Filed with the Securities and Exchange Commission on December 19, 2019
REGISTRATION NO. 333-152411
INVESTMENT COMPANY ACT NO. 811-5438
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SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
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FORM N-4
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REGISTRATION STATEMENT
UNDER
THE SECURITIES ACT OF 1933
POST-EFFECTIVE AMENDMENT NO. 34
and
REGISTRATION STATEMENT
UNDER
THE INVESTMENT COMPANY ACT OF 1940
AMENDMENT NO. 207
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PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
(Exact Name of Registrant)
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
(Name of Depositor)
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 926-1888
(Address and telephone number of Depositor's principal executive offices)
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J. MICHAEL LOW, ESQ
C/O KUTAK ROCK LLP
8601 NORTH SCOTTSDALE ROAD, SUITE 300
SCOTTSDALE, ARIZONA 85253-2738
(480) 429-4874
(Name, address and telephone number of agent for service)
COPIES TO:
DOUGLAS E. SCULLY
VICE PRESIDENT
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
ONE CORPORATE DRIVE
SHELTON, CONNECTICUT 06484
(203) 925-6960
Approximate Date of Proposed Sale to the Public: Continuous
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It is proposed that this filing become effective: (check appropriate space)
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[X] on December 31, 2019 pursuant to paragraph (b) of Rule 485
[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485
[ ] on __________ pursuant to paragraph (a)(i) of Rule 485
[ ] 75 days after filing pursuant to paragraph (a)(ii) of Rule 485
[ ] on______ pursuant to paragraph (a)(ii) of Rule 485
If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.
TITLE OF SECURITIES BEING REGISTERED:
Units of interest in Separate Accounts under variable annuity contracts.

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EXPLANATORY NOTE:

Registrant is filing this Post-Effective Amendment No. 34 to Registration Statement No. 333-152411 for the purpose of including in the Registration Statement a Prospectus supplement, a revised Statement of Additional Information, including financial statements filed therewith, and Part C. This Post-Effective Amendment No. 34 incorporates by reference the prospectus dated April 29, 2019, contained in Part A of Post-Effective Amendment No. 33 filed on April 11, 2019.

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PRUCO LIFE INSURANCE COMPANY
PRUCO LIFE FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUCO LIFE INSURANCE COMPANY OF NEW JERSEY
PRUCO LIFE OF NEW JERSEY FLEXIBLE PREMIUM VARIABLE ANNUITY ACCOUNT

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

Supplement dated December 31, 2019
to Prospectuses dated April 29, 2019

This Supplement should be read in conjunction with the current Prospectus for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the variable annuity you own and is not intended to be a prospectus or offer for any other variable annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the Prospectuses and Statements of Additional Information. If you would like another copy of the current Annuity Prospectus, please call us at 1-888-PRU-2888.

This Supplement describes a new portfolio of Advanced Series Trust (“AST”). In addition, effective on or about January 2, 2020, the AST Bond Portfolio 2019 will be closed and liquidated and, as a result, all references to the AST Bond Portfolio 2019 will be deleted from the Prospectus.

New AST Portfolio

AST Bond Portfolio 2031 (the “Portfolio”). Effective on or about January 2, 2020, a variable investment option that invests in this Portfolio will be added to your Annuity. Please note, however, that the investment option is not available for the allocation of Purchase Payments or for transfers – either incoming or outgoing. This Portfolio is available only with certain optional living benefits. The inside front cover of the Prospectus is hereby amended to include the name of this new Portfolio under “Investment Options”.

In conjunction with the changes described above, the table captioned “Underlying Mutual Fund Portfolio Annual Expenses” in the “Summary of Contract Fees and Charges” section of the Prospectus is revised to add the following information:

UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
(as a percentage of the average net assets of the underlying Portfolios)
FUNDS	Management Fees	Other Expenses	Distribution (12b-1) Fees	Dividend Expense on Short Sales	Broker Fees and Expenses on Short Sales	Acquired Portfolio Fees & Expenses	Total Annual Portfolio Operating Expenses	Fee Waiver or Expense Reimbursement	Net Annual Fund Operating Expenses
AST Bond Portfolio 2031[1]	0.47%	0.08% [2]	0.25%	0.00%	0.00%	0.00%	0.80%	0.00%	0.80%

[1]	The Portfolio will commence operations on or about January 2, 2020.

[2]
Other expenses (which include expenses for accounting and valuation services, custodian fees, audit fees, legal fees, transfer agency fees, fees paid to Independent Trustees, and certain other miscellaneous items) are estimated. Estimate based in part on assumed average daily net assets of $200 million for the Portfolio for the fiscal period ending December 31, 2020.

In the “Investment Options” section of the Prospectus, we add the following summary description for the Portfolio to the table below as follows:

PORTFOLIO NAME	INVESTMENT OBJECTIVE(S)	PORTFOLIO ADVISER/SUBADVISER(S)
AST Bond Portfolio 2031	Seeks the highest total return for a specific period of time, consistent with the preservation of capital and liquidity needs. Total return is comprised of current income and capital appreciation.	PGIM Fixed Income

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE

GENPRODSUP7

PART B
STATEMENT OF ADDITIONAL INFORMATION
The variable investment options under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION, a Prudential Financial Company, and PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B (also known as “Separate Account B”). The variable investment options are registered under the Securities Act of 1933 and the Investment Company Act of 1940. The fixed investment options (“Fixed Allocations”) under the Annuity are issued by PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION. The assets supporting the Fixed Allocations are maintained in the PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D, a non-unitized separate account, and are registered solely under the Securities Act of 1933.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. YOU SHOULD READ THIS INFORMATION ALONG WITH THE PROSPECTUS FOR THE ANNUITY FOR WHICH IT RELATES. THE PROSPECTUS CONTAINS INFORMATION THAT YOU SHOULD CONSIDER BEFORE INVESTING. FOR A COPY OF THE PROSPECTUS SEND A WRITTEN REQUEST TO PRUDENTIAL ANNUITIES – VARIABLE ANNUITIES, P.O. BOX 7960, PHILADELPHIA, PA OR TELEPHONE 1-800-752-6342. OUR WEBSITE ADDRESS IS WWW.PRUDENTIALANNUITIES.COM.
Date of Statement of Additional Information: April 29, 2019, as supplemented December 31, 2019
Date of Prospectus: April 29, 2019, as supplemented December 31, 2019
AS CORNERSTONE - SAI (04/2019)

GENERAL INFORMATION ABOUT PRUDENTIAL ANNUITIES
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
Prudential Annuities Life Assurance Corporation ("Prudential Annuities", "we", "our" or "us") is a stock life insurance company domiciled in Arizona with licenses in the District of Columbia, Puerto Rico, and in all states except New York. Prudential Annuities is a wholly-owned subsidiary of Prudential Annuities, Inc. Prudential Annuities' principal business address is One Corporate Drive, Shelton, Connecticut 06484.
No company other than Prudential Annuities has any legal responsibility to pay amounts that it owes under its annuity and variable life insurance contracts. However, Prudential Financial exercises significant influence over the operations and capital structure of Prudential Annuities.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
Prudential Annuities Life Assurance Corporation Variable Account B, also referred to as "Separate Account B", was established by us pursuant to Connecticut law. Prior to November 18, 2002, Separate Account B was organized as a single separate account with six different Sub-account classes, each of which was registered as a distinct unit investment trust under the Investment Company Act. Effective November 18, 2002, each Sub-account class of Separate Account B was consolidated into American Skandia Life Assurance Corporation Variable Account B Class 1 Sub-accounts, which was subsequently renamed Prudential Annuities Life Assurance Corporation Variable Account B. Each Sub-account of Separate Account B has multiple Unit Prices to reflect the daily charge deducted for each combination of the applicable Insurance Charge, Distribution Charge (when applicable) and the charge for each optional benefit offered under Annuity contracts funded through Separate Account B. The consolidation of Separate Account B had no impact on Annuity Owners.
Effective August 31, 2013, Prudential Annuities Life Assurance Corporation changed its domicile from Connecticut to Arizona. As a result of this change, the Arizona Department of Insurance is our principal regulatory authority and all of our separate accounts, including Separate Account B, will now be operated in accordance with the laws of Arizona.
Separate Account B holds assets of other annuities issued by us with values and benefits that vary according to the investment performance of the underlying mutual funds or portfolios of underlying mutual funds offered as Sub-accounts of Separate Account B. The underlying mutual funds or portfolios of underlying mutual funds are referred to as the Portfolios. Each Sub-account invests exclusively in a Portfolio. You will find additional information about the Portfolios in their respective prospectuses.
Separate Account B is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940 (the "Investment Company Act") as a unit investment trust, which is a type of investment company. Values and benefits based on allocations to the Sub-accounts will vary with the investment performance of the Portfolios, as applicable. We do not guarantee the investment results of any Sub-account. You bear the entire investment risk.
There is no assurance that the Account Value of your Annuity will equal or be greater than the total of the Purchase Payments you make to us.
During the accumulation phase, we offer a number of Sub-accounts. Certain Sub-accounts may not be available in all jurisdictions. If and when we obtain approval of the applicable authorities to make such Sub-accounts available, we will notify Owners of the availability of such Sub-accounts.
A brief summary of the investment objectives and policies of each Portfolio is found in the Prospectus. More detailed information about the investment objectives, policies, risks, costs and management of the Portfolios are found in the prospectuses and statements of additional information for the Portfolios.
There can be no guarantee that any Portfolio will meet its investment objectives.
Each underlying mutual fund is registered under the Investment Company Act, as amended, as an open-end management investment company. Each underlying mutual fund thereof may or may not be diversified as defined in the Investment Company Act. The trustees or directors, as applicable, of an underlying mutual fund may add, eliminate or substitute portfolios from time to time. Generally, each portfolio issues a separate class of shares. Shares of the portfolios are available to separate accounts of life insurance companies offering variable annuity and variable life insurance products. The shares may also be made available, subject to obtaining all required regulatory approvals, for direct purchase by various pension and retirement savings plans that qualify for preferential tax treatment under the Internal Revenue Code ("Code").
We may make other portfolios available by creating new Sub-accounts. Additionally, new portfolios may be made available by the creation of new Sub-accounts from time to time. Such a new portfolio may be disclosed in its prospectus. We may take other actions in relation to the Sub-accounts and/or Separate Account B.
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION SEPARATE ACCOUNT D
Prudential Annuities Life Assurance Corporation Separate Account D, also referred to as "Separate Account D", was established by us pursuant to Connecticut law. Based on our redomestication from Connecticut to Arizona, however, all our Separate Accounts, including Separate Account D, will be operated in accordance with the laws of Arizona, effective August 31, 2013. During the accumulation phase, assets supporting our obligations based on Fixed Allocations are held in Separate Account D. Such obligations are based on the fixed interest rates we credit to Fixed Allocations and the terms of the Annuities. These obligations do not depend on the investment performance of the assets in Separate Account D.
There are no units in Separate Account D. The Fixed Allocations are guaranteed by our general account. An Annuity Owner who allocates a portion of their Account Value to Separate Account D does not participate in the investment gain or loss on assets maintained in Separate Account D. Such gain or loss accrues solely to us. We retain the risk that the value of the assets in Separate Account D may drop below the reserves and other liabilities we must maintain. Should the value of the assets in Separate Account D drop below the reserve and other liabilities we must maintain in relation to the annuities supported by such assets, we will transfer assets from our general account to Separate Account D to make up the difference. We have the right to transfer to our general account any assets of Separate Account D in excess of such reserves and other liabilities. We maintain assets in Separate Account D supporting a number of annuities we offer.
We currently employ investment managers to manage the assets maintained in Separate Account D. Each manager we employ is responsible for investment management of a different portion of Separate Account D. From time to time additional investment managers may be employed or investment managers may cease being employed. We are under no obligation to employ or continue to employ any investment manager(s) and have sole discretion over the investment managers we retain.
We operate Separate Account D in a fashion designed to meet the obligations created by Fixed Allocations. Factors affecting these operations include the following:

1.	We employ an investment strategy designed to limit the risk of default. Some of the guidelines of our current investment strategy for Separate Account D include, but are not limited to, the following:

a.
Investments may include cash; debt securities issued by the United States Government or its agencies and instrumentalities; money market instruments; short, intermediate and long-term corporate obligations; private placements; asset-backed obligations; and municipal bonds.

b.
At the time of purchase, fixed income securities will be in one of the top four generic lettered rating classifications as established by a nationally recognized statistical rating organization ("NRSRO") such as Standard & Poor's or Moody's Investor Services, Inc.

We are not obligated to invest according to the aforementioned guidelines or any other strategy except as may be required by Arizona and other state insurance laws.

2.	The assets in Separate Account D are accounted for at their market value, rather than at book value.

3.	We are obligated by law to maintain our capital and surplus, as well as our reserves, at the levels required by applicable state insurance law and regulation.
PRINCIPAL UNDERWRITER/DISTRIBUTOR - PRUDENTIAL ANNUITIES DISTRIBUTORS, INC.
Prudential Annuities Distributors, Inc. ("PAD"), a wholly-owned subsidiary of Prudential Annuities, Inc., is the distributor and principal underwriter of the Annuity described in the Prospectus and this Statement of Additional Information. Prudential Annuities Life Assurance Corporation and AST Investment Services, Inc. ("ASISI"), a co-investment manager of Advanced Series Trust are also wholly-owned subsidiaries of Prudential Annuities, Inc. Prudential Annuities Information Services and Technology Corporation, also a wholly-owned subsidiary of Prudential Annuities, Inc., is a service company that provides systems and information services to Prudential Annuities Life Assurance Corporation and its affiliated companies.
PAD acts as the distributor of a number of annuity and life insurance products we offer.
PAD's principal business address is One Corporate Drive, Shelton, Connecticut 06484. PAD is registered as a broker-dealer under the Securities and Exchange Act of 1934 ("Exchange Act") and is a member of the Financial Industry Regulatory Authority ("FINRA"). THE OFFERING OF THE ANNUITY CONTRACTS THROUGH PAD IS CONTINUOUS. PLEASE SEE THE PROSPECTUS FOR A DISCUSSION OF HOW THE SALES LOAD ON THE ANNUITY CONTRACTS IS DETERMINED.
The Annuity is offered on a continuous basis. PAD enters into distribution agreements with broker-dealers who are registered under the Exchange Act and with entities that may offer the Annuity but are exempt from registration ("firms"). Applications for the Annuity are solicited by registered representatives of those firms.
Commissions are paid to firms on sales of the Annuity according to one or more schedules. The individual representative will receive a portion of the compensation, depending on the practice of his or her firm. Commissions are generally based on a percentage of Purchase Payments made, up to a maximum of 7.0%. Alternative compensation schedules are available that provide a lower initial commission plus ongoing annual compensation based on all or a portion of Account Value. We may also provide compensation to the distributing firm for providing ongoing service to you in relation to the Annuity. Commissions and other compensation paid in relation to the Annuity do not result in any additional charge to you or to the Separate Account.
PAYMENTS MADE TO PROMOTE SALE OF OUR PRODUCTS
In an effort to promote the sale of our products (which may include the placement of Prudential Annuities and/or each Annuity on a preferred or recommended company or product list and/or access to the firm's registered representatives), we and/or PAD pay certain broker-dealers cash compensation in the form of: commissions according to one or more schedules; percentage payments based on “Assets Under Management” (total assets”) subject to certain criteria in certain Pruco Life products; and/or percentage payments based on the total amount of money received as purchase payments under Pruco Life annuity products sold through the broker-dealer.
We or PAD also may compensate third-party vendors, for services that such vendors render to broker-dealer firms. To the extent permitted by FINRA rules and other applicable laws and regulations, PAD may pay or allow other promotional incentives or payments in the forms of non-cash compensation. These arrangements may not be offered to all firms and the terms of such arrangements may differ between firms.

The list in the prospectus includes the names of the firms that we are aware (as of December 31, 2018) received cash compensation with respect to annuity business during 2018 (or as to which a payment amount was accrued during 2018). The firms listed include payments in connection with products issued by Prudential Annuities Life Assurance Corporation. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the contract. During 2018, the least amount paid, and greatest amount paid, were $1.20 and $7,248,879.59, respectively.
You should note that firms and individual registered representatives and branch managers within some firms participating in one of these compensation arrangements might receive greater compensation for selling the Annuity than for selling a different annuity that is not eligible for these compensation arrangements. While compensation is generally taken into account as an expense in considering the charges applicable to an annuity product, any such compensation will be paid by us or PAD and will not result in any additional charge to you. Overall compensation paid to the distributing firm does not exceed, based on actuarial assumptions, 8.5% of the total Purchase Payments made. Your registered representative can provide you with more information about the compensation arrangements that apply upon the sale of the Annuity.
With respect to all individual annuities issued by Prudential Annuities, PAD received commissions as follows: 2018: $122,121,924.71; 2017: $109,233,825.30; and 2016: $108,318,475.79. PAD retained none of those commissions.
HOW THE UNIT PRICE IS DETERMINED
For each Sub-account the initial Unit Price was $10.00. The Unit Price for each subsequent period is the net investment factor for that period, multiplied by the Unit Price for the immediately preceding Valuation Period. The Unit Price for a Valuation Period applies to each day in the period. The net investment factor is an index that measures the investment performance of, and charges assessed against, a Sub-account from one Valuation Period to the next. The net investment factor for a Valuation Period is: (a) divided by (b), less (c) where:

a.	is the net result of:

1.
the net asset value per share of the Portfolio shares held by that Sub-account at the end of the current Valuation Period plus the per share amount of any dividend or capital gain distribution declared by the Portfolio at the end of the current Valuation Period and paid (in the case of a Portfolio that declares dividends on an annual or quarterly basis) or accrued (in the case of a money market Portfolio that pays dividends monthly); plus or minus

2.	any per share charge or credit during the Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

b.	is the net result of:

1.
the net asset value per share of the Portfolio shares held by that Sub-account at the end of the preceding Valuation Period plus the per share amount of any dividend or capital gain distribution declared and unpaid (accrued) by the Portfolio at the end of the preceding Valuation Period; plus or minus

2.	any per share charge or credit during the preceding Valuation Period as a provision for taxes attributable to the operation or maintenance of that Sub-account.

c.	is the Insurance Charge and the Distribution Charge deducted daily against the assets of the Separate Account.
We value the assets in each Sub-account at their fair market value in accordance with accepted accounting practices and applicable laws and regulations. The net investment factor may be greater than, equal to, or less than one.
ADDITIONAL INFORMATION ON FIXED ALLOCATIONS
To the extent permitted by law, we reserve the right at any time to offer Guarantee Periods with durations that differ from those which were available when your Annuity was issued. We also reserve the right at any time to stop accepting new allocations, transfers or renewals for a particular Guarantee Period. Such an action may have an impact on the market value adjustment ("MVA").
We declare the rates of interest applicable during the various Guarantee Periods offered. Declared rates are effective annual rates of interest. The rate of interest applicable to a Fixed Allocation is the one in effect when its Guarantee Period begins. The rate is guaranteed throughout the Guarantee Period. We inform you of the interest rate applicable to a Fixed Allocation, as well as its Maturity Date, when we confirm the allocation. We declare interest rates applicable to new Fixed Allocations from time-to-time. Any new Fixed Allocation in an existing Annuity is credited interest at a rate not less than the rate we are then crediting to Fixed Allocations for the same Guarantee Period selected by new Annuity purchasers in the same class.
The interest rates we credit are subject to a minimum. We may declare a higher rate. The minimum is based on both an index and a reduction to the interest rate determined according to the index.
The index is based on the published rate for certificates of indebtedness (bills, notes or bonds, depending on the term of indebtedness) of the United States Treasury at the most recent Treasury auction held at least 30 days prior to the beginning of the applicable Fixed Allocation's Guarantee Period. The term (length of time from issuance to maturity) of the certificates of indebtedness upon which the index is based is the same as the duration of the Guarantee Period. If no certificates of indebtedness are available for such term, the next shortest term is used. If the United States Treasury's auction program is discontinued, we will substitute indexes which in our opinion are comparable. If required, implementation of such substitute indexes will be subject to approval by the SEC and the Insurance Department of the jurisdiction in which your Annuity was delivered. (For Annuities issued as certificates of participation in a group contract, it is our expectation that approval of only the jurisdiction in which such group contract was delivered applies.)
The reduction used in determining the minimum interest rate is two and a half percent of interest (2.50%).
Where required by the laws of a particular jurisdiction, a specific minimum interest rate, compounded yearly, will apply should the index less the reduction be less than the specific minimum interest rate applicable to that jurisdiction.
WE MAY CHANGE THE INTEREST RATES WE CREDIT NEW FIXED ALLOCATIONS AT ANY TIME. Any such change does not have an impact on the rates applicable to Fixed Allocations with Guarantee Periods that began prior to such change. However, such a change will affect the MVA.
We have no specific formula for determining the interest rates we declare. Rates may differ between classes and between types of annuities we offer, even for guarantees of the same duration starting at the same time. We expect our interest rate declarations for Fixed Allocations to reflect the returns available on the type of investments we make to support the various classes of annuities supported by the assets in Separate Account D. However, we may also take into consideration in determining rates such factors including, but not limited to, the durations offered by the annuities supported by the assets in Separate Account D, regulatory and tax requirements, the liquidity of the secondary markets for the type of investments we make, commissions, administrative expenses, investment expenses, our insurance risks in relation to Fixed Allocations, general economic trends and competition. OUR MANAGEMENT MAKES THE FINAL DETERMINATION AS TO INTEREST RATES TO BE CREDITED. WE CANNOT PREDICT THE RATES WE WILL DECLARE IN THE FUTURE.
HOW WE CALCULATE THE MARKET VALUE ADJUSTMENT
An MVA is used to determine the Account Value of each Fixed Allocation. The formula used to determine the MVA is applied separately to each Fixed Allocation. Values and time durations used in the formula are as of the date the Account Value is being determined.
For purposes of this provision:

▪	"Strips" are a form of security where ownership of the interest portion of United States Treasury securities are separated from ownership of the underlying principal amount or corpus.

▪	"Strip Yields" are the yields payable on coupon Strips of United States Treasury securities.

▪
"Option-adjusted Spread" is the difference between the yields on corporate debt securities (adjusted to disregard options on such securities) and government debt securities of comparable duration. We currently use the Merrill Lynch 1 to 10 year Investment Grade Corporate Bond Index of Option-adjusted Spreads.

The formula is:
[(1+I) / (1+J+0.0010)]^(N/365)
where:
I is the Strip Yield as of the start date of the Guarantee Period for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
J is the Strip Yield as of the date the MVA formula is being applied for coupon Strips maturing at the end of the applicable Guarantee Period plus the Option-adjusted Spread. If there are no Strips maturing at that time, we will use the Strip Yield for the Strips maturing as soon as possible after the Guarantee Period ends.
N is the number of days remaining in the original Guarantee Period.
The denominator of the MVA formula includes a factor, currently equal to 0.0010 or 10 basis points. The factor is an adjustment that is applied when an MVA is assessed (regardless of whether the MVA is positive or negative) and, relative to when no factor is applied, will reduce the amount being surrendered or transferred from the MVA Fixed Allocation.
If you surrender your Annuity under the right to cancel provision, the MVA formula is [(1 + I)/(1 + J)]^(N/365).
No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date and the 30 days prior to the Maturity Date. The formula may be changed for certain Special Purpose Fixed Allocations, as described in the Prospectus.
Irrespective of the above, we apply certain formulas to determine "I" and "J" when we do not offer Guarantee Periods with a duration equal to the Remaining Period. These formulas are as follows:

1.
If we offer Guarantee Periods to your class of Annuities with durations that are both shorter and longer than the Remaining Period, we interpolate a rate for "J" between our then current interest rates for Guarantee Periods with the next shortest and next longest durations then available for new Fixed Allocations for your class of Annuities.

2.
If we no longer offer Guarantee Periods to your class of Annuities with durations that are both longer and shorter than the Remaining Period, we determine rates for "J" and, for purposes of determining the MVA only, for "I" based on the Moody's Corporate Bond Yield Average - Monthly

Average Corporates (the "Average"), as published by Moody's Investor Services, Inc., its successor, or an equivalent service should such Average no longer be published by Moody's. For determining I, we will use the Average published on or immediately prior to the start of the applicable Guarantee Period. For determining J, we will use the Average for the Remaining Period published on or immediately prior to the date the MVA is calculated.
No MVA applies in determining a Fixed Allocation's Account Value on its Maturity Date, and, where required by law, the 30 days prior to the Maturity Date. If we are not offering a Guarantee Period with a duration equal to the number of years remaining in a Fixed Allocation's Guarantee Period, we calculate a rate for "J" above using a specific formula.
Our Current Rates are expected to be sensitive to interest rate fluctuations, thereby making each MVA equally sensitive to such changes. There would be a downward adjustment when the applicable Current Rate plus 0.10 percent of interest exceeds the rate credited to the Fixed Allocation and an upward adjustment when the applicable Current Rate is more than 0.10 percent of interest lower than the rate being credited to the Fixed Allocation.
We reserve the right, from time to time, to determine the MVA using an interest rate lower than the Current Rate for all transactions applicable to a class of Annuities. We may do so at our sole discretion. This would benefit all such Annuities if transactions to which the MVA applies occur while we use such lower interest rate.
GENERAL INFORMATION
VOTING RIGHTS
We are the legal owner of the shares of the underlying Portfolios in which the Sub-accounts invest. However, under current SEC rules, you have voting rights in relation to Account Value maintained in the Sub-accounts. If an underlying Portfolio requests a vote of shareholders, we will vote our shares based on instructions received from Owners with Account Value allocated to that Sub-account. Owners have the right to vote an amount equal to the number of shares attributable to their contracts. If we do not receive voting instructions in relation to certain shares, we will vote those shares in the same manner and proportion as the shares for which we have received instructions. This voting procedure is sometimes referred to as “mirror voting” because, as indicated in the immediately preceding sentence, we mirror the votes that are actually cast, rather than decide on our own how to vote. We will also “mirror vote” shares that are owned directly by us or an affiliate (excluding shares held in the separate account of an affiliated insurer). In addition, because all the shares of a given Portfolio held within our Separate Account are legally owned by us, we intend to vote all of such shares when that underlying Portfolio seeks a vote of its shareholders. As such, all such shares will be counted towards whether there is a quorum at the underlying Portfolio’s shareholder meeting and towards the ultimate outcome of the vote. Thus, under “mirror voting”, it is possible that the votes of a small percentage of contract holders who actually vote will determine the ultimate outcome.
We may, if required by state insurance regulations, disregard voting instructions if they would require shares to be voted so as to cause a change in the sub-classification or investment objectives of one or more of the available Variable Investment Options or to approve or disapprove an investment advisory contract for a Portfolio. In addition, we may disregard voting instructions that would require changes in the investment policy or investment adviser of one or more of the Portfolios associated with the available Variable Investment Options, provided that we reasonably disapprove such changes in accordance with applicable federal or state regulations. If we disregard Owner voting instructions, we will advise Owners of our action and the reasons for such action in the next available annual or semi-annual report.
We will furnish those Owners who have Account Value allocated to a Sub-account whose underlying Portfolio has requested a “proxy” vote with proxy materials and the necessary forms to provide us with their voting instructions. Generally, you will be asked to provide instructions for us to vote on matters such as changes in a fundamental investment strategy, adoption of a new investment advisory agreement, or matters relating to the structure of the underlying Portfolio that require a vote of shareholders. We reserve the right to change the voting procedures described above if applicable SEC rules change.
MODIFICATION
We reserve the right to do any or all of the following: (a) combine a Sub-account with other Sub-accounts; (b) combine Separate Account B or a portion of it with other "unitized" separate accounts; (c) terminate offering certain Guarantee Periods for new or renewing Fixed Allocations; (d) combine Separate Account D with other "non-unitized" separate accounts; (e) deregister Separate Account B under the Investment Company Act; (f) operate Separate Account B as a management investment company under the Investment Company Act or in any other form permitted by law; (g) make changes required by any change in the Securities Act, the Exchange Act or the Investment Company Act; (h) make changes that are necessary to maintain the tax status of your Annuity under the Code; (i) make changes required by any change in other Federal or state laws relating to retirement annuities or annuity contracts; and (j) discontinue offering any Sub-account at any time.
Also, from time to time, we may make additional Sub-accounts available to you. These Sub-accounts will invest in underlying mutual funds or portfolios of underlying mutual funds we believe to be suitable for the Annuity. We may or may not make a new Sub-account available to invest in any new portfolio of one of the current underlying mutual funds should such a portfolio be made available to Separate Account B.
We may eliminate Sub-accounts, combine two or more Sub-accounts or substitute one or more new underlying mutual funds or portfolios for the one in which a Sub-account is invested. Substitutions may be necessary if we believe an underlying mutual fund or portfolio no longer suits the purpose of the Annuity. This may happen due to a change in laws or regulations, or a change in the investment objectives or restrictions of an underlying mutual fund or portfolio, or because the underlying mutual fund or portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the insurance department of our state of domicile, if so required by law, before making such a substitution, deletion or addition. We also would obtain prior approval from the SEC so long as required by law, and any other required approvals before making such a substitution, deletion or addition.
We reserve the right to transfer assets of Separate Account B, which we determine to be associated with the class of contracts to which your Annuity belongs, to another "unitized" separate account. We also reserve the right to transfer assets of Separate Account D which we determine to be associated with the class of contracts to which your annuity belongs, to another "non-unitized" separate account. We will notify you (and/or any payee during the payout phase) of any modification to your Annuity. We may endorse your Annuity to reflect the change.
DEFERRAL OF TRANSACTIONS
We may defer any distribution or transfer from a Fixed Allocation or an annuity payment for a period not to exceed the lesser of 6 months or the period permitted by law. If we defer a distribution or transfer from any Fixed Allocation or any annuity payment for more than thirty days, or less where required by law, we pay interest at the minimum rate required by law but not less than 3% or at least 4% if required by your contract, per year on the amount deferred. We may defer payment of proceeds of any distribution from any Sub-account or any transfer from a Sub-account for a period not to exceed 7 calendar days from the date the transaction is effected. Any deferral period begins on the date such distribution or transfer would otherwise have been transacted.
There may be circumstances where the NYSE is open, however, due to inclement weather, natural disaster or other circumstances beyond our control, our offices may be closed or our business processing capabilities may be restricted. Under those circumstances, your Account Value may fluctuate based on changes in the Unit Values, but you may not be able to transfer Account Value, or make a purchase or redemption request.
The NYSE is closed on the following nationally recognized holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving, and Christmas. On those dates, we will not process any financial transactions involving purchase or redemption orders.
Prudential Annuities will also not process financial transactions involving purchase or redemption orders or transfers on any day that:

▪	trading on the NYSE is restricted;

▪	an emergency exists making redemption or valuation of securities held in the separate account impractical; or

▪	the SEC, by order, permits the suspension or postponement for the protection of security holders.
MISSTATEMENT OF AGE OR SEX
If there has been a misstatement of the age and/or sex of any person upon whose life annuity payments or the minimum death benefit is based, we make adjustments to conform to the facts. As to annuity payments: (a) any underpayments by us will be remedied on the next payment following correction; and (b) any overpayments by us will be charged against future amounts payable by us under your Annuity.
CYBER SECURITY RISKS
With the increasing use of technology and computer systems in general and, in particular, the Internet to conduct necessary business functions, Prudential Annuities is susceptible to operational, information security and related risks. These risks, which are often collectively referred to as “cyber security” risks, may include deliberate or malicious attacks, as well as unintentional events and occurrences. These risks are heightened by our offering of products with certain features, including those with automatic asset transfer or re-allocation strategies, and by our employment of complex investment, trading and hedging programs. Cyber security is generally defined as the technology, operations and related protocol surrounding and protecting a user’s computer hardware, network, systems and applications and the data transmitted and stored therewith. These measures ensure the reliability of a user’s systems, as well as the security, availability, integrity, and confidentiality of data assets.
Deliberate cyber attacks can include, but are not limited to, gaining unauthorized access (including physical break-ins and attempts to fraudulently induce employees, customers or other users of these systems to disclose sensitive information in order to gain access) to computer systems in order to misappropriate and/or disclose sensitive or confidential information; deleting, corrupting or modifying data; and causing operational disruptions. Cyber attacks may also be carried out in a manner that does not require gaining unauthorized access, such as causing denial-of-service attacks on websites (in order to prevent access to computer networks). In addition to deliberate breaches engineered by external actors, cyber security risks can also result from the conduct of malicious, exploited or careless insiders, whose actions may result in the destruction, release or disclosure of confidential or proprietary information stored on an organization’s systems.
Cyber security failures or breaches that could impact Prudential Annuities and Owners, whether deliberate or unintentional, could arise not only in connection with our own administration of the Annuity, but also with entities operating the Annuity’s underlying funds and with third-party service providers to Prudential Annuities. Cyber security failures originating with any of the entities involved with the offering and administration of the Annuity may cause significant disruptions in the business operations related to the Annuity. Potential impacts may include, but are not limited to, potential financial losses under the Annuity, your inability to conduct transactions under the Annuity and/or with respect to an underlying fund, an inability to calculate the accumulation unit value (AUV) with respect to the Annuity and/or the net asset value (NAV) with respect to an underlying fund, and disclosures of your personal or confidential account information.
In addition to direct impacts to you, cyber security failures of the type described above may result in adverse impacts to Prudential Annuities, including regulatory inquiries, regulatory proceedings, regulatory and/or legal and litigation costs, and reputational damage. Costs incurred by Prudential Annuities may include reimbursement and other expenses, including the costs of litigation and litigation settlements and additional compliance costs. Considerable expenses also may be incurred by Prudential Annuities in enhancing and upgrading computer systems and systems security following a cyber security failure.
The rapid proliferation of technologies, as well as the increased sophistication and activities of organized crime, hackers, terrorists, hostile foreign governments and others continue to pose new and significant cyber security threats. Although Prudential Annuities, our service providers, and the underlying funds offered under the Annuity may have established business continuity plans and risk management systems to mitigate cyber security risks, there can be no guarantee or assurance that such plans or systems will be effective, or that all risks that exist, or may develop in the future, have been completely anticipated and identified or can be protected against. Furthermore, Prudential Annuities cannot control or assure the efficacy of the cyber security plans and systems implemented by third-party service providers, the underlying funds, and the issuers in which the underlying funds invest.
ANNUITIZATION
WHAT TYPES OF ANNUITY OPTIONS ARE AVAILABLE?
We currently make annuity options available that provide fixed annuity payments, or adjustable payments. Fixed options provide the same amount with each payment. Adjustable options provide a fixed payment that is periodically adjusted based on current interest rates. We do not guarantee to make all annuity payment options available in the future.
When you purchase an Annuity, or at a later date, you may choose an Annuity Date, an annuity option and the frequency of annuity payments. You may change your choices before the Annuity Date under the terms of your contract. A maximum Annuity Date may be required by law. The Annuity Date may depend on the annuity option you choose. Certain annuity options may not be available depending on the age of the Annuitant.
Certain of these annuity options may also be available to Beneficiaries who choose to receive the Annuity's Death Benefit proceeds as a series of payments instead of a lump sum payment.
OPTION 1
Payments for Life: Under this option, income is payable periodically until the death of the "key life". The "key life" (as used in this section) is the person or persons upon whose life annuity payments are based. No additional annuity payments are made after the death of the key life. Since no minimum number of payments is guaranteed, this option offers the largest amount of periodic payments of the life contingent annuity options. It is possible that only one payment will be payable if the death of the key life occurs before the date the second payment was due, and no other payments nor death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 2
Payments Based on Joint Lives: Under this option, income is payable periodically during the joint lifetime of two key lives, and thereafter during the remaining lifetime of the survivor, ceasing with the last payment prior to the survivor's death. No minimum number of payments is guaranteed under this option. It is possible that only one payment will be payable if the death of all the key lives occurs before the date the second payment was due, and no other payments or death benefits would be payable. This option is currently available on a fixed basis. Under this option, you cannot make a partial or full surrender of the annuity.
OPTION 3
Payments for Life with a Certain Period: Under this option, income is payable until the death of the key life. However, if the key life dies before the end of the period selected (5, 10 or 15 years), the remaining payments are paid to the Beneficiary until the end of such period. This option is currently available on a fixed basis.
OPTION 4
Fixed Payments for a Certain Period: Under this option, income is payable periodically for a specified number of years. If the payee dies before the end of the specified number of years, the remaining payments are paid to the Beneficiary to the end of such period. Note that under this option, payments are not based on any assumptions of life expectancy. Therefore, that portion of the Insurance Charge assessed to cover the risk that key lives outlive our expectations provides no benefit to an Owner selecting this option. Under this option, you cannot make a partial or full surrender of the annuity.
We may make additional annuity payment options available in the future.
WHEN ARE ANNUITY PAYMENTS MADE?
Each Annuity Payment is payable monthly on the Annuity Payment Date. The initial annuity payment will be on a date of your choice. The Annuity Payment Date may not be changed after the Annuity Date.
HOW ARE ANNUITY PAYMENTS CALCULATED?
FIXED ANNUITY PAYMENTS
If you choose to receive fixed annuity payments, you will receive equal fixed-dollar payments throughout the period you select. The amount of the fixed payment will vary depending on the annuity payment option and payment frequency you select. Generally, the first annuity payment is determined by multiplying the Account Value upon the Annuity Date, minus any state premium taxes that may apply, by the factor determined from our table of annuity rates. The table of annuity rates differs based on the type of annuity chosen and the frequency of payment selected. Our rates will not be less than our guaranteed minimum rates. These guaranteed minimum rates are derived from the 2000 Individual Annuity Mortality Table with an assumed interest rate of 3% per annum. Where required by law or regulation, such annuity table will have rates that do not differ according to the gender of the key life. Otherwise, the rates will differ according to the gender of the key life.
ADJUSTABLE ANNUITY PAYMENTS
We may make an adjustable annuity payment option available. Adjustable annuity payments are calculated similarly to fixed annuity payments except that on every fifth (5th) anniversary of receiving annuity payments, the annuity payment amount is adjusted upward or downward depending on the rate we are currently crediting to annuity payments. The adjustment in the annuity payment amount does not affect the duration of remaining annuity payments, only the amount of each payment.
KEY TERMS
ACCOUNT VALUE: The value of each allocation to a Sub-account (also referred to as a "variable investment option") plus any Fixed Allocation prior to the Annuity Date, increased by any earnings, and/or less any losses, distributions and charges. The Account Value is calculated before we assess any applicable Contingent Deferred Sales Charge ("CDSC" or "surrender charge") and/or, other than on an annuity anniversary, any fee that is deducted from the Annuity annually in arrears. The Account Value is determined separately for each Sub-account and for each Fixed Allocation, and then totaled to determine the Account Value for your entire Annuity. The Account Value of each MVA Fixed Allocation on any day other than its Maturity Date may be calculated using a market value adjustment. The Account Value includes any Loyalty Credit we apply. With respect to Annuities with a Highest Daily Lifetime Five Income Benefit election, Account Value includes the value of any allocation to the Benefit Fixed Rate Account.
ANNUITY DATE: The date you choose for annuity payments to commence. Unless we agree otherwise, for Annuities issued on or after November 20, 2006, the Annuity Date must be no later than the first day of the calendar month coinciding with or next following the later of: (a) the oldest Owner's or Annuitant's 95th birthday, whichever occurs first, and (b) the fifth anniversary of the Issue Date.
EXPERTS
The financial statements of Prudential Annuities Life Assurance Corporation as of December 31, 2018 and 2017 and for each of the three years in the period ended December 31, 2018 and the financial statements of Prudential Annuities Life Assurance Corporation Variable Account B as of December 31, 2018 and for each of the periods presented included in this Statement of Additional Information have been so included in reliance on the reports of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.
LEGAL EXPERTS
In connection with the preparation of the post-effective amendment to this registration statement, counsel for Prudential Annuities has provided certain advice with respect to the federal securities laws.
FINANCIAL STATEMENTS
The financial statements which follow are those of Prudential Annuities Life Assurance Corporation and Prudential Annuities Life Assurance Corporation Variable Account B Sub-accounts as of December 31, 2018 and for the years ended December 31, 2018 and 2017. There may be other Sub-accounts included in Variable Account B that are not available in the product described in the applicable prospectus.
INCORPORATION BY REFERENCE
To the extent and only to the extent that any statement in a document incorporated by reference into this Statement of Additional Information is modified or superseded by a statement in this Statement of Additional Information or in a later-filed document, such statement is hereby deemed so modified or superseded and not part of this Statement of Additional Information.
We furnish you without charge a copy of any or all the documents incorporated by reference in this Statement of Additional Information, including any exhibits to such documents which have been specifically incorporated by reference. We do so upon receipt of your written or oral request. Please address your request to Prudential Annuities--Variable Annuities, P.O. Box 7960, Philadelphia, PA 19176. Our phone number is 1-800-752-6342. You may also forward such a request electronically to our Customer Service Department at www.prudentialannuities.com.

Appendix A
DETERMINATION OF ACCUMULATION UNIT VALUES
AND FINANCIAL STATEMENTS OF SEPARATE ACCOUNT
The value for each accumulation unit is computed as of the end of each business day. On any given business day the value of a Unit in each Sub-account will be determined by multiplying the value of a Unit of that Sub-account for the preceding business day by the net investment factor for that Sub-account for the current business day. The net investment factor for any business day is determined by dividing the value of the assets of the Sub-account for that day by the value of the assets of the Sub-account for the preceding business day (ignoring, for this purpose, changes resulting from new purchase payments and withdrawals), and subtracting from the result the daily equivalent of the annual charge for all insurance and administrative expenses. The value of the assets of a Sub-account is determined by multiplying the number of shares of a fund by the net asset value of each share and adding the value of dividends declared by the Series Fund or other fund but not yet paid.
As we have indicated in the prospectuses, AS Cornerstone is a contract that allows you to select or decline any of several benefit options that carry with it a specific asset based charge. We maintain a unique unit value corresponding to each such contract feature. In each prospectus, we depict the unit values corresponding to the contract features that bore the highest and lowest combination of asset-based charges for the period ending December 31, 2018. Here, we set out unit values corresponding to the remaining unit values.
The portfolio names shown for the corresponding unit values are as of the period indicated above. For a complete list of the current portfolio names, see "What Are the Investment Objectives and Policies of the Portfolio?" in the prospectus.

Advanced Series Cornerstone
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With EBP II or HAV (1.40%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.99093	$9.79831	8,412,160
01/01/2010 to 12/31/2010	$9.79831	$10.81708	6,859,093
01/01/2011 to 12/31/2011	$10.81708	$10.38228	5,711,531
01/01/2012 to 12/31/2012	$10.38228	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.98154	$9.93166	1,932,680
01/01/2010 to 12/31/2010	$9.93166	$11.13490	1,675,735
01/01/2011 to 12/31/2011	$11.13490	$10.99153	1,435,903
01/01/2012 to 12/31/2012	$10.99153	$12.31673	1,418,761
01/01/2013 to 12/31/2013	$12.31673	$14.15498	1,598,371
01/01/2014 to 12/31/2014	$14.15498	$14.80940	2,050,271
01/01/2015 to 12/31/2015	$14.80940	$14.71926	2,247,984
01/01/2016 to 12/31/2016	$14.71926	$15.54500	2,972,623
01/01/2017 to 12/31/2017	$15.54500	$17.92228	3,782,375
01/01/2018 to 12/31/2018	$17.92228	$16.62986	3,872,669
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.65743	0
01/01/2014 to 12/31/2014	$11.65743	$13.00803	0
01/01/2015 to 12/31/2015	$13.00803	$13.04744	0
01/01/2016 to 12/31/2016	$13.04744	$14.24209	0
01/01/2017 to 12/31/2017	$14.24209	$17.15168	0
01/01/2018 to 12/31/2018	$17.15168	$15.53472	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.26563	$10.04850	6,105,409
01/01/2010 to 12/31/2010	$10.04850	$11.12800	5,591,782
01/01/2011 to 12/31/2011	$11.12800	$10.83909	4,650,465
01/01/2012 to 12/31/2012	$10.83909	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99884	$9.18257	1,406
01/01/2012 to 12/31/2012	$9.18257	$10.13096	2,274
01/01/2013 to 12/31/2013	$10.13096	$11.07327	9,626
01/01/2014 to 12/31/2014	$11.07327	$11.45274	22,747
01/01/2015 to 12/31/2015	$11.45274	$10.95358	23,007
01/01/2016 to 12/31/2016	$10.95358	$11.55229	80,166
01/01/2017 to 12/31/2017	$11.55229	$12.82755	185,151
01/01/2018 to 12/31/2018	$12.82755	$11.97934	171,097

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$15.73455	$17.10139	13,071,883
01/01/2010 to 12/31/2010	$17.10139	$17.51939	10,893,336
01/01/2011 to 12/31/2011	$17.51939	$17.66265	8,916,345
01/01/2012 to 12/31/2012	$17.66265	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$19.03675	$21.87221	20,632,079
01/01/2010 to 12/31/2010	$21.87221	$23.23050	16,943,180
01/01/2011 to 12/31/2011	$23.23050	$23.63362	13,842,732
01/01/2012 to 12/31/2012	$23.63362	$25.47464	12,338,264
01/01/2013 to 12/31/2013	$25.47464	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083
01/01/2018 to 12/31/2018	$25.86657	$25.33412	4,629,873
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99923	$8.82470	0
01/01/2010 to 12/31/2010	$8.82470	$9.73183	0
01/01/2011 to 12/31/2011	$9.73183	$11.38772	0
01/01/2012 to 12/31/2012	$11.38772	$11.93774	0
01/01/2013 to 12/31/2013	$11.93774	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
01/01/2018 to 12/31/2018	$11.53053	$11.40130	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.78589	$9.62144	7,140,551
01/01/2010 to 12/31/2010	$9.62144	$10.75564	5,658,094
01/01/2011 to 12/31/2011	$10.75564	$10.34786	4,500,509
01/01/2012 to 12/31/2012	$10.34786	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99884	$11.68836	0
01/01/2014 to 12/31/2014	$11.68836	$13.09321	0
01/01/2015 to 12/31/2015	$13.09321	$12.44886	0
01/01/2016 to 12/31/2016	$12.44886	$14.10317	861
01/01/2017 to 12/31/2017	$14.10317	$16.46541	723
01/01/2018 to 12/31/2018	$16.46541	$15.45991	389

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$15.16868	$19.73162	2,536,513
01/01/2010 to 12/31/2010	$19.73162	$25.03747	2,054,835
01/01/2011 to 12/31/2011	$25.03747	$26.31435	1,636,127
01/01/2012 to 12/31/2012	$26.31435	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.32975	$8.95084	1,998,747
01/01/2010 to 12/31/2010	$8.95084	$10.09316	1,518,117
01/01/2011 to 12/31/2011	$10.09316	$9.80224	1,238,744
01/01/2012 to 12/31/2012	$9.80224	$10.69269	1,185,031
01/01/2013 to 12/31/2013	$10.69269	$12.09924	1,160,646
01/01/2014 to 12/31/2014	$12.09924	$12.30584	1,332,058
01/01/2015 to 12/31/2015	$12.30584	$12.25376	1,520,140
01/01/2016 to 12/31/2016	$12.25376	$12.59645	2,103,119
01/01/2017 to 12/31/2017	$12.59645	$14.46644	2,642,395
01/01/2018 to 12/31/2018	$14.46644	$13.15816	2,463,134
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.12063	$8.15324	870
01/01/2010 to 12/31/2010	$8.15324	$9.66300	613
01/01/2011 to 12/31/2011	$9.66300	$9.04780	1,153
01/01/2012 to 12/31/2012	$9.04780	$11.31224	4,307
01/01/2013 to 12/31/2013	$11.31224	$11.63885	4,634
01/01/2014 to 12/31/2014	$11.63885	$13.07381	9,529
01/01/2015 to 12/31/2015	$13.07381	$12.87917	9,006
01/01/2016 to 12/31/2016	$12.87917	$12.81297	9,651
01/01/2017 to 12/31/2017	$12.81297	$14.00933	12,593
01/01/2018 to 12/31/2018	$14.00933	$13.16170	11,053
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$22.05507	$25.91920	9,504,835
01/01/2010 to 12/31/2010	$25.91920	$28.84949	7,333,264
01/01/2011 to 12/31/2011	$28.84949	$26.87621	5,879,232
01/01/2012 to 12/31/2012	$26.87621	$31.71129	4,811,343
01/01/2013 to 12/31/2013	$31.71129	$41.75519	4,091,526
01/01/2014 to 12/31/2014	$41.75519	$46.57737	3,561,789
01/01/2015 to 12/31/2015	$46.57737	$43.80310	3,597,245
01/01/2016 to 12/31/2016	$43.80310	$48.17596	3,118,732
01/01/2017 to 12/31/2017	$48.17596	$52.13310	2,787,143
01/01/2018 to 12/31/2018	$52.13310	$47.01628	2,434,686
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$3.07198	$4.75836	8,121,170
01/01/2010 to 12/31/2010	$4.75836	$5.62196	6,101,814
01/01/2011 to 12/31/2011	$5.62196	$5.37833	4,535,367
01/01/2012 to 12/31/2012	$5.37833	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.60283	$9.24941	933,725
01/01/2010 to 12/31/2010	$9.24941	$10.17756	937,483
01/01/2011 to 12/31/2011	$10.17756	$9.98438	864,621
01/01/2012 to 12/31/2012	$9.98438	$10.84167	904,960
01/01/2013 to 12/31/2013	$10.84167	$11.73963	789,219
01/01/2014 to 12/31/2014	$11.73963	$12.04311	693,533
01/01/2015 to 12/31/2015	$12.04311	$11.76656	588,251
01/01/2016 to 12/31/2016	$11.76656	$12.21187	574,531
01/01/2017 to 12/31/2017	$12.21187	$13.52030	672,294
01/01/2018 to 12/31/2018	$13.52030	$12.38918	654,658
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$18.31429	$22.90617	2,739,839
01/01/2010 to 12/31/2010	$22.90617	$28.63102	2,139,113
01/01/2011 to 12/31/2011	$28.63102	$28.59829	1,706,410
01/01/2012 to 12/31/2012	$28.59829	$32.62172	1,431,288
01/01/2013 to 12/31/2013	$32.62172	$44.64913	1,250,722
01/01/2014 to 12/31/2014	$44.64913	$47.19296	1,086,290
01/01/2015 to 12/31/2015	$47.19296	$43.97560	935,154
01/01/2016 to 12/31/2016	$43.97560	$53.90327	800,779
01/01/2017 to 12/31/2017	$53.90327	$59.62848	694,243
01/01/2018 to 12/31/2018	$59.62848	$50.52072	599,847
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$14.25018	$14.08505	34,323,383
01/01/2010 to 12/31/2010	$14.08505	$13.89154	24,767,851
01/01/2011 to 12/31/2011	$13.89154	$13.70035	21,146,279
01/01/2012 to 12/31/2012	$13.70035	$13.50952	17,079,423
01/01/2013 to 12/31/2013	$13.50952	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311
01/01/2018 to 12/31/2018	$12.63397	$12.61802	10,291,957
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$13.17420	$17.60796	7,533,659
01/01/2010 to 12/31/2010	$17.60796	$19.70522	6,013,578
01/01/2011 to 12/31/2011	$19.70522	$20.04621	4,860,005
01/01/2012 to 12/31/2012	$20.04621	$22.50759	4,606,006
01/01/2013 to 12/31/2013	$22.50759	$23.78603	3,969,184
01/01/2014 to 12/31/2014	$23.78603	$24.05291	2,555,840
01/01/2015 to 12/31/2015	$24.05291	$22.87106	2,162,116
01/01/2016 to 12/31/2016	$22.87106	$26.02347	2,049,277
01/01/2017 to 12/31/2017	$26.02347	$27.57716	1,858,588
01/01/2018 to 12/31/2018	$27.57716	$26.64894	1,411,625
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$14.69947	$17.31043	6,166,484
01/01/2010 to 12/31/2010	$17.31043	$19.31418	4,821,463
01/01/2011 to 12/31/2011	$19.31418	$18.24735	3,892,159
01/01/2012 to 12/31/2012	$18.24735	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$12.39204	$16.53050	12,029,702
01/01/2010 to 12/31/2010	$16.53050	$18.66208	9,350,779
01/01/2011 to 12/31/2011	$18.66208	$16.02292	7,616,795
01/01/2012 to 12/31/2012	$16.02292	$19.01608	6,293,086
01/01/2013 to 12/31/2013	$19.01608	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745
01/01/2018 to 12/31/2018	$26.79441	$22.89556	2,982,285
AST International Value Portfolio
01/01/2009 to 12/31/2009	$12.54807	$16.14579	3,231,676
01/01/2010 to 12/31/2010	$16.14579	$17.68409	2,556,374
01/01/2011 to 12/31/2011	$17.68409	$15.24863	2,148,928
01/01/2012 to 12/31/2012	$15.24863	$17.54225	1,527,083
01/01/2013 to 12/31/2013	$17.54225	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690
01/01/2018 to 12/31/2018	$22.69347	$18.76368	764,784
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.93209	$11.99745	0
01/01/2010 to 12/31/2010	$11.99745	$13.10836	0
01/01/2011 to 12/31/2011	$13.10836	$14.53353	3,256
01/01/2012 to 12/31/2012	$14.53353	$15.67712	39
01/01/2013 to 12/31/2013	$15.67712	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
01/01/2018 to 12/31/2018	$16.60376	$16.32633	210
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.96417	$8.69781	330,295
01/01/2010 to 12/31/2010	$8.69781	$9.76106	409,522
01/01/2011 to 12/31/2011	$9.76106	$9.56973	437,253
01/01/2012 to 12/31/2012	$9.56973	$10.71735	411,264
01/01/2013 to 12/31/2013	$10.71735	$12.28784	374,150
01/01/2014 to 12/31/2014	$12.28784	$12.88688	536,073
01/01/2015 to 12/31/2015	$12.88688	$12.57340	467,108
01/01/2016 to 12/31/2016	$12.57340	$13.04442	464,173
01/01/2017 to 12/31/2017	$13.04442	$15.04310	582,641
01/01/2018 to 12/31/2018	$15.04310	$13.73794	515,629
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$24.00705	$32.16453	3,101,048
01/01/2010 to 12/31/2010	$32.16453	$33.98828	2,383,365
01/01/2011 to 12/31/2011	$33.98828	$30.44657	1,957,140
01/01/2012 to 12/31/2012	$30.44657	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$17.65646	$21.24283	3,931,329
01/01/2010 to 12/31/2010	$21.24283	$22.47846	3,035,081
01/01/2011 to 12/31/2011	$22.47846	$22.21586	2,464,540
01/01/2012 to 12/31/2012	$22.21586	$24.25260	2,113,388
01/01/2013 to 12/31/2013	$24.25260	$26.55124	1,842,468
01/01/2014 to 12/31/2014	$26.55124	$27.60595	1,643,068
01/01/2015 to 12/31/2015	$27.60595	$27.16973	1,500,221
01/01/2016 to 12/31/2016	$27.16973	$27.81835	1,413,371
01/01/2017 to 12/31/2017	$27.81835	$30.76036	1,385,459
01/01/2018 to 12/31/2018	$30.76036	$28.77270	1,277,500
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08423	$10.29401	0
01/01/2010 to 12/31/2010	$10.29401	$11.29861	0
01/01/2011 to 12/31/2011	$11.29861	$11.21440	5,109
01/01/2012 to 12/31/2012	$11.21440	$12.73653	4,872
01/01/2013 to 12/31/2013	$12.73653	$17.14136	11,180
01/01/2014 to 12/31/2014	$17.14136	$18.50771	10,771
01/01/2015 to 12/31/2015	$18.50771	$20.18925	15,521
01/01/2016 to 12/31/2016	$20.18925	$19.61564	10,131
01/01/2017 to 12/31/2017	$19.61564	$26.27170	8,741
01/01/2018 to 12/31/2018	$26.27170	$25.48460	9,553
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$11.88928	$15.21143	17,981,040
01/01/2010 to 12/31/2010	$15.21143	$17.96108	13,671,294
01/01/2011 to 12/31/2011	$17.96108	$17.54824	10,865,925
01/01/2012 to 12/31/2012	$17.54824	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$10.33342	$13.39896	2,460,934
01/01/2010 to 12/31/2010	$13.39896	$14.80290	1,882,386
01/01/2011 to 12/31/2011	$14.80290	$14.13870	1,567,778
01/01/2012 to 12/31/2012	$14.13870	$17.15779	1,345,547
01/01/2013 to 12/31/2013	$17.15779	$21.59260	1,264,615
01/01/2014 to 12/31/2014	$21.59260	$22.06323	1,103,149
01/01/2015 to 12/31/2015	$22.06323	$21.43554	990,398
01/01/2016 to 12/31/2016	$21.43554	$22.63908	892,389
01/01/2017 to 12/31/2017	$22.63908	$27.64470	828,684
01/01/2018 to 12/31/2018	$27.64470	$24.65191	771,766
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.06772	$7.43685	15,520,099
01/01/2010 to 12/31/2010	$7.43685	$8.27021	12,292,529
01/01/2011 to 12/31/2011	$8.27021	$8.10610	10,114,014
01/01/2012 to 12/31/2012	$8.10610	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99884	$10.20638	0
01/01/2013 to 12/31/2013	$10.20638	$13.53586	0
01/01/2014 to 12/31/2014	$13.53586	$14.71003	0
01/01/2015 to 12/31/2015	$14.71003	$14.39916	0
01/01/2016 to 12/31/2016	$14.39916	$16.10701	0
01/01/2017 to 12/31/2017	$16.10701	$18.63600	0
01/01/2018 to 12/31/2018	$18.63600	$16.50864	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$20.22783	$28.05100	7,001,733
01/01/2010 to 12/31/2010	$28.05100	$34.14026	5,420,696
01/01/2011 to 12/31/2011	$34.14026	$32.82655	4,323,383
01/01/2012 to 12/31/2012	$32.82655	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99884	$10.34147	4,901,121
01/01/2013 to 12/31/2013	$10.34147	$12.12535	4,080,500
01/01/2014 to 12/31/2014	$12.12535	$12.56996	3,469,189
01/01/2015 to 12/31/2015	$12.56996	$12.24008	3,033,702
01/01/2016 to 12/31/2016	$12.24008	$12.59068	2,680,231
01/01/2017 to 12/31/2017	$12.59068	$14.46236	2,401,480
01/01/2018 to 12/31/2018	$14.46236	$13.07893	2,064,578
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.58040	$9.16209	3,116
01/01/2010 to 12/31/2010	$9.16209	$11.04568	19,317
01/01/2011 to 12/31/2011	$11.04568	$8.68339	8,071
01/01/2012 to 12/31/2012	$8.68339	$10.09679	7,479
01/01/2013 to 12/31/2013	$10.09679	$9.97769	16,110
01/01/2014 to 12/31/2014	$9.97769	$9.37728	16,733
01/01/2015 to 12/31/2015	$9.37728	$7.69942	17,448
01/01/2016 to 12/31/2016	$7.69942	$8.53030	18,337
01/01/2017 to 12/31/2017	$8.53030	$10.62981	29,004
01/01/2018 to 12/31/2018	$10.62981	$9.00807	14,412
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.09407	$10.76349	5,607,892
01/01/2010 to 12/31/2010	$10.76349	$11.73478	5,322,609
01/01/2011 to 12/31/2011	$11.73478	$11.68598	5,359,826
01/01/2012 to 12/31/2012	$11.68598	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01876	$10.07506	0
01/01/2012 to 12/31/2012	$10.07506	$10.64019	0
01/01/2013 to 12/31/2013	$10.64019	$10.24854	0
01/01/2014 to 12/31/2014	$10.24854	$10.71754	0
01/01/2015 to 12/31/2015	$10.71754	$10.53923	1,024
01/01/2016 to 12/31/2016	$10.53923	$10.82942	183
01/01/2017 to 12/31/2017	$10.82942	$11.28377	80
01/01/2018 to 12/31/2018	$11.28377	$11.03436	273
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.74471	$8.37763	1,360,956
01/01/2010 to 12/31/2010	$8.37763	$9.83135	1,121,959
01/01/2011 to 12/31/2011	$9.83135	$9.09146	986,838
01/01/2012 to 12/31/2012	$9.09146	$10.12224	1,006,570
01/01/2013 to 12/31/2013	$10.12224	$11.67981	908,794
01/01/2014 to 12/31/2014	$11.67981	$12.57551	1,537,876
01/01/2015 to 12/31/2015	$12.57551	$12.32353	2,144,128
01/01/2016 to 12/31/2016	$12.32353	$13.37799	3,114,057
01/01/2017 to 12/31/2017	$13.37799	$15.31448	6,106,309
01/01/2018 to 12/31/2018	$15.31448	$13.95200	5,913,093
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.69708	0
01/01/2014 to 12/31/2014	$11.69708	$13.29120	0
01/01/2015 to 12/31/2015	$13.29120	$13.30735	0
01/01/2016 to 12/31/2016	$13.30735	$14.54588	0
01/01/2017 to 12/31/2017	$14.54588	$17.41375	0
01/01/2018 to 12/31/2018	$17.41375	$15.94084	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$8.83079	$10.60728	6,196,983
01/01/2010 to 12/31/2010	$10.60728	$12.03274	4,770,751
01/01/2011 to 12/31/2011	$12.03274	$12.27465	3,959,676
01/01/2012 to 12/31/2012	$12.27465	$14.37843	3,213,985
01/01/2013 to 12/31/2013	$14.37843	$18.77444	2,695,646
01/01/2014 to 12/31/2014	$18.77444	$21.69801	2,432,339
01/01/2015 to 12/31/2015	$21.69801	$22.05306	2,070,601
01/01/2016 to 12/31/2016	$22.05306	$24.97319	1,850,927
01/01/2017 to 12/31/2017	$24.97319	$30.10357	1,641,725
01/01/2018 to 12/31/2018	$30.10357	$27.24112	1,409,851
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99884	$8.91513	0
01/01/2012 to 12/31/2012	$8.91513	$9.94679	0
01/01/2013 to 12/31/2013	$9.94679	$12.00409	17,447
01/01/2014 to 12/31/2014	$12.00409	$12.60549	16,537
01/01/2015 to 12/31/2015	$12.60549	$12.44771	39,913
01/01/2016 to 12/31/2016	$12.44771	$13.04968	69,989
01/01/2017 to 12/31/2017	$13.04968	$15.20802	121,143
01/01/2018 to 12/31/2018	$15.20802	$14.01525	117,425

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.17332	$8.72709	1,086,235
01/01/2010 to 12/31/2010	$8.72709	$9.63045	1,076,591
01/01/2011 to 12/31/2011	$9.63045	$9.32329	1,088,402
01/01/2012 to 12/31/2012	$9.32329	$10.13781	1,208,847
01/01/2013 to 12/31/2013	$10.13781	$11.23930	1,075,643
01/01/2014 to 12/31/2014	$11.23930	$11.65145	1,047,164
01/01/2015 to 12/31/2015	$11.65145	$11.46930	988,104
01/01/2016 to 12/31/2016	$11.46930	$11.85353	1,029,666
01/01/2017 to 12/31/2017	$11.85353	$13.58528	977,838
01/01/2018 to 12/31/2018	$13.58528	$12.33556	981,054
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.30302	$9.55274	2,973,182
01/01/2010 to 12/31/2010	$9.55274	$12.48459	2,233,337
01/01/2011 to 12/31/2011	$12.48459	$10.69598	6,022,637
01/01/2012 to 12/31/2012	$10.69598	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$12.68177	$16.74425	2,693,794
01/01/2010 to 12/31/2010	$16.74425	$22.52232	2,310,461
01/01/2011 to 12/31/2011	$22.52232	$21.98983	1,837,485
01/01/2012 to 12/31/2012	$21.98983	$24.32164	1,542,659
01/01/2013 to 12/31/2013	$24.32164	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697
01/01/2018 to 12/31/2018	$44.52618	$40.21010	691,095
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$15.52371	$19.43917	5,742,455
01/01/2010 to 12/31/2010	$19.43917	$24.14936	4,383,068
01/01/2011 to 12/31/2011	$24.14936	$22.38867	3,448,221
01/01/2012 to 12/31/2012	$22.38867	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$18.94244	$23.18567	5,164,275
01/01/2010 to 12/31/2010	$23.18567	$25.49814	4,310,936
01/01/2011 to 12/31/2011	$25.49814	$25.64038	3,582,585
01/01/2012 to 12/31/2012	$25.64038	$28.69302	3,198,085
01/01/2013 to 12/31/2013	$28.69302	$33.05369	3,045,131
01/01/2014 to 12/31/2014	$33.05369	$34.50721	3,033,107
01/01/2015 to 12/31/2015	$34.50721	$34.03841	3,090,797
01/01/2016 to 12/31/2016	$34.03841	$36.09484	2,947,259
01/01/2017 to 12/31/2017	$36.09484	$41.07424	3,094,364
01/01/2018 to 12/31/2018	$41.07424	$38.33899	2,973,482

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.45746	$14.30206	4,583,268
01/01/2010 to 12/31/2010	$14.30206	$16.33144	3,544,993
01/01/2011 to 12/31/2011	$16.33144	$15.83012	2,925,246
01/01/2012 to 12/31/2012	$15.83012	$18.35269	2,586,707
01/01/2013 to 12/31/2013	$18.35269	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149
01/01/2018 to 12/31/2018	$41.41872	$42.41475	1,461,790
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.86731	$10.33955	3,247,472
01/01/2010 to 12/31/2010	$10.33955	$11.46331	2,336,317
01/01/2011 to 12/31/2011	$11.46331	$11.24735	1,901,525
01/01/2012 to 12/31/2012	$11.24735	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$31.62165	$46.56557	1,876,656
01/01/2010 to 12/31/2010	$46.56557	$55.30491	1,447,315
01/01/2011 to 12/31/2011	$55.30491	$46.39649	1,197,760
01/01/2012 to 12/31/2012	$46.39649	$47.40074	955,065
01/01/2013 to 12/31/2013	$47.40074	$53.92569	760,187
01/01/2014 to 12/31/2014	$53.92569	$48.72523	662,880
01/01/2015 to 12/31/2015	$48.72523	$38.79334	572,522
01/01/2016 to 12/31/2016	$38.79334	$47.66698	528,023
01/01/2017 to 12/31/2017	$47.66698	$51.84538	419,659
01/01/2018 to 12/31/2018	$51.84538	$42.60308	357,928
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$14.73239	$16.28603	4,059,242
01/01/2010 to 12/31/2010	$16.28603	$16.98032	3,320,976
01/01/2011 to 12/31/2011	$16.98032	$17.43333	2,810,279
01/01/2012 to 12/31/2012	$17.43333	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.36444	$11.45433	2,070,962
01/01/2010 to 12/31/2010	$11.45433	$13.96046	1,567,706
01/01/2011 to 12/31/2011	$13.96046	$13.29015	1,252,740
01/01/2012 to 12/31/2012	$13.29015	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$7.00603	$8.87198	1,692,634
01/01/2010 to 12/31/2010	$8.87198	$10.02815	1,379,070
01/01/2011 to 12/31/2011	$10.02815	$9.54634	1,023,053
01/01/2012 to 12/31/2012	$9.54634	$10.44870	894,290
01/01/2013 to 12/31/2013	$10.44870	$12.41476	1,073,146
01/01/2014 to 12/31/2014	$12.41476	$12.91475	900,417
01/01/2015 to 12/31/2015	$12.91475	$12.65328	811,799
01/01/2016 to 12/31/2016	$12.65328	$13.29053	872,743
01/01/2017 to 12/31/2017	$13.29053	$14.88638	886,232
01/01/2018 to 12/31/2018	$14.88638	$13.94339	803,011
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.32990	$10.26911	670,033
01/01/2010 to 12/31/2010	$10.26911	$10.91487	675,981
01/01/2011 to 12/31/2011	$10.91487	$11.41068	908,418
01/01/2012 to 12/31/2012	$11.41068	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99304	$9.13737	624,799
01/01/2012 to 12/31/2012	$9.13737	$10.69616	564,209
01/01/2013 to 12/31/2013	$10.69616	$13.81972	621,929
01/01/2014 to 12/31/2014	$13.81972	$15.37423	623,494
01/01/2015 to 12/31/2015	$15.37423	$15.47224	569,906
01/01/2016 to 12/31/2016	$15.47224	$17.51607	647,457
01/01/2017 to 12/31/2017	$17.51607	$18.75257	573,203
01/01/2018 to 12/31/2018	$18.75257	$17.08832	489,561
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$10.75384	$13.53768	1,867,960
01/01/2010 to 12/31/2010	$13.53768	$14.05476	1,453,546
01/01/2011 to 12/31/2011	$14.05476	$14.40562	1,193,000
01/01/2012 to 12/31/2012	$14.40562	$17.17183	1,006,460
01/01/2013 to 12/31/2013	$17.17183	$23.79596	948,579
01/01/2014 to 12/31/2014	$23.79596	$28.07775	853,138
01/01/2015 to 12/31/2015	$28.07775	$28.56030	756,829
01/01/2016 to 12/31/2016	$28.56030	$24.93384	618,755
01/01/2017 to 12/31/2017	$24.93384	$28.47692	521,773
01/01/2018 to 12/31/2018	$28.47692	$28.32992	458,085
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04999	$9.78279	761,755
01/01/2013 to 12/31/2013	$9.78279	$13.21634	672,946
01/01/2014 to 12/31/2014	$13.21634	$14.07858	556,578
01/01/2015 to 12/31/2015	$14.07858	$14.04890	503,128
01/01/2016 to 12/31/2016	$14.04890	$13.95742	440,226
01/01/2017 to 12/31/2017	$13.95742	$16.85791	382,817
01/01/2018 to 12/31/2018	$16.85791	$15.69253	356,979

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$3.29117	$5.10772	4,607,261
01/01/2010 to 12/31/2010	$5.10772	$6.10927	3,689,441
01/01/2011 to 12/31/2011	$6.10927	$5.71946	2,961,583
01/01/2012 to 12/31/2012	$5.71946	$6.27528	2,447,390
01/01/2013 to 12/31/2013	$6.27528	$7.74317	2,085,980
01/01/2014 to 12/31/2014	$7.74317	$8.47856	1,840,712
01/01/2015 to 12/31/2015	$8.47856	$8.92963	1,665,725
01/01/2016 to 12/31/2016	$8.92963	$8.73833	1,429,090
01/01/2017 to 12/31/2017	$8.73833	$11.64356	1,316,714
01/01/2018 to 12/31/2018	$11.64356	$11.42741	1,167,317
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12653	$9.73940	1,383,423
01/01/2017 to 12/31/2017	$9.73940	$13.54995	1,249,165
01/01/2018 to 12/31/2018	$13.54995	$10.99337	1,137,104
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.33080	$11.26552	453,959
01/01/2010 to 12/31/2010	$11.26552	$12.66392	299,125
01/01/2011 to 12/31/2011	$12.66392	$10.62447	246,105
01/01/2012 to 12/31/2012	$10.62447	$12.82170	236,053
01/01/2013 to 12/31/2013	$12.82170	$15.02756	211,079
01/01/2014 to 12/31/2014	$15.02756	$13.97042	165,203
01/01/2015 to 12/31/2015	$13.97042	$14.23859	145,062
01/01/2016 to 12/31/2016	$14.23859	$13.53676	117,774
01/01/2017 to 12/31/2017	$13.53676	$18.12799	117,853
01/01/2018 to 12/31/2018	$18.12799	$15.58293	98,325
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.34180	$14.94080	757,138
01/01/2011 to 12/31/2011	$14.94080	$12.84776	529,199
01/01/2012 to 12/31/2012	$12.84776	$14.40065	412,613
01/01/2013 to 12/31/2013	$14.40065	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982
01/01/2018 to 12/31/2018	$20.10407	$16.47931	179,424
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$8.11206	$10.24241	932,979
01/01/2011 to 12/31/2011	$10.24241	$9.55821	795,585
01/01/2012 to 12/31/2012	$9.55821	$11.38028	775,472
01/01/2013 to 12/31/2013	$11.38028	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484
01/01/2018 to 12/31/2018	$21.39200	$21.20034	322,384

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59334	$12.26277	663,927
01/01/2011 to 12/31/2011	$12.26277	$11.56627	524,891
01/01/2012 to 12/31/2012	$11.56627	$12.32913	429,179
01/01/2013 to 12/31/2013	$12.32913	$18.30239	361,409
01/01/2014 to 12/31/2014	$18.30239	$17.74397	302,822
01/01/2015 to 12/31/2015	$17.74397	$17.03453	280,595
01/01/2016 to 12/31/2016	$17.03453	$18.15784	226,641
01/01/2017 to 12/31/2017	$18.15784	$22.58425	196,413
01/01/2018 to 12/31/2018	$22.58425	$22.59456	180,254
*Denotes the start date of these sub-accounts

Advanced Series Cornerstone
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO or GRO Plus 2008 or GMWB (1.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.96599	$9.75778	3,603,747
01/01/2010 to 12/31/2010	$9.75778	$10.76144	2,807,816
01/01/2011 to 12/31/2011	$10.76144	$10.31836	1,829,484
01/01/2012 to 12/31/2012	$10.31836	$11.44067	1,736,967
01/01/2013 to 12/31/2013	$11.44067	$12.39310	1,728,158
01/01/2014 to 12/31/2014	$12.39310	$12.67341	1,664,666
01/01/2015 to 12/31/2015	$12.67341	$12.08149	1,547,700
01/01/2016 to 12/31/2016	$12.08149	$12.65473	1,904,121
01/01/2017 to 12/31/2017	$12.65473	$14.03410	2,166,262
01/01/2018 to 12/31/2018	$14.03410	$12.69792	2,103,514
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.95896	$9.89364	1,457,752
01/01/2010 to 12/31/2010	$9.89364	$11.08099	1,260,896
01/01/2011 to 12/31/2011	$11.08099	$10.92719	979,057
01/01/2012 to 12/31/2012	$10.92719	$12.23212	1,041,993
01/01/2013 to 12/31/2013	$12.23212	$14.04352	914,703
01/01/2014 to 12/31/2014	$14.04352	$14.67779	923,892
01/01/2015 to 12/31/2015	$14.67779	$14.57371	939,040
01/01/2016 to 12/31/2016	$14.57371	$15.37572	1,054,640
01/01/2017 to 12/31/2017	$15.37572	$17.70919	1,342,206
01/01/2018 to 12/31/2018	$17.70919	$16.41546	1,246,139
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99876	$11.64934	1,375
01/01/2014 to 12/31/2014	$11.64934	$12.98571	0
01/01/2015 to 12/31/2015	$12.98571	$13.01178	0
01/01/2016 to 12/31/2016	$13.01178	$14.18885	0
01/01/2017 to 12/31/2017	$14.18885	$17.07037	0
01/01/2018 to 12/31/2018	$17.07037	$15.44532	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.23982	$10.00721	2,332,501
01/01/2010 to 12/31/2010	$10.00721	$11.07091	1,919,500
01/01/2011 to 12/31/2011	$11.07091	$10.77248	1,156,073
01/01/2012 to 12/31/2012	$10.77248	$11.93449	1,123,914
01/01/2013 to 12/31/2013	$11.93449	$13.83007	1,161,351
01/01/2014 to 12/31/2014	$13.83007	$14.51106	1,024,688
01/01/2015 to 12/31/2015	$14.51106	$14.36141	857,164
01/01/2016 to 12/31/2016	$14.36141	$15.03738	1,044,833
01/01/2017 to 12/31/2017	$15.03738	$17.02029	1,315,129
01/01/2018 to 12/31/2018	$17.02029	$15.93649	1,236,158
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99876	$9.17635	14,448
01/01/2012 to 12/31/2012	$9.17635	$10.11373	23,794
01/01/2013 to 12/31/2013	$10.11373	$11.04328	76,753
01/01/2014 to 12/31/2014	$11.04328	$11.41009	157,913
01/01/2015 to 12/31/2015	$11.41009	$10.90166	135,734
01/01/2016 to 12/31/2016	$10.90166	$11.48586	110,474
01/01/2017 to 12/31/2017	$11.48586	$12.74088	99,972
01/01/2018 to 12/31/2018	$12.74088	$11.88635	90,783

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$11.06750	$12.01658	1,118,692
01/01/2010 to 12/31/2010	$12.01658	$12.29800	945,944
01/01/2011 to 12/31/2011	$12.29800	$12.38612	473,351
01/01/2012 to 12/31/2012	$12.38612	$12.77291	337,586
01/01/2013 to 12/31/2013	$12.77291	$12.30775	279,123
01/01/2014 to 12/31/2014	$12.30775	$12.11139	207,705
01/01/2015 to 12/31/2015	$12.11139	$11.98743	238,852
01/01/2016 to 12/31/2016	$11.98743	$12.00105	219,768
01/01/2017 to 12/31/2017	$12.00105	$12.02287	218,295
01/01/2018 to 12/31/2018	$12.02287	$11.92998	187,411
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.56207	$13.27088	1,242,625
01/01/2010 to 12/31/2010	$13.27088	$14.08072	1,216,835
01/01/2011 to 12/31/2011	$14.08072	$14.31051	711,514
01/01/2012 to 12/31/2012	$14.31051	$15.40968	667,649
01/01/2013 to 12/31/2013	$15.40968	$14.89962	564,057
01/01/2014 to 12/31/2014	$14.89962	$15.29718	471,500
01/01/2015 to 12/31/2015	$15.29718	$14.75006	374,455
01/01/2016 to 12/31/2016	$14.75006	$15.14351	271,406
01/01/2017 to 12/31/2017	$15.14351	$15.56761	201,679
01/01/2018 to 12/31/2018	$15.56761	$15.23172	186,918
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.06902	$11.16873	0
01/01/2010 to 12/31/2010	$11.16873	$12.23174	0
01/01/2011 to 12/31/2011	$12.23174	$13.68451	59,843
01/01/2012 to 12/31/2012	$13.68451	$14.24948	20,844
01/01/2013 to 12/31/2013	$14.24948	$13.59462	7,412
01/01/2014 to 12/31/2014	$13.59462	$13.74717	23,989
01/01/2015 to 12/31/2015	$13.74717	$13.65072	83,299
01/01/2016 to 12/31/2016	$13.65072	$13.66279	59,723
01/01/2017 to 12/31/2017	$13.66279	$13.55419	84,447
01/01/2018 to 12/31/2018	$13.55419	$13.45070	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.13807	$11.03530	4,254
01/01/2010 to 12/31/2010	$11.03530	$12.10470	0
01/01/2011 to 12/31/2011	$12.10470	$13.82780	0
01/01/2012 to 12/31/2012	$13.82780	$14.41817	737
01/01/2013 to 12/31/2013	$14.41817	$13.51573	10,939
01/01/2014 to 12/31/2014	$13.51573	$13.88072	991
01/01/2015 to 12/31/2015	$13.88072	$13.81898	267
01/01/2016 to 12/31/2016	$13.81898	$13.80904	56,581
01/01/2017 to 12/31/2017	$13.80904	$13.70602	37,733
01/01/2018 to 12/31/2018	$13.70602	$13.57586	194,125
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99917	$8.81569	0
01/01/2010 to 12/31/2010	$8.81569	$9.71197	6,670
01/01/2011 to 12/31/2011	$9.71197	$11.35302	0
01/01/2012 to 12/31/2012	$11.35302	$11.88920	0
01/01/2013 to 12/31/2013	$11.88920	$10.94781	57,420
01/01/2014 to 12/31/2014	$10.94781	$11.44774	39,662
01/01/2015 to 12/31/2015	$11.44774	$11.44813	34,641
01/01/2016 to 12/31/2016	$11.44813	$11.49726	28,462
01/01/2017 to 12/31/2017	$11.49726	$11.42537	27,408
01/01/2018 to 12/31/2018	$11.42537	$11.28585	33,860

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99834	$11.04192	5,927
01/01/2011 to 12/31/2011	$11.04192	$13.08437	13,290
01/01/2012 to 12/31/2012	$13.08437	$13.76362	3,479
01/01/2013 to 12/31/2013	$13.76362	$12.60810	4,021
01/01/2014 to 12/31/2014	$12.60810	$13.37292	125,853
01/01/2015 to 12/31/2015	$13.37292	$13.40731	173,077
01/01/2016 to 12/31/2016	$13.40731	$13.47518	141,687
01/01/2017 to 12/31/2017	$13.47518	$13.48332	87,514
01/01/2018 to 12/31/2018	$13.48332	$13.28893	75,490
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99876	$12.05717	10,896
01/01/2012 to 12/31/2012	$12.05717	$12.57047	10,872
01/01/2013 to 12/31/2013	$12.57047	$11.17526	42,070
01/01/2014 to 12/31/2014	$11.17526	$12.14896	38,179
01/01/2015 to 12/31/2015	$12.14896	$12.21753	101,130
01/01/2016 to 12/31/2016	$12.21753	$12.25439	103,750
01/01/2017 to 12/31/2017	$12.25439	$12.26028	56,216
01/01/2018 to 12/31/2018	$12.26028	$12.05768	58,508
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99835	$10.43083	2,072
01/01/2013 to 12/31/2013	$10.43083	$9.22647	52,259
01/01/2014 to 12/31/2014	$9.22647	$10.23487	20,394
01/01/2015 to 12/31/2015	$10.23487	$10.35432	10,400
01/01/2016 to 12/31/2016	$10.35432	$10.39418	14,220
01/01/2017 to 12/31/2017	$10.39418	$10.41224	9,137
01/01/2018 to 12/31/2018	$10.41224	$10.22817	49,351
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99917	$8.77624	11,938
01/01/2014 to 12/31/2014	$8.77624	$9.90595	92,771
01/01/2015 to 12/31/2015	$9.90595	$10.03454	0
01/01/2016 to 12/31/2016	$10.03454	$10.07271	0
01/01/2017 to 12/31/2017	$10.07271	$10.08893	51,008
01/01/2018 to 12/31/2018	$10.08893	$9.87287	99,859
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99917	$11.33741	64,982
01/01/2015 to 12/31/2015	$11.33741	$11.39046	253,243
01/01/2016 to 12/31/2016	$11.39046	$11.49726	10,748
01/01/2017 to 12/31/2017	$11.49726	$11.53238	3,525
01/01/2018 to 12/31/2018	$11.53238	$11.27503	23,439
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99917	$9.96813	13,482
01/01/2016 to 12/31/2016	$9.96813	$10.02288	202,147
01/01/2017 to 12/31/2017	$10.02288	$10.11187	74,907
01/01/2018 to 12/31/2018	$10.11187	$9.85577	74,395
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99835	$9.90956	168,138
01/01/2017 to 12/31/2017	$9.90956	$10.02330	128,652
01/01/2018 to 12/31/2018	$10.02330	$9.74794	261,089
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99834	$10.06714	38,643
01/01/2018 to 12/31/2018	$10.06714	$9.71151	237,607
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99834	$9.69154	93,886

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.76172	$9.58184	4,580,938
01/01/2010 to 12/31/2010	$9.58184	$10.70051	3,449,942
01/01/2011 to 12/31/2011	$10.70051	$10.28452	1,970,751
01/01/2012 to 12/31/2012	$10.28452	$11.52022	2,137,269
01/01/2013 to 12/31/2013	$11.52022	$13.92108	2,504,702
01/01/2014 to 12/31/2014	$13.92108	$14.67151	2,923,296
01/01/2015 to 12/31/2015	$14.67151	$14.52846	2,989,189
01/01/2016 to 12/31/2016	$14.52846	$15.28934	3,826,071
01/01/2017 to 12/31/2017	$15.28934	$17.75483	4,424,002
01/01/2018 to 12/31/2018	$17.75483	$16.39972	3,813,001
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99876	$11.67826	3,518
01/01/2014 to 12/31/2014	$11.67826	$13.06863	101,098
01/01/2015 to 12/31/2015	$13.06863	$12.41279	9,477
01/01/2016 to 12/31/2016	$12.41279	$14.04809	10,957
01/01/2017 to 12/31/2017	$14.04809	$16.38456	3,605
01/01/2018 to 12/31/2018	$16.38456	$15.36851	1,277
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.60482	$18.97888	91,102
01/01/2010 to 12/31/2010	$18.97888	$24.05798	94,164
01/01/2011 to 12/31/2011	$24.05798	$25.25932	46,252
01/01/2012 to 12/31/2012	$25.25932	$28.69863	38,890
01/01/2013 to 12/31/2013	$28.69863	$29.15394	24,625
01/01/2014 to 12/31/2014	$29.15394	$37.59410	15,179
01/01/2015 to 12/31/2015	$37.59410	$38.82403	10,021
01/01/2016 to 12/31/2016	$38.82403	$40.08430	7,743
01/01/2017 to 12/31/2017	$40.08430	$41.95054	4,090
01/01/2018 to 12/31/2018	$41.95054	$39.35333	3,453
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.30900	$8.91644	1,229,017
01/01/2010 to 12/31/2010	$8.91644	$10.04417	911,050
01/01/2011 to 12/31/2011	$10.04417	$9.74477	620,879
01/01/2012 to 12/31/2012	$9.74477	$10.61926	631,596
01/01/2013 to 12/31/2013	$10.61926	$12.00397	612,082
01/01/2014 to 12/31/2014	$12.00397	$12.19659	630,567
01/01/2015 to 12/31/2015	$12.19659	$12.13264	586,415
01/01/2016 to 12/31/2016	$12.13264	$12.45936	792,485
01/01/2017 to 12/31/2017	$12.45936	$14.29456	791,645
01/01/2018 to 12/31/2018	$14.29456	$12.98852	743,796
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11783	$8.14123	5,264
01/01/2010 to 12/31/2010	$8.14123	$9.63897	20,842
01/01/2011 to 12/31/2011	$9.63897	$9.01616	10,080
01/01/2012 to 12/31/2012	$9.01616	$11.26126	20,321
01/01/2013 to 12/31/2013	$11.26126	$11.57452	12,503
01/01/2014 to 12/31/2014	$11.57452	$12.98832	12,241
01/01/2015 to 12/31/2015	$12.98832	$12.78206	6,799
01/01/2016 to 12/31/2016	$12.78206	$12.70342	5,366
01/01/2017 to 12/31/2017	$12.70342	$13.87559	3,419
01/01/2018 to 12/31/2018	$13.87559	$13.02269	2,255

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.11787	$11.87842	1,542,710
01/01/2010 to 12/31/2010	$11.87842	$13.20802	1,315,243
01/01/2011 to 12/31/2011	$13.20802	$12.29218	466,396
01/01/2012 to 12/31/2012	$12.29218	$14.48877	285,426
01/01/2013 to 12/31/2013	$14.48877	$19.05855	238,839
01/01/2014 to 12/31/2014	$19.05855	$21.23797	208,064
01/01/2015 to 12/31/2015	$21.23797	$19.95268	348,397
01/01/2016 to 12/31/2016	$19.95268	$21.92245	287,328
01/01/2017 to 12/31/2017	$21.92245	$23.69919	258,052
01/01/2018 to 12/31/2018	$23.69919	$21.35135	222,828
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$10.86934	$16.81901	289,943
01/01/2010 to 12/31/2010	$16.81901	$19.85125	203,194
01/01/2011 to 12/31/2011	$19.85125	$18.97169	67,574
01/01/2012 to 12/31/2012	$18.97169	$22.35216	61,407
01/01/2013 to 12/31/2013	$22.35216	$29.10466	57,601
01/01/2014 to 12/31/2014	$29.10466	$31.97282	36,943
01/01/2015 to 12/31/2015	$31.97282	$29.70269	75,377
01/01/2016 to 12/31/2016	$29.70269	$29.73934	43,555
01/01/2017 to 12/31/2017	$29.73934	$37.23057	25,042
01/01/2018 to 12/31/2018	$37.23057	$35.07442	20,142
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.59412	$9.22930	348,104
01/01/2010 to 12/31/2010	$9.22930	$10.14523	370,691
01/01/2011 to 12/31/2011	$10.14523	$9.94250	238,919
01/01/2012 to 12/31/2012	$9.94250	$10.78530	251,486
01/01/2013 to 12/31/2013	$10.78530	$11.66695	244,784
01/01/2014 to 12/31/2014	$11.66695	$11.95644	226,251
01/01/2015 to 12/31/2015	$11.95644	$11.67003	204,898
01/01/2016 to 12/31/2016	$11.67003	$12.09950	211,816
01/01/2017 to 12/31/2017	$12.09950	$13.38237	174,583
01/01/2018 to 12/31/2018	$13.38237	$12.25026	215,308
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$13.39694	$16.73875	44,719
01/01/2010 to 12/31/2010	$16.73875	$20.90099	79,338
01/01/2011 to 12/31/2011	$20.90099	$20.85589	25,257
01/01/2012 to 12/31/2012	$20.85589	$23.76593	29,926
01/01/2013 to 12/31/2013	$23.76593	$32.49545	27,832
01/01/2014 to 12/31/2014	$32.49545	$34.31198	17,845
01/01/2015 to 12/31/2015	$34.31198	$31.94035	16,662
01/01/2016 to 12/31/2016	$31.94035	$39.11145	10,115
01/01/2017 to 12/31/2017	$39.11145	$43.22186	1,609
01/01/2018 to 12/31/2018	$43.22186	$36.58272	2,221
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.70077	$10.56639	9,356,356
01/01/2010 to 12/31/2010	$10.56639	$10.41025	4,514,743
01/01/2011 to 12/31/2011	$10.41025	$10.25686	2,469,055
01/01/2012 to 12/31/2012	$10.25686	$10.10326	1,788,191
01/01/2013 to 12/31/2013	$10.10326	$9.95170	1,064,476
01/01/2014 to 12/31/2014	$9.95170	$9.80224	517,455
01/01/2015 to 12/31/2015	$9.80224	$9.65553	144,968
01/01/2016 to 12/31/2016	$9.65553	$9.51105	29,374
01/01/2017 to 12/31/2017	$9.51105	$9.40078	23,945
01/01/2018 to 12/31/2018	$9.40078	$9.37940	69,388

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$10.78454	$14.39946	283,337
01/01/2010 to 12/31/2010	$14.39946	$16.09820	157,948
01/01/2011 to 12/31/2011	$16.09820	$16.36015	96,527
01/01/2012 to 12/31/2012	$16.36015	$18.35024	76,737
01/01/2013 to 12/31/2013	$18.35024	$19.37278	59,982
01/01/2014 to 12/31/2014	$19.37278	$19.57024	66,868
01/01/2015 to 12/31/2015	$19.57024	$18.58978	21,563
01/01/2016 to 12/31/2016	$18.58978	$21.13068	19,340
01/01/2017 to 12/31/2017	$21.13068	$22.36965	8,640
01/01/2018 to 12/31/2018	$22.36965	$21.59461	1,099
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.96505	$10.54685	199,552
01/01/2010 to 12/31/2010	$10.54685	$11.75576	198,247
01/01/2011 to 12/31/2011	$11.75576	$11.09527	117,260
01/01/2012 to 12/31/2012	$11.09527	$12.77414	102,085
01/01/2013 to 12/31/2013	$12.77414	$17.59812	110,141
01/01/2014 to 12/31/2014	$17.59812	$19.71703	86,048
01/01/2015 to 12/31/2015	$19.71703	$17.89940	68,769
01/01/2016 to 12/31/2016	$17.89940	$21.13763	62,286
01/01/2017 to 12/31/2017	$21.13763	$24.81750	61,013
01/01/2018 to 12/31/2018	$24.81750	$20.98390	50,281
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$12.06958	$16.08408	783,945
01/01/2010 to 12/31/2010	$16.08408	$18.13964	644,187
01/01/2011 to 12/31/2011	$18.13964	$15.55860	237,695
01/01/2012 to 12/31/2012	$15.55860	$18.44608	135,401
01/01/2013 to 12/31/2013	$18.44608	$21.63180	122,372
01/01/2014 to 12/31/2014	$21.63180	$20.13015	112,393
01/01/2015 to 12/31/2015	$20.13015	$20.45243	167,014
01/01/2016 to 12/31/2016	$20.45243	$19.38515	162,109
01/01/2017 to 12/31/2017	$19.38515	$25.85968	120,299
01/01/2018 to 12/31/2018	$25.85968	$22.07430	107,784
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.86197	$17.81833	103,064
01/01/2010 to 12/31/2010	$17.81833	$19.49631	94,961
01/01/2011 to 12/31/2011	$19.49631	$16.79415	47,290
01/01/2012 to 12/31/2012	$16.79415	$19.30067	50,310
01/01/2013 to 12/31/2013	$19.30067	$22.71203	53,507
01/01/2014 to 12/31/2014	$22.71203	$20.87162	45,928
01/01/2015 to 12/31/2015	$20.87162	$20.72658	35,781
01/01/2016 to 12/31/2016	$20.72658	$20.53490	30,276
01/01/2017 to 12/31/2017	$20.53490	$24.84216	25,842
01/01/2018 to 12/31/2018	$24.84216	$20.51931	22,499
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.74770	$11.78320	714,433
01/01/2010 to 12/31/2010	$11.78320	$12.86115	349,323
01/01/2011 to 12/31/2011	$12.86115	$14.24498	1,683,886
01/01/2012 to 12/31/2012	$14.24498	$15.35022	774,811
01/01/2013 to 12/31/2013	$15.35022	$14.63878	161,422
01/01/2014 to 12/31/2014	$14.63878	$15.38947	111,516
01/01/2015 to 12/31/2015	$15.38947	$15.33646	252,354
01/01/2016 to 12/31/2016	$15.33646	$15.74198	66,190
01/01/2017 to 12/31/2017	$15.74198	$16.17511	0
01/01/2018 to 12/31/2018	$16.17511	$15.88866	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.95614	$8.67902	569,996
01/01/2010 to 12/31/2010	$8.67902	$9.73004	588,503
01/01/2011 to 12/31/2011	$9.73004	$9.52976	222,718
01/01/2012 to 12/31/2012	$9.52976	$10.66169	190,012
01/01/2013 to 12/31/2013	$10.66169	$12.21159	206,059
01/01/2014 to 12/31/2014	$12.21159	$12.79389	200,787
01/01/2015 to 12/31/2015	$12.79389	$12.47003	154,273
01/01/2016 to 12/31/2016	$12.47003	$12.92420	89,528
01/01/2017 to 12/31/2017	$12.92420	$14.88938	82,828
01/01/2018 to 12/31/2018	$14.88938	$13.58374	105,279
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$12.16447	$16.28134	131,795
01/01/2010 to 12/31/2010	$16.28134	$17.18717	134,112
01/01/2011 to 12/31/2011	$17.18717	$15.38067	67,608
01/01/2012 to 12/31/2012	$15.38067	$18.46892	56,764
01/01/2013 to 12/31/2013	$18.46892	$20.98629	49,158
01/01/2014 to 12/31/2014	$20.98629	$19.35567	34,652
01/01/2015 to 12/31/2015	$19.35567	$18.53251	26,789
01/01/2016 to 12/31/2016	$18.53251	$18.60776	17,472
01/01/2017 to 12/31/2017	$18.60776	$23.76078	7,189
01/01/2018 to 12/31/2018	$23.76078	$19.31420	11,752
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$12.03197	$14.46121	769,525
01/01/2010 to 12/31/2010	$14.46121	$15.28683	706,865
01/01/2011 to 12/31/2011	$15.28683	$15.09295	527,772
01/01/2012 to 12/31/2012	$15.09295	$16.45993	537,743
01/01/2013 to 12/31/2013	$16.45993	$18.00177	431,411
01/01/2014 to 12/31/2014	$18.00177	$18.69790	400,844
01/01/2015 to 12/31/2015	$18.69790	$18.38372	392,860
01/01/2016 to 12/31/2016	$18.38372	$18.80358	269,352
01/01/2017 to 12/31/2017	$18.80358	$20.77115	251,548
01/01/2018 to 12/31/2018	$20.77115	$19.40918	250,891
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08415	$10.29267	0
01/01/2010 to 12/31/2010	$10.29267	$11.28557	22,698
01/01/2011 to 12/31/2011	$11.28557	$11.19014	24,251
01/01/2012 to 12/31/2012	$11.19014	$12.69608	27,975
01/01/2013 to 12/31/2013	$12.69608	$17.06956	23,102
01/01/2014 to 12/31/2014	$17.06956	$18.41152	6,505
01/01/2015 to 12/31/2015	$18.41152	$20.06386	6,664
01/01/2016 to 12/31/2016	$20.06386	$19.47410	5,564
01/01/2017 to 12/31/2017	$19.47410	$26.05579	1,420
01/01/2018 to 12/31/2018	$26.05579	$25.24935	877
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.83060	$12.56472	1,600,861
01/01/2010 to 12/31/2010	$12.56472	$14.82088	1,327,334
01/01/2011 to 12/31/2011	$14.82088	$14.46551	459,894
01/01/2012 to 12/31/2012	$14.46551	$15.99606	296,704
01/01/2013 to 12/31/2013	$15.99606	$21.52475	242,827
01/01/2014 to 12/31/2014	$21.52475	$23.44724	217,926
01/01/2015 to 12/31/2015	$23.44724	$25.42172	267,937
01/01/2016 to 12/31/2016	$25.42172	$26.43757	232,386
01/01/2017 to 12/31/2017	$26.43757	$34.63307	174,809
01/01/2018 to 12/31/2018	$34.63307	$33.19397	141,526

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$13.10499	$16.97553	68,260
01/01/2010 to 12/31/2010	$16.97553	$18.73529	59,365
01/01/2011 to 12/31/2011	$18.73529	$17.87654	33,894
01/01/2012 to 12/31/2012	$17.87654	$21.67174	43,052
01/01/2013 to 12/31/2013	$21.67174	$27.24562	34,507
01/01/2014 to 12/31/2014	$27.24562	$27.81121	34,520
01/01/2015 to 12/31/2015	$27.81121	$26.99262	41,237
01/01/2016 to 12/31/2016	$26.99262	$28.47952	16,276
01/01/2017 to 12/31/2017	$28.47952	$34.74136	3,432
01/01/2018 to 12/31/2018	$34.74136	$30.94865	1,187
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$10.05973	$12.31717	138,388
01/01/2010 to 12/31/2010	$12.31717	$13.68353	121,164
01/01/2011 to 12/31/2011	$13.68353	$13.39841	72,768
01/01/2012 to 12/31/2012	$13.39841	$15.45193	52,953
01/01/2013 to 12/31/2013	$15.45193	$20.80698	41,651
01/01/2014 to 12/31/2014	$20.80698	$22.27997	31,546
01/01/2015 to 12/31/2015	$22.27997	$23.53225	33,269
01/01/2016 to 12/31/2016	$23.53225	$23.62300	30,281
01/01/2017 to 12/31/2017	$23.62300	$30.41508	12,883
01/01/2018 to 12/31/2018	$30.41508	$30.60044	11,006
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99876	$10.20253	540
01/01/2013 to 12/31/2013	$10.20253	$13.51699	3,682
01/01/2014 to 12/31/2014	$13.51699	$14.67460	13,317
01/01/2015 to 12/31/2015	$14.67460	$14.34997	10,273
01/01/2016 to 12/31/2016	$14.34997	$16.03573	12,275
01/01/2017 to 12/31/2017	$16.03573	$18.53474	2,551
01/01/2018 to 12/31/2018	$18.53474	$16.40225	125
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.28648	$15.63569	360,015
01/01/2010 to 12/31/2010	$15.63569	$19.01058	338,461
01/01/2011 to 12/31/2011	$19.01058	$18.26050	113,948
01/01/2012 to 12/31/2012	$18.26050	$21.06704	77,210
01/01/2013 to 12/31/2013	$21.06704	$29.46822	71,473
01/01/2014 to 12/31/2014	$29.46822	$33.16257	51,982
01/01/2015 to 12/31/2015	$33.16257	$30.82376	49,218
01/01/2016 to 12/31/2016	$30.82376	$35.89730	36,082
01/01/2017 to 12/31/2017	$35.89730	$40.23600	26,853
01/01/2018 to 12/31/2018	$40.23600	$33.11275	26,117
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99876	$10.33435	73,675
01/01/2013 to 12/31/2013	$10.33435	$12.10474	73,677
01/01/2014 to 12/31/2014	$12.10474	$12.53582	48,265
01/01/2015 to 12/31/2015	$12.53582	$12.19454	84,018
01/01/2016 to 12/31/2016	$12.19454	$12.53110	107,360
01/01/2017 to 12/31/2017	$12.53110	$14.37938	78,114
01/01/2018 to 12/31/2018	$14.37938	$12.99062	63,492

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57784	$9.14861	119,599
01/01/2010 to 12/31/2010	$9.14861	$11.01824	146,162
01/01/2011 to 12/31/2011	$11.01824	$8.65304	70,001
01/01/2012 to 12/31/2012	$8.65304	$10.05127	69,452
01/01/2013 to 12/31/2013	$10.05127	$9.92259	54,894
01/01/2014 to 12/31/2014	$9.92259	$9.31607	53,824
01/01/2015 to 12/31/2015	$9.31607	$7.64144	41,125
01/01/2016 to 12/31/2016	$7.64144	$8.45745	32,962
01/01/2017 to 12/31/2017	$8.45745	$10.52838	1,188
01/01/2018 to 12/31/2018	$10.52838	$8.91300	11,574
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.06570	$10.71900	1,209,120
01/01/2010 to 12/31/2010	$10.71900	$11.67442	1,279,799
01/01/2011 to 12/31/2011	$11.67442	$11.61407	1,121,904
01/01/2012 to 12/31/2012	$11.61407	$12.62641	1,079,897
01/01/2013 to 12/31/2013	$12.62641	$13.58275	1,079,622
01/01/2014 to 12/31/2014	$13.58275	$14.15161	1,077,522
01/01/2015 to 12/31/2015	$14.15161	$13.95938	788,631
01/01/2016 to 12/31/2016	$13.95938	$14.51012	907,041
01/01/2017 to 12/31/2017	$14.51012	$15.74091	1,126,286
01/01/2018 to 12/31/2018	$15.74091	$15.06318	1,060,176
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01868	$10.07331	1,559
01/01/2012 to 12/31/2012	$10.07331	$10.62751	1,878
01/01/2013 to 12/31/2013	$10.62751	$10.22599	5,372
01/01/2014 to 12/31/2014	$10.22599	$10.68313	9,072
01/01/2015 to 12/31/2015	$10.68313	$10.49472	8,112
01/01/2016 to 12/31/2016	$10.49472	$10.77277	12,387
01/01/2017 to 12/31/2017	$10.77277	$11.21336	4,732
01/01/2018 to 12/31/2018	$11.21336	$10.95461	6,187
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.72559	$8.34546	2,024,279
01/01/2010 to 12/31/2010	$8.34546	$9.78376	1,754,551
01/01/2011 to 12/31/2011	$9.78376	$9.03835	998,335
01/01/2012 to 12/31/2012	$9.03835	$10.05284	1,029,293
01/01/2013 to 12/31/2013	$10.05284	$11.58795	1,274,455
01/01/2014 to 12/31/2014	$11.58795	$12.46398	1,357,542
01/01/2015 to 12/31/2015	$12.46398	$12.20177	1,634,075
01/01/2016 to 12/31/2016	$12.20177	$13.23237	1,622,922
01/01/2017 to 12/31/2017	$13.23237	$15.13251	2,219,920
01/01/2018 to 12/31/2018	$15.13251	$13.77213	2,089,452
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99876	$11.68891	0
01/01/2014 to 12/31/2014	$11.68891	$13.26836	1,032
01/01/2015 to 12/31/2015	$13.26836	$13.27096	0
01/01/2016 to 12/31/2016	$13.27096	$14.49139	0
01/01/2017 to 12/31/2017	$14.49139	$17.33109	0
01/01/2018 to 12/31/2018	$17.33109	$15.84896	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$9.15406	$10.98443	119,152
01/01/2010 to 12/31/2010	$10.98443	$12.44803	103,489
01/01/2011 to 12/31/2011	$12.44803	$12.68550	48,851
01/01/2012 to 12/31/2012	$12.68550	$14.84465	34,000
01/01/2013 to 12/31/2013	$14.84465	$19.36367	22,989
01/01/2014 to 12/31/2014	$19.36367	$22.35635	15,861
01/01/2015 to 12/31/2015	$22.35635	$22.69909	4,955
01/01/2016 to 12/31/2016	$22.69909	$25.67886	3,125
01/01/2017 to 12/31/2017	$25.67886	$30.92297	2,385
01/01/2018 to 12/31/2018	$30.92297	$27.95401	450
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99876	$8.90911	3,131
01/01/2012 to 12/31/2012	$8.90911	$9.93001	0
01/01/2013 to 12/31/2013	$9.93001	$11.97180	0
01/01/2014 to 12/31/2014	$11.97180	$12.55892	2,315
01/01/2015 to 12/31/2015	$12.55892	$12.38914	3,004
01/01/2016 to 12/31/2016	$12.38914	$12.97522	16,709
01/01/2017 to 12/31/2017	$12.97522	$15.10592	41,624
01/01/2018 to 12/31/2018	$15.10592	$13.90686	42,161
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.16503	$8.70827	562,379
01/01/2010 to 12/31/2010	$8.70827	$9.59991	625,456
01/01/2011 to 12/31/2011	$9.59991	$9.28433	487,867
01/01/2012 to 12/31/2012	$9.28433	$10.08521	507,952
01/01/2013 to 12/31/2013	$10.08521	$11.16962	512,441
01/01/2014 to 12/31/2014	$11.16962	$11.56752	472,900
01/01/2015 to 12/31/2015	$11.56752	$11.37512	460,148
01/01/2016 to 12/31/2016	$11.37512	$11.74430	272,916
01/01/2017 to 12/31/2017	$11.74430	$13.44641	230,054
01/01/2018 to 12/31/2018	$13.44641	$12.19701	261,733
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$14.43965	$18.86863	263,368
01/01/2010 to 12/31/2010	$18.86863	$24.63454	208,277
01/01/2011 to 12/31/2011	$24.63454	$21.08371	88,588
01/01/2012 to 12/31/2012	$21.08371	$24.93589	69,266
01/01/2013 to 12/31/2013	$24.93589	$34.58604	57,797
01/01/2014 to 12/31/2014	$34.58604	$35.75045	40,458
01/01/2015 to 12/31/2015	$35.75045	$35.68429	43,677
01/01/2016 to 12/31/2016	$35.68429	$37.85633	36,006
01/01/2017 to 12/31/2017	$37.85633	$47.61565	25,440
01/01/2018 to 12/31/2018	$47.61565	$41.81206	22,198
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.31563	$12.28721	63,593
01/01/2010 to 12/31/2010	$12.28721	$16.51061	72,358
01/01/2011 to 12/31/2011	$16.51061	$16.10401	34,651
01/01/2012 to 12/31/2012	$16.10401	$17.79359	32,789
01/01/2013 to 12/31/2013	$17.79359	$23.69149	37,740
01/01/2014 to 12/31/2014	$23.69149	$24.22744	28,404
01/01/2015 to 12/31/2015	$24.22744	$24.05145	26,392
01/01/2016 to 12/31/2016	$24.05145	$26.55253	20,701
01/01/2017 to 12/31/2017	$26.55253	$32.41045	10,375
01/01/2018 to 12/31/2018	$32.41045	$29.23884	9,093

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.36966	$15.47394	465,071
01/01/2010 to 12/31/2010	$15.47394	$19.20394	374,323
01/01/2011 to 12/31/2011	$19.20394	$17.78565	145,764
01/01/2012 to 12/31/2012	$17.78565	$20.70009	93,768
01/01/2013 to 12/31/2013	$20.70009	$28.01558	74,451
01/01/2014 to 12/31/2014	$28.01558	$29.04912	54,217
01/01/2015 to 12/31/2015	$29.04912	$27.38019	66,195
01/01/2016 to 12/31/2016	$27.38019	$34.84666	54,419
01/01/2017 to 12/31/2017	$34.84666	$36.84723	46,531
01/01/2018 to 12/31/2018	$36.84723	$30.09458	41,621
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$11.63641	$14.22867	600,940
01/01/2010 to 12/31/2010	$14.22867	$15.63197	555,337
01/01/2011 to 12/31/2011	$15.63197	$15.70338	434,341
01/01/2012 to 12/31/2012	$15.70338	$17.55519	481,456
01/01/2013 to 12/31/2013	$17.55519	$20.20254	480,938
01/01/2014 to 12/31/2014	$20.20254	$21.06946	487,593
01/01/2015 to 12/31/2015	$21.06946	$20.76221	548,289
01/01/2016 to 12/31/2016	$20.76221	$21.99432	478,041
01/01/2017 to 12/31/2017	$21.99432	$25.00330	687,137
01/01/2018 to 12/31/2018	$25.00330	$23.31449	662,625
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.83322	$13.34445	269,371
01/01/2010 to 12/31/2010	$13.34445	$15.22248	229,668
01/01/2011 to 12/31/2011	$15.22248	$14.74029	132,185
01/01/2012 to 12/31/2012	$14.74029	$17.07168	143,318
01/01/2013 to 12/31/2013	$17.07168	$24.21892	146,670
01/01/2014 to 12/31/2014	$24.21892	$25.84657	105,184
01/01/2015 to 12/31/2015	$25.84657	$27.89874	85,144
01/01/2016 to 12/31/2016	$27.89874	$28.22272	59,056
01/01/2017 to 12/31/2017	$28.22272	$38.33299	44,398
01/01/2018 to 12/31/2018	$38.33299	$39.21470	34,316
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.51346	$13.41148	135,555
01/01/2010 to 12/31/2010	$13.41148	$14.85387	144,676
01/01/2011 to 12/31/2011	$14.85387	$14.55937	97,717
01/01/2012 to 12/31/2012	$14.55937	$16.26273	77,006
01/01/2013 to 12/31/2013	$16.26273	$21.56589	58,724
01/01/2014 to 12/31/2014	$21.56589	$21.57340	35,750
01/01/2015 to 12/31/2015	$21.57340	$19.96131	22,259
01/01/2016 to 12/31/2016	$19.96131	$20.86755	15,630
01/01/2017 to 12/31/2017	$20.86755	$23.95778	5,188
01/01/2018 to 12/31/2018	$23.95778	$21.30519	9,332
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$17.87684	$26.29846	147,958
01/01/2010 to 12/31/2010	$26.29846	$31.20256	143,132
01/01/2011 to 12/31/2011	$31.20256	$26.14997	67,486
01/01/2012 to 12/31/2012	$26.14997	$26.68885	61,390
01/01/2013 to 12/31/2013	$26.68885	$30.33191	47,111
01/01/2014 to 12/31/2014	$30.33191	$27.37892	30,701
01/01/2015 to 12/31/2015	$27.37892	$21.77594	19,831
01/01/2016 to 12/31/2016	$21.77594	$26.73001	10,024
01/01/2017 to 12/31/2017	$26.73001	$29.04375	2,206
01/01/2018 to 12/31/2018	$29.04375	$23.84180	2,002

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$12.54521	$13.85414	411,753
01/01/2010 to 12/31/2010	$13.85414	$14.43019	329,237
01/01/2011 to 12/31/2011	$14.43019	$14.80014	134,287
01/01/2012 to 12/31/2012	$14.80014	$15.33970	84,511
01/01/2013 to 12/31/2013	$15.33970	$14.54247	98,013
01/01/2014 to 12/31/2014	$14.54247	$14.40412	79,733
01/01/2015 to 12/31/2015	$14.40412	$13.53287	103,878
01/01/2016 to 12/31/2016	$13.53287	$13.91118	89,791
01/01/2017 to 12/31/2017	$13.91118	$13.98274	81,858
01/01/2018 to 12/31/2018	$13.98274	$14.04720	61,625
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.00810	$15.05934	38,380
01/01/2010 to 12/31/2010	$15.05934	$18.33549	61,575
01/01/2011 to 12/31/2011	$18.33549	$17.43750	29,727
01/01/2012 to 12/31/2012	$17.43750	$20.33786	29,981
01/01/2013 to 12/31/2013	$20.33786	$26.52660	28,811
01/01/2014 to 12/31/2014	$26.52660	$30.04001	19,842
01/01/2015 to 12/31/2015	$30.04001	$27.63401	14,591
01/01/2016 to 12/31/2016	$27.63401	$31.03014	6,756
01/01/2017 to 12/31/2017	$31.03014	$36.22984	3,234
01/01/2018 to 12/31/2018	$36.22984	$29.78636	2,910
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.98410	$8.83533	625,653
01/01/2010 to 12/31/2010	$8.83533	$9.97665	540,358
01/01/2011 to 12/31/2011	$9.97665	$9.48770	266,724
01/01/2012 to 12/31/2012	$9.48770	$10.37389	235,711
01/01/2013 to 12/31/2013	$10.37389	$12.31337	257,016
01/01/2014 to 12/31/2014	$12.31337	$12.79624	195,918
01/01/2015 to 12/31/2015	$12.79624	$12.52455	147,171
01/01/2016 to 12/31/2016	$12.52455	$13.14198	118,032
01/01/2017 to 12/31/2017	$13.14198	$14.70506	154,150
01/01/2018 to 12/31/2018	$14.70506	$13.75958	170,217
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.31939	$10.24706	162,500
01/01/2010 to 12/31/2010	$10.24706	$10.88049	191,856
01/01/2011 to 12/31/2011	$10.88049	$11.36317	131,044
01/01/2012 to 12/31/2012	$11.36317	$12.07155	130,317
01/01/2013 to 12/31/2013	$12.07155	$11.71298	167,933
01/01/2014 to 12/31/2014	$11.71298	$12.36759	190,247
01/01/2015 to 12/31/2015	$12.36759	$12.33267	209,061
01/01/2016 to 12/31/2016	$12.33267	$12.77379	105,568
01/01/2017 to 12/31/2017	$12.77379	$13.37636	77,277
01/01/2018 to 12/31/2018	$13.37636	$12.87637	147,869
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99302	$9.13114	13,541
01/01/2012 to 12/31/2012	$9.13114	$10.67801	5,284
01/01/2013 to 12/31/2013	$10.67801	$13.78228	6,184
01/01/2014 to 12/31/2014	$13.78228	$15.31699	2,269
01/01/2015 to 12/31/2015	$15.31699	$15.39896	7,758
01/01/2016 to 12/31/2016	$15.39896	$17.41551	7,127
01/01/2017 to 12/31/2017	$17.41551	$18.62591	562
01/01/2018 to 12/31/2018	$18.62591	$16.95548	211

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$10.85746	$13.65436	17,858
01/01/2010 to 12/31/2010	$13.65436	$14.16164	23,803
01/01/2011 to 12/31/2011	$14.16164	$14.50057	11,566
01/01/2012 to 12/31/2012	$14.50057	$17.26747	9,106
01/01/2013 to 12/31/2013	$17.26747	$23.90424	7,777
01/01/2014 to 12/31/2014	$23.90424	$28.17695	3,231
01/01/2015 to 12/31/2015	$28.17695	$28.63215	5,275
01/01/2016 to 12/31/2016	$28.63215	$24.97132	4,303
01/01/2017 to 12/31/2017	$24.97132	$28.49074	0
01/01/2018 to 12/31/2018	$28.49074	$28.31484	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04996	$9.77604	5,855
01/01/2013 to 12/31/2013	$9.77604	$13.19386	6,373
01/01/2014 to 12/31/2014	$13.19386	$14.04040	3,000
01/01/2015 to 12/31/2015	$14.04040	$13.99660	18
01/01/2016 to 12/31/2016	$13.99660	$13.89140	0
01/01/2017 to 12/31/2017	$13.89140	$16.76123	0
01/01/2018 to 12/31/2018	$16.76123	$15.58660	0
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$8.78071	$13.61352	0
01/01/2010 to 12/31/2010	$13.61352	$16.26644	0
01/01/2011 to 12/31/2011	$16.26644	$15.21308	0
01/01/2012 to 12/31/2012	$15.21308	$16.67449	0
01/01/2013 to 12/31/2013	$16.67449	$20.55423	0
01/01/2014 to 12/31/2014	$20.55423	$22.48350	0
01/01/2015 to 12/31/2015	$22.48350	$23.65549	0
01/01/2016 to 12/31/2016	$23.65549	$23.12550	0
01/01/2017 to 12/31/2017	$23.12550	$30.78286	0
01/01/2018 to 12/31/2018	$30.78286	$30.18079	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12650	$9.73548	2,875
01/01/2017 to 12/31/2017	$9.73548	$13.53085	1,096
01/01/2018 to 12/31/2018	$13.53085	$10.96665	1,060
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.29653	$11.20794	4,197
01/01/2010 to 12/31/2010	$11.20794	$12.58632	3,880
01/01/2011 to 12/31/2011	$12.58632	$10.54873	3,688
01/01/2012 to 12/31/2012	$10.54873	$12.71739	1,284
01/01/2013 to 12/31/2013	$12.71739	$14.89024	1,035
01/01/2014 to 12/31/2014	$14.89024	$13.82860	1,040
01/01/2015 to 12/31/2015	$13.82860	$14.07972	0
01/01/2016 to 12/31/2016	$14.07972	$13.37218	0
01/01/2017 to 12/31/2017	$13.37218	$17.88946	0
01/01/2018 to 12/31/2018	$17.88946	$15.36211	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.07444	$14.61034	34,356
01/01/2011 to 12/31/2011	$14.61034	$12.55083	18,160
01/01/2012 to 12/31/2012	$12.55083	$14.05349	15,603
01/01/2013 to 12/31/2013	$14.05349	$16.60265	10,296
01/01/2014 to 12/31/2014	$16.60265	$15.48673	4,892
01/01/2015 to 12/31/2015	$15.48673	$15.60462	1,178
01/01/2016 to 12/31/2016	$15.60462	$15.87147	0
01/01/2017 to 12/31/2017	$15.87147	$19.52039	0
01/01/2018 to 12/31/2018	$19.52039	$15.98451	107
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.69000	$19.80121	16,952
01/01/2011 to 12/31/2011	$19.80121	$18.45980	8,546
01/01/2012 to 12/31/2012	$18.45980	$21.95644	10,409
01/01/2013 to 12/31/2013	$21.95644	$30.32489	3,271
01/01/2014 to 12/31/2014	$30.32489	$31.09100	2,006
01/01/2015 to 12/31/2015	$31.09100	$31.12105	7,436
01/01/2016 to 12/31/2016	$31.12105	$30.89046	7,509
01/01/2017 to 12/31/2017	$30.89046	$41.06376	173
01/01/2018 to 12/31/2018	$41.06376	$40.65419	91
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59331	$12.25706	51,188
01/01/2011 to 12/31/2011	$12.25706	$11.54918	18,487
01/01/2012 to 12/31/2012	$11.54918	$12.29843	6,884
01/01/2013 to 12/31/2013	$12.29843	$18.23837	6,227
01/01/2014 to 12/31/2014	$18.23837	$17.66398	3,334
01/01/2015 to 12/31/2015	$17.66398	$16.94053	591
01/01/2016 to 12/31/2016	$16.94053	$18.03923	0
01/01/2017 to 12/31/2017	$18.03923	$22.41402	0
01/01/2018 to 12/31/2018	$22.41402	$22.40139	0
*Denotes the start date of these sub-accounts

Advanced Series Cornerstone
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HAV 40 bps (1.55%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02482	$12.25970	8,804
01/01/2010 to 12/31/2010	$12.25970	$13.51378	45,404
01/01/2011 to 12/31/2011	$13.51378	$12.95091	35,629
01/01/2012 to 12/31/2012	$12.95091	$14.35225	41,166
01/01/2013 to 12/31/2013	$14.35225	$15.53916	42,653
01/01/2014 to 12/31/2014	$15.53916	$15.88250	39,600
01/01/2015 to 12/31/2015	$15.88250	$15.13293	33,532
01/01/2016 to 12/31/2016	$15.13293	$15.84288	31,406
01/01/2017 to 12/31/2017	$15.84288	$17.56090	32,776
01/01/2018 to 12/31/2018	$17.56090	$15.88083	17,143
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03717	$12.45736	14,956
01/01/2010 to 12/31/2010	$12.45736	$13.94530	30,884
01/01/2011 to 12/31/2011	$13.94530	$13.74479	24,632
01/01/2012 to 12/31/2012	$13.74479	$15.37845	36,273
01/01/2013 to 12/31/2013	$15.37845	$17.64690	37,647
01/01/2014 to 12/31/2014	$17.64690	$18.43455	37,093
01/01/2015 to 12/31/2015	$18.43455	$18.29457	36,714
01/01/2016 to 12/31/2016	$18.29457	$19.29156	35,376
01/01/2017 to 12/31/2017	$19.29156	$22.20825	30,745
01/01/2018 to 12/31/2018	$22.20825	$20.57528	29,378
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99872	$11.64537	0
01/01/2014 to 12/31/2014	$11.64537	$12.97479	0
01/01/2015 to 12/31/2015	$12.97479	$12.99429	0
01/01/2016 to 12/31/2016	$12.99429	$14.16258	0
01/01/2017 to 12/31/2017	$14.16258	$17.03021	0
01/01/2018 to 12/31/2018	$17.03021	$15.40113	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02364	$12.08388	53,957
01/01/2010 to 12/31/2010	$12.08388	$13.36158	112,545
01/01/2011 to 12/31/2011	$13.36158	$12.99495	80,954
01/01/2012 to 12/31/2012	$12.99495	$14.38932	84,962
01/01/2013 to 12/31/2013	$14.38932	$16.66632	86,829
01/01/2014 to 12/31/2014	$16.66632	$17.47810	83,538
01/01/2015 to 12/31/2015	$17.47810	$17.28915	55,509
01/01/2016 to 12/31/2016	$17.28915	$18.09373	56,031
01/01/2017 to 12/31/2017	$18.09373	$20.46930	40,328
01/01/2018 to 12/31/2018	$20.46930	$19.15606	25,733
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99872	$9.17315	0
01/01/2012 to 12/31/2012	$9.17315	$10.10507	0
01/01/2013 to 12/31/2013	$10.10507	$11.02813	1,094
01/01/2014 to 12/31/2014	$11.02813	$11.38867	1,082
01/01/2015 to 12/31/2015	$11.38867	$10.87580	1,081
01/01/2016 to 12/31/2016	$10.87580	$11.45282	1,035
01/01/2017 to 12/31/2017	$11.45282	$12.69770	1,044
01/01/2018 to 12/31/2018	$12.69770	$11.83999	1,026

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99069	$10.52047	1,421
01/01/2010 to 12/31/2010	$10.52047	$10.76116	1,509
01/01/2011 to 12/31/2011	$10.76116	$10.83286	1,337
01/01/2012 to 12/31/2012	$10.83286	$11.16544	1,468
01/01/2013 to 12/31/2013	$11.16544	$10.75331	1,718
01/01/2014 to 12/31/2014	$10.75331	$10.57637	1,090
01/01/2015 to 12/31/2015	$10.57637	$10.46281	1,027
01/01/2016 to 12/31/2016	$10.46281	$10.46940	1,015
01/01/2017 to 12/31/2017	$10.46940	$10.48318	0
01/01/2018 to 12/31/2018	$10.48318	$10.39672	0
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98257	$11.08981	17,128
01/01/2010 to 12/31/2010	$11.08981	$11.76070	41,383
01/01/2011 to 12/31/2011	$11.76070	$11.94666	26,511
01/01/2012 to 12/31/2012	$11.94666	$12.85758	30,474
01/01/2013 to 12/31/2013	$12.85758	$12.42566	32,305
01/01/2014 to 12/31/2014	$12.42566	$12.75061	31,965
01/01/2015 to 12/31/2015	$12.75061	$12.28837	27,619
01/01/2016 to 12/31/2016	$12.28837	$12.60977	25,571
01/01/2017 to 12/31/2017	$12.60977	$12.95631	24,585
01/01/2018 to 12/31/2018	$12.95631	$12.67026	21,045
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03894	$12.35367	19,806
01/01/2010 to 12/31/2010	$12.35367	$13.78895	55,342
01/01/2011 to 12/31/2011	$13.78895	$13.24599	36,351
01/01/2012 to 12/31/2012	$13.24599	$14.83004	43,384
01/01/2013 to 12/31/2013	$14.83004	$17.91164	49,141
01/01/2014 to 12/31/2014	$17.91164	$18.86753	34,918
01/01/2015 to 12/31/2015	$18.86753	$18.67420	32,605
01/01/2016 to 12/31/2016	$18.67420	$19.64225	32,064
01/01/2017 to 12/31/2017	$19.64225	$22.79821	15,249
01/01/2018 to 12/31/2018	$22.79821	$21.04744	20,912
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99872	$11.67318	0
01/01/2014 to 12/31/2014	$11.67318	$13.05636	0
01/01/2015 to 12/31/2015	$13.05636	$12.39491	0
01/01/2016 to 12/31/2016	$12.39491	$14.02070	0
01/01/2017 to 12/31/2017	$14.02070	$16.34430	0
01/01/2018 to 12/31/2018	$16.34430	$15.32295	0
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61496	$14.56266	1,658
01/01/2010 to 12/31/2010	$14.56266	$18.45058	1,528
01/01/2011 to 12/31/2011	$18.45058	$19.36207	920
01/01/2012 to 12/31/2012	$19.36207	$21.98715	1,145
01/01/2013 to 12/31/2013	$21.98715	$22.32460	1,434
01/01/2014 to 12/31/2014	$22.32460	$28.77304	2,112
01/01/2015 to 12/31/2015	$28.77304	$29.69926	1,655
01/01/2016 to 12/31/2016	$29.69926	$30.64773	1,372
01/01/2017 to 12/31/2017	$30.64773	$32.05834	1,699
01/01/2018 to 12/31/2018	$32.05834	$30.05811	1,292

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01331	$12.34034	21,933
01/01/2010 to 12/31/2010	$12.34034	$13.89414	64,368
01/01/2011 to 12/31/2011	$13.89414	$13.47324	46,628
01/01/2012 to 12/31/2012	$13.47324	$14.67474	56,009
01/01/2013 to 12/31/2013	$14.67474	$16.57982	61,348
01/01/2014 to 12/31/2014	$16.57982	$16.83717	60,160
01/01/2015 to 12/31/2015	$16.83717	$16.74043	56,017
01/01/2016 to 12/31/2016	$16.74043	$17.18256	50,327
01/01/2017 to 12/31/2017	$17.18256	$19.70351	51,320
01/01/2018 to 12/31/2018	$19.70351	$17.89423	36,822
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85957	$13.98462	39
01/01/2010 to 12/31/2010	$13.98462	$16.54892	460
01/01/2011 to 12/31/2011	$16.54892	$15.47177	198
01/01/2012 to 12/31/2012	$15.47177	$19.31441	429
01/01/2013 to 12/31/2013	$19.31441	$19.84168	409
01/01/2014 to 12/31/2014	$19.84168	$22.25392	319
01/01/2015 to 12/31/2015	$22.25392	$21.88943	195
01/01/2016 to 12/31/2016	$21.88943	$21.74378	161
01/01/2017 to 12/31/2017	$21.74378	$23.73800	158
01/01/2018 to 12/31/2018	$23.73800	$22.26749	152
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12478	$12.24776	0
01/01/2010 to 12/31/2010	$12.24776	$13.61170	2,341
01/01/2011 to 12/31/2011	$13.61170	$12.66142	1,443
01/01/2012 to 12/31/2012	$12.66142	$14.91649	2,116
01/01/2013 to 12/31/2013	$14.91649	$19.61126	2,293
01/01/2014 to 12/31/2014	$19.61126	$21.84277	3,124
01/01/2015 to 12/31/2015	$21.84277	$20.51051	3,618
01/01/2016 to 12/31/2016	$20.51051	$22.52386	3,444
01/01/2017 to 12/31/2017	$22.52386	$24.33693	4,700
01/01/2018 to 12/31/2018	$24.33693	$21.91467	3,800
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05981	$13.53246	2,716
01/01/2010 to 12/31/2010	$13.53246	$15.96408	5,266
01/01/2011 to 12/31/2011	$15.96408	$15.24902	3,494
01/01/2012 to 12/31/2012	$15.24902	$17.95692	4,020
01/01/2013 to 12/31/2013	$17.95692	$23.36963	4,206
01/01/2014 to 12/31/2014	$23.36963	$25.65953	4,356
01/01/2015 to 12/31/2015	$25.65953	$23.82565	7,521
01/01/2016 to 12/31/2016	$23.82565	$23.84301	7,078
01/01/2017 to 12/31/2017	$23.84301	$29.83388	7,043
01/01/2018 to 12/31/2018	$29.83388	$28.09163	6,364
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02482	$11.90141	21,385
01/01/2010 to 12/31/2010	$11.90141	$13.07581	70,889
01/01/2011 to 12/31/2011	$13.07581	$12.80817	62,257
01/01/2012 to 12/31/2012	$12.80817	$13.88665	67,714
01/01/2013 to 12/31/2013	$13.88665	$15.01412	67,788
01/01/2014 to 12/31/2014	$15.01412	$15.37879	65,976
01/01/2015 to 12/31/2015	$15.37879	$15.00274	59,243
01/01/2016 to 12/31/2016	$15.00274	$15.54705	54,120
01/01/2017 to 12/31/2017	$15.54705	$17.18688	55,757
01/01/2018 to 12/31/2018	$17.18688	$15.72485	34,780

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95335	$12.80424	70
01/01/2010 to 12/31/2010	$12.80424	$15.98001	5,263
01/01/2011 to 12/31/2011	$15.98001	$15.93750	3,340
01/01/2012 to 12/31/2012	$15.93750	$18.15200	4,193
01/01/2013 to 12/31/2013	$18.15200	$24.80675	6,346
01/01/2014 to 12/31/2014	$24.80675	$26.18017	6,743
01/01/2015 to 12/31/2015	$26.18017	$24.35832	6,193
01/01/2016 to 12/31/2016	$24.35832	$29.81201	5,010
01/01/2017 to 12/31/2017	$29.81201	$32.92839	3,170
01/01/2018 to 12/31/2018	$32.92839	$27.85613	3,205
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99979	$9.90236	8,899
01/01/2010 to 12/31/2010	$9.90236	$9.75137	15,830
01/01/2011 to 12/31/2011	$9.75137	$9.60232	411
01/01/2012 to 12/31/2012	$9.60232	$9.45423	411
01/01/2013 to 12/31/2013	$9.45423	$9.30796	410
01/01/2014 to 12/31/2014	$9.30796	$9.16366	410
01/01/2015 to 12/31/2015	$9.16366	$9.02146	7,183
01/01/2016 to 12/31/2016	$9.02146	$8.88243	7,178
01/01/2017 to 12/31/2017	$8.88243	$8.77486	7,124
01/01/2018 to 12/31/2018	$8.77486	$8.75039	3,877
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01724	$12.56069	1,087
01/01/2010 to 12/31/2010	$12.56069	$14.03534	1,938
01/01/2011 to 12/31/2011	$14.03534	$14.25655	1,766
01/01/2012 to 12/31/2012	$14.25655	$15.98261	1,796
01/01/2013 to 12/31/2013	$15.98261	$16.86470	1,872
01/01/2014 to 12/31/2014	$16.86470	$17.02805	733
01/01/2015 to 12/31/2015	$17.02805	$16.16667	734
01/01/2016 to 12/31/2016	$16.16667	$18.36709	697
01/01/2017 to 12/31/2017	$18.36709	$19.43417	0
01/01/2018 to 12/31/2018	$19.43417	$18.75129	0
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06280	$12.77820	0
01/01/2010 to 12/31/2010	$12.77820	$14.23556	0
01/01/2011 to 12/31/2011	$14.23556	$13.42886	0
01/01/2012 to 12/31/2012	$13.42886	$15.45296	0
01/01/2013 to 12/31/2013	$15.45296	$21.27770	55
01/01/2014 to 12/31/2014	$21.27770	$23.82744	0
01/01/2015 to 12/31/2015	$23.82744	$21.61992	0
01/01/2016 to 12/31/2016	$21.61992	$25.51842	0
01/01/2017 to 12/31/2017	$25.51842	$29.94583	0
01/01/2018 to 12/31/2018	$29.94583	$25.30713	0
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14336	$13.31815	479
01/01/2010 to 12/31/2010	$13.31815	$15.01260	1,882
01/01/2011 to 12/31/2011	$15.01260	$12.86997	1,180
01/01/2012 to 12/31/2012	$12.86997	$15.25079	1,556
01/01/2013 to 12/31/2013	$15.25079	$17.87555	1,893
01/01/2014 to 12/31/2014	$17.87555	$16.62616	2,035
01/01/2015 to 12/31/2015	$16.62616	$16.88380	1,997
01/01/2016 to 12/31/2016	$16.88380	$15.99465	2,031
01/01/2017 to 12/31/2017	$15.99465	$21.32607	1,651
01/01/2018 to 12/31/2018	$21.32607	$18.19504	1,744

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11786	$13.14912	0
01/01/2010 to 12/31/2010	$13.14912	$14.38007	1,453
01/01/2011 to 12/31/2011	$14.38007	$12.38076	950
01/01/2012 to 12/31/2012	$12.38076	$14.22126	1,287
01/01/2013 to 12/31/2013	$14.22126	$16.72637	1,511
01/01/2014 to 12/31/2014	$16.72637	$15.36318	1,642
01/01/2015 to 12/31/2015	$15.36318	$15.24875	1,651
01/01/2016 to 12/31/2016	$15.24875	$15.09995	1,671
01/01/2017 to 12/31/2017	$15.09995	$18.25794	1,403
01/01/2018 to 12/31/2018	$18.25794	$15.07318	1,514
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$9.98144	$10.88446	0
01/01/2010 to 12/31/2010	$10.88446	$11.87417	0
01/01/2011 to 12/31/2011	$11.87417	$13.14518	234,872
01/01/2012 to 12/31/2012	$13.14518	$14.15794	87,093
01/01/2013 to 12/31/2013	$14.15794	$13.49496	7,882
01/01/2014 to 12/31/2014	$13.49496	$14.17986	6,846
01/01/2015 to 12/31/2015	$14.17986	$14.12381	32,101
01/01/2016 to 12/31/2016	$14.12381	$14.48994	33,813
01/01/2017 to 12/31/2017	$14.48994	$14.88107	11,312
01/01/2018 to 12/31/2018	$14.88107	$14.61007	75,240
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04118	$12.29140	8,979
01/01/2010 to 12/31/2010	$12.29140	$13.77298	53,131
01/01/2011 to 12/31/2011	$13.77298	$13.48256	41,255
01/01/2012 to 12/31/2012	$13.48256	$15.07638	49,310
01/01/2013 to 12/31/2013	$15.07638	$17.25938	54,105
01/01/2014 to 12/31/2014	$17.25938	$18.07334	49,068
01/01/2015 to 12/31/2015	$18.07334	$17.60677	47,212
01/01/2016 to 12/31/2016	$17.60677	$18.23871	44,338
01/01/2017 to 12/31/2017	$18.23871	$21.00131	42,590
01/01/2018 to 12/31/2018	$21.00131	$19.14989	20,299
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12752	$13.63708	3,707
01/01/2010 to 12/31/2010	$13.63708	$14.38829	10,729
01/01/2011 to 12/31/2011	$14.38829	$12.86941	7,145
01/01/2012 to 12/31/2012	$12.86941	$15.44558	7,827
01/01/2013 to 12/31/2013	$15.44558	$17.54195	7,072
01/01/2014 to 12/31/2014	$17.54195	$16.17077	8,060
01/01/2015 to 12/31/2015	$16.17077	$15.47524	6,903
01/01/2016 to 12/31/2016	$15.47524	$15.53018	6,133
01/01/2017 to 12/31/2017	$15.53018	$19.82080	5,222
01/01/2018 to 12/31/2018	$19.82080	$16.10335	5,136
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07993	$11.70840	9,576
01/01/2010 to 12/31/2010	$11.70840	$12.37053	12,853
01/01/2011 to 12/31/2011	$12.37053	$12.20731	12,355
01/01/2012 to 12/31/2012	$12.20731	$13.30615	13,062
01/01/2013 to 12/31/2013	$13.30615	$14.54514	10,874
01/01/2014 to 12/31/2014	$14.54514	$15.09999	8,693
01/01/2015 to 12/31/2015	$15.09999	$14.83875	6,659
01/01/2016 to 12/31/2016	$14.83875	$15.16994	6,077
01/01/2017 to 12/31/2017	$15.16994	$16.74885	5,960
01/01/2018 to 12/31/2018	$16.74885	$15.64268	5,151

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08411	$10.29197	0
01/01/2010 to 12/31/2010	$10.29197	$11.27903	0
01/01/2011 to 12/31/2011	$11.27903	$11.17798	0
01/01/2012 to 12/31/2012	$11.17798	$12.67583	0
01/01/2013 to 12/31/2013	$12.67583	$17.03368	0
01/01/2014 to 12/31/2014	$17.03368	$18.36353	0
01/01/2015 to 12/31/2015	$18.36353	$20.00149	0
01/01/2016 to 12/31/2016	$20.00149	$19.40375	0
01/01/2017 to 12/31/2017	$19.40375	$25.94852	0
01/01/2018 to 12/31/2018	$25.94852	$25.13258	0
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00743	$12.76024	3,678
01/01/2010 to 12/31/2010	$12.76024	$15.04376	3,519
01/01/2011 to 12/31/2011	$15.04376	$14.67554	2,718
01/01/2012 to 12/31/2012	$14.67554	$16.22001	3,006
01/01/2013 to 12/31/2013	$16.22001	$21.81490	2,804
01/01/2014 to 12/31/2014	$21.81490	$23.75114	2,291
01/01/2015 to 12/31/2015	$23.75114	$25.73806	2,035
01/01/2016 to 12/31/2016	$25.73806	$26.75294	2,396
01/01/2017 to 12/31/2017	$26.75294	$35.02857	2,360
01/01/2018 to 12/31/2018	$35.02857	$33.55578	2,214
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07256	$13.41294	0
01/01/2010 to 12/31/2010	$13.41294	$14.79581	1,650
01/01/2011 to 12/31/2011	$14.79581	$14.11047	1,650
01/01/2012 to 12/31/2012	$14.11047	$17.09740	1,957
01/01/2013 to 12/31/2013	$17.09740	$21.48394	4,782
01/01/2014 to 12/31/2014	$21.48394	$21.91872	4,755
01/01/2015 to 12/31/2015	$21.91872	$21.26280	4,448
01/01/2016 to 12/31/2016	$21.26280	$22.42275	3,769
01/01/2017 to 12/31/2017	$22.42275	$27.33901	1,944
01/01/2018 to 12/31/2018	$27.33901	$24.34193	1,650
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02835	$12.19492	838
01/01/2010 to 12/31/2010	$12.19492	$13.54082	851
01/01/2011 to 12/31/2011	$13.54082	$13.25203	1,708
01/01/2012 to 12/31/2012	$13.25203	$15.27517	1,898
01/01/2013 to 12/31/2013	$15.27517	$20.55848	1,827
01/01/2014 to 12/31/2014	$20.55848	$22.00271	1,111
01/01/2015 to 12/31/2015	$22.00271	$23.22756	1,053
01/01/2016 to 12/31/2016	$23.22756	$23.30530	1,057
01/01/2017 to 12/31/2017	$23.30530	$29.99096	986
01/01/2018 to 12/31/2018	$29.99096	$30.15839	922
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99872	$10.20064	0
01/01/2013 to 12/31/2013	$10.20064	$13.50766	0
01/01/2014 to 12/31/2014	$13.50766	$14.65708	0
01/01/2015 to 12/31/2015	$14.65708	$14.32556	0
01/01/2016 to 12/31/2016	$14.32556	$16.00033	0
01/01/2017 to 12/31/2017	$16.00033	$18.48448	0
01/01/2018 to 12/31/2018	$18.48448	$16.34944	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13115	$13.76560	40
01/01/2010 to 12/31/2010	$13.76560	$16.72837	1,822
01/01/2011 to 12/31/2011	$16.72837	$16.06021	1,062
01/01/2012 to 12/31/2012	$16.06021	$18.51922	1,478
01/01/2013 to 12/31/2013	$18.51922	$25.89120	1,494
01/01/2014 to 12/31/2014	$25.89120	$29.12233	2,245
01/01/2015 to 12/31/2015	$29.12233	$27.05480	2,099
01/01/2016 to 12/31/2016	$27.05480	$31.49195	1,963
01/01/2017 to 12/31/2017	$31.49195	$35.28024	1,862
01/01/2018 to 12/31/2018	$35.28024	$29.01955	1,850
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99872	$10.33078	1,407
01/01/2013 to 12/31/2013	$10.33078	$12.09438	1,313
01/01/2014 to 12/31/2014	$12.09438	$12.51882	509
01/01/2015 to 12/31/2015	$12.51882	$12.17179	499
01/01/2016 to 12/31/2016	$12.17179	$12.50136	509
01/01/2017 to 12/31/2017	$12.50136	$14.33793	0
01/01/2018 to 12/31/2018	$14.33793	$12.94649	0
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05452	$14.84833	2,374
01/01/2010 to 12/31/2010	$14.84833	$17.87363	11,173
01/01/2011 to 12/31/2011	$17.87363	$14.02975	8,621
01/01/2012 to 12/31/2012	$14.02975	$16.28848	11,508
01/01/2013 to 12/31/2013	$16.28848	$16.07185	6,274
01/01/2014 to 12/31/2014	$16.07185	$15.08178	7,064
01/01/2015 to 12/31/2015	$15.08178	$12.36443	6,450
01/01/2016 to 12/31/2016	$12.36443	$13.67796	5,287
01/01/2017 to 12/31/2017	$13.67796	$17.01862	5,529
01/01/2018 to 12/31/2018	$17.01862	$14.39999	2,967
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02112	$11.64827	31,096
01/01/2010 to 12/31/2010	$11.64827	$12.68008	33,943
01/01/2011 to 12/31/2011	$12.68008	$12.60807	46,023
01/01/2012 to 12/31/2012	$12.60807	$13.70013	49,351
01/01/2013 to 12/31/2013	$13.70013	$14.73019	46,317
01/01/2014 to 12/31/2014	$14.73019	$15.33944	33,473
01/01/2015 to 12/31/2015	$15.33944	$15.12335	29,955
01/01/2016 to 12/31/2016	$15.12335	$15.71210	28,871
01/01/2017 to 12/31/2017	$15.71210	$17.03625	30,166
01/01/2018 to 12/31/2018	$17.03625	$16.29440	28,011
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01864	$10.07242	0
01/01/2012 to 12/31/2012	$10.07242	$10.62108	0
01/01/2013 to 12/31/2013	$10.62108	$10.21460	0
01/01/2014 to 12/31/2014	$10.21460	$10.66578	0
01/01/2015 to 12/31/2015	$10.66578	$10.47236	359
01/01/2016 to 12/31/2016	$10.47236	$10.74430	340
01/01/2017 to 12/31/2017	$10.74430	$11.17801	331
01/01/2018 to 12/31/2018	$11.17801	$10.91428	263

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98531	$12.19955	62,198
01/01/2010 to 12/31/2010	$12.19955	$14.29487	97,441
01/01/2011 to 12/31/2011	$14.29487	$13.19901	60,591
01/01/2012 to 12/31/2012	$13.19901	$14.67313	72,604
01/01/2013 to 12/31/2013	$14.67313	$16.90530	82,006
01/01/2014 to 12/31/2014	$16.90530	$18.17403	79,454
01/01/2015 to 12/31/2015	$18.17403	$17.78272	93,857
01/01/2016 to 12/31/2016	$17.78272	$19.27487	93,847
01/01/2017 to 12/31/2017	$19.27487	$22.03151	127,597
01/01/2018 to 12/31/2018	$22.03151	$20.04075	103,423
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99872	$11.68490	0
01/01/2014 to 12/31/2014	$11.68490	$13.25718	0
01/01/2015 to 12/31/2015	$13.25718	$13.25311	0
01/01/2016 to 12/31/2016	$13.25311	$14.46454	0
01/01/2017 to 12/31/2017	$14.46454	$17.29015	0
01/01/2018 to 12/31/2018	$17.29015	$15.80351	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07729	$12.85198	0
01/01/2010 to 12/31/2010	$12.85198	$14.55693	912
01/01/2011 to 12/31/2011	$14.55693	$14.82709	503
01/01/2012 to 12/31/2012	$14.82709	$17.34191	928
01/01/2013 to 12/31/2013	$17.34191	$22.60966	1,008
01/01/2014 to 12/31/2014	$22.60966	$26.09083	2,537
01/01/2015 to 12/31/2015	$26.09083	$26.47733	2,458
01/01/2016 to 12/31/2016	$26.47733	$29.93772	2,304
01/01/2017 to 12/31/2017	$29.93772	$36.03332	2,177
01/01/2018 to 12/31/2018	$36.03332	$32.55709	1,898
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99872	$8.90596	0
01/01/2012 to 12/31/2012	$8.90596	$9.92148	0
01/01/2013 to 12/31/2013	$9.92148	$11.95543	0
01/01/2014 to 12/31/2014	$11.95543	$12.53531	0
01/01/2015 to 12/31/2015	$12.53531	$12.35957	0
01/01/2016 to 12/31/2016	$12.35957	$12.93763	0
01/01/2017 to 12/31/2017	$12.93763	$15.05458	0
01/01/2018 to 12/31/2018	$15.05458	$13.85256	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.04000	$11.97996	13,478
01/01/2010 to 12/31/2010	$11.97996	$13.19996	53,855
01/01/2011 to 12/31/2011	$13.19996	$12.75958	45,267
01/01/2012 to 12/31/2012	$12.75958	$13.85308	48,951
01/01/2013 to 12/31/2013	$13.85308	$15.33485	52,387
01/01/2014 to 12/31/2014	$15.33485	$15.87298	43,021
01/01/2015 to 12/31/2015	$15.87298	$15.60101	44,325
01/01/2016 to 12/31/2016	$15.60101	$16.09927	42,952
01/01/2017 to 12/31/2017	$16.09927	$18.42332	29,045
01/01/2018 to 12/31/2018	$18.42332	$16.70298	19,870

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98078	$13.02950	1,299
01/01/2010 to 12/31/2010	$13.02950	$17.00242	1,183
01/01/2011 to 12/31/2011	$17.00242	$14.54441	571
01/01/2012 to 12/31/2012	$14.54441	$17.19292	1,255
01/01/2013 to 12/31/2013	$17.19292	$23.83431	1,234
01/01/2014 to 12/31/2014	$23.83431	$24.62424	1,452
01/01/2015 to 12/31/2015	$24.62424	$24.56615	1,091
01/01/2016 to 12/31/2016	$24.56615	$26.04830	801
01/01/2017 to 12/31/2017	$26.04830	$32.74695	720
01/01/2018 to 12/31/2018	$32.74695	$28.74095	472
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00845	$13.18087	867
01/01/2010 to 12/31/2010	$13.18087	$17.70225	2,040
01/01/2011 to 12/31/2011	$17.70225	$17.25763	1,605
01/01/2012 to 12/31/2012	$17.25763	$19.05847	2,050
01/01/2013 to 12/31/2013	$19.05847	$25.36280	2,153
01/01/2014 to 12/31/2014	$25.36280	$25.92333	1,931
01/01/2015 to 12/31/2015	$25.92333	$25.72207	1,782
01/01/2016 to 12/31/2016	$25.72207	$28.38251	1,689
01/01/2017 to 12/31/2017	$28.38251	$34.62670	1,957
01/01/2018 to 12/31/2018	$34.62670	$31.22231	1,773
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97573	$12.98748	499
01/01/2010 to 12/31/2010	$12.98748	$16.10988	444
01/01/2011 to 12/31/2011	$16.10988	$14.91256	226
01/01/2012 to 12/31/2012	$14.91256	$17.34738	309
01/01/2013 to 12/31/2013	$17.34738	$23.46611	344
01/01/2014 to 12/31/2014	$23.46611	$24.31946	350
01/01/2015 to 12/31/2015	$24.31946	$22.91059	347
01/01/2016 to 12/31/2016	$22.91059	$29.14343	284
01/01/2017 to 12/31/2017	$29.14343	$30.80095	305
01/01/2018 to 12/31/2018	$30.80095	$25.14343	334
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03848	$12.18908	35,100
01/01/2010 to 12/31/2010	$12.18908	$13.38440	77,466
01/01/2011 to 12/31/2011	$13.38440	$13.43865	63,876
01/01/2012 to 12/31/2012	$13.43865	$15.01572	71,766
01/01/2013 to 12/31/2013	$15.01572	$17.27149	70,453
01/01/2014 to 12/31/2014	$17.27149	$18.00351	48,577
01/01/2015 to 12/31/2015	$18.00351	$17.73202	63,990
01/01/2016 to 12/31/2016	$17.73202	$18.77479	61,640
01/01/2017 to 12/31/2017	$18.77479	$21.33258	57,100
01/01/2018 to 12/31/2018	$21.33258	$19.88154	44,470
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98709	$13.20697	1,841
01/01/2010 to 12/31/2010	$13.20697	$15.05810	8,219
01/01/2011 to 12/31/2011	$15.05810	$14.57364	5,679
01/01/2012 to 12/31/2012	$14.57364	$16.87022	7,089
01/01/2013 to 12/31/2013	$16.87022	$23.92100	6,982
01/01/2014 to 12/31/2014	$23.92100	$25.51562	7,918
01/01/2015 to 12/31/2015	$25.51562	$27.52752	7,876
01/01/2016 to 12/31/2016	$27.52752	$27.83301	7,055
01/01/2017 to 12/31/2017	$27.83301	$37.78453	6,685
01/01/2018 to 12/31/2018	$37.78453	$38.63393	6,178

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.09842	$12.80202	788
01/01/2010 to 12/31/2010	$12.80202	$14.17174	2,248
01/01/2011 to 12/31/2011	$14.17174	$13.88376	1,635
01/01/2012 to 12/31/2012	$13.88376	$15.50012	1,824
01/01/2013 to 12/31/2013	$15.50012	$20.54422	1,840
01/01/2014 to 12/31/2014	$20.54422	$20.54094	1,787
01/01/2015 to 12/31/2015	$20.54094	$18.99634	1,838
01/01/2016 to 12/31/2016	$18.99634	$19.84863	1,846
01/01/2017 to 12/31/2017	$19.84863	$22.77644	2,073
01/01/2018 to 12/31/2018	$22.77644	$20.24423	2,023
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30118	$13.80363	974
01/01/2010 to 12/31/2010	$13.80363	$16.36941	942
01/01/2011 to 12/31/2011	$16.36941	$13.71182	943
01/01/2012 to 12/31/2012	$13.71182	$13.98721	1,188
01/01/2013 to 12/31/2013	$13.98721	$15.88842	1,307
01/01/2014 to 12/31/2014	$15.88842	$14.33431	2,865
01/01/2015 to 12/31/2015	$14.33431	$11.39503	3,204
01/01/2016 to 12/31/2016	$11.39503	$13.98028	2,700
01/01/2017 to 12/31/2017	$13.98028	$15.18273	3,034
01/01/2018 to 12/31/2018	$15.18273	$12.45703	2,822
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01749	$11.14438	1,425
01/01/2010 to 12/31/2010	$11.14438	$11.60183	1,851
01/01/2011 to 12/31/2011	$11.60183	$11.89332	1,694
01/01/2012 to 12/31/2012	$11.89332	$12.32053	1,812
01/01/2013 to 12/31/2013	$12.32053	$11.67421	2,111
01/01/2014 to 12/31/2014	$11.67421	$11.55722	1,492
01/01/2015 to 12/31/2015	$11.55722	$10.85265	1,521
01/01/2016 to 12/31/2016	$10.85265	$11.15044	1,513
01/01/2017 to 12/31/2017	$11.15044	$11.20213	582
01/01/2018 to 12/31/2018	$11.20213	$11.24801	610
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98600	$13.27798	0
01/01/2010 to 12/31/2010	$13.27798	$16.15834	0
01/01/2011 to 12/31/2011	$16.15834	$15.35924	0
01/01/2012 to 12/31/2012	$15.35924	$17.90469	0
01/01/2013 to 12/31/2013	$17.90469	$23.34114	0
01/01/2014 to 12/31/2014	$23.34114	$26.41923	0
01/01/2015 to 12/31/2015	$26.41923	$24.29087	0
01/01/2016 to 12/31/2016	$24.29087	$27.26222	0
01/01/2017 to 12/31/2017	$27.26222	$31.81443	0
01/01/2018 to 12/31/2018	$31.81443	$26.14291	0
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06188	$12.80859	424
01/01/2010 to 12/31/2010	$12.80859	$14.45577	425
01/01/2011 to 12/31/2011	$14.45577	$13.74025	286
01/01/2012 to 12/31/2012	$13.74025	$15.01604	346
01/01/2013 to 12/31/2013	$15.01604	$17.81435	391
01/01/2014 to 12/31/2014	$17.81435	$18.50360	2,487
01/01/2015 to 12/31/2015	$18.50360	$18.10153	2,438
01/01/2016 to 12/31/2016	$18.10153	$18.98437	2,087
01/01/2017 to 12/31/2017	$18.98437	$21.23157	2,094
01/01/2018 to 12/31/2018	$21.23157	$19.85617	1,968

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98924	$10.79545	1,552
01/01/2010 to 12/31/2010	$10.79545	$11.45686	4,943
01/01/2011 to 12/31/2011	$11.45686	$11.95905	4,514
01/01/2012 to 12/31/2012	$11.95905	$12.69800	4,676
01/01/2013 to 12/31/2013	$12.69800	$12.31461	5,032
01/01/2014 to 12/31/2014	$12.31461	$12.99630	7,063
01/01/2015 to 12/31/2015	$12.99630	$12.95301	9,892
01/01/2016 to 12/31/2016	$12.95301	$13.40939	9,886
01/01/2017 to 12/31/2017	$13.40939	$14.03481	11,880
01/01/2018 to 12/31/2018	$14.03481	$13.50322	12,194
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99300	$9.12792	0
01/01/2012 to 12/31/2012	$9.12792	$10.66893	0
01/01/2013 to 12/31/2013	$10.66893	$13.76354	0
01/01/2014 to 12/31/2014	$13.76354	$15.28844	0
01/01/2015 to 12/31/2015	$15.28844	$15.36249	0
01/01/2016 to 12/31/2016	$15.36249	$17.36552	0
01/01/2017 to 12/31/2017	$17.36552	$18.56310	0
01/01/2018 to 12/31/2018	$18.56310	$16.88958	0
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$9.95083	$12.79877	0
01/01/2010 to 12/31/2010	$12.79877	$13.26739	0
01/01/2011 to 12/31/2011	$13.26739	$13.57806	0
01/01/2012 to 12/31/2012	$13.57806	$16.16067	0
01/01/2013 to 12/31/2013	$16.16067	$22.36069	0
01/01/2014 to 12/31/2014	$22.36069	$26.34414	0
01/01/2015 to 12/31/2015	$26.34414	$26.75616	0
01/01/2016 to 12/31/2016	$26.75616	$23.32327	0
01/01/2017 to 12/31/2017	$23.32327	$26.59706	0
01/01/2018 to 12/31/2018	$26.59706	$26.41935	0
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04995	$9.77266	0
01/01/2013 to 12/31/2013	$9.77266	$13.18259	0
01/01/2014 to 12/31/2014	$13.18259	$14.02129	0
01/01/2015 to 12/31/2015	$14.02129	$13.97045	0
01/01/2016 to 12/31/2016	$13.97045	$13.85844	0
01/01/2017 to 12/31/2017	$13.85844	$16.71305	0
01/01/2018 to 12/31/2018	$16.71305	$15.53389	0
Invesco V.I. Technology Fund - Series I
05/01/2009 to 12/31/2009	$10.08179	$13.41500	0
01/01/2010 to 12/31/2010	$13.41500	$16.02102	0
01/01/2011 to 12/31/2011	$16.02102	$14.97588	0
01/01/2012 to 12/31/2012	$14.97588	$16.40623	0
01/01/2013 to 12/31/2013	$16.40623	$20.21323	0
01/01/2014 to 12/31/2014	$20.21323	$22.09917	0
01/01/2015 to 12/31/2015	$22.09917	$23.23921	0
01/01/2016 to 12/31/2016	$23.23921	$22.70689	0
01/01/2017 to 12/31/2017	$22.70689	$30.21043	0
01/01/2018 to 12/31/2018	$30.21043	$29.60442	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12649	$9.73342	0
01/01/2017 to 12/31/2017	$9.73342	$13.52119	0
01/01/2018 to 12/31/2018	$13.52119	$10.95314	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14325	$13.45518	0
01/01/2010 to 12/31/2010	$13.45518	$15.10236	0
01/01/2011 to 12/31/2011	$15.10236	$12.65094	0
01/01/2012 to 12/31/2012	$12.65094	$15.24404	0
01/01/2013 to 12/31/2013	$15.24404	$17.83955	0
01/01/2014 to 12/31/2014	$17.83955	$16.55931	0
01/01/2015 to 12/31/2015	$16.55931	$16.85147	0
01/01/2016 to 12/31/2016	$16.85147	$15.99651	0
01/01/2017 to 12/31/2017	$15.99651	$21.38955	0
01/01/2018 to 12/31/2018	$21.38955	$18.35840	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.16495	$14.71642	0
01/01/2011 to 12/31/2011	$14.71642	$12.63553	0
01/01/2012 to 12/31/2012	$12.63553	$14.14121	0
01/01/2013 to 12/31/2013	$14.14121	$16.69789	0
01/01/2014 to 12/31/2014	$16.69789	$15.56762	0
01/01/2015 to 12/31/2015	$15.56762	$15.67813	0
01/01/2016 to 12/31/2016	$15.67813	$15.93807	0
01/01/2017 to 12/31/2017	$15.93807	$19.59228	0
01/01/2018 to 12/31/2018	$19.59228	$16.03521	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.04621	$15.19910	0
01/01/2011 to 12/31/2011	$15.19910	$14.16224	0
01/01/2012 to 12/31/2012	$14.16224	$16.83632	0
01/01/2013 to 12/31/2013	$16.83632	$23.24154	0
01/01/2014 to 12/31/2014	$23.24154	$23.81658	0
01/01/2015 to 12/31/2015	$23.81658	$23.82751	0
01/01/2016 to 12/31/2016	$23.82751	$23.63895	0
01/01/2017 to 12/31/2017	$23.63895	$31.40824	0
01/01/2018 to 12/31/2018	$31.40824	$31.07904	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59329	$12.25414	0
01/01/2011 to 12/31/2011	$12.25414	$11.54066	0
01/01/2012 to 12/31/2012	$11.54066	$12.28311	0
01/01/2013 to 12/31/2013	$12.28311	$18.20645	0
01/01/2014 to 12/31/2014	$18.20645	$17.62414	0
01/01/2015 to 12/31/2015	$17.62414	$16.89371	0
01/01/2016 to 12/31/2016	$16.89371	$17.98032	0
01/01/2017 to 12/31/2017	$17.98032	$22.32950	0
01/01/2018 to 12/31/2018	$22.32950	$22.30550	0
*Denotes the start date of these sub-accounts

Advanced Series Cornerstone
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HDV or Combo 5% Roll-UP/HAV or BEP II and HAV (1.65%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.92870	$9.69733	107,441,591
01/01/2010 to 12/31/2010	$9.69733	$10.67839	133,580,486
01/01/2011 to 12/31/2011	$10.67839	$10.22319	102,346,558
01/01/2012 to 12/31/2012	$10.22319	$11.31782	108,178,074
01/01/2013 to 12/31/2013	$11.31782	$12.24138	100,174,797
01/01/2014 to 12/31/2014	$12.24138	$12.49905	87,606,755
01/01/2015 to 12/31/2015	$12.49905	$11.89713	68,782,936
01/01/2016 to 12/31/2016	$11.89713	$12.44263	58,214,019
01/01/2017 to 12/31/2017	$12.44263	$13.77806	54,102,792
01/01/2018 to 12/31/2018	$13.77806	$12.44714	33,516,521
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.92502	$9.83646	54,720,347
01/01/2010 to 12/31/2010	$9.83646	$11.00020	68,974,007
01/01/2011 to 12/31/2011	$11.00020	$10.83106	55,424,347
01/01/2012 to 12/31/2012	$10.83106	$12.10614	63,361,367
01/01/2013 to 12/31/2013	$12.10614	$13.87770	63,758,948
01/01/2014 to 12/31/2014	$13.87770	$14.48241	59,078,042
01/01/2015 to 12/31/2015	$14.48241	$14.35789	52,619,003
01/01/2016 to 12/31/2016	$14.35789	$15.12506	46,176,929
01/01/2017 to 12/31/2017	$15.12506	$17.39421	41,774,384
01/01/2018 to 12/31/2018	$17.39421	$16.09882	31,714,658
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.63729	58,666
01/01/2014 to 12/31/2014	$11.63729	$12.95262	125,345
01/01/2015 to 12/31/2015	$12.95262	$12.95892	117,691
01/01/2016 to 12/31/2016	$12.95892	$14.10972	159,404
01/01/2017 to 12/31/2017	$14.10972	$16.94933	119,700
01/01/2018 to 12/31/2018	$16.94933	$15.31237	94,423
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.20123	$9.94508	97,458,970
01/01/2010 to 12/31/2010	$9.94508	$10.98534	124,066,065
01/01/2011 to 12/31/2011	$10.98534	$10.67303	99,522,684
01/01/2012 to 12/31/2012	$10.67303	$11.80621	107,656,583
01/01/2013 to 12/31/2013	$11.80621	$13.66059	103,827,389
01/01/2014 to 12/31/2014	$13.66059	$14.31143	95,621,538
01/01/2015 to 12/31/2015	$14.31143	$14.14234	86,642,320
01/01/2016 to 12/31/2016	$14.14234	$14.78547	78,766,981
01/01/2017 to 12/31/2017	$14.78547	$16.70974	71,824,281
01/01/2018 to 12/31/2018	$16.70974	$15.62167	58,267,332
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99863	$9.16694	2,940,794
01/01/2012 to 12/31/2012	$9.16694	$10.08792	4,644,573
01/01/2013 to 12/31/2013	$10.08792	$10.99833	5,783,459
01/01/2014 to 12/31/2014	$10.99833	$11.34639	5,607,802
01/01/2015 to 12/31/2015	$11.34639	$10.82434	4,694,270
01/01/2016 to 12/31/2016	$10.82434	$11.38710	3,995,171
01/01/2017 to 12/31/2017	$11.38710	$12.61216	4,167,482
01/01/2018 to 12/31/2018	$12.61216	$11.74818	2,880,799

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$11.24371	$12.18946	19,779,745
01/01/2010 to 12/31/2010	$12.18946	$12.45587	20,255,855
01/01/2011 to 12/31/2011	$12.45587	$12.52601	18,155,075
01/01/2012 to 12/31/2012	$12.52601	$12.89740	15,540,231
01/01/2013 to 12/31/2013	$12.89740	$12.40869	10,724,539
01/01/2014 to 12/31/2014	$12.40869	$12.19212	7,424,203
01/01/2015 to 12/31/2015	$12.19212	$12.04895	5,743,361
01/01/2016 to 12/31/2016	$12.04895	$12.04444	4,782,679
01/01/2017 to 12/31/2017	$12.04444	$12.04825	4,425,882
01/01/2018 to 12/31/2018	$12.04825	$11.93676	3,457,086
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.90687	$13.64570	59,442,486
01/01/2010 to 12/31/2010	$13.64570	$14.45644	75,211,006
01/01/2011 to 12/31/2011	$14.45644	$14.67015	60,233,010
01/01/2012 to 12/31/2012	$14.67015	$15.77284	65,143,645
01/01/2013 to 12/31/2013	$15.77284	$15.22753	54,477,871
01/01/2014 to 12/31/2014	$15.22753	$15.61000	44,662,030
01/01/2015 to 12/31/2015	$15.61000	$15.02887	35,594,616
01/01/2016 to 12/31/2016	$15.02887	$15.40633	31,191,104
01/01/2017 to 12/31/2017	$15.40633	$15.81374	31,072,056
01/01/2018 to 12/31/2018	$15.81374	$15.44871	23,336,011
AST Bond Portfolio 2018
05/01/2009* to 12/31/2009	$9.92275	$9.70282	0
01/01/2010 to 12/31/2010	$9.70282	$10.61012	0
01/01/2011 to 12/31/2011	$10.61012	$11.85235	0
01/01/2012 to 12/31/2012	$11.85235	$12.32287	0
01/01/2013 to 12/31/2013	$12.32287	$11.73869	0
01/01/2014 to 12/31/2014	$11.73869	$11.85239	0
01/01/2015 to 12/31/2015	$11.85239	$11.75131	0
01/01/2016 to 12/31/2016	$11.75131	$11.74380	947
01/01/2017 to 12/31/2017	$11.74380	$11.63314	12,033
01/01/2018 to 12/31/2018	$11.63314	$11.52656	0
AST Bond Portfolio 2019
05/01/2009* to 12/31/2009	$9.90553	$9.60325	0
01/01/2010 to 12/31/2010	$9.60325	$10.51788	0
01/01/2011 to 12/31/2011	$10.51788	$11.99681	0
01/01/2012 to 12/31/2012	$11.99681	$12.48986	0
01/01/2013 to 12/31/2013	$12.48986	$11.69030	0
01/01/2014 to 12/31/2014	$11.69030	$11.98770	0
01/01/2015 to 12/31/2015	$11.98770	$11.91613	0
01/01/2016 to 12/31/2016	$11.91613	$11.88941	0
01/01/2017 to 12/31/2017	$11.88941	$11.78276	11,644
01/01/2018 to 12/31/2018	$11.78276	$11.65297	15,561
AST Bond Portfolio 2020
05/01/2009* to 12/31/2009	$9.37815	$8.80233	0
01/01/2010 to 12/31/2010	$8.80233	$9.68244	0
01/01/2011 to 12/31/2011	$9.68244	$11.30135	0
01/01/2012 to 12/31/2012	$11.30135	$11.81708	0
01/01/2013 to 12/31/2013	$11.81708	$10.86477	0
01/01/2014 to 12/31/2014	$10.86477	$11.34359	0
01/01/2015 to 12/31/2015	$11.34359	$11.32666	0
01/01/2016 to 12/31/2016	$11.32666	$11.35808	10,941
01/01/2017 to 12/31/2017	$11.35808	$11.27003	8,308
01/01/2018 to 12/31/2018	$11.27003	$11.11572	3,077

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99818	$11.02517	0
01/01/2011 to 12/31/2011	$11.02517	$13.04477	0
01/01/2012 to 12/31/2012	$13.04477	$13.70090	0
01/01/2013 to 12/31/2013	$13.70090	$12.53155	0
01/01/2014 to 12/31/2014	$12.53155	$13.27147	0
01/01/2015 to 12/31/2015	$13.27147	$13.28527	0
01/01/2016 to 12/31/2016	$13.28527	$13.33218	0
01/01/2017 to 12/31/2017	$13.33218	$13.31997	2,380
01/01/2018 to 12/31/2018	$13.31997	$13.10796	5,440
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99863	$12.03886	0
01/01/2012 to 12/31/2012	$12.03886	$12.53227	0
01/01/2013 to 12/31/2013	$12.53227	$11.12434	0
01/01/2014 to 12/31/2014	$11.12434	$12.07522	0
01/01/2015 to 12/31/2015	$12.07522	$12.12493	0
01/01/2016 to 12/31/2016	$12.12493	$12.14302	0
01/01/2017 to 12/31/2017	$12.14302	$12.13055	14,187
01/01/2018 to 12/31/2018	$12.13055	$11.91182	5,889
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99818	$10.41493	0
01/01/2013 to 12/31/2013	$10.41493	$9.19831	0
01/01/2014 to 12/31/2014	$9.19831	$10.18809	0
01/01/2015 to 12/31/2015	$10.18809	$10.29135	0
01/01/2016 to 12/31/2016	$10.29135	$10.31526	0
01/01/2017 to 12/31/2017	$10.31526	$10.31756	1,681
01/01/2018 to 12/31/2018	$10.31756	$10.11974	1,164
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99909	$8.76285	0
01/01/2014 to 12/31/2014	$8.76285	$9.87576	0
01/01/2015 to 12/31/2015	$9.87576	$9.98861	0
01/01/2016 to 12/31/2016	$9.98861	$10.01140	0
01/01/2017 to 12/31/2017	$10.01140	$10.01225	11,185
01/01/2018 to 12/31/2018	$10.01225	$9.78279	14,191
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99909	$11.32021	0
01/01/2015 to 12/31/2015	$11.32021	$11.35595	0
01/01/2016 to 12/31/2016	$11.35595	$11.44499	0
01/01/2017 to 12/31/2017	$11.44499	$11.46258	792
01/01/2018 to 12/31/2018	$11.46258	$11.18962	25,061
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99909	$9.95309	0
01/01/2016 to 12/31/2016	$9.95309	$9.99251	41,082
01/01/2017 to 12/31/2017	$9.99251	$10.06600	67,236
01/01/2018 to 12/31/2018	$10.06600	$9.79610	55,632
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99818	$9.89445	0
01/01/2017 to 12/31/2017	$9.89445	$9.99277	25,138
01/01/2018 to 12/31/2018	$9.99277	$9.70336	54,321
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99818	$10.05185	0
01/01/2018 to 12/31/2018	$10.05185	$9.68192	17,450
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99818	$9.67670	673

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.72533	$9.52235	118,425,926
01/01/2010 to 12/31/2010	$9.52235	$10.61785	141,306,019
01/01/2011 to 12/31/2011	$10.61785	$10.18954	100,099,910
01/01/2012 to 12/31/2012	$10.18954	$11.39642	113,717,767
01/01/2013 to 12/31/2013	$11.39642	$13.75050	125,316,122
01/01/2014 to 12/31/2014	$13.75050	$14.46969	121,728,074
01/01/2015 to 12/31/2015	$14.46969	$14.30680	113,394,276
01/01/2016 to 12/31/2016	$14.30680	$15.03316	101,590,172
01/01/2017 to 12/31/2017	$15.03316	$17.43090	96,062,997
01/01/2018 to 12/31/2018	$17.43090	$16.07583	76,708,296
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99863	$11.66303	342,569
01/01/2014 to 12/31/2014	$11.66303	$13.03167	1,094,841
01/01/2015 to 12/31/2015	$13.03167	$12.35889	1,140,121
01/01/2016 to 12/31/2016	$12.35889	$13.96591	2,377,940
01/01/2017 to 12/31/2017	$13.96591	$16.26395	2,283,114
01/01/2018 to 12/31/2018	$16.26395	$15.23198	1,639,341
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.12224	$18.32376	2,154,565
01/01/2010 to 12/31/2010	$18.32376	$23.19228	2,674,245
01/01/2011 to 12/31/2011	$23.19228	$24.31338	2,210,944
01/01/2012 to 12/31/2012	$24.31338	$27.58177	2,291,954
01/01/2013 to 12/31/2013	$27.58177	$27.97660	2,083,185
01/01/2014 to 12/31/2014	$27.97660	$36.02098	2,044,785
01/01/2015 to 12/31/2015	$36.02098	$37.14280	1,780,125
01/01/2016 to 12/31/2016	$37.14280	$38.29038	1,533,707
01/01/2017 to 12/31/2017	$38.29038	$40.01231	1,307,651
01/01/2018 to 12/31/2018	$40.01231	$37.47763	931,793
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.27786	$8.86502	54,387,061
01/01/2010 to 12/31/2010	$8.86502	$9.97110	68,927,498
01/01/2011 to 12/31/2011	$9.97110	$9.65922	53,951,634
01/01/2012 to 12/31/2012	$9.65922	$10.50993	57,684,295
01/01/2013 to 12/31/2013	$10.50993	$11.86226	55,226,008
01/01/2014 to 12/31/2014	$11.86226	$12.03410	48,707,547
01/01/2015 to 12/31/2015	$12.03410	$11.95275	43,313,556
01/01/2016 to 12/31/2016	$11.95275	$12.25600	37,720,170
01/01/2017 to 12/31/2017	$12.25600	$14.03986	34,730,103
01/01/2018 to 12/31/2018	$14.03986	$12.73758	24,505,788
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11356	$8.12305	1,148,210
01/01/2010 to 12/31/2010	$8.12305	$9.60279	2,343,259
01/01/2011 to 12/31/2011	$9.60279	$8.96863	1,365,221
01/01/2012 to 12/31/2012	$8.96863	$11.18481	1,941,296
01/01/2013 to 12/31/2013	$11.18481	$11.47853	2,026,740
01/01/2014 to 12/31/2014	$11.47853	$12.86101	1,953,120
01/01/2015 to 12/31/2015	$12.86101	$12.63753	1,635,442
01/01/2016 to 12/31/2016	$12.63753	$12.54068	1,419,231
01/01/2017 to 12/31/2017	$12.54068	$13.67692	1,403,628
01/01/2018 to 12/31/2018	$13.67692	$12.81654	941,166

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.21574	$9.63064	15,821,358
01/01/2010 to 12/31/2010	$9.63064	$10.69227	15,820,580
01/01/2011 to 12/31/2011	$10.69227	$9.93581	12,948,030
01/01/2012 to 12/31/2012	$9.93581	$11.69351	10,758,682
01/01/2013 to 12/31/2013	$11.69351	$15.35813	8,989,436
01/01/2014 to 12/31/2014	$15.35813	$17.08837	7,637,977
01/01/2015 to 12/31/2015	$17.08837	$16.02976	9,591,291
01/01/2016 to 12/31/2016	$16.02976	$17.58540	8,028,173
01/01/2017 to 12/31/2017	$17.58540	$18.98180	7,996,036
01/01/2018 to 12/31/2018	$18.98180	$17.07514	6,192,331
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.68793	$13.42307	5,868,356
01/01/2010 to 12/31/2010	$13.42307	$15.81896	6,728,348
01/01/2011 to 12/31/2011	$15.81896	$15.09505	4,560,864
01/01/2012 to 12/31/2012	$15.09505	$17.75759	4,904,077
01/01/2013 to 12/31/2013	$17.75759	$23.08682	5,099,534
01/01/2014 to 12/31/2014	$23.08682	$25.32324	4,212,533
01/01/2015 to 12/31/2015	$25.32324	$23.48945	6,589,806
01/01/2016 to 12/31/2016	$23.48945	$23.48269	5,545,452
01/01/2017 to 12/31/2017	$23.48269	$29.35334	5,099,466
01/01/2018 to 12/31/2018	$29.35334	$27.61105	3,953,745
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.58116	$9.19947	36,241,046
01/01/2010 to 12/31/2010	$9.19947	$10.09710	50,682,089
01/01/2011 to 12/31/2011	$10.09710	$9.88042	43,785,652
01/01/2012 to 12/31/2012	$9.88042	$10.70150	45,432,815
01/01/2013 to 12/31/2013	$10.70150	$11.55860	40,182,442
01/01/2014 to 12/31/2014	$11.55860	$11.82726	35,662,590
01/01/2015 to 12/31/2015	$11.82726	$11.52638	30,217,247
01/01/2016 to 12/31/2016	$11.52638	$11.93250	26,668,380
01/01/2017 to 12/31/2017	$11.93250	$13.17763	26,236,829
01/01/2018 to 12/31/2018	$13.17763	$12.04439	17,675,332
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.17249	$15.18580	2,182,014
01/01/2010 to 12/31/2010	$15.18580	$18.93317	3,471,178
01/01/2011 to 12/31/2011	$18.93317	$18.86366	2,549,765
01/01/2012 to 12/31/2012	$18.86366	$21.46286	2,633,520
01/01/2013 to 12/31/2013	$21.46286	$29.30171	3,094,420
01/01/2014 to 12/31/2014	$29.30171	$30.89259	2,931,970
01/01/2015 to 12/31/2015	$30.89259	$28.71342	2,517,413
01/01/2016 to 12/31/2016	$28.71342	$35.10662	2,308,568
01/01/2017 to 12/31/2017	$35.10662	$38.73731	2,130,539
01/01/2018 to 12/31/2018	$38.73731	$32.73675	1,589,335
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.57058	$10.42178	66,786,776
01/01/2010 to 12/31/2010	$10.42178	$10.25242	50,307,852
01/01/2011 to 12/31/2011	$10.25242	$10.08558	50,902,069
01/01/2012 to 12/31/2012	$10.08558	$9.92007	39,894,836
01/01/2013 to 12/31/2013	$9.92007	$9.75615	29,504,243
01/01/2014 to 12/31/2014	$9.75615	$9.59539	25,524,289
01/01/2015 to 12/31/2015	$9.59539	$9.43719	23,153,087
01/01/2016 to 12/31/2016	$9.43719	$9.28187	20,723,986
01/01/2017 to 12/31/2017	$9.28187	$9.16030	16,486,250
01/01/2018 to 12/31/2018	$9.16030	$9.12553	14,577,153

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$10.10700	$13.47425	13,509,194
01/01/2010 to 12/31/2010	$13.47425	$15.04083	12,605,729
01/01/2011 to 12/31/2011	$15.04083	$15.26232	11,922,775
01/01/2012 to 12/31/2012	$15.26232	$17.09273	10,459,161
01/01/2013 to 12/31/2013	$17.09273	$18.01778	8,393,440
01/01/2014 to 12/31/2014	$18.01778	$18.17376	5,236,999
01/01/2015 to 12/31/2015	$18.17376	$17.23689	3,602,852
01/01/2016 to 12/31/2016	$17.23689	$19.56326	3,765,331
01/01/2017 to 12/31/2017	$19.56326	$20.67893	2,918,552
01/01/2018 to 12/31/2018	$20.67893	$19.93195	2,034,537
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.47791	$8.78382	5,087,827
01/01/2010 to 12/31/2010	$8.78382	$9.77580	5,307,829
01/01/2011 to 12/31/2011	$9.77580	$9.21256	4,698,568
01/01/2012 to 12/31/2012	$9.21256	$10.59036	4,248,181
01/01/2013 to 12/31/2013	$10.59036	$14.56755	5,494,376
01/01/2014 to 12/31/2014	$14.56755	$16.29672	5,782,801
01/01/2015 to 12/31/2015	$16.29672	$14.77183	4,317,804
01/01/2016 to 12/31/2016	$14.77183	$17.41780	3,949,844
01/01/2017 to 12/31/2017	$17.41780	$20.41923	3,761,572
01/01/2018 to 12/31/2018	$20.41923	$17.23861	3,259,259
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$11.95763	$15.91046	6,854,079
01/01/2010 to 12/31/2010	$15.91046	$17.91664	7,241,298
01/01/2011 to 12/31/2011	$17.91664	$15.34398	5,734,722
01/01/2012 to 12/31/2012	$15.34398	$18.16395	4,942,527
01/01/2013 to 12/31/2013	$18.16395	$21.26858	4,582,698
01/01/2014 to 12/31/2014	$21.26858	$19.76196	3,989,471
01/01/2015 to 12/31/2015	$19.76196	$20.04771	3,324,751
01/01/2016 to 12/31/2016	$20.04771	$18.97262	2,931,676
01/01/2017 to 12/31/2017	$18.97262	$25.27111	3,021,102
01/01/2018 to 12/31/2018	$25.27111	$21.53882	2,629,968
AST International Value Portfolio
01/01/2009 to 12/31/2009	$11.48381	$14.73896	3,492,926
01/01/2010 to 12/31/2010	$14.73896	$16.10237	3,649,081
01/01/2011 to 12/31/2011	$16.10237	$13.84955	2,916,031
01/01/2012 to 12/31/2012	$13.84955	$15.89231	2,668,328
01/01/2013 to 12/31/2013	$15.89231	$18.67292	2,705,225
01/01/2014 to 12/31/2014	$18.67292	$17.13364	2,548,306
01/01/2015 to 12/31/2015	$17.13364	$16.98867	2,467,892
01/01/2016 to 12/31/2016	$16.98867	$16.80599	2,319,732
01/01/2017 to 12/31/2017	$16.80599	$20.30026	2,283,395
01/01/2018 to 12/31/2018	$20.30026	$16.74197	1,830,771
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.73242	$11.74845	45,976,810
01/01/2010 to 12/31/2010	$11.74845	$12.80372	22,040,989
01/01/2011 to 12/31/2011	$12.80372	$14.15992	215,533,382
01/01/2012 to 12/31/2012	$14.15992	$15.23530	89,791,313
01/01/2013 to 12/31/2013	$15.23530	$14.50704	28,148,834
01/01/2014 to 12/31/2014	$14.50704	$15.22786	25,571,167
01/01/2015 to 12/31/2015	$15.22786	$15.15226	66,914,771
01/01/2016 to 12/31/2016	$15.15226	$15.52927	74,579,513
01/01/2017 to 12/31/2017	$15.52927	$15.93233	38,818,080
01/01/2018 to 12/31/2018	$15.93233	$15.62628	112,152,130

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.94424	$8.65097	25,271,257
01/01/2010 to 12/31/2010	$8.65097	$9.68393	38,344,545
01/01/2011 to 12/31/2011	$9.68393	$9.47005	31,542,321
01/01/2012 to 12/31/2012	$9.47005	$10.57870	33,772,279
01/01/2013 to 12/31/2013	$10.57870	$12.09823	34,620,680
01/01/2014 to 12/31/2014	$12.09823	$12.65595	31,218,936
01/01/2015 to 12/31/2015	$12.65595	$12.31681	27,733,638
01/01/2016 to 12/31/2016	$12.31681	$12.74599	24,643,505
01/01/2017 to 12/31/2017	$12.74599	$14.66178	23,750,547
01/01/2018 to 12/31/2018	$14.66178	$13.35565	18,355,932
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$10.36784	$13.85552	5,086,873
01/01/2010 to 12/31/2010	$13.85552	$14.60401	5,905,133
01/01/2011 to 12/31/2011	$14.60401	$13.04913	4,359,903
01/01/2012 to 12/31/2012	$13.04913	$15.64529	4,428,816
01/01/2013 to 12/31/2013	$15.64529	$17.75076	4,647,244
01/01/2014 to 12/31/2014	$17.75076	$16.34657	4,276,895
01/01/2015 to 12/31/2015	$16.34657	$15.62754	3,960,328
01/01/2016 to 12/31/2016	$15.62754	$15.66712	3,354,922
01/01/2017 to 12/31/2017	$15.66712	$19.97550	3,518,759
01/01/2018 to 12/31/2018	$19.97550	$16.21247	2,855,876
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$10.44856	$12.53898	46,430,018
01/01/2010 to 12/31/2010	$12.53898	$13.23474	46,748,068
01/01/2011 to 12/31/2011	$13.23474	$13.04707	38,241,675
01/01/2012 to 12/31/2012	$13.04707	$14.20695	39,470,209
01/01/2013 to 12/31/2013	$14.20695	$15.51404	35,738,716
01/01/2014 to 12/31/2014	$15.51404	$16.08944	31,774,661
01/01/2015 to 12/31/2015	$16.08944	$15.79510	27,488,735
01/01/2016 to 12/31/2016	$15.79510	$16.13133	23,910,429
01/01/2017 to 12/31/2017	$16.13133	$17.79229	21,459,090
01/01/2018 to 12/31/2018	$17.79229	$16.60010	14,411,061
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08402	$10.29064	141,417
01/01/2010 to 12/31/2010	$10.29064	$11.26617	473,823
01/01/2011 to 12/31/2011	$11.26617	$11.15393	755,324
01/01/2012 to 12/31/2012	$11.15393	$12.63560	1,110,275
01/01/2013 to 12/31/2013	$12.63560	$16.96244	1,223,206
01/01/2014 to 12/31/2014	$16.96244	$18.26808	1,330,655
01/01/2015 to 12/31/2015	$18.26808	$19.87733	2,148,045
01/01/2016 to 12/31/2016	$19.87733	$19.26374	1,599,569
01/01/2017 to 12/31/2017	$19.26374	$25.73532	1,813,210
01/01/2018 to 12/31/2018	$25.73532	$24.90062	1,442,816
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.51147	$10.86212	17,250,307
01/01/2010 to 12/31/2010	$10.86212	$12.79307	17,364,094
01/01/2011 to 12/31/2011	$12.79307	$12.46741	14,080,420
01/01/2012 to 12/31/2012	$12.46741	$13.76555	11,942,585
01/01/2013 to 12/31/2013	$13.76555	$18.49514	9,091,584
01/01/2014 to 12/31/2014	$18.49514	$20.11628	9,720,568
01/01/2015 to 12/31/2015	$20.11628	$21.77709	7,424,343
01/01/2016 to 12/31/2016	$21.77709	$22.61288	6,587,463
01/01/2017 to 12/31/2017	$22.61288	$29.57790	5,433,449
01/01/2018 to 12/31/2018	$29.57790	$28.30541	3,958,406

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$11.88498	$15.37175	2,567,781
01/01/2010 to 12/31/2010	$15.37175	$16.93954	3,612,405
01/01/2011 to 12/31/2011	$16.93954	$16.13853	3,114,124
01/01/2012 to 12/31/2012	$16.13853	$19.53485	3,437,135
01/01/2013 to 12/31/2013	$19.53485	$24.52181	3,984,432
01/01/2014 to 12/31/2014	$24.52181	$24.99282	3,982,260
01/01/2015 to 12/31/2015	$24.99282	$24.22021	3,944,892
01/01/2016 to 12/31/2016	$24.22021	$25.51562	3,423,715
01/01/2017 to 12/31/2017	$25.51562	$31.07864	3,333,656
01/01/2018 to 12/31/2018	$31.07864	$27.64337	2,650,577
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$7.97628	$9.75127	4,944,538
01/01/2010 to 12/31/2010	$9.75127	$10.81643	5,238,425
01/01/2011 to 12/31/2011	$10.81643	$10.57498	4,289,955
01/01/2012 to 12/31/2012	$10.57498	$12.17716	4,420,398
01/01/2013 to 12/31/2013	$12.17716	$16.37229	4,361,903
01/01/2014 to 12/31/2014	$16.37229	$17.50467	3,793,575
01/01/2015 to 12/31/2015	$17.50467	$18.46042	3,157,980
01/01/2016 to 12/31/2016	$18.46042	$18.50343	2,652,678
01/01/2017 to 12/31/2017	$18.50343	$23.78749	2,376,378
01/01/2018 to 12/31/2018	$23.78749	$23.89579	2,034,089
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99864	$10.19678	55,298
01/01/2013 to 12/31/2013	$10.19678	$13.48882	867,495
01/01/2014 to 12/31/2014	$13.48882	$14.62166	1,003,365
01/01/2015 to 12/31/2015	$14.62166	$14.27634	1,952,834
01/01/2016 to 12/31/2016	$14.27634	$15.92914	2,634,308
01/01/2017 to 12/31/2017	$15.92914	$18.38362	2,688,469
01/01/2018 to 12/31/2018	$18.38362	$16.24354	1,757,692
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.03417	$13.87956	5,689,131
01/01/2010 to 12/31/2010	$13.87956	$16.84971	5,901,157
01/01/2011 to 12/31/2011	$16.84971	$16.16040	4,911,194
01/01/2012 to 12/31/2012	$16.16040	$18.61569	4,148,499
01/01/2013 to 12/31/2013	$18.61569	$25.99973	4,423,739
01/01/2014 to 12/31/2014	$25.99973	$29.21476	4,014,110
01/01/2015 to 12/31/2015	$29.21476	$27.11311	3,114,772
01/01/2016 to 12/31/2016	$27.11311	$31.52790	2,980,209
01/01/2017 to 12/31/2017	$31.52790	$35.28495	2,774,803
01/01/2018 to 12/31/2018	$35.28495	$28.99369	2,141,063
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99864	$10.32369	5,908,428
01/01/2013 to 12/31/2013	$10.32369	$12.07379	6,987,054
01/01/2014 to 12/31/2014	$12.07379	$12.48482	5,942,954
01/01/2015 to 12/31/2015	$12.48482	$12.12641	5,278,987
01/01/2016 to 12/31/2016	$12.12641	$12.44216	4,364,208
01/01/2017 to 12/31/2017	$12.44216	$14.25569	3,983,721
01/01/2018 to 12/31/2018	$14.25569	$12.85908	3,073,391

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57395	$9.12827	6,599,316
01/01/2010 to 12/31/2010	$9.12827	$10.97710	11,156,029
01/01/2011 to 12/31/2011	$10.97710	$8.60766	6,749,550
01/01/2012 to 12/31/2012	$8.60766	$9.98335	7,897,745
01/01/2013 to 12/31/2013	$9.98335	$9.84051	8,565,272
01/01/2014 to 12/31/2014	$9.84051	$9.22491	7,895,167
01/01/2015 to 12/31/2015	$9.22491	$7.55507	6,604,045
01/01/2016 to 12/31/2016	$7.55507	$8.34921	5,785,322
01/01/2017 to 12/31/2017	$8.34921	$10.37789	6,660,956
01/01/2018 to 12/31/2018	$10.37789	$8.77210	5,202,731
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.02321	$10.65255	82,197,582
01/01/2010 to 12/31/2010	$10.65255	$11.58445	100,001,194
01/01/2011 to 12/31/2011	$11.58445	$11.50704	96,778,216
01/01/2012 to 12/31/2012	$11.50704	$12.49092	98,362,559
01/01/2013 to 12/31/2013	$12.49092	$13.41643	79,093,854
01/01/2014 to 12/31/2014	$13.41643	$13.95709	69,937,144
01/01/2015 to 12/31/2015	$13.95709	$13.74652	60,478,072
01/01/2016 to 12/31/2016	$13.74652	$14.26721	53,321,376
01/01/2017 to 12/31/2017	$14.26721	$15.45393	48,157,612
01/01/2018 to 12/31/2018	$15.45393	$14.76594	36,694,167
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01855	$10.07065	990,348
01/01/2012 to 12/31/2012	$10.07065	$10.60850	2,178,847
01/01/2013 to 12/31/2013	$10.60850	$10.19208	1,488,696
01/01/2014 to 12/31/2014	$10.19208	$10.63147	2,499,201
01/01/2015 to 12/31/2015	$10.63147	$10.42806	3,280,429
01/01/2016 to 12/31/2016	$10.42806	$10.68804	4,184,993
01/01/2017 to 12/31/2017	$10.68804	$11.10833	4,756,264
01/01/2018 to 12/31/2018	$11.10833	$10.83520	4,041,798
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.69703	$8.29738	93,813,703
01/01/2010 to 12/31/2010	$8.29738	$9.71261	115,827,900
01/01/2011 to 12/31/2011	$9.71261	$8.95893	75,603,365
01/01/2012 to 12/31/2012	$8.95893	$9.94941	89,282,138
01/01/2013 to 12/31/2013	$9.94941	$11.45130	87,210,945
01/01/2014 to 12/31/2014	$11.45130	$12.29819	83,056,988
01/01/2015 to 12/31/2015	$12.29819	$12.02114	119,678,650
01/01/2016 to 12/31/2016	$12.02114	$13.01668	109,389,517
01/01/2017 to 12/31/2017	$13.01668	$14.86317	160,964,447
01/01/2018 to 12/31/2018	$14.86317	$13.50638	116,807,822
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99863	$11.67690	5,665
01/01/2014 to 12/31/2014	$11.67690	$13.23473	121,259
01/01/2015 to 12/31/2015	$13.23473	$13.21718	110,869
01/01/2016 to 12/31/2016	$13.21718	$14.41070	164,589
01/01/2017 to 12/31/2017	$14.41070	$17.20835	129,742
01/01/2018 to 12/31/2018	$17.20835	$15.71265	84,609

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$7.55099	$9.04705	3,372,332
01/01/2010 to 12/31/2010	$9.04705	$10.23676	3,360,531
01/01/2011 to 12/31/2011	$10.23676	$10.41616	3,055,694
01/01/2012 to 12/31/2012	$10.41616	$12.17038	3,262,831
01/01/2013 to 12/31/2013	$12.17038	$15.85102	2,976,003
01/01/2014 to 12/31/2014	$15.85102	$18.27304	3,494,194
01/01/2015 to 12/31/2015	$18.27304	$18.52495	3,027,107
01/01/2016 to 12/31/2016	$18.52495	$20.92483	2,813,790
01/01/2017 to 12/31/2017	$20.92483	$25.15993	2,523,084
01/01/2018 to 12/31/2018	$25.15993	$22.70938	1,877,971
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99863	$8.89993	201,672
01/01/2012 to 12/31/2012	$8.89993	$9.90453	384,520
01/01/2013 to 12/31/2013	$9.90453	$11.92295	2,227,707
01/01/2014 to 12/31/2014	$11.92295	$12.48854	3,954,057
01/01/2015 to 12/31/2015	$12.48854	$12.30097	4,987,695
01/01/2016 to 12/31/2016	$12.30097	$12.86335	4,710,731
01/01/2017 to 12/31/2017	$12.86335	$14.95293	4,399,931
01/01/2018 to 12/31/2018	$14.95293	$13.74498	3,617,905
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.15279	$8.68011	39,406,298
01/01/2010 to 12/31/2010	$8.68011	$9.55431	54,818,248
01/01/2011 to 12/31/2011	$9.55431	$9.22617	46,132,040
01/01/2012 to 12/31/2012	$9.22617	$10.00670	48,879,191
01/01/2013 to 12/31/2013	$10.00670	$11.06575	45,150,001
01/01/2014 to 12/31/2014	$11.06575	$11.44247	40,205,928
01/01/2015 to 12/31/2015	$11.44247	$11.23501	40,797,665
01/01/2016 to 12/31/2016	$11.23501	$11.58210	35,232,688
01/01/2017 to 12/31/2017	$11.58210	$13.24060	32,661,609
01/01/2018 to 12/31/2018	$13.24060	$11.99194	22,626,183
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$11.08253	$14.45984	3,702,808
01/01/2010 to 12/31/2010	$14.45984	$18.84985	4,200,876
01/01/2011 to 12/31/2011	$18.84985	$16.10840	4,029,967
01/01/2012 to 12/31/2012	$16.10840	$19.02245	3,987,156
01/01/2013 to 12/31/2013	$19.02245	$26.34396	3,589,232
01/01/2014 to 12/31/2014	$26.34396	$27.18947	3,049,744
01/01/2015 to 12/31/2015	$27.18947	$27.09786	2,435,616
01/01/2016 to 12/31/2016	$27.09786	$28.70362	2,019,066
01/01/2017 to 12/31/2017	$28.70362	$36.04862	1,824,209
01/01/2018 to 12/31/2018	$36.04862	$31.60636	1,485,600
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.74114	$8.87798	2,524,147
01/01/2010 to 12/31/2010	$8.87798	$11.91138	4,648,452
01/01/2011 to 12/31/2011	$11.91138	$11.60040	3,213,655
01/01/2012 to 12/31/2012	$11.60040	$12.79787	3,096,260
01/01/2013 to 12/31/2013	$12.79787	$17.01398	4,073,887
01/01/2014 to 12/31/2014	$17.01398	$17.37236	3,201,641
01/01/2015 to 12/31/2015	$17.37236	$17.22002	3,111,281
01/01/2016 to 12/31/2016	$17.22002	$18.98180	2,541,436
01/01/2017 to 12/31/2017	$18.98180	$23.13433	2,373,358
01/01/2018 to 12/31/2018	$23.13433	$20.83844	2,003,260

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.29737	$14.11106	6,242,625
01/01/2010 to 12/31/2010	$14.11106	$17.48588	6,195,308
01/01/2011 to 12/31/2011	$17.48588	$16.17000	5,166,090
01/01/2012 to 12/31/2012	$16.17000	$18.79089	3,913,693
01/01/2013 to 12/31/2013	$18.79089	$25.39300	3,418,708
01/01/2014 to 12/31/2014	$25.39300	$26.28974	2,808,610
01/01/2015 to 12/31/2015	$26.28974	$24.74160	2,217,703
01/01/2016 to 12/31/2016	$24.74160	$31.44064	2,012,505
01/01/2017 to 12/31/2017	$31.44064	$33.19514	1,801,371
01/01/2018 to 12/31/2018	$33.19514	$27.07026	1,411,502
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$10.52133	$12.84558	40,732,836
01/01/2010 to 12/31/2010	$12.84558	$14.09096	53,827,291
01/01/2011 to 12/31/2011	$14.09096	$14.13372	46,623,273
01/01/2012 to 12/31/2012	$14.13372	$15.77625	53,661,984
01/01/2013 to 12/31/2013	$15.77625	$18.12778	56,537,325
01/01/2014 to 12/31/2014	$18.12778	$18.87698	53,036,351
01/01/2015 to 12/31/2015	$18.87698	$18.57330	61,153,146
01/01/2016 to 12/31/2016	$18.57330	$19.64557	56,227,573
01/01/2017 to 12/31/2017	$19.64557	$22.29926	52,223,562
01/01/2018 to 12/31/2018	$22.29926	$20.76119	40,681,987
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.98928	$10.54281	10,159,519
01/01/2010 to 12/31/2010	$10.54281	$12.00822	12,250,636
01/01/2011 to 12/31/2011	$12.00822	$11.61022	9,294,364
01/01/2012 to 12/31/2012	$11.61022	$13.42613	10,725,477
01/01/2013 to 12/31/2013	$13.42613	$19.01819	11,809,685
01/01/2014 to 12/31/2014	$19.01819	$20.26543	11,237,461
01/01/2015 to 12/31/2015	$20.26543	$21.84110	10,710,975
01/01/2016 to 12/31/2016	$21.84110	$22.06119	8,827,493
01/01/2017 to 12/31/2017	$22.06119	$29.91878	7,920,851
01/01/2018 to 12/31/2018	$29.91878	$30.56007	6,705,902
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.89726	$11.51138	3,294,871
01/01/2010 to 12/31/2010	$11.51138	$12.73012	3,942,580
01/01/2011 to 12/31/2011	$12.73012	$12.45869	3,528,509
01/01/2012 to 12/31/2012	$12.45869	$13.89489	3,502,241
01/01/2013 to 12/31/2013	$13.89489	$18.39802	2,924,047
01/01/2014 to 12/31/2014	$18.39802	$18.37636	2,608,050
01/01/2015 to 12/31/2015	$18.37636	$16.97727	1,990,270
01/01/2016 to 12/31/2016	$16.97727	$17.72105	1,666,275
01/01/2017 to 12/31/2017	$17.72105	$20.31456	1,508,223
01/01/2018 to 12/31/2018	$20.31456	$18.03762	1,557,450
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$16.26651	$23.89300	4,621,252
01/01/2010 to 12/31/2010	$23.89300	$28.30538	5,827,673
01/01/2011 to 12/31/2011	$28.30538	$23.68588	4,562,770
01/01/2012 to 12/31/2012	$23.68588	$24.13710	4,495,210
01/01/2013 to 12/31/2013	$24.13710	$27.39014	3,688,022
01/01/2014 to 12/31/2014	$27.39014	$24.68587	3,347,866
01/01/2015 to 12/31/2015	$24.68587	$19.60403	2,736,765
01/01/2016 to 12/31/2016	$19.60403	$24.02744	2,471,111
01/01/2017 to 12/31/2017	$24.02744	$26.06762	2,347,242
01/01/2018 to 12/31/2018	$26.06762	$21.36593	1,497,045

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$13.66702	$15.07011	6,337,072
01/01/2010 to 12/31/2010	$15.07011	$15.67276	7,114,847
01/01/2011 to 12/31/2011	$15.67276	$16.05020	6,639,260
01/01/2012 to 12/31/2012	$16.05020	$16.60993	5,533,305
01/01/2013 to 12/31/2013	$16.60993	$15.72265	4,600,108
01/01/2014 to 12/31/2014	$15.72265	$15.54940	3,672,856
01/01/2015 to 12/31/2015	$15.54940	$14.58660	2,897,161
01/01/2016 to 12/31/2016	$14.58660	$14.97157	2,569,689
01/01/2017 to 12/31/2017	$14.97157	$15.02573	2,555,780
01/01/2018 to 12/31/2018	$15.02573	$15.07193	1,855,828
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.86613	$12.11071	2,137,413
01/01/2010 to 12/31/2010	$12.11071	$14.72294	2,978,973
01/01/2011 to 12/31/2011	$14.72294	$13.98059	2,405,087
01/01/2012 to 12/31/2012	$13.98059	$16.28103	2,424,624
01/01/2013 to 12/31/2013	$16.28103	$21.20296	2,138,372
01/01/2014 to 12/31/2014	$21.20296	$23.97472	1,904,816
01/01/2015 to 12/31/2015	$23.97472	$22.02086	1,494,027
01/01/2016 to 12/31/2016	$22.02086	$24.68960	1,298,357
01/01/2017 to 12/31/2017	$24.68960	$28.78313	1,173,758
01/01/2018 to 12/31/2018	$28.78313	$23.62781	878,983
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.95145	$8.78049	9,942,981
01/01/2010 to 12/31/2010	$8.78049	$9.89961	10,821,793
01/01/2011 to 12/31/2011	$9.89961	$9.40004	9,943,871
01/01/2012 to 12/31/2012	$9.40004	$10.26232	11,856,015
01/01/2013 to 12/31/2013	$10.26232	$12.16245	18,749,421
01/01/2014 to 12/31/2014	$12.16245	$12.62018	17,319,518
01/01/2015 to 12/31/2015	$12.62018	$12.33340	14,012,636
01/01/2016 to 12/31/2016	$12.33340	$12.92180	11,955,695
01/01/2017 to 12/31/2017	$12.92180	$14.43687	10,256,275
01/01/2018 to 12/31/2018	$14.43687	$13.48791	7,052,519
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.30331	$10.21392	12,750,275
01/01/2010 to 12/31/2010	$10.21392	$10.82874	17,651,916
01/01/2011 to 12/31/2011	$10.82874	$11.29192	18,170,336
01/01/2012 to 12/31/2012	$11.29192	$11.97752	18,416,796
01/01/2013 to 12/31/2013	$11.97752	$11.60405	17,928,589
01/01/2014 to 12/31/2014	$11.60405	$12.23394	19,702,934
01/01/2015 to 12/31/2015	$12.23394	$12.18082	18,938,735
01/01/2016 to 12/31/2016	$12.18082	$12.59720	19,007,777
01/01/2017 to 12/31/2017	$12.59720	$13.17153	19,214,511
01/01/2018 to 12/31/2018	$13.17153	$12.65978	20,284,879
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99297	$9.12172	385,638
01/01/2012 to 12/31/2012	$9.12172	$10.65067	500,266
01/01/2013 to 12/31/2013	$10.65067	$13.72611	615,161
01/01/2014 to 12/31/2014	$13.72611	$15.23128	471,181
01/01/2015 to 12/31/2015	$15.23128	$15.28953	401,693
01/01/2016 to 12/31/2016	$15.28953	$17.26551	368,250
01/01/2017 to 12/31/2017	$17.26551	$18.43752	221,816
01/01/2018 to 12/31/2018	$18.43752	$16.75829	153,789

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$9.04285	$11.35499	1,181,689
01/01/2010 to 12/31/2010	$11.35499	$11.75885	545,135
01/01/2011 to 12/31/2011	$11.75885	$12.02209	524,638
01/01/2012 to 12/31/2012	$12.02209	$14.29418	462,518
01/01/2013 to 12/31/2013	$14.29418	$19.75802	464,049
01/01/2014 to 12/31/2014	$19.75802	$23.25416	483,876
01/01/2015 to 12/31/2015	$23.25416	$23.59376	397,984
01/01/2016 to 12/31/2016	$23.59376	$20.54588	211,321
01/01/2017 to 12/31/2017	$20.54588	$23.40614	156,236
01/01/2018 to 12/31/2018	$23.40614	$23.22592	109,879
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04992	$9.76598	229,829
01/01/2013 to 12/31/2013	$9.76598	$13.16014	522,396
01/01/2014 to 12/31/2014	$13.16014	$13.98316	170,256
01/01/2015 to 12/31/2015	$13.98316	$13.91821	202,132
01/01/2016 to 12/31/2016	$13.91821	$13.79262	155,646
01/01/2017 to 12/31/2017	$13.79262	$16.61688	127,674
01/01/2018 to 12/31/2018	$16.61688	$15.42878	95,975
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$5.10918	$7.90916	970,438
01/01/2010 to 12/31/2010	$7.90916	$9.43610	1,132,899
01/01/2011 to 12/31/2011	$9.43610	$8.81160	530,679
01/01/2012 to 12/31/2012	$8.81160	$9.64332	353,005
01/01/2013 to 12/31/2013	$9.64332	$11.86901	292,049
01/01/2014 to 12/31/2014	$11.86901	$12.96327	263,606
01/01/2015 to 12/31/2015	$12.96327	$13.61824	242,522
01/01/2016 to 12/31/2016	$13.61824	$13.29285	168,453
01/01/2017 to 12/31/2017	$13.29285	$17.66759	171,795
01/01/2018 to 12/31/2018	$17.66759	$17.29548	129,324
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12646	$9.72947	615,276
01/01/2017 to 12/31/2017	$9.72947	$13.50201	462,006
01/01/2018 to 12/31/2018	$13.50201	$10.92645	370,695
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.24536	$11.12185	408,047
01/01/2010 to 12/31/2010	$11.12185	$12.47084	346,910
01/01/2011 to 12/31/2011	$12.47084	$10.43600	327,254
01/01/2012 to 12/31/2012	$10.43600	$12.56220	230,539
01/01/2013 to 12/31/2013	$12.56220	$14.68616	101,416
01/01/2014 to 12/31/2014	$14.68616	$13.61838	73,228
01/01/2015 to 12/31/2015	$13.61838	$13.84461	63,745
01/01/2016 to 12/31/2016	$13.84461	$13.12893	56,615
01/01/2017 to 12/31/2017	$13.12893	$17.53748	66,125
01/01/2018 to 12/31/2018	$17.53748	$15.03689	76,788

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$13.32619	$16.11364	637,587
01/01/2011 to 12/31/2011	$16.11364	$13.82121	523,908
01/01/2012 to 12/31/2012	$13.82121	$15.45248	401,945
01/01/2013 to 12/31/2013	$15.45248	$18.22775	283,907
01/01/2014 to 12/31/2014	$18.22775	$16.97668	217,416
01/01/2015 to 12/31/2015	$16.97668	$17.07985	210,347
01/01/2016 to 12/31/2016	$17.07985	$17.34553	138,372
01/01/2017 to 12/31/2017	$17.34553	$21.30098	113,199
01/01/2018 to 12/31/2018	$21.30098	$17.41592	73,608
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$12.54043	$15.81530	385,986
01/01/2011 to 12/31/2011	$15.81530	$14.72149	411,256
01/01/2012 to 12/31/2012	$14.72149	$17.48336	413,544
01/01/2013 to 12/31/2013	$17.48336	$24.11014	306,342
01/01/2014 to 12/31/2014	$24.11014	$24.68160	201,332
01/01/2015 to 12/31/2015	$24.68160	$24.66780	142,859
01/01/2016 to 12/31/2016	$24.66780	$24.44784	93,681
01/01/2017 to 12/31/2017	$24.44784	$32.45008	70,682
01/01/2018 to 12/31/2018	$32.45008	$32.07718	55,802
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59327	$12.24845	617,813
01/01/2011 to 12/31/2011	$12.24845	$11.52354	383,450
01/01/2012 to 12/31/2012	$11.52354	$12.25238	264,060
01/01/2013 to 12/31/2013	$12.25238	$18.14246	293,944
01/01/2014 to 12/31/2014	$18.14246	$17.54440	192,275
01/01/2015 to 12/31/2015	$17.54440	$16.80023	164,785
01/01/2016 to 12/31/2016	$16.80023	$17.86272	131,068
01/01/2017 to 12/31/2017	$17.86272	$22.16101	107,764
01/01/2018 to 12/31/2018	$22.16101	$22.11458	86,180
*Denotes the start date of these sub-accounts

Advanced Series Cornerstone
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Lifetime Five or HD5 or HD GRO, GRO Plus 2008 and EBP II or GMWB and EBP II or GMWB and HAV OR
HD GRO 60 pbs OR GRO Plus 2008 60 bps (1.75%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.90392	$9.65715	7,832,549
01/01/2010 to 12/31/2010	$9.65715	$10.62342	8,125,948
01/01/2011 to 12/31/2011	$10.62342	$10.16021	5,875,413
01/01/2012 to 12/31/2012	$10.16021	$11.23660	5,884,306
01/01/2013 to 12/31/2013	$11.23660	$12.14110	5,528,716
01/01/2014 to 12/31/2014	$12.14110	$12.38416	5,179,509
01/01/2015 to 12/31/2015	$12.38416	$11.77568	4,428,306
01/01/2016 to 12/31/2016	$11.77568	$12.30311	5,115,774
01/01/2017 to 12/31/2017	$12.30311	$13.60970	5,435,676
01/01/2018 to 12/31/2018	$13.60970	$12.28244	4,345,473
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.90263	$9.79867	5,159,418
01/01/2010 to 12/31/2010	$9.79867	$10.94686	5,137,092
01/01/2011 to 12/31/2011	$10.94686	$10.76756	3,694,717
01/01/2012 to 12/31/2012	$10.76756	$12.02278	4,319,358
01/01/2013 to 12/31/2013	$12.02278	$13.76807	4,466,220
01/01/2014 to 12/31/2014	$13.76807	$14.35329	4,186,938
01/01/2015 to 12/31/2015	$14.35329	$14.21546	4,159,391
01/01/2016 to 12/31/2016	$14.21546	$14.95984	4,179,308
01/01/2017 to 12/31/2017	$14.95984	$17.18671	4,334,893
01/01/2018 to 12/31/2018	$17.18671	$15.89051	3,720,485
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99855	$11.62919	156
01/01/2014 to 12/31/2014	$11.62919	$12.93054	8,101
01/01/2015 to 12/31/2015	$12.93054	$12.92367	5,346
01/01/2016 to 12/31/2016	$12.92367	$14.05695	6,271
01/01/2017 to 12/31/2017	$14.05695	$16.86894	6,250
01/01/2018 to 12/31/2018	$16.86894	$15.22412	5,936
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.17558	$9.90390	9,195,019
01/01/2010 to 12/31/2010	$9.90390	$10.92891	8,699,486
01/01/2011 to 12/31/2011	$10.92891	$10.60742	6,901,091
01/01/2012 to 12/31/2012	$10.60742	$11.72163	7,178,712
01/01/2013 to 12/31/2013	$11.72163	$13.54891	7,213,994
01/01/2014 to 12/31/2014	$13.54891	$14.17999	6,928,953
01/01/2015 to 12/31/2015	$14.17999	$13.99822	6,370,391
01/01/2016 to 12/31/2016	$13.99822	$14.62010	6,091,878
01/01/2017 to 12/31/2017	$14.62010	$16.50613	5,967,029
01/01/2018 to 12/31/2018	$16.50613	$15.41559	5,002,157
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99855	$9.16071	186,720
01/01/2012 to 12/31/2012	$9.16071	$10.07084	329,722
01/01/2013 to 12/31/2013	$10.07084	$10.96850	394,788
01/01/2014 to 12/31/2014	$10.96850	$11.30407	406,475
01/01/2015 to 12/31/2015	$11.30407	$10.77295	361,094
01/01/2016 to 12/31/2016	$10.77295	$11.32163	337,401
01/01/2017 to 12/31/2017	$11.32163	$12.52694	389,330
01/01/2018 to 12/31/2018	$12.52694	$11.65698	287,604

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.89652	$11.80100	1,339,103
01/01/2010 to 12/31/2010	$11.80100	$12.04650	1,296,102
01/01/2011 to 12/31/2011	$12.04650	$12.10217	1,090,180
01/01/2012 to 12/31/2012	$12.10217	$12.44836	906,164
01/01/2013 to 12/31/2013	$12.44836	$11.96463	703,101
01/01/2014 to 12/31/2014	$11.96463	$11.74380	547,508
01/01/2015 to 12/31/2015	$11.74380	$11.59403	857,210
01/01/2016 to 12/31/2016	$11.59403	$11.57816	799,501
01/01/2017 to 12/31/2017	$11.57816	$11.57019	750,772
01/01/2018 to 12/31/2018	$11.57019	$11.45132	578,536
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.38371	$13.03290	6,477,063
01/01/2010 to 12/31/2010	$13.03290	$13.79312	5,823,131
01/01/2011 to 12/31/2011	$13.79312	$13.98276	4,380,484
01/01/2012 to 12/31/2012	$13.98276	$15.01832	4,925,654
01/01/2013 to 12/31/2013	$15.01832	$14.48445	3,565,817
01/01/2014 to 12/31/2014	$14.48445	$14.83306	3,009,945
01/01/2015 to 12/31/2015	$14.83306	$14.26635	2,576,957
01/01/2016 to 12/31/2016	$14.26635	$14.60989	2,307,541
01/01/2017 to 12/31/2017	$14.60989	$14.98099	2,274,153
01/01/2018 to 12/31/2018	$14.98099	$14.62034	1,767,182
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.53137	$11.56714	0
01/01/2010 to 12/31/2010	$11.56714	$12.63591	0
01/01/2011 to 12/31/2011	$12.63591	$14.10092	16,280
01/01/2012 to 12/31/2012	$14.10092	$14.64582	12,769
01/01/2013 to 12/31/2013	$14.64582	$13.93731	65,213
01/01/2014 to 12/31/2014	$13.93731	$14.05806	48,805
01/01/2015 to 12/31/2015	$14.05806	$13.92400	61,391
01/01/2016 to 12/31/2016	$13.92400	$13.90087	0
01/01/2017 to 12/31/2017	$13.90087	$13.75552	33,942
01/01/2018 to 12/31/2018	$13.75552	$13.61626	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.60294	$11.42890	0
01/01/2010 to 12/31/2010	$11.42890	$12.50461	0
01/01/2011 to 12/31/2011	$12.50461	$14.24847	0
01/01/2012 to 12/31/2012	$14.24847	$14.81902	6,636
01/01/2013 to 12/31/2013	$14.81902	$13.85626	14,495
01/01/2014 to 12/31/2014	$13.85626	$14.19429	14,774
01/01/2015 to 12/31/2015	$14.19429	$14.09528	14,214
01/01/2016 to 12/31/2016	$14.09528	$14.04946	18,351
01/01/2017 to 12/31/2017	$14.04946	$13.90909	7,968
01/01/2018 to 12/31/2018	$13.90909	$13.74198	35,458
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99903	$8.79336	0
01/01/2010 to 12/31/2010	$8.79336	$9.66280	3,398
01/01/2011 to 12/31/2011	$9.66280	$11.26692	0
01/01/2012 to 12/31/2012	$11.26692	$11.76908	0
01/01/2013 to 12/31/2013	$11.76908	$10.80965	16,844
01/01/2014 to 12/31/2014	$10.80965	$11.27460	10,653
01/01/2015 to 12/31/2015	$11.27460	$11.24644	20,182
01/01/2016 to 12/31/2016	$11.24644	$11.26611	23,126
01/01/2017 to 12/31/2017	$11.26611	$11.16747	6,719
01/01/2018 to 12/31/2018	$11.16747	$11.00306	8,226

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99807	$11.01382	7,539
01/01/2011 to 12/31/2011	$11.01382	$13.01813	17,990
01/01/2012 to 12/31/2012	$13.01813	$13.65902	13,667
01/01/2013 to 12/31/2013	$13.65902	$12.48048	0
01/01/2014 to 12/31/2014	$12.48048	$13.20393	18,265
01/01/2015 to 12/31/2015	$13.20393	$13.20422	31,983
01/01/2016 to 12/31/2016	$13.20422	$13.23741	26,402
01/01/2017 to 12/31/2017	$13.23741	$13.21187	22,977
01/01/2018 to 12/31/2018	$13.21187	$12.98823	18,681
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99855	$12.02655	25,532
01/01/2012 to 12/31/2012	$12.02655	$12.50667	28,286
01/01/2013 to 12/31/2013	$12.50667	$11.09033	0
01/01/2014 to 12/31/2014	$11.09033	$12.02605	0
01/01/2015 to 12/31/2015	$12.02605	$12.06336	6,251
01/01/2016 to 12/31/2016	$12.06336	$12.06912	25,744
01/01/2017 to 12/31/2017	$12.06912	$12.04449	2,179
01/01/2018 to 12/31/2018	$12.04449	$11.81508	7,386
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99807	$10.40427	2,207
01/01/2013 to 12/31/2013	$10.40427	$9.17959	88,547
01/01/2014 to 12/31/2014	$9.17959	$10.15710	52,160
01/01/2015 to 12/31/2015	$10.15710	$10.24960	37,491
01/01/2016 to 12/31/2016	$10.24960	$10.26297	7,143
01/01/2017 to 12/31/2017	$10.26297	$10.25483	0
01/01/2018 to 12/31/2018	$10.25483	$10.04793	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99903	$8.75399	7,589
01/01/2014 to 12/31/2014	$8.75399	$9.85574	17,205
01/01/2015 to 12/31/2015	$9.85574	$9.95833	0
01/01/2016 to 12/31/2016	$9.95833	$9.97090	0
01/01/2017 to 12/31/2017	$9.97090	$9.96165	21,955
01/01/2018 to 12/31/2018	$9.96165	$9.72336	27,330
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99903	$11.30862	0
01/01/2015 to 12/31/2015	$11.30862	$11.33279	46,453
01/01/2016 to 12/31/2016	$11.33279	$11.41003	12,131
01/01/2017 to 12/31/2017	$11.41003	$11.41597	9,262
01/01/2018 to 12/31/2018	$11.41597	$11.13272	13,933
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99903	$9.94290	7,437
01/01/2016 to 12/31/2016	$9.94290	$9.97214	33,756
01/01/2017 to 12/31/2017	$9.97214	$10.03527	20,710
01/01/2018 to 12/31/2018	$10.03527	$9.75608	77,424
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99807	$9.88450	12,840
01/01/2017 to 12/31/2017	$9.88450	$9.97270	0
01/01/2018 to 12/31/2018	$9.97270	$9.67388	29,970
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99807	$10.04167	0
01/01/2018 to 12/31/2018	$10.04167	$9.66224	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99807	$9.66686	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.70127	$9.48306	9,649,337
01/01/2010 to 12/31/2010	$9.48306	$10.56341	9,541,918
01/01/2011 to 12/31/2011	$10.56341	$10.12691	6,564,135
01/01/2012 to 12/31/2012	$10.12691	$11.31486	7,253,930
01/01/2013 to 12/31/2013	$11.31486	$13.63820	8,307,070
01/01/2014 to 12/31/2014	$13.63820	$14.33687	8,547,398
01/01/2015 to 12/31/2015	$14.33687	$14.16113	9,055,976
01/01/2016 to 12/31/2016	$14.16113	$14.86507	10,531,864
01/01/2017 to 12/31/2017	$14.86507	$17.21852	11,826,324
01/01/2018 to 12/31/2018	$17.21852	$15.86384	10,463,119
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99855	$11.65291	31,689
01/01/2014 to 12/31/2014	$11.65291	$13.00714	77,924
01/01/2015 to 12/31/2015	$13.00714	$12.32303	59,576
01/01/2016 to 12/31/2016	$12.32303	$13.91121	159,813
01/01/2017 to 12/31/2017	$13.91121	$16.18384	149,332
01/01/2018 to 12/31/2018	$16.18384	$15.14147	104,115
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.37953	$18.63864	105,825
01/01/2010 to 12/31/2010	$18.63864	$23.56687	111,924
01/01/2011 to 12/31/2011	$23.56687	$24.68110	97,984
01/01/2012 to 12/31/2012	$24.68110	$27.97033	103,989
01/01/2013 to 12/31/2013	$27.97033	$28.34178	114,992
01/01/2014 to 12/31/2014	$28.34178	$36.45418	117,778
01/01/2015 to 12/31/2015	$36.45418	$37.55126	105,608
01/01/2016 to 12/31/2016	$37.55126	$38.67216	99,555
01/01/2017 to 12/31/2017	$38.67216	$40.37022	92,571
01/01/2018 to 12/31/2018	$40.37022	$37.77416	69,768
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.25724	$8.83094	4,794,825
01/01/2010 to 12/31/2010	$8.83094	$9.92266	4,948,687
01/01/2011 to 12/31/2011	$9.92266	$9.60257	3,579,527
01/01/2012 to 12/31/2012	$9.60257	$10.43766	4,166,207
01/01/2013 to 12/31/2013	$10.43766	$11.76870	3,954,033
01/01/2014 to 12/31/2014	$11.76870	$11.92722	3,548,387
01/01/2015 to 12/31/2015	$11.92722	$11.83453	3,314,206
01/01/2016 to 12/31/2016	$11.83453	$12.12241	3,455,101
01/01/2017 to 12/31/2017	$12.12241	$13.87279	3,458,948
01/01/2018 to 12/31/2018	$13.87279	$12.57314	2,715,627
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.11070	$8.11100	118,446
01/01/2010 to 12/31/2010	$8.11100	$9.57883	151,468
01/01/2011 to 12/31/2011	$9.57883	$8.93719	88,211
01/01/2012 to 12/31/2012	$8.93719	$11.13416	113,541
01/01/2013 to 12/31/2013	$11.13416	$11.41493	120,665
01/01/2014 to 12/31/2014	$11.41493	$12.77679	124,541
01/01/2015 to 12/31/2015	$12.77679	$12.54197	95,667
01/01/2016 to 12/31/2016	$12.54197	$12.43328	78,979
01/01/2017 to 12/31/2017	$12.43328	$13.54615	87,874
01/01/2018 to 12/31/2018	$13.54615	$12.68106	64,019

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.96176	$11.66551	621,602
01/01/2010 to 12/31/2010	$11.66551	$12.93832	632,157
01/01/2011 to 12/31/2011	$12.93832	$12.01056	436,847
01/01/2012 to 12/31/2012	$12.01056	$14.12073	404,667
01/01/2013 to 12/31/2013	$14.12073	$18.52731	518,331
01/01/2014 to 12/31/2014	$18.52731	$20.59363	488,701
01/01/2015 to 12/31/2015	$20.59363	$19.29826	1,070,573
01/01/2016 to 12/31/2016	$19.29826	$21.14972	942,844
01/01/2017 to 12/31/2017	$21.14972	$22.80598	879,258
01/01/2018 to 12/31/2018	$22.80598	$20.49420	755,407
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$10.70164	$16.51748	253,562
01/01/2010 to 12/31/2010	$16.51748	$19.44585	254,558
01/01/2011 to 12/31/2011	$19.44585	$18.53715	155,235
01/01/2012 to 12/31/2012	$18.53715	$21.78458	158,856
01/01/2013 to 12/31/2013	$21.78458	$28.29346	227,835
01/01/2014 to 12/31/2014	$28.29346	$31.00280	190,945
01/01/2015 to 12/31/2015	$31.00280	$28.72842	378,605
01/01/2016 to 12/31/2016	$28.72842	$28.69095	307,315
01/01/2017 to 12/31/2017	$28.69095	$35.82719	288,979
01/01/2018 to 12/31/2018	$35.82719	$33.66610	225,445
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.57253	$9.17971	2,696,442
01/01/2010 to 12/31/2010	$9.17971	$10.06507	2,606,302
01/01/2011 to 12/31/2011	$10.06507	$9.83904	2,336,688
01/01/2012 to 12/31/2012	$9.83904	$10.64584	2,364,544
01/01/2013 to 12/31/2013	$10.64584	$11.48677	2,165,383
01/01/2014 to 12/31/2014	$11.48677	$11.74187	1,933,669
01/01/2015 to 12/31/2015	$11.74187	$11.43142	1,810,382
01/01/2016 to 12/31/2016	$11.43142	$11.82219	1,514,534
01/01/2017 to 12/31/2017	$11.82219	$13.04258	1,539,086
01/01/2018 to 12/31/2018	$13.04258	$11.90876	1,105,668
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$13.19017	$16.43866	121,815
01/01/2010 to 12/31/2010	$16.43866	$20.47422	129,429
01/01/2011 to 12/31/2011	$20.47422	$20.37828	104,405
01/01/2012 to 12/31/2012	$20.37828	$23.16251	115,043
01/01/2013 to 12/31/2013	$23.16251	$31.59005	157,388
01/01/2014 to 12/31/2014	$31.59005	$33.27127	133,833
01/01/2015 to 12/31/2015	$33.27127	$30.89292	110,086
01/01/2016 to 12/31/2016	$30.89292	$37.73307	98,235
01/01/2017 to 12/31/2017	$37.73307	$41.59308	99,635
01/01/2018 to 12/31/2018	$41.59308	$35.11413	78,766
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.53555	$10.37644	6,589,463
01/01/2010 to 12/31/2010	$10.37644	$10.19747	3,952,695
01/01/2011 to 12/31/2011	$10.19747	$10.02162	3,134,616
01/01/2012 to 12/31/2012	$10.02162	$9.84639	2,455,891
01/01/2013 to 12/31/2013	$9.84639	$9.67421	1,802,602
01/01/2014 to 12/31/2014	$9.67421	$9.50498	1,296,519
01/01/2015 to 12/31/2015	$9.50498	$9.33860	1,151,161
01/01/2016 to 12/31/2016	$9.33860	$9.17554	841,993
01/01/2017 to 12/31/2017	$9.17554	$9.04623	749,560
01/01/2018 to 12/31/2018	$9.04623	$9.00255	809,235

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$10.61811	$14.14141	428,488
01/01/2010 to 12/31/2010	$14.14141	$15.76963	372,390
01/01/2011 to 12/31/2011	$15.76963	$15.98574	364,824
01/01/2012 to 12/31/2012	$15.98574	$17.88465	373,793
01/01/2013 to 12/31/2013	$17.88465	$18.83343	284,857
01/01/2014 to 12/31/2014	$18.83343	$18.97716	193,814
01/01/2015 to 12/31/2015	$18.97716	$17.98062	124,285
01/01/2016 to 12/31/2016	$17.98062	$20.38674	136,303
01/01/2017 to 12/31/2017	$20.38674	$21.52750	96,141
01/01/2018 to 12/31/2018	$21.52750	$20.72868	62,505
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.82659	$10.35751	346,012
01/01/2010 to 12/31/2010	$10.35751	$11.51542	329,940
01/01/2011 to 12/31/2011	$11.51542	$10.84080	425,797
01/01/2012 to 12/31/2012	$10.84080	$12.44941	310,531
01/01/2013 to 12/31/2013	$12.44941	$17.10723	379,818
01/01/2014 to 12/31/2014	$17.10723	$19.11836	413,328
01/01/2015 to 12/31/2015	$19.11836	$17.31194	275,746
01/01/2016 to 12/31/2016	$17.31194	$20.39212	279,784
01/01/2017 to 12/31/2017	$20.39212	$23.88169	292,993
01/01/2018 to 12/31/2018	$23.88169	$20.14111	261,865
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$11.88335	$15.79563	487,491
01/01/2010 to 12/31/2010	$15.79563	$17.76929	425,028
01/01/2011 to 12/31/2011	$17.76929	$15.20229	278,398
01/01/2012 to 12/31/2012	$15.20229	$17.97783	225,134
01/01/2013 to 12/31/2013	$17.97783	$21.02934	314,013
01/01/2014 to 12/31/2014	$21.02934	$19.51986	326,012
01/01/2015 to 12/31/2015	$19.51986	$19.78207	473,313
01/01/2016 to 12/31/2016	$19.78207	$18.70224	457,159
01/01/2017 to 12/31/2017	$18.70224	$24.88572	398,555
01/01/2018 to 12/31/2018	$24.88572	$21.18863	357,085
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.64816	$17.49898	230,878
01/01/2010 to 12/31/2010	$17.49898	$19.09827	223,400
01/01/2011 to 12/31/2011	$19.09827	$16.40960	166,971
01/01/2012 to 12/31/2012	$16.40960	$18.81076	154,255
01/01/2013 to 12/31/2013	$18.81076	$22.07952	154,201
01/01/2014 to 12/31/2014	$22.07952	$20.23887	152,233
01/01/2015 to 12/31/2015	$20.23887	$20.04716	141,426
01/01/2016 to 12/31/2016	$20.04716	$19.81148	140,840
01/01/2017 to 12/31/2017	$19.81148	$23.90642	143,641
01/01/2018 to 12/31/2018	$23.90642	$19.69597	122,316
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.72236	$11.72550	3,153,640
01/01/2010 to 12/31/2010	$11.72550	$12.76581	1,201,858
01/01/2011 to 12/31/2011	$12.76581	$14.10366	12,727,050
01/01/2012 to 12/31/2012	$14.10366	$15.15930	6,086,607
01/01/2013 to 12/31/2013	$15.15930	$14.41998	3,120,079
01/01/2014 to 12/31/2014	$14.41998	$15.12106	2,872,842
01/01/2015 to 12/31/2015	$15.12106	$15.03075	6,043,619
01/01/2016 to 12/31/2016	$15.03075	$15.38918	6,788,255
01/01/2017 to 12/31/2017	$15.38918	$15.77259	4,429,180
01/01/2018 to 12/31/2018	$15.77259	$15.45376	10,008,722

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.93629	$8.63217	2,307,480
01/01/2010 to 12/31/2010	$8.63217	$9.65296	2,099,781
01/01/2011 to 12/31/2011	$9.65296	$9.43023	1,614,883
01/01/2012 to 12/31/2012	$9.43023	$10.52347	1,676,781
01/01/2013 to 12/31/2013	$10.52347	$12.02268	1,947,729
01/01/2014 to 12/31/2014	$12.02268	$12.56407	1,729,141
01/01/2015 to 12/31/2015	$12.56407	$12.21485	1,553,113
01/01/2016 to 12/31/2016	$12.21485	$12.62766	1,344,530
01/01/2017 to 12/31/2017	$12.62766	$14.51108	1,335,429
01/01/2018 to 12/31/2018	$14.51108	$13.20485	1,028,840
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$11.97683	$15.98943	221,273
01/01/2010 to 12/31/2010	$15.98943	$16.83610	185,707
01/01/2011 to 12/31/2011	$16.83610	$15.02818	114,544
01/01/2012 to 12/31/2012	$15.02818	$17.99969	173,844
01/01/2013 to 12/31/2013	$17.99969	$20.40126	175,509
01/01/2014 to 12/31/2014	$20.40126	$18.76843	156,627
01/01/2015 to 12/31/2015	$18.76843	$17.92460	171,675
01/01/2016 to 12/31/2016	$17.92460	$17.95183	137,075
01/01/2017 to 12/31/2017	$17.95183	$22.86516	132,045
01/01/2018 to 12/31/2018	$22.86516	$18.53875	105,632
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$11.84642	$14.20207	5,395,477
01/01/2010 to 12/31/2010	$14.20207	$14.97484	4,994,247
01/01/2011 to 12/31/2011	$14.97484	$14.74746	3,977,587
01/01/2012 to 12/31/2012	$14.74746	$16.04225	3,829,637
01/01/2013 to 12/31/2013	$16.04225	$17.50043	3,462,249
01/01/2014 to 12/31/2014	$17.50043	$18.13108	3,177,278
01/01/2015 to 12/31/2015	$18.13108	$17.78125	2,824,592
01/01/2016 to 12/31/2016	$17.78125	$18.14126	2,384,308
01/01/2017 to 12/31/2017	$18.14126	$19.98884	2,262,013
01/01/2018 to 12/31/2018	$19.98884	$18.63046	1,739,410
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08394	$10.28925	791
01/01/2010 to 12/31/2010	$10.28925	$11.25323	753
01/01/2011 to 12/31/2011	$11.25323	$11.12979	4,670
01/01/2012 to 12/31/2012	$11.12979	$12.59544	18,242
01/01/2013 to 12/31/2013	$12.59544	$16.89137	9,071
01/01/2014 to 12/31/2014	$16.89137	$18.17306	7,488
01/01/2015 to 12/31/2015	$18.17306	$19.75381	6,345
01/01/2016 to 12/31/2016	$19.75381	$19.12458	3,338
01/01/2017 to 12/31/2017	$19.12458	$25.52350	902
01/01/2018 to 12/31/2018	$25.52350	$24.67047	421
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.67891	$12.33943	888,567
01/01/2010 to 12/31/2010	$12.33943	$14.51829	935,347
01/01/2011 to 12/31/2011	$14.51829	$14.13424	601,374
01/01/2012 to 12/31/2012	$14.13424	$15.58994	530,840
01/01/2013 to 12/31/2013	$15.58994	$20.92511	528,924
01/01/2014 to 12/31/2014	$20.92511	$22.73616	586,879
01/01/2015 to 12/31/2015	$22.73616	$24.58810	849,112
01/01/2016 to 12/31/2016	$24.58810	$25.50592	801,880
01/01/2017 to 12/31/2017	$25.50592	$33.32826	654,811
01/01/2018 to 12/31/2018	$33.32826	$31.86178	512,135

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$12.90276	$16.67123	102,445
01/01/2010 to 12/31/2010	$16.67123	$18.35279	118,460
01/01/2011 to 12/31/2011	$18.35279	$17.46724	117,512
01/01/2012 to 12/31/2012	$17.46724	$21.12163	124,134
01/01/2013 to 12/31/2013	$21.12163	$26.48669	154,845
01/01/2014 to 12/31/2014	$26.48669	$26.96790	125,007
01/01/2015 to 12/31/2015	$26.96790	$26.10762	149,136
01/01/2016 to 12/31/2016	$26.10762	$27.47602	123,010
01/01/2017 to 12/31/2017	$27.47602	$33.43249	144,725
01/01/2018 to 12/31/2018	$33.43249	$29.70658	123,621
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$9.90437	$12.09613	319,640
01/01/2010 to 12/31/2010	$12.09613	$13.40401	285,466
01/01/2011 to 12/31/2011	$13.40401	$13.09159	256,621
01/01/2012 to 12/31/2012	$13.09159	$15.05961	275,009
01/01/2013 to 12/31/2013	$15.05961	$20.22726	302,283
01/01/2014 to 12/31/2014	$20.22726	$21.60425	310,671
01/01/2015 to 12/31/2015	$21.60425	$22.76053	252,986
01/01/2016 to 12/31/2016	$22.76053	$22.79055	271,152
01/01/2017 to 12/31/2017	$22.79055	$29.26922	229,822
01/01/2018 to 12/31/2018	$29.26922	$29.37245	187,944
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99855	$10.19294	0
01/01/2013 to 12/31/2013	$10.19294	$13.47007	21,063
01/01/2014 to 12/31/2014	$13.47007	$14.58654	25,568
01/01/2015 to 12/31/2015	$14.58654	$14.22763	166,564
01/01/2016 to 12/31/2016	$14.22763	$15.85876	152,994
01/01/2017 to 12/31/2017	$15.85876	$18.28388	165,302
01/01/2018 to 12/31/2018	$18.28388	$16.13891	65,652
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.11211	$15.35507	175,659
01/01/2010 to 12/31/2010	$15.35507	$18.62218	179,576
01/01/2011 to 12/31/2011	$18.62218	$17.84214	124,275
01/01/2012 to 12/31/2012	$17.84214	$20.53196	124,963
01/01/2013 to 12/31/2013	$20.53196	$28.64693	168,627
01/01/2014 to 12/31/2014	$28.64693	$32.15645	158,533
01/01/2015 to 12/31/2015	$32.15645	$29.81278	177,875
01/01/2016 to 12/31/2016	$29.81278	$34.63206	193,618
01/01/2017 to 12/31/2017	$34.63206	$38.71972	181,114
01/01/2018 to 12/31/2018	$38.71972	$31.78356	153,490
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99855	$10.31667	463,129
01/01/2013 to 12/31/2013	$10.31667	$12.05335	472,377
01/01/2014 to 12/31/2014	$12.05335	$12.45104	452,235
01/01/2015 to 12/31/2015	$12.45104	$12.08130	486,795
01/01/2016 to 12/31/2016	$12.08130	$12.38336	452,038
01/01/2017 to 12/31/2017	$12.38336	$14.17395	457,856
01/01/2018 to 12/31/2018	$14.17395	$12.77230	399,178

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.57136	$9.11477	411,638
01/01/2010 to 12/31/2010	$9.11477	$10.94971	575,179
01/01/2011 to 12/31/2011	$10.94971	$8.57738	282,385
01/01/2012 to 12/31/2012	$8.57738	$9.93805	278,402
01/01/2013 to 12/31/2013	$9.93805	$9.78588	308,384
01/01/2014 to 12/31/2014	$9.78588	$9.16444	281,538
01/01/2015 to 12/31/2015	$9.16444	$7.49785	208,673
01/01/2016 to 12/31/2016	$7.49785	$8.27755	168,029
01/01/2017 to 12/31/2017	$8.27755	$10.27833	190,421
01/01/2018 to 12/31/2018	$10.27833	$8.67908	137,029
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.99506	$10.60857	8,876,053
01/01/2010 to 12/31/2010	$10.60857	$11.52492	8,285,111
01/01/2011 to 12/31/2011	$11.52492	$11.43633	9,292,075
01/01/2012 to 12/31/2012	$11.43633	$12.40155	7,824,702
01/01/2013 to 12/31/2013	$12.40155	$13.30696	6,555,353
01/01/2014 to 12/31/2014	$13.30696	$13.82909	5,989,981
01/01/2015 to 12/31/2015	$13.82909	$13.60662	5,625,965
01/01/2016 to 12/31/2016	$13.60662	$14.10775	5,238,577
01/01/2017 to 12/31/2017	$14.10775	$15.26565	5,151,954
01/01/2018 to 12/31/2018	$15.26565	$14.57123	4,152,293
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01847	$10.06887	68,332
01/01/2012 to 12/31/2012	$10.06887	$10.59579	127,200
01/01/2013 to 12/31/2013	$10.59579	$10.16961	131,237
01/01/2014 to 12/31/2014	$10.16961	$10.59719	254,998
01/01/2015 to 12/31/2015	$10.59719	$10.38389	282,766
01/01/2016 to 12/31/2016	$10.38389	$10.63198	236,361
01/01/2017 to 12/31/2017	$10.63198	$11.03886	262,174
01/01/2018 to 12/31/2018	$11.03886	$10.75653	276,572
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.67797	$8.26542	8,102,750
01/01/2010 to 12/31/2010	$8.26542	$9.66542	8,008,178
01/01/2011 to 12/31/2011	$9.66542	$8.90649	5,066,553
01/01/2012 to 12/31/2012	$8.90649	$9.88102	5,946,493
01/01/2013 to 12/31/2013	$9.88102	$11.36096	5,941,905
01/01/2014 to 12/31/2014	$11.36096	$12.18883	5,862,480
01/01/2015 to 12/31/2015	$12.18883	$11.90215	8,135,066
01/01/2016 to 12/31/2016	$11.90215	$12.87482	8,091,611
01/01/2017 to 12/31/2017	$12.87482	$14.68642	10,986,199
01/01/2018 to 12/31/2018	$14.68642	$13.33208	8,500,409
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99855	$11.66876	0
01/01/2014 to 12/31/2014	$11.66876	$13.21199	0
01/01/2015 to 12/31/2015	$13.21199	$13.18105	1,258
01/01/2016 to 12/31/2016	$13.18105	$14.35667	2,859
01/01/2017 to 12/31/2017	$14.35667	$17.12655	3,647
01/01/2018 to 12/31/2018	$17.12655	$15.62197	5,270

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$9.01259	$10.78726	83,441
01/01/2010 to 12/31/2010	$10.78726	$12.19354	93,648
01/01/2011 to 12/31/2011	$12.19354	$12.39470	80,817
01/01/2012 to 12/31/2012	$12.39470	$14.46745	119,164
01/01/2013 to 12/31/2013	$14.46745	$18.82386	96,916
01/01/2014 to 12/31/2014	$18.82386	$21.67803	132,779
01/01/2015 to 12/31/2015	$21.67803	$21.95449	128,612
01/01/2016 to 12/31/2016	$21.95449	$24.77356	122,940
01/01/2017 to 12/31/2017	$24.77356	$29.75736	102,896
01/01/2018 to 12/31/2018	$29.75736	$26.83159	71,013
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99855	$8.89388	34,097
01/01/2012 to 12/31/2012	$8.89388	$9.88784	34,416
01/01/2013 to 12/31/2013	$9.88784	$11.89068	807
01/01/2014 to 12/31/2014	$11.89068	$12.44210	1,920
01/01/2015 to 12/31/2015	$12.44210	$12.24277	17,419
01/01/2016 to 12/31/2016	$12.24277	$12.78960	22,923
01/01/2017 to 12/31/2017	$12.78960	$14.85220	29,060
01/01/2018 to 12/31/2018	$14.85220	$13.63837	43,295
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.14463	$8.66143	3,303,858
01/01/2010 to 12/31/2010	$8.66143	$9.52404	3,744,133
01/01/2011 to 12/31/2011	$9.52404	$9.18770	2,822,961
01/01/2012 to 12/31/2012	$9.18770	$9.95484	3,000,554
01/01/2013 to 12/31/2013	$9.95484	$10.99734	2,844,187
01/01/2014 to 12/31/2014	$10.99734	$11.36017	2,575,009
01/01/2015 to 12/31/2015	$11.36017	$11.14282	2,487,132
01/01/2016 to 12/31/2016	$11.14282	$11.47536	2,059,418
01/01/2017 to 12/31/2017	$11.47536	$13.10531	1,838,246
01/01/2018 to 12/31/2018	$13.10531	$11.85723	1,388,173
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$14.21676	$18.53020	232,311
01/01/2010 to 12/31/2010	$18.53020	$24.13141	246,378
01/01/2011 to 12/31/2011	$24.13141	$20.60086	210,184
01/01/2012 to 12/31/2012	$20.60086	$24.30271	191,077
01/01/2013 to 12/31/2013	$24.30271	$33.62227	181,082
01/01/2014 to 12/31/2014	$33.62227	$34.66609	186,288
01/01/2015 to 12/31/2015	$34.66609	$34.51405	195,786
01/01/2016 to 12/31/2016	$34.51405	$36.52219	171,551
01/01/2017 to 12/31/2017	$36.52219	$45.82130	142,243
01/01/2018 to 12/31/2018	$45.82130	$40.13360	123,030
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.17198	$12.06704	124,179
01/01/2010 to 12/31/2010	$12.06704	$16.17360	260,929
01/01/2011 to 12/31/2011	$16.17360	$15.73532	118,967
01/01/2012 to 12/31/2012	$15.73532	$17.34188	165,254
01/01/2013 to 12/31/2013	$17.34188	$23.03153	236,534
01/01/2014 to 12/31/2014	$23.03153	$23.49266	202,822
01/01/2015 to 12/31/2015	$23.49266	$23.26285	176,556
01/01/2016 to 12/31/2016	$23.26285	$25.61690	149,980
01/01/2017 to 12/31/2017	$25.61690	$31.18938	143,451
01/01/2018 to 12/31/2018	$31.18938	$28.06548	101,407

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.17853	$15.19615	346,090
01/01/2010 to 12/31/2010	$15.19615	$18.81140	370,330
01/01/2011 to 12/31/2011	$18.81140	$17.37801	308,621
01/01/2012 to 12/31/2012	$17.37801	$20.17416	230,213
01/01/2013 to 12/31/2013	$20.17416	$27.23459	221,981
01/01/2014 to 12/31/2014	$27.23459	$28.16759	202,133
01/01/2015 to 12/31/2015	$28.16759	$26.48183	259,454
01/01/2016 to 12/31/2016	$26.48183	$33.61805	242,656
01/01/2017 to 12/31/2017	$33.61805	$35.45812	225,326
01/01/2018 to 12/31/2018	$35.45812	$28.88615	198,835
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$11.45688	$13.97352	3,003,586
01/01/2010 to 12/31/2010	$13.97352	$15.31268	3,463,609
01/01/2011 to 12/31/2011	$15.31268	$15.34357	2,695,482
01/01/2012 to 12/31/2012	$15.34357	$17.10929	3,129,497
01/01/2013 to 12/31/2013	$17.10929	$19.63957	3,355,844
01/01/2014 to 12/31/2014	$19.63957	$20.43046	3,188,704
01/01/2015 to 12/31/2015	$20.43046	$20.08131	3,663,572
01/01/2016 to 12/31/2016	$20.08131	$21.21916	3,400,347
01/01/2017 to 12/31/2017	$21.21916	$24.06103	3,533,446
01/01/2018 to 12/31/2018	$24.06103	$22.37848	2,969,586
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.69687	$13.10516	634,431
01/01/2010 to 12/31/2010	$13.10516	$14.91170	621,392
01/01/2011 to 12/31/2011	$14.91170	$14.40278	510,390
01/01/2012 to 12/31/2012	$14.40278	$16.63850	618,330
01/01/2013 to 12/31/2013	$16.63850	$23.54463	659,574
01/01/2014 to 12/31/2014	$23.54463	$25.06310	663,743
01/01/2015 to 12/31/2015	$25.06310	$26.98428	604,358
01/01/2016 to 12/31/2016	$26.98428	$27.22845	492,792
01/01/2017 to 12/31/2017	$27.22845	$36.88909	463,047
01/01/2018 to 12/31/2018	$36.88909	$37.64132	348,611
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.33587	$13.17114	292,701
01/01/2010 to 12/31/2010	$13.17114	$14.55081	285,605
01/01/2011 to 12/31/2011	$14.55081	$14.22615	245,098
01/01/2012 to 12/31/2012	$14.22615	$15.85005	280,404
01/01/2013 to 12/31/2013	$15.85005	$20.96545	214,589
01/01/2014 to 12/31/2014	$20.96545	$20.91949	156,711
01/01/2015 to 12/31/2015	$20.91949	$19.30705	139,425
01/01/2016 to 12/31/2016	$19.30705	$20.13234	137,737
01/01/2017 to 12/31/2017	$20.13234	$23.05522	141,739
01/01/2018 to 12/31/2018	$23.05522	$20.45014	124,021
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$17.60103	$25.82705	303,259
01/01/2010 to 12/31/2010	$25.82705	$30.56553	357,381
01/01/2011 to 12/31/2011	$30.56553	$25.55121	250,885
01/01/2012 to 12/31/2012	$25.55121	$26.01136	225,332
01/01/2013 to 12/31/2013	$26.01136	$29.48688	171,665
01/01/2014 to 12/31/2014	$29.48688	$26.54854	181,973
01/01/2015 to 12/31/2015	$26.54854	$21.06185	146,095
01/01/2016 to 12/31/2016	$21.06185	$25.78798	131,094
01/01/2017 to 12/31/2017	$25.78798	$27.94932	91,022
01/01/2018 to 12/31/2018	$27.94932	$22.88481	58,665

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$12.35144	$13.60559	510,891
01/01/2010 to 12/31/2010	$13.60559	$14.13536	404,389
01/01/2011 to 12/31/2011	$14.13536	$14.46120	331,623
01/01/2012 to 12/31/2012	$14.46120	$14.95031	336,636
01/01/2013 to 12/31/2013	$14.95031	$14.13730	282,751
01/01/2014 to 12/31/2014	$14.13730	$13.96722	264,758
01/01/2015 to 12/31/2015	$13.96722	$13.08906	365,212
01/01/2016 to 12/31/2016	$13.08906	$13.42092	330,342
01/01/2017 to 12/31/2017	$13.42092	$13.45584	328,437
01/01/2018 to 12/31/2018	$13.45584	$13.48335	257,699
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.83813	$14.78929	131,073
01/01/2010 to 12/31/2010	$14.78929	$17.96107	245,356
01/01/2011 to 12/31/2011	$17.96107	$17.03811	194,504
01/01/2012 to 12/31/2012	$17.03811	$19.82140	208,652
01/01/2013 to 12/31/2013	$19.82140	$25.78743	167,490
01/01/2014 to 12/31/2014	$25.78743	$29.12877	144,781
01/01/2015 to 12/31/2015	$29.12877	$26.72763	91,045
01/01/2016 to 12/31/2016	$26.72763	$29.93629	78,055
01/01/2017 to 12/31/2017	$29.93629	$34.86421	75,827
01/01/2018 to 12/31/2018	$34.86421	$28.59041	52,413
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.92967	$8.74433	627,433
01/01/2010 to 12/31/2010	$8.74433	$9.84876	494,408
01/01/2011 to 12/31/2011	$9.84876	$9.34222	549,724
01/01/2012 to 12/31/2012	$9.34222	$10.18879	573,378
01/01/2013 to 12/31/2013	$10.18879	$12.06299	1,015,167
01/01/2014 to 12/31/2014	$12.06299	$12.50429	870,202
01/01/2015 to 12/31/2015	$12.50429	$12.20777	795,843
01/01/2016 to 12/31/2016	$12.20777	$12.77729	715,823
01/01/2017 to 12/31/2017	$12.77729	$14.26080	594,553
01/01/2018 to 12/31/2018	$14.26080	$13.30971	424,779
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.29274	$10.19194	1,709,734
01/01/2010 to 12/31/2010	$10.19194	$10.79447	1,705,804
01/01/2011 to 12/31/2011	$10.79447	$11.24484	1,440,916
01/01/2012 to 12/31/2012	$11.24484	$11.91529	1,487,081
01/01/2013 to 12/31/2013	$11.91529	$11.53200	1,542,429
01/01/2014 to 12/31/2014	$11.53200	$12.14561	1,616,819
01/01/2015 to 12/31/2015	$12.14561	$12.08055	1,462,502
01/01/2016 to 12/31/2016	$12.08055	$12.48079	1,362,398
01/01/2017 to 12/31/2017	$12.48079	$13.03652	1,443,900
01/01/2018 to 12/31/2018	$13.03652	$12.51722	1,663,779
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99295	$9.11548	22,541
01/01/2012 to 12/31/2012	$9.11548	$10.63260	19,661
01/01/2013 to 12/31/2013	$10.63260	$13.68889	19,004
01/01/2014 to 12/31/2014	$13.68889	$15.17470	15,796
01/01/2015 to 12/31/2015	$15.17470	$15.21723	13,055
01/01/2016 to 12/31/2016	$15.21723	$17.16652	10,497
01/01/2017 to 12/31/2017	$17.16652	$18.31331	11,898
01/01/2018 to 12/31/2018	$18.31331	$16.62830	8,908

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$10.68993	$13.40964	22,802
01/01/2010 to 12/31/2010	$13.40964	$13.87243	21,332
01/01/2011 to 12/31/2011	$13.87243	$14.16855	20,251
01/01/2012 to 12/31/2012	$14.16855	$16.82915	13,718
01/01/2013 to 12/31/2013	$16.82915	$23.23838	21,230
01/01/2014 to 12/31/2014	$23.23838	$27.32266	22,948
01/01/2015 to 12/31/2015	$27.32266	$27.69355	9,230
01/01/2016 to 12/31/2016	$27.69355	$24.09151	6,781
01/01/2017 to 12/31/2017	$24.09151	$27.41752	6,249
01/01/2018 to 12/31/2018	$27.41752	$27.17861	4,454
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04990	$9.75916	4,386
01/01/2013 to 12/31/2013	$9.75916	$13.13761	2,175
01/01/2014 to 12/31/2014	$13.13761	$13.94508	11,038
01/01/2015 to 12/31/2015	$13.94508	$13.86633	12,670
01/01/2016 to 12/31/2016	$13.86633	$13.72723	12,127
01/01/2017 to 12/31/2017	$13.72723	$16.52135	10,303
01/01/2018 to 12/31/2018	$16.52135	$15.32428	11,158
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.21579	$9.61246	13,037
01/01/2010 to 12/31/2010	$9.61246	$11.45649	11,371
01/01/2011 to 12/31/2011	$11.45649	$10.68746	5,242
01/01/2012 to 12/31/2012	$10.68746	$11.68435	4,697
01/01/2013 to 12/31/2013	$11.68435	$14.36647	5,557
01/01/2014 to 12/31/2014	$14.36647	$15.67495	8,562
01/01/2015 to 12/31/2015	$15.67495	$16.45022	8,708
01/01/2016 to 12/31/2016	$16.45022	$16.04096	3,922
01/01/2017 to 12/31/2017	$16.04096	$21.29847	13,138
01/01/2018 to 12/31/2018	$21.29847	$20.82854	9,224
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12643	$9.72540	9,863
01/01/2017 to 12/31/2017	$9.72540	$13.48264	7,544
01/01/2018 to 12/31/2018	$13.48264	$10.89969	6,561
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.21137	$11.06463	19,932
01/01/2010 to 12/31/2010	$11.06463	$12.39391	11,182
01/01/2011 to 12/31/2011	$12.39391	$10.36103	557
01/01/2012 to 12/31/2012	$10.36103	$12.45935	451
01/01/2013 to 12/31/2013	$12.45935	$14.55106	121
01/01/2014 to 12/31/2014	$14.55106	$13.47935	12
01/01/2015 to 12/31/2015	$13.47935	$13.68929	0
01/01/2016 to 12/31/2016	$13.68929	$12.96849	0
01/01/2017 to 12/31/2017	$12.96849	$17.30569	0
01/01/2018 to 12/31/2018	$17.30569	$14.82293	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.87354	$14.35045	30,964
01/01/2011 to 12/31/2011	$14.35045	$12.29637	35,489
01/01/2012 to 12/31/2012	$12.29637	$13.73358	36,307
01/01/2013 to 12/31/2013	$13.73358	$16.18366	19,432
01/01/2014 to 12/31/2014	$16.18366	$15.05763	7,726
01/01/2015 to 12/31/2015	$15.05763	$15.13370	14,858
01/01/2016 to 12/31/2016	$15.13370	$15.35346	4,499
01/01/2017 to 12/31/2017	$15.35346	$18.83547	9,490
01/01/2018 to 12/31/2018	$18.83547	$15.38428	1,966
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.38740	$19.39668	31,133
01/01/2011 to 12/31/2011	$19.39668	$18.03681	33,795
01/01/2012 to 12/31/2012	$18.03681	$21.39882	31,280
01/01/2013 to 12/31/2013	$21.39882	$29.47979	18,601
01/01/2014 to 12/31/2014	$29.47979	$30.14783	4,136
01/01/2015 to 12/31/2015	$30.14783	$30.10044	1,030
01/01/2016 to 12/31/2016	$30.10044	$29.80179	897
01/01/2017 to 12/31/2017	$29.80179	$39.51650	1,040
01/01/2018 to 12/31/2018	$39.51650	$39.02249	874
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59324	$12.24268	54,823
01/01/2011 to 12/31/2011	$12.24268	$11.50642	42,833
01/01/2012 to 12/31/2012	$11.50642	$12.22155	10,081
01/01/2013 to 12/31/2013	$12.22155	$18.07846	4,391
01/01/2014 to 12/31/2014	$18.07846	$17.46465	2,194
01/01/2015 to 12/31/2015	$17.46465	$16.70685	1,501
01/01/2016 to 12/31/2016	$16.70685	$17.74542	4,353
01/01/2017 to 12/31/2017	$17.74542	$21.99327	2,479
01/01/2018 to 12/31/2018	$21.99327	$21.92477	6,375
*Denotes the start date of these sub-accounts

Advanced Series Cornerstone
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Spousal Lifetime Five (1.90%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.86679	$9.59708	14,463,581
01/01/2010 to 12/31/2010	$9.59708	$10.54121	11,979,057
01/01/2011 to 12/31/2011	$10.54121	$10.06634	7,908,770
01/01/2012 to 12/31/2012	$10.06634	$11.11575	7,770,695
01/01/2013 to 12/31/2013	$11.11575	$11.99222	6,988,823
01/01/2014 to 12/31/2014	$11.99222	$12.21360	5,430,096
01/01/2015 to 12/31/2015	$12.21360	$11.59582	3,918,456
01/01/2016 to 12/31/2016	$11.59582	$12.09671	2,865,335
01/01/2017 to 12/31/2017	$12.09671	$13.36096	2,401,078
01/01/2018 to 12/31/2018	$13.36096	$12.03948	1,395,003
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.86903	$9.74206	6,609,268
01/01/2010 to 12/31/2010	$9.74206	$10.86700	6,072,487
01/01/2011 to 12/31/2011	$10.86700	$10.67273	4,020,952
01/01/2012 to 12/31/2012	$10.67273	$11.89873	4,181,266
01/01/2013 to 12/31/2013	$11.89873	$13.60535	3,989,900
01/01/2014 to 12/31/2014	$13.60535	$14.16201	3,424,920
01/01/2015 to 12/31/2015	$14.16201	$14.00452	2,829,566
01/01/2016 to 12/31/2016	$14.00452	$14.71536	2,402,615
01/01/2017 to 12/31/2017	$14.71536	$16.88021	2,171,907
01/01/2018 to 12/31/2018	$16.88021	$15.58310	1,333,931
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.13727	$9.84240	12,578,640
01/01/2010 to 12/31/2010	$9.84240	$10.84442	10,206,458
01/01/2011 to 12/31/2011	$10.84442	$10.50943	6,583,634
01/01/2012 to 12/31/2012	$10.50943	$11.59556	6,921,821
01/01/2013 to 12/31/2013	$11.59556	$13.38272	6,631,006
01/01/2014 to 12/31/2014	$13.38272	$13.98473	5,609,030
01/01/2015 to 12/31/2015	$13.98473	$13.78432	4,525,087
01/01/2016 to 12/31/2016	$13.78432	$14.37457	3,719,730
01/01/2017 to 12/31/2017	$14.37457	$16.20424	3,128,669
01/01/2018 to 12/31/2018	$16.20424	$15.11038	2,192,146
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99842	$9.15128	467,866
01/01/2012 to 12/31/2012	$9.15128	$10.04504	651,421
01/01/2013 to 12/31/2013	$10.04504	$10.92367	674,339
01/01/2014 to 12/31/2014	$10.92367	$11.24074	518,003
01/01/2015 to 12/31/2015	$11.24074	$10.69626	444,139
01/01/2016 to 12/31/2016	$10.69626	$11.22383	345,550
01/01/2017 to 12/31/2017	$11.22383	$12.39979	298,155
01/01/2018 to 12/31/2018	$12.39979	$11.52080	206,938

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.79522	$11.67355	9,706,559
01/01/2010 to 12/31/2010	$11.67355	$11.89827	6,476,153
01/01/2011 to 12/31/2011	$11.89827	$11.93492	3,945,089
01/01/2012 to 12/31/2012	$11.93492	$12.25761	3,747,740
01/01/2013 to 12/31/2013	$12.25761	$11.76334	3,291,066
01/01/2014 to 12/31/2014	$11.76334	$11.52848	2,274,072
01/01/2015 to 12/31/2015	$11.52848	$11.36413	1,480,773
01/01/2016 to 12/31/2016	$11.36413	$11.33090	1,113,516
01/01/2017 to 12/31/2017	$11.33090	$11.30549	1,054,523
01/01/2018 to 12/31/2018	$11.30549	$11.17201	855,071
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.27779	$12.89197	10,257,815
01/01/2010 to 12/31/2010	$12.89197	$13.62321	8,706,380
01/01/2011 to 12/31/2011	$13.62321	$13.78958	5,328,814
01/01/2012 to 12/31/2012	$13.78958	$14.78828	5,350,745
01/01/2013 to 12/31/2013	$14.78828	$14.24082	3,994,967
01/01/2014 to 12/31/2014	$14.24082	$14.56142	2,756,189
01/01/2015 to 12/31/2015	$14.56142	$13.98366	2,012,621
01/01/2016 to 12/31/2016	$13.98366	$14.29845	1,415,120
01/01/2017 to 12/31/2017	$14.29845	$14.63929	1,220,812
01/01/2018 to 12/31/2018	$14.63929	$14.26492	903,890
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99895	$8.77992	0
01/01/2010 to 12/31/2010	$8.77992	$9.63325	0
01/01/2011 to 12/31/2011	$9.63325	$11.21550	0
01/01/2012 to 12/31/2012	$11.21550	$11.69747	0
01/01/2013 to 12/31/2013	$11.69747	$10.72759	0
01/01/2014 to 12/31/2014	$10.72759	$11.17195	0
01/01/2015 to 12/31/2015	$11.17195	$11.12698	0
01/01/2016 to 12/31/2016	$11.12698	$11.12949	0
01/01/2017 to 12/31/2017	$11.12949	$11.01525	0
01/01/2018 to 12/31/2018	$11.01525	$10.83622	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.66494	$9.42392	19,005,047
01/01/2010 to 12/31/2010	$9.42392	$10.48149	14,233,361
01/01/2011 to 12/31/2011	$10.48149	$10.03311	8,170,145
01/01/2012 to 12/31/2012	$10.03311	$11.19298	8,804,452
01/01/2013 to 12/31/2013	$11.19298	$13.47080	9,283,453
01/01/2014 to 12/31/2014	$13.47080	$14.13929	8,128,130
01/01/2015 to 12/31/2015	$14.13929	$13.94463	6,978,558
01/01/2016 to 12/31/2016	$13.94463	$14.61546	5,754,253
01/01/2017 to 12/31/2017	$14.61546	$16.90360	5,232,380
01/01/2018 to 12/31/2018	$16.90360	$15.54979	3,188,288
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99842	$11.63768	36,154
01/01/2014 to 12/31/2014	$11.63768	$12.97041	90,371
01/01/2015 to 12/31/2015	$12.97041	$12.26956	40,763
01/01/2016 to 12/31/2016	$12.26956	$13.82976	118,689
01/01/2017 to 12/31/2017	$13.82976	$16.06461	93,625
01/01/2018 to 12/31/2018	$16.06461	$15.00682	44,987

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.24557	$18.43675	608,819
01/01/2010 to 12/31/2010	$18.43675	$23.27609	512,414
01/01/2011 to 12/31/2011	$23.27609	$24.33937	235,353
01/01/2012 to 12/31/2012	$24.33937	$27.54086	235,540
01/01/2013 to 12/31/2013	$27.54086	$27.86420	206,174
01/01/2014 to 12/31/2014	$27.86420	$35.78529	192,847
01/01/2015 to 12/31/2015	$35.78529	$36.80601	124,265
01/01/2016 to 12/31/2016	$36.80601	$37.84707	107,705
01/01/2017 to 12/31/2017	$37.84707	$39.44876	102,669
01/01/2018 to 12/31/2018	$39.44876	$36.85534	62,121
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.22630	$8.77980	6,315,685
01/01/2010 to 12/31/2010	$8.77980	$9.85022	5,754,917
01/01/2011 to 12/31/2011	$9.85022	$9.51796	3,704,169
01/01/2012 to 12/31/2012	$9.51796	$10.32982	3,876,960
01/01/2013 to 12/31/2013	$10.32982	$11.62943	3,656,804
01/01/2014 to 12/31/2014	$11.62943	$11.76798	3,006,176
01/01/2015 to 12/31/2015	$11.76798	$11.65878	2,523,965
01/01/2016 to 12/31/2016	$11.65878	$11.92422	2,058,651
01/01/2017 to 12/31/2017	$11.92422	$13.62522	1,850,565
01/01/2018 to 12/31/2018	$13.62522	$12.32974	1,096,575
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10647	$8.09309	144,868
01/01/2010 to 12/31/2010	$8.09309	$9.54311	136,521
01/01/2011 to 12/31/2011	$9.54311	$8.89025	92,327
01/01/2012 to 12/31/2012	$8.89025	$11.05867	188,259
01/01/2013 to 12/31/2013	$11.05867	$11.32020	162,760
01/01/2014 to 12/31/2014	$11.32020	$12.65133	154,888
01/01/2015 to 12/31/2015	$12.65133	$12.39981	135,656
01/01/2016 to 12/31/2016	$12.39981	$12.27357	63,445
01/01/2017 to 12/31/2017	$12.27357	$13.35180	62,145
01/01/2018 to 12/31/2018	$13.35180	$12.48001	50,110
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.86890	$11.53927	9,326,038
01/01/2010 to 12/31/2010	$11.53927	$12.77881	6,998,680
01/01/2011 to 12/31/2011	$12.77881	$11.84441	3,277,745
01/01/2012 to 12/31/2012	$11.84441	$13.90426	3,174,914
01/01/2013 to 12/31/2013	$13.90426	$18.21540	2,760,364
01/01/2014 to 12/31/2014	$18.21540	$20.21598	1,750,771
01/01/2015 to 12/31/2015	$20.21598	$18.91552	1,401,134
01/01/2016 to 12/31/2016	$18.91552	$20.69868	1,101,847
01/01/2017 to 12/31/2017	$20.69868	$22.28573	1,058,515
01/01/2018 to 12/31/2018	$22.28573	$19.99586	802,544
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$10.60190	$16.33854	1,836,792
01/01/2010 to 12/31/2010	$16.33854	$19.20592	1,199,578
01/01/2011 to 12/31/2011	$19.20592	$18.28055	516,180
01/01/2012 to 12/31/2012	$18.28055	$21.45017	505,518
01/01/2013 to 12/31/2013	$21.45017	$27.81671	514,046
01/01/2014 to 12/31/2014	$27.81671	$30.43387	354,830
01/01/2015 to 12/31/2015	$30.43387	$28.15819	393,677
01/01/2016 to 12/31/2016	$28.15819	$28.07868	289,803
01/01/2017 to 12/31/2017	$28.07868	$35.00934	233,017
01/01/2018 to 12/31/2018	$35.00934	$32.84713	164,397

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.55952	$9.15003	2,253,800
01/01/2010 to 12/31/2010	$9.15003	$10.01738	2,198,784
01/01/2011 to 12/31/2011	$10.01738	$9.77744	1,593,260
01/01/2012 to 12/31/2012	$9.77744	$10.56305	1,792,450
01/01/2013 to 12/31/2013	$10.56305	$11.38005	1,443,596
01/01/2014 to 12/31/2014	$11.38005	$11.61502	1,076,426
01/01/2015 to 12/31/2015	$11.61502	$11.29073	769,927
01/01/2016 to 12/31/2016	$11.29073	$11.65888	646,195
01/01/2017 to 12/31/2017	$11.65888	$12.84286	576,955
01/01/2018 to 12/31/2018	$12.84286	$11.70834	361,378
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$13.06735	$16.26071	302,214
01/01/2010 to 12/31/2010	$16.26071	$20.22180	300,723
01/01/2011 to 12/31/2011	$20.22180	$20.09648	141,768
01/01/2012 to 12/31/2012	$20.09648	$22.80733	147,190
01/01/2013 to 12/31/2013	$22.80733	$31.05831	156,315
01/01/2014 to 12/31/2014	$31.05831	$32.66138	166,797
01/01/2015 to 12/31/2015	$32.66138	$30.28034	116,818
01/01/2016 to 12/31/2016	$30.28034	$36.92865	89,905
01/01/2017 to 12/31/2017	$36.92865	$40.64448	73,125
01/01/2018 to 12/31/2018	$40.64448	$34.26070	44,352
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.43767	$10.26441	53,398,654
01/01/2010 to 12/31/2010	$10.26441	$10.07186	22,860,112
01/01/2011 to 12/31/2011	$10.07186	$9.88296	14,451,090
01/01/2012 to 12/31/2012	$9.88296	$9.69565	12,836,983
01/01/2013 to 12/31/2013	$9.69565	$9.51146	8,587,995
01/01/2014 to 12/31/2014	$9.51146	$9.33077	5,836,235
01/01/2015 to 12/31/2015	$9.33077	$9.15349	4,351,613
01/01/2016 to 12/31/2016	$9.15349	$8.98008	3,457,863
01/01/2017 to 12/31/2017	$8.98008	$8.83997	2,111,819
01/01/2018 to 12/31/2018	$8.83997	$8.78382	1,578,952
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$10.51927	$13.98829	2,187,551
01/01/2010 to 12/31/2010	$13.98829	$15.57512	1,822,975
01/01/2011 to 12/31/2011	$15.57512	$15.76450	1,332,047
01/01/2012 to 12/31/2012	$15.76450	$17.61019	1,315,319
01/01/2013 to 12/31/2013	$17.61019	$18.51604	874,891
01/01/2014 to 12/31/2014	$18.51604	$18.62886	457,370
01/01/2015 to 12/31/2015	$18.62886	$17.62363	318,279
01/01/2016 to 12/31/2016	$17.62363	$19.95146	262,216
01/01/2017 to 12/31/2017	$19.95146	$21.03580	196,410
01/01/2018 to 12/31/2018	$21.03580	$20.22413	125,298
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.74439	$10.24535	1,270,505
01/01/2010 to 12/31/2010	$10.24535	$11.37335	929,620
01/01/2011 to 12/31/2011	$11.37335	$10.69080	467,092
01/01/2012 to 12/31/2012	$10.69080	$12.25840	472,202
01/01/2013 to 12/31/2013	$12.25840	$16.81913	598,631
01/01/2014 to 12/31/2014	$16.81913	$18.76780	504,825
01/01/2015 to 12/31/2015	$18.76780	$16.96847	310,533
01/01/2016 to 12/31/2016	$16.96847	$19.95731	234,517
01/01/2017 to 12/31/2017	$19.95731	$23.33694	175,860
01/01/2018 to 12/31/2018	$23.33694	$19.65153	162,165

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$11.77265	$15.62464	4,557,297
01/01/2010 to 12/31/2010	$15.62464	$17.54999	3,251,694
01/01/2011 to 12/31/2011	$17.54999	$14.99175	1,512,624
01/01/2012 to 12/31/2012	$14.99175	$17.70181	1,436,397
01/01/2013 to 12/31/2013	$17.70181	$20.67486	1,426,725
01/01/2014 to 12/31/2014	$20.67486	$19.16150	1,000,376
01/01/2015 to 12/31/2015	$19.16150	$19.38922	603,053
01/01/2016 to 12/31/2016	$19.38922	$18.30293	522,969
01/01/2017 to 12/31/2017	$18.30293	$24.31733	444,516
01/01/2018 to 12/31/2018	$24.31733	$20.67291	366,253
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.52112	$17.30968	702,587
01/01/2010 to 12/31/2010	$17.30968	$18.86297	458,110
01/01/2011 to 12/31/2011	$18.86297	$16.18274	222,180
01/01/2012 to 12/31/2012	$16.18274	$18.52239	226,039
01/01/2013 to 12/31/2013	$18.52239	$21.70787	254,128
01/01/2014 to 12/31/2014	$21.70787	$19.86779	227,722
01/01/2015 to 12/31/2015	$19.86779	$19.64956	169,797
01/01/2016 to 12/31/2016	$19.64956	$19.38894	116,479
01/01/2017 to 12/31/2017	$19.38894	$23.36096	101,317
01/01/2018 to 12/31/2018	$23.36096	$19.21697	70,545
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.70704	$11.69096	5,092,409
01/01/2010 to 12/31/2010	$11.69096	$12.70879	2,342,766
01/01/2011 to 12/31/2011	$12.70879	$14.01936	10,709,989
01/01/2012 to 12/31/2012	$14.01936	$15.04558	5,652,714
01/01/2013 to 12/31/2013	$15.04558	$14.29010	2,279,181
01/01/2014 to 12/31/2014	$14.29010	$14.96195	1,979,323
01/01/2015 to 12/31/2015	$14.96195	$14.85000	4,202,361
01/01/2016 to 12/31/2016	$14.85000	$15.18095	4,684,852
01/01/2017 to 12/31/2017	$15.18095	$15.53542	2,706,927
01/01/2018 to 12/31/2018	$15.53542	$15.19804	4,370,659
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.92439	$8.60432	1,770,969
01/01/2010 to 12/31/2010	$8.60432	$9.60720	1,853,130
01/01/2011 to 12/31/2011	$9.60720	$9.37122	1,130,059
01/01/2012 to 12/31/2012	$9.37122	$10.44165	1,086,303
01/01/2013 to 12/31/2013	$10.44165	$11.91122	1,170,776
01/01/2014 to 12/31/2014	$11.91122	$12.42856	1,133,846
01/01/2015 to 12/31/2015	$12.42856	$12.06471	1,024,011
01/01/2016 to 12/31/2016	$12.06471	$12.45343	768,603
01/01/2017 to 12/31/2017	$12.45343	$14.28905	622,642
01/01/2018 to 12/31/2018	$14.28905	$12.98288	385,835
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$11.86533	$15.81653	1,088,419
01/01/2010 to 12/31/2010	$15.81653	$16.62873	754,417
01/01/2011 to 12/31/2011	$16.62873	$14.82050	455,543
01/01/2012 to 12/31/2012	$14.82050	$17.72391	433,132
01/01/2013 to 12/31/2013	$17.72391	$20.05808	373,288
01/01/2014 to 12/31/2014	$20.05808	$18.42445	264,965
01/01/2015 to 12/31/2015	$18.42445	$17.56921	212,453
01/01/2016 to 12/31/2016	$17.56921	$17.56909	174,190
01/01/2017 to 12/31/2017	$17.56909	$22.34365	148,360
01/01/2018 to 12/31/2018	$22.34365	$18.08806	111,829

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$11.73610	$14.04824	4,201,539
01/01/2010 to 12/31/2010	$14.04824	$14.79010	3,774,526
01/01/2011 to 12/31/2011	$14.79010	$14.54332	2,478,160
01/01/2012 to 12/31/2012	$14.54332	$15.79599	2,505,973
01/01/2013 to 12/31/2013	$15.79599	$17.20544	2,392,545
01/01/2014 to 12/31/2014	$17.20544	$17.79816	1,942,378
01/01/2015 to 12/31/2015	$17.79816	$17.42813	1,689,336
01/01/2016 to 12/31/2016	$17.42813	$17.75400	1,281,235
01/01/2017 to 12/31/2017	$17.75400	$19.53244	1,079,516
01/01/2018 to 12/31/2018	$19.53244	$18.17721	608,424
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08381	$10.28718	11,476
01/01/2010 to 12/31/2010	$10.28718	$11.23382	39,108
01/01/2011 to 12/31/2011	$11.23382	$11.09370	45,177
01/01/2012 to 12/31/2012	$11.09370	$12.53538	82,848
01/01/2013 to 12/31/2013	$12.53538	$16.78516	86,792
01/01/2014 to 12/31/2014	$16.78516	$18.03129	115,640
01/01/2015 to 12/31/2015	$18.03129	$19.56984	95,355
01/01/2016 to 12/31/2016	$19.56984	$18.91767	44,471
01/01/2017 to 12/31/2017	$18.91767	$25.20894	38,807
01/01/2018 to 12/31/2018	$25.20894	$24.32895	40,559
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.58878	$12.20594	9,898,808
01/01/2010 to 12/31/2010	$12.20594	$14.33917	7,065,215
01/01/2011 to 12/31/2011	$14.33917	$13.93858	3,146,426
01/01/2012 to 12/31/2012	$13.93858	$15.35054	3,080,177
01/01/2013 to 12/31/2013	$15.35054	$20.57226	2,626,178
01/01/2014 to 12/31/2014	$20.57226	$22.31869	1,803,257
01/01/2015 to 12/31/2015	$22.31869	$24.09988	1,120,483
01/01/2016 to 12/31/2016	$24.09988	$24.96138	910,730
01/01/2017 to 12/31/2017	$24.96138	$32.56709	712,331
01/01/2018 to 12/31/2018	$32.56709	$31.08636	524,468
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$12.78263	$16.49076	431,702
01/01/2010 to 12/31/2010	$16.49076	$18.12642	408,161
01/01/2011 to 12/31/2011	$18.12642	$17.22557	265,817
01/01/2012 to 12/31/2012	$17.22557	$20.79752	278,539
01/01/2013 to 12/31/2013	$20.79752	$26.04056	263,515
01/01/2014 to 12/31/2014	$26.04056	$26.47322	240,465
01/01/2015 to 12/31/2015	$26.47322	$25.58966	206,553
01/01/2016 to 12/31/2016	$25.58966	$26.88996	137,756
01/01/2017 to 12/31/2017	$26.88996	$32.66966	121,979
01/01/2018 to 12/31/2018	$32.66966	$28.98428	92,618
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$9.81230	$11.96540	1,222,987
01/01/2010 to 12/31/2010	$11.96540	$13.23871	948,496
01/01/2011 to 12/31/2011	$13.23871	$12.91038	532,298
01/01/2012 to 12/31/2012	$12.91038	$14.82849	524,356
01/01/2013 to 12/31/2013	$14.82849	$19.88649	385,617
01/01/2014 to 12/31/2014	$19.88649	$21.20790	303,849
01/01/2015 to 12/31/2015	$21.20790	$22.30903	184,574
01/01/2016 to 12/31/2016	$22.30903	$22.30449	150,573
01/01/2017 to 12/31/2017	$22.30449	$28.60150	122,429
01/01/2018 to 12/31/2018	$28.60150	$28.65833	85,050

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99843	$10.18715	0
01/01/2013 to 12/31/2013	$10.18715	$13.44187	35,186
01/01/2014 to 12/31/2014	$13.44187	$14.53393	58,000
01/01/2015 to 12/31/2015	$14.53393	$14.15468	103,723
01/01/2016 to 12/31/2016	$14.15468	$15.75350	95,509
01/01/2017 to 12/31/2017	$15.75350	$18.13481	93,277
01/01/2018 to 12/31/2018	$18.13481	$15.98283	42,327
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.00887	$15.18922	2,326,283
01/01/2010 to 12/31/2010	$15.18922	$18.39295	1,733,456
01/01/2011 to 12/31/2011	$18.39295	$17.59566	825,169
01/01/2012 to 12/31/2012	$17.59566	$20.21738	800,864
01/01/2013 to 12/31/2013	$20.21738	$28.16503	758,286
01/01/2014 to 12/31/2014	$28.16503	$31.56735	538,936
01/01/2015 to 12/31/2015	$31.56735	$29.22193	356,015
01/01/2016 to 12/31/2016	$29.22193	$33.89409	268,689
01/01/2017 to 12/31/2017	$33.89409	$37.83692	223,866
01/01/2018 to 12/31/2018	$37.83692	$31.01119	166,544
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99843	$10.30591	586,180
01/01/2013 to 12/31/2013	$10.30591	$12.02243	615,902
01/01/2014 to 12/31/2014	$12.02243	$12.40002	406,776
01/01/2015 to 12/31/2015	$12.40002	$12.01335	280,581
01/01/2016 to 12/31/2016	$12.01335	$12.29506	240,036
01/01/2017 to 12/31/2017	$12.29506	$14.05136	207,434
01/01/2018 to 12/31/2018	$14.05136	$12.64242	145,643
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56745	$9.09456	797,469
01/01/2010 to 12/31/2010	$9.09456	$10.90874	980,723
01/01/2011 to 12/31/2011	$10.90874	$8.53234	312,728
01/01/2012 to 12/31/2012	$8.53234	$9.87080	305,612
01/01/2013 to 12/31/2013	$9.87080	$9.70480	296,872
01/01/2014 to 12/31/2014	$9.70480	$9.07452	219,327
01/01/2015 to 12/31/2015	$9.07452	$7.41294	158,164
01/01/2016 to 12/31/2016	$7.41294	$8.17142	131,365
01/01/2017 to 12/31/2017	$8.17142	$10.13116	148,374
01/01/2018 to 12/31/2018	$10.13116	$8.54174	118,817
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.95275	$10.54252	9,644,662
01/01/2010 to 12/31/2010	$10.54252	$11.43570	8,283,737
01/01/2011 to 12/31/2011	$11.43570	$11.33056	6,052,545
01/01/2012 to 12/31/2012	$11.33056	$12.26806	6,075,309
01/01/2013 to 12/31/2013	$12.26806	$13.14361	4,709,560
01/01/2014 to 12/31/2014	$13.14361	$13.63857	3,895,690
01/01/2015 to 12/31/2015	$13.63857	$13.39866	3,259,683
01/01/2016 to 12/31/2016	$13.39866	$13.87085	2,705,465
01/01/2017 to 12/31/2017	$13.87085	$14.98656	2,496,956
01/01/2018 to 12/31/2018	$14.98656	$14.28280	1,614,706

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01834	$10.06623	31,164
01/01/2012 to 12/31/2012	$10.06623	$10.57685	120,118
01/01/2013 to 12/31/2013	$10.57685	$10.13596	75,527
01/01/2014 to 12/31/2014	$10.13596	$10.54611	200,307
01/01/2015 to 12/31/2015	$10.54611	$10.31799	233,932
01/01/2016 to 12/31/2016	$10.31799	$10.54843	196,224
01/01/2017 to 12/31/2017	$10.54843	$10.93540	173,969
01/01/2018 to 12/31/2018	$10.93540	$10.63925	210,555
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.64953	$8.21765	11,586,741
01/01/2010 to 12/31/2010	$8.21765	$9.59494	10,424,536
01/01/2011 to 12/31/2011	$9.59494	$8.82799	6,056,736
01/01/2012 to 12/31/2012	$8.82799	$9.77896	6,636,157
01/01/2013 to 12/31/2013	$9.77896	$11.22642	5,174,594
01/01/2014 to 12/31/2014	$11.22642	$12.02608	4,671,079
01/01/2015 to 12/31/2015	$12.02608	$11.72533	5,872,110
01/01/2016 to 12/31/2016	$11.72533	$12.66431	5,050,434
01/01/2017 to 12/31/2017	$12.66431	$14.42432	6,248,239
01/01/2018 to 12/31/2018	$14.42432	$13.07402	3,713,989
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$8.92880	$10.67068	731,656
01/01/2010 to 12/31/2010	$10.67068	$12.04334	574,473
01/01/2011 to 12/31/2011	$12.04334	$12.22331	392,036
01/01/2012 to 12/31/2012	$12.22331	$14.24559	363,906
01/01/2013 to 12/31/2013	$14.24559	$18.50679	307,188
01/01/2014 to 12/31/2014	$18.50679	$21.28040	275,608
01/01/2015 to 12/31/2015	$21.28040	$21.51891	188,891
01/01/2016 to 12/31/2016	$21.51891	$24.24513	148,282
01/01/2017 to 12/31/2017	$24.24513	$29.07825	103,492
01/01/2018 to 12/31/2018	$29.07825	$26.17897	65,884
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99842	$8.88478	4,694
01/01/2012 to 12/31/2012	$8.88478	$9.86246	8,784
01/01/2013 to 12/31/2013	$9.86246	$11.84221	14,120
01/01/2014 to 12/31/2014	$11.84221	$12.37240	17,695
01/01/2015 to 12/31/2015	$12.37240	$12.15561	11,416
01/01/2016 to 12/31/2016	$12.15561	$12.67909	10,320
01/01/2017 to 12/31/2017	$12.67909	$14.70144	16,137
01/01/2018 to 12/31/2018	$14.70144	$13.47923	4,518
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.13241	$8.63339	2,983,186
01/01/2010 to 12/31/2010	$8.63339	$9.47891	2,961,766
01/01/2011 to 12/31/2011	$9.47891	$9.13019	1,841,127
01/01/2012 to 12/31/2012	$9.13019	$9.87738	1,885,971
01/01/2013 to 12/31/2013	$9.87738	$10.89506	1,685,290
01/01/2014 to 12/31/2014	$10.89506	$11.23741	1,379,672
01/01/2015 to 12/31/2015	$11.23741	$11.00571	1,258,920
01/01/2016 to 12/31/2016	$11.00571	$11.31693	1,020,230
01/01/2017 to 12/31/2017	$11.31693	$12.90460	972,235
01/01/2018 to 12/31/2018	$12.90460	$11.65766	500,750

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$14.08436	$18.32965	1,908,786
01/01/2010 to 12/31/2010	$18.32965	$23.83387	1,310,855
01/01/2011 to 12/31/2011	$23.83387	$20.31586	619,637
01/01/2012 to 12/31/2012	$20.31586	$23.92987	575,209
01/01/2013 to 12/31/2013	$23.92987	$33.05610	488,595
01/01/2014 to 12/31/2014	$33.05610	$34.03039	326,579
01/01/2015 to 12/31/2015	$34.03039	$33.82942	212,711
01/01/2016 to 12/31/2016	$33.82942	$35.74320	169,978
01/01/2017 to 12/31/2017	$35.74320	$44.77587	137,560
01/01/2018 to 12/31/2018	$44.77587	$39.15779	105,127
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.08654	$11.93636	533,421
01/01/2010 to 12/31/2010	$11.93636	$15.97414	560,624
01/01/2011 to 12/31/2011	$15.97414	$15.51765	229,807
01/01/2012 to 12/31/2012	$15.51765	$17.07584	227,003
01/01/2013 to 12/31/2013	$17.07584	$22.64361	254,635
01/01/2014 to 12/31/2014	$22.64361	$23.06171	150,987
01/01/2015 to 12/31/2015	$23.06171	$22.80129	140,102
01/01/2016 to 12/31/2016	$22.80129	$25.07054	94,009
01/01/2017 to 12/31/2017	$25.07054	$30.47775	80,211
01/01/2018 to 12/31/2018	$30.47775	$27.38292	61,761
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.06539	$15.03194	3,254,841
01/01/2010 to 12/31/2010	$15.03194	$18.57980	2,239,354
01/01/2011 to 12/31/2011	$18.57980	$17.13791	1,034,413
01/01/2012 to 12/31/2012	$17.13791	$19.86500	977,952
01/01/2013 to 12/31/2013	$19.86500	$26.77639	841,571
01/01/2014 to 12/31/2014	$26.77639	$27.65151	555,469
01/01/2015 to 12/31/2015	$27.65151	$25.95709	359,832
01/01/2016 to 12/31/2016	$25.95709	$32.90175	259,335
01/01/2017 to 12/31/2017	$32.90175	$34.64980	225,112
01/01/2018 to 12/31/2018	$34.64980	$28.18429	176,461
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$11.35015	$13.82213	3,356,441
01/01/2010 to 12/31/2010	$13.82213	$15.12378	3,287,642
01/01/2011 to 12/31/2011	$15.12378	$15.13121	2,392,994
01/01/2012 to 12/31/2012	$15.13121	$16.84667	2,952,403
01/01/2013 to 12/31/2013	$16.84667	$19.30863	2,779,319
01/01/2014 to 12/31/2014	$19.30863	$20.05546	2,340,236
01/01/2015 to 12/31/2015	$20.05546	$19.68272	2,588,127
01/01/2016 to 12/31/2016	$19.68272	$20.76627	2,316,025
01/01/2017 to 12/31/2017	$20.76627	$23.51162	1,907,438
01/01/2018 to 12/31/2018	$23.51162	$21.83404	1,117,337
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.61592	$12.96346	2,116,603
01/01/2010 to 12/31/2010	$12.96346	$14.72792	1,463,744
01/01/2011 to 12/31/2011	$14.72792	$14.20354	705,514
01/01/2012 to 12/31/2012	$14.20354	$16.38318	719,092
01/01/2013 to 12/31/2013	$16.38318	$23.14801	790,692
01/01/2014 to 12/31/2014	$23.14801	$24.60341	601,191
01/01/2015 to 12/31/2015	$24.60341	$26.44903	542,339
01/01/2016 to 12/31/2016	$26.44903	$26.64780	338,969
01/01/2017 to 12/31/2017	$26.64780	$36.04747	307,802
01/01/2018 to 12/31/2018	$36.04747	$36.72606	219,374

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.23035	$13.02869	1,308,929
01/01/2010 to 12/31/2010	$13.02869	$14.37150	827,377
01/01/2011 to 12/31/2011	$14.37150	$14.02957	389,478
01/01/2012 to 12/31/2012	$14.02957	$15.60704	374,123
01/01/2013 to 12/31/2013	$15.60704	$20.61249	312,845
01/01/2014 to 12/31/2014	$20.61249	$20.53585	218,492
01/01/2015 to 12/31/2015	$20.53585	$18.92409	146,303
01/01/2016 to 12/31/2016	$18.92409	$19.70303	107,096
01/01/2017 to 12/31/2017	$19.70303	$22.52932	84,376
01/01/2018 to 12/31/2018	$22.52932	$19.95302	52,900
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$17.43712	$25.54745	1,010,081
01/01/2010 to 12/31/2010	$25.54745	$30.18855	765,030
01/01/2011 to 12/31/2011	$30.18855	$25.19761	406,424
01/01/2012 to 12/31/2012	$25.19761	$25.61209	335,676
01/01/2013 to 12/31/2013	$25.61209	$28.99000	260,892
01/01/2014 to 12/31/2014	$28.99000	$26.06130	215,002
01/01/2015 to 12/31/2015	$26.06130	$20.64367	157,665
01/01/2016 to 12/31/2016	$20.64367	$25.23758	124,254
01/01/2017 to 12/31/2017	$25.23758	$27.31118	96,736
01/01/2018 to 12/31/2018	$27.31118	$22.32795	62,512
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$12.23660	$13.45854	2,746,643
01/01/2010 to 12/31/2010	$13.45854	$13.96117	2,027,848
01/01/2011 to 12/31/2011	$13.96117	$14.26116	1,038,761
01/01/2012 to 12/31/2012	$14.26116	$14.72094	1,020,582
01/01/2013 to 12/31/2013	$14.72094	$13.89915	966,927
01/01/2014 to 12/31/2014	$13.89915	$13.71107	691,913
01/01/2015 to 12/31/2015	$13.71107	$12.82948	398,353
01/01/2016 to 12/31/2016	$12.82948	$13.13472	322,074
01/01/2017 to 12/31/2017	$13.13472	$13.14887	307,982
01/01/2018 to 12/31/2018	$13.14887	$13.15567	208,271
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.73729	$14.62934	269,317
01/01/2010 to 12/31/2010	$14.62934	$17.73966	373,327
01/01/2011 to 12/31/2011	$17.73966	$16.80248	177,897
01/01/2012 to 12/31/2012	$16.80248	$19.51741	193,813
01/01/2013 to 12/31/2013	$19.51741	$25.35324	177,689
01/01/2014 to 12/31/2014	$25.35324	$28.59472	142,803
01/01/2015 to 12/31/2015	$28.59472	$26.19760	84,217
01/01/2016 to 12/31/2016	$26.19760	$29.29784	69,199
01/01/2017 to 12/31/2017	$29.29784	$34.06892	49,049
01/01/2018 to 12/31/2018	$34.06892	$27.89532	29,139
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.89709	$8.68975	5,450,193
01/01/2010 to 12/31/2010	$8.68975	$9.77237	3,929,923
01/01/2011 to 12/31/2011	$9.77237	$9.25568	1,990,025
01/01/2012 to 12/31/2012	$9.25568	$10.07902	2,066,941
01/01/2013 to 12/31/2013	$10.07902	$11.91492	2,626,126
01/01/2014 to 12/31/2014	$11.91492	$12.33200	2,108,280
01/01/2015 to 12/31/2015	$12.33200	$12.02123	1,486,198
01/01/2016 to 12/31/2016	$12.02123	$12.56273	1,033,623
01/01/2017 to 12/31/2017	$12.56273	$14.00004	745,495
01/01/2018 to 12/31/2018	$14.00004	$13.04629	390,501

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.27671	$10.15893	1,245,052
01/01/2010 to 12/31/2010	$10.15893	$10.74307	1,455,140
01/01/2011 to 12/31/2011	$10.74307	$11.17421	1,431,689
01/01/2012 to 12/31/2012	$11.17421	$11.82248	1,628,650
01/01/2013 to 12/31/2013	$11.82248	$11.42468	1,316,330
01/01/2014 to 12/31/2014	$11.42468	$12.01422	1,334,165
01/01/2015 to 12/31/2015	$12.01422	$11.93173	1,207,548
01/01/2016 to 12/31/2016	$11.93173	$12.30837	971,194
01/01/2017 to 12/31/2017	$12.30837	$12.83673	831,418
01/01/2018 to 12/31/2018	$12.83673	$12.30647	1,008,070
Davis Value Portfolio
01/01/2009 to 12/31/2009	$10.22978	$13.16198	0
01/01/2010 to 12/31/2010	$13.16198	$14.56032	0
01/01/2011 to 12/31/2011	$14.56032	$13.68787	0
01/01/2012 to 12/31/2012	$13.68787	$15.18342	0
01/01/2013 to 12/31/2013	$15.18342	$19.87412	0
01/01/2014 to 12/31/2014	$19.87412	$20.67777	0
01/01/2015 to 12/31/2015	$20.67777	$20.60849	0
01/01/2016 to 12/31/2016	$20.60849	$22.62028	0
01/01/2017 to 12/31/2017	$22.62028	$27.21340	0
01/01/2018 to 12/31/2018	$27.21340	$23.06221	0
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99290	$9.10608	62,232
01/01/2012 to 12/31/2012	$9.10608	$10.60542	79,481
01/01/2013 to 12/31/2013	$10.60542	$13.63301	114,086
01/01/2014 to 12/31/2014	$13.63301	$15.08965	95,616
01/01/2015 to 12/31/2015	$15.08965	$15.10888	72,187
01/01/2016 to 12/31/2016	$15.10888	$17.01830	52,474
01/01/2017 to 12/31/2017	$17.01830	$18.12750	35,398
01/01/2018 to 12/31/2018	$18.12750	$16.43440	23,935
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$10.59048	$13.26447	147,445
01/01/2010 to 12/31/2010	$13.26447	$13.70138	216,159
01/01/2011 to 12/31/2011	$13.70138	$13.97256	94,482
01/01/2012 to 12/31/2012	$13.97256	$16.57093	93,362
01/01/2013 to 12/31/2013	$16.57093	$22.84690	94,105
01/01/2014 to 12/31/2014	$22.84690	$26.82130	82,580
01/01/2015 to 12/31/2015	$26.82130	$27.14400	57,099
01/01/2016 to 12/31/2016	$27.14400	$23.57747	26,149
01/01/2017 to 12/31/2017	$23.57747	$26.79168	18,151
01/01/2018 to 12/31/2018	$26.79168	$26.51757	13,918
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04985	$9.74897	52,823
01/01/2013 to 12/31/2013	$9.74897	$13.10386	54,370
01/01/2014 to 12/31/2014	$13.10386	$13.88803	37,106
01/01/2015 to 12/31/2015	$13.88803	$13.78848	29,364
01/01/2016 to 12/31/2016	$13.78848	$13.62934	23,901
01/01/2017 to 12/31/2017	$13.62934	$16.37860	21,057
01/01/2018 to 12/31/2018	$16.37860	$15.16853	13,610

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$8.56458	$13.22457	207
01/01/2010 to 12/31/2010	$13.22457	$15.73766	813
01/01/2011 to 12/31/2011	$15.73766	$14.65886	207
01/01/2012 to 12/31/2012	$14.65886	$16.00172	207
01/01/2013 to 12/31/2013	$16.00172	$19.64487	207
01/01/2014 to 12/31/2014	$19.64487	$21.40148	207
01/01/2015 to 12/31/2015	$21.40148	$22.42560	207
01/01/2016 to 12/31/2016	$22.42560	$21.83439	0
01/01/2017 to 12/31/2017	$21.83439	$28.94671	0
01/01/2018 to 12/31/2018	$28.94671	$28.26462	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12639	$9.71945	118,243
01/01/2017 to 12/31/2017	$9.71945	$13.45391	87,171
01/01/2018 to 12/31/2018	$13.45391	$10.85970	48,197
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.16042	$10.97934	84,048
01/01/2010 to 12/31/2010	$10.97934	$12.27968	60,908
01/01/2011 to 12/31/2011	$12.27968	$10.24985	34,000
01/01/2012 to 12/31/2012	$10.24985	$12.30676	37,664
01/01/2013 to 12/31/2013	$12.30676	$14.35102	31,424
01/01/2014 to 12/31/2014	$14.35102	$13.27373	18,938
01/01/2015 to 12/31/2015	$13.27373	$13.45996	10,699
01/01/2016 to 12/31/2016	$13.45996	$12.73181	8,956
01/01/2017 to 12/31/2017	$12.73181	$16.96399	12,006
01/01/2018 to 12/31/2018	$16.96399	$14.50790	6,632
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$14.37310	$17.35923	170,815
01/01/2011 to 12/31/2011	$17.35923	$14.85171	88,148
01/01/2012 to 12/31/2012	$14.85171	$16.56227	81,890
01/01/2013 to 12/31/2013	$16.56227	$19.48720	78,251
01/01/2014 to 12/31/2014	$19.48720	$18.10364	53,258
01/01/2015 to 12/31/2015	$18.10364	$18.16735	46,492
01/01/2016 to 12/31/2016	$18.16735	$18.40319	30,230
01/01/2017 to 12/31/2017	$18.40319	$22.54263	12,401
01/01/2018 to 12/31/2018	$22.54263	$18.38388	8,404
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.20854	$19.15774	78,728
01/01/2011 to 12/31/2011	$19.15774	$17.78749	132,209
01/01/2012 to 12/31/2012	$17.78749	$21.07078	52,086
01/01/2013 to 12/31/2013	$21.07078	$28.98366	61,715
01/01/2014 to 12/31/2014	$28.98366	$29.59524	69,324
01/01/2015 to 12/31/2015	$29.59524	$29.50362	60,458
01/01/2016 to 12/31/2016	$29.50362	$29.16655	13,693
01/01/2017 to 12/31/2017	$29.16655	$38.61544	8,624
01/01/2018 to 12/31/2018	$38.61544	$38.07419	6,645

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59320	$12.23405	200,784
01/01/2011 to 12/31/2011	$12.23405	$11.48093	107,662
01/01/2012 to 12/31/2012	$11.48093	$12.17598	99,872
01/01/2013 to 12/31/2013	$12.17598	$17.98351	99,173
01/01/2014 to 12/31/2014	$17.98351	$17.34637	68,321
01/01/2015 to 12/31/2015	$17.34637	$16.56830	44,491
01/01/2016 to 12/31/2016	$16.56830	$17.57150	35,794
01/01/2017 to 12/31/2017	$17.57150	$21.74456	19,455
01/01/2018 to 12/31/2018	$21.74456	$21.64350	13,537
*Denotes the start date of these sub-accounts

Advanced Series Cornerstone
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Combo 5%/HAV 80 bps (1.95%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02471	$12.22629	41,944
01/01/2010 to 12/31/2010	$12.22629	$13.42229	71,338
01/01/2011 to 12/31/2011	$13.42229	$12.81099	54,267
01/01/2012 to 12/31/2012	$12.81099	$14.13938	59,228
01/01/2013 to 12/31/2013	$14.13938	$15.24647	59,817
01/01/2014 to 12/31/2014	$15.24647	$15.52009	52,563
01/01/2015 to 12/31/2015	$15.52009	$14.72759	41,582
01/01/2016 to 12/31/2016	$14.72759	$15.35599	33,986
01/01/2017 to 12/31/2017	$15.35599	$16.95235	37,334
01/01/2018 to 12/31/2018	$16.95235	$15.26783	19,407
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$10.03705	$12.42340	8,291
01/01/2010 to 12/31/2010	$12.42340	$13.85077	35,764
01/01/2011 to 12/31/2011	$13.85077	$13.59635	25,082
01/01/2012 to 12/31/2012	$13.59635	$15.15047	29,391
01/01/2013 to 12/31/2013	$15.15047	$17.31462	31,110
01/01/2014 to 12/31/2014	$17.31462	$18.01400	32,607
01/01/2015 to 12/31/2015	$18.01400	$17.80457	33,855
01/01/2016 to 12/31/2016	$17.80457	$18.69882	29,081
01/01/2017 to 12/31/2017	$18.69882	$21.43872	23,024
01/01/2018 to 12/31/2018	$21.43872	$19.78124	12,465
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99838	$11.61303	0
01/01/2014 to 12/31/2014	$11.61303	$12.88612	0
01/01/2015 to 12/31/2015	$12.88612	$12.85300	0
01/01/2016 to 12/31/2016	$12.85300	$13.95181	0
01/01/2017 to 12/31/2017	$13.95181	$16.70876	0
01/01/2018 to 12/31/2018	$16.70876	$15.04865	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02353	$12.05089	31,537
01/01/2010 to 12/31/2010	$12.05089	$13.27108	74,417
01/01/2011 to 12/31/2011	$13.27108	$12.85458	70,646
01/01/2012 to 12/31/2012	$12.85458	$14.17592	91,225
01/01/2013 to 12/31/2013	$14.17592	$16.35253	91,419
01/01/2014 to 12/31/2014	$16.35253	$17.07931	89,581
01/01/2015 to 12/31/2015	$17.07931	$16.82602	87,205
01/01/2016 to 12/31/2016	$16.82602	$17.53777	83,988
01/01/2017 to 12/31/2017	$17.53777	$19.75998	41,894
01/01/2018 to 12/31/2018	$19.75998	$18.41662	34,680
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99838	$9.14815	0
01/01/2012 to 12/31/2012	$9.14815	$10.03646	0
01/01/2013 to 12/31/2013	$10.03646	$10.90887	1,660
01/01/2014 to 12/31/2014	$10.90887	$11.21978	1,678
01/01/2015 to 12/31/2015	$11.21978	$10.67092	1,701
01/01/2016 to 12/31/2016	$10.67092	$11.19160	1,535
01/01/2017 to 12/31/2017	$11.19160	$12.35800	1,436
01/01/2018 to 12/31/2018	$12.35800	$11.47605	1,343

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$9.99058	$10.49176	2,671
01/01/2010 to 12/31/2010	$10.49176	$10.68842	7,410
01/01/2011 to 12/31/2011	$10.68842	$10.71591	5,526
01/01/2012 to 12/31/2012	$10.71591	$10.99997	5,388
01/01/2013 to 12/31/2013	$10.99997	$10.55117	6,325
01/01/2014 to 12/31/2014	$10.55117	$10.33538	6,714
01/01/2015 to 12/31/2015	$10.33538	$10.18297	4,554
01/01/2016 to 12/31/2016	$10.18297	$10.14817	4,249
01/01/2017 to 12/31/2017	$10.14817	$10.12020	5,013
01/01/2018 to 12/31/2018	$10.12020	$9.99575	1,354
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$9.98245	$11.05951	25,224
01/01/2010 to 12/31/2010	$11.05951	$11.68078	148,670
01/01/2011 to 12/31/2011	$11.68078	$11.81747	75,032
01/01/2012 to 12/31/2012	$11.81747	$12.66686	65,478
01/01/2013 to 12/31/2013	$12.66686	$12.19173	88,042
01/01/2014 to 12/31/2014	$12.19173	$12.45978	53,988
01/01/2015 to 12/31/2015	$12.45978	$11.95929	43,537
01/01/2016 to 12/31/2016	$11.95929	$12.22233	41,442
01/01/2017 to 12/31/2017	$12.22233	$12.50731	49,700
01/01/2018 to 12/31/2018	$12.50731	$12.18127	34,311
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03883	$12.31998	126,489
01/01/2010 to 12/31/2010	$12.31998	$13.69561	188,688
01/01/2011 to 12/31/2011	$13.69561	$13.10313	133,880
01/01/2012 to 12/31/2012	$13.10313	$14.61032	150,422
01/01/2013 to 12/31/2013	$14.61032	$17.57459	166,411
01/01/2014 to 12/31/2014	$17.57459	$18.43731	160,742
01/01/2015 to 12/31/2015	$18.43731	$18.17424	116,693
01/01/2016 to 12/31/2016	$18.17424	$19.03894	99,930
01/01/2017 to 12/31/2017	$19.03894	$22.00851	81,966
01/01/2018 to 12/31/2018	$22.00851	$20.23534	59,374
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99838	$11.63263	0
01/01/2014 to 12/31/2014	$11.63263	$12.95816	0
01/01/2015 to 12/31/2015	$12.95816	$12.25169	804
01/01/2016 to 12/31/2016	$12.25169	$13.80263	0
01/01/2017 to 12/31/2017	$13.80263	$16.02504	0
01/01/2018 to 12/31/2018	$16.02504	$14.96220	0
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$9.61485	$14.52311	1,083
01/01/2010 to 12/31/2010	$14.52311	$18.32574	1,515
01/01/2011 to 12/31/2011	$18.32574	$19.15323	1,228
01/01/2012 to 12/31/2012	$19.15323	$21.66157	1,393
01/01/2013 to 12/31/2013	$21.66157	$21.90464	2,497
01/01/2014 to 12/31/2014	$21.90464	$28.11721	2,055
01/01/2015 to 12/31/2015	$28.11721	$28.90449	1,496
01/01/2016 to 12/31/2016	$28.90449	$29.70688	1,469
01/01/2017 to 12/31/2017	$29.70688	$30.94834	1,690
01/01/2018 to 12/31/2018	$30.94834	$28.89888	1,016

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$10.01320	$12.30683	22,973
01/01/2010 to 12/31/2010	$12.30683	$13.80007	29,668
01/01/2011 to 12/31/2011	$13.80007	$13.32777	35,453
01/01/2012 to 12/31/2012	$13.32777	$14.45728	41,258
01/01/2013 to 12/31/2013	$14.45728	$16.26780	43,279
01/01/2014 to 12/31/2014	$16.26780	$16.45330	41,251
01/01/2015 to 12/31/2015	$16.45330	$16.29226	38,240
01/01/2016 to 12/31/2016	$16.29226	$16.65472	34,182
01/01/2017 to 12/31/2017	$16.65472	$19.02085	32,659
01/01/2018 to 12/31/2018	$19.02085	$17.20362	28,912
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$9.85946	$13.94670	131
01/01/2010 to 12/31/2010	$13.94670	$16.43713	184
01/01/2011 to 12/31/2011	$16.43713	$15.30487	120
01/01/2012 to 12/31/2012	$15.30487	$19.02833	138
01/01/2013 to 12/31/2013	$19.02833	$19.46845	168
01/01/2014 to 12/31/2014	$19.46845	$21.74667	138
01/01/2015 to 12/31/2015	$21.74667	$21.30359	101
01/01/2016 to 12/31/2016	$21.30359	$21.07613	112
01/01/2017 to 12/31/2017	$21.07613	$22.91599	93
01/01/2018 to 12/31/2018	$22.91599	$21.40851	30
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.12467	$12.21442	217
01/01/2010 to 12/31/2010	$12.21442	$13.51962	2,265
01/01/2011 to 12/31/2011	$13.51962	$12.52476	1,376
01/01/2012 to 12/31/2012	$12.52476	$14.69537	1,620
01/01/2013 to 12/31/2013	$14.69537	$19.24208	1,828
01/01/2014 to 12/31/2014	$19.24208	$21.34463	1,703
01/01/2015 to 12/31/2015	$21.34463	$19.96128	3,966
01/01/2016 to 12/31/2016	$19.96128	$21.83194	3,889
01/01/2017 to 12/31/2017	$21.83194	$23.49383	4,251
01/01/2018 to 12/31/2018	$23.49383	$21.06912	4,073
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.05970	$13.49568	2,261
01/01/2010 to 12/31/2010	$13.49568	$15.85602	7,066
01/01/2011 to 12/31/2011	$15.85602	$15.08437	2,947
01/01/2012 to 12/31/2012	$15.08437	$17.69080	3,808
01/01/2013 to 12/31/2013	$17.69080	$22.92984	11,254
01/01/2014 to 12/31/2014	$22.92984	$25.07445	9,653
01/01/2015 to 12/31/2015	$25.07445	$23.18762	12,280
01/01/2016 to 12/31/2016	$23.18762	$23.11042	11,765
01/01/2017 to 12/31/2017	$23.11042	$28.80017	12,471
01/01/2018 to 12/31/2018	$28.80017	$27.00749	8,358
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$10.02471	$11.86900	11,285
01/01/2010 to 12/31/2010	$11.86900	$12.98738	16,746
01/01/2011 to 12/31/2011	$12.98738	$12.66996	14,946
01/01/2012 to 12/31/2012	$12.66996	$13.68095	12,158
01/01/2013 to 12/31/2013	$13.68095	$14.73156	12,730
01/01/2014 to 12/31/2014	$14.73156	$15.02805	11,713
01/01/2015 to 12/31/2015	$15.02805	$14.60102	10,938
01/01/2016 to 12/31/2016	$14.60102	$15.06946	9,816
01/01/2017 to 12/31/2017	$15.06946	$16.59135	9,662
01/01/2018 to 12/31/2018	$16.59135	$15.11800	8,794

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.95324	$12.76956	3,927
01/01/2010 to 12/31/2010	$12.76956	$15.87206	6,904
01/01/2011 to 12/31/2011	$15.87206	$15.76568	5,689
01/01/2012 to 12/31/2012	$15.76568	$17.88320	6,240
01/01/2013 to 12/31/2013	$17.88320	$24.34033	6,480
01/01/2014 to 12/31/2014	$24.34033	$25.58356	3,553
01/01/2015 to 12/31/2015	$25.58356	$23.70649	2,331
01/01/2016 to 12/31/2016	$23.70649	$28.89665	2,231
01/01/2017 to 12/31/2017	$28.89665	$31.78808	2,640
01/01/2018 to 12/31/2018	$31.78808	$26.78147	1,538
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$9.99968	$9.87526	4,531
01/01/2010 to 12/31/2010	$9.87526	$9.68515	4,531
01/01/2011 to 12/31/2011	$9.68515	$9.49874	0
01/01/2012 to 12/31/2012	$9.49874	$9.31426	4,835
01/01/2013 to 12/31/2013	$9.31426	$9.13262	4,835
01/01/2014 to 12/31/2014	$9.13262	$8.95447	1,107
01/01/2015 to 12/31/2015	$8.95447	$8.77980	1,107
01/01/2016 to 12/31/2016	$8.77980	$8.60903	4,569
01/01/2017 to 12/31/2017	$8.60903	$8.47051	5,139
01/01/2018 to 12/31/2018	$8.47051	$8.41238	5,157
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.01713	$12.52648	0
01/01/2010 to 12/31/2010	$12.52648	$13.94040	104
01/01/2011 to 12/31/2011	$13.94040	$14.10273	104
01/01/2012 to 12/31/2012	$14.10273	$15.74588	104
01/01/2013 to 12/31/2013	$15.74588	$16.54738	103
01/01/2014 to 12/31/2014	$16.54738	$16.63969	700
01/01/2015 to 12/31/2015	$16.63969	$15.73378	700
01/01/2016 to 12/31/2016	$15.73378	$17.80296	699
01/01/2017 to 12/31/2017	$17.80296	$18.76103	596
01/01/2018 to 12/31/2018	$18.76103	$18.02789	596
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.06268	$12.74351	425
01/01/2010 to 12/31/2010	$12.74351	$14.13934	423
01/01/2011 to 12/31/2011	$14.13934	$13.28398	210
01/01/2012 to 12/31/2012	$13.28398	$15.22405	290
01/01/2013 to 12/31/2013	$15.22405	$20.87752	306
01/01/2014 to 12/31/2014	$20.87752	$23.28447	223
01/01/2015 to 12/31/2015	$23.28447	$21.04141	128
01/01/2016 to 12/31/2016	$21.04141	$24.73505	189
01/01/2017 to 12/31/2017	$24.73505	$28.90906	305
01/01/2018 to 12/31/2018	$28.90906	$24.33111	918
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14325	$13.28198	1,244
01/01/2010 to 12/31/2010	$13.28198	$14.91119	2,290
01/01/2011 to 12/31/2011	$14.91119	$12.73124	1,311
01/01/2012 to 12/31/2012	$12.73124	$15.02494	1,710
01/01/2013 to 12/31/2013	$15.02494	$17.53943	1,887
01/01/2014 to 12/31/2014	$17.53943	$16.24725	1,810
01/01/2015 to 12/31/2015	$16.24725	$16.43191	1,282
01/01/2016 to 12/31/2016	$16.43191	$15.50345	1,415
01/01/2017 to 12/31/2017	$15.50345	$20.58748	1,340
01/01/2018 to 12/31/2018	$20.58748	$17.49305	1,015

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.11775	$13.11336	2,071
01/01/2010 to 12/31/2010	$13.11336	$14.28286	9,541
01/01/2011 to 12/31/2011	$14.28286	$12.24714	5,180
01/01/2012 to 12/31/2012	$12.24714	$14.01063	6,830
01/01/2013 to 12/31/2013	$14.01063	$16.41177	6,653
01/01/2014 to 12/31/2014	$16.41177	$15.01299	5,949
01/01/2015 to 12/31/2015	$15.01299	$14.84055	5,960
01/01/2016 to 12/31/2016	$14.84055	$14.63619	4,612
01/01/2017 to 12/31/2017	$14.63619	$17.62556	4,385
01/01/2018 to 12/31/2018	$17.62556	$14.49157	4,610
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$9.98133	$10.85475	0
01/01/2010 to 12/31/2010	$10.85475	$11.79374	0
01/01/2011 to 12/31/2011	$11.79374	$13.00333	275,569
01/01/2012 to 12/31/2012	$13.00333	$13.94808	124,450
01/01/2013 to 12/31/2013	$13.94808	$13.24078	28,160
01/01/2014 to 12/31/2014	$13.24078	$13.85624	36,730
01/01/2015 to 12/31/2015	$13.85624	$13.74550	114,531
01/01/2016 to 12/31/2016	$13.74550	$14.04476	125,729
01/01/2017 to 12/31/2017	$14.04476	$14.36552	39,024
01/01/2018 to 12/31/2018	$14.36552	$14.04636	164,559
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$10.04107	$12.25794	16,308
01/01/2010 to 12/31/2010	$12.25794	$13.67968	20,567
01/01/2011 to 12/31/2011	$13.67968	$13.33684	28,945
01/01/2012 to 12/31/2012	$13.33684	$14.85266	36,610
01/01/2013 to 12/31/2013	$14.85266	$16.93410	36,459
01/01/2014 to 12/31/2014	$16.93410	$17.66067	35,749
01/01/2015 to 12/31/2015	$17.66067	$17.13490	35,035
01/01/2016 to 12/31/2016	$17.13490	$17.67796	34,231
01/01/2017 to 12/31/2017	$17.67796	$20.27337	34,081
01/01/2018 to 12/31/2018	$20.27337	$18.41074	31,819
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$10.12741	$13.59991	8,493
01/01/2010 to 12/31/2010	$13.59991	$14.29101	15,164
01/01/2011 to 12/31/2011	$14.29101	$12.73051	11,775
01/01/2012 to 12/31/2012	$12.73051	$15.21669	12,862
01/01/2013 to 12/31/2013	$15.21669	$17.21193	16,488
01/01/2014 to 12/31/2014	$17.21193	$15.80202	17,020
01/01/2015 to 12/31/2015	$15.80202	$15.06086	12,986
01/01/2016 to 12/31/2016	$15.06086	$15.05312	12,492
01/01/2017 to 12/31/2017	$15.05312	$19.13432	14,455
01/01/2018 to 12/31/2018	$19.13432	$15.48204	10,184
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.07982	$11.67642	24,698
01/01/2010 to 12/31/2010	$11.67642	$12.28673	28,970
01/01/2011 to 12/31/2011	$12.28673	$12.07556	54,495
01/01/2012 to 12/31/2012	$12.07556	$13.10898	63,481
01/01/2013 to 12/31/2013	$13.10898	$14.27143	45,272
01/01/2014 to 12/31/2014	$14.27143	$14.75554	44,578
01/01/2015 to 12/31/2015	$14.75554	$14.44143	40,525
01/01/2016 to 12/31/2016	$14.44143	$14.70403	37,483
01/01/2017 to 12/31/2017	$14.70403	$16.16869	39,118
01/01/2018 to 12/31/2018	$16.16869	$15.03910	31,123

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08377	$10.28649	0
01/01/2010 to 12/31/2010	$10.28649	$11.22738	0
01/01/2011 to 12/31/2011	$11.22738	$11.08168	0
01/01/2012 to 12/31/2012	$11.08168	$12.51538	0
01/01/2013 to 12/31/2013	$12.51538	$16.74968	2,292
01/01/2014 to 12/31/2014	$16.74968	$17.98403	1,831
01/01/2015 to 12/31/2015	$17.98403	$19.50860	976
01/01/2016 to 12/31/2016	$19.50860	$18.84893	446
01/01/2017 to 12/31/2017	$18.84893	$25.10456	830
01/01/2018 to 12/31/2018	$25.10456	$24.21575	300
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00732	$12.72543	5,414
01/01/2010 to 12/31/2010	$12.72543	$14.94191	10,719
01/01/2011 to 12/31/2011	$14.94191	$14.51703	7,918
01/01/2012 to 12/31/2012	$14.51703	$15.97949	9,007
01/01/2013 to 12/31/2013	$15.97949	$21.40430	8,577
01/01/2014 to 12/31/2014	$21.40430	$23.20951	9,093
01/01/2015 to 12/31/2015	$23.20951	$25.04897	6,832
01/01/2016 to 12/31/2016	$25.04897	$25.93121	7,321
01/01/2017 to 12/31/2017	$25.93121	$33.81532	9,036
01/01/2018 to 12/31/2018	$33.81532	$32.26122	5,627
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.07245	$13.37644	0
01/01/2010 to 12/31/2010	$13.37644	$14.69580	0
01/01/2011 to 12/31/2011	$14.69580	$13.95829	0
01/01/2012 to 12/31/2012	$13.95829	$16.84406	0
01/01/2013 to 12/31/2013	$16.84406	$21.07973	1,189
01/01/2014 to 12/31/2014	$21.07973	$21.41909	1,252
01/01/2015 to 12/31/2015	$21.41909	$20.69362	959
01/01/2016 to 12/31/2016	$20.69362	$21.73417	742
01/01/2017 to 12/31/2017	$21.73417	$26.39224	1,117
01/01/2018 to 12/31/2018	$26.39224	$23.40291	511
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$10.02824	$12.16173	0
01/01/2010 to 12/31/2010	$12.16173	$13.44920	0
01/01/2011 to 12/31/2011	$13.44920	$13.10896	0
01/01/2012 to 12/31/2012	$13.10896	$15.04893	0
01/01/2013 to 12/31/2013	$15.04893	$20.17187	1,906
01/01/2014 to 12/31/2014	$20.17187	$21.50121	1,906
01/01/2015 to 12/31/2015	$21.50121	$22.60598	1,160
01/01/2016 to 12/31/2016	$22.60598	$22.58982	1,111
01/01/2017 to 12/31/2017	$22.58982	$28.95255	1,620
01/01/2018 to 12/31/2018	$28.95255	$28.99521	642
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99839	$10.18530	0
01/01/2013 to 12/31/2013	$10.18530	$13.43256	2,832
01/01/2014 to 12/31/2014	$13.43256	$14.51650	2,810
01/01/2015 to 12/31/2015	$14.51650	$14.13049	1,806
01/01/2016 to 12/31/2016	$14.13049	$15.71864	1,603
01/01/2017 to 12/31/2017	$15.71864	$18.08552	2,454
01/01/2018 to 12/31/2018	$18.08552	$15.93110	1,114

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13104	$13.72820	895
01/01/2010 to 12/31/2010	$13.72820	$16.61531	5,204
01/01/2011 to 12/31/2011	$16.61531	$15.88704	4,473
01/01/2012 to 12/31/2012	$15.88704	$18.24485	4,664
01/01/2013 to 12/31/2013	$18.24485	$25.40407	5,241
01/01/2014 to 12/31/2014	$25.40407	$28.45838	2,596
01/01/2015 to 12/31/2015	$28.45838	$26.33055	2,244
01/01/2016 to 12/31/2016	$26.33055	$30.52488	2,196
01/01/2017 to 12/31/2017	$30.52488	$34.05854	2,373
01/01/2018 to 12/31/2018	$34.05854	$27.90005	2,077
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99839	$10.30238	1,981
01/01/2013 to 12/31/2013	$10.30238	$12.01215	1,981
01/01/2014 to 12/31/2014	$12.01215	$12.38315	1,981
01/01/2015 to 12/31/2015	$12.38315	$11.99089	1,981
01/01/2016 to 12/31/2016	$11.99089	$12.26583	1,981
01/01/2017 to 12/31/2017	$12.26583	$14.01090	1,981
01/01/2018 to 12/31/2018	$14.01090	$12.59953	2,348
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$10.05441	$14.80792	6,239
01/01/2010 to 12/31/2010	$14.80792	$17.75288	10,601
01/01/2011 to 12/31/2011	$17.75288	$13.87843	7,207
01/01/2012 to 12/31/2012	$13.87843	$16.04715	9,377
01/01/2013 to 12/31/2013	$16.04715	$15.76937	11,481
01/01/2014 to 12/31/2014	$15.76937	$14.73770	10,795
01/01/2015 to 12/31/2015	$14.73770	$12.03313	8,403
01/01/2016 to 12/31/2016	$12.03313	$13.25751	7,036
01/01/2017 to 12/31/2017	$13.25751	$16.42872	7,087
01/01/2018 to 12/31/2018	$16.42872	$13.84407	3,860
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.02101	$11.61648	32,749
01/01/2010 to 12/31/2010	$11.61648	$12.59410	38,133
01/01/2011 to 12/31/2011	$12.59410	$12.47189	42,223
01/01/2012 to 12/31/2012	$12.47189	$13.49700	42,817
01/01/2013 to 12/31/2013	$13.49700	$14.45292	36,868
01/01/2014 to 12/31/2014	$14.45292	$14.98952	26,128
01/01/2015 to 12/31/2015	$14.98952	$14.71829	24,470
01/01/2016 to 12/31/2016	$14.71829	$15.22926	22,371
01/01/2017 to 12/31/2017	$15.22926	$16.44579	21,904
01/01/2018 to 12/31/2018	$16.44579	$15.66547	18,998
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01830	$10.06532	0
01/01/2012 to 12/31/2012	$10.06532	$10.57033	0
01/01/2013 to 12/31/2013	$10.57033	$10.12445	0
01/01/2014 to 12/31/2014	$10.12445	$10.52868	0
01/01/2015 to 12/31/2015	$10.52868	$10.29570	0
01/01/2016 to 12/31/2016	$10.29570	$10.52039	0
01/01/2017 to 12/31/2017	$10.52039	$10.90076	0
01/01/2018 to 12/31/2018	$10.90076	$10.60014	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$9.98520	$12.16641	75,736
01/01/2010 to 12/31/2010	$12.16641	$14.19810	149,143
01/01/2011 to 12/31/2011	$14.19810	$13.05647	95,936
01/01/2012 to 12/31/2012	$13.05647	$14.45557	109,956
01/01/2013 to 12/31/2013	$14.45557	$16.58696	96,554
01/01/2014 to 12/31/2014	$16.58696	$17.75935	89,231
01/01/2015 to 12/31/2015	$17.75935	$17.30642	134,499
01/01/2016 to 12/31/2016	$17.30642	$18.68268	126,204
01/01/2017 to 12/31/2017	$18.68268	$21.26819	118,953
01/01/2018 to 12/31/2018	$21.26819	$19.26743	80,447
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99838	$11.65254	0
01/01/2014 to 12/31/2014	$11.65254	$13.16685	0
01/01/2015 to 12/31/2015	$13.16685	$13.10927	0
01/01/2016 to 12/31/2016	$13.10927	$14.24970	0
01/01/2017 to 12/31/2017	$14.24970	$16.96438	0
01/01/2018 to 12/31/2018	$16.96438	$15.44231	0
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$10.07718	$12.81698	2,457
01/01/2010 to 12/31/2010	$12.81698	$14.45837	3,072
01/01/2011 to 12/31/2011	$14.45837	$14.66699	1,998
01/01/2012 to 12/31/2012	$14.66699	$17.08488	2,425
01/01/2013 to 12/31/2013	$17.08488	$22.18417	2,405
01/01/2014 to 12/31/2014	$22.18417	$25.49581	2,026
01/01/2015 to 12/31/2015	$25.49581	$25.76844	1,215
01/01/2016 to 12/31/2016	$25.76844	$29.01827	1,196
01/01/2017 to 12/31/2017	$29.01827	$34.78533	1,242
01/01/2018 to 12/31/2018	$34.78533	$31.30103	411
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99838	$8.88173	0
01/01/2012 to 12/31/2012	$8.88173	$9.85416	0
01/01/2013 to 12/31/2013	$9.85416	$11.82614	0
01/01/2014 to 12/31/2014	$11.82614	$12.34930	0
01/01/2015 to 12/31/2015	$12.34930	$12.12670	1,628
01/01/2016 to 12/31/2016	$12.12670	$12.64255	0
01/01/2017 to 12/31/2017	$12.64255	$14.65171	0
01/01/2018 to 12/31/2018	$14.65171	$13.42675	0
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$10.03989	$11.94723	31,015
01/01/2010 to 12/31/2010	$11.94723	$13.11042	66,625
01/01/2011 to 12/31/2011	$13.11042	$12.62167	36,022
01/01/2012 to 12/31/2012	$12.62167	$13.64758	41,170
01/01/2013 to 12/31/2013	$13.64758	$15.04606	36,654
01/01/2014 to 12/31/2014	$15.04606	$15.51090	32,356
01/01/2015 to 12/31/2015	$15.51090	$15.18331	28,928
01/01/2016 to 12/31/2016	$15.18331	$15.60472	26,321
01/01/2017 to 12/31/2017	$15.60472	$17.78507	29,412
01/01/2018 to 12/31/2018	$17.78507	$16.05833	17,840

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$9.98066	$12.99419	0
01/01/2010 to 12/31/2010	$12.99419	$16.88764	18
01/01/2011 to 12/31/2011	$16.88764	$14.38763	2,365
01/01/2012 to 12/31/2012	$14.38763	$16.93837	2,880
01/01/2013 to 12/31/2013	$16.93837	$23.38627	2,608
01/01/2014 to 12/31/2014	$23.38627	$24.06325	1,951
01/01/2015 to 12/31/2015	$24.06325	$23.90897	1,242
01/01/2016 to 12/31/2016	$23.90897	$25.24876	1,261
01/01/2017 to 12/31/2017	$25.24876	$31.61335	1,148
01/01/2018 to 12/31/2018	$31.61335	$27.63251	1,084
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$10.00834	$13.14506	70
01/01/2010 to 12/31/2010	$13.14506	$17.58272	742
01/01/2011 to 12/31/2011	$17.58272	$17.07155	353
01/01/2012 to 12/31/2012	$17.07155	$18.77638	481
01/01/2013 to 12/31/2013	$18.77638	$24.88597	8,012
01/01/2014 to 12/31/2014	$24.88597	$25.33249	7,942
01/01/2015 to 12/31/2015	$25.33249	$25.03355	6,701
01/01/2016 to 12/31/2016	$25.03355	$27.51086	5,885
01/01/2017 to 12/31/2017	$27.51086	$33.42740	6,156
01/01/2018 to 12/31/2018	$33.42740	$30.01775	4,138
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.97562	$12.95216	55
01/01/2010 to 12/31/2010	$12.95216	$16.00104	1,137
01/01/2011 to 12/31/2011	$16.00104	$14.75168	847
01/01/2012 to 12/31/2012	$14.75168	$17.09034	930
01/01/2013 to 12/31/2013	$17.09034	$23.02457	994
01/01/2014 to 12/31/2014	$23.02457	$23.76495	1,003
01/01/2015 to 12/31/2015	$23.76495	$22.29730	1,004
01/01/2016 to 12/31/2016	$22.29730	$28.24851	969
01/01/2017 to 12/31/2017	$28.24851	$29.73428	840
01/01/2018 to 12/31/2018	$29.73428	$24.17357	828
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$10.03837	$12.15579	55,102
01/01/2010 to 12/31/2010	$12.15579	$13.29373	58,611
01/01/2011 to 12/31/2011	$13.29373	$13.29351	63,712
01/01/2012 to 12/31/2012	$13.29351	$14.79310	67,127
01/01/2013 to 12/31/2013	$14.79310	$16.94630	82,110
01/01/2014 to 12/31/2014	$16.94630	$17.59282	76,399
01/01/2015 to 12/31/2015	$17.59282	$17.25704	78,462
01/01/2016 to 12/31/2016	$17.25704	$18.19784	75,109
01/01/2017 to 12/31/2017	$18.19784	$20.59314	75,944
01/01/2018 to 12/31/2018	$20.59314	$19.11386	65,993
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.98698	$13.17104	1,821
01/01/2010 to 12/31/2010	$13.17104	$14.95611	3,710
01/01/2011 to 12/31/2011	$14.95611	$14.41629	3,193
01/01/2012 to 12/31/2012	$14.41629	$16.62008	3,266
01/01/2013 to 12/31/2013	$16.62008	$23.47070	3,700
01/01/2014 to 12/31/2014	$23.47070	$24.93355	3,608
01/01/2015 to 12/31/2015	$24.93355	$26.79029	3,363
01/01/2016 to 12/31/2016	$26.79029	$26.97791	3,401
01/01/2017 to 12/31/2017	$26.97791	$36.47556	2,977
01/01/2018 to 12/31/2018	$36.47556	$37.14312	3,795

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.09831	$12.76717	2,542
01/01/2010 to 12/31/2010	$12.76717	$14.07591	6,798
01/01/2011 to 12/31/2011	$14.07591	$13.73396	4,652
01/01/2012 to 12/31/2012	$13.73396	$15.27041	5,349
01/01/2013 to 12/31/2013	$15.27041	$20.15765	5,138
01/01/2014 to 12/31/2014	$20.15765	$20.07244	4,920
01/01/2015 to 12/31/2015	$20.07244	$18.48756	4,102
01/01/2016 to 12/31/2016	$18.48756	$19.23879	2,262
01/01/2017 to 12/31/2017	$19.23879	$21.98726	2,955
01/01/2018 to 12/31/2018	$21.98726	$19.46291	962
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$10.30107	$13.76601	4,146
01/01/2010 to 12/31/2010	$13.76601	$16.25859	9,528
01/01/2011 to 12/31/2011	$16.25859	$13.56375	4,849
01/01/2012 to 12/31/2012	$13.56375	$13.77981	7,026
01/01/2013 to 12/31/2013	$13.77981	$15.58928	7,471
01/01/2014 to 12/31/2014	$15.58928	$14.00720	7,099
01/01/2015 to 12/31/2015	$14.00720	$11.08977	5,567
01/01/2016 to 12/31/2016	$11.08977	$13.55067	5,268
01/01/2017 to 12/31/2017	$13.55067	$14.65652	5,708
01/01/2018 to 12/31/2018	$14.65652	$11.97611	4,207
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.01738	$11.11400	2,515
01/01/2010 to 12/31/2010	$11.11400	$11.52326	6,690
01/01/2011 to 12/31/2011	$11.52326	$11.76486	4,940
01/01/2012 to 12/31/2012	$11.76486	$12.13790	4,715
01/01/2013 to 12/31/2013	$12.13790	$11.45452	5,673
01/01/2014 to 12/31/2014	$11.45452	$11.29370	5,023
01/01/2015 to 12/31/2015	$11.29370	$10.56213	3,771
01/01/2016 to 12/31/2016	$10.56213	$10.80791	3,489
01/01/2017 to 12/31/2017	$10.80791	$10.81406	5,330
01/01/2018 to 12/31/2018	$10.81406	$10.81409	1,419
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.98589	$13.24191	686
01/01/2010 to 12/31/2010	$13.24191	$16.04918	633
01/01/2011 to 12/31/2011	$16.04918	$15.19367	323
01/01/2012 to 12/31/2012	$15.19367	$17.63964	437
01/01/2013 to 12/31/2013	$17.63964	$22.90226	485
01/01/2014 to 12/31/2014	$22.90226	$25.81717	356
01/01/2015 to 12/31/2015	$25.81717	$23.64083	210
01/01/2016 to 12/31/2016	$23.64083	$26.42518	283
01/01/2017 to 12/31/2017	$26.42518	$30.71279	447
01/01/2018 to 12/31/2018	$30.71279	$25.13441	187
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$10.06177	$12.77369	0
01/01/2010 to 12/31/2010	$12.77369	$14.35783	0
01/01/2011 to 12/31/2011	$14.35783	$13.59185	0
01/01/2012 to 12/31/2012	$13.59185	$14.79342	0
01/01/2013 to 12/31/2013	$14.79342	$17.47898	0
01/01/2014 to 12/31/2014	$17.47898	$18.08158	3,028
01/01/2015 to 12/31/2015	$18.08158	$17.61684	2,976
01/01/2016 to 12/31/2016	$17.61684	$18.40113	2,874
01/01/2017 to 12/31/2017	$18.40113	$20.49603	2,758
01/01/2018 to 12/31/2018	$20.49603	$19.08998	2,635

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.98913	$10.76596	888
01/01/2010 to 12/31/2010	$10.76596	$11.37924	2,408
01/01/2011 to 12/31/2011	$11.37924	$11.82990	1,646
01/01/2012 to 12/31/2012	$11.82990	$12.50974	1,931
01/01/2013 to 12/31/2013	$12.50974	$12.08267	2,594
01/01/2014 to 12/31/2014	$12.08267	$12.69978	8,008
01/01/2015 to 12/31/2015	$12.69978	$12.60617	6,063
01/01/2016 to 12/31/2016	$12.60617	$12.99746	5,638
01/01/2017 to 12/31/2017	$12.99746	$13.54861	8,054
01/01/2018 to 12/31/2018	$13.54861	$12.98220	6,807
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99289	$9.10297	0
01/01/2012 to 12/31/2012	$9.10297	$10.59626	0
01/01/2013 to 12/31/2013	$10.59626	$13.61438	0
01/01/2014 to 12/31/2014	$13.61438	$15.06128	0
01/01/2015 to 12/31/2015	$15.06128	$15.07273	0
01/01/2016 to 12/31/2016	$15.07273	$16.96902	0
01/01/2017 to 12/31/2017	$16.96902	$18.06581	0
01/01/2018 to 12/31/2018	$18.06581	$16.37004	0
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$9.95072	$12.76377	0
01/01/2010 to 12/31/2010	$12.76377	$13.17746	104
01/01/2011 to 12/31/2011	$13.17746	$13.43138	103
01/01/2012 to 12/31/2012	$13.43138	$15.92107	103
01/01/2013 to 12/31/2013	$15.92107	$21.93978	103
01/01/2014 to 12/31/2014	$21.93978	$25.74327	523
01/01/2015 to 12/31/2015	$25.74327	$26.03966	523
01/01/2016 to 12/31/2016	$26.03966	$22.60677	523
01/01/2017 to 12/31/2017	$22.60677	$25.67551	420
01/01/2018 to 12/31/2018	$25.67551	$25.39974	420
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04984	$9.74563	0
01/01/2013 to 12/31/2013	$9.74563	$13.09268	0
01/01/2014 to 12/31/2014	$13.09268	$13.86905	0
01/01/2015 to 12/31/2015	$13.86905	$13.76260	718
01/01/2016 to 12/31/2016	$13.76260	$13.59697	0
01/01/2017 to 12/31/2017	$13.59697	$16.33131	0
01/01/2018 to 12/31/2018	$16.33131	$15.11709	0
Invesco V.I. Technology Fund - Series I
05/01/2009 to 12/31/2009	$10.08168	$13.37850	0
01/01/2010 to 12/31/2010	$13.37850	$15.91258	0
01/01/2011 to 12/31/2011	$15.91258	$14.81425	0
01/01/2012 to 12/31/2012	$14.81425	$16.16291	0
01/01/2013 to 12/31/2013	$16.16291	$19.83261	0
01/01/2014 to 12/31/2014	$19.83261	$21.59511	0
01/01/2015 to 12/31/2015	$21.59511	$22.61701	0
01/01/2016 to 12/31/2016	$22.61701	$22.00952	0
01/01/2017 to 12/31/2017	$22.00952	$29.16404	0
01/01/2018 to 12/31/2018	$29.16404	$28.46225	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12638	$9.71747	867
01/01/2017 to 12/31/2017	$9.71747	$13.44440	867
01/01/2018 to 12/31/2018	$13.44440	$10.84643	867

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$10.14314	$13.41861	0
01/01/2010 to 12/31/2010	$13.41861	$15.00013	0
01/01/2011 to 12/31/2011	$15.00013	$12.51427	0
01/01/2012 to 12/31/2012	$12.51427	$15.01791	0
01/01/2013 to 12/31/2013	$15.01791	$17.50368	0
01/01/2014 to 12/31/2014	$17.50368	$16.18156	0
01/01/2015 to 12/31/2015	$16.18156	$16.40014	0
01/01/2016 to 12/31/2016	$16.40014	$15.50499	0
01/01/2017 to 12/31/2017	$15.50499	$20.64852	0
01/01/2018 to 12/31/2018	$20.64852	$17.64988	0
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.10528	$14.61680	0
01/01/2011 to 12/31/2011	$14.61680	$12.49910	0
01/01/2012 to 12/31/2012	$12.49910	$13.93156	0
01/01/2013 to 12/31/2013	$13.93156	$16.38358	0
01/01/2014 to 12/31/2014	$16.38358	$15.21253	0
01/01/2015 to 12/31/2015	$15.21253	$15.25820	0
01/01/2016 to 12/31/2016	$15.25820	$15.44843	0
01/01/2017 to 12/31/2017	$15.44843	$18.91371	0
01/01/2018 to 12/31/2018	$18.91371	$15.41653	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.98710	$15.09632	0
01/01/2011 to 12/31/2011	$15.09632	$14.00941	0
01/01/2012 to 12/31/2012	$14.00941	$16.58688	0
01/01/2013 to 12/31/2013	$16.58688	$22.80420	1,601
01/01/2014 to 12/31/2014	$22.80420	$23.27351	0
01/01/2015 to 12/31/2015	$23.27351	$23.18958	0
01/01/2016 to 12/31/2016	$23.18958	$22.91298	0
01/01/2017 to 12/31/2017	$22.91298	$30.32052	0
01/01/2018 to 12/31/2018	$30.32052	$29.88015	0
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59318	$12.23119	0
01/01/2011 to 12/31/2011	$12.23119	$11.47229	0
01/01/2012 to 12/31/2012	$11.47229	$12.16046	0
01/01/2013 to 12/31/2013	$12.16046	$17.95144	649
01/01/2014 to 12/31/2014	$17.95144	$17.30658	0
01/01/2015 to 12/31/2015	$17.30658	$16.52197	0
01/01/2016 to 12/31/2016	$16.52197	$17.51345	0
01/01/2017 to 12/31/2017	$17.51345	$21.66168	0
01/01/2018 to 12/31/2018	$21.66168	$21.54995	0
*Denotes the start date of these sub-accounts

Advanced Series Cornerstone
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With GMWB and HDV or GMWB and Combo 5% Roll-UP or GRO Plus and Combo 5% Roll-UP or HD GRO and
Combo 5% Roll-UP or Lifetime Five /HD5 and EBP II or HD GRO and EBP and HAV OR HD GRO 60 bps and
HAV OR GRO Plus 2008 60 bps and HAV (2.00%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.84201	$9.55725	11,572,243
01/01/2010 to 12/31/2010	$9.55725	$10.48682	9,571,229
01/01/2011 to 12/31/2011	$10.48682	$10.00411	7,458,449
01/01/2012 to 12/31/2012	$10.00411	$11.03575	6,592,715
01/01/2013 to 12/31/2013	$11.03575	$11.89373	4,018,651
01/01/2014 to 12/31/2014	$11.89373	$12.10095	2,611,367
01/01/2015 to 12/31/2015	$12.10095	$11.47715	1,475,038
01/01/2016 to 12/31/2016	$11.47715	$11.96074	987,794
01/01/2017 to 12/31/2017	$11.96074	$13.19728	929,078
01/01/2018 to 12/31/2018	$13.19728	$11.87985	498,556
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.84658	$9.70432	4,089,298
01/01/2010 to 12/31/2010	$9.70432	$10.81375	3,661,891
01/01/2011 to 12/31/2011	$10.81375	$10.60970	3,108,340
01/01/2012 to 12/31/2012	$10.60970	$11.81637	2,860,050
01/01/2013 to 12/31/2013	$11.81637	$13.49732	2,262,276
01/01/2014 to 12/31/2014	$13.49732	$14.03529	1,616,826
01/01/2015 to 12/31/2015	$14.03529	$13.86497	906,797
01/01/2016 to 12/31/2016	$13.86497	$14.55389	692,806
01/01/2017 to 12/31/2017	$14.55389	$16.67785	628,235
01/01/2018 to 12/31/2018	$16.67785	$15.38046	364,490
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99834	$11.60901	4,974
01/01/2014 to 12/31/2014	$11.60901	$12.87506	14,428
01/01/2015 to 12/31/2015	$12.87506	$12.83538	10,655
01/01/2016 to 12/31/2016	$12.83538	$13.92557	9,077
01/01/2017 to 12/31/2017	$13.92557	$16.66885	10,419
01/01/2018 to 12/31/2018	$16.66885	$15.00502	2,916
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.11168	$9.80147	8,798,728
01/01/2010 to 12/31/2010	$9.80147	$10.78831	7,024,050
01/01/2011 to 12/31/2011	$10.78831	$10.44427	5,182,858
01/01/2012 to 12/31/2012	$10.44427	$11.51194	5,035,393
01/01/2013 to 12/31/2013	$11.51194	$13.27278	3,262,170
01/01/2014 to 12/31/2014	$13.27278	$13.85570	3,023,580
01/01/2015 to 12/31/2015	$13.85570	$13.64320	2,076,357
01/01/2016 to 12/31/2016	$13.64320	$14.21304	1,450,831
01/01/2017 to 12/31/2017	$14.21304	$16.00588	1,325,073
01/01/2018 to 12/31/2018	$16.00588	$14.91010	833,211
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99834	$9.14508	64,421
01/01/2012 to 12/31/2012	$9.14508	$10.02800	93,865
01/01/2013 to 12/31/2013	$10.02800	$10.89402	102,690
01/01/2014 to 12/31/2014	$10.89402	$11.19874	75,915
01/01/2015 to 12/31/2015	$11.19874	$10.64543	48,053
01/01/2016 to 12/31/2016	$10.64543	$11.15916	34,470
01/01/2017 to 12/31/2017	$11.15916	$12.31583	34,867
01/01/2018 to 12/31/2018	$12.31583	$11.43110	49,261

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$10.72860	$11.58961	3,232,705
01/01/2010 to 12/31/2010	$11.58961	$11.80065	2,405,356
01/01/2011 to 12/31/2011	$11.80065	$11.82510	1,638,831
01/01/2012 to 12/31/2012	$11.82510	$12.13224	1,373,988
01/01/2013 to 12/31/2013	$12.13224	$11.63105	1,058,431
01/01/2014 to 12/31/2014	$11.63105	$11.38755	675,849
01/01/2015 to 12/31/2015	$11.38755	$11.21382	402,011
01/01/2016 to 12/31/2016	$11.21382	$11.16991	326,027
01/01/2017 to 12/31/2017	$11.16991	$11.13358	227,790
01/01/2018 to 12/31/2018	$11.13358	$10.99099	137,033
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$11.20761	$12.79873	3,707,147
01/01/2010 to 12/31/2010	$12.79873	$13.51103	3,188,128
01/01/2011 to 12/31/2011	$13.51103	$13.66211	2,557,267
01/01/2012 to 12/31/2012	$13.66211	$14.63662	2,510,555
01/01/2013 to 12/31/2013	$14.63662	$14.08023	1,426,831
01/01/2014 to 12/31/2014	$14.08023	$14.38241	956,377
01/01/2015 to 12/31/2015	$14.38241	$13.79770	628,255
01/01/2016 to 12/31/2016	$13.79770	$14.09406	564,139
01/01/2017 to 12/31/2017	$14.09406	$14.41538	454,860
01/01/2018 to 12/31/2018	$14.41538	$14.03230	284,506
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$12.01200	$11.05951	7,133,884
01/01/2010 to 12/31/2010	$11.05951	$12.05068	4,327,344
01/01/2011 to 12/31/2011	$12.05068	$13.41382	6,924,813
01/01/2012 to 12/31/2012	$13.41382	$13.89662	3,795,635
01/01/2013 to 12/31/2013	$13.89662	$13.19060	1,425,957
01/01/2014 to 12/31/2014	$13.19060	$13.27096	1,181,537
01/01/2015 to 12/31/2015	$13.27096	$13.11087	1,033,755
01/01/2016 to 12/31/2016	$13.11087	$13.05605	907,969
01/01/2017 to 12/31/2017	$13.05605	$12.88674	1,478,959
01/01/2018 to 12/31/2018	$12.88674	$12.72319	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.08070	$10.92737	5,213,380
01/01/2010 to 12/31/2010	$10.92737	$11.92553	3,978,286
01/01/2011 to 12/31/2011	$11.92553	$13.55419	2,040,163
01/01/2012 to 12/31/2012	$13.55419	$14.06096	3,068,671
01/01/2013 to 12/31/2013	$14.06096	$13.11399	1,918,350
01/01/2014 to 12/31/2014	$13.11399	$13.39975	1,315,184
01/01/2015 to 12/31/2015	$13.39975	$13.27240	1,173,555
01/01/2016 to 12/31/2016	$13.27240	$13.19570	1,053,395
01/01/2017 to 12/31/2017	$13.19570	$13.03071	778,557
01/01/2018 to 12/31/2018	$13.03071	$12.84104	451,398
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99889	$8.77096	239,205
01/01/2010 to 12/31/2010	$8.77096	$9.61368	3,501,577
01/01/2011 to 12/31/2011	$9.61368	$11.18129	747,648
01/01/2012 to 12/31/2012	$11.18129	$11.64986	52,737
01/01/2013 to 12/31/2013	$11.64986	$10.67296	4,576,643
01/01/2014 to 12/31/2014	$10.67296	$11.10368	2,846,478
01/01/2015 to 12/31/2015	$11.10368	$11.04779	2,440,037
01/01/2016 to 12/31/2016	$11.04779	$11.03904	2,073,767
01/01/2017 to 12/31/2017	$11.03904	$10.91470	1,241,433
01/01/2018 to 12/31/2018	$10.91470	$10.72679	692,002

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99779	$10.98596	6,025,992
01/01/2011 to 12/31/2011	$10.98596	$12.95233	3,151,015
01/01/2012 to 12/31/2012	$12.95233	$13.55532	495,656
01/01/2013 to 12/31/2013	$13.55532	$12.35411	178
01/01/2014 to 12/31/2014	$12.35411	$13.03697	681,896
01/01/2015 to 12/31/2015	$13.03697	$13.00400	667,698
01/01/2016 to 12/31/2016	$13.00400	$13.00364	544,327
01/01/2017 to 12/31/2017	$13.00364	$12.94561	282,503
01/01/2018 to 12/31/2018	$12.94561	$12.69382	173,306
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99834	$11.99610	5,394,026
01/01/2012 to 12/31/2012	$11.99610	$12.44325	5,525,461
01/01/2013 to 12/31/2013	$12.44325	$11.00598	143,428
01/01/2014 to 12/31/2014	$11.00598	$11.90425	105,004
01/01/2015 to 12/31/2015	$11.90425	$11.91078	500,607
01/01/2016 to 12/31/2016	$11.91078	$11.88628	367,715
01/01/2017 to 12/31/2017	$11.88628	$11.83194	224,354
01/01/2018 to 12/31/2018	$11.83194	$11.57692	155,730
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99779	$10.37774	3,495,509
01/01/2013 to 12/31/2013	$10.37774	$9.13291	9,061,699
01/01/2014 to 12/31/2014	$9.13291	$10.07971	3,171,548
01/01/2015 to 12/31/2015	$10.07971	$10.14565	804,213
01/01/2016 to 12/31/2016	$10.14565	$10.13321	868,254
01/01/2017 to 12/31/2017	$10.13321	$10.09947	710,476
01/01/2018 to 12/31/2018	$10.09947	$9.87036	405,913
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99889	$8.73164	5,845,538
01/01/2014 to 12/31/2014	$8.73164	$9.80560	2,864,169
01/01/2015 to 12/31/2015	$9.80560	$9.88236	330,756
01/01/2016 to 12/31/2016	$9.88236	$9.86968	262,695
01/01/2017 to 12/31/2017	$9.86968	$9.83557	789,838
01/01/2018 to 12/31/2018	$9.83557	$9.57576	640,064
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99889	$11.27991	1,452,253
01/01/2015 to 12/31/2015	$11.27991	$11.27524	5,711,311
01/01/2016 to 12/31/2016	$11.27524	$11.32334	9,803
01/01/2017 to 12/31/2017	$11.32334	$11.30045	5,771
01/01/2018 to 12/31/2018	$11.30045	$10.99190	358,137
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99889	$9.91769	1,301,671
01/01/2016 to 12/31/2016	$9.91769	$9.92158	3,159,041
01/01/2017 to 12/31/2017	$9.92158	$9.95903	2,165,539
01/01/2018 to 12/31/2018	$9.95903	$9.65735	595,130
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99779	$9.85937	5,814,038
01/01/2017 to 12/31/2017	$9.85937	$9.92215	3,836,871
01/01/2018 to 12/31/2018	$9.92215	$9.60031	2,517,507
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99779	$10.01619	8,511
01/01/2018 to 12/31/2018	$10.01619	$9.61308	214,372
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99779	$9.64220	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.64090	$9.38481	14,510,164
01/01/2010 to 12/31/2010	$9.38481	$10.42727	11,072,168
01/01/2011 to 12/31/2011	$10.42727	$9.97109	8,565,131
01/01/2012 to 12/31/2012	$9.97109	$11.11227	8,015,346
01/01/2013 to 12/31/2013	$11.11227	$13.35991	5,728,326
01/01/2014 to 12/31/2014	$13.35991	$14.00860	4,070,987
01/01/2015 to 12/31/2015	$14.00860	$13.80161	2,526,243
01/01/2016 to 12/31/2016	$13.80161	$14.45099	1,665,378
01/01/2017 to 12/31/2017	$14.45099	$16.69648	1,857,723
01/01/2018 to 12/31/2018	$16.69648	$15.34341	879,066
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99834	$11.62763	5,878
01/01/2014 to 12/31/2014	$11.62763	$12.94596	14,054
01/01/2015 to 12/31/2015	$12.94596	$12.23388	8,697
01/01/2016 to 12/31/2016	$12.23388	$13.77552	17,264
01/01/2017 to 12/31/2017	$13.77552	$15.98543	23,613
01/01/2018 to 12/31/2018	$15.98543	$14.91743	14,014
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$14.15686	$18.30327	243,592
01/01/2010 to 12/31/2010	$18.30327	$23.08405	180,347
01/01/2011 to 12/31/2011	$23.08405	$24.11400	145,127
01/01/2012 to 12/31/2012	$24.11400	$27.25796	130,983
01/01/2013 to 12/31/2013	$27.25796	$27.54985	85,849
01/01/2014 to 12/31/2014	$27.54985	$35.34552	73,511
01/01/2015 to 12/31/2015	$35.34552	$36.31660	45,847
01/01/2016 to 12/31/2016	$36.31660	$37.30578	34,819
01/01/2017 to 12/31/2017	$37.30578	$38.84515	29,638
01/01/2018 to 12/31/2018	$38.84515	$36.25398	15,771
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.20582	$8.74601	4,130,172
01/01/2010 to 12/31/2010	$8.74601	$9.80223	3,649,068
01/01/2011 to 12/31/2011	$9.80223	$9.46201	2,869,281
01/01/2012 to 12/31/2012	$9.46201	$10.25863	2,767,619
01/01/2013 to 12/31/2013	$10.25863	$11.53748	1,831,584
01/01/2014 to 12/31/2014	$11.53748	$11.66309	1,198,103
01/01/2015 to 12/31/2015	$11.66309	$11.54310	770,282
01/01/2016 to 12/31/2016	$11.54310	$11.79392	575,320
01/01/2017 to 12/31/2017	$11.79392	$13.46263	516,528
01/01/2018 to 12/31/2018	$13.46263	$12.17008	329,426
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.10357	$8.08096	51,758
01/01/2010 to 12/31/2010	$8.08096	$9.51909	58,659
01/01/2011 to 12/31/2011	$9.51909	$8.85886	42,584
01/01/2012 to 12/31/2012	$8.85886	$11.00842	112,200
01/01/2013 to 12/31/2013	$11.00842	$11.25733	55,769
01/01/2014 to 12/31/2014	$11.25733	$12.56822	53,136
01/01/2015 to 12/31/2015	$12.56822	$12.30579	40,056
01/01/2016 to 12/31/2016	$12.30579	$12.16816	11,552
01/01/2017 to 12/31/2017	$12.16816	$13.22363	12,365
01/01/2018 to 12/31/2018	$13.22363	$12.34748	6,250

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.80752	$11.45562	1,934,817
01/01/2010 to 12/31/2010	$11.45562	$12.67317	1,584,756
01/01/2011 to 12/31/2011	$12.67317	$11.73457	1,058,554
01/01/2012 to 12/31/2012	$11.73457	$13.76114	808,644
01/01/2013 to 12/31/2013	$13.76114	$18.00961	620,213
01/01/2014 to 12/31/2014	$18.00961	$19.96729	355,650
01/01/2015 to 12/31/2015	$19.96729	$18.66364	278,124
01/01/2016 to 12/31/2016	$18.66364	$20.40229	216,152
01/01/2017 to 12/31/2017	$20.40229	$21.94418	186,872
01/01/2018 to 12/31/2018	$21.94418	$19.66923	118,564
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$10.53587	$16.22033	468,843
01/01/2010 to 12/31/2010	$16.22033	$19.04750	361,092
01/01/2011 to 12/31/2011	$19.04750	$18.11131	221,077
01/01/2012 to 12/31/2012	$18.11131	$21.22995	193,150
01/01/2013 to 12/31/2013	$21.22995	$27.50299	156,741
01/01/2014 to 12/31/2014	$27.50299	$30.05988	119,283
01/01/2015 to 12/31/2015	$30.05988	$27.78375	128,180
01/01/2016 to 12/31/2016	$27.78375	$27.67713	99,441
01/01/2017 to 12/31/2017	$27.67713	$34.47364	93,873
01/01/2018 to 12/31/2018	$34.47364	$32.31134	61,838
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.55084	$9.13014	1,461,388
01/01/2010 to 12/31/2010	$9.13014	$9.98540	1,300,148
01/01/2011 to 12/31/2011	$9.98540	$9.73638	1,239,700
01/01/2012 to 12/31/2012	$9.73638	$10.50792	1,219,912
01/01/2013 to 12/31/2013	$10.50792	$11.30916	578,787
01/01/2014 to 12/31/2014	$11.30916	$11.53088	479,979
01/01/2015 to 12/31/2015	$11.53088	$11.19754	342,442
01/01/2016 to 12/31/2016	$11.19754	$11.55082	228,976
01/01/2017 to 12/31/2017	$11.55082	$12.71091	233,047
01/01/2018 to 12/31/2018	$12.71091	$11.57618	130,150
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.98605	$16.14303	82,090
01/01/2010 to 12/31/2010	$16.14303	$20.05495	140,787
01/01/2011 to 12/31/2011	$20.05495	$19.91039	98,811
01/01/2012 to 12/31/2012	$19.91039	$22.57302	73,950
01/01/2013 to 12/31/2013	$22.57302	$30.70787	68,974
01/01/2014 to 12/31/2014	$30.70787	$32.25990	59,505
01/01/2015 to 12/31/2015	$32.25990	$29.87764	33,289
01/01/2016 to 12/31/2016	$29.87764	$36.40046	23,917
01/01/2017 to 12/31/2017	$36.40046	$40.02253	21,281
01/01/2018 to 12/31/2018	$40.02253	$33.70173	14,333
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.37267	$10.19032	5,146,624
01/01/2010 to 12/31/2010	$10.19032	$9.98900	2,539,883
01/01/2011 to 12/31/2011	$9.98900	$9.79172	2,629,487
01/01/2012 to 12/31/2012	$9.79172	$9.59677	1,832,190
01/01/2013 to 12/31/2013	$9.59677	$9.40486	1,233,947
01/01/2014 to 12/31/2014	$9.40486	$9.21678	1,006,675
01/01/2015 to 12/31/2015	$9.21678	$9.03245	754,207
01/01/2016 to 12/31/2016	$9.03245	$8.85231	462,011
01/01/2017 to 12/31/2017	$8.85231	$8.70525	311,063
01/01/2018 to 12/31/2018	$8.70525	$8.64110	244,940

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$10.45380	$13.88717	1,068,071
01/01/2010 to 12/31/2010	$13.88717	$15.44674	868,078
01/01/2011 to 12/31/2011	$15.44674	$15.61875	585,430
01/01/2012 to 12/31/2012	$15.61875	$17.42958	550,566
01/01/2013 to 12/31/2013	$17.42958	$18.30744	364,818
01/01/2014 to 12/31/2014	$18.30744	$18.40023	187,012
01/01/2015 to 12/31/2015	$18.40023	$17.38962	103,179
01/01/2016 to 12/31/2016	$17.38962	$19.66648	113,532
01/01/2017 to 12/31/2017	$19.66648	$20.71424	86,238
01/01/2018 to 12/31/2018	$20.71424	$19.89455	36,694
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.68998	$10.17122	452,623
01/01/2010 to 12/31/2010	$10.17122	$11.27960	440,901
01/01/2011 to 12/31/2011	$11.27960	$10.59190	327,994
01/01/2012 to 12/31/2012	$10.59190	$12.13251	291,061
01/01/2013 to 12/31/2013	$12.13251	$16.62947	230,382
01/01/2014 to 12/31/2014	$16.62947	$18.53716	169,096
01/01/2015 to 12/31/2015	$18.53716	$16.74278	83,789
01/01/2016 to 12/31/2016	$16.74278	$19.67172	58,686
01/01/2017 to 12/31/2017	$19.67172	$22.97960	62,401
01/01/2018 to 12/31/2018	$22.97960	$19.33064	38,995
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$11.69930	$15.51146	976,313
01/01/2010 to 12/31/2010	$15.51146	$17.40523	770,326
01/01/2011 to 12/31/2011	$17.40523	$14.85307	539,693
01/01/2012 to 12/31/2012	$14.85307	$17.52007	418,206
01/01/2013 to 12/31/2013	$17.52007	$20.44175	328,105
01/01/2014 to 12/31/2014	$20.44175	$18.92607	233,042
01/01/2015 to 12/31/2015	$18.92607	$19.13149	145,776
01/01/2016 to 12/31/2016	$19.13149	$18.04136	115,051
01/01/2017 to 12/31/2017	$18.04136	$23.94549	99,052
01/01/2018 to 12/31/2018	$23.94549	$20.33586	63,542
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.43687	$17.18430	292,566
01/01/2010 to 12/31/2010	$17.18430	$18.70715	242,130
01/01/2011 to 12/31/2011	$18.70715	$16.03265	186,332
01/01/2012 to 12/31/2012	$16.03265	$18.33176	167,981
01/01/2013 to 12/31/2013	$18.33176	$21.46255	133,132
01/01/2014 to 12/31/2014	$21.46255	$19.62323	98,999
01/01/2015 to 12/31/2015	$19.62323	$19.38786	66,690
01/01/2016 to 12/31/2016	$19.38786	$19.11125	55,806
01/01/2017 to 12/31/2017	$19.11125	$23.00288	54,019
01/01/2018 to 12/31/2018	$23.00288	$18.90306	32,932
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.91924	$11.91046	336,597
01/01/2010 to 12/31/2010	$11.91046	$12.93414	179,010
01/01/2011 to 12/31/2011	$12.93414	$14.25339	1,155,408
01/01/2012 to 12/31/2012	$14.25339	$15.28120	598,595
01/01/2013 to 12/31/2013	$15.28120	$14.49904	316,572
01/01/2014 to 12/31/2014	$14.49904	$15.16532	273,729
01/01/2015 to 12/31/2015	$15.16532	$15.03638	574,855
01/01/2016 to 12/31/2016	$15.03638	$15.35582	696,802
01/01/2017 to 12/31/2017	$15.35582	$15.69851	452,502
01/01/2018 to 12/31/2018	$15.69851	$15.34181	1,038,449

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.91647	$8.58568	681,514
01/01/2010 to 12/31/2010	$8.58568	$9.57654	757,701
01/01/2011 to 12/31/2011	$9.57654	$9.33190	529,972
01/01/2012 to 12/31/2012	$9.33190	$10.38720	453,321
01/01/2013 to 12/31/2013	$10.38720	$11.83680	297,919
01/01/2014 to 12/31/2014	$11.83680	$12.33832	271,708
01/01/2015 to 12/31/2015	$12.33832	$11.96494	179,023
01/01/2016 to 12/31/2016	$11.96494	$12.33791	145,679
01/01/2017 to 12/31/2017	$12.33791	$14.14208	145,918
01/01/2018 to 12/31/2018	$14.14208	$12.83609	63,324
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$11.79151	$15.70211	399,618
01/01/2010 to 12/31/2010	$15.70211	$16.49160	308,762
01/01/2011 to 12/31/2011	$16.49160	$14.68329	235,341
01/01/2012 to 12/31/2012	$14.68329	$17.54191	195,028
01/01/2013 to 12/31/2013	$17.54191	$19.83179	136,441
01/01/2014 to 12/31/2014	$19.83179	$18.19796	109,366
01/01/2015 to 12/31/2015	$18.19796	$17.33559	89,703
01/01/2016 to 12/31/2016	$17.33559	$17.31780	60,293
01/01/2017 to 12/31/2017	$17.31780	$22.00160	50,925
01/01/2018 to 12/31/2018	$22.00160	$17.79285	23,010
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$11.66297	$13.94647	2,748,409
01/01/2010 to 12/31/2010	$13.94647	$14.66793	1,894,148
01/01/2011 to 12/31/2011	$14.66793	$14.40854	1,406,382
01/01/2012 to 12/31/2012	$14.40854	$15.63358	1,377,143
01/01/2013 to 12/31/2013	$15.63358	$17.01128	937,207
01/01/2014 to 12/31/2014	$17.01128	$17.57955	817,932
01/01/2015 to 12/31/2015	$17.57955	$17.19652	562,943
01/01/2016 to 12/31/2016	$17.19652	$17.50010	369,371
01/01/2017 to 12/31/2017	$17.50010	$19.23353	364,027
01/01/2018 to 12/31/2018	$19.23353	$17.88053	171,222
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08373	$10.28581	0
01/01/2010 to 12/31/2010	$10.28581	$11.22085	9,654
01/01/2011 to 12/31/2011	$11.22085	$11.06961	17,491
01/01/2012 to 12/31/2012	$11.06961	$12.49542	16,427
01/01/2013 to 12/31/2013	$12.49542	$16.71450	13,267
01/01/2014 to 12/31/2014	$16.71450	$17.93701	8,989
01/01/2015 to 12/31/2015	$17.93701	$19.44760	12,482
01/01/2016 to 12/31/2016	$19.44760	$18.78049	4,181
01/01/2017 to 12/31/2017	$18.78049	$25.00084	11,491
01/01/2018 to 12/31/2018	$25.00084	$24.10328	2,291
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.52897	$12.11747	2,318,468
01/01/2010 to 12/31/2010	$12.11747	$14.22086	1,843,523
01/01/2011 to 12/31/2011	$14.22086	$13.80958	1,221,768
01/01/2012 to 12/31/2012	$13.80958	$15.19300	967,575
01/01/2013 to 12/31/2013	$15.19300	$20.34039	679,266
01/01/2014 to 12/31/2014	$20.34039	$22.04451	506,667
01/01/2015 to 12/31/2015	$22.04451	$23.77950	306,319
01/01/2016 to 12/31/2016	$23.77950	$24.60453	220,963
01/01/2017 to 12/31/2017	$24.60453	$32.06892	186,070
01/01/2018 to 12/31/2018	$32.06892	$30.57934	114,333

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$12.70296	$16.37137	163,957
01/01/2010 to 12/31/2010	$16.37137	$17.97692	135,711
01/01/2011 to 12/31/2011	$17.97692	$17.06583	123,103
01/01/2012 to 12/31/2012	$17.06583	$20.58364	114,038
01/01/2013 to 12/31/2013	$20.58364	$25.74639	92,340
01/01/2014 to 12/31/2014	$25.74639	$26.14746	66,825
01/01/2015 to 12/31/2015	$26.14746	$25.24899	46,200
01/01/2016 to 12/31/2016	$25.24899	$26.50490	34,721
01/01/2017 to 12/31/2017	$26.50490	$32.16899	43,029
01/01/2018 to 12/31/2018	$32.16899	$28.51069	18,150
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$9.75111	$11.87872	476,807
01/01/2010 to 12/31/2010	$11.87872	$13.12956	349,620
01/01/2011 to 12/31/2011	$13.12956	$12.79093	256,619
01/01/2012 to 12/31/2012	$12.79093	$14.67624	253,826
01/01/2013 to 12/31/2013	$14.67624	$19.66233	165,851
01/01/2014 to 12/31/2014	$19.66233	$20.94736	126,187
01/01/2015 to 12/31/2015	$20.94736	$22.01241	91,963
01/01/2016 to 12/31/2016	$22.01241	$21.98543	63,374
01/01/2017 to 12/31/2017	$21.98543	$28.16351	53,765
01/01/2018 to 12/31/2018	$28.16351	$28.19050	26,536
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99834	$10.18330	1,665
01/01/2013 to 12/31/2013	$10.18330	$13.42313	13,757
01/01/2014 to 12/31/2014	$13.42313	$14.49885	14,652
01/01/2015 to 12/31/2015	$14.49885	$14.10609	16,000
01/01/2016 to 12/31/2016	$14.10609	$15.68339	17,937
01/01/2017 to 12/31/2017	$15.68339	$18.03575	16,474
01/01/2018 to 12/31/2018	$18.03575	$15.87912	5,784
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.94033	$15.07914	559,513
01/01/2010 to 12/31/2010	$15.07914	$18.24106	452,422
01/01/2011 to 12/31/2011	$18.24106	$17.43263	306,085
01/01/2012 to 12/31/2012	$17.43263	$20.00955	244,921
01/01/2013 to 12/31/2013	$20.00955	$27.84695	194,682
01/01/2014 to 12/31/2014	$27.84695	$31.17900	122,116
01/01/2015 to 12/31/2015	$31.17900	$28.83286	79,029
01/01/2016 to 12/31/2016	$28.83286	$33.40873	64,964
01/01/2017 to 12/31/2017	$33.40873	$37.25719	58,129
01/01/2018 to 12/31/2018	$37.25719	$30.50461	36,207
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99834	$10.29883	316,890
01/01/2013 to 12/31/2013	$10.29883	$12.00193	267,160
01/01/2014 to 12/31/2014	$12.00193	$12.36632	163,687
01/01/2015 to 12/31/2015	$12.36632	$11.96856	121,401
01/01/2016 to 12/31/2016	$11.96856	$12.23665	106,579
01/01/2017 to 12/31/2017	$12.23665	$13.97044	91,868
01/01/2018 to 12/31/2018	$13.97044	$12.55669	61,034

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.56489	$9.08100	483,497
01/01/2010 to 12/31/2010	$9.08100	$10.88142	414,743
01/01/2011 to 12/31/2011	$10.88142	$8.50227	236,233
01/01/2012 to 12/31/2012	$8.50227	$9.82589	194,466
01/01/2013 to 12/31/2013	$9.82589	$9.65091	108,699
01/01/2014 to 12/31/2014	$9.65091	$9.01490	133,920
01/01/2015 to 12/31/2015	$9.01490	$7.35677	91,128
01/01/2016 to 12/31/2016	$7.35677	$8.10128	60,489
01/01/2017 to 12/31/2017	$8.10128	$10.03393	60,706
01/01/2018 to 12/31/2018	$10.03393	$8.45097	21,669
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.92474	$10.49886	7,871,784
01/01/2010 to 12/31/2010	$10.49886	$11.37672	6,131,743
01/01/2011 to 12/31/2011	$11.37672	$11.26053	5,324,940
01/01/2012 to 12/31/2012	$11.26053	$12.17982	4,942,223
01/01/2013 to 12/31/2013	$12.17982	$13.03585	3,342,228
01/01/2014 to 12/31/2014	$13.03585	$13.51288	2,596,719
01/01/2015 to 12/31/2015	$13.51288	$13.26162	1,434,107
01/01/2016 to 12/31/2016	$13.26162	$13.71502	900,925
01/01/2017 to 12/31/2017	$13.71502	$14.80307	803,006
01/01/2018 to 12/31/2018	$14.80307	$14.09343	452,853
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01826	$10.06446	18,180
01/01/2012 to 12/31/2012	$10.06446	$10.56411	54,264
01/01/2013 to 12/31/2013	$10.56411	$10.11341	22,629
01/01/2014 to 12/31/2014	$10.11341	$10.51182	44,173
01/01/2015 to 12/31/2015	$10.51182	$10.27396	24,015
01/01/2016 to 12/31/2016	$10.27396	$10.49279	27,653
01/01/2017 to 12/31/2017	$10.49279	$10.86662	16,428
01/01/2018 to 12/31/2018	$10.86662	$10.56155	25,623
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.63075	$8.18604	4,957,531
01/01/2010 to 12/31/2010	$8.18604	$9.54820	4,347,503
01/01/2011 to 12/31/2011	$9.54820	$8.77596	3,235,647
01/01/2012 to 12/31/2012	$8.77596	$9.71139	3,010,039
01/01/2013 to 12/31/2013	$9.71139	$11.13755	2,032,295
01/01/2014 to 12/31/2014	$11.13755	$11.91874	1,586,948
01/01/2015 to 12/31/2015	$11.91874	$11.60877	1,571,479
01/01/2016 to 12/31/2016	$11.60877	$12.52551	1,187,247
01/01/2017 to 12/31/2017	$12.52551	$14.25175	1,578,990
01/01/2018 to 12/31/2018	$14.25175	$12.90438	826,240
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99834	$11.64843	655
01/01/2014 to 12/31/2014	$11.64843	$13.15539	0
01/01/2015 to 12/31/2015	$13.15539	$13.09127	0
01/01/2016 to 12/31/2016	$13.09127	$14.22281	298
01/01/2017 to 12/31/2017	$14.22281	$16.92378	91
01/01/2018 to 12/31/2018	$16.92378	$15.39750	993

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$8.87326	$10.59341	236,160
01/01/2010 to 12/31/2010	$10.59341	$11.94386	194,939
01/01/2011 to 12/31/2011	$11.94386	$12.11001	129,020
01/01/2012 to 12/31/2012	$12.11001	$14.09906	122,300
01/01/2013 to 12/31/2013	$14.09906	$18.29793	89,623
01/01/2014 to 12/31/2014	$18.29793	$21.01879	70,776
01/01/2015 to 12/31/2015	$21.01879	$21.23263	44,959
01/01/2016 to 12/31/2016	$21.23263	$23.89826	30,651
01/01/2017 to 12/31/2017	$23.89826	$28.63317	30,956
01/01/2018 to 12/31/2018	$28.63317	$25.75198	18,612
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99834	$8.87862	0
01/01/2012 to 12/31/2012	$8.87862	$9.84560	0
01/01/2013 to 12/31/2013	$9.84560	$11.80989	3,254
01/01/2014 to 12/31/2014	$11.80989	$12.32610	0
01/01/2015 to 12/31/2015	$12.32610	$12.09767	0
01/01/2016 to 12/31/2016	$12.09767	$12.60582	16,528
01/01/2017 to 12/31/2017	$12.60582	$14.60176	16,528
01/01/2018 to 12/31/2018	$14.60176	$13.37412	16,528
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.12410	$8.61458	1,443,088
01/01/2010 to 12/31/2010	$8.61458	$9.44851	1,275,577
01/01/2011 to 12/31/2011	$9.44851	$9.09161	1,120,408
01/01/2012 to 12/31/2012	$9.09161	$9.82560	1,037,436
01/01/2013 to 12/31/2013	$9.82560	$10.82692	629,749
01/01/2014 to 12/31/2014	$10.82692	$11.15566	522,478
01/01/2015 to 12/31/2015	$11.15566	$10.91442	516,329
01/01/2016 to 12/31/2016	$10.91442	$11.21161	330,084
01/01/2017 to 12/31/2017	$11.21161	$12.77162	355,781
01/01/2018 to 12/31/2018	$12.77162	$11.52576	186,065
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$13.99672	$18.19702	379,572
01/01/2010 to 12/31/2010	$18.19702	$23.63739	289,027
01/01/2011 to 12/31/2011	$23.63739	$20.12781	229,446
01/01/2012 to 12/31/2012	$20.12781	$23.68407	178,399
01/01/2013 to 12/31/2013	$23.68407	$32.68317	125,872
01/01/2014 to 12/31/2014	$32.68317	$33.61206	87,600
01/01/2015 to 12/31/2015	$33.61206	$33.37942	54,663
01/01/2016 to 12/31/2016	$33.37942	$35.23191	40,708
01/01/2017 to 12/31/2017	$35.23191	$44.09047	35,288
01/01/2018 to 12/31/2018	$44.09047	$38.51870	21,511
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.02998	$11.85003	247,591
01/01/2010 to 12/31/2010	$11.85003	$15.84235	277,723
01/01/2011 to 12/31/2011	$15.84235	$15.37394	121,709
01/01/2012 to 12/31/2012	$15.37394	$16.90048	82,745
01/01/2013 to 12/31/2013	$16.90048	$22.38826	87,713
01/01/2014 to 12/31/2014	$22.38826	$22.77843	75,036
01/01/2015 to 12/31/2015	$22.77843	$22.49815	52,445
01/01/2016 to 12/31/2016	$22.49815	$24.71200	36,168
01/01/2017 to 12/31/2017	$24.71200	$30.01122	29,728
01/01/2018 to 12/31/2018	$30.01122	$26.93614	16,884

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.99019	$14.92305	848,941
01/01/2010 to 12/31/2010	$14.92305	$18.42624	606,356
01/01/2011 to 12/31/2011	$18.42624	$16.97893	406,275
01/01/2012 to 12/31/2012	$16.97893	$19.66059	305,529
01/01/2013 to 12/31/2013	$19.66059	$26.47374	245,931
01/01/2014 to 12/31/2014	$26.47374	$27.31107	151,655
01/01/2015 to 12/31/2015	$27.31107	$25.61129	105,780
01/01/2016 to 12/31/2016	$25.61129	$32.43041	75,128
01/01/2017 to 12/31/2017	$32.43041	$34.11865	64,873
01/01/2018 to 12/31/2018	$34.11865	$27.72367	44,389
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$11.27967	$13.72243	1,904,973
01/01/2010 to 12/31/2010	$13.72243	$14.99931	1,851,248
01/01/2011 to 12/31/2011	$14.99931	$14.99144	1,512,633
01/01/2012 to 12/31/2012	$14.99144	$16.67396	1,610,238
01/01/2013 to 12/31/2013	$16.67396	$19.09113	1,289,224
01/01/2014 to 12/31/2014	$19.09113	$19.80937	1,158,332
01/01/2015 to 12/31/2015	$19.80937	$19.42126	823,936
01/01/2016 to 12/31/2016	$19.42126	$20.46959	683,262
01/01/2017 to 12/31/2017	$20.46959	$23.15213	654,504
01/01/2018 to 12/31/2018	$23.15213	$21.47808	348,010
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$8.56217	$12.86950	803,341
01/01/2010 to 12/31/2010	$12.86950	$14.60622	682,794
01/01/2011 to 12/31/2011	$14.60622	$14.07189	500,066
01/01/2012 to 12/31/2012	$14.07189	$16.21477	434,920
01/01/2013 to 12/31/2013	$16.21477	$22.88668	359,256
01/01/2014 to 12/31/2014	$22.88668	$24.30069	248,872
01/01/2015 to 12/31/2015	$24.30069	$26.09691	171,520
01/01/2016 to 12/31/2016	$26.09691	$26.26629	107,192
01/01/2017 to 12/31/2017	$26.26629	$35.49523	98,102
01/01/2018 to 12/31/2018	$35.49523	$36.12627	54,922
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$11.16042	$12.93430	346,113
01/01/2010 to 12/31/2010	$12.93430	$14.25285	297,287
01/01/2011 to 12/31/2011	$14.25285	$13.89938	215,671
01/01/2012 to 12/31/2012	$13.89938	$15.44640	198,126
01/01/2013 to 12/31/2013	$15.44640	$20.37968	115,677
01/01/2014 to 12/31/2014	$20.37968	$20.28324	90,845
01/01/2015 to 12/31/2015	$20.28324	$18.67220	58,811
01/01/2016 to 12/31/2016	$18.67220	$19.42113	44,606
01/01/2017 to 12/31/2017	$19.42113	$22.18436	38,101
01/01/2018 to 12/31/2018	$22.18436	$19.62731	14,530
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$17.32871	$25.36275	436,858
01/01/2010 to 12/31/2010	$25.36275	$29.93973	397,202
01/01/2011 to 12/31/2011	$29.93973	$24.96443	213,036
01/01/2012 to 12/31/2012	$24.96443	$25.34922	196,966
01/01/2013 to 12/31/2013	$25.34922	$28.66313	108,243
01/01/2014 to 12/31/2014	$28.66313	$25.74110	98,001
01/01/2015 to 12/31/2015	$25.74110	$20.36924	57,824
01/01/2016 to 12/31/2016	$20.36924	$24.87664	47,706
01/01/2017 to 12/31/2017	$24.87664	$26.89323	44,655
01/01/2018 to 12/31/2018	$26.89323	$21.96365	21,994

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$12.16051	$13.36116	671,737
01/01/2010 to 12/31/2010	$13.36116	$13.84614	570,160
01/01/2011 to 12/31/2011	$13.84614	$14.12932	482,840
01/01/2012 to 12/31/2012	$14.12932	$14.56985	400,966
01/01/2013 to 12/31/2013	$14.56985	$13.74246	286,204
01/01/2014 to 12/31/2014	$13.74246	$13.54261	184,636
01/01/2015 to 12/31/2015	$13.54261	$12.65888	118,849
01/01/2016 to 12/31/2016	$12.65888	$12.94686	89,930
01/01/2017 to 12/31/2017	$12.94686	$12.94766	83,065
01/01/2018 to 12/31/2018	$12.94766	$12.94095	42,022
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.67041	$14.52321	148,090
01/01/2010 to 12/31/2010	$14.52321	$17.59310	115,520
01/01/2011 to 12/31/2011	$17.59310	$16.64665	81,600
01/01/2012 to 12/31/2012	$16.64665	$19.31656	75,966
01/01/2013 to 12/31/2013	$19.31656	$25.06674	51,347
01/01/2014 to 12/31/2014	$25.06674	$28.24273	49,307
01/01/2015 to 12/31/2015	$28.24273	$25.84870	28,942
01/01/2016 to 12/31/2016	$25.84870	$28.87842	23,135
01/01/2017 to 12/31/2017	$28.87842	$33.54697	20,933
01/01/2018 to 12/31/2018	$33.54697	$27.43967	12,195
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.87551	$8.65379	1,714,961
01/01/2010 to 12/31/2010	$8.65379	$9.72207	1,218,956
01/01/2011 to 12/31/2011	$9.72207	$9.19865	880,416
01/01/2012 to 12/31/2012	$9.19865	$10.00674	818,131
01/01/2013 to 12/31/2013	$10.00674	$11.81724	616,744
01/01/2014 to 12/31/2014	$11.81724	$12.21831	549,087
01/01/2015 to 12/31/2015	$12.21831	$11.89817	371,387
01/01/2016 to 12/31/2016	$11.89817	$12.42161	216,500
01/01/2017 to 12/31/2017	$12.42161	$13.82874	220,516
01/01/2018 to 12/31/2018	$13.82874	$12.87346	100,161
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.26612	$10.13685	753,947
01/01/2010 to 12/31/2010	$10.13685	$10.70877	651,819
01/01/2011 to 12/31/2011	$10.70877	$11.12710	602,850
01/01/2012 to 12/31/2012	$11.12710	$11.76049	540,991
01/01/2013 to 12/31/2013	$11.76049	$11.35319	435,041
01/01/2014 to 12/31/2014	$11.35319	$11.92691	406,212
01/01/2015 to 12/31/2015	$11.92691	$11.83294	293,232
01/01/2016 to 12/31/2016	$11.83294	$12.19403	207,172
01/01/2017 to 12/31/2017	$12.19403	$12.70463	191,014
01/01/2018 to 12/31/2018	$12.70463	$12.16733	224,306
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99288	$9.09989	50,551
01/01/2012 to 12/31/2012	$9.09989	$10.58732	49,135
01/01/2013 to 12/31/2013	$10.58732	$13.59585	63,587
01/01/2014 to 12/31/2014	$13.59585	$15.03324	49,550
01/01/2015 to 12/31/2015	$15.03324	$15.03697	28,925
01/01/2016 to 12/31/2016	$15.03697	$16.92013	27,448
01/01/2017 to 12/31/2017	$16.92013	$18.00462	20,466
01/01/2018 to 12/31/2018	$18.00462	$16.30625	11,167

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$10.52459	$13.16862	106,387
01/01/2010 to 12/31/2010	$13.16862	$13.58850	86,909
01/01/2011 to 12/31/2011	$13.58850	$13.84330	59,858
01/01/2012 to 12/31/2012	$13.84330	$16.40090	62,386
01/01/2013 to 12/31/2013	$16.40090	$22.58951	57,219
01/01/2014 to 12/31/2014	$22.58951	$26.49213	28,376
01/01/2015 to 12/31/2015	$26.49213	$26.78334	19,178
01/01/2016 to 12/31/2016	$26.78334	$23.24061	10,078
01/01/2017 to 12/31/2017	$23.24061	$26.38207	7,837
01/01/2018 to 12/31/2018	$26.38207	$26.08529	2,613
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04983	$9.74230	23,190
01/01/2013 to 12/31/2013	$9.74230	$13.08159	19,843
01/01/2014 to 12/31/2014	$13.08159	$13.85016	16,957
01/01/2015 to 12/31/2015	$13.85016	$13.73687	9,162
01/01/2016 to 12/31/2016	$13.73687	$13.56461	5,911
01/01/2017 to 12/31/2017	$13.56461	$16.28422	8,513
01/01/2018 to 12/31/2018	$16.28422	$15.06568	3,800
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.20769	$9.57539	0
01/01/2010 to 12/31/2010	$9.57539	$11.38328	0
01/01/2011 to 12/31/2011	$11.38328	$10.59219	0
01/01/2012 to 12/31/2012	$10.59219	$11.55069	0
01/01/2013 to 12/31/2013	$11.55069	$14.16613	0
01/01/2014 to 12/31/2014	$14.16613	$15.41712	0
01/01/2015 to 12/31/2015	$15.41712	$16.13838	0
01/01/2016 to 12/31/2016	$16.13838	$15.69684	0
01/01/2017 to 12/31/2017	$15.69684	$20.78872	0
01/01/2018 to 12/31/2018	$20.78872	$20.27802	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12636	$9.71543	59,150
01/01/2017 to 12/31/2017	$9.71543	$13.43486	56,811
01/01/2018 to 12/31/2018	$13.43486	$10.83322	31,814
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.12681	$10.92301	55,453
01/01/2010 to 12/31/2010	$10.92301	$12.20425	36,522
01/01/2011 to 12/31/2011	$12.20425	$10.17656	19,339
01/01/2012 to 12/31/2012	$10.17656	$12.20625	14,587
01/01/2013 to 12/31/2013	$12.20625	$14.21926	7,820
01/01/2014 to 12/31/2014	$14.21926	$13.13838	3,588
01/01/2015 to 12/31/2015	$13.13838	$13.30914	2,956
01/01/2016 to 12/31/2016	$13.30914	$12.57639	2,022
01/01/2017 to 12/31/2017	$12.57639	$16.73976	2,501
01/01/2018 to 12/31/2018	$16.73976	$14.30142	1,952

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.67525	$14.09426	111,815
01/01/2011 to 12/31/2011	$14.09426	$12.04609	75,328
01/01/2012 to 12/31/2012	$12.04609	$13.41981	70,838
01/01/2013 to 12/31/2013	$13.41981	$15.77358	51,146
01/01/2014 to 12/31/2014	$15.77358	$14.63877	40,672
01/01/2015 to 12/31/2015	$14.63877	$14.67531	31,807
01/01/2016 to 12/31/2016	$14.67531	$14.85066	22,851
01/01/2017 to 12/31/2017	$14.85066	$18.17245	18,390
01/01/2018 to 12/31/2018	$18.17245	$14.80478	12,615
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$15.09012	$18.99971	20,242
01/01/2011 to 12/31/2011	$18.99971	$17.62288	29,311
01/01/2012 to 12/31/2012	$17.62288	$20.85446	26,757
01/01/2013 to 12/31/2013	$20.85446	$28.65686	31,903
01/01/2014 to 12/31/2014	$28.65686	$29.23166	16,822
01/01/2015 to 12/31/2015	$29.23166	$29.11139	5,063
01/01/2016 to 12/31/2016	$29.11139	$28.74951	3,104
01/01/2017 to 12/31/2017	$28.74951	$38.02455	2,662
01/01/2018 to 12/31/2018	$38.02455	$37.45311	1,681
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59317	$12.22825	60,263
01/01/2011 to 12/31/2011	$12.22825	$11.46358	35,186
01/01/2012 to 12/31/2012	$11.46358	$12.14515	21,797
01/01/2013 to 12/31/2013	$12.14515	$17.91968	22,330
01/01/2014 to 12/31/2014	$17.91968	$17.26733	15,359
01/01/2015 to 12/31/2015	$17.26733	$16.47607	16,725
01/01/2016 to 12/31/2016	$16.47607	$17.45591	12,535
01/01/2017 to 12/31/2017	$17.45591	$21.57950	11,394
01/01/2018 to 12/31/2018	$21.57950	$21.45711	9,593
*Denotes the start date of these sub-accounts

Advanced Series Cornerstone
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO 60 bps and HAV 40 bps OR GRO Plus 2008 60 bps and HAV 40 bps (2.15%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.79818	$9.49784	11,207,973
01/01/2010 to 12/31/2010	$9.49784	$10.40560	10,629,323
01/01/2011 to 12/31/2011	$10.40560	$9.91149	8,503,821
01/01/2012 to 12/31/2012	$9.91149	$10.91684	8,408,411
01/01/2013 to 12/31/2013	$10.91684	$11.74768	7,673,814
01/01/2014 to 12/31/2014	$11.74768	$11.93407	6,609,428
01/01/2015 to 12/31/2015	$11.93407	$11.30152	5,054,739
01/01/2016 to 12/31/2016	$11.30152	$11.75981	3,999,455
01/01/2017 to 12/31/2017	$11.75981	$12.95588	3,293,604
01/01/2018 to 12/31/2018	$12.95588	$11.64463	1,809,868
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$7.80553	$9.64819	4,790,959
01/01/2010 to 12/31/2010	$9.64819	$10.73480	4,688,102
01/01/2011 to 12/31/2011	$10.73480	$10.51616	3,657,333
01/01/2012 to 12/31/2012	$10.51616	$11.69427	3,728,404
01/01/2013 to 12/31/2013	$11.69427	$13.33747	3,521,076
01/01/2014 to 12/31/2014	$13.33747	$13.84795	3,373,926
01/01/2015 to 12/31/2015	$13.84795	$13.65900	2,723,403
01/01/2016 to 12/31/2016	$13.65900	$14.31583	2,157,698
01/01/2017 to 12/31/2017	$14.31583	$16.38004	1,811,767
01/01/2018 to 12/31/2018	$16.38004	$15.08260	1,076,549
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99821	$11.59698	9,260
01/01/2014 to 12/31/2014	$11.59698	$12.84206	10,943
01/01/2015 to 12/31/2015	$12.84206	$12.78292	11,297
01/01/2016 to 12/31/2016	$12.78292	$13.84751	11,653
01/01/2017 to 12/31/2017	$13.84751	$16.55014	11,050
01/01/2018 to 12/31/2018	$16.55014	$14.87524	4,717
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.11287	$9.74058	7,745,284
01/01/2010 to 12/31/2010	$9.74058	$10.70496	7,266,419
01/01/2011 to 12/31/2011	$10.70496	$10.34794	5,714,960
01/01/2012 to 12/31/2012	$10.34794	$11.38829	5,660,006
01/01/2013 to 12/31/2013	$11.38829	$13.11020	5,499,705
01/01/2014 to 12/31/2014	$13.11020	$13.66503	4,984,001
01/01/2015 to 12/31/2015	$13.66503	$13.43487	4,480,745
01/01/2016 to 12/31/2016	$13.43487	$13.97471	3,774,067
01/01/2017 to 12/31/2017	$13.97471	$15.71351	3,327,808
01/01/2018 to 12/31/2018	$15.71351	$14.61531	2,259,693
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99821	$9.13559	134,294
01/01/2012 to 12/31/2012	$9.13559	$10.00229	295,136
01/01/2013 to 12/31/2013	$10.00229	$10.84949	256,009
01/01/2014 to 12/31/2014	$10.84949	$11.13593	239,758
01/01/2015 to 12/31/2015	$11.13593	$10.56951	275,949
01/01/2016 to 12/31/2016	$10.56951	$11.06264	247,608
01/01/2017 to 12/31/2017	$11.06264	$12.19072	199,823
01/01/2018 to 12/31/2018	$12.19072	$11.29756	139,364

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$10.93116	$11.46391	2,582,749
01/01/2010 to 12/31/2010	$11.46391	$11.65486	2,352,178
01/01/2011 to 12/31/2011	$11.65486	$11.66113	1,787,948
01/01/2012 to 12/31/2012	$11.66113	$11.94566	1,896,924
01/01/2013 to 12/31/2013	$11.94566	$11.43464	1,814,015
01/01/2014 to 12/31/2014	$11.43464	$11.17790	1,313,389
01/01/2015 to 12/31/2015	$11.17790	$10.99052	816,798
01/01/2016 to 12/31/2016	$10.99052	$10.93117	728,157
01/01/2017 to 12/31/2017	$10.93117	$10.87930	604,562
01/01/2018 to 12/31/2018	$10.87930	$10.72342	489,592
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$11.44250	$12.65994	5,204,934
01/01/2010 to 12/31/2010	$12.65994	$13.34381	5,710,336
01/01/2011 to 12/31/2011	$13.34381	$13.47242	4,089,867
01/01/2012 to 12/31/2012	$13.47242	$14.41124	4,424,264
01/01/2013 to 12/31/2013	$14.41124	$13.84239	3,714,092
01/01/2014 to 12/31/2014	$13.84239	$14.11789	2,781,801
01/01/2015 to 12/31/2015	$14.11789	$13.52313	2,167,549
01/01/2016 to 12/31/2016	$13.52313	$13.79245	1,761,475
01/01/2017 to 12/31/2017	$13.79245	$14.08540	1,603,309
01/01/2018 to 12/31/2018	$14.08540	$13.68997	1,197,781
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$9.92261	$9.66966	0
01/01/2010 to 12/31/2010	$9.66966	$10.52019	0
01/01/2011 to 12/31/2011	$10.52019	$11.69240	2,152
01/01/2012 to 12/31/2012	$11.69240	$12.09469	1,787
01/01/2013 to 12/31/2013	$12.09469	$11.46278	1,606
01/01/2014 to 12/31/2014	$11.46278	$11.51490	0
01/01/2015 to 12/31/2015	$11.51490	$11.35863	0
01/01/2016 to 12/31/2016	$11.35863	$11.29386	0
01/01/2017 to 12/31/2017	$11.29386	$11.13036	0
01/01/2018 to 12/31/2018	$11.13036	$10.97205	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$9.90539	$9.57044	0
01/01/2010 to 12/31/2010	$9.57044	$10.42868	0
01/01/2011 to 12/31/2011	$10.42868	$11.83490	0
01/01/2012 to 12/31/2012	$11.83490	$12.25857	1,427
01/01/2013 to 12/31/2013	$12.25857	$11.41545	1,341
01/01/2014 to 12/31/2014	$11.41545	$11.64641	1,112
01/01/2015 to 12/31/2015	$11.64641	$11.51802	1,521
01/01/2016 to 12/31/2016	$11.51802	$11.43395	1,599
01/01/2017 to 12/31/2017	$11.43395	$11.27381	1,264
01/01/2018 to 12/31/2018	$11.27381	$11.09265	0
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.88410	$9.24556	0
01/01/2010 to 12/31/2010	$9.24556	$10.11830	1,606
01/01/2011 to 12/31/2011	$10.11830	$11.75025	0
01/01/2012 to 12/31/2012	$11.75025	$12.22387	0
01/01/2013 to 12/31/2013	$12.22387	$11.18176	0
01/01/2014 to 12/31/2014	$11.18176	$11.61525	0
01/01/2015 to 12/31/2015	$11.61525	$11.53912	0
01/01/2016 to 12/31/2016	$11.53912	$11.51252	0
01/01/2017 to 12/31/2017	$11.51252	$11.36535	0
01/01/2018 to 12/31/2018	$11.36535	$11.15235	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99762	$10.96910	0
01/01/2011 to 12/31/2011	$10.96910	$12.91272	8,594
01/01/2012 to 12/31/2012	$12.91272	$13.49315	1,011
01/01/2013 to 12/31/2013	$13.49315	$12.27870	0
01/01/2014 to 12/31/2014	$12.27870	$12.93762	1,598
01/01/2015 to 12/31/2015	$12.93762	$12.88514	2,200
01/01/2016 to 12/31/2016	$12.88514	$12.86508	1,799
01/01/2017 to 12/31/2017	$12.86508	$12.78813	1,139
01/01/2018 to 12/31/2018	$12.78813	$12.52024	0
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99821	$11.97779	38,785
01/01/2012 to 12/31/2012	$11.97779	$12.40523	32,189
01/01/2013 to 12/31/2013	$12.40523	$10.95560	0
01/01/2014 to 12/31/2014	$10.95560	$11.83162	0
01/01/2015 to 12/31/2015	$11.83162	$11.82000	0
01/01/2016 to 12/31/2016	$11.82000	$11.77766	0
01/01/2017 to 12/31/2017	$11.77766	$11.70590	0
01/01/2018 to 12/31/2018	$11.70590	$11.43606	0
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99762	$10.36180	10,806
01/01/2013 to 12/31/2013	$10.36180	$9.10498	10,492
01/01/2014 to 12/31/2014	$9.10498	$10.03351	0
01/01/2015 to 12/31/2015	$10.03351	$10.08369	0
01/01/2016 to 12/31/2016	$10.08369	$10.05587	0
01/01/2017 to 12/31/2017	$10.05587	$10.00706	0
01/01/2018 to 12/31/2018	$10.00706	$9.76495	0
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99881	$8.71833	84,918
01/01/2014 to 12/31/2014	$8.71833	$9.77574	27,045
01/01/2015 to 12/31/2015	$9.77574	$9.83724	0
01/01/2016 to 12/31/2016	$9.83724	$9.80968	0
01/01/2017 to 12/31/2017	$9.80968	$9.76088	0
01/01/2018 to 12/31/2018	$9.76088	$9.48835	0
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99881	$11.26268	27,069
01/01/2015 to 12/31/2015	$11.26268	$11.24081	5,521
01/01/2016 to 12/31/2016	$11.24081	$11.27152	0
01/01/2017 to 12/31/2017	$11.27152	$11.23166	0
01/01/2018 to 12/31/2018	$11.23166	$10.90817	3,079
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99881	$9.90238	63,873
01/01/2016 to 12/31/2016	$9.90238	$9.89116	7,579
01/01/2017 to 12/31/2017	$9.89116	$9.91337	5,734
01/01/2018 to 12/31/2018	$9.91337	$9.59828	7,696
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99762	$9.84433	85,970
01/01/2017 to 12/31/2017	$9.84433	$9.89192	68,408
01/01/2018 to 12/31/2018	$9.89192	$9.55632	87,966
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99762	$10.00090	0
01/01/2018 to 12/31/2018	$10.00090	$9.58361	0
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99762	$9.62733	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.60976	$9.32629	15,163,970
01/01/2010 to 12/31/2010	$9.32629	$10.34654	13,739,380
01/01/2011 to 12/31/2011	$10.34654	$9.87877	10,350,363
01/01/2012 to 12/31/2012	$9.87877	$10.99256	10,445,990
01/01/2013 to 12/31/2013	$10.99256	$13.19589	10,870,252
01/01/2014 to 12/31/2014	$13.19589	$13.81536	9,392,480
01/01/2015 to 12/31/2015	$13.81536	$13.59052	8,038,908
01/01/2016 to 12/31/2016	$13.59052	$14.20815	6,483,394
01/01/2017 to 12/31/2017	$14.20815	$16.39083	5,870,964
01/01/2018 to 12/31/2018	$16.39083	$15.03937	3,733,717
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99821	$11.61237	16,828
01/01/2014 to 12/31/2014	$11.61237	$12.90918	68,728
01/01/2015 to 12/31/2015	$12.90918	$12.18049	57,140
01/01/2016 to 12/31/2016	$12.18049	$13.69453	94,652
01/01/2017 to 12/31/2017	$13.69453	$15.86715	105,851
01/01/2018 to 12/31/2018	$15.86715	$14.78437	79,975
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$12.00225	$18.10474	306,725
01/01/2010 to 12/31/2010	$18.10474	$22.79884	288,481
01/01/2011 to 12/31/2011	$22.79884	$23.77975	193,734
01/01/2012 to 12/31/2012	$23.77975	$26.83891	197,606
01/01/2013 to 12/31/2013	$26.83891	$27.08475	178,593
01/01/2014 to 12/31/2014	$27.08475	$34.69577	155,495
01/01/2015 to 12/31/2015	$34.69577	$35.59453	122,544
01/01/2016 to 12/31/2016	$35.59453	$36.50840	102,062
01/01/2017 to 12/31/2017	$36.50840	$37.95685	77,687
01/01/2018 to 12/31/2018	$37.95685	$35.37048	55,010
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$7.08441	$8.69527	5,923,242
01/01/2010 to 12/31/2010	$8.69527	$9.73043	3,965,780
01/01/2011 to 12/31/2011	$9.73043	$9.37836	3,258,099
01/01/2012 to 12/31/2012	$9.37836	$10.15237	3,289,698
01/01/2013 to 12/31/2013	$10.15237	$11.40048	3,161,914
01/01/2014 to 12/31/2014	$11.40048	$11.50704	2,856,810
01/01/2015 to 12/31/2015	$11.50704	$11.37119	2,507,047
01/01/2016 to 12/31/2016	$11.37119	$11.60049	2,140,760
01/01/2017 to 12/31/2017	$11.60049	$13.22161	1,711,446
01/01/2018 to 12/31/2018	$13.22161	$11.93392	1,033,424
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$5.70786	$8.06301	182,513
01/01/2010 to 12/31/2010	$8.06301	$9.48346	190,055
01/01/2011 to 12/31/2011	$9.48346	$8.81226	57,541
01/01/2012 to 12/31/2012	$8.81226	$10.93383	134,373
01/01/2013 to 12/31/2013	$10.93383	$11.16389	91,920
01/01/2014 to 12/31/2014	$11.16389	$12.44489	72,918
01/01/2015 to 12/31/2015	$12.44489	$12.16644	49,952
01/01/2016 to 12/31/2016	$12.16644	$12.01208	35,726
01/01/2017 to 12/31/2017	$12.01208	$13.03422	39,587
01/01/2018 to 12/31/2018	$13.03422	$12.15191	21,017

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.40556	$11.33142	2,664,194
01/01/2010 to 12/31/2010	$11.33142	$12.51676	2,372,948
01/01/2011 to 12/31/2011	$12.51676	$11.57210	1,666,771
01/01/2012 to 12/31/2012	$11.57210	$13.54974	1,529,492
01/01/2013 to 12/31/2013	$13.54974	$17.70579	1,393,130
01/01/2014 to 12/31/2014	$17.70579	$19.60036	1,020,816
01/01/2015 to 12/31/2015	$19.60036	$18.29262	901,731
01/01/2016 to 12/31/2016	$18.29262	$19.96626	744,192
01/01/2017 to 12/31/2017	$19.96626	$21.44247	687,352
01/01/2018 to 12/31/2018	$21.44247	$19.18996	537,537
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$11.97589	$16.04449	607,802
01/01/2010 to 12/31/2010	$16.04449	$18.81234	557,731
01/01/2011 to 12/31/2011	$18.81234	$17.86043	342,929
01/01/2012 to 12/31/2012	$17.86043	$20.90372	321,984
01/01/2013 to 12/31/2013	$20.90372	$27.03916	304,604
01/01/2014 to 12/31/2014	$27.03916	$29.50781	238,467
01/01/2015 to 12/31/2015	$29.50781	$27.23179	340,356
01/01/2016 to 12/31/2016	$27.23179	$27.08585	272,793
01/01/2017 to 12/31/2017	$27.08585	$33.68583	232,207
01/01/2018 to 12/31/2018	$33.68583	$31.52430	172,642
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$7.69683	$9.10048	1,347,384
01/01/2010 to 12/31/2010	$9.10048	$9.93761	1,364,893
01/01/2011 to 12/31/2011	$9.93761	$9.67508	1,229,638
01/01/2012 to 12/31/2012	$9.67508	$10.42578	1,305,920
01/01/2013 to 12/31/2013	$10.42578	$11.20360	1,216,347
01/01/2014 to 12/31/2014	$11.20360	$11.40582	1,063,900
01/01/2015 to 12/31/2015	$11.40582	$11.05906	894,532
01/01/2016 to 12/31/2016	$11.05906	$11.39058	707,805
01/01/2017 to 12/31/2017	$11.39058	$12.51541	741,717
01/01/2018 to 12/31/2018	$12.51541	$11.38056	441,092
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$12.46324	$15.96797	119,783
01/01/2010 to 12/31/2010	$15.96797	$19.80718	141,186
01/01/2011 to 12/31/2011	$19.80718	$19.63424	131,120
01/01/2012 to 12/31/2012	$19.63424	$22.22575	140,378
01/01/2013 to 12/31/2013	$22.22575	$30.18919	163,393
01/01/2014 to 12/31/2014	$30.18919	$31.66647	149,847
01/01/2015 to 12/31/2015	$31.66647	$29.28312	115,008
01/01/2016 to 12/31/2016	$29.28312	$35.62177	94,067
01/01/2017 to 12/31/2017	$35.62177	$39.10649	88,679
01/01/2018 to 12/31/2018	$39.10649	$32.87974	57,040
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.22073	$10.07959	12,146,856
01/01/2010 to 12/31/2010	$10.07959	$9.86536	6,882,027
01/01/2011 to 12/31/2011	$9.86536	$9.65581	5,117,204
01/01/2012 to 12/31/2012	$9.65581	$9.44866	4,297,530
01/01/2013 to 12/31/2013	$9.44866	$9.24557	2,996,051
01/01/2014 to 12/31/2014	$9.24557	$9.04679	2,433,060
01/01/2015 to 12/31/2015	$9.04679	$8.85224	1,874,405
01/01/2016 to 12/31/2016	$8.85224	$8.66243	1,494,779
01/01/2017 to 12/31/2017	$8.66243	$8.50568	1,142,626
01/01/2018 to 12/31/2018	$8.50568	$8.43012	928,494

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$10.99967	$13.73645	1,143,871
01/01/2010 to 12/31/2010	$13.73645	$15.25574	1,009,792
01/01/2011 to 12/31/2011	$15.25574	$15.40203	835,410
01/01/2012 to 12/31/2012	$15.40203	$17.16134	793,565
01/01/2013 to 12/31/2013	$17.16134	$17.99816	714,730
01/01/2014 to 12/31/2014	$17.99816	$18.06183	329,325
01/01/2015 to 12/31/2015	$18.06183	$17.04372	247,952
01/01/2016 to 12/31/2016	$17.04372	$19.24595	291,417
01/01/2017 to 12/31/2017	$19.24595	$20.24049	186,252
01/01/2018 to 12/31/2018	$20.24049	$19.40967	144,347
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.95528	$10.06096	809,232
01/01/2010 to 12/31/2010	$10.06096	$11.14024	664,968
01/01/2011 to 12/31/2011	$11.14024	$10.44497	452,521
01/01/2012 to 12/31/2012	$10.44497	$11.94590	468,308
01/01/2013 to 12/31/2013	$11.94590	$16.34864	481,548
01/01/2014 to 12/31/2014	$16.34864	$18.19626	457,496
01/01/2015 to 12/31/2015	$18.19626	$16.40984	332,074
01/01/2016 to 12/31/2016	$16.40984	$19.25114	279,173
01/01/2017 to 12/31/2017	$19.25114	$22.45406	247,161
01/01/2018 to 12/31/2018	$22.45406	$18.85958	179,660
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$11.73344	$15.34336	1,343,040
01/01/2010 to 12/31/2010	$15.34336	$17.19025	1,165,465
01/01/2011 to 12/31/2011	$17.19025	$14.64711	805,165
01/01/2012 to 12/31/2012	$14.64711	$17.25067	743,683
01/01/2013 to 12/31/2013	$17.25067	$20.09664	761,146
01/01/2014 to 12/31/2014	$20.09664	$18.57813	638,885
01/01/2015 to 12/31/2015	$18.57813	$18.75103	441,500
01/01/2016 to 12/31/2016	$18.75103	$17.65564	394,321
01/01/2017 to 12/31/2017	$17.65564	$23.39779	357,083
01/01/2018 to 12/31/2018	$23.39779	$19.84011	294,037
AST International Value Portfolio
05/01/2009 to 12/31/2009	$13.13299	$16.99807	489,840
01/01/2010 to 12/31/2010	$16.99807	$18.47627	430,398
01/01/2011 to 12/31/2011	$18.47627	$15.81061	259,005
01/01/2012 to 12/31/2012	$15.81061	$18.05020	242,791
01/01/2013 to 12/31/2013	$18.05020	$21.10059	231,907
01/01/2014 to 12/31/2014	$21.10059	$19.26279	178,589
01/01/2015 to 12/31/2015	$19.26279	$19.00264	158,158
01/01/2016 to 12/31/2016	$19.00264	$18.70301	146,507
01/01/2017 to 12/31/2017	$18.70301	$22.47728	111,572
01/01/2018 to 12/31/2018	$22.47728	$18.44264	88,087
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$10.71203	$11.63354	5,281,251
01/01/2010 to 12/31/2010	$11.63354	$12.61412	2,953,841
01/01/2011 to 12/31/2011	$12.61412	$13.87951	10,354,266
01/01/2012 to 12/31/2012	$13.87951	$14.85750	6,108,441
01/01/2013 to 12/31/2013	$14.85750	$14.07546	3,163,103
01/01/2014 to 12/31/2014	$14.07546	$14.69965	2,859,423
01/01/2015 to 12/31/2015	$14.69965	$14.55234	5,533,556
01/01/2016 to 12/31/2016	$14.55234	$14.83883	6,047,982
01/01/2017 to 12/31/2017	$14.83883	$15.14675	4,022,810
01/01/2018 to 12/31/2018	$15.14675	$14.77981	5,657,594

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$7.01948	$8.55762	1,369,348
01/01/2010 to 12/31/2010	$8.55762	$9.53072	1,265,070
01/01/2011 to 12/31/2011	$9.53072	$9.27296	1,022,423
01/01/2012 to 12/31/2012	$9.27296	$10.30576	1,012,823
01/01/2013 to 12/31/2013	$10.30576	$11.72611	910,867
01/01/2014 to 12/31/2014	$11.72611	$12.20436	865,421
01/01/2015 to 12/31/2015	$12.20436	$11.81687	764,920
01/01/2016 to 12/31/2016	$11.81687	$12.16665	679,107
01/01/2017 to 12/31/2017	$12.16665	$13.92460	667,302
01/01/2018 to 12/31/2018	$13.92460	$12.61933	424,993
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$11.58168	$15.53165	435,574
01/01/2010 to 12/31/2010	$15.53165	$16.28759	350,543
01/01/2011 to 12/31/2011	$16.28759	$14.47950	217,032
01/01/2012 to 12/31/2012	$14.47950	$17.27184	215,216
01/01/2013 to 12/31/2013	$17.27184	$19.49674	172,676
01/01/2014 to 12/31/2014	$19.49674	$17.86313	151,899
01/01/2015 to 12/31/2015	$17.86313	$16.99054	117,459
01/01/2016 to 12/31/2016	$16.99054	$16.94732	93,040
01/01/2017 to 12/31/2017	$16.94732	$21.49833	83,651
01/01/2018 to 12/31/2018	$21.49833	$17.35912	60,079
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$11.92524	$13.79540	3,266,838
01/01/2010 to 12/31/2010	$13.79540	$14.48691	2,933,444
01/01/2011 to 12/31/2011	$14.48691	$14.20908	2,229,285
01/01/2012 to 12/31/2012	$14.20908	$15.39349	2,080,207
01/01/2013 to 12/31/2013	$15.39349	$16.72439	1,918,532
01/01/2014 to 12/31/2014	$16.72439	$17.25648	1,799,880
01/01/2015 to 12/31/2015	$17.25648	$16.85472	1,516,718
01/01/2016 to 12/31/2016	$16.85472	$17.12617	1,268,649
01/01/2017 to 12/31/2017	$17.12617	$18.79383	1,033,657
01/01/2018 to 12/31/2018	$18.79383	$17.44496	526,551
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08360	$10.28372	7,486
01/01/2010 to 12/31/2010	$10.28372	$11.20148	32,266
01/01/2011 to 12/31/2011	$11.20148	$11.03366	28,245
01/01/2012 to 12/31/2012	$11.03366	$12.43584	97,638
01/01/2013 to 12/31/2013	$12.43584	$16.60948	73,922
01/01/2014 to 12/31/2014	$16.60948	$17.79711	109,154
01/01/2015 to 12/31/2015	$17.79711	$19.26649	143,786
01/01/2016 to 12/31/2016	$19.26649	$18.57704	86,621
01/01/2017 to 12/31/2017	$18.57704	$24.69234	86,929
01/01/2018 to 12/31/2018	$24.69234	$23.76931	68,354
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.43873	$11.98608	3,090,079
01/01/2010 to 12/31/2010	$11.98608	$14.04512	2,616,084
01/01/2011 to 12/31/2011	$14.04512	$13.61807	1,771,437
01/01/2012 to 12/31/2012	$13.61807	$14.95931	1,622,946
01/01/2013 to 12/31/2013	$14.95931	$19.99693	1,428,066
01/01/2014 to 12/31/2014	$19.99693	$21.63923	1,167,163
01/01/2015 to 12/31/2015	$21.63923	$23.30668	752,150
01/01/2016 to 12/31/2016	$23.30668	$24.07854	648,696
01/01/2017 to 12/31/2017	$24.07854	$31.33559	492,333
01/01/2018 to 12/31/2018	$31.33559	$29.83412	363,442

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$12.21064	$16.19386	276,351
01/01/2010 to 12/31/2010	$16.19386	$17.75478	238,050
01/01/2011 to 12/31/2011	$17.75478	$16.82940	179,604
01/01/2012 to 12/31/2012	$16.82940	$20.26745	201,263
01/01/2013 to 12/31/2013	$20.26745	$25.31230	217,101
01/01/2014 to 12/31/2014	$25.31230	$25.66731	196,242
01/01/2015 to 12/31/2015	$25.66731	$24.74747	176,751
01/01/2016 to 12/31/2016	$24.74747	$25.93882	149,000
01/01/2017 to 12/31/2017	$25.93882	$31.43403	135,187
01/01/2018 to 12/31/2018	$31.43403	$27.81643	92,677
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$9.70182	$11.74973	473,501
01/01/2010 to 12/31/2010	$11.74973	$12.96707	467,321
01/01/2011 to 12/31/2011	$12.96707	$12.61336	363,909
01/01/2012 to 12/31/2012	$12.61336	$14.45033	369,347
01/01/2013 to 12/31/2013	$14.45033	$19.32993	344,487
01/01/2014 to 12/31/2014	$19.32993	$20.56181	284,045
01/01/2015 to 12/31/2015	$20.56181	$21.57429	220,017
01/01/2016 to 12/31/2016	$21.57429	$21.51500	197,275
01/01/2017 to 12/31/2017	$21.51500	$27.51896	152,797
01/01/2018 to 12/31/2018	$27.51896	$27.50288	117,963
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99822	$10.17752	2,723
01/01/2013 to 12/31/2013	$10.17752	$13.39500	15,752
01/01/2014 to 12/31/2014	$13.39500	$14.44620	23,588
01/01/2015 to 12/31/2015	$14.44620	$14.03334	35,881
01/01/2016 to 12/31/2016	$14.03334	$15.57875	66,438
01/01/2017 to 12/31/2017	$15.57875	$17.88822	54,325
01/01/2018 to 12/31/2018	$17.88822	$15.72498	43,861
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$11.02241	$14.91583	838,895
01/01/2010 to 12/31/2010	$14.91583	$18.01585	700,594
01/01/2011 to 12/31/2011	$18.01585	$17.19112	464,573
01/01/2012 to 12/31/2012	$17.19112	$19.70215	429,488
01/01/2013 to 12/31/2013	$19.70215	$27.37734	444,297
01/01/2014 to 12/31/2014	$27.37734	$30.60632	352,321
01/01/2015 to 12/31/2015	$30.60632	$28.26005	257,291
01/01/2016 to 12/31/2016	$28.26005	$32.69519	210,504
01/01/2017 to 12/31/2017	$32.69519	$36.40592	194,207
01/01/2018 to 12/31/2018	$36.40592	$29.76178	149,033
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99822	$10.28812	340,875
01/01/2013 to 12/31/2013	$10.28812	$11.97118	346,152
01/01/2014 to 12/31/2014	$11.97118	$12.31571	281,320
01/01/2015 to 12/31/2015	$12.31571	$11.90126	269,136
01/01/2016 to 12/31/2016	$11.90126	$12.14926	221,853
01/01/2017 to 12/31/2017	$12.14926	$13.84950	200,465
01/01/2018 to 12/31/2018	$13.84950	$12.42880	169,298

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$6.16047	$9.06077	421,170
01/01/2010 to 12/31/2010	$9.06077	$10.84055	542,394
01/01/2011 to 12/31/2011	$10.84055	$8.45734	417,963
01/01/2012 to 12/31/2012	$8.45734	$9.75894	385,386
01/01/2013 to 12/31/2013	$9.75894	$9.57045	399,597
01/01/2014 to 12/31/2014	$9.57045	$8.92619	396,551
01/01/2015 to 12/31/2015	$8.92619	$7.27327	276,977
01/01/2016 to 12/31/2016	$7.27327	$7.99708	294,351
01/01/2017 to 12/31/2017	$7.99708	$9.88985	291,613
01/01/2018 to 12/31/2018	$9.88985	$8.31690	186,359
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$9.01268	$10.43345	6,348,245
01/01/2010 to 12/31/2010	$10.43345	$11.28844	6,327,981
01/01/2011 to 12/31/2011	$11.28844	$11.15610	5,779,801
01/01/2012 to 12/31/2012	$11.15610	$12.04835	5,731,747
01/01/2013 to 12/31/2013	$12.04835	$12.87537	5,144,078
01/01/2014 to 12/31/2014	$12.87537	$13.32619	4,225,182
01/01/2015 to 12/31/2015	$13.32619	$13.05846	3,572,301
01/01/2016 to 12/31/2016	$13.05846	$13.48444	3,175,800
01/01/2017 to 12/31/2017	$13.48444	$14.53209	2,819,311
01/01/2018 to 12/31/2018	$14.53209	$13.81415	2,022,344
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01813	$10.06185	8,347
01/01/2012 to 12/31/2012	$10.06185	$10.54515	55,118
01/01/2013 to 12/31/2013	$10.54515	$10.07983	62,739
01/01/2014 to 12/31/2014	$10.07983	$10.46093	257,118
01/01/2015 to 12/31/2015	$10.46093	$10.20855	197,638
01/01/2016 to 12/31/2016	$10.20855	$10.41006	206,182
01/01/2017 to 12/31/2017	$10.41006	$10.76453	169,754
01/01/2018 to 12/31/2018	$10.76453	$10.44621	94,113
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$6.68848	$8.13842	8,618,334
01/01/2010 to 12/31/2010	$8.13842	$9.47818	9,260,878
01/01/2011 to 12/31/2011	$9.47818	$8.69836	6,193,017
01/01/2012 to 12/31/2012	$8.69836	$9.61078	6,530,921
01/01/2013 to 12/31/2013	$9.61078	$11.00548	6,572,365
01/01/2014 to 12/31/2014	$11.00548	$11.75933	6,325,117
01/01/2015 to 12/31/2015	$11.75933	$11.43596	6,390,697
01/01/2016 to 12/31/2016	$11.43596	$12.32029	5,496,460
01/01/2017 to 12/31/2017	$12.32029	$13.99675	5,520,378
01/01/2018 to 12/31/2018	$13.99675	$12.65404	3,118,658
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99821	$11.63632	0
01/01/2014 to 12/31/2014	$11.63632	$13.12159	251
01/01/2015 to 12/31/2015	$13.12159	$13.03768	0
01/01/2016 to 12/31/2016	$13.03768	$14.14300	1,700
01/01/2017 to 12/31/2017	$14.14300	$16.80320	1,700
01/01/2018 to 12/31/2018	$16.80320	$15.26424	1,700

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$8.24982	$10.47854	205,387
01/01/2010 to 12/31/2010	$10.47854	$11.79647	174,362
01/01/2011 to 12/31/2011	$11.79647	$11.94238	171,366
01/01/2012 to 12/31/2012	$11.94238	$13.88258	220,342
01/01/2013 to 12/31/2013	$13.88258	$17.98926	206,431
01/01/2014 to 12/31/2014	$17.98926	$20.63260	188,800
01/01/2015 to 12/31/2015	$20.63260	$20.81074	178,018
01/01/2016 to 12/31/2016	$20.81074	$23.38772	148,951
01/01/2017 to 12/31/2017	$23.38772	$27.97879	105,023
01/01/2018 to 12/31/2018	$27.97879	$25.12472	81,923
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99821	$8.86947	0
01/01/2012 to 12/31/2012	$8.86947	$9.82046	0
01/01/2013 to 12/31/2013	$9.82046	$11.76164	3,198
01/01/2014 to 12/31/2014	$11.76164	$12.25695	14,051
01/01/2015 to 12/31/2015	$12.25695	$12.01147	55,490
01/01/2016 to 12/31/2016	$12.01147	$12.49686	43,785
01/01/2017 to 12/31/2017	$12.49686	$14.45338	20,898
01/01/2018 to 12/31/2018	$14.45338	$13.21781	2,917
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$7.22552	$8.58661	1,946,286
01/01/2010 to 12/31/2010	$8.58661	$9.40344	2,133,092
01/01/2011 to 12/31/2011	$9.40344	$9.03451	1,831,386
01/01/2012 to 12/31/2012	$9.03451	$9.74896	1,830,001
01/01/2013 to 12/31/2013	$9.74896	$10.72601	1,750,320
01/01/2014 to 12/31/2014	$10.72601	$11.03486	1,562,969
01/01/2015 to 12/31/2015	$11.03486	$10.77967	1,579,377
01/01/2016 to 12/31/2016	$10.77967	$11.05624	1,363,582
01/01/2017 to 12/31/2017	$11.05624	$12.57540	1,145,837
01/01/2018 to 12/31/2018	$12.57540	$11.33125	602,615
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$13.84437	$17.99986	521,277
01/01/2010 to 12/31/2010	$17.99986	$23.34559	423,460
01/01/2011 to 12/31/2011	$23.34559	$19.84901	324,222
01/01/2012 to 12/31/2012	$19.84901	$23.32023	310,819
01/01/2013 to 12/31/2013	$23.32023	$32.13192	250,923
01/01/2014 to 12/31/2014	$32.13192	$32.99461	213,264
01/01/2015 to 12/31/2015	$32.99461	$32.71617	151,066
01/01/2016 to 12/31/2016	$32.71617	$34.47915	125,354
01/01/2017 to 12/31/2017	$34.47915	$43.08271	122,355
01/01/2018 to 12/31/2018	$43.08271	$37.58033	90,815
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.93658	$11.72139	186,730
01/01/2010 to 12/31/2010	$11.72139	$15.64663	264,893
01/01/2011 to 12/31/2011	$15.64663	$15.16083	182,093
01/01/2012 to 12/31/2012	$15.16083	$16.64058	172,270
01/01/2013 to 12/31/2013	$16.64058	$22.01020	200,610
01/01/2014 to 12/31/2014	$22.01020	$22.35954	174,707
01/01/2015 to 12/31/2015	$22.35954	$22.05074	155,185
01/01/2016 to 12/31/2016	$22.05074	$24.18356	120,945
01/01/2017 to 12/31/2017	$24.18356	$29.32483	98,559
01/01/2018 to 12/31/2018	$29.32483	$26.27960	83,029

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$11.38421	$14.76098	1,180,211
01/01/2010 to 12/31/2010	$14.76098	$18.19847	935,910
01/01/2011 to 12/31/2011	$18.19847	$16.74344	565,384
01/01/2012 to 12/31/2012	$16.74344	$19.35820	534,857
01/01/2013 to 12/31/2013	$19.35820	$26.02684	476,457
01/01/2014 to 12/31/2014	$26.02684	$26.80905	347,094
01/01/2015 to 12/31/2015	$26.80905	$25.10205	224,932
01/01/2016 to 12/31/2016	$25.10205	$31.73706	197,007
01/01/2017 to 12/31/2017	$31.73706	$33.33826	151,737
01/01/2018 to 12/31/2018	$33.33826	$27.04784	129,215
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$11.22443	$13.57347	2,721,144
01/01/2010 to 12/31/2010	$13.57347	$14.81374	2,846,224
01/01/2011 to 12/31/2011	$14.81374	$14.78340	2,423,191
01/01/2012 to 12/31/2012	$14.78340	$16.41740	2,595,791
01/01/2013 to 12/31/2013	$16.41740	$18.76871	2,595,416
01/01/2014 to 12/31/2014	$18.76871	$19.44503	2,433,556
01/01/2015 to 12/31/2015	$19.44503	$19.03498	2,805,245
01/01/2016 to 12/31/2016	$19.03498	$20.03195	2,446,920
01/01/2017 to 12/31/2017	$20.03195	$22.62276	2,074,651
01/01/2018 to 12/31/2018	$22.62276	$20.95472	1,153,273
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.66559	$12.72990	837,581
01/01/2010 to 12/31/2010	$12.72990	$14.42576	711,463
01/01/2011 to 12/31/2011	$14.42576	$13.87680	598,916
01/01/2012 to 12/31/2012	$13.87680	$15.96548	653,972
01/01/2013 to 12/31/2013	$15.96548	$22.50036	628,642
01/01/2014 to 12/31/2014	$22.50036	$23.85412	505,132
01/01/2015 to 12/31/2015	$23.85412	$25.57821	425,037
01/01/2016 to 12/31/2016	$25.57821	$25.70500	323,916
01/01/2017 to 12/31/2017	$25.70500	$34.68387	272,052
01/01/2018 to 12/31/2018	$34.68387	$35.24622	208,535
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.13338	$12.79408	374,919
01/01/2010 to 12/31/2010	$12.79408	$14.07680	310,453
01/01/2011 to 12/31/2011	$14.07680	$13.70691	284,321
01/01/2012 to 12/31/2012	$13.70691	$15.20931	270,868
01/01/2013 to 12/31/2013	$15.20931	$20.03612	226,230
01/01/2014 to 12/31/2014	$20.03612	$19.91077	175,683
01/01/2015 to 12/31/2015	$19.91077	$18.30129	135,562
01/01/2016 to 12/31/2016	$18.30129	$19.00637	114,607
01/01/2017 to 12/31/2017	$19.00637	$21.67741	94,653
01/01/2018 to 12/31/2018	$21.67741	$19.14934	79,342
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$18.79872	$25.08797	470,364
01/01/2010 to 12/31/2010	$25.08797	$29.57006	467,764
01/01/2011 to 12/31/2011	$29.57006	$24.61857	319,269
01/01/2012 to 12/31/2012	$24.61857	$24.95964	303,164
01/01/2013 to 12/31/2013	$24.95964	$28.17955	235,730
01/01/2014 to 12/31/2014	$28.17955	$25.26809	196,542
01/01/2015 to 12/31/2015	$25.26809	$19.96426	140,538
01/01/2016 to 12/31/2016	$19.96426	$24.34481	128,301
01/01/2017 to 12/31/2017	$24.34481	$26.27827	97,713
01/01/2018 to 12/31/2018	$26.27827	$21.42836	65,063

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$11.92835	$13.21613	931,833
01/01/2010 to 12/31/2010	$13.21613	$13.67486	877,297
01/01/2011 to 12/31/2011	$13.67486	$13.93322	616,898
01/01/2012 to 12/31/2012	$13.93322	$14.34570	585,779
01/01/2013 to 12/31/2013	$14.34570	$13.51042	558,234
01/01/2014 to 12/31/2014	$13.51042	$13.29354	435,005
01/01/2015 to 12/31/2015	$13.29354	$12.40697	294,820
01/01/2016 to 12/31/2016	$12.40697	$12.66981	259,341
01/01/2017 to 12/31/2017	$12.66981	$12.65115	262,980
01/01/2018 to 12/31/2018	$12.65115	$12.62512	206,210
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$10.84823	$14.36588	185,529
01/01/2010 to 12/31/2010	$14.36588	$17.37591	200,372
01/01/2011 to 12/31/2011	$17.37591	$16.41602	140,968
01/01/2012 to 12/31/2012	$16.41602	$19.01987	139,599
01/01/2013 to 12/31/2013	$19.01987	$24.64403	117,259
01/01/2014 to 12/31/2014	$24.64403	$27.72396	103,642
01/01/2015 to 12/31/2015	$27.72396	$25.33514	85,935
01/01/2016 to 12/31/2016	$25.33514	$28.26141	67,319
01/01/2017 to 12/31/2017	$28.26141	$32.78018	37,282
01/01/2018 to 12/31/2018	$32.78018	$26.77128	26,708
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$6.78314	$8.59964	1,421,700
01/01/2010 to 12/31/2010	$8.59964	$9.64650	1,141,965
01/01/2011 to 12/31/2011	$9.64650	$9.11319	1,114,360
01/01/2012 to 12/31/2012	$9.11319	$9.89850	1,073,565
01/01/2013 to 12/31/2013	$9.89850	$11.67166	1,163,032
01/01/2014 to 12/31/2014	$11.67166	$12.04945	1,136,972
01/01/2015 to 12/31/2015	$12.04945	$11.71577	970,946
01/01/2016 to 12/31/2016	$11.71577	$12.21235	713,222
01/01/2017 to 12/31/2017	$12.21235	$13.57502	501,011
01/01/2018 to 12/31/2018	$13.57502	$12.61785	342,705
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.38775	$10.10405	1,027,692
01/01/2010 to 12/31/2010	$10.10405	$10.65780	827,868
01/01/2011 to 12/31/2011	$10.65780	$11.05729	856,005
01/01/2012 to 12/31/2012	$11.05729	$11.66876	921,389
01/01/2013 to 12/31/2013	$11.66876	$11.24755	742,274
01/01/2014 to 12/31/2014	$11.24755	$11.79785	845,940
01/01/2015 to 12/31/2015	$11.79785	$11.68700	751,937
01/01/2016 to 12/31/2016	$11.68700	$12.02529	715,196
01/01/2017 to 12/31/2017	$12.02529	$12.50967	670,907
01/01/2018 to 12/31/2018	$12.50967	$11.96212	815,648
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99283	$9.09048	33,662
01/01/2012 to 12/31/2012	$9.09048	$10.56008	53,507
01/01/2013 to 12/31/2013	$10.56008	$13.54011	54,173
01/01/2014 to 12/31/2014	$13.54011	$14.94858	58,829
01/01/2015 to 12/31/2015	$14.94858	$14.92944	53,325
01/01/2016 to 12/31/2016	$14.92944	$16.77345	54,747
01/01/2017 to 12/31/2017	$16.77345	$17.82122	26,803
01/01/2018 to 12/31/2018	$17.82122	$16.11530	12,948

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$10.16862	$13.02565	58,427
01/01/2010 to 12/31/2010	$13.02565	$13.42034	84,235
01/01/2011 to 12/31/2011	$13.42034	$13.65112	61,099
01/01/2012 to 12/31/2012	$13.65112	$16.14846	69,064
01/01/2013 to 12/31/2013	$16.14846	$22.20776	69,486
01/01/2014 to 12/31/2014	$22.20776	$26.00463	101,107
01/01/2015 to 12/31/2015	$26.00463	$26.25032	84,679
01/01/2016 to 12/31/2016	$26.25032	$22.74332	48,008
01/01/2017 to 12/31/2017	$22.74332	$25.77808	19,276
01/01/2018 to 12/31/2018	$25.77808	$25.44885	17,115
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04978	$9.73208	21,962
01/01/2013 to 12/31/2013	$9.73208	$13.04783	21,301
01/01/2014 to 12/31/2014	$13.04783	$13.79343	40,188
01/01/2015 to 12/31/2015	$13.79343	$13.65965	37,566
01/01/2016 to 12/31/2016	$13.65965	$13.46768	28,377
01/01/2017 to 12/31/2017	$13.46768	$16.14319	27,092
01/01/2018 to 12/31/2018	$16.14319	$14.91221	37,803
Invesco V.I. Technology Fund - Series I
05/01/2009 to 12/31/2009	$7.20892	$9.55327	0
01/01/2010 to 12/31/2010	$9.55327	$11.33979	0
01/01/2011 to 12/31/2011	$11.33979	$10.53558	0
01/01/2012 to 12/31/2012	$10.53558	$11.47129	0
01/01/2013 to 12/31/2013	$11.47129	$14.04713	0
01/01/2014 to 12/31/2014	$14.04713	$15.26425	0
01/01/2015 to 12/31/2015	$15.26425	$15.95400	0
01/01/2016 to 12/31/2016	$15.95400	$15.49386	0
01/01/2017 to 12/31/2017	$15.49386	$20.48874	0
01/01/2018 to 12/31/2018	$20.48874	$19.95464	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12632	$9.70945	89,513
01/01/2017 to 12/31/2017	$9.70945	$13.40598	70,366
01/01/2018 to 12/31/2018	$13.40598	$10.79328	60,038
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$8.20407	$10.83858	67,287
01/01/2010 to 12/31/2010	$10.83858	$12.09141	37,928
01/01/2011 to 12/31/2011	$12.09141	$10.06708	27,818
01/01/2012 to 12/31/2012	$10.06708	$12.05649	28,224
01/01/2013 to 12/31/2013	$12.05649	$14.02340	19,206
01/01/2014 to 12/31/2014	$14.02340	$12.93756	15,281
01/01/2015 to 12/31/2015	$12.93756	$13.08563	19,365
01/01/2016 to 12/31/2016	$13.08563	$12.34624	6,372
01/01/2017 to 12/31/2017	$12.34624	$16.40850	658
01/01/2018 to 12/31/2018	$16.40850	$13.99685	1,294

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$14.09500	$17.00341	114,482
01/01/2011 to 12/31/2011	$17.00341	$14.51025	121,166
01/01/2012 to 12/31/2012	$14.51025	$16.14010	75,836
01/01/2013 to 12/31/2013	$16.14010	$18.94220	66,421
01/01/2014 to 12/31/2014	$18.94220	$17.55244	49,297
01/01/2015 to 12/31/2015	$17.55244	$17.56932	43,388
01/01/2016 to 12/31/2016	$17.56932	$17.75221	37,491
01/01/2017 to 12/31/2017	$17.75221	$21.68994	25,983
01/01/2018 to 12/31/2018	$21.68994	$17.64318	19,919
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$14.91411	$18.76482	82,347
01/01/2011 to 12/31/2011	$18.76482	$17.37830	92,812
01/01/2012 to 12/31/2012	$17.37830	$20.53346	93,751
01/01/2013 to 12/31/2013	$20.53346	$28.17261	70,175
01/01/2014 to 12/31/2014	$28.17261	$28.69376	53,086
01/01/2015 to 12/31/2015	$28.69376	$28.53191	45,985
01/01/2016 to 12/31/2016	$28.53191	$28.13427	38,065
01/01/2017 to 12/31/2017	$28.13427	$37.15414	17,797
01/01/2018 to 12/31/2018	$37.15414	$36.53938	9,363
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59313	$12.21969	97,640
01/01/2011 to 12/31/2011	$12.21969	$11.43812	47,400
01/01/2012 to 12/31/2012	$11.43812	$12.09953	46,887
01/01/2013 to 12/31/2013	$12.09953	$17.82516	48,888
01/01/2014 to 12/31/2014	$17.82516	$17.14978	38,318
01/01/2015 to 12/31/2015	$17.14978	$16.33890	21,363
01/01/2016 to 12/31/2016	$16.33890	$17.28428	21,671
01/01/2017 to 12/31/2017	$17.28428	$21.33475	19,608
01/01/2018 to 12/31/2018	$21.33475	$21.18124	23,913
*Denotes the start date of these sub-accounts

Advanced Series Cornerstone
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With Lifetime Five/HD 5 and Combo 5% Roll-UP or Lifetime Five/HD 5 and HDV or Lifetime Five/HD 5, EBP II
and HAV OR HD GRO 60 bps and Combo DB OR HD GRO 60 bps, EBP and HAV OR GRO Plus 2008 60 bps and
Combo DB OR GRO Plus 2008, EBP and HAV (2.25%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.78062	$9.45814	74,798,204
01/01/2010 to 12/31/2010	$9.45814	$10.35156	72,644,706
01/01/2011 to 12/31/2011	$10.35156	$9.84994	61,319,650
01/01/2012 to 12/31/2012	$9.84994	$10.83790	57,128,002
01/01/2013 to 12/31/2013	$10.83790	$11.65077	50,094,174
01/01/2014 to 12/31/2014	$11.65077	$11.82354	43,460,769
01/01/2015 to 12/31/2015	$11.82354	$11.18545	35,546,064
01/01/2016 to 12/31/2016	$11.18545	$11.62708	24,834,197
01/01/2017 to 12/31/2017	$11.62708	$12.79662	16,373,530
01/01/2018 to 12/31/2018	$12.79662	$11.48951	12,117,690
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.79081	$9.61091	28,706,289
01/01/2010 to 12/31/2010	$9.61091	$10.68241	30,055,291
01/01/2011 to 12/31/2011	$10.68241	$10.45419	25,000,590
01/01/2012 to 12/31/2012	$10.45419	$11.61340	25,101,059
01/01/2013 to 12/31/2013	$11.61340	$13.23168	24,024,892
01/01/2014 to 12/31/2014	$13.23168	$13.72398	22,055,595
01/01/2015 to 12/31/2015	$13.72398	$13.52288	18,525,032
01/01/2016 to 12/31/2016	$13.52288	$14.15876	14,025,150
01/01/2017 to 12/31/2017	$14.15876	$16.18382	9,189,139
01/01/2018 to 12/31/2018	$16.18382	$14.88656	6,641,136
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.58881	732
01/01/2014 to 12/31/2014	$11.58881	$12.81986	6,256
01/01/2015 to 12/31/2015	$12.81986	$12.74783	3,619
01/01/2016 to 12/31/2016	$12.74783	$13.79544	6,341
01/01/2017 to 12/31/2017	$13.79544	$16.47114	8,253
01/01/2018 to 12/31/2018	$16.47114	$14.78902	3,961
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.04816	$9.69993	31,686,971
01/01/2010 to 12/31/2010	$9.69993	$10.64934	36,176,891
01/01/2011 to 12/31/2011	$10.64934	$10.28360	28,001,755
01/01/2012 to 12/31/2012	$10.28360	$11.30592	27,966,738
01/01/2013 to 12/31/2013	$11.30592	$13.00200	25,877,571
01/01/2014 to 12/31/2014	$13.00200	$13.53824	22,829,372
01/01/2015 to 12/31/2015	$13.53824	$13.29657	18,611,099
01/01/2016 to 12/31/2016	$13.29657	$13.81670	14,235,835
01/01/2017 to 12/31/2017	$13.81670	$15.52001	10,439,606
01/01/2018 to 12/31/2018	$15.52001	$14.42039	7,146,379
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99813	$9.12934	780,622
01/01/2012 to 12/31/2012	$9.12934	$9.98507	1,253,385
01/01/2013 to 12/31/2013	$9.98507	$10.81976	1,726,168
01/01/2014 to 12/31/2014	$10.81976	$11.09403	1,570,720
01/01/2015 to 12/31/2015	$11.09403	$10.51899	1,447,431
01/01/2016 to 12/31/2016	$10.51899	$10.99861	1,249,534
01/01/2017 to 12/31/2017	$10.99861	$12.10776	991,268
01/01/2018 to 12/31/2018	$12.10776	$11.20908	853,503

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$12.08671	$13.02347	7,445,388
01/01/2010 to 12/31/2010	$13.02347	$13.22684	7,123,302
01/01/2011 to 12/31/2011	$13.22684	$13.22045	5,625,465
01/01/2012 to 12/31/2012	$13.22045	$13.52923	5,727,313
01/01/2013 to 12/31/2013	$13.52923	$12.93732	5,935,675
01/01/2014 to 12/31/2014	$12.93732	$12.63408	5,489,212
01/01/2015 to 12/31/2015	$12.63408	$12.40959	3,496,883
01/01/2016 to 12/31/2016	$12.40959	$12.32984	2,971,950
01/01/2017 to 12/31/2017	$12.32984	$12.25859	2,744,955
01/01/2018 to 12/31/2018	$12.25859	$12.07065	2,221,969
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$13.45034	$15.32066	10,035,432
01/01/2010 to 12/31/2010	$15.32066	$16.13186	11,515,430
01/01/2011 to 12/31/2011	$16.13186	$16.27076	8,611,634
01/01/2012 to 12/31/2012	$16.27076	$17.38672	8,501,917
01/01/2013 to 12/31/2013	$17.38672	$16.68323	7,966,223
01/01/2014 to 12/31/2014	$16.68323	$16.99789	6,878,242
01/01/2015 to 12/31/2015	$16.99789	$16.26518	5,589,579
01/01/2016 to 12/31/2016	$16.26518	$16.57224	4,424,913
01/01/2017 to 12/31/2017	$16.57224	$16.90705	3,862,418
01/01/2018 to 12/31/2018	$16.90705	$16.41549	3,367,761
AST Bond Portfolio 2018
01/01/2009 to 12/31/2009	$11.98345	$11.00507	648,900
01/01/2010 to 12/31/2010	$11.00507	$11.96080	380,587
01/01/2011 to 12/31/2011	$11.96080	$13.27983	18,091,824
01/01/2012 to 12/31/2012	$13.27983	$13.72250	11,790,403
01/01/2013 to 12/31/2013	$13.72250	$12.99219	4,617,331
01/01/2014 to 12/31/2014	$12.99219	$13.03799	2,404,974
01/01/2015 to 12/31/2015	$13.03799	$12.84793	1,756,047
01/01/2016 to 12/31/2016	$12.84793	$12.76158	1,278,943
01/01/2017 to 12/31/2017	$12.76158	$12.56423	1,645,086
01/01/2018 to 12/31/2018	$12.56423	$12.37291	0
AST Bond Portfolio 2019
01/01/2009 to 12/31/2009	$12.05203	$10.87358	975,406
01/01/2010 to 12/31/2010	$10.87358	$11.83651	825,635
01/01/2011 to 12/31/2011	$11.83651	$13.41879	493,191
01/01/2012 to 12/31/2012	$13.41879	$13.88487	5,116,240
01/01/2013 to 12/31/2013	$13.88487	$12.91675	2,901,825
01/01/2014 to 12/31/2014	$12.91675	$13.16450	1,609,704
01/01/2015 to 12/31/2015	$13.16450	$13.00610	1,377,772
01/01/2016 to 12/31/2016	$13.00610	$12.89801	1,126,796
01/01/2017 to 12/31/2017	$12.89801	$12.70451	847,400
01/01/2018 to 12/31/2018	$12.70451	$12.48730	2,148,333
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99875	$8.74851	23,608
01/01/2010 to 12/31/2010	$8.74851	$9.56453	1,680,903
01/01/2011 to 12/31/2011	$9.56453	$11.09584	404,480
01/01/2012 to 12/31/2012	$11.09584	$11.53121	92,420
01/01/2013 to 12/31/2013	$11.53121	$10.53720	7,694,304
01/01/2014 to 12/31/2014	$10.53720	$10.93454	4,819,894
01/01/2015 to 12/31/2015	$10.93454	$10.85175	4,640,460
01/01/2016 to 12/31/2016	$10.85175	$10.81571	3,592,183
01/01/2017 to 12/31/2017	$10.81571	$10.66655	1,714,892
01/01/2018 to 12/31/2018	$10.66655	$10.45592	1,584,414

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99751	$10.95792	1,406,400
01/01/2011 to 12/31/2011	$10.95792	$12.88634	16,469,682
01/01/2012 to 12/31/2012	$12.88634	$13.45163	7,323,210
01/01/2013 to 12/31/2013	$13.45163	$12.22846	927,728
01/01/2014 to 12/31/2014	$12.22846	$12.87138	6,633,381
01/01/2015 to 12/31/2015	$12.87138	$12.80615	6,833,648
01/01/2016 to 12/31/2016	$12.80615	$12.77323	4,695,140
01/01/2017 to 12/31/2017	$12.77323	$12.68386	2,044,893
01/01/2018 to 12/31/2018	$12.68386	$12.40526	1,511,590
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99813	$11.96567	6,285,340
01/01/2012 to 12/31/2012	$11.96567	$12.37998	9,408,401
01/01/2013 to 12/31/2013	$12.37998	$10.92199	1,386,073
01/01/2014 to 12/31/2014	$10.92199	$11.78335	837,634
01/01/2015 to 12/31/2015	$11.78335	$11.75968	5,222,668
01/01/2016 to 12/31/2016	$11.75968	$11.70566	4,736,074
01/01/2017 to 12/31/2017	$11.70566	$11.62259	1,933,127
01/01/2018 to 12/31/2018	$11.62259	$11.34296	1,523,336
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99751	$10.35126	3,237,048
01/01/2013 to 12/31/2013	$10.35126	$9.08632	14,801,913
01/01/2014 to 12/31/2014	$9.08632	$10.00273	4,961,244
01/01/2015 to 12/31/2015	$10.00273	$10.04246	1,040,932
01/01/2016 to 12/31/2016	$10.04246	$10.00460	1,912,486
01/01/2017 to 12/31/2017	$10.00460	$9.94586	899,611
01/01/2018 to 12/31/2018	$9.94586	$9.69525	837,167
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99875	$8.70947	6,630,745
01/01/2014 to 12/31/2014	$8.70947	$9.75579	5,457,145
01/01/2015 to 12/31/2015	$9.75579	$9.80724	234,639
01/01/2016 to 12/31/2016	$9.80724	$9.76974	46,803
01/01/2017 to 12/31/2017	$9.76974	$9.71118	2,079,541
01/01/2018 to 12/31/2018	$9.71118	$9.43047	2,716,195
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99875	$11.25113	2,355,714
01/01/2015 to 12/31/2015	$11.25113	$11.21771	11,698,029
01/01/2016 to 12/31/2016	$11.21771	$11.23691	1,095,110
01/01/2017 to 12/31/2017	$11.23691	$11.18572	335,227
01/01/2018 to 12/31/2018	$11.18572	$10.85243	3,961,836
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99875	$9.89229	2,690,626
01/01/2016 to 12/31/2016	$9.89229	$9.87108	8,150,607
01/01/2017 to 12/31/2017	$9.87108	$9.88313	4,500,780
01/01/2018 to 12/31/2018	$9.88313	$9.55919	4,343,063
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99751	$9.83428	7,237,779
01/01/2017 to 12/31/2017	$9.83428	$9.87160	4,336,330
01/01/2018 to 12/31/2018	$9.87160	$9.52683	3,751,637
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99751	$9.99078	212,979
01/01/2018 to 12/31/2018	$9.99078	$9.56405	1,420,574
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99751	$9.61738	331,804

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.58086	$9.28741	102,077,908
01/01/2010 to 12/31/2010	$9.28741	$10.29270	101,267,042
01/01/2011 to 12/31/2011	$10.29270	$9.81735	83,369,592
01/01/2012 to 12/31/2012	$9.81735	$10.91297	79,395,120
01/01/2013 to 12/31/2013	$10.91297	$13.08696	79,105,525
01/01/2014 to 12/31/2014	$13.08696	$13.68741	73,075,410
01/01/2015 to 12/31/2015	$13.68741	$13.45079	61,297,367
01/01/2016 to 12/31/2016	$13.45079	$14.04775	44,563,530
01/01/2017 to 12/31/2017	$14.04775	$16.18929	29,729,923
01/01/2018 to 12/31/2018	$16.18929	$14.83908	21,932,089
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99813	$11.60224	26,928
01/01/2014 to 12/31/2014	$11.60224	$12.88470	71,443
01/01/2015 to 12/31/2015	$12.88470	$12.14491	63,048
01/01/2016 to 12/31/2016	$12.14491	$13.64051	103,503
01/01/2017 to 12/31/2017	$13.64051	$15.78842	105,371
01/01/2018 to 12/31/2018	$15.78842	$14.69587	57,125
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$10.52222	$13.56929	335,750
01/01/2010 to 12/31/2010	$13.56929	$17.06995	391,589
01/01/2011 to 12/31/2011	$17.06995	$17.78627	219,652
01/01/2012 to 12/31/2012	$17.78627	$20.05378	251,456
01/01/2013 to 12/31/2013	$20.05378	$20.21676	222,435
01/01/2014 to 12/31/2014	$20.21676	$25.87128	175,435
01/01/2015 to 12/31/2015	$25.87128	$26.51426	137,109
01/01/2016 to 12/31/2016	$26.51426	$27.16726	93,066
01/01/2017 to 12/31/2017	$27.16726	$28.21630	65,467
01/01/2018 to 12/31/2018	$28.21630	$26.26653	35,166
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.15461	$8.66173	25,641,694
01/01/2010 to 12/31/2010	$8.66173	$9.68308	27,635,371
01/01/2011 to 12/31/2011	$9.68308	$9.32308	23,184,216
01/01/2012 to 12/31/2012	$9.32308	$10.08212	21,922,626
01/01/2013 to 12/31/2013	$10.08212	$11.30998	19,964,859
01/01/2014 to 12/31/2014	$11.30998	$11.40390	16,669,866
01/01/2015 to 12/31/2015	$11.40390	$11.25772	14,014,163
01/01/2016 to 12/31/2016	$11.25772	$11.47308	10,417,196
01/01/2017 to 12/31/2017	$11.47308	$13.06310	6,780,442
01/01/2018 to 12/31/2018	$13.06310	$11.77874	4,800,032
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.09647	$8.05091	70,669
01/01/2010 to 12/31/2010	$8.05091	$9.45957	218,068
01/01/2011 to 12/31/2011	$9.45957	$8.78115	99,905
01/01/2012 to 12/31/2012	$8.78115	$10.88404	126,250
01/01/2013 to 12/31/2013	$10.88404	$11.10163	140,444
01/01/2014 to 12/31/2014	$11.10163	$12.36289	98,667
01/01/2015 to 12/31/2015	$12.36289	$12.07388	60,233
01/01/2016 to 12/31/2016	$12.07388	$11.90852	33,972
01/01/2017 to 12/31/2017	$11.90852	$12.90860	30,606
01/01/2018 to 12/31/2018	$12.90860	$12.02231	12,565

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.49878	$8.73649	14,472,445
01/01/2010 to 12/31/2010	$8.73649	$9.64058	13,447,482
01/01/2011 to 12/31/2011	$9.64058	$8.90390	11,688,804
01/01/2012 to 12/31/2012	$8.90390	$10.41489	10,262,995
01/01/2013 to 12/31/2013	$10.41489	$13.59543	8,689,937
01/01/2014 to 12/31/2014	$13.59543	$15.03483	7,139,424
01/01/2015 to 12/31/2015	$15.03483	$14.01737	6,343,609
01/01/2016 to 12/31/2016	$14.01737	$15.28414	5,194,687
01/01/2017 to 12/31/2017	$15.28414	$16.39738	4,443,625
01/01/2018 to 12/31/2018	$16.39738	$14.65978	3,896,628
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$3.04521	$4.67618	4,863,161
01/01/2010 to 12/31/2010	$4.67618	$5.47729	5,034,524
01/01/2011 to 12/31/2011	$5.47729	$5.19481	3,140,160
01/01/2012 to 12/31/2012	$5.19481	$6.07370	3,004,326
01/01/2013 to 12/31/2013	$6.07370	$7.84834	2,696,246
01/01/2014 to 12/31/2014	$7.84834	$8.55616	2,236,250
01/01/2015 to 12/31/2015	$8.55616	$7.88820	3,649,291
01/01/2016 to 12/31/2016	$7.88820	$7.83794	2,612,615
01/01/2017 to 12/31/2017	$7.83794	$9.73787	2,209,417
01/01/2018 to 12/31/2018	$9.73787	$9.10371	1,291,347
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.52918	$9.08077	4,079,583
01/01/2010 to 12/31/2010	$9.08077	$9.90600	4,803,274
01/01/2011 to 12/31/2011	$9.90600	$9.63436	3,645,383
01/01/2012 to 12/31/2012	$9.63436	$10.37119	3,718,760
01/01/2013 to 12/31/2013	$10.37119	$11.13344	3,112,862
01/01/2014 to 12/31/2014	$11.13344	$11.32279	2,777,468
01/01/2015 to 12/31/2015	$11.32279	$10.96737	2,580,058
01/01/2016 to 12/31/2016	$10.96737	$11.28475	1,743,949
01/01/2017 to 12/31/2017	$11.28475	$12.38660	1,744,721
01/01/2018 to 12/31/2018	$12.38660	$11.25189	1,045,521
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$15.31327	$18.98745	152,310
01/01/2010 to 12/31/2010	$18.98745	$23.52850	278,005
01/01/2011 to 12/31/2011	$23.52850	$23.29929	145,006
01/01/2012 to 12/31/2012	$23.29929	$26.34768	152,708
01/01/2013 to 12/31/2013	$26.34768	$35.75138	270,835
01/01/2014 to 12/31/2014	$35.75138	$37.46245	362,203
01/01/2015 to 12/31/2015	$37.46245	$34.60743	260,693
01/01/2016 to 12/31/2016	$34.60743	$42.05562	173,199
01/01/2017 to 12/31/2017	$42.05562	$46.12270	108,494
01/01/2018 to 12/31/2018	$46.12270	$38.73868	43,776
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$10.53057	$10.31903	3,829,439
01/01/2010 to 12/31/2010	$10.31903	$10.08935	3,509,980
01/01/2011 to 12/31/2011	$10.08935	$9.86499	2,513,603
01/01/2012 to 12/31/2012	$9.86499	$9.64348	1,652,100
01/01/2013 to 12/31/2013	$9.64348	$9.42647	856,838
01/01/2014 to 12/31/2014	$9.42647	$9.21425	693,229
01/01/2015 to 12/31/2015	$9.21425	$9.00703	369,983
01/01/2016 to 12/31/2016	$9.00703	$8.80484	286,582
01/01/2017 to 12/31/2017	$8.80484	$8.63651	227,838
01/01/2018 to 12/31/2018	$8.63651	$8.55091	148,690

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$8.94460	$11.85201	795,835
01/01/2010 to 12/31/2010	$11.85201	$13.14939	1,105,972
01/01/2011 to 12/31/2011	$13.14939	$13.26192	726,173
01/01/2012 to 12/31/2012	$13.26192	$14.76171	739,423
01/01/2013 to 12/31/2013	$14.76171	$15.46575	468,596
01/01/2014 to 12/31/2014	$15.46575	$15.50443	325,221
01/01/2015 to 12/31/2015	$15.50443	$14.61545	240,183
01/01/2016 to 12/31/2016	$14.61545	$16.48714	225,450
01/01/2017 to 12/31/2017	$16.48714	$17.32125	209,276
01/01/2018 to 12/31/2018	$17.32125	$16.59313	141,883
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$6.38846	$7.45826	5,641,907
01/01/2010 to 12/31/2010	$7.45826	$8.24994	5,357,208
01/01/2011 to 12/31/2011	$8.24994	$7.72711	4,506,463
01/01/2012 to 12/31/2012	$7.72711	$8.82835	4,545,454
01/01/2013 to 12/31/2013	$8.82835	$12.06976	4,488,390
01/01/2014 to 12/31/2014	$12.06976	$13.42009	3,896,707
01/01/2015 to 12/31/2015	$13.42009	$12.09010	2,887,412
01/01/2016 to 12/31/2016	$12.09010	$14.16892	2,310,484
01/01/2017 to 12/31/2017	$14.16892	$16.50943	1,691,893
01/01/2018 to 12/31/2018	$16.50943	$13.85222	1,386,766
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$12.00219	$15.87227	5,162,536
01/01/2010 to 12/31/2010	$15.87227	$17.76467	5,317,631
01/01/2011 to 12/31/2011	$17.76467	$15.12110	4,477,136
01/01/2012 to 12/31/2012	$15.12110	$17.79064	3,891,676
01/01/2013 to 12/31/2013	$17.79064	$20.70444	3,800,682
01/01/2014 to 12/31/2014	$20.70444	$19.12036	3,578,372
01/01/2015 to 12/31/2015	$19.12036	$19.27849	2,103,579
01/01/2016 to 12/31/2016	$19.27849	$18.13375	1,890,366
01/01/2017 to 12/31/2017	$18.13375	$24.00694	1,458,822
01/01/2018 to 12/31/2018	$24.00694	$20.33567	1,300,896
AST International Value Portfolio
01/01/2009 to 12/31/2009	$5.83552	$7.44396	2,910,615
01/01/2010 to 12/31/2010	$7.44396	$8.08298	2,881,182
01/01/2011 to 12/31/2011	$8.08298	$6.90976	2,224,758
01/01/2012 to 12/31/2012	$6.90976	$7.88041	2,382,592
01/01/2013 to 12/31/2013	$7.88041	$9.20275	2,248,809
01/01/2014 to 12/31/2014	$9.20275	$8.39265	2,071,047
01/01/2015 to 12/31/2015	$8.39265	$8.27087	1,892,132
01/01/2016 to 12/31/2016	$8.27087	$8.13215	1,531,420
01/01/2017 to 12/31/2017	$8.13215	$9.76324	1,267,714
01/01/2018 to 12/31/2018	$9.76324	$8.00248	1,051,693
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.90500	$11.86463	315,474
01/01/2010 to 12/31/2010	$11.86463	$12.85153	158,509
01/01/2011 to 12/31/2011	$12.85153	$14.12630	1,389,924
01/01/2012 to 12/31/2012	$14.12630	$15.10606	740,615
01/01/2013 to 12/31/2013	$15.10606	$14.29631	401,220
01/01/2014 to 12/31/2014	$14.29631	$14.91502	369,385
01/01/2015 to 12/31/2015	$14.91502	$14.75049	868,724
01/01/2016 to 12/31/2016	$14.75049	$15.02561	1,012,916
01/01/2017 to 12/31/2017	$15.02561	$15.32186	710,598
01/01/2018 to 12/31/2018	$15.32186	$14.93540	1,469,173

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.89657	$8.53921	2,955,116
01/01/2010 to 12/31/2010	$8.53921	$9.50054	4,214,114
01/01/2011 to 12/31/2011	$9.50054	$9.23421	4,056,199
01/01/2012 to 12/31/2012	$9.23421	$10.25220	3,777,976
01/01/2013 to 12/31/2013	$10.25220	$11.65328	3,647,582
01/01/2014 to 12/31/2014	$11.65328	$12.11613	3,110,763
01/01/2015 to 12/31/2015	$12.11613	$11.71950	2,628,174
01/01/2016 to 12/31/2016	$11.71950	$12.05405	2,059,029
01/01/2017 to 12/31/2017	$12.05405	$13.78154	1,827,415
01/01/2018 to 12/31/2018	$13.78154	$12.47671	1,104,829
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$6.27937	$8.34041	1,395,597
01/01/2010 to 12/31/2010	$8.34041	$8.73737	1,243,521
01/01/2011 to 12/31/2011	$8.73737	$7.75947	828,367
01/01/2012 to 12/31/2012	$7.75947	$9.24639	957,141
01/01/2013 to 12/31/2013	$9.24639	$10.42676	725,002
01/01/2014 to 12/31/2014	$10.42676	$9.54332	635,427
01/01/2015 to 12/31/2015	$9.54332	$9.06778	411,043
01/01/2016 to 12/31/2016	$9.06778	$9.03541	317,096
01/01/2017 to 12/31/2017	$9.03541	$11.45002	259,168
01/01/2018 to 12/31/2018	$11.45002	$9.23602	230,670
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$8.30753	$9.90881	16,862,953
01/01/2010 to 12/31/2010	$9.90881	$10.39476	14,390,403
01/01/2011 to 12/31/2011	$10.39476	$10.18494	11,488,876
01/01/2012 to 12/31/2012	$10.18494	$11.02272	11,036,008
01/01/2013 to 12/31/2013	$11.02272	$11.96335	9,644,359
01/01/2014 to 12/31/2014	$11.96335	$12.33142	8,597,748
01/01/2015 to 12/31/2015	$12.33142	$12.03201	7,147,756
01/01/2016 to 12/31/2016	$12.03201	$12.21332	5,755,210
01/01/2017 to 12/31/2017	$12.21332	$13.38891	3,827,488
01/01/2018 to 12/31/2018	$13.38891	$12.41520	2,404,195
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08352	$10.28233	2,718
01/01/2010 to 12/31/2010	$10.28233	$11.18844	66,303
01/01/2011 to 12/31/2011	$11.18844	$11.00947	59,147
01/01/2012 to 12/31/2012	$11.00947	$12.39568	88,918
01/01/2013 to 12/31/2013	$12.39568	$16.53892	83,391
01/01/2014 to 12/31/2014	$16.53892	$17.70338	50,039
01/01/2015 to 12/31/2015	$17.70338	$19.14540	38,909
01/01/2016 to 12/31/2016	$19.14540	$18.44148	15,970
01/01/2017 to 12/31/2017	$18.44148	$24.48718	19,861
01/01/2018 to 12/31/2018	$24.48718	$23.54755	14,714
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$6.24776	$7.92454	19,929,998
01/01/2010 to 12/31/2010	$7.92454	$9.27639	19,072,610
01/01/2011 to 12/31/2011	$9.27639	$8.98512	15,345,638
01/01/2012 to 12/31/2012	$8.98512	$9.85996	13,995,736
01/01/2013 to 12/31/2013	$9.85996	$13.16681	11,607,162
01/01/2014 to 12/31/2014	$13.16681	$14.23353	10,090,656
01/01/2015 to 12/31/2015	$14.23353	$15.31460	6,066,819
01/01/2016 to 12/31/2016	$15.31460	$15.80565	5,091,448
01/01/2017 to 12/31/2017	$15.80565	$20.54828	3,961,439
01/01/2018 to 12/31/2018	$20.54828	$19.54358	3,062,054

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$9.23984	$11.87756	567,835
01/01/2010 to 12/31/2010	$11.87756	$13.00909	483,477
01/01/2011 to 12/31/2011	$13.00909	$12.31845	303,934
01/01/2012 to 12/31/2012	$12.31845	$14.81979	422,214
01/01/2013 to 12/31/2013	$14.81979	$18.48969	1,295,919
01/01/2014 to 12/31/2014	$18.48969	$18.72980	1,511,472
01/01/2015 to 12/31/2015	$18.72980	$18.04009	1,298,354
01/01/2016 to 12/31/2016	$18.04009	$18.88930	929,784
01/01/2017 to 12/31/2017	$18.88930	$22.86772	697,640
01/01/2018 to 12/31/2018	$22.86772	$20.21514	295,326
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$5.24253	$6.37002	2,663,189
01/01/2010 to 12/31/2010	$6.37002	$7.02283	2,436,368
01/01/2011 to 12/31/2011	$7.02283	$6.82421	2,244,120
01/01/2012 to 12/31/2012	$6.82421	$7.81006	2,554,207
01/01/2013 to 12/31/2013	$7.81006	$10.43665	1,927,045
01/01/2014 to 12/31/2014	$10.43665	$11.09036	1,693,296
01/01/2015 to 12/31/2015	$11.09036	$11.62447	1,101,246
01/01/2016 to 12/31/2016	$11.62447	$11.58066	890,600
01/01/2017 to 12/31/2017	$11.58066	$14.79726	668,389
01/01/2018 to 12/31/2018	$14.79726	$14.77344	495,145
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99813	$10.17367	2,038
01/01/2013 to 12/31/2013	$10.17367	$13.37631	77,680
01/01/2014 to 12/31/2014	$13.37631	$14.41134	67,044
01/01/2015 to 12/31/2015	$14.41134	$13.98522	187,407
01/01/2016 to 12/31/2016	$13.98522	$15.50947	182,344
01/01/2017 to 12/31/2017	$15.50947	$17.79054	111,854
01/01/2018 to 12/31/2018	$17.79054	$15.62303	33,506
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$10.79309	$14.83833	2,033,956
01/01/2010 to 12/31/2010	$14.83833	$17.90394	1,807,620
01/01/2011 to 12/31/2011	$17.90394	$17.06684	1,391,570
01/01/2012 to 12/31/2012	$17.06684	$19.53957	1,265,150
01/01/2013 to 12/31/2013	$19.53957	$27.12378	1,148,147
01/01/2014 to 12/31/2014	$27.12378	$30.29178	907,394
01/01/2015 to 12/31/2015	$30.29178	$27.94101	510,649
01/01/2016 to 12/31/2016	$27.94101	$32.29313	436,919
01/01/2017 to 12/31/2017	$32.29313	$35.92146	387,090
01/01/2018 to 12/31/2018	$35.92146	$29.33559	321,402
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99813	$10.28099	1,342,661
01/01/2013 to 12/31/2013	$10.28099	$11.95058	1,330,658
01/01/2014 to 12/31/2014	$11.95058	$12.28195	1,249,904
01/01/2015 to 12/31/2015	$12.28195	$11.85649	1,054,991
01/01/2016 to 12/31/2016	$11.85649	$12.09127	834,743
01/01/2017 to 12/31/2017	$12.09127	$13.76942	701,963
01/01/2018 to 12/31/2018	$13.76942	$12.34419	589,723

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.55846	$9.04744	557,293
01/01/2010 to 12/31/2010	$9.04744	$10.81345	1,043,494
01/01/2011 to 12/31/2011	$10.81345	$8.42757	371,919
01/01/2012 to 12/31/2012	$8.42757	$9.71464	363,440
01/01/2013 to 12/31/2013	$9.71464	$9.51728	245,395
01/01/2014 to 12/31/2014	$9.51728	$8.86738	242,536
01/01/2015 to 12/31/2015	$8.86738	$7.21796	123,385
01/01/2016 to 12/31/2016	$7.21796	$7.92808	94,117
01/01/2017 to 12/31/2017	$7.92808	$9.79451	110,498
01/01/2018 to 12/31/2018	$9.79451	$8.22823	61,985
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.85466	$10.38983	39,603,313
01/01/2010 to 12/31/2010	$10.38983	$11.22977	43,592,221
01/01/2011 to 12/31/2011	$11.22977	$11.08693	40,512,789
01/01/2012 to 12/31/2012	$11.08693	$11.96141	38,896,095
01/01/2013 to 12/31/2013	$11.96141	$12.76928	28,415,848
01/01/2014 to 12/31/2014	$12.76928	$13.20282	24,934,568
01/01/2015 to 12/31/2015	$13.20282	$12.92424	20,064,346
01/01/2016 to 12/31/2016	$12.92424	$13.33222	14,853,519
01/01/2017 to 12/31/2017	$13.33222	$14.35326	10,333,001
01/01/2018 to 12/31/2018	$14.35326	$13.63012	7,519,877
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01805	$10.06003	354,554
01/01/2012 to 12/31/2012	$10.06003	$10.53243	87,533
01/01/2013 to 12/31/2013	$10.53243	$10.05728	108,451
01/01/2014 to 12/31/2014	$10.05728	$10.42685	141,348
01/01/2015 to 12/31/2015	$10.42685	$10.16496	128,461
01/01/2016 to 12/31/2016	$10.16496	$10.35507	149,871
01/01/2017 to 12/31/2017	$10.35507	$10.69676	139,888
01/01/2018 to 12/31/2018	$10.69676	$10.36973	68,257
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.58331	$8.10670	33,343,551
01/01/2010 to 12/31/2010	$8.10670	$9.43152	36,130,309
01/01/2011 to 12/31/2011	$9.43152	$8.64667	29,569,330
01/01/2012 to 12/31/2012	$8.64667	$9.54383	28,016,813
01/01/2013 to 12/31/2013	$9.54383	$10.91754	25,282,194
01/01/2014 to 12/31/2014	$10.91754	$11.65342	23,806,304
01/01/2015 to 12/31/2015	$11.65342	$11.32143	23,081,260
01/01/2016 to 12/31/2016	$11.32143	$12.18450	18,505,001
01/01/2017 to 12/31/2017	$12.18450	$13.82834	16,545,351
01/01/2018 to 12/31/2018	$13.82834	$12.48889	10,675,741
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99813	$11.62827	3,137
01/01/2014 to 12/31/2014	$11.62827	$13.09910	3,335
01/01/2015 to 12/31/2015	$13.09910	$13.00202	7,932
01/01/2016 to 12/31/2016	$13.00202	$14.08995	7,306
01/01/2017 to 12/31/2017	$14.08995	$16.72314	6,780
01/01/2018 to 12/31/2018	$16.72314	$15.17582	6,030

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$5.71453	$6.80494	393,269
01/01/2010 to 12/31/2010	$6.80494	$7.65297	483,015
01/01/2011 to 12/31/2011	$7.65297	$7.73980	442,995
01/01/2012 to 12/31/2012	$7.73980	$8.98801	570,731
01/01/2013 to 12/31/2013	$8.98801	$11.63492	406,718
01/01/2014 to 12/31/2014	$11.63492	$13.33084	334,672
01/01/2015 to 12/31/2015	$13.33084	$13.43217	261,184
01/01/2016 to 12/31/2016	$13.43217	$15.08002	255,451
01/01/2017 to 12/31/2017	$15.08002	$18.02189	320,043
01/01/2018 to 12/31/2018	$18.02189	$16.16683	196,730
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99813	$8.86337	29,403
01/01/2012 to 12/31/2012	$8.86337	$9.80351	248,767
01/01/2013 to 12/31/2013	$9.80351	$11.72940	444,569
01/01/2014 to 12/31/2014	$11.72940	$12.21082	333,965
01/01/2015 to 12/31/2015	$12.21082	$11.95408	274,265
01/01/2016 to 12/31/2016	$11.95408	$12.42449	170,319
01/01/2017 to 12/31/2017	$12.42449	$14.35506	171,532
01/01/2018 to 12/31/2018	$14.35506	$13.11439	156,148
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.10371	$8.56791	3,975,651
01/01/2010 to 12/31/2010	$8.56791	$9.37326	5,406,914
01/01/2011 to 12/31/2011	$9.37326	$8.99623	4,727,624
01/01/2012 to 12/31/2012	$8.99623	$9.69769	4,685,920
01/01/2013 to 12/31/2013	$9.69769	$10.65871	3,760,110
01/01/2014 to 12/31/2014	$10.65871	$10.95431	3,483,272
01/01/2015 to 12/31/2015	$10.95431	$10.69005	4,191,459
01/01/2016 to 12/31/2016	$10.69005	$10.95321	3,033,334
01/01/2017 to 12/31/2017	$10.95321	$12.44553	2,451,643
01/01/2018 to 12/31/2018	$12.44553	$11.20266	1,582,841
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$6.80256	$8.82141	3,992,101
01/01/2010 to 12/31/2010	$8.82141	$11.42949	4,161,419
01/01/2011 to 12/31/2011	$11.42949	$9.70769	3,304,315
01/01/2012 to 12/31/2012	$9.70769	$11.39381	2,853,534
01/01/2013 to 12/31/2013	$11.39381	$15.68297	2,397,251
01/01/2014 to 12/31/2014	$15.68297	$16.08747	2,091,369
01/01/2015 to 12/31/2015	$16.08747	$15.93537	1,240,688
01/01/2016 to 12/31/2016	$15.93537	$16.77697	1,026,785
01/01/2017 to 12/31/2017	$16.77697	$20.94194	807,398
01/01/2018 to 12/31/2018	$20.94194	$18.24849	666,252
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$11.11909	$14.55424	668,952
01/01/2010 to 12/31/2010	$14.55424	$19.40814	917,014
01/01/2011 to 12/31/2011	$19.40814	$18.78635	589,865
01/01/2012 to 12/31/2012	$18.78635	$20.59886	573,869
01/01/2013 to 12/31/2013	$20.59886	$27.21805	508,770
01/01/2014 to 12/31/2014	$27.21805	$27.62169	407,639
01/01/2015 to 12/31/2015	$27.62169	$27.21230	315,024
01/01/2016 to 12/31/2016	$27.21230	$29.81400	239,743
01/01/2017 to 12/31/2017	$29.81400	$36.11541	181,427
01/01/2018 to 12/31/2018	$36.11541	$32.33159	132,894

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$12.30710	$15.27828	3,254,555
01/01/2010 to 12/31/2010	$15.27828	$18.81690	3,434,943
01/01/2011 to 12/31/2011	$18.81690	$17.29477	2,484,653
01/01/2012 to 12/31/2012	$17.29477	$19.97516	2,219,180
01/01/2013 to 12/31/2013	$19.97516	$26.82883	1,906,166
01/01/2014 to 12/31/2014	$26.82883	$27.60674	1,632,713
01/01/2015 to 12/31/2015	$27.60674	$25.82243	1,085,073
01/01/2016 to 12/31/2016	$25.82243	$32.61473	822,067
01/01/2017 to 12/31/2017	$32.61473	$34.22530	652,001
01/01/2018 to 12/31/2018	$34.22530	$27.73893	572,983
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.63692	$11.69410	11,957,974
01/01/2010 to 12/31/2010	$11.69410	$12.74966	13,631,064
01/01/2011 to 12/31/2011	$12.74966	$12.71046	12,152,747
01/01/2012 to 12/31/2012	$12.71046	$14.10093	13,448,271
01/01/2013 to 12/31/2013	$14.10093	$16.10391	14,623,778
01/01/2014 to 12/31/2014	$16.10391	$16.66717	13,796,133
01/01/2015 to 12/31/2015	$16.66717	$16.29902	13,278,474
01/01/2016 to 12/31/2016	$16.29902	$17.13505	11,407,744
01/01/2017 to 12/31/2017	$17.13505	$19.33146	7,579,750
01/01/2018 to 12/31/2018	$19.33146	$17.88762	4,929,112
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$4.26859	$6.39958	9,157,180
01/01/2010 to 12/31/2010	$6.39958	$7.24476	8,869,616
01/01/2011 to 12/31/2011	$7.24476	$6.96201	6,383,742
01/01/2012 to 12/31/2012	$6.96201	$8.00177	5,841,181
01/01/2013 to 12/31/2013	$8.00177	$11.26548	6,683,387
01/01/2014 to 12/31/2014	$11.26548	$11.93099	6,037,079
01/01/2015 to 12/31/2015	$11.93099	$12.78026	4,752,130
01/01/2016 to 12/31/2016	$12.78026	$12.83050	3,508,170
01/01/2017 to 12/31/2017	$12.83050	$17.29460	2,333,089
01/01/2018 to 12/31/2018	$17.29460	$17.55687	1,513,378
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.26020	$9.54859	955,597
01/01/2010 to 12/31/2010	$9.54859	$10.49517	2,241,213
01/01/2011 to 12/31/2011	$10.49517	$10.20884	930,254
01/01/2012 to 12/31/2012	$10.20884	$11.31608	944,041
01/01/2013 to 12/31/2013	$11.31608	$14.89210	723,861
01/01/2014 to 12/31/2014	$14.89210	$14.78379	586,897
01/01/2015 to 12/31/2015	$14.78379	$13.57491	434,041
01/01/2016 to 12/31/2016	$13.57491	$14.08333	328,297
01/01/2017 to 12/31/2017	$14.08333	$16.04615	274,439
01/01/2018 to 12/31/2018	$16.04615	$14.16022	193,383
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$14.06932	$20.53964	479,835
01/01/2010 to 12/31/2010	$20.53964	$24.18441	624,332
01/01/2011 to 12/31/2011	$24.18441	$20.11412	353,699
01/01/2012 to 12/31/2012	$20.11412	$20.37178	293,997
01/01/2013 to 12/31/2013	$20.37178	$22.97628	181,940
01/01/2014 to 12/31/2014	$22.97628	$20.58132	153,441
01/01/2015 to 12/31/2015	$20.58132	$16.24465	80,946
01/01/2016 to 12/31/2016	$16.24465	$19.78889	54,896
01/01/2017 to 12/31/2017	$19.78889	$21.33874	56,535
01/01/2018 to 12/31/2018	$21.33874	$17.38253	26,959

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$13.93194	$15.26836	2,184,589
01/01/2010 to 12/31/2010	$15.26836	$15.78213	2,318,146
01/01/2011 to 12/31/2011	$15.78213	$16.06388	1,633,647
01/01/2012 to 12/31/2012	$16.06388	$16.52244	1,630,360
01/01/2013 to 12/31/2013	$16.52244	$15.54443	1,781,434
01/01/2014 to 12/31/2014	$15.54443	$15.27922	1,590,303
01/01/2015 to 12/31/2015	$15.27922	$14.24570	874,427
01/01/2016 to 12/31/2016	$14.24570	$14.53266	771,150
01/01/2017 to 12/31/2017	$14.53266	$14.49649	770,843
01/01/2018 to 12/31/2018	$14.49649	$14.45173	622,653
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$7.79155	$10.57780	511,219
01/01/2010 to 12/31/2010	$10.57780	$12.78103	1,099,827
01/01/2011 to 12/31/2011	$12.78103	$12.06268	585,815
01/01/2012 to 12/31/2012	$12.06268	$13.96164	602,157
01/01/2013 to 12/31/2013	$13.96164	$18.07155	542,756
01/01/2014 to 12/31/2014	$18.07155	$20.30931	399,163
01/01/2015 to 12/31/2015	$20.30931	$18.54033	197,101
01/01/2016 to 12/31/2016	$18.54033	$20.66070	179,917
01/01/2017 to 12/31/2017	$20.66070	$23.93981	142,288
01/01/2018 to 12/31/2018	$23.93981	$19.53126	95,413
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$6.82145	$8.56376	1,598,005
01/01/2010 to 12/31/2010	$8.56376	$9.59643	1,997,421
01/01/2011 to 12/31/2011	$9.59643	$9.05669	1,672,695
01/01/2012 to 12/31/2012	$9.05669	$9.82706	2,234,971
01/01/2013 to 12/31/2013	$9.82706	$11.57551	3,669,386
01/01/2014 to 12/31/2014	$11.57551	$11.93784	4,145,886
01/01/2015 to 12/31/2015	$11.93784	$11.59534	3,684,238
01/01/2016 to 12/31/2016	$11.59534	$12.07467	2,647,688
01/01/2017 to 12/31/2017	$12.07467	$13.40827	1,983,918
01/01/2018 to 12/31/2018	$13.40827	$12.45000	1,290,490
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.23964	$10.08215	3,504,626
01/01/2010 to 12/31/2010	$10.08215	$10.62386	5,328,912
01/01/2011 to 12/31/2011	$10.62386	$11.01090	3,326,989
01/01/2012 to 12/31/2012	$11.01090	$11.60800	3,229,309
01/01/2013 to 12/31/2013	$11.60800	$11.17736	4,743,456
01/01/2014 to 12/31/2014	$11.17736	$11.71224	4,701,504
01/01/2015 to 12/31/2015	$11.71224	$11.59029	3,770,755
01/01/2016 to 12/31/2016	$11.59029	$11.91355	2,853,434
01/01/2017 to 12/31/2017	$11.91355	$12.38079	2,555,906
01/01/2018 to 12/31/2018	$12.38079	$11.82678	2,405,526
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99281	$9.08414	26,832
01/01/2012 to 12/31/2012	$9.08414	$10.54202	22,517
01/01/2013 to 12/31/2013	$10.54202	$13.50321	58,273
01/01/2014 to 12/31/2014	$13.50321	$14.89266	33,109
01/01/2015 to 12/31/2015	$14.89266	$14.85842	23,878
01/01/2016 to 12/31/2016	$14.85842	$16.67664	18,504
01/01/2017 to 12/31/2017	$16.67664	$17.70034	16,741
01/01/2018 to 12/31/2018	$17.70034	$15.98945	6,660

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$9.46636	$11.81422	37,731
01/01/2010 to 12/31/2010	$11.81422	$12.15985	40,741
01/01/2011 to 12/31/2011	$12.15985	$12.35638	13,976
01/01/2012 to 12/31/2012	$12.35638	$14.60184	18,372
01/01/2013 to 12/31/2013	$14.60184	$20.06023	10,123
01/01/2014 to 12/31/2014	$20.06023	$23.46594	11,326
01/01/2015 to 12/31/2015	$23.46594	$23.66337	6,354
01/01/2016 to 12/31/2016	$23.66337	$20.48108	4,143
01/01/2017 to 12/31/2017	$20.48108	$23.19031	4,026
01/01/2018 to 12/31/2018	$23.19031	$22.87055	2,140
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04976	$9.72531	17,085
01/01/2013 to 12/31/2013	$9.72531	$13.02541	9,944
01/01/2014 to 12/31/2014	$13.02541	$13.75557	14,900
01/01/2015 to 12/31/2015	$13.75557	$13.60821	9,629
01/01/2016 to 12/31/2016	$13.60821	$13.40337	3,806
01/01/2017 to 12/31/2017	$13.40337	$16.04975	3,531
01/01/2018 to 12/31/2018	$16.04975	$14.81069	2,503
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$6.19953	$9.53851	0
01/01/2010 to 12/31/2010	$9.53851	$11.31064	0
01/01/2011 to 12/31/2011	$11.31064	$10.49781	0
01/01/2012 to 12/31/2012	$10.49781	$11.41844	0
01/01/2013 to 12/31/2013	$11.41844	$13.96813	0
01/01/2014 to 12/31/2014	$13.96813	$15.16288	0
01/01/2015 to 12/31/2015	$15.16288	$15.83189	0
01/01/2016 to 12/31/2016	$15.83189	$15.35961	0
01/01/2017 to 12/31/2017	$15.35961	$20.29049	0
01/01/2018 to 12/31/2018	$20.29049	$19.74125	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12629	$9.70541	39,682
01/01/2017 to 12/31/2017	$9.70541	$13.38687	29,260
01/01/2018 to 12/31/2018	$13.38687	$10.76669	13,626
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.04284	$10.78241	17,242
01/01/2010 to 12/31/2010	$10.78241	$12.01642	9,331
01/01/2011 to 12/31/2011	$12.01642	$9.99439	9,860
01/01/2012 to 12/31/2012	$9.99439	$11.95721	21,897
01/01/2013 to 12/31/2013	$11.95721	$13.89363	27,627
01/01/2014 to 12/31/2014	$13.89363	$12.80478	20,250
01/01/2015 to 12/31/2015	$12.80478	$12.93807	19,140
01/01/2016 to 12/31/2016	$12.93807	$12.19461	14,846
01/01/2017 to 12/31/2017	$12.19461	$16.19050	12,735
01/01/2018 to 12/31/2018	$16.19050	$13.79670	11,293

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.68966	$14.09507	42,309
01/01/2011 to 12/31/2011	$14.09507	$12.01602	16,879
01/01/2012 to 12/31/2012	$12.01602	$13.35208	17,702
01/01/2013 to 12/31/2013	$13.35208	$15.65408	12,515
01/01/2014 to 12/31/2014	$15.65408	$14.49062	5,838
01/01/2015 to 12/31/2015	$14.49062	$14.48977	3,089
01/01/2016 to 12/31/2016	$14.48977	$14.62573	1,928
01/01/2017 to 12/31/2017	$14.62573	$17.85171	22,291
01/01/2018 to 12/31/2018	$17.85171	$14.50609	21,843
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$10.08671	$12.68514	26,995
01/01/2011 to 12/31/2011	$12.68514	$11.73598	37,288
01/01/2012 to 12/31/2012	$11.73598	$13.85251	17,376
01/01/2013 to 12/31/2013	$13.85251	$18.98660	12,261
01/01/2014 to 12/31/2014	$18.98660	$19.31802	13,143
01/01/2015 to 12/31/2015	$19.31802	$19.18944	7,981
01/01/2016 to 12/31/2016	$19.18944	$18.90272	2,727
01/01/2017 to 12/31/2017	$18.90272	$24.93750	3,841
01/01/2018 to 12/31/2018	$24.93750	$24.49971	2,311
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59310	$12.21387	10,504
01/01/2011 to 12/31/2011	$12.21387	$11.42106	8,312
01/01/2012 to 12/31/2012	$11.42106	$12.06906	5,649
01/01/2013 to 12/31/2013	$12.06906	$17.76211	1,815
01/01/2014 to 12/31/2014	$17.76211	$17.07165	566
01/01/2015 to 12/31/2015	$17.07165	$16.24776	1,073
01/01/2016 to 12/31/2016	$16.24776	$17.17022	686
01/01/2017 to 12/31/2017	$17.17022	$21.17240	3,295
01/01/2018 to 12/31/2018	$21.17240	$20.99834	2,959
*Denotes the start date of these sub-accounts

Advanced Series Cornerstone
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: With HD GRO 60 bps, EBP and Combo DB (2.50%)

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.70345	$9.36008	9,176,774
01/01/2010 to 12/31/2010	$9.36008	$10.21808	9,120,739
01/01/2011 to 12/31/2011	$10.21808	$9.69819	8,340,337
01/01/2012 to 12/31/2012	$9.69819	$10.64361	7,854,561
01/01/2013 to 12/31/2013	$10.64361	$11.41259	6,845,548
01/01/2014 to 12/31/2014	$11.41259	$11.55218	6,075,373
01/01/2015 to 12/31/2015	$11.55218	$10.90077	4,857,888
01/01/2016 to 12/31/2016	$10.90077	$11.30236	3,297,580
01/01/2017 to 12/31/2017	$11.30236	$12.40753	2,051,980
01/01/2018 to 12/31/2018	$12.40753	$11.11157	1,445,641
AST Advanced Strategies Portfolio
05/01/2009 to 12/31/2009	$7.71865	$9.51803	4,725,412
01/01/2010 to 12/31/2010	$9.51803	$10.55223	4,623,037
01/01/2011 to 12/31/2011	$10.55223	$10.30044	4,359,824
01/01/2012 to 12/31/2012	$10.30044	$11.41328	4,314,692
01/01/2013 to 12/31/2013	$11.41328	$12.97044	4,074,934
01/01/2014 to 12/31/2014	$12.97044	$13.41871	3,833,133
01/01/2015 to 12/31/2015	$13.41871	$13.18825	3,156,725
01/01/2016 to 12/31/2016	$13.18825	$13.77319	2,244,638
01/01/2017 to 12/31/2017	$13.77319	$15.70309	1,301,649
01/01/2018 to 12/31/2018	$15.70309	$14.40723	985,030
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99792	$11.56858	0
01/01/2014 to 12/31/2014	$11.56858	$12.76476	0
01/01/2015 to 12/31/2015	$12.76476	$12.66052	30
01/01/2016 to 12/31/2016	$12.66052	$13.66614	14
01/01/2017 to 12/31/2017	$13.66614	$16.27514	23
01/01/2018 to 12/31/2018	$16.27514	$14.57544	0
AST Balanced Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.01410	$9.59901	4,400,120
01/01/2010 to 12/31/2010	$9.59901	$10.51165	4,724,825
01/01/2011 to 12/31/2011	$10.51165	$10.12467	4,223,929
01/01/2012 to 12/31/2012	$10.12467	$11.10269	4,042,723
01/01/2013 to 12/31/2013	$11.10269	$12.73560	4,062,273
01/01/2014 to 12/31/2014	$12.73560	$13.22709	3,984,593
01/01/2015 to 12/31/2015	$13.22709	$12.95779	3,491,769
01/01/2016 to 12/31/2016	$12.95779	$13.43034	3,107,463
01/01/2017 to 12/31/2017	$13.43034	$15.04749	2,199,860
01/01/2018 to 12/31/2018	$15.04749	$13.94540	1,693,997
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99792	$9.11369	261,629
01/01/2012 to 12/31/2012	$9.11369	$9.94251	374,853
01/01/2013 to 12/31/2013	$9.94251	$10.74607	390,980
01/01/2014 to 12/31/2014	$10.74607	$10.99031	302,001
01/01/2015 to 12/31/2015	$10.99031	$10.39400	259,756
01/01/2016 to 12/31/2016	$10.39400	$10.84017	224,808
01/01/2017 to 12/31/2017	$10.84017	$11.90300	193,499
01/01/2018 to 12/31/2018	$11.90300	$10.99125	171,441

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
05/01/2009 to 12/31/2009	$10.53311	$11.01997	933,753
01/01/2010 to 12/31/2010	$11.01997	$11.16344	827,745
01/01/2011 to 12/31/2011	$11.16344	$11.12958	670,827
01/01/2012 to 12/31/2012	$11.12958	$11.36034	603,657
01/01/2013 to 12/31/2013	$11.36034	$10.83556	605,138
01/01/2014 to 12/31/2014	$10.83556	$10.55445	503,829
01/01/2015 to 12/31/2015	$10.55445	$10.34036	341,455
01/01/2016 to 12/31/2016	$10.34036	$10.24748	285,098
01/01/2017 to 12/31/2017	$10.24748	$10.16243	262,569
01/01/2018 to 12/31/2018	$10.16243	$9.98089	215,907
AST BlackRock/Loomis Sayles Bond Portfolio
05/01/2009 to 12/31/2009	$10.80130	$11.92190	1,076,268
01/01/2010 to 12/31/2010	$11.92190	$12.52113	1,380,066
01/01/2011 to 12/31/2011	$12.52113	$12.59677	915,620
01/01/2012 to 12/31/2012	$12.59677	$13.42622	1,036,977
01/01/2013 to 12/31/2013	$13.42622	$12.85004	923,481
01/01/2014 to 12/31/2014	$12.85004	$13.05893	633,059
01/01/2015 to 12/31/2015	$13.05893	$12.46412	488,166
01/01/2016 to 12/31/2016	$12.46412	$12.66710	379,885
01/01/2017 to 12/31/2017	$12.66710	$12.89000	329,321
01/01/2018 to 12/31/2018	$12.89000	$12.48311	217,799
AST Bond Portfolio 2018
05/01/2009 to 12/31/2009	$11.26433	$10.95092	702,534
01/01/2010 to 12/31/2010	$10.95092	$11.87154	463,157
01/01/2011 to 12/31/2011	$11.87154	$13.14725	1,874,973
01/01/2012 to 12/31/2012	$13.14725	$13.55072	1,622,917
01/01/2013 to 12/31/2013	$13.55072	$12.79663	671,718
01/01/2014 to 12/31/2014	$12.79663	$12.80883	406,548
01/01/2015 to 12/31/2015	$12.80883	$12.58977	380,943
01/01/2016 to 12/31/2016	$12.58977	$12.47324	264,011
01/01/2017 to 12/31/2017	$12.47324	$12.24890	503,866
01/01/2018 to 12/31/2018	$12.24890	$12.03161	0
AST Bond Portfolio 2019
05/01/2009 to 12/31/2009	$11.22557	$10.82009	397,542
01/01/2010 to 12/31/2010	$10.82009	$11.74814	376,845
01/01/2011 to 12/31/2011	$11.74814	$13.28473	299,580
01/01/2012 to 12/31/2012	$13.28473	$13.71100	475,183
01/01/2013 to 12/31/2013	$13.71100	$12.72240	406,952
01/01/2014 to 12/31/2014	$12.72240	$12.93321	315,676
01/01/2015 to 12/31/2015	$12.93321	$12.74497	287,286
01/01/2016 to 12/31/2016	$12.74497	$12.60677	240,686
01/01/2017 to 12/31/2017	$12.60677	$12.38594	180,937
01/01/2018 to 12/31/2018	$12.38594	$12.14290	459,457
AST Bond Portfolio 2020
05/01/2009 to 12/31/2009	$9.35123	$8.72613	26,973
01/01/2010 to 12/31/2010	$8.72613	$9.51578	158,180
01/01/2011 to 12/31/2011	$9.51578	$11.01117	30,219
01/01/2012 to 12/31/2012	$11.01117	$11.41389	7,531
01/01/2013 to 12/31/2013	$11.41389	$10.40340	429,048
01/01/2014 to 12/31/2014	$10.40340	$10.76815	471,947
01/01/2015 to 12/31/2015	$10.76815	$10.65930	447,499
01/01/2016 to 12/31/2016	$10.65930	$10.59678	382,197
01/01/2017 to 12/31/2017	$10.59678	$10.42406	289,044
01/01/2018 to 12/31/2018	$10.42406	$10.19169	300,285

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99723	$10.92993	234,930
01/01/2011 to 12/31/2011	$10.92993	$12.82070	1,098,426
01/01/2012 to 12/31/2012	$12.82070	$13.34905	611,783
01/01/2013 to 12/31/2013	$13.34905	$12.10413	189,608
01/01/2014 to 12/31/2014	$12.10413	$12.70809	694,421
01/01/2015 to 12/31/2015	$12.70809	$12.61131	820,264
01/01/2016 to 12/31/2016	$12.61131	$12.54679	683,270
01/01/2017 to 12/31/2017	$12.54679	$12.42722	461,176
01/01/2018 to 12/31/2018	$12.42722	$12.12301	347,016
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99792	$11.93517	643,997
01/01/2012 to 12/31/2012	$11.93517	$12.31666	881,024
01/01/2013 to 12/31/2013	$12.31666	$10.83835	241,518
01/01/2014 to 12/31/2014	$10.83835	$11.66325	78,185
01/01/2015 to 12/31/2015	$11.66325	$11.61014	474,504
01/01/2016 to 12/31/2016	$11.61014	$11.52734	603,871
01/01/2017 to 12/31/2017	$11.52734	$11.41622	132,395
01/01/2018 to 12/31/2018	$11.41622	$11.11288	69,955
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99723	$10.32467	299,031
01/01/2013 to 12/31/2013	$10.32467	$9.03988	930,232
01/01/2014 to 12/31/2014	$9.03988	$9.92615	336,533
01/01/2015 to 12/31/2015	$9.92615	$9.94003	63,712
01/01/2016 to 12/31/2016	$9.94003	$9.87726	130,843
01/01/2017 to 12/31/2017	$9.87726	$9.79431	115,247
01/01/2018 to 12/31/2018	$9.79431	$9.52297	46,211
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99861	$8.68710	342,440
01/01/2014 to 12/31/2014	$8.68710	$9.70586	285,326
01/01/2015 to 12/31/2015	$9.70586	$9.73202	35,102
01/01/2016 to 12/31/2016	$9.73202	$9.67017	7,225
01/01/2017 to 12/31/2017	$9.67017	$9.58777	116,342
01/01/2018 to 12/31/2018	$9.58777	$9.28662	281,794
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99861	$11.22238	261,879
01/01/2015 to 12/31/2015	$11.22238	$11.16049	911,980
01/01/2016 to 12/31/2016	$11.16049	$11.15109	109,043
01/01/2017 to 12/31/2017	$11.15109	$11.07195	44,345
01/01/2018 to 12/31/2018	$11.07195	$10.71433	638,342
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99861	$9.86702	117,325
01/01/2016 to 12/31/2016	$9.86702	$9.82071	340,391
01/01/2017 to 12/31/2017	$9.82071	$9.80764	183,598
01/01/2018 to 12/31/2018	$9.80764	$9.46170	171,426
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99723	$9.80918	573,657
01/01/2017 to 12/31/2017	$9.80918	$9.82133	360,910
01/01/2018 to 12/31/2018	$9.82133	$9.45403	219,597
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99723	$9.96523	82,792
01/01/2018 to 12/31/2018	$9.96523	$9.51510	201,160
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99723	$9.59265	73,543

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Capital Growth Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$7.51731	$9.19092	15,447,384
01/01/2010 to 12/31/2010	$9.19092	$10.15979	15,150,836
01/01/2011 to 12/31/2011	$10.15979	$9.66590	13,177,505
01/01/2012 to 12/31/2012	$9.66590	$10.71717	12,380,743
01/01/2013 to 12/31/2013	$10.71717	$12.81919	13,086,088
01/01/2014 to 12/31/2014	$12.81919	$13.37306	11,821,337
01/01/2015 to 12/31/2015	$13.37306	$13.10837	10,120,803
01/01/2016 to 12/31/2016	$13.10837	$13.65523	7,289,513
01/01/2017 to 12/31/2017	$13.65523	$15.69678	4,908,777
01/01/2018 to 12/31/2018	$15.69678	$14.35073	3,722,113
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99792	$11.57690	0
01/01/2014 to 12/31/2014	$11.57690	$12.82380	1,573
01/01/2015 to 12/31/2015	$12.82380	$12.05659	0
01/01/2016 to 12/31/2016	$12.05659	$13.50685	14,284
01/01/2017 to 12/31/2017	$13.50685	$15.59396	14,045
01/01/2018 to 12/31/2018	$15.59396	$14.47758	4,084
AST Cohen & Steers Realty Portfolio
05/01/2009 to 12/31/2009	$8.87461	$13.35507	36,560
01/01/2010 to 12/31/2010	$13.35507	$16.75764	147,356
01/01/2011 to 12/31/2011	$16.75764	$17.41632	77,620
01/01/2012 to 12/31/2012	$17.41632	$19.58642	65,451
01/01/2013 to 12/31/2013	$19.58642	$19.69504	40,140
01/01/2014 to 12/31/2014	$19.69504	$25.13937	39,700
01/01/2015 to 12/31/2015	$25.13937	$25.69827	24,216
01/01/2016 to 12/31/2016	$25.69827	$26.26415	17,311
01/01/2017 to 12/31/2017	$26.26415	$27.20879	14,474
01/01/2018 to 12/31/2018	$27.20879	$25.26348	4,992
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
05/01/2009 to 12/31/2009	$7.00548	$8.57789	3,629,090
01/01/2010 to 12/31/2010	$8.57789	$9.56482	3,796,493
01/01/2011 to 12/31/2011	$9.56482	$9.18580	3,237,291
01/01/2012 to 12/31/2012	$9.18580	$9.90825	3,165,507
01/01/2013 to 12/31/2013	$9.90825	$11.08661	2,795,944
01/01/2014 to 12/31/2014	$11.08661	$11.15009	2,378,566
01/01/2015 to 12/31/2015	$11.15009	$10.97906	2,310,294
01/01/2016 to 12/31/2016	$10.97906	$11.16046	1,614,124
01/01/2017 to 12/31/2017	$11.16046	$12.67475	1,141,047
01/01/2018 to 12/31/2018	$12.67475	$11.39910	821,921
AST Global Real Estate Portfolio
05/01/2009 to 12/31/2009	$5.69164	$8.02099	9,413
01/01/2010 to 12/31/2010	$8.02099	$9.40028	17,776
01/01/2011 to 12/31/2011	$9.40028	$8.70382	4,128
01/01/2012 to 12/31/2012	$8.70382	$10.76052	3,972
01/01/2013 to 12/31/2013	$10.76052	$10.94758	1,928
01/01/2014 to 12/31/2014	$10.94758	$12.16016	2,879
01/01/2015 to 12/31/2015	$12.16016	$11.84556	2,588
01/01/2016 to 12/31/2016	$11.84556	$11.65366	1,945
01/01/2017 to 12/31/2017	$11.65366	$12.60010	249
01/01/2018 to 12/31/2018	$12.60010	$11.70491	11

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.69594	$9.24964	1,405,920
01/01/2010 to 12/31/2010	$9.24964	$10.18069	1,247,404
01/01/2011 to 12/31/2011	$10.18069	$9.37877	1,058,858
01/01/2012 to 12/31/2012	$9.37877	$10.94234	924,888
01/01/2013 to 12/31/2013	$10.94234	$14.24750	758,281
01/01/2014 to 12/31/2014	$14.24750	$15.71554	620,689
01/01/2015 to 12/31/2015	$15.71554	$14.61453	536,940
01/01/2016 to 12/31/2016	$14.61453	$15.89469	434,272
01/01/2017 to 12/31/2017	$15.89469	$17.00900	380,898
01/01/2018 to 12/31/2018	$17.00900	$15.16744	310,440
AST Goldman Sachs Mid-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$9.70429	$12.97016	150,660
01/01/2010 to 12/31/2010	$12.97016	$15.15320	182,054
01/01/2011 to 12/31/2011	$15.15320	$14.33506	122,494
01/01/2012 to 12/31/2012	$14.33506	$16.71748	103,332
01/01/2013 to 12/31/2013	$16.71748	$21.54687	85,780
01/01/2014 to 12/31/2014	$21.54687	$23.42993	76,240
01/01/2015 to 12/31/2015	$23.42993	$21.54533	61,270
01/01/2016 to 12/31/2016	$21.54533	$21.35342	51,692
01/01/2017 to 12/31/2017	$21.35342	$26.46185	42,405
01/01/2018 to 12/31/2018	$26.46185	$24.67471	34,494
AST Goldman Sachs Multi-Asset Portfolio
05/01/2009 to 12/31/2009	$7.65687	$9.03149	470,062
01/01/2010 to 12/31/2010	$9.03149	$9.82712	499,627
01/01/2011 to 12/31/2011	$9.82712	$9.53340	435,315
01/01/2012 to 12/31/2012	$9.53340	$10.23620	477,163
01/01/2013 to 12/31/2013	$10.23620	$10.96053	388,197
01/01/2014 to 12/31/2014	$10.96053	$11.11840	370,373
01/01/2015 to 12/31/2015	$11.11840	$10.74188	323,796
01/01/2016 to 12/31/2016	$10.74188	$11.02454	225,173
01/01/2017 to 12/31/2017	$11.02454	$12.07006	238,542
01/01/2018 to 12/31/2018	$12.07006	$10.93619	128,036
AST Goldman Sachs Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$9.49941	$12.14167	4,041
01/01/2010 to 12/31/2010	$12.14167	$15.00706	65,600
01/01/2011 to 12/31/2011	$15.00706	$14.82299	32,212
01/01/2012 to 12/31/2012	$14.82299	$16.71942	28,369
01/01/2013 to 12/31/2013	$16.71942	$22.62879	19,479
01/01/2014 to 12/31/2014	$22.62879	$23.65124	19,430
01/01/2015 to 12/31/2015	$23.65124	$21.79289	12,586
01/01/2016 to 12/31/2016	$21.79289	$26.41569	10,102
01/01/2017 to 12/31/2017	$26.41569	$28.89645	7,838
01/01/2018 to 12/31/2018	$28.89645	$24.20786	10,956
AST Government Money Market Portfolio
05/01/2009 to 12/31/2009	$10.15336	$9.98946	1,054,612
01/01/2010 to 12/31/2010	$9.98946	$9.74223	306,725
01/01/2011 to 12/31/2011	$9.74223	$9.50115	349,258
01/01/2012 to 12/31/2012	$9.50115	$9.26385	230,945
01/01/2013 to 12/31/2013	$9.26385	$9.03223	205,641
01/01/2014 to 12/31/2014	$9.03223	$8.80654	452,177
01/01/2015 to 12/31/2015	$8.80654	$8.58626	84,307
01/01/2016 to 12/31/2016	$8.58626	$8.37227	29,775
01/01/2017 to 12/31/2017	$8.37227	$8.19118	15,033
01/01/2018 to 12/31/2018	$8.19118	$8.08911	22,348

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST High Yield Portfolio
05/01/2009 to 12/31/2009	$9.17900	$11.43539	46,988
01/01/2010 to 12/31/2010	$11.43539	$12.65488	120,128
01/01/2011 to 12/31/2011	$12.65488	$12.73060	97,978
01/01/2012 to 12/31/2012	$12.73060	$14.13392	77,817
01/01/2013 to 12/31/2013	$14.13392	$14.77006	56,952
01/01/2014 to 12/31/2014	$14.77006	$14.76911	76,238
01/01/2015 to 12/31/2015	$14.76911	$13.88672	28,920
01/01/2016 to 12/31/2016	$13.88672	$15.62515	23,921
01/01/2017 to 12/31/2017	$15.62515	$16.37400	19,194
01/01/2018 to 12/31/2018	$16.37400	$15.64539	10,973
AST Hotchkis & Wiley Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$7.01342	$8.84865	472,453
01/01/2010 to 12/31/2010	$8.84865	$9.76287	410,002
01/01/2011 to 12/31/2011	$9.76287	$9.12086	338,670
01/01/2012 to 12/31/2012	$9.12086	$10.39412	315,714
01/01/2013 to 12/31/2013	$10.39412	$14.17421	307,235
01/01/2014 to 12/31/2014	$14.17421	$15.71971	277,792
01/01/2015 to 12/31/2015	$15.71971	$14.12569	216,279
01/01/2016 to 12/31/2016	$14.12569	$16.51246	164,113
01/01/2017 to 12/31/2017	$16.51246	$19.19106	113,758
01/01/2018 to 12/31/2018	$19.19106	$16.06089	69,125
AST International Growth Portfolio
05/01/2009 to 12/31/2009	$9.11232	$11.88739	703,197
01/01/2010 to 12/31/2010	$11.88739	$13.27077	620,533
01/01/2011 to 12/31/2011	$13.27077	$11.26711	575,086
01/01/2012 to 12/31/2012	$11.26711	$13.22232	499,560
01/01/2013 to 12/31/2013	$13.22232	$15.34872	464,471
01/01/2014 to 12/31/2014	$15.34872	$14.13820	441,244
01/01/2015 to 12/31/2015	$14.13820	$14.21875	273,722
01/01/2016 to 12/31/2016	$14.21875	$13.34034	247,507
01/01/2017 to 12/31/2017	$13.34034	$17.61613	201,857
01/01/2018 to 12/31/2018	$17.61613	$14.88389	159,786
AST International Value Portfolio
05/01/2009 to 12/31/2009	$10.81592	$13.96578	149,754
01/01/2010 to 12/31/2010	$13.96578	$15.12591	125,806
01/01/2011 to 12/31/2011	$15.12591	$12.89736	105,132
01/01/2012 to 12/31/2012	$12.89736	$14.67149	105,231
01/01/2013 to 12/31/2013	$14.67149	$17.08955	101,303
01/01/2014 to 12/31/2014	$17.08955	$15.54518	92,555
01/01/2015 to 12/31/2015	$15.54518	$15.28035	95,136
01/01/2016 to 12/31/2016	$15.28035	$14.98576	75,255
01/01/2017 to 12/31/2017	$14.98576	$17.94557	64,375
01/01/2018 to 12/31/2018	$17.94557	$14.67135	36,069
AST Investment Grade Bond Portfolio
05/01/2009 to 12/31/2009	$10.90882	$11.81891	0
01/01/2010 to 12/31/2010	$11.81891	$12.76928	0
01/01/2011 to 12/31/2011	$12.76928	$14.00019	0
01/01/2012 to 12/31/2012	$14.00019	$14.93300	0
01/01/2013 to 12/31/2013	$14.93300	$14.09640	0
01/01/2014 to 12/31/2014	$14.09640	$14.66899	0
01/01/2015 to 12/31/2015	$14.66899	$14.47005	0
01/01/2016 to 12/31/2016	$14.47005	$14.70239	0
01/01/2017 to 12/31/2017	$14.70239	$14.95401	0
01/01/2018 to 12/31/2018	$14.95401	$14.53921	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Global Thematic Portfolio
05/01/2009 to 12/31/2009	$6.98304	$8.49285	299,075
01/01/2010 to 12/31/2010	$8.49285	$9.42473	202,325
01/01/2011 to 12/31/2011	$9.42473	$9.13714	303,032
01/01/2012 to 12/31/2012	$9.13714	$10.11848	354,763
01/01/2013 to 12/31/2013	$10.11848	$11.47190	358,505
01/01/2014 to 12/31/2014	$11.47190	$11.89699	318,795
01/01/2015 to 12/31/2015	$11.89699	$11.47805	325,203
01/01/2016 to 12/31/2016	$11.47805	$11.77555	263,162
01/01/2017 to 12/31/2017	$11.77555	$13.42888	202,091
01/01/2018 to 12/31/2018	$13.42888	$12.12626	96,166
AST J.P. Morgan International Equity Portfolio
05/01/2009 to 12/31/2009	$9.64318	$12.90115	122,994
01/01/2010 to 12/31/2010	$12.90115	$13.48081	76,401
01/01/2011 to 12/31/2011	$13.48081	$11.94147	46,934
01/01/2012 to 12/31/2012	$11.94147	$14.19335	42,000
01/01/2013 to 12/31/2013	$14.19335	$15.96428	32,720
01/01/2014 to 12/31/2014	$15.96428	$14.57435	27,228
01/01/2015 to 12/31/2015	$14.57435	$13.81275	17,179
01/01/2016 to 12/31/2016	$13.81275	$13.72849	15,464
01/01/2017 to 12/31/2017	$13.72849	$17.35283	18,313
01/01/2018 to 12/31/2018	$17.35283	$13.96132	15,885
AST J.P. Morgan Strategic Opportunities Portfolio
05/01/2009 to 12/31/2009	$10.44038	$12.04881	2,329,093
01/01/2010 to 12/31/2010	$12.04881	$12.60754	2,092,140
01/01/2011 to 12/31/2011	$12.60754	$12.32160	1,497,254
01/01/2012 to 12/31/2012	$12.32160	$13.30085	1,434,244
01/01/2013 to 12/31/2013	$13.30085	$14.39912	1,298,092
01/01/2014 to 12/31/2014	$14.39912	$14.80416	1,167,982
01/01/2015 to 12/31/2015	$14.80416	$14.40773	905,968
01/01/2016 to 12/31/2016	$14.40773	$14.58768	703,908
01/01/2017 to 12/31/2017	$14.58768	$15.95113	471,484
01/01/2018 to 12/31/2018	$15.95113	$14.75303	307,490
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08331	$10.27890	0
01/01/2010 to 12/31/2010	$10.27890	$11.15624	7,798
01/01/2011 to 12/31/2011	$11.15624	$10.94988	4,016
01/01/2012 to 12/31/2012	$10.94988	$12.29715	9,916
01/01/2013 to 12/31/2013	$12.29715	$16.36547	11,142
01/01/2014 to 12/31/2014	$16.36547	$17.47289	13,148
01/01/2015 to 12/31/2015	$17.47289	$18.84785	7,991
01/01/2016 to 12/31/2016	$18.84785	$18.10863	1,844
01/01/2017 to 12/31/2017	$18.10863	$23.98383	8,126
01/01/2018 to 12/31/2018	$23.98383	$23.00417	4,243
AST Loomis Sayles Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$7.77256	$9.84676	1,708,321
01/01/2010 to 12/31/2010	$9.84676	$11.49709	1,431,391
01/01/2011 to 12/31/2011	$11.49709	$11.10774	1,187,254
01/01/2012 to 12/31/2012	$11.10774	$12.15796	1,061,600
01/01/2013 to 12/31/2013	$12.15796	$16.19410	876,247
01/01/2014 to 12/31/2014	$16.19410	$17.46136	739,074
01/01/2015 to 12/31/2015	$17.46136	$18.73953	455,961
01/01/2016 to 12/31/2016	$18.73953	$19.29108	377,476
01/01/2017 to 12/31/2017	$19.29108	$25.01572	291,581
01/01/2018 to 12/31/2018	$25.01572	$23.73133	211,440

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Global Equity Portfolio
05/01/2009 to 12/31/2009	$10.48556	$13.87292	45,716
01/01/2010 to 12/31/2010	$13.87292	$15.15580	24,096
01/01/2011 to 12/31/2011	$15.15580	$14.31449	10,214
01/01/2012 to 12/31/2012	$14.31449	$17.17683	7,957
01/01/2013 to 12/31/2013	$17.17683	$21.37561	7,445
01/01/2014 to 12/31/2014	$21.37561	$21.59794	8,013
01/01/2015 to 12/31/2015	$21.59794	$20.74945	8,887
01/01/2016 to 12/31/2016	$20.74945	$21.67086	7,730
01/01/2017 to 12/31/2017	$21.67086	$26.16828	3,856
01/01/2018 to 12/31/2018	$26.16828	$23.07337	2,051
AST MFS Growth Portfolio
05/01/2009 to 12/31/2009	$8.52722	$10.30261	156,138
01/01/2010 to 12/31/2010	$10.30261	$11.32937	151,020
01/01/2011 to 12/31/2011	$11.32937	$10.98096	104,267
01/01/2012 to 12/31/2012	$10.98096	$12.53520	118,503
01/01/2013 to 12/31/2013	$12.53520	$16.70821	94,277
01/01/2014 to 12/31/2014	$16.70821	$17.70940	72,758
01/01/2015 to 12/31/2015	$17.70940	$18.51490	48,136
01/01/2016 to 12/31/2016	$18.51490	$18.39826	39,046
01/01/2017 to 12/31/2017	$18.39826	$23.44866	34,674
01/01/2018 to 12/31/2018	$23.44866	$23.35063	17,850
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99793	$10.16395	301
01/01/2013 to 12/31/2013	$10.16395	$13.32938	2,462
01/01/2014 to 12/31/2014	$13.32938	$14.32398	3,205
01/01/2015 to 12/31/2015	$14.32398	$13.86493	8,706
01/01/2016 to 12/31/2016	$13.86493	$15.33684	10,609
01/01/2017 to 12/31/2017	$15.33684	$17.54764	4,329
01/01/2018 to 12/31/2018	$17.54764	$15.37009	1,150
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$8.80500	$11.88659	263,430
01/01/2010 to 12/31/2010	$11.88659	$14.30574	277,336
01/01/2011 to 12/31/2011	$14.30574	$13.60216	200,064
01/01/2012 to 12/31/2012	$13.60216	$15.53298	172,471
01/01/2013 to 12/31/2013	$15.53298	$21.50691	129,123
01/01/2014 to 12/31/2014	$21.50691	$23.95750	107,082
01/01/2015 to 12/31/2015	$23.95750	$22.04176	60,441
01/01/2016 to 12/31/2016	$22.04176	$25.41007	49,289
01/01/2017 to 12/31/2017	$25.41007	$28.19311	42,292
01/01/2018 to 12/31/2018	$28.19311	$22.96484	42,386
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99793	$10.26319	110,729
01/01/2013 to 12/31/2013	$10.26319	$11.89948	159,016
01/01/2014 to 12/31/2014	$11.89948	$12.19819	142,097
01/01/2015 to 12/31/2015	$12.19819	$11.74560	136,936
01/01/2016 to 12/31/2016	$11.74560	$11.94767	146,593
01/01/2017 to 12/31/2017	$11.94767	$13.57111	110,741
01/01/2018 to 12/31/2018	$13.57111	$12.13516	67,751

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Parametric Emerging Markets Equity Portfolio
05/01/2009 to 12/31/2009	$6.14316	$9.01373	26,172
01/01/2010 to 12/31/2010	$9.01373	$10.74581	50,127
01/01/2011 to 12/31/2011	$10.74581	$8.35355	31,501
01/01/2012 to 12/31/2012	$8.35355	$9.60467	29,694
01/01/2013 to 12/31/2013	$9.60467	$9.38542	24,665
01/01/2014 to 12/31/2014	$9.38542	$8.72216	20,595
01/01/2015 to 12/31/2015	$8.72216	$7.08156	2,488
01/01/2016 to 12/31/2016	$7.08156	$7.75842	1,156
01/01/2017 to 12/31/2017	$7.75842	$9.56053	846
01/01/2018 to 12/31/2018	$9.56053	$8.01093	11,293
AST Preservation Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$8.90308	$10.28184	5,422,757
01/01/2010 to 12/31/2010	$10.28184	$11.08471	5,386,866
01/01/2011 to 12/31/2011	$11.08471	$10.91579	5,146,697
01/01/2012 to 12/31/2012	$10.91579	$11.74650	4,956,059
01/01/2013 to 12/31/2013	$11.74650	$12.50797	3,875,385
01/01/2014 to 12/31/2014	$12.50797	$12.89960	3,449,605
01/01/2015 to 12/31/2015	$12.89960	$12.59519	2,927,412
01/01/2016 to 12/31/2016	$12.59519	$12.95963	2,141,943
01/01/2017 to 12/31/2017	$12.95963	$13.91673	1,357,836
01/01/2018 to 12/31/2018	$13.91673	$13.18163	1,032,224
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01784	$10.05559	6,395
01/01/2012 to 12/31/2012	$10.05559	$10.50075	34,061
01/01/2013 to 12/31/2013	$10.50075	$10.00148	12,736
01/01/2014 to 12/31/2014	$10.00148	$10.34246	31,372
01/01/2015 to 12/31/2015	$10.34246	$10.05680	38,003
01/01/2016 to 12/31/2016	$10.05680	$10.21869	39,619
01/01/2017 to 12/31/2017	$10.21869	$10.52891	49,414
01/01/2018 to 12/31/2018	$10.52891	$10.18074	21,092
AST Prudential Growth Allocation Portfolio
05/01/2009 to 12/31/2009	$6.61398	$8.02864	6,627,184
01/01/2010 to 12/31/2010	$8.02864	$9.31694	6,678,107
01/01/2011 to 12/31/2011	$9.31694	$8.51981	6,108,939
01/01/2012 to 12/31/2012	$8.51981	$9.37972	5,754,914
01/01/2013 to 12/31/2013	$9.37972	$10.70231	5,268,313
01/01/2014 to 12/31/2014	$10.70231	$11.39454	4,925,682
01/01/2015 to 12/31/2015	$11.39454	$11.04165	4,661,450
01/01/2016 to 12/31/2016	$11.04165	$11.85306	3,872,767
01/01/2017 to 12/31/2017	$11.85306	$13.41799	3,396,788
01/01/2018 to 12/31/2018	$13.41799	$12.08704	2,387,006
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99792	$11.60793	0
01/01/2014 to 12/31/2014	$11.60793	$13.04274	0
01/01/2015 to 12/31/2015	$13.04274	$12.91297	0
01/01/2016 to 12/31/2016	$12.91297	$13.95788	0
01/01/2017 to 12/31/2017	$13.95788	$16.52408	0
01/01/2018 to 12/31/2018	$16.52408	$14.95661	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST QMA US Equity Alpha Portfolio
05/01/2009 to 12/31/2009	$6.98976	$8.85684	18,762
01/01/2010 to 12/31/2010	$8.85684	$9.93515	20,769
01/01/2011 to 12/31/2011	$9.93515	$10.02209	7,757
01/01/2012 to 12/31/2012	$10.02209	$11.60856	11,373
01/01/2013 to 12/31/2013	$11.60856	$14.98875	9,415
01/01/2014 to 12/31/2014	$14.98875	$17.12960	5,621
01/01/2015 to 12/31/2015	$17.12960	$17.21573	6,716
01/01/2016 to 12/31/2016	$17.21573	$19.27846	9,858
01/01/2017 to 12/31/2017	$19.27846	$22.98067	20,300
01/01/2018 to 12/31/2018	$22.98067	$20.56207	9,168
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99792	$8.84823	11,879
01/01/2012 to 12/31/2012	$8.84823	$9.76175	13,557
01/01/2013 to 12/31/2013	$9.76175	$11.64951	15,817
01/01/2014 to 12/31/2014	$11.64951	$12.09669	24,307
01/01/2015 to 12/31/2015	$12.09669	$11.81207	33,745
01/01/2016 to 12/31/2016	$11.81207	$12.24562	25,577
01/01/2017 to 12/31/2017	$12.24562	$14.11222	34,971
01/01/2018 to 12/31/2018	$14.11222	$12.85936	13,253
AST RCM World Trends Portfolio
05/01/2009 to 12/31/2009	$7.18795	$8.52156	507,568
01/01/2010 to 12/31/2010	$8.52156	$9.29887	670,563
01/01/2011 to 12/31/2011	$9.29887	$8.90207	577,467
01/01/2012 to 12/31/2012	$8.90207	$9.57162	574,402
01/01/2013 to 12/31/2013	$9.57162	$10.49326	507,598
01/01/2014 to 12/31/2014	$10.49326	$10.75667	412,647
01/01/2015 to 12/31/2015	$10.75667	$10.47041	616,035
01/01/2016 to 12/31/2016	$10.47041	$10.70080	497,799
01/01/2017 to 12/31/2017	$10.70080	$12.12776	348,215
01/01/2018 to 12/31/2018	$12.12776	$10.88851	232,977
AST Small-Cap Growth Opportunities Portfolio
05/01/2009 to 12/31/2009	$8.74984	$11.34901	309,404
01/01/2010 to 12/31/2010	$11.34901	$14.66687	247,426
01/01/2011 to 12/31/2011	$14.66687	$12.42548	239,050
01/01/2012 to 12/31/2012	$12.42548	$14.54612	204,434
01/01/2013 to 12/31/2013	$14.54612	$19.97092	164,672
01/01/2014 to 12/31/2014	$19.97092	$20.43376	145,744
01/01/2015 to 12/31/2015	$20.43376	$20.18884	89,487
01/01/2016 to 12/31/2016	$20.18884	$21.20087	73,224
01/01/2017 to 12/31/2017	$21.20087	$26.39669	65,571
01/01/2018 to 12/31/2018	$26.39669	$22.94245	52,791
AST Small-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$6.69255	$8.75710	102,751
01/01/2010 to 12/31/2010	$8.75710	$11.64779	106,941
01/01/2011 to 12/31/2011	$11.64779	$11.24585	86,129
01/01/2012 to 12/31/2012	$11.24585	$12.29928	82,482
01/01/2013 to 12/31/2013	$12.29928	$16.21002	71,600
01/01/2014 to 12/31/2014	$16.21002	$16.40841	62,681
01/01/2015 to 12/31/2015	$16.40841	$16.12382	51,467
01/01/2016 to 12/31/2016	$16.12382	$17.62031	37,983
01/01/2017 to 12/31/2017	$17.62031	$21.29004	24,995
01/01/2018 to 12/31/2018	$21.29004	$19.01052	21,850

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Value Portfolio
05/01/2009 to 12/31/2009	$8.89539	$11.50646	430,710
01/01/2010 to 12/31/2010	$11.50646	$14.13546	403,813
01/01/2011 to 12/31/2011	$14.13546	$12.95889	319,318
01/01/2012 to 12/31/2012	$12.95889	$14.92894	278,068
01/01/2013 to 12/31/2013	$14.92894	$20.00001	220,333
01/01/2014 to 12/31/2014	$20.00001	$20.52728	189,518
01/01/2015 to 12/31/2015	$20.52728	$19.15147	129,234
01/01/2016 to 12/31/2016	$19.15147	$24.12737	100,128
01/01/2017 to 12/31/2017	$24.12737	$25.25436	80,093
01/01/2018 to 12/31/2018	$25.25436	$20.41545	64,233
AST T. Rowe Price Asset Allocation Portfolio
05/01/2009 to 12/31/2009	$9.54020	$11.50932	1,886,420
01/01/2010 to 12/31/2010	$11.50932	$12.51610	1,727,430
01/01/2011 to 12/31/2011	$12.51610	$12.44584	1,572,938
01/01/2012 to 12/31/2012	$12.44584	$13.77192	1,707,575
01/01/2013 to 12/31/2013	$13.77192	$15.68797	1,906,467
01/01/2014 to 12/31/2014	$15.68797	$16.19517	1,949,381
01/01/2015 to 12/31/2015	$16.19517	$15.79698	1,995,457
01/01/2016 to 12/31/2016	$15.79698	$16.56495	1,973,060
01/01/2017 to 12/31/2017	$16.56495	$18.64053	1,306,328
01/01/2018 to 12/31/2018	$18.64053	$17.20397	892,803
AST T. Rowe Price Large-Cap Growth Portfolio
05/01/2009 to 12/31/2009	$8.60088	$11.30065	474,948
01/01/2010 to 12/31/2010	$11.30065	$12.76031	399,298
01/01/2011 to 12/31/2011	$12.76031	$12.23083	296,030
01/01/2012 to 12/31/2012	$12.23083	$14.02133	250,348
01/01/2013 to 12/31/2013	$14.02133	$19.68983	242,400
01/01/2014 to 12/31/2014	$19.68983	$20.79976	219,824
01/01/2015 to 12/31/2015	$20.79976	$22.22336	171,953
01/01/2016 to 12/31/2016	$22.22336	$22.25389	129,744
01/01/2017 to 12/31/2017	$22.25389	$29.92025	91,849
01/01/2018 to 12/31/2018	$29.92025	$30.29591	59,335
AST T. Rowe Price Large-Cap Value Portfolio
05/01/2009 to 12/31/2009	$8.55796	$10.77910	41,463
01/01/2010 to 12/31/2010	$10.77910	$11.81738	59,090
01/01/2011 to 12/31/2011	$11.81738	$11.46575	41,624
01/01/2012 to 12/31/2012	$11.46575	$12.67677	43,114
01/01/2013 to 12/31/2013	$12.67677	$16.64010	23,319
01/01/2014 to 12/31/2014	$16.64010	$16.47684	18,722
01/01/2015 to 12/31/2015	$16.47684	$15.09077	17,049
01/01/2016 to 12/31/2016	$15.09077	$15.61618	15,798
01/01/2017 to 12/31/2017	$15.61618	$17.74741	14,208
01/01/2018 to 12/31/2018	$17.74741	$15.62121	19,424
AST T. Rowe Price Natural Resources Portfolio
05/01/2009 to 12/31/2009	$15.18382	$20.21533	52,631
01/01/2010 to 12/31/2010	$20.21533	$23.74184	104,232
01/01/2011 to 12/31/2011	$23.74184	$19.69557	127,660
01/01/2012 to 12/31/2012	$19.69557	$19.89679	55,020
01/01/2013 to 12/31/2013	$19.89679	$22.38314	35,269
01/01/2014 to 12/31/2014	$22.38314	$19.99865	25,751
01/01/2015 to 12/31/2015	$19.99865	$15.74426	14,263
01/01/2016 to 12/31/2016	$15.74426	$19.13051	15,030
01/01/2017 to 12/31/2017	$19.13051	$20.57606	9,183
01/01/2018 to 12/31/2018	$20.57606	$16.71813	4,708

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Templeton Global Bond Portfolio
05/01/2009 to 12/31/2009	$10.61789	$11.73595	308,610
01/01/2010 to 12/31/2010	$11.73595	$12.09987	283,695
01/01/2011 to 12/31/2011	$12.09987	$12.28450	212,551
01/01/2012 to 12/31/2012	$12.28450	$12.60282	202,920
01/01/2013 to 12/31/2013	$12.60282	$11.82651	216,338
01/01/2014 to 12/31/2014	$11.82651	$11.59505	201,603
01/01/2015 to 12/31/2015	$11.59505	$10.78307	105,883
01/01/2016 to 12/31/2016	$10.78307	$10.97236	95,592
01/01/2017 to 12/31/2017	$10.97236	$10.91713	99,848
01/01/2018 to 12/31/2018	$10.91713	$10.85539	76,951
AST WEDGE Capital Mid-Cap Value Portfolio
05/01/2009 to 12/31/2009	$8.58827	$11.34594	33,244
01/01/2010 to 12/31/2010	$11.34594	$13.67415	61,093
01/01/2011 to 12/31/2011	$13.67415	$12.87267	43,836
01/01/2012 to 12/31/2012	$12.87267	$14.86095	41,702
01/01/2013 to 12/31/2013	$14.86095	$19.18648	28,902
01/01/2014 to 12/31/2014	$19.18648	$21.50711	24,678
01/01/2015 to 12/31/2015	$21.50711	$19.58352	17,690
01/01/2016 to 12/31/2016	$19.58352	$21.76765	14,363
01/01/2017 to 12/31/2017	$21.76765	$25.15811	11,678
01/01/2018 to 12/31/2018	$25.15811	$20.47237	3,286
AST Wellington Management Hedged Equity Portfolio
05/01/2009 to 12/31/2009	$6.70073	$8.47488	105,141
01/01/2010 to 12/31/2010	$8.47488	$9.47261	341,552
01/01/2011 to 12/31/2011	$9.47261	$8.91699	189,828
01/01/2012 to 12/31/2012	$8.91699	$9.65069	356,686
01/01/2013 to 12/31/2013	$9.65069	$11.33880	697,037
01/01/2014 to 12/31/2014	$11.33880	$11.66386	676,879
01/01/2015 to 12/31/2015	$11.66386	$11.30025	931,466
01/01/2016 to 12/31/2016	$11.30025	$11.73719	689,895
01/01/2017 to 12/31/2017	$11.73719	$13.00030	485,524
01/01/2018 to 12/31/2018	$13.00030	$12.04016	341,731
AST Western Asset Core Plus Bond Portfolio
05/01/2009 to 12/31/2009	$9.33900	$10.02751	318,217
01/01/2010 to 12/31/2010	$10.02751	$10.53929	312,892
01/01/2011 to 12/31/2011	$10.53929	$10.89546	279,482
01/01/2012 to 12/31/2012	$10.89546	$11.45681	277,219
01/01/2013 to 12/31/2013	$11.45681	$11.00363	265,521
01/01/2014 to 12/31/2014	$11.00363	$11.50070	244,009
01/01/2015 to 12/31/2015	$11.50070	$11.35170	201,019
01/01/2016 to 12/31/2016	$11.35170	$11.63861	183,339
01/01/2017 to 12/31/2017	$11.63861	$12.06430	162,126
01/01/2018 to 12/31/2018	$12.06430	$11.49482	197,003
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99274	$9.06843	18,104
01/01/2012 to 12/31/2012	$9.06843	$10.49674	20,606
01/01/2013 to 12/31/2013	$10.49674	$13.41087	11,467
01/01/2014 to 12/31/2014	$13.41087	$14.75297	10,739
01/01/2015 to 12/31/2015	$14.75297	$14.68140	2,636
01/01/2016 to 12/31/2016	$14.68140	$16.43592	2,311
01/01/2017 to 12/31/2017	$16.43592	$17.40045	2,057
01/01/2018 to 12/31/2018	$17.40045	$15.67817	1,768

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
05/01/2009 to 12/31/2009	$9.09913	$11.62781	3,629
01/01/2010 to 12/31/2010	$11.62781	$11.93735	6,873
01/01/2011 to 12/31/2011	$11.93735	$12.09923	6,263
01/01/2012 to 12/31/2012	$12.09923	$14.26136	6,138
01/01/2013 to 12/31/2013	$14.26136	$19.54249	6,240
01/01/2014 to 12/31/2014	$19.54249	$22.80187	5,757
01/01/2015 to 12/31/2015	$22.80187	$22.93495	985
01/01/2016 to 12/31/2016	$22.93495	$19.79988	814
01/01/2017 to 12/31/2017	$19.79988	$22.36186	713
01/01/2018 to 12/31/2018	$22.36186	$21.99678	444
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04969	$9.70843	0
01/01/2013 to 12/31/2013	$9.70843	$12.96963	0
01/01/2014 to 12/31/2014	$12.96963	$13.66160	0
01/01/2015 to 12/31/2015	$13.66160	$13.48077	0
01/01/2016 to 12/31/2016	$13.48077	$13.24393	0
01/01/2017 to 12/31/2017	$13.24393	$15.81834	0
01/01/2018 to 12/31/2018	$15.81834	$14.55956	0
Invesco V.I. Technology Fund - Series I
05/01/2009 to 12/31/2009	$7.18717	$9.50174	0
01/01/2010 to 12/31/2010	$9.50174	$11.23825	0
01/01/2011 to 12/31/2011	$11.23825	$10.40389	0
01/01/2012 to 12/31/2012	$10.40389	$11.28726	0
01/01/2013 to 12/31/2013	$11.28726	$13.77240	0
01/01/2014 to 12/31/2014	$13.77240	$14.91212	0
01/01/2015 to 12/31/2015	$14.91212	$15.53009	0
01/01/2016 to 12/31/2016	$15.53009	$15.02837	0
01/01/2017 to 12/31/2017	$15.02837	$19.80233	0
01/01/2018 to 12/31/2018	$19.80233	$19.21671	0
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12622	$9.69541	2,390
01/01/2017 to 12/31/2017	$9.69541	$13.33900	1,238
01/01/2018 to 12/31/2018	$13.33900	$10.70068	787
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
05/01/2009 to 12/31/2009	$8.07591	$10.64380	6,712
01/01/2010 to 12/31/2010	$10.64380	$11.83178	2,388
01/01/2011 to 12/31/2011	$11.83178	$9.81570	2,204
01/01/2012 to 12/31/2012	$9.81570	$11.71326	667
01/01/2013 to 12/31/2013	$11.71326	$13.57544	1,270
01/01/2014 to 12/31/2014	$13.57544	$12.47953	572
01/01/2015 to 12/31/2015	$12.47953	$12.57718	0
01/01/2016 to 12/31/2016	$12.57718	$11.82428	0
01/01/2017 to 12/31/2017	$11.82428	$15.65882	0
01/01/2018 to 12/31/2018	$15.65882	$13.30925	0

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$11.48901	$13.83686	3,301
01/01/2011 to 12/31/2011	$13.83686	$11.76576	2,313
01/01/2012 to 12/31/2012	$11.76576	$13.04042	1,842
01/01/2013 to 12/31/2013	$13.04042	$15.24962	740
01/01/2014 to 12/31/2014	$15.24962	$14.08024	595
01/01/2015 to 12/31/2015	$14.08024	$14.04332	528
01/01/2016 to 12/31/2016	$14.04332	$14.13887	0
01/01/2017 to 12/31/2017	$14.13887	$17.21356	0
01/01/2018 to 12/31/2018	$17.21356	$13.95148	0
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.55394	$14.51326	15,512
01/01/2011 to 12/31/2011	$14.51326	$13.39289	12,341
01/01/2012 to 12/31/2012	$13.39289	$15.76780	14,988
01/01/2013 to 12/31/2013	$15.76780	$21.55660	13,040
01/01/2014 to 12/31/2014	$21.55660	$21.87689	12,907
01/01/2015 to 12/31/2015	$21.87689	$21.67568	2,014
01/01/2016 to 12/31/2016	$21.67568	$21.29735	1,763
01/01/2017 to 12/31/2017	$21.29735	$28.02507	1,631
01/01/2018 to 12/31/2018	$28.02507	$27.46225	1,509
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59303	$12.19941	5,133
01/01/2011 to 12/31/2011	$12.19941	$11.37831	2,244
01/01/2012 to 12/31/2012	$11.37831	$11.99317	1,265
01/01/2013 to 12/31/2013	$11.99317	$17.60540	1,394
01/01/2014 to 12/31/2014	$17.60540	$16.87782	1,100
01/01/2015 to 12/31/2015	$16.87782	$16.02220	1,055
01/01/2016 to 12/31/2016	$16.02220	$16.88875	751
01/01/2017 to 12/31/2017	$16.88875	$20.77222	751
01/01/2018 to 12/31/2018	$20.77222	$20.54845	751
*Denotes the start date of these sub-accounts

Advanced Series Cornerstone
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Nonqualified Beneficiary Continuation Option - 1.00% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.09138	$9.96159	250,364
01/01/2010 to 12/31/2010	$9.96159	$11.04184	243,717
01/01/2011 to 12/31/2011	$11.04184	$10.64084	237,622
01/01/2012 to 12/31/2012	$10.64084	$11.85822	240,813
01/01/2013 to 12/31/2013	$11.85822	$12.91063	234,834
01/01/2014 to 12/31/2014	$12.91063	$13.26963	327,654
01/01/2015 to 12/31/2015	$13.26963	$12.71414	309,303
01/01/2016 to 12/31/2016	$12.71414	$13.38467	368,452
01/01/2017 to 12/31/2017	$13.38467	$14.91881	425,606
01/01/2018 to 12/31/2018	$14.91881	$13.56731	371,623
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$8.07230	$10.08543	239,014
01/01/2010 to 12/31/2010	$10.08543	$11.35313	184,259
01/01/2011 to 12/31/2011	$11.35313	$11.25238	191,948
01/01/2012 to 12/31/2012	$11.25238	$12.66016	256,281
01/01/2013 to 12/31/2013	$12.66016	$14.60882	239,800
01/01/2014 to 12/31/2014	$14.60882	$15.34617	259,478
01/01/2015 to 12/31/2015	$15.34617	$15.31476	288,381
01/01/2016 to 12/31/2016	$15.31476	$16.23932	347,500
01/01/2017 to 12/31/2017	$16.23932	$18.79860	347,344
01/01/2018 to 12/31/2018	$18.79860	$17.51425	312,366
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.68963	0
01/01/2014 to 12/31/2014	$11.68963	$13.09682	3,297
01/01/2015 to 12/31/2015	$13.09682	$13.18982	1,188
01/01/2016 to 12/31/2016	$13.18982	$14.45570	3,834
01/01/2017 to 12/31/2017	$14.45570	$17.47924	4,642
01/01/2018 to 12/31/2018	$17.47924	$15.89609	7,679
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.36951	$10.21620	257,542
01/01/2010 to 12/31/2010	$10.21620	$11.35945	323,653
01/01/2011 to 12/31/2011	$11.35945	$11.10921	402,312
01/01/2012 to 12/31/2012	$11.10921	$12.37020	420,485
01/01/2013 to 12/31/2013	$12.37020	$14.40769	443,366
01/01/2014 to 12/31/2014	$14.40769	$15.19391	671,511
01/01/2015 to 12/31/2015	$15.19391	$15.11357	761,478
01/01/2016 to 12/31/2016	$15.11357	$15.90504	861,509
01/01/2017 to 12/31/2017	$15.90504	$18.09358	1,094,956
01/01/2018 to 12/31/2018	$18.09358	$17.02790	1,178,792
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99917	$9.20763	608
01/01/2012 to 12/31/2012	$9.20763	$10.19981	601
01/01/2013 to 12/31/2013	$10.19981	$11.19378	5,235
01/01/2014 to 12/31/2014	$11.19378	$11.62440	13,261
01/01/2015 to 12/31/2015	$11.62440	$11.16295	16,473
01/01/2016 to 12/31/2016	$11.16295	$11.82065	21,698
01/01/2017 to 12/31/2017	$11.82065	$13.17863	56,027
01/01/2018 to 12/31/2018	$13.17863	$12.35746	10,162

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$16.62970	$18.14757	376,120
01/01/2010 to 12/31/2010	$18.14757	$18.66660	283,949
01/01/2011 to 12/31/2011	$18.66660	$18.89558	241,831
01/01/2012 to 12/31/2012	$18.89558	$19.58490	267,544
01/01/2013 to 12/31/2013	$19.58490	$18.96745	254,029
01/01/2014 to 12/31/2014	$18.96745	$18.75991	315,321
01/01/2015 to 12/31/2015	$18.75991	$18.66194	344,136
01/01/2016 to 12/31/2016	$18.66194	$18.77806	348,563
01/01/2017 to 12/31/2017	$18.77806	$18.90772	386,743
01/01/2018 to 12/31/2018	$18.90772	$18.85686	356,268
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$19.81564	$22.85951	695,034
01/01/2010 to 12/31/2010	$22.85951	$24.37768	586,949
01/01/2011 to 12/31/2011	$24.37768	$24.90106	532,204
01/01/2012 to 12/31/2012	$24.90106	$26.94996	554,965
01/01/2013 to 12/31/2013	$26.94996	$26.19038	425,830
01/01/2014 to 12/31/2014	$26.19038	$27.02556	366,814
01/01/2015 to 12/31/2015	$27.02556	$26.19140	347,903
01/01/2016 to 12/31/2016	$26.19140	$27.02618	309,655
01/01/2017 to 12/31/2017	$27.02618	$27.92365	284,260
01/01/2018 to 12/31/2018	$27.92365	$27.46048	254,972
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99945	$8.86043	0
01/01/2010 to 12/31/2010	$8.86043	$9.81087	1,268
01/01/2011 to 12/31/2011	$9.81087	$11.52667	0
01/01/2012 to 12/31/2012	$11.52667	$12.13249	768
01/01/2013 to 12/31/2013	$12.13249	$11.22861	169,824
01/01/2014 to 12/31/2014	$11.22861	$11.80106	176,463
01/01/2015 to 12/31/2015	$11.80106	$11.86134	202,920
01/01/2016 to 12/31/2016	$11.86134	$11.97262	343,163
01/01/2017 to 12/31/2017	$11.97262	$11.95822	256,930
01/01/2018 to 12/31/2018	$11.95822	$11.87291	320,529
AST Bond Portfolio 2021
01/04/2010* to 12/31/2010	$9.99890	$11.09795	2,981
01/01/2011 to 12/31/2011	$11.09795	$13.21731	6,222
01/01/2012 to 12/31/2012	$13.21731	$13.97410	0
01/01/2013 to 12/31/2013	$13.97410	$12.86584	0
01/01/2014 to 12/31/2014	$12.86584	$13.71561	5,617
01/01/2015 to 12/31/2015	$13.71561	$13.82063	15,005
01/01/2016 to 12/31/2016	$13.82063	$13.96071	94,416
01/01/2017 to 12/31/2017	$13.96071	$14.03983	31,076
01/01/2018 to 12/31/2018	$14.03983	$13.90798	107,530
AST Bond Portfolio 2022
01/03/2011* to 12/31/2011	$9.99917	$12.11811	3,562
01/01/2012 to 12/31/2012	$12.11811	$12.69832	19,197
01/01/2013 to 12/31/2013	$12.69832	$11.34626	1,129
01/01/2014 to 12/31/2014	$11.34626	$12.39765	15,823
01/01/2015 to 12/31/2015	$12.39765	$12.53097	20,638
01/01/2016 to 12/31/2016	$12.53097	$12.63249	47,236
01/01/2017 to 12/31/2017	$12.63249	$12.70276	52,859
01/01/2018 to 12/31/2018	$12.70276	$12.55662	282,681

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Bond Portfolio 2023
01/03/2012* to 12/31/2012	$9.99890	$10.48379	10,462
01/01/2013 to 12/31/2013	$10.48379	$9.32044	119,441
01/01/2014 to 12/31/2014	$9.32044	$10.39161	49,103
01/01/2015 to 12/31/2015	$10.39161	$10.56624	9,401
01/01/2016 to 12/31/2016	$10.56624	$10.66054	206,280
01/01/2017 to 12/31/2017	$10.66054	$10.73308	163,563
01/01/2018 to 12/31/2018	$10.73308	$10.59724	624,370
AST Bond Portfolio 2024
01/02/2013* to 12/31/2013	$9.99945	$8.82085	84,645
01/01/2014 to 12/31/2014	$8.82085	$10.00685	89,238
01/01/2015 to 12/31/2015	$10.00685	$10.18824	12,269
01/01/2016 to 12/31/2016	$10.18824	$10.27881	30,750
01/01/2017 to 12/31/2017	$10.27881	$10.34756	374,497
01/01/2018 to 12/31/2018	$10.34756	$10.17765	537,230
AST Bond Portfolio 2025
01/02/2014* to 12/31/2014	$9.99945	$11.39492	50,736
01/01/2015 to 12/31/2015	$11.39492	$11.50639	164,266
01/01/2016 to 12/31/2016	$11.50639	$11.67304	0
01/01/2017 to 12/31/2017	$11.67304	$11.76800	1,928
01/01/2018 to 12/31/2018	$11.76800	$11.56406	292,213
AST Bond Portfolio 2026
01/02/2015* to 12/31/2015	$9.99945	$10.01876	51,230
01/01/2016 to 12/31/2016	$10.01876	$10.12464	1,049,011
01/01/2017 to 12/31/2017	$10.12464	$10.26633	592,123
01/01/2018 to 12/31/2018	$10.26633	$10.05732	1,791,277
AST Bond Portfolio 2027
01/04/2016* to 12/31/2016	$9.99890	$9.95964	877,396
01/01/2017 to 12/31/2017	$9.95964	$10.12497	1,156,405
01/01/2018 to 12/31/2018	$10.12497	$9.89699	1,964,185
AST Bond Portfolio 2028
01/03/2017* to 12/31/2017	$9.99890	$10.11809	8,947
01/01/2018 to 12/31/2018	$10.11809	$9.81046	661,426
AST Bond Portfolio 2029
01/02/2018* to 12/31/2018	$9.99890	$9.74107	1,191
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.88374	$9.78193	462,021
01/01/2010 to 12/31/2010	$9.78193	$10.97936	364,312
01/01/2011 to 12/31/2011	$10.97936	$10.60593	310,209
01/01/2012 to 12/31/2012	$10.60593	$11.94067	351,268
01/01/2013 to 12/31/2013	$11.94067	$14.50233	365,259
01/01/2014 to 12/31/2014	$14.50233	$15.36165	564,051
01/01/2015 to 12/31/2015	$15.36165	$15.28913	481,642
01/01/2016 to 12/31/2016	$15.28913	$16.17122	644,566
01/01/2017 to 12/31/2017	$16.17122	$18.87402	825,771
01/01/2018 to 12/31/2018	$18.87402	$17.52258	932,850
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99917	$11.72888	0
01/01/2014 to 12/31/2014	$11.72888	$13.19191	4,206
01/01/2015 to 12/31/2015	$13.19191	$12.59356	8,092
01/01/2016 to 12/31/2016	$12.59356	$14.32469	9,174
01/01/2017 to 12/31/2017	$14.32469	$16.79155	14,303
01/01/2018 to 12/31/2018	$16.79155	$15.83069	13,703

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$15.85953	$20.71416	96,981
01/01/2010 to 12/31/2010	$20.71416	$26.39075	88,762
01/01/2011 to 12/31/2011	$26.39075	$27.84886	75,280
01/01/2012 to 12/31/2012	$27.84886	$31.80172	92,654
01/01/2013 to 12/31/2013	$31.80172	$32.47025	76,651
01/01/2014 to 12/31/2014	$32.47025	$42.08279	61,673
01/01/2015 to 12/31/2015	$42.08279	$43.68009	60,999
01/01/2016 to 12/31/2016	$43.68009	$45.32599	57,772
01/01/2017 to 12/31/2017	$45.32599	$47.67631	54,091
01/01/2018 to 12/31/2018	$47.67631	$44.95306	51,481
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.41308	$9.08947	152,714
01/01/2010 to 12/31/2010	$9.08947	$10.29106	126,118
01/01/2011 to 12/31/2011	$10.29106	$10.03499	140,161
01/01/2012 to 12/31/2012	$10.03499	$10.99111	144,585
01/01/2013 to 12/31/2013	$10.99111	$12.48739	139,523
01/01/2014 to 12/31/2014	$12.48739	$12.75219	179,552
01/01/2015 to 12/31/2015	$12.75219	$12.74977	188,133
01/01/2016 to 12/31/2016	$12.74977	$13.15935	267,279
01/01/2017 to 12/31/2017	$13.15935	$15.17402	213,363
01/01/2018 to 12/31/2018	$15.17402	$13.85808	169,364
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.13195	$8.20147	3,269
01/01/2010 to 12/31/2010	$8.20147	$9.75937	8,104
01/01/2011 to 12/31/2011	$9.75937	$9.17508	10,323
01/01/2012 to 12/31/2012	$9.17508	$11.51795	14,435
01/01/2013 to 12/31/2013	$11.51795	$11.89855	14,755
01/01/2014 to 12/31/2014	$11.89855	$13.41964	25,783
01/01/2015 to 12/31/2015	$13.41964	$13.27368	17,624
01/01/2016 to 12/31/2016	$13.27368	$13.25863	20,239
01/01/2017 to 12/31/2017	$13.25863	$14.55529	14,449
01/01/2018 to 12/31/2018	$14.55529	$13.73036	15,071
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$17.56262	$20.72339	266,028
01/01/2010 to 12/31/2010	$20.72339	$23.15985	214,419
01/01/2011 to 12/31/2011	$23.15985	$21.66313	193,150
01/01/2012 to 12/31/2012	$21.66313	$25.66427	182,309
01/01/2013 to 12/31/2013	$25.66427	$33.92998	177,804
01/01/2014 to 12/31/2014	$33.92998	$38.00205	225,380
01/01/2015 to 12/31/2015	$38.00205	$35.88361	307,497
01/01/2016 to 12/31/2016	$35.88361	$39.62551	267,928
01/01/2017 to 12/31/2017	$39.62551	$43.05378	250,874
01/01/2018 to 12/31/2018	$43.05378	$38.98665	243,150
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$3.18198	$4.94864	301,894
01/01/2010 to 12/31/2010	$4.94864	$5.87050	288,663
01/01/2011 to 12/31/2011	$5.87050	$5.63884	242,754
01/01/2012 to 12/31/2012	$5.63884	$6.67744	295,653
01/01/2013 to 12/31/2013	$6.67744	$8.73874	280,627
01/01/2014 to 12/31/2014	$8.73874	$9.64863	303,027
01/01/2015 to 12/31/2015	$9.64863	$9.00912	805,485
01/01/2016 to 12/31/2016	$9.00912	$9.06596	723,416
01/01/2017 to 12/31/2017	$9.06596	$11.40704	652,462
01/01/2018 to 12/31/2018	$11.40704	$10.80137	621,352

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.63755	$9.32917	30,718
01/01/2010 to 12/31/2010	$9.32917	$10.30704	47,765
01/01/2011 to 12/31/2011	$10.30704	$10.15231	47,893
01/01/2012 to 12/31/2012	$10.15231	$11.06880	53,335
01/01/2013 to 12/31/2013	$11.06880	$12.03431	54,982
01/01/2014 to 12/31/2014	$12.03431	$12.39539	91,758
01/01/2015 to 12/31/2015	$12.39539	$12.15986	81,240
01/01/2016 to 12/31/2016	$12.15986	$12.67116	83,630
01/01/2017 to 12/31/2017	$12.67116	$14.08563	102,094
01/01/2018 to 12/31/2018	$14.08563	$12.95987	94,336
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$19.14844	$24.04653	96,518
01/01/2010 to 12/31/2010	$24.04653	$30.17830	78,409
01/01/2011 to 12/31/2011	$30.17830	$30.26582	68,981
01/01/2012 to 12/31/2012	$30.26582	$34.66418	62,151
01/01/2013 to 12/31/2013	$34.66418	$47.63708	51,383
01/01/2014 to 12/31/2014	$47.63708	$50.55541	48,790
01/01/2015 to 12/31/2015	$50.55541	$47.30014	52,668
01/01/2016 to 12/31/2016	$47.30014	$58.21270	52,315
01/01/2017 to 12/31/2017	$58.21270	$64.65626	51,006
01/01/2018 to 12/31/2018	$64.65626	$55.00434	43,775
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$14.35340	$14.24504	1,421,640
01/01/2010 to 12/31/2010	$14.24504	$14.10633	1,176,323
01/01/2011 to 12/31/2011	$14.10633	$13.96836	824,499
01/01/2012 to 12/31/2012	$13.96836	$13.82981	713,101
01/01/2013 to 12/31/2013	$13.82981	$13.69132	710,651
01/01/2014 to 12/31/2014	$13.69132	$13.55442	1,050,285
01/01/2015 to 12/31/2015	$13.55442	$13.41913	966,611
01/01/2016 to 12/31/2016	$13.41913	$13.28474	903,599
01/01/2017 to 12/31/2017	$13.28474	$13.19697	1,033,000
01/01/2018 to 12/31/2018	$13.19697	$13.23413	985,309
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$13.47804	$18.08713	206,875
01/01/2010 to 12/31/2010	$18.08713	$20.32352	182,892
01/01/2011 to 12/31/2011	$20.32352	$20.75893	158,058
01/01/2012 to 12/31/2012	$20.75893	$23.40259	149,195
01/01/2013 to 12/31/2013	$23.40259	$24.83224	127,818
01/01/2014 to 12/31/2014	$24.83224	$25.21272	119,011
01/01/2015 to 12/31/2015	$25.21272	$24.07132	117,177
01/01/2016 to 12/31/2016	$24.07132	$27.49997	134,011
01/01/2017 to 12/31/2017	$27.49997	$29.25979	118,798
01/01/2018 to 12/31/2018	$29.25979	$28.39032	116,416
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$14.71933	$17.40422	205,587
01/01/2010 to 12/31/2010	$17.40422	$19.49750	184,694
01/01/2011 to 12/31/2011	$19.49750	$18.49519	150,135
01/01/2012 to 12/31/2012	$18.49519	$21.40211	129,302
01/01/2013 to 12/31/2013	$21.40211	$29.63383	125,403
01/01/2014 to 12/31/2014	$29.63383	$33.37040	125,702
01/01/2015 to 12/31/2015	$33.37040	$30.44804	110,236
01/01/2016 to 12/31/2016	$30.44804	$36.13853	107,925
01/01/2017 to 12/31/2017	$36.13853	$42.64461	109,438
01/01/2018 to 12/31/2018	$42.64461	$36.24151	106,010

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$13.00882	$17.42364	377,357
01/01/2010 to 12/31/2010	$17.42364	$19.75009	307,090
01/01/2011 to 12/31/2011	$19.75009	$17.02575	256,898
01/01/2012 to 12/31/2012	$17.02575	$20.28826	244,689
01/01/2013 to 12/31/2013	$20.28826	$23.91297	227,893
01/01/2014 to 12/31/2014	$23.91297	$22.36595	244,156
01/01/2015 to 12/31/2015	$22.36595	$22.83946	237,935
01/01/2016 to 12/31/2016	$22.83946	$21.75723	216,608
01/01/2017 to 12/31/2017	$21.75723	$29.17083	181,369
01/01/2018 to 12/31/2018	$29.17083	$25.02802	183,877
AST International Value Portfolio
01/01/2009 to 12/31/2009	$13.26248	$17.13440	165,528
01/01/2010 to 12/31/2010	$17.13440	$18.84289	155,007
01/01/2011 to 12/31/2011	$18.84289	$16.31361	132,978
01/01/2012 to 12/31/2012	$16.31361	$18.84378	69,926
01/01/2013 to 12/31/2013	$18.84378	$22.28699	59,140
01/01/2014 to 12/31/2014	$22.28699	$20.58500	60,486
01/01/2015 to 12/31/2015	$20.58500	$20.54578	55,206
01/01/2016 to 12/31/2016	$20.54578	$20.45874	51,372
01/01/2017 to 12/31/2017	$20.45874	$24.87523	49,631
01/01/2018 to 12/31/2018	$24.87523	$20.65169	46,276
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.99592	$8.77278	51,936
01/01/2010 to 12/31/2010	$8.77278	$9.88511	69,518
01/01/2011 to 12/31/2011	$9.88511	$9.73062	61,897
01/01/2012 to 12/31/2012	$9.73062	$10.94170	23,928
01/01/2013 to 12/31/2013	$10.94170	$12.59599	42,546
01/01/2014 to 12/31/2014	$12.59599	$13.26378	51,500
01/01/2015 to 12/31/2015	$13.26378	$12.99366	80,123
01/01/2016 to 12/31/2016	$12.99366	$13.53508	78,683
01/01/2017 to 12/31/2017	$13.53508	$15.67210	97,714
01/01/2018 to 12/31/2018	$15.67210	$14.37083	96,289
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$15.13880	$20.36525	111,338
01/01/2010 to 12/31/2010	$20.36525	$21.60723	99,329
01/01/2011 to 12/31/2011	$21.60723	$19.43423	88,820
01/01/2012 to 12/31/2012	$19.43423	$23.45510	106,686
01/01/2013 to 12/31/2013	$23.45510	$26.78744	85,086
01/01/2014 to 12/31/2014	$26.78744	$24.83158	91,810
01/01/2015 to 12/31/2015	$24.83158	$23.89634	105,108
01/01/2016 to 12/31/2016	$23.89634	$24.11479	100,615
01/01/2017 to 12/31/2017	$24.11479	$30.94853	109,592
01/01/2018 to 12/31/2018	$30.94853	$25.28549	130,028
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$17.05780	$20.60587	89,471
01/01/2010 to 12/31/2010	$20.60587	$21.89274	83,097
01/01/2011 to 12/31/2011	$21.89274	$21.72461	94,146
01/01/2012 to 12/31/2012	$21.72461	$23.81283	101,774
01/01/2013 to 12/31/2013	$23.81283	$26.17549	113,447
01/01/2014 to 12/31/2014	$26.17549	$27.32580	111,693
01/01/2015 to 12/31/2015	$27.32580	$27.00336	113,673
01/01/2016 to 12/31/2016	$27.00336	$27.75991	118,334
01/01/2017 to 12/31/2017	$27.75991	$30.81994	120,417
01/01/2018 to 12/31/2018	$30.81994	$28.94613	110,885

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08456	$10.29950	0
01/01/2010 to 12/31/2010	$10.29950	$11.35044	9,275
01/01/2011 to 12/31/2011	$11.35044	$11.31147	7,961
01/01/2012 to 12/31/2012	$11.31147	$12.89896	14,252
01/01/2013 to 12/31/2013	$12.89896	$17.43025	17,064
01/01/2014 to 12/31/2014	$17.43025	$18.89599	20,130
01/01/2015 to 12/31/2015	$18.89599	$20.69639	23,494
01/01/2016 to 12/31/2016	$20.69639	$20.18966	17,606
01/01/2017 to 12/31/2017	$20.18966	$27.14984	20,872
01/01/2018 to 12/31/2018	$27.14984	$26.44401	26,922
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$12.43243	$15.97101	454,565
01/01/2010 to 12/31/2010	$15.97101	$18.93443	364,357
01/01/2011 to 12/31/2011	$18.93443	$18.57408	314,477
01/01/2012 to 12/31/2012	$18.57408	$20.64367	298,859
01/01/2013 to 12/31/2013	$20.64367	$27.91962	283,764
01/01/2014 to 12/31/2014	$27.91962	$30.56746	483,667
01/01/2015 to 12/31/2015	$30.56746	$33.30968	453,208
01/01/2016 to 12/31/2016	$33.30968	$34.81594	409,226
01/01/2017 to 12/31/2017	$34.81594	$45.83946	343,997
01/01/2018 to 12/31/2018	$45.83946	$44.15911	304,719
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$10.72595	$13.96444	141,465
01/01/2010 to 12/31/2010	$13.96444	$15.49029	128,001
01/01/2011 to 12/31/2011	$15.49029	$14.85514	129,617
01/01/2012 to 12/31/2012	$14.85514	$18.10048	130,547
01/01/2013 to 12/31/2013	$18.10048	$22.87131	118,400
01/01/2014 to 12/31/2014	$22.87131	$23.46465	130,400
01/01/2015 to 12/31/2015	$23.46465	$22.88968	137,627
01/01/2016 to 12/31/2016	$22.88968	$24.27273	113,301
01/01/2017 to 12/31/2017	$24.27273	$29.75940	143,045
01/01/2018 to 12/31/2018	$29.75940	$26.64602	134,652
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.29837	$7.75095	357,512
01/01/2010 to 12/31/2010	$7.75095	$8.65441	303,538
01/01/2011 to 12/31/2011	$8.65441	$8.51702	270,926
01/01/2012 to 12/31/2012	$8.51702	$9.87231	195,704
01/01/2013 to 12/31/2013	$9.87231	$13.36113	147,093
01/01/2014 to 12/31/2014	$13.36113	$14.37958	157,123
01/01/2015 to 12/31/2015	$14.37958	$15.26494	169,019
01/01/2016 to 12/31/2016	$15.26494	$15.40138	177,915
01/01/2017 to 12/31/2017	$15.40138	$19.92992	197,208
01/01/2018 to 12/31/2018	$19.92992	$20.15385	220,898
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99918	$10.22176	0
01/01/2013 to 12/31/2013	$10.22176	$13.61120	0
01/01/2014 to 12/31/2014	$13.61120	$14.85196	640
01/01/2015 to 12/31/2015	$14.85196	$14.59714	1,244
01/01/2016 to 12/31/2016	$14.59714	$16.39451	8,357
01/01/2017 to 12/31/2017	$16.39451	$19.04533	9,707
01/01/2018 to 12/31/2018	$19.04533	$16.94021	10,570

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$20.50660	$28.55300	181,892
01/01/2010 to 12/31/2010	$28.55300	$34.89213	147,445
01/01/2011 to 12/31/2011	$34.89213	$33.68548	125,064
01/01/2012 to 12/31/2012	$33.68548	$39.06036	118,486
01/01/2013 to 12/31/2013	$39.06036	$54.91400	108,908
01/01/2014 to 12/31/2014	$54.91400	$62.11209	125,689
01/01/2015 to 12/31/2015	$62.11209	$58.02486	124,582
01/01/2016 to 12/31/2016	$58.02486	$67.91756	111,615
01/01/2017 to 12/31/2017	$67.91756	$76.51155	100,168
01/01/2018 to 12/31/2018	$76.51155	$63.28798	97,799
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99918	$10.36988	163,468
01/01/2013 to 12/31/2013	$10.36988	$12.20785	196,043
01/01/2014 to 12/31/2014	$12.20785	$12.70680	234,433
01/01/2015 to 12/31/2015	$12.70680	$12.42361	185,975
01/01/2016 to 12/31/2016	$12.42361	$12.83122	170,794
01/01/2017 to 12/31/2017	$12.83122	$14.79827	195,106
01/01/2018 to 12/31/2018	$14.79827	$13.43728	165,396
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.59075	$9.21628	21,493
01/01/2010 to 12/31/2010	$9.21628	$11.15602	57,487
01/01/2011 to 12/31/2011	$11.15602	$8.80566	55,390
01/01/2012 to 12/31/2012	$8.80566	$10.28050	54,656
01/01/2013 to 12/31/2013	$10.28050	$10.20041	49,534
01/01/2014 to 12/31/2014	$10.20041	$9.62551	56,193
01/01/2015 to 12/31/2015	$9.62551	$7.93525	49,051
01/01/2016 to 12/31/2016	$7.93525	$8.82714	69,585
01/01/2017 to 12/31/2017	$8.82714	$11.04415	86,805
01/01/2018 to 12/31/2018	$11.04415	$9.39743	93,478
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.20816	$10.94265	182,513
01/01/2010 to 12/31/2010	$10.94265	$11.97851	203,990
01/01/2011 to 12/31/2011	$11.97851	$11.97699	173,004
01/01/2012 to 12/31/2012	$11.97699	$13.08726	274,996
01/01/2013 to 12/31/2013	$13.08726	$14.14999	348,267
01/01/2014 to 12/31/2014	$14.14999	$14.81750	425,734
01/01/2015 to 12/31/2015	$14.81750	$14.69032	503,132
01/01/2016 to 12/31/2016	$14.69032	$15.34726	578,618
01/01/2017 to 12/31/2017	$15.34726	$16.73327	635,562
01/01/2018 to 12/31/2018	$16.73327	$16.09460	620,067
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01909	$10.08209	0
01/01/2012 to 12/31/2012	$10.08209	$10.69090	0
01/01/2013 to 12/31/2013	$10.69090	$10.33921	0
01/01/2014 to 12/31/2014	$10.33921	$10.85620	296
01/01/2015 to 12/31/2015	$10.85620	$10.71878	22,626
01/01/2016 to 12/31/2016	$10.71878	$11.05840	26,811
01/01/2017 to 12/31/2017	$11.05840	$11.56891	30,241
01/01/2018 to 12/31/2018	$11.56891	$11.35948	9,195

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.82154	$8.50747	130,430
01/01/2010 to 12/31/2010	$8.50747	$10.02421	119,611
01/01/2011 to 12/31/2011	$10.02421	$9.30737	121,090
01/01/2012 to 12/31/2012	$9.30737	$10.40479	69,098
01/01/2013 to 12/31/2013	$10.40479	$12.05451	57,048
01/01/2014 to 12/31/2014	$12.05451	$13.03159	91,309
01/01/2015 to 12/31/2015	$13.03159	$12.82229	236,779
01/01/2016 to 12/31/2016	$12.82229	$13.97569	294,371
01/01/2017 to 12/31/2017	$13.97569	$16.06333	629,980
01/01/2018 to 12/31/2018	$16.06333	$14.69404	560,227
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99917	$11.72938	0
01/01/2014 to 12/31/2014	$11.72938	$13.38204	0
01/01/2015 to 12/31/2015	$13.38204	$13.45275	0
01/01/2016 to 12/31/2016	$13.45275	$14.76417	0
01/01/2017 to 12/31/2017	$14.76417	$17.74662	1,679
01/01/2018 to 12/31/2018	$17.74662	$16.31192	1,128
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$9.23298	$11.13529	165,516
01/01/2010 to 12/31/2010	$11.13529	$12.68306	148,208
01/01/2011 to 12/31/2011	$12.68306	$12.99051	123,296
01/01/2012 to 12/31/2012	$12.99051	$15.27887	121,362
01/01/2013 to 12/31/2013	$15.27887	$20.03106	108,667
01/01/2014 to 12/31/2014	$20.03106	$23.24438	131,331
01/01/2015 to 12/31/2015	$23.24438	$23.72061	133,482
01/01/2016 to 12/31/2016	$23.72061	$26.97020	132,429
01/01/2017 to 12/31/2017	$26.97020	$32.64232	120,335
01/01/2018 to 12/31/2018	$32.64232	$29.65905	141,131
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99917	$8.93949	0
01/01/2012 to 12/31/2012	$8.93949	$10.01453	5,703
01/01/2013 to 12/31/2013	$10.01453	$12.13505	7,780
01/01/2014 to 12/31/2014	$12.13505	$12.79471	37,229
01/01/2015 to 12/31/2015	$12.79471	$12.68580	42,256
01/01/2016 to 12/31/2016	$12.68580	$13.35312	60,495
01/01/2017 to 12/31/2017	$13.35312	$15.62461	53,957
01/01/2018 to 12/31/2018	$15.62461	$14.45795	46,702
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.20598	$8.80238	41,533
01/01/2010 to 12/31/2010	$8.80238	$9.75301	52,644
01/01/2011 to 12/31/2011	$9.75301	$9.48020	111,110
01/01/2012 to 12/31/2012	$9.48020	$10.35036	139,141
01/01/2013 to 12/31/2013	$10.35036	$11.52146	120,205
01/01/2014 to 12/31/2014	$11.52146	$11.99252	133,536
01/01/2015 to 12/31/2015	$11.99252	$11.85291	136,474
01/01/2016 to 12/31/2016	$11.85291	$12.29955	181,299
01/01/2017 to 12/31/2017	$12.29955	$14.15345	179,102
01/01/2018 to 12/31/2018	$14.15345	$12.90392	147,063

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.54939	$9.91508	89,622
01/01/2010 to 12/31/2010	$9.91508	$13.01055	81,914
01/01/2011 to 12/31/2011	$13.01055	$11.19172	137,269
01/01/2012 to 12/31/2012	$11.19172	$13.30374	130,099
01/01/2013 to 12/31/2013	$13.30374	$18.54585	126,485
01/01/2014 to 12/31/2014	$18.54585	$19.26759	145,335
01/01/2015 to 12/31/2015	$19.26759	$19.32954	147,432
01/01/2016 to 12/31/2016	$19.32954	$20.60981	128,119
01/01/2017 to 12/31/2017	$20.60981	$26.05411	117,372
01/01/2018 to 12/31/2018	$26.05411	$22.99549	128,121
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$11.65548	$15.45155	165,746
01/01/2010 to 12/31/2010	$15.45155	$20.86785	138,847
01/01/2011 to 12/31/2011	$20.86785	$20.45715	118,573
01/01/2012 to 12/31/2012	$20.45715	$22.71838	122,406
01/01/2013 to 12/31/2013	$22.71838	$30.40214	97,212
01/01/2014 to 12/31/2014	$30.40214	$31.24773	88,416
01/01/2015 to 12/31/2015	$31.24773	$31.17842	88,541
01/01/2016 to 12/31/2016	$31.17842	$34.59479	87,562
01/01/2017 to 12/31/2017	$34.59479	$42.44065	89,783
01/01/2018 to 12/31/2018	$42.44065	$38.48332	85,686
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$16.29658	$20.48991	179,703
01/01/2010 to 12/31/2010	$20.48991	$25.55800	142,958
01/01/2011 to 12/31/2011	$25.55800	$23.79052	125,180
01/01/2012 to 12/31/2012	$23.79052	$27.82968	104,650
01/01/2013 to 12/31/2013	$27.82968	$37.85590	104,841
01/01/2014 to 12/31/2014	$37.85590	$39.45176	128,407
01/01/2015 to 12/31/2015	$39.45176	$37.37402	128,308
01/01/2016 to 12/31/2016	$37.37402	$47.80626	112,783
01/01/2017 to 12/31/2017	$47.80626	$50.80672	105,110
01/01/2018 to 12/31/2018	$50.80672	$41.70798	100,361
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$18.81250	$23.12004	143,983
01/01/2010 to 12/31/2010	$23.12004	$25.52903	132,162
01/01/2011 to 12/31/2011	$25.52903	$25.77538	105,184
01/01/2012 to 12/31/2012	$25.77538	$28.96141	159,208
01/01/2013 to 12/31/2013	$28.96141	$33.49821	197,834
01/01/2014 to 12/31/2014	$33.49821	$35.11320	243,904
01/01/2015 to 12/31/2015	$35.11320	$34.77685	273,978
01/01/2016 to 12/31/2016	$34.77685	$37.02698	341,435
01/01/2017 to 12/31/2017	$37.02698	$42.30547	347,846
01/01/2018 to 12/31/2018	$42.30547	$39.64949	370,237
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.95546	$15.11626	139,111
01/01/2010 to 12/31/2010	$15.11626	$17.33121	91,822
01/01/2011 to 12/31/2011	$17.33121	$16.86715	92,278
01/01/2012 to 12/31/2012	$16.86715	$19.63441	117,823
01/01/2013 to 12/31/2013	$19.63441	$27.99595	106,243
01/01/2014 to 12/31/2014	$27.99595	$30.02902	124,055
01/01/2015 to 12/31/2015	$30.02902	$32.57786	159,880
01/01/2016 to 12/31/2016	$32.57786	$33.12298	155,469
01/01/2017 to 12/31/2017	$33.12298	$45.21615	151,581
01/01/2018 to 12/31/2018	$45.21615	$46.49250	133,396

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$9.16648	$10.73192	110,665
01/01/2010 to 12/31/2010	$10.73192	$11.94657	84,321
01/01/2011 to 12/31/2011	$11.94657	$11.76908	70,324
01/01/2012 to 12/31/2012	$11.76908	$13.21280	70,906
01/01/2013 to 12/31/2013	$13.21280	$17.61042	70,433
01/01/2014 to 12/31/2014	$17.61042	$17.70610	71,306
01/01/2015 to 12/31/2015	$17.70610	$16.46620	68,125
01/01/2016 to 12/31/2016	$16.46620	$17.30091	58,433
01/01/2017 to 12/31/2017	$17.30091	$19.96351	67,551
01/01/2018 to 12/31/2018	$19.96351	$17.84384	88,314
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$33.42185	$49.41639	59,018
01/01/2010 to 12/31/2010	$49.41639	$58.92879	51,233
01/01/2011 to 12/31/2011	$58.92879	$49.63707	45,841
01/01/2012 to 12/31/2012	$49.63707	$50.91767	40,026
01/01/2013 to 12/31/2013	$50.91767	$58.16181	34,744
01/01/2014 to 12/31/2014	$58.16181	$52.76641	34,309
01/01/2015 to 12/31/2015	$52.76641	$42.18148	39,346
01/01/2016 to 12/31/2016	$42.18148	$52.03982	36,992
01/01/2017 to 12/31/2017	$52.03982	$56.83055	36,860
01/01/2018 to 12/31/2018	$56.83055	$46.89028	33,537
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$15.75360	$17.48558	152,843
01/01/2010 to 12/31/2010	$17.48558	$18.30498	130,474
01/01/2011 to 12/31/2011	$18.30498	$18.86935	127,285
01/01/2012 to 12/31/2012	$18.86935	$19.65672	130,910
01/01/2013 to 12/31/2013	$19.65672	$18.72972	127,379
01/01/2014 to 12/31/2014	$18.72972	$18.64568	144,106
01/01/2015 to 12/31/2015	$18.64568	$17.60690	142,199
01/01/2016 to 12/31/2016	$17.60690	$18.19061	118,128
01/01/2017 to 12/31/2017	$18.19061	$18.37684	131,155
01/01/2018 to 12/31/2018	$18.37684	$18.55587	118,555
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.64660	$11.88890	67,540
01/01/2010 to 12/31/2010	$11.88890	$14.54868	63,900
01/01/2011 to 12/31/2011	$14.54868	$13.90624	39,508
01/01/2012 to 12/31/2012	$13.90624	$16.30177	57,927
01/01/2013 to 12/31/2013	$16.30177	$21.37014	35,635
01/01/2014 to 12/31/2014	$21.37014	$24.32345	39,075
01/01/2015 to 12/31/2015	$24.32345	$22.48892	34,907
01/01/2016 to 12/31/2016	$22.48892	$25.38035	42,814
01/01/2017 to 12/31/2017	$25.38035	$29.78331	33,752
01/01/2018 to 12/31/2018	$29.78331	$24.61150	31,156
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$7.09405	$9.02003	66,395
01/01/2010 to 12/31/2010	$9.02003	$10.23683	85,069
01/01/2011 to 12/31/2011	$10.23683	$9.78440	56,049
01/01/2012 to 12/31/2012	$9.78440	$10.75268	53,655
01/01/2013 to 12/31/2013	$10.75268	$12.82771	94,298
01/01/2014 to 12/31/2014	$12.82771	$13.39852	148,953
01/01/2015 to 12/31/2015	$13.39852	$13.18066	134,144
01/01/2016 to 12/31/2016	$13.18066	$13.90040	167,653
01/01/2017 to 12/31/2017	$13.90040	$15.63242	174,058
01/01/2018 to 12/31/2018	$15.63242	$14.70192	147,928

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.37246	$10.35775	14,693
01/01/2010 to 12/31/2010	$10.35775	$11.05377	13,807
01/01/2011 to 12/31/2011	$11.05377	$11.60263	26,245
01/01/2012 to 12/31/2012	$11.60263	$12.38854	38,757
01/01/2013 to 12/31/2013	$12.38854	$12.08169	28,282
01/01/2014 to 12/31/2014	$12.08169	$12.82173	64,295
01/01/2015 to 12/31/2015	$12.82173	$12.85054	107,742
01/01/2016 to 12/31/2016	$12.85054	$13.37744	119,515
01/01/2017 to 12/31/2017	$13.37744	$14.07930	157,254
01/01/2018 to 12/31/2018	$14.07930	$13.62211	393,461
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99315	$9.16230	13,364
01/01/2012 to 12/31/2012	$9.16230	$10.76898	13,248
01/01/2013 to 12/31/2013	$10.76898	$13.97020	16,703
01/01/2014 to 12/31/2014	$13.97020	$15.60462	28,655
01/01/2015 to 12/31/2015	$15.60462	$15.76781	27,145
01/01/2016 to 12/31/2016	$15.76781	$17.92294	30,582
01/01/2017 to 12/31/2017	$17.92294	$19.26570	44,957
01/01/2018 to 12/31/2018	$19.26570	$17.62747	43,791
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$11.16223	$14.10880	46,892
01/01/2010 to 12/31/2010	$14.10880	$14.70710	37,771
01/01/2011 to 12/31/2011	$14.70710	$15.13543	38,010
01/01/2012 to 12/31/2012	$15.13543	$18.11511	35,501
01/01/2013 to 12/31/2013	$18.11511	$25.20479	27,781
01/01/2014 to 12/31/2014	$25.20479	$29.86080	52,855
01/01/2015 to 12/31/2015	$29.86080	$30.49727	52,553
01/01/2016 to 12/31/2016	$30.49727	$26.73264	48,961
01/01/2017 to 12/31/2017	$26.73264	$30.65478	43,196
01/01/2018 to 12/31/2018	$30.65478	$30.62119	40,619
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.05010	$9.80982	18,004
01/01/2013 to 12/31/2013	$9.80982	$13.30656	13,731
01/01/2014 to 12/31/2014	$13.30656	$14.23222	12,329
01/01/2015 to 12/31/2015	$14.23222	$14.25989	11,841
01/01/2016 to 12/31/2016	$14.25989	$14.22436	12,003
01/01/2017 to 12/31/2017	$14.22436	$17.24996	12,450
01/01/2018 to 12/31/2018	$17.24996	$16.12303	12,009
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$3.41634	$5.32350	89,494
01/01/2010 to 12/31/2010	$5.32350	$6.39315	78,382
01/01/2011 to 12/31/2011	$6.39315	$6.00941	77,691
01/01/2012 to 12/31/2012	$6.00941	$6.62024	66,384
01/01/2013 to 12/31/2013	$6.62024	$8.20206	49,072
01/01/2014 to 12/31/2014	$8.20206	$9.01749	44,162
01/01/2015 to 12/31/2015	$9.01749	$9.53571	40,762
01/01/2016 to 12/31/2016	$9.53571	$9.36928	38,485
01/01/2017 to 12/31/2017	$9.36928	$12.53479	37,082
01/01/2018 to 12/31/2018	$12.53479	$12.35250	36,343
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12664	$9.75540	95,337
01/01/2017 to 12/31/2017	$9.75540	$13.62704	91,136
01/01/2018 to 12/31/2018	$13.62704	$11.10110	98,087

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.46910	$11.49912	10,405
01/01/2010 to 12/31/2010	$11.49912	$12.97881	9,609
01/01/2011 to 12/31/2011	$12.97881	$10.93279	7,634
01/01/2012 to 12/31/2012	$10.93279	$13.24747	6,903
01/01/2013 to 12/31/2013	$13.24747	$15.58960	6,999
01/01/2014 to 12/31/2014	$15.58960	$14.55170	7,756
01/01/2015 to 12/31/2015	$14.55170	$14.89124	3,919
01/01/2016 to 12/31/2016	$14.89124	$14.21447	2,549
01/01/2017 to 12/31/2017	$14.21447	$19.11254	7,992
01/01/2018 to 12/31/2018	$19.11254	$16.49637	6,016
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.48530	$15.14263	24,499
01/01/2011 to 12/31/2011	$15.14263	$13.07413	29,906
01/01/2012 to 12/31/2012	$13.07413	$14.71396	29,228
01/01/2013 to 12/31/2013	$14.71396	$17.47114	30,007
01/01/2014 to 12/31/2014	$17.47114	$16.37967	24,619
01/01/2015 to 12/31/2015	$16.37967	$16.58813	24,849
01/01/2016 to 12/31/2016	$16.58813	$16.95718	26,081
01/01/2017 to 12/31/2017	$16.95718	$20.96122	24,234
01/01/2018 to 12/31/2018	$20.96122	$17.25205	19,917
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$11.33975	$14.34444	6,844
01/01/2011 to 12/31/2011	$14.34444	$13.44045	14,852
01/01/2012 to 12/31/2012	$13.44045	$16.06761	10,531
01/01/2013 to 12/31/2013	$16.06761	$22.30424	9,762
01/01/2014 to 12/31/2014	$22.30424	$22.98389	17,102
01/01/2015 to 12/31/2015	$22.98389	$23.12283	12,954
01/01/2016 to 12/31/2016	$23.12283	$23.06769	12,271
01/01/2017 to 12/31/2017	$23.06769	$30.81990	4,887
01/01/2018 to 12/31/2018	$30.81990	$30.66841	4,886
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59345	$12.28578	11,217
01/01/2011 to 12/31/2011	$12.28578	$11.63491	9,036
01/01/2012 to 12/31/2012	$11.63491	$12.45280	6,706
01/01/2013 to 12/31/2013	$12.45280	$18.56099	5,797
01/01/2014 to 12/31/2014	$18.56099	$18.06774	6,221
01/01/2015 to 12/31/2015	$18.06774	$17.41582	7,082
01/01/2016 to 12/31/2016	$17.41582	$18.63937	6,894
01/01/2017 to 12/31/2017	$18.63937	$23.27698	6,784
01/01/2018 to 12/31/2018	$23.27698	$23.38263	6,771
*Denotes the start date of these sub-accounts

Advanced Series Cornerstone
Prudential Annuities Life Assurance Corporation
Statement of Additional Information
ACCUMULATION UNIT VALUES: Qualified Beneficiary Continuation Option - 1.40% Settlement Service Charge

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Academic Strategies Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.99093	$9.79831	8,412,160
01/01/2010 to 12/31/2010	$9.79831	$10.81708	6,859,093
01/01/2011 to 12/31/2011	$10.81708	$10.38228	5,711,531
01/01/2012 to 12/31/2012	$10.38228	$11.52309	4,919,010
01/01/2013 to 12/31/2013	$11.52309	$12.49500	4,374,574
01/01/2014 to 12/31/2014	$12.49500	$12.79047	4,483,855
01/01/2015 to 12/31/2015	$12.79047	$12.20555	4,600,461
01/01/2016 to 12/31/2016	$12.20555	$12.79746	5,742,579
01/01/2017 to 12/31/2017	$12.79746	$14.20671	6,692,496
01/01/2018 to 12/31/2018	$14.20671	$12.86718	6,259,360
AST Advanced Strategies Portfolio
01/01/2009 to 12/31/2009	$7.98154	$9.93166	1,932,680
01/01/2010 to 12/31/2010	$9.93166	$11.13490	1,675,735
01/01/2011 to 12/31/2011	$11.13490	$10.99153	1,435,903
01/01/2012 to 12/31/2012	$10.99153	$12.31673	1,418,761
01/01/2013 to 12/31/2013	$12.31673	$14.15498	1,598,371
01/01/2014 to 12/31/2014	$14.15498	$14.80940	2,050,271
01/01/2015 to 12/31/2015	$14.80940	$14.71926	2,247,984
01/01/2016 to 12/31/2016	$14.71926	$15.54500	2,972,623
01/01/2017 to 12/31/2017	$15.54500	$17.92228	3,782,375
01/01/2018 to 12/31/2018	$17.92228	$16.62986	3,872,669
AST AQR Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.65743	0
01/01/2014 to 12/31/2014	$11.65743	$13.00803	0
01/01/2015 to 12/31/2015	$13.00803	$13.04744	0
01/01/2016 to 12/31/2016	$13.04744	$14.24209	0
01/01/2017 to 12/31/2017	$14.24209	$17.15168	0
01/01/2018 to 12/31/2018	$17.15168	$15.53472	0
AST Balanced Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$8.26563	$10.04850	6,105,409
01/01/2010 to 12/31/2010	$10.04850	$11.12800	5,591,782
01/01/2011 to 12/31/2011	$11.12800	$10.83909	4,650,465
01/01/2012 to 12/31/2012	$10.83909	$12.02056	4,624,114
01/01/2013 to 12/31/2013	$12.02056	$13.94397	4,676,417
01/01/2014 to 12/31/2014	$13.94397	$14.64544	4,804,832
01/01/2015 to 12/31/2015	$14.64544	$14.50914	4,847,477
01/01/2016 to 12/31/2016	$14.50914	$15.20743	5,334,345
01/01/2017 to 12/31/2017	$15.20743	$17.23020	5,926,848
01/01/2018 to 12/31/2018	$17.23020	$16.14950	5,745,479
AST BlackRock Global Strategies Portfolio
05/02/2011* to 12/31/2011	$9.99884	$9.18257	1,406
01/01/2012 to 12/31/2012	$9.18257	$10.13096	2,274
01/01/2013 to 12/31/2013	$10.13096	$11.07327	9,626
01/01/2014 to 12/31/2014	$11.07327	$11.45274	22,747
01/01/2015 to 12/31/2015	$11.45274	$10.95358	23,007
01/01/2016 to 12/31/2016	$10.95358	$11.55229	80,166
01/01/2017 to 12/31/2017	$11.55229	$12.82755	185,151
01/01/2018 to 12/31/2018	$12.82755	$11.97934	171,097

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST BlackRock Low Duration Bond Portfolio
01/01/2009 to 12/31/2009	$15.73455	$17.10139	13,071,883
01/01/2010 to 12/31/2010	$17.10139	$17.51939	10,893,336
01/01/2011 to 12/31/2011	$17.51939	$17.66265	8,916,345
01/01/2012 to 12/31/2012	$17.66265	$18.23283	7,531,093
01/01/2013 to 12/31/2013	$18.23283	$17.58676	6,726,178
01/01/2014 to 12/31/2014	$17.58676	$17.32373	5,672,418
01/01/2015 to 12/31/2015	$17.32373	$17.16383	5,016,699
01/01/2016 to 12/31/2016	$17.16383	$17.20130	4,396,300
01/01/2017 to 12/31/2017	$17.20130	$17.24996	4,031,538
01/01/2018 to 12/31/2018	$17.24996	$17.13398	3,463,246
AST BlackRock/Loomis Sayles Bond Portfolio
01/01/2009 to 12/31/2009	$19.03675	$21.87221	20,632,079
01/01/2010 to 12/31/2010	$21.87221	$23.23050	16,943,180
01/01/2011 to 12/31/2011	$23.23050	$23.63362	13,842,732
01/01/2012 to 12/31/2012	$23.63362	$25.47464	12,338,264
01/01/2013 to 12/31/2013	$25.47464	$24.65660	9,995,014
01/01/2014 to 12/31/2014	$24.65660	$25.34004	8,475,614
01/01/2015 to 12/31/2015	$25.34004	$24.45863	7,091,995
01/01/2016 to 12/31/2016	$24.45863	$25.13649	6,161,602
01/01/2017 to 12/31/2017	$25.13649	$25.86657	5,412,083
01/01/2018 to 12/31/2018	$25.86657	$25.33412	4,629,873
AST Bond Portfolio 2020
01/02/2009* to 12/31/2009	$9.99923	$8.82470	0
01/01/2010 to 12/31/2010	$8.82470	$9.73183	0
01/01/2011 to 12/31/2011	$9.73183	$11.38772	0
01/01/2012 to 12/31/2012	$11.38772	$11.93774	0
01/01/2013 to 12/31/2013	$11.93774	$11.00367	0
01/01/2014 to 12/31/2014	$11.00367	$11.51790	0
01/01/2015 to 12/31/2015	$11.51790	$11.53001	0
01/01/2016 to 12/31/2016	$11.53001	$11.59126	0
01/01/2017 to 12/31/2017	$11.59126	$11.53053	0
01/01/2018 to 12/31/2018	$11.53053	$11.40130	0
AST Capital Growth Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$7.78589	$9.62144	7,140,551
01/01/2010 to 12/31/2010	$9.62144	$10.75564	5,658,094
01/01/2011 to 12/31/2011	$10.75564	$10.34786	4,500,509
01/01/2012 to 12/31/2012	$10.34786	$11.60294	3,975,636
01/01/2013 to 12/31/2013	$11.60294	$14.03527	4,084,010
01/01/2014 to 12/31/2014	$14.03527	$14.80675	5,123,719
01/01/2015 to 12/31/2015	$14.80675	$14.67740	5,614,019
01/01/2016 to 12/31/2016	$14.67740	$15.46167	7,327,067
01/01/2017 to 12/31/2017	$15.46167	$17.97320	9,793,434
01/01/2018 to 12/31/2018	$17.97320	$16.61840	9,994,935
AST ClearBridge Dividend Growth Portfolio
02/25/2013* to 12/31/2013	$9.99884	$11.68836	0
01/01/2014 to 12/31/2014	$11.68836	$13.09321	0
01/01/2015 to 12/31/2015	$13.09321	$12.44886	0
01/01/2016 to 12/31/2016	$12.44886	$14.10317	861
01/01/2017 to 12/31/2017	$14.10317	$16.46541	723
01/01/2018 to 12/31/2018	$16.46541	$15.45991	389

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Cohen & Steers Realty Portfolio
01/01/2009 to 12/31/2009	$15.16868	$19.73162	2,536,513
01/01/2010 to 12/31/2010	$19.73162	$25.03747	2,054,835
01/01/2011 to 12/31/2011	$25.03747	$26.31435	1,636,127
01/01/2012 to 12/31/2012	$26.31435	$29.92769	1,447,772
01/01/2013 to 12/31/2013	$29.92769	$30.43333	1,232,613
01/01/2014 to 12/31/2014	$30.43333	$39.28369	1,115,800
01/01/2015 to 12/31/2015	$39.28369	$40.60997	942,477
01/01/2016 to 12/31/2016	$40.60997	$41.97061	831,813
01/01/2017 to 12/31/2017	$41.97061	$43.96916	686,176
01/01/2018 to 12/31/2018	$43.96916	$41.28906	583,093
AST Fidelity Institutional AM® Quantitative Portfolio
formerly,AST FI Pyramis® Quantitative Portfolio
01/01/2009 to 12/31/2009	$7.32975	$8.95084	1,998,747
01/01/2010 to 12/31/2010	$8.95084	$10.09316	1,518,117
01/01/2011 to 12/31/2011	$10.09316	$9.80224	1,238,744
01/01/2012 to 12/31/2012	$9.80224	$10.69269	1,185,031
01/01/2013 to 12/31/2013	$10.69269	$12.09924	1,160,646
01/01/2014 to 12/31/2014	$12.09924	$12.30584	1,332,058
01/01/2015 to 12/31/2015	$12.30584	$12.25376	1,520,140
01/01/2016 to 12/31/2016	$12.25376	$12.59645	2,103,119
01/01/2017 to 12/31/2017	$12.59645	$14.46644	2,642,395
01/01/2018 to 12/31/2018	$14.46644	$13.15816	2,463,134
AST Global Real Estate Portfolio
01/01/2009 to 12/31/2009	$6.12063	$8.15324	870
01/01/2010 to 12/31/2010	$8.15324	$9.66300	613
01/01/2011 to 12/31/2011	$9.66300	$9.04780	1,153
01/01/2012 to 12/31/2012	$9.04780	$11.31224	4,307
01/01/2013 to 12/31/2013	$11.31224	$11.63885	4,634
01/01/2014 to 12/31/2014	$11.63885	$13.07381	9,529
01/01/2015 to 12/31/2015	$13.07381	$12.87917	9,006
01/01/2016 to 12/31/2016	$12.87917	$12.81297	9,651
01/01/2017 to 12/31/2017	$12.81297	$14.00933	12,593
01/01/2018 to 12/31/2018	$14.00933	$13.16170	11,053
AST Goldman Sachs Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$22.05507	$25.91920	9,504,835
01/01/2010 to 12/31/2010	$25.91920	$28.84949	7,333,264
01/01/2011 to 12/31/2011	$28.84949	$26.87621	5,879,232
01/01/2012 to 12/31/2012	$26.87621	$31.71129	4,811,343
01/01/2013 to 12/31/2013	$31.71129	$41.75519	4,091,526
01/01/2014 to 12/31/2014	$41.75519	$46.57737	3,561,789
01/01/2015 to 12/31/2015	$46.57737	$43.80310	3,597,245
01/01/2016 to 12/31/2016	$43.80310	$48.17596	3,118,732
01/01/2017 to 12/31/2017	$48.17596	$52.13310	2,787,143
01/01/2018 to 12/31/2018	$52.13310	$47.01628	2,434,686
AST Goldman Sachs Mid-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$3.07198	$4.75836	8,121,170
01/01/2010 to 12/31/2010	$4.75836	$5.62196	6,101,814
01/01/2011 to 12/31/2011	$5.62196	$5.37833	4,535,367
01/01/2012 to 12/31/2012	$5.37833	$6.34316	3,777,430
01/01/2013 to 12/31/2013	$6.34316	$8.26777	3,161,832
01/01/2014 to 12/31/2014	$8.26777	$9.09175	2,703,265
01/01/2015 to 12/31/2015	$9.09175	$8.45477	15,980,177
01/01/2016 to 12/31/2016	$8.45477	$8.47380	13,867,971
01/01/2017 to 12/31/2017	$8.47380	$10.61894	12,270,682
01/01/2018 to 12/31/2018	$10.61894	$10.01412	10,727,702

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Goldman Sachs Multi-Asset Portfolio
01/01/2009 to 12/31/2009	$7.60283	$9.24941	933,725
01/01/2010 to 12/31/2010	$9.24941	$10.17756	937,483
01/01/2011 to 12/31/2011	$10.17756	$9.98438	864,621
01/01/2012 to 12/31/2012	$9.98438	$10.84167	904,960
01/01/2013 to 12/31/2013	$10.84167	$11.73963	789,219
01/01/2014 to 12/31/2014	$11.73963	$12.04311	693,533
01/01/2015 to 12/31/2015	$12.04311	$11.76656	588,251
01/01/2016 to 12/31/2016	$11.76656	$12.21187	574,531
01/01/2017 to 12/31/2017	$12.21187	$13.52030	672,294
01/01/2018 to 12/31/2018	$13.52030	$12.38918	654,658
AST Goldman Sachs Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$18.31429	$22.90617	2,739,839
01/01/2010 to 12/31/2010	$22.90617	$28.63102	2,139,113
01/01/2011 to 12/31/2011	$28.63102	$28.59829	1,706,410
01/01/2012 to 12/31/2012	$28.59829	$32.62172	1,431,288
01/01/2013 to 12/31/2013	$32.62172	$44.64913	1,250,722
01/01/2014 to 12/31/2014	$44.64913	$47.19296	1,086,290
01/01/2015 to 12/31/2015	$47.19296	$43.97560	935,154
01/01/2016 to 12/31/2016	$43.97560	$53.90327	800,779
01/01/2017 to 12/31/2017	$53.90327	$59.62848	694,243
01/01/2018 to 12/31/2018	$59.62848	$50.52072	599,847
AST Government Money Market Portfolio
01/01/2009 to 12/31/2009	$14.25018	$14.08505	34,323,383
01/01/2010 to 12/31/2010	$14.08505	$13.89154	24,767,851
01/01/2011 to 12/31/2011	$13.89154	$13.70035	21,146,279
01/01/2012 to 12/31/2012	$13.70035	$13.50952	17,079,423
01/01/2013 to 12/31/2013	$13.50952	$13.32015	13,291,565
01/01/2014 to 12/31/2014	$13.32015	$13.13385	13,654,097
01/01/2015 to 12/31/2015	$13.13385	$12.95008	12,534,974
01/01/2016 to 12/31/2016	$12.95008	$12.76926	11,390,209
01/01/2017 to 12/31/2017	$12.76926	$12.63397	10,159,311
01/01/2018 to 12/31/2018	$12.63397	$12.61802	10,291,957
AST High Yield Portfolio
01/01/2009 to 12/31/2009	$13.17420	$17.60796	7,533,659
01/01/2010 to 12/31/2010	$17.60796	$19.70522	6,013,578
01/01/2011 to 12/31/2011	$19.70522	$20.04621	4,860,005
01/01/2012 to 12/31/2012	$20.04621	$22.50759	4,606,006
01/01/2013 to 12/31/2013	$22.50759	$23.78603	3,969,184
01/01/2014 to 12/31/2014	$23.78603	$24.05291	2,555,840
01/01/2015 to 12/31/2015	$24.05291	$22.87106	2,162,116
01/01/2016 to 12/31/2016	$22.87106	$26.02347	2,049,277
01/01/2017 to 12/31/2017	$26.02347	$27.57716	1,858,588
01/01/2018 to 12/31/2018	$27.57716	$26.64894	1,411,625
AST Hotchkis & Wiley Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$14.69947	$17.31043	6,166,484
01/01/2010 to 12/31/2010	$17.31043	$19.31418	4,821,463
01/01/2011 to 12/31/2011	$19.31418	$18.24735	3,892,159
01/01/2012 to 12/31/2012	$18.24735	$21.02975	3,307,201
01/01/2013 to 12/31/2013	$21.02975	$29.00062	2,912,200
01/01/2014 to 12/31/2014	$29.00062	$32.52544	2,587,068
01/01/2015 to 12/31/2015	$32.52544	$29.55705	2,241,065
01/01/2016 to 12/31/2016	$29.55705	$34.93974	2,017,175
01/01/2017 to 12/31/2017	$34.93974	$41.06394	1,762,498
01/01/2018 to 12/31/2018	$41.06394	$34.75632	1,560,509

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST International Growth Portfolio
01/01/2009 to 12/31/2009	$12.39204	$16.53050	12,029,702
01/01/2010 to 12/31/2010	$16.53050	$18.66208	9,350,779
01/01/2011 to 12/31/2011	$18.66208	$16.02292	7,616,795
01/01/2012 to 12/31/2012	$16.02292	$19.01608	6,293,086
01/01/2013 to 12/31/2013	$19.01608	$22.32299	5,340,846
01/01/2014 to 12/31/2014	$22.32299	$20.79446	4,821,411
01/01/2015 to 12/31/2015	$20.79446	$21.14883	4,259,448
01/01/2016 to 12/31/2016	$21.14883	$20.06551	3,802,360
01/01/2017 to 12/31/2017	$20.06551	$26.79441	3,321,745
01/01/2018 to 12/31/2018	$26.79441	$22.89556	2,982,285
AST International Value Portfolio
01/01/2009 to 12/31/2009	$12.54807	$16.14579	3,231,676
01/01/2010 to 12/31/2010	$16.14579	$17.68409	2,556,374
01/01/2011 to 12/31/2011	$17.68409	$15.24863	2,148,928
01/01/2012 to 12/31/2012	$15.24863	$17.54225	1,527,083
01/01/2013 to 12/31/2013	$17.54225	$20.66374	1,321,160
01/01/2014 to 12/31/2014	$20.66374	$19.00863	1,138,759
01/01/2015 to 12/31/2015	$19.00863	$18.89569	1,039,181
01/01/2016 to 12/31/2016	$18.89569	$18.73984	943,283
01/01/2017 to 12/31/2017	$18.73984	$22.69347	808,690
01/01/2018 to 12/31/2018	$22.69347	$18.76368	764,784
AST Investment Grade Bond Portfolio
01/01/2009 to 12/31/2009	$10.93209	$11.99745	0
01/01/2010 to 12/31/2010	$11.99745	$13.10836	0
01/01/2011 to 12/31/2011	$13.10836	$14.53353	3,256
01/01/2012 to 12/31/2012	$14.53353	$15.67712	39
01/01/2013 to 12/31/2013	$15.67712	$14.96580	0
01/01/2014 to 12/31/2014	$14.96580	$15.74930	0
01/01/2015 to 12/31/2015	$15.74930	$15.71099	0
01/01/2016 to 12/31/2016	$15.71099	$16.14275	0
01/01/2017 to 12/31/2017	$16.14275	$16.60376	0
01/01/2018 to 12/31/2018	$16.60376	$16.32633	210
AST J.P. Morgan Global Thematic Portfolio
01/01/2009 to 12/31/2009	$6.96417	$8.69781	330,295
01/01/2010 to 12/31/2010	$8.69781	$9.76106	409,522
01/01/2011 to 12/31/2011	$9.76106	$9.56973	437,253
01/01/2012 to 12/31/2012	$9.56973	$10.71735	411,264
01/01/2013 to 12/31/2013	$10.71735	$12.28784	374,150
01/01/2014 to 12/31/2014	$12.28784	$12.88688	536,073
01/01/2015 to 12/31/2015	$12.88688	$12.57340	467,108
01/01/2016 to 12/31/2016	$12.57340	$13.04442	464,173
01/01/2017 to 12/31/2017	$13.04442	$15.04310	582,641
01/01/2018 to 12/31/2018	$15.04310	$13.73794	515,629
AST J.P. Morgan International Equity Portfolio
01/01/2009 to 12/31/2009	$24.00705	$32.16453	3,101,048
01/01/2010 to 12/31/2010	$32.16453	$33.98828	2,383,365
01/01/2011 to 12/31/2011	$33.98828	$30.44657	1,957,140
01/01/2012 to 12/31/2012	$30.44657	$36.59713	1,679,191
01/01/2013 to 12/31/2013	$36.59713	$41.62765	1,487,091
01/01/2014 to 12/31/2014	$41.62765	$38.43226	1,330,411
01/01/2015 to 12/31/2015	$38.43226	$36.83514	1,220,771
01/01/2016 to 12/31/2016	$36.83514	$37.02219	1,083,383
01/01/2017 to 12/31/2017	$37.02219	$47.32249	991,687
01/01/2018 to 12/31/2018	$47.32249	$38.50595	867,932

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST J.P. Morgan Strategic Opportunities Portfolio
01/01/2009 to 12/31/2009	$17.65646	$21.24283	3,931,329
01/01/2010 to 12/31/2010	$21.24283	$22.47846	3,035,081
01/01/2011 to 12/31/2011	$22.47846	$22.21586	2,464,540
01/01/2012 to 12/31/2012	$22.21586	$24.25260	2,113,388
01/01/2013 to 12/31/2013	$24.25260	$26.55124	1,842,468
01/01/2014 to 12/31/2014	$26.55124	$27.60595	1,643,068
01/01/2015 to 12/31/2015	$27.60595	$27.16973	1,500,221
01/01/2016 to 12/31/2016	$27.16973	$27.81835	1,413,371
01/01/2017 to 12/31/2017	$27.81835	$30.76036	1,385,459
01/01/2018 to 12/31/2018	$30.76036	$28.77270	1,277,500
AST Jennison Large-Cap Growth Portfolio
11/16/2009* to 12/31/2009	$10.08423	$10.29401	0
01/01/2010 to 12/31/2010	$10.29401	$11.29861	0
01/01/2011 to 12/31/2011	$11.29861	$11.21440	5,109
01/01/2012 to 12/31/2012	$11.21440	$12.73653	4,872
01/01/2013 to 12/31/2013	$12.73653	$17.14136	11,180
01/01/2014 to 12/31/2014	$17.14136	$18.50771	10,771
01/01/2015 to 12/31/2015	$18.50771	$20.18925	15,521
01/01/2016 to 12/31/2016	$20.18925	$19.61564	10,131
01/01/2017 to 12/31/2017	$19.61564	$26.27170	8,741
01/01/2018 to 12/31/2018	$26.27170	$25.48460	9,553
AST Loomis Sayles Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$11.88928	$15.21143	17,981,040
01/01/2010 to 12/31/2010	$15.21143	$17.96108	13,671,294
01/01/2011 to 12/31/2011	$17.96108	$17.54824	10,865,925
01/01/2012 to 12/31/2012	$17.54824	$19.42466	9,007,613
01/01/2013 to 12/31/2013	$19.42466	$26.16486	7,501,705
01/01/2014 to 12/31/2014	$26.16486	$28.53062	12,766,161
01/01/2015 to 12/31/2015	$28.53062	$30.96453	11,125,810
01/01/2016 to 12/31/2016	$30.96453	$32.23431	9,727,048
01/01/2017 to 12/31/2017	$32.23431	$42.26955	8,377,526
01/01/2018 to 12/31/2018	$42.26955	$40.55449	7,331,268
AST MFS Global Equity Portfolio
01/01/2009 to 12/31/2009	$10.33342	$13.39896	2,460,934
01/01/2010 to 12/31/2010	$13.39896	$14.80290	1,882,386
01/01/2011 to 12/31/2011	$14.80290	$14.13870	1,567,778
01/01/2012 to 12/31/2012	$14.13870	$17.15779	1,345,547
01/01/2013 to 12/31/2013	$17.15779	$21.59260	1,264,615
01/01/2014 to 12/31/2014	$21.59260	$22.06323	1,103,149
01/01/2015 to 12/31/2015	$22.06323	$21.43554	990,398
01/01/2016 to 12/31/2016	$21.43554	$22.63908	892,389
01/01/2017 to 12/31/2017	$22.63908	$27.64470	828,684
01/01/2018 to 12/31/2018	$27.64470	$24.65191	771,766
AST MFS Growth Portfolio
01/01/2009 to 12/31/2009	$6.06772	$7.43685	15,520,099
01/01/2010 to 12/31/2010	$7.43685	$8.27021	12,292,529
01/01/2011 to 12/31/2011	$8.27021	$8.10610	10,114,014
01/01/2012 to 12/31/2012	$8.10610	$9.35791	8,473,688
01/01/2013 to 12/31/2013	$9.35791	$12.61384	7,258,837
01/01/2014 to 12/31/2014	$12.61384	$13.52051	6,366,054
01/01/2015 to 12/31/2015	$13.52051	$14.29487	5,673,031
01/01/2016 to 12/31/2016	$14.29487	$14.36454	4,990,752
01/01/2017 to 12/31/2017	$14.36454	$18.51334	4,441,709
01/01/2018 to 12/31/2018	$18.51334	$18.64522	3,893,316

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST MFS Large-Cap Value Portfolio
08/20/2012* to 12/31/2012	$9.99884	$10.20638	0
01/01/2013 to 12/31/2013	$10.20638	$13.53586	0
01/01/2014 to 12/31/2014	$13.53586	$14.71003	0
01/01/2015 to 12/31/2015	$14.71003	$14.39916	0
01/01/2016 to 12/31/2016	$14.39916	$16.10701	0
01/01/2017 to 12/31/2017	$16.10701	$18.63600	0
01/01/2018 to 12/31/2018	$18.63600	$16.50864	0
AST Neuberger Berman/LSV Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$20.22783	$28.05100	7,001,733
01/01/2010 to 12/31/2010	$28.05100	$34.14026	5,420,696
01/01/2011 to 12/31/2011	$34.14026	$32.82655	4,323,383
01/01/2012 to 12/31/2012	$32.82655	$37.91024	3,538,167
01/01/2013 to 12/31/2013	$37.91024	$53.08199	3,045,986
01/01/2014 to 12/31/2014	$53.08199	$59.79739	2,639,121
01/01/2015 to 12/31/2015	$59.79739	$55.63673	2,282,455
01/01/2016 to 12/31/2016	$55.63673	$64.86000	1,994,227
01/01/2017 to 12/31/2017	$64.86000	$72.77285	1,728,285
01/01/2018 to 12/31/2018	$72.77285	$59.95055	1,521,349
AST New Discovery Asset Allocation Portfolio
04/30/2012* to 12/31/2012	$9.99884	$10.34147	4,901,121
01/01/2013 to 12/31/2013	$10.34147	$12.12535	4,080,500
01/01/2014 to 12/31/2014	$12.12535	$12.56996	3,469,189
01/01/2015 to 12/31/2015	$12.56996	$12.24008	3,033,702
01/01/2016 to 12/31/2016	$12.24008	$12.59068	2,680,231
01/01/2017 to 12/31/2017	$12.59068	$14.46236	2,401,480
01/01/2018 to 12/31/2018	$14.46236	$13.07893	2,064,578
AST Parametric Emerging Markets Equity Portfolio
01/01/2009 to 12/31/2009	$5.58040	$9.16209	3,116
01/01/2010 to 12/31/2010	$9.16209	$11.04568	19,317
01/01/2011 to 12/31/2011	$11.04568	$8.68339	8,071
01/01/2012 to 12/31/2012	$8.68339	$10.09679	7,479
01/01/2013 to 12/31/2013	$10.09679	$9.97769	16,110
01/01/2014 to 12/31/2014	$9.97769	$9.37728	16,733
01/01/2015 to 12/31/2015	$9.37728	$7.69942	17,448
01/01/2016 to 12/31/2016	$7.69942	$8.53030	18,337
01/01/2017 to 12/31/2017	$8.53030	$10.62981	29,004
01/01/2018 to 12/31/2018	$10.62981	$9.00807	14,412
AST Preservation Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$9.09407	$10.76349	5,607,892
01/01/2010 to 12/31/2010	$10.76349	$11.73478	5,322,609
01/01/2011 to 12/31/2011	$11.73478	$11.68598	5,359,826
01/01/2012 to 12/31/2012	$11.68598	$12.71758	5,429,828
01/01/2013 to 12/31/2013	$12.71758	$13.69461	4,824,905
01/01/2014 to 12/31/2014	$13.69461	$14.28270	4,770,903
01/01/2015 to 12/31/2015	$14.28270	$14.10302	4,771,117
01/01/2016 to 12/31/2016	$14.10302	$14.67423	5,403,196
01/01/2017 to 12/31/2017	$14.67423	$15.93508	6,037,162
01/01/2018 to 12/31/2018	$15.93508	$15.26462	6,058,564

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Prudential Core Bond Portfolio
10/31/2011* to 12/31/2011	$10.01876	$10.07506	0
01/01/2012 to 12/31/2012	$10.07506	$10.64019	0
01/01/2013 to 12/31/2013	$10.64019	$10.24854	0
01/01/2014 to 12/31/2014	$10.24854	$10.71754	0
01/01/2015 to 12/31/2015	$10.71754	$10.53923	1,024
01/01/2016 to 12/31/2016	$10.53923	$10.82942	183
01/01/2017 to 12/31/2017	$10.82942	$11.28377	80
01/01/2018 to 12/31/2018	$11.28377	$11.03436	273
AST Prudential Growth Allocation Portfolio
01/01/2009 to 12/31/2009	$6.74471	$8.37763	1,360,956
01/01/2010 to 12/31/2010	$8.37763	$9.83135	1,121,959
01/01/2011 to 12/31/2011	$9.83135	$9.09146	986,838
01/01/2012 to 12/31/2012	$9.09146	$10.12224	1,006,570
01/01/2013 to 12/31/2013	$10.12224	$11.67981	908,794
01/01/2014 to 12/31/2014	$11.67981	$12.57551	1,537,876
01/01/2015 to 12/31/2015	$12.57551	$12.32353	2,144,128
01/01/2016 to 12/31/2016	$12.32353	$13.37799	3,114,057
01/01/2017 to 12/31/2017	$13.37799	$15.31448	6,106,309
01/01/2018 to 12/31/2018	$15.31448	$13.95200	5,913,093
AST QMA Large-Cap Portfolio
04/29/2013* to 12/31/2013	$9.99884	$11.69708	0
01/01/2014 to 12/31/2014	$11.69708	$13.29120	0
01/01/2015 to 12/31/2015	$13.29120	$13.30735	0
01/01/2016 to 12/31/2016	$13.30735	$14.54588	0
01/01/2017 to 12/31/2017	$14.54588	$17.41375	0
01/01/2018 to 12/31/2018	$17.41375	$15.94084	0
AST QMA US Equity Alpha Portfolio
01/01/2009 to 12/31/2009	$8.83079	$10.60728	6,196,983
01/01/2010 to 12/31/2010	$10.60728	$12.03274	4,770,751
01/01/2011 to 12/31/2011	$12.03274	$12.27465	3,959,676
01/01/2012 to 12/31/2012	$12.27465	$14.37843	3,213,985
01/01/2013 to 12/31/2013	$14.37843	$18.77444	2,695,646
01/01/2014 to 12/31/2014	$18.77444	$21.69801	2,432,339
01/01/2015 to 12/31/2015	$21.69801	$22.05306	2,070,601
01/01/2016 to 12/31/2016	$22.05306	$24.97319	1,850,927
01/01/2017 to 12/31/2017	$24.97319	$30.10357	1,641,725
01/01/2018 to 12/31/2018	$30.10357	$27.24112	1,409,851
AST Quantitative Modeling Portfolio
05/02/2011* to 12/31/2011	$9.99884	$8.91513	0
01/01/2012 to 12/31/2012	$8.91513	$9.94679	0
01/01/2013 to 12/31/2013	$9.94679	$12.00409	17,447
01/01/2014 to 12/31/2014	$12.00409	$12.60549	16,537
01/01/2015 to 12/31/2015	$12.60549	$12.44771	39,913
01/01/2016 to 12/31/2016	$12.44771	$13.04968	69,989
01/01/2017 to 12/31/2017	$13.04968	$15.20802	121,143
01/01/2018 to 12/31/2018	$15.20802	$14.01525	117,425

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST RCM World Trends Portfolio
01/01/2009 to 12/31/2009	$7.17332	$8.72709	1,086,235
01/01/2010 to 12/31/2010	$8.72709	$9.63045	1,076,591
01/01/2011 to 12/31/2011	$9.63045	$9.32329	1,088,402
01/01/2012 to 12/31/2012	$9.32329	$10.13781	1,208,847
01/01/2013 to 12/31/2013	$10.13781	$11.23930	1,075,643
01/01/2014 to 12/31/2014	$11.23930	$11.65145	1,047,164
01/01/2015 to 12/31/2015	$11.65145	$11.46930	988,104
01/01/2016 to 12/31/2016	$11.46930	$11.85353	1,029,666
01/01/2017 to 12/31/2017	$11.85353	$13.58528	977,838
01/01/2018 to 12/31/2018	$13.58528	$12.33556	981,054
AST Small-Cap Growth Opportunities Portfolio
01/01/2009 to 12/31/2009	$7.30302	$9.55274	2,973,182
01/01/2010 to 12/31/2010	$9.55274	$12.48459	2,233,337
01/01/2011 to 12/31/2011	$12.48459	$10.69598	6,022,637
01/01/2012 to 12/31/2012	$10.69598	$12.66302	4,924,697
01/01/2013 to 12/31/2013	$12.66302	$17.58140	4,045,290
01/01/2014 to 12/31/2014	$17.58140	$18.19175	3,549,857
01/01/2015 to 12/31/2015	$18.19175	$18.17646	3,140,831
01/01/2016 to 12/31/2016	$18.17646	$19.30237	2,781,597
01/01/2017 to 12/31/2017	$19.30237	$24.30313	2,483,573
01/01/2018 to 12/31/2018	$24.30313	$21.36279	2,227,050
AST Small-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$12.68177	$16.74425	2,693,794
01/01/2010 to 12/31/2010	$16.74425	$22.52232	2,310,461
01/01/2011 to 12/31/2011	$22.52232	$21.98983	1,837,485
01/01/2012 to 12/31/2012	$21.98983	$24.32164	1,542,659
01/01/2013 to 12/31/2013	$24.32164	$32.41614	1,330,742
01/01/2014 to 12/31/2014	$32.41614	$33.18308	1,114,092
01/01/2015 to 12/31/2015	$33.18308	$32.97563	1,029,965
01/01/2016 to 12/31/2016	$32.97563	$36.44149	895,312
01/01/2017 to 12/31/2017	$36.44149	$44.52618	795,697
01/01/2018 to 12/31/2018	$44.52618	$40.21010	691,095
AST Small-Cap Value Portfolio
01/01/2009 to 12/31/2009	$15.52371	$19.43917	5,742,455
01/01/2010 to 12/31/2010	$19.43917	$24.14936	4,383,068
01/01/2011 to 12/31/2011	$24.14936	$22.38867	3,448,221
01/01/2012 to 12/31/2012	$22.38867	$26.08383	2,840,903
01/01/2013 to 12/31/2013	$26.08383	$35.33780	2,399,560
01/01/2014 to 12/31/2014	$35.33780	$36.67867	2,110,720
01/01/2015 to 12/31/2015	$36.67867	$34.60647	1,874,038
01/01/2016 to 12/31/2016	$34.60647	$44.08811	1,609,327
01/01/2017 to 12/31/2017	$44.08811	$46.66633	1,396,957
01/01/2018 to 12/31/2018	$46.66633	$38.15322	1,225,607
AST T. Rowe Price Asset Allocation Portfolio
01/01/2009 to 12/31/2009	$18.94244	$23.18567	5,164,275
01/01/2010 to 12/31/2010	$23.18567	$25.49814	4,310,936
01/01/2011 to 12/31/2011	$25.49814	$25.64038	3,582,585
01/01/2012 to 12/31/2012	$25.64038	$28.69302	3,198,085
01/01/2013 to 12/31/2013	$28.69302	$33.05369	3,045,131
01/01/2014 to 12/31/2014	$33.05369	$34.50721	3,033,107
01/01/2015 to 12/31/2015	$34.50721	$34.03841	3,090,797
01/01/2016 to 12/31/2016	$34.03841	$36.09484	2,947,259
01/01/2017 to 12/31/2017	$36.09484	$41.07424	3,094,364
01/01/2018 to 12/31/2018	$41.07424	$38.33899	2,973,482

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST T. Rowe Price Large-Cap Growth Portfolio
01/01/2009 to 12/31/2009	$9.45746	$14.30206	4,583,268
01/01/2010 to 12/31/2010	$14.30206	$16.33144	3,544,993
01/01/2011 to 12/31/2011	$16.33144	$15.83012	2,925,246
01/01/2012 to 12/31/2012	$15.83012	$18.35269	2,586,707
01/01/2013 to 12/31/2013	$18.35269	$26.06273	2,374,109
01/01/2014 to 12/31/2014	$26.06273	$27.84247	2,117,503
01/01/2015 to 12/31/2015	$27.84247	$30.08366	2,085,487
01/01/2016 to 12/31/2016	$30.08366	$30.46379	1,768,786
01/01/2017 to 12/31/2017	$30.46379	$41.41872	1,642,149
01/01/2018 to 12/31/2018	$41.41872	$42.41475	1,461,790
AST T. Rowe Price Large-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.86731	$10.33955	3,247,472
01/01/2010 to 12/31/2010	$10.33955	$11.46331	2,336,317
01/01/2011 to 12/31/2011	$11.46331	$11.24735	1,901,525
01/01/2012 to 12/31/2012	$11.24735	$12.57594	1,508,096
01/01/2013 to 12/31/2013	$12.57594	$16.69388	1,230,011
01/01/2014 to 12/31/2014	$16.69388	$16.71672	1,014,655
01/01/2015 to 12/31/2015	$16.71672	$15.48320	821,488
01/01/2016 to 12/31/2016	$15.48320	$16.20250	685,967
01/01/2017 to 12/31/2017	$16.20250	$18.62075	643,139
01/01/2018 to 12/31/2018	$18.62075	$16.57594	580,362
AST T. Rowe Price Natural Resources Portfolio
01/01/2009 to 12/31/2009	$31.62165	$46.56557	1,876,656
01/01/2010 to 12/31/2010	$46.56557	$55.30491	1,447,315
01/01/2011 to 12/31/2011	$55.30491	$46.39649	1,197,760
01/01/2012 to 12/31/2012	$46.39649	$47.40074	955,065
01/01/2013 to 12/31/2013	$47.40074	$53.92569	760,187
01/01/2014 to 12/31/2014	$53.92569	$48.72523	662,880
01/01/2015 to 12/31/2015	$48.72523	$38.79334	572,522
01/01/2016 to 12/31/2016	$38.79334	$47.66698	528,023
01/01/2017 to 12/31/2017	$47.66698	$51.84538	419,659
01/01/2018 to 12/31/2018	$51.84538	$42.60308	357,928
AST Templeton Global Bond Portfolio
01/01/2009 to 12/31/2009	$14.73239	$16.28603	4,059,242
01/01/2010 to 12/31/2010	$16.28603	$16.98032	3,320,976
01/01/2011 to 12/31/2011	$16.98032	$17.43333	2,810,279
01/01/2012 to 12/31/2012	$17.43333	$18.08731	2,390,182
01/01/2013 to 12/31/2013	$18.08731	$17.16465	2,112,886
01/01/2014 to 12/31/2014	$17.16465	$17.01852	1,970,013
01/01/2015 to 12/31/2015	$17.01852	$16.00536	1,674,070
01/01/2016 to 12/31/2016	$16.00536	$16.46945	1,449,888
01/01/2017 to 12/31/2017	$16.46945	$16.57098	1,320,550
01/01/2018 to 12/31/2018	$16.57098	$16.66437	1,139,725
AST WEDGE Capital Mid-Cap Value Portfolio
01/01/2009 to 12/31/2009	$8.36444	$11.45433	2,070,962
01/01/2010 to 12/31/2010	$11.45433	$13.96046	1,567,706
01/01/2011 to 12/31/2011	$13.96046	$13.29015	1,252,740
01/01/2012 to 12/31/2012	$13.29015	$15.51644	1,045,623
01/01/2013 to 12/31/2013	$15.51644	$20.25854	866,148
01/01/2014 to 12/31/2014	$20.25854	$22.96503	826,133
01/01/2015 to 12/31/2015	$22.96503	$21.14709	659,342
01/01/2016 to 12/31/2016	$21.14709	$23.76990	584,751
01/01/2017 to 12/31/2017	$23.76990	$27.78102	506,216
01/01/2018 to 12/31/2018	$27.78102	$22.86353	446,219

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
AST Wellington Management Hedged Equity Portfolio
01/01/2009 to 12/31/2009	$7.00603	$8.87198	1,692,634
01/01/2010 to 12/31/2010	$8.87198	$10.02815	1,379,070
01/01/2011 to 12/31/2011	$10.02815	$9.54634	1,023,053
01/01/2012 to 12/31/2012	$9.54634	$10.44870	894,290
01/01/2013 to 12/31/2013	$10.44870	$12.41476	1,073,146
01/01/2014 to 12/31/2014	$12.41476	$12.91475	900,417
01/01/2015 to 12/31/2015	$12.91475	$12.65328	811,799
01/01/2016 to 12/31/2016	$12.65328	$13.29053	872,743
01/01/2017 to 12/31/2017	$13.29053	$14.88638	886,232
01/01/2018 to 12/31/2018	$14.88638	$13.94339	803,011
AST Western Asset Core Plus Bond Portfolio
01/01/2009 to 12/31/2009	$9.32990	$10.26911	670,033
01/01/2010 to 12/31/2010	$10.26911	$10.91487	675,981
01/01/2011 to 12/31/2011	$10.91487	$11.41068	908,418
01/01/2012 to 12/31/2012	$11.41068	$12.13428	951,592
01/01/2013 to 12/31/2013	$12.13428	$11.78576	703,842
01/01/2014 to 12/31/2014	$11.78576	$12.45714	826,728
01/01/2015 to 12/31/2015	$12.45714	$12.43466	1,235,855
01/01/2016 to 12/31/2016	$12.43466	$12.89234	1,271,409
01/01/2017 to 12/31/2017	$12.89234	$13.51423	1,300,427
01/01/2018 to 12/31/2018	$13.51423	$13.02235	2,708,965
Invesco V.I. Diversified Dividend Fund - Series I
04/29/2011* to 12/31/2011	$9.99304	$9.13737	624,799
01/01/2012 to 12/31/2012	$9.13737	$10.69616	564,209
01/01/2013 to 12/31/2013	$10.69616	$13.81972	621,929
01/01/2014 to 12/31/2014	$13.81972	$15.37423	623,494
01/01/2015 to 12/31/2015	$15.37423	$15.47224	569,906
01/01/2016 to 12/31/2016	$15.47224	$17.51607	647,457
01/01/2017 to 12/31/2017	$17.51607	$18.75257	573,203
01/01/2018 to 12/31/2018	$18.75257	$17.08832	489,561
Invesco V.I. Health Care Fund - Series I
formerly,Invesco V.I. Global Health Care Fund - Series I
01/01/2009 to 12/31/2009	$10.75384	$13.53768	1,867,960
01/01/2010 to 12/31/2010	$13.53768	$14.05476	1,453,546
01/01/2011 to 12/31/2011	$14.05476	$14.40562	1,193,000
01/01/2012 to 12/31/2012	$14.40562	$17.17183	1,006,460
01/01/2013 to 12/31/2013	$17.17183	$23.79596	948,579
01/01/2014 to 12/31/2014	$23.79596	$28.07775	853,138
01/01/2015 to 12/31/2015	$28.07775	$28.56030	756,829
01/01/2016 to 12/31/2016	$28.56030	$24.93384	618,755
01/01/2017 to 12/31/2017	$24.93384	$28.47692	521,773
01/01/2018 to 12/31/2018	$28.47692	$28.32992	458,085
Invesco V.I. Mid Cap Growth Portfolio, Series I
04/27/2012* to 12/31/2012	$10.04999	$9.78279	761,755
01/01/2013 to 12/31/2013	$9.78279	$13.21634	672,946
01/01/2014 to 12/31/2014	$13.21634	$14.07858	556,578
01/01/2015 to 12/31/2015	$14.07858	$14.04890	503,128
01/01/2016 to 12/31/2016	$14.04890	$13.95742	440,226
01/01/2017 to 12/31/2017	$13.95742	$16.85791	382,817
01/01/2018 to 12/31/2018	$16.85791	$15.69253	356,979

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Invesco V.I. Technology Fund - Series I
01/01/2009 to 12/31/2009	$3.29117	$5.10772	4,607,261
01/01/2010 to 12/31/2010	$5.10772	$6.10927	3,689,441
01/01/2011 to 12/31/2011	$6.10927	$5.71946	2,961,583
01/01/2012 to 12/31/2012	$5.71946	$6.27528	2,447,390
01/01/2013 to 12/31/2013	$6.27528	$7.74317	2,085,980
01/01/2014 to 12/31/2014	$7.74317	$8.47856	1,840,712
01/01/2015 to 12/31/2015	$8.47856	$8.92963	1,665,725
01/01/2016 to 12/31/2016	$8.92963	$8.73833	1,429,090
01/01/2017 to 12/31/2017	$8.73833	$11.64356	1,316,714
01/01/2018 to 12/31/2018	$11.64356	$11.42741	1,167,317
NVIT Emerging Markets Fund Class D
08/05/2016* to 12/31/2016	$10.12653	$9.73940	1,383,423
01/01/2017 to 12/31/2017	$9.73940	$13.54995	1,249,165
01/01/2018 to 12/31/2018	$13.54995	$10.99337	1,137,104
PSF SP International Growth Portfolio
formerly,Prudential SP International Growth Portfolio
01/01/2009 to 12/31/2009	$8.33080	$11.26552	453,959
01/01/2010 to 12/31/2010	$11.26552	$12.66392	299,125
01/01/2011 to 12/31/2011	$12.66392	$10.62447	246,105
01/01/2012 to 12/31/2012	$10.62447	$12.82170	236,053
01/01/2013 to 12/31/2013	$12.82170	$15.02756	211,079
01/01/2014 to 12/31/2014	$15.02756	$13.97042	165,203
01/01/2015 to 12/31/2015	$13.97042	$14.23859	145,062
01/01/2016 to 12/31/2016	$14.23859	$13.53676	117,774
01/01/2017 to 12/31/2017	$13.53676	$18.12799	117,853
01/01/2018 to 12/31/2018	$18.12799	$15.58293	98,325
Wells Fargo VT International Equity Fund - Class 1
07/16/2010* to 12/31/2010	$12.34180	$14.94080	757,138
01/01/2011 to 12/31/2011	$14.94080	$12.84776	529,199
01/01/2012 to 12/31/2012	$12.84776	$14.40065	412,613
01/01/2013 to 12/31/2013	$14.40065	$17.03009	327,425
01/01/2014 to 12/31/2014	$17.03009	$15.90157	282,142
01/01/2015 to 12/31/2015	$15.90157	$16.03890	271,049
01/01/2016 to 12/31/2016	$16.03890	$16.32959	209,982
01/01/2017 to 12/31/2017	$16.32959	$20.10407	198,982
01/01/2018 to 12/31/2018	$20.10407	$16.47931	179,424
Wells Fargo VT Omega Growth Fund - Class 1
07/16/2010* to 12/31/2010	$8.11206	$10.24241	932,979
01/01/2011 to 12/31/2011	$10.24241	$9.55821	795,585
01/01/2012 to 12/31/2012	$9.55821	$11.38028	775,472
01/01/2013 to 12/31/2013	$11.38028	$15.73369	659,475
01/01/2014 to 12/31/2014	$15.73369	$16.14756	556,109
01/01/2015 to 12/31/2015	$16.14756	$16.17955	506,361
01/01/2016 to 12/31/2016	$16.17955	$16.07593	423,400
01/01/2017 to 12/31/2017	$16.07593	$21.39200	373,484
01/01/2018 to 12/31/2018	$21.39200	$21.20034	322,384

	Accumulation Unit Value	Accumulation Unit Value	Number of Accumulation Units
Sub-Account	At Beginning of Period	At End of Period	Outstanding at End of Period
Wells Fargo VT Small Cap Growth Fund - Class 1
07/16/2010* to 12/31/2010	$9.59334	$12.26277	663,927
01/01/2011 to 12/31/2011	$12.26277	$11.56627	524,891
01/01/2012 to 12/31/2012	$11.56627	$12.32913	429,179
01/01/2013 to 12/31/2013	$12.32913	$18.30239	361,409
01/01/2014 to 12/31/2014	$18.30239	$17.74397	302,822
01/01/2015 to 12/31/2015	$17.74397	$17.03453	280,595
01/01/2016 to 12/31/2016	$17.03453	$18.15784	226,641
01/01/2017 to 12/31/2017	$18.15784	$22.58425	196,413
01/01/2018 to 12/31/2018	$22.58425	$22.59456	180,254
*Denotes the start date of these sub-accounts

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
ASSETS
Investment in the portfolios, at fair value	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060
Net Assets	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060

NET ASSETS, representing:
Accumulation units	$542,503,829	$519,346,136	$498,455,061	$105,860,567	$609,879,732
Contracts in payout (annuitization) period	3,430,791	639,411	126,930	141,562	51,328
	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060

Units outstanding	23,440,988	15,214,913	43,994,532	2,630,202	32,036,351

Portfolio shares held	19,202,765	14,448,056	498,581,991	9,619,068	33,623,542
Portfolio net asset value per share	$28.43	$35.99	$1.00	$11.02	$18.14
Investment in portfolio shares, at cost	$450,486,223	$335,384,523	$498,581,991	$94,619,369	$483,342,547

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$6,175,113	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	9,941,249	9,153,070	6,263,605	1,783,081	11,604,032

NET INVESTMENT INCOME (LOSS)	(9,941,249)	(9,153,070)	(88,492)	(1,783,081)	(11,604,032)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,651,963	92,140,211	—	11,958,275	64,957,270
Net change in unrealized appreciation (depreciation) on investments	(125,443,742)	(64,731,376)	—	(17,874,279)	(102,459,937)
NET GAIN (LOSS) ON INVESTMENTS	(51,791,779)	27,408,835	—	(5,916,004)	(37,502,667)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(61,733,028)	$18,255,765	$(88,492)	$(7,699,085)	$(49,106,699)

The accompanying notes are an integral part of these financial statements.
A1

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
ASSETS
Investment in the portfolios, at fair value	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806
Net Assets	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806

NET ASSETS, representing:
Accumulation units	$74,723,742	$136,857,559	$189,444,339	$57,750,497	$190,901,804
Contracts in payout (annuitization) period	403,455	1,253,017	509,003	462,260	1,177,002
	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806

Units outstanding	4,141,894	5,738,345	7,440,692	2,380,395	5,927,655

Portfolio shares held	5,495,772	13,992,966	10,743,967	2,705,054	8,087,529
Portfolio net asset value per share	$13.67	$9.87	$17.68	$21.52	$23.75
Investment in portfolio shares, at cost	$66,837,858	$135,429,972	$131,521,270	$54,178,880	$143,037,781

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,268,246	2,413,309	3,617,296	1,136,085	3,663,030
NET INVESTMENT INCOME (LOSS)	(1,268,246)	(2,413,309)	(3,617,296)	(1,136,085)	(3,663,030)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,953,824	19,090,517	29,925,629	6,975,849	31,206,892
Net change in unrealized appreciation (depreciation) on investments	(16,276,934)	(22,008,237)	(50,859,888)	(19,411,583)	(70,741,907)
NET GAIN (LOSS) ON INVESTMENTS	(8,323,110)	(2,917,720)	(20,934,259)	(12,435,734)	(39,535,015)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,591,356)	$(5,331,029)	$(24,551,555)	$(13,571,819)	$(43,198,045)

The accompanying notes are an integral part of these financial statements.
A2

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
ASSETS
Investment in the portfolios, at fair value	$385,252,758	$139,768,235	$214,521,108	$—	$765,762,651
Net Assets	$385,252,758	$139,768,235	$214,521,108	$—	$765,762,651

NET ASSETS, representing:
Accumulation units	$384,307,301	$139,338,400	$213,349,075	$—	$762,036,125
Contracts in payout (annuitization) period	945,457	429,835	1,172,033	—	3,726,526
	$385,252,758	$139,768,235	$214,521,108	$—	$765,762,651

Units outstanding	26,547,342	3,453,316	9,571,637	—	23,113,213

Portfolio shares held	42,710,949	6,848,027	8,399,417	—	15,779,160
Portfolio net asset value per share	$9.02	$20.41	$25.54	$—	$48.53
Investment in portfolio shares, at cost	$317,507,421	$119,936,041	$165,919,852	$—	$444,970,387

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	9/14/2018**	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	6,765,372	2,664,267	4,184,449	2,526,759	13,629,011

NET INVESTMENT INCOME (LOSS)	(6,765,372)	(2,664,267)	(4,184,449)	(2,526,759)	(13,629,011)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,316,699	20,497,391	27,813,136	12,881,379	129,916,419
Net change in unrealized appreciation (depreciation) on investments	(41,899,804)	(44,466,584)	(64,592,067)	(17,142,064)	(144,328,594)
NET GAIN (LOSS) ON INVESTMENTS	(15,583,105)	(23,969,193)	(36,778,931)	(4,260,685)	(14,412,175)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(22,348,477)	$(26,633,460)	$(40,963,380)	$(6,787,444)	$(28,041,186)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A3

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
ASSETS
Investment in the portfolios, at fair value	$195,746,079	$267,239,051	$126,575,393	$272,436,858	$972,143,309
Net Assets	$195,746,079	$267,239,051	$126,575,393	$272,436,858	$972,143,309

NET ASSETS, representing:
Accumulation units	$195,276,119	$265,973,619	$126,397,191	$271,183,599	$965,713,871
Contracts in payout (annuitization) period	469,960	1,265,432	178,202	1,253,259	6,429,438
	$195,746,079	$267,239,051	$126,575,393	$272,436,858	$972,143,309

Units outstanding	9,276,588	6,355,547	4,256,072	19,133,021	53,190,610

Portfolio shares held	8,082,002	9,161,435	3,104,621	25,179,007	71,744,894
Portfolio net asset value per share	$24.22	$29.17	$40.77	$10.82	$13.55
Investment in portfolio shares, at cost	$110,454,870	$189,206,014	$105,612,711	$264,972,404	$896,838,338

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	3,369,753	4,902,021	2,350,132	4,409,598	16,460,735

NET INVESTMENT INCOME (LOSS)	(3,369,753)	(4,902,021)	(2,350,132)	(4,409,598)	(16,460,735)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	31,481,574	40,329,269	16,454,626	1,205,790	34,488,487
Net change in unrealized appreciation (depreciation) on investments	(24,634,289)	(94,504,349)	(28,310,298)	881,874	(44,706,137)
NET GAIN (LOSS) ON INVESTMENTS	6,847,285	(54,175,080)	(11,855,672)	2,087,664	(10,217,650)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$3,477,532	$(59,077,101)	$(14,205,804)	$(2,321,934)	$(26,678,385)

The accompanying notes are an integral part of these financial statements.
A4

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$147,400,730	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099
Net Assets	$147,400,730	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099

NET ASSETS, representing:
Accumulation units	$146,003,114	$87,892,758	$2,051,325,922	$96,500,319	$172,412,553
Contracts in payout (annuitization) period	1,397,616	43,812	29,606	265,705	856,546
	$147,400,730	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099

Units outstanding	5,574,956	3,167,075	84,099,435	6,035,787	6,421,790

Portfolio shares held	5,256,802	4,563,392	73,976,038	5,411,970	9,335,620
Portfolio net asset value per share	$28.04	$19.27	$27.73	$17.88	$18.56
Investment in portfolio shares, at cost	$113,535,422	$87,392,626	$1,571,971,269	$90,376,969	$150,386,660

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,588,466	1,747,737	36,670,639	1,870,427	3,217,693

NET INVESTMENT INCOME (LOSS)	(2,588,466)	(1,747,737)	(36,670,639)	(1,870,427)	(3,217,693)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	25,906,422	165,605	192,996,567	7,262,976	17,555,076
Net change in unrealized appreciation (depreciation) on investments	(39,296,197)	(19,743,731)	(313,405,739)	(27,331,741)	(37,559,513)
NET GAIN (LOSS) ON INVESTMENTS	(13,389,775)	(19,578,126)	(120,409,172)	(20,068,765)	(20,004,437)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(15,978,241)	$(21,325,863)	$(157,079,811)	$(21,939,192)	$(23,222,130)

The accompanying notes are an integral part of these financial statements.
A5

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$133,178,676	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579
Net Assets	$133,178,676	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579

NET ASSETS, representing:
Accumulation units	$132,381,026	$116,470,957	$282,412,797	$262,215,381	$3,713,436,579
Contracts in payout (annuitization) period	797,650	622,248	480,112	—	—
	$133,178,676	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579

Units outstanding	6,220,443	7,411,585	12,754,247	18,683,451	225,445,464

Portfolio shares held	5,239,130	10,436,115	18,204,177	18,146,393	208,620,033
Portfolio net asset value per share	$25.42	$11.22	$15.54	$14.45	$17.80
Investment in portfolio shares, at cost	$128,553,953	$112,017,365	$227,748,300	$230,576,391	$2,538,848,824

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	2,397,360	1,983,891	5,261,679	4,865,483	69,870,755

NET INVESTMENT INCOME (LOSS)	(2,397,360)	(1,983,891)	(5,261,679)	(4,865,483)	(69,870,755)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,395,647	(100,577)	25,235,146	24,834,293	381,689,171
Net change in unrealized appreciation (depreciation) on investments	(42,397,379)	2,783,429	(70,493,360)	(39,165,859)	(633,311,295)
NET GAIN (LOSS) ON INVESTMENTS	(31,001,732)	2,682,852	(45,258,214)	(14,331,566)	(251,622,124)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(33,399,092)	$698,961	$(50,519,893)	$(19,197,049)	$(321,492,879)

The accompanying notes are an integral part of these financial statements.
A6

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,375,824,005	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335
Net Assets	$1,375,824,005	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335

NET ASSETS, representing:
Accumulation units	$1,375,130,561	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335
Contracts in payout (annuitization) period	693,444	—	—	—	—
	$1,375,824,005	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335

Units outstanding	108,320,866	134,639,676	96,607,153	45,094,996	34,094,571

Portfolio shares held	99,051,404	126,467,130	92,284,081	41,725,514	31,519,717
Portfolio net asset value per share	$13.89	$17.15	$15.74	$13.52	$15.08
Investment in portfolio shares, at cost	$1,163,213,080	$1,482,895,665	$1,145,292,232	$477,764,276	$380,475,133

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	28,225,272	38,979,173	26,404,660	10,993,385	8,995,396

NET INVESTMENT INCOME (LOSS)	(28,225,272)	(38,979,173)	(26,404,660)	(10,993,385)	(8,995,396)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	163,872,385	177,668,190	106,108,770	67,474,188	52,388,379
Net change in unrealized appreciation (depreciation) on investments	(303,683,616)	(290,822,119)	(149,740,585)	(123,696,150)	(95,020,757)
NET GAIN (LOSS) ON INVESTMENTS	(139,811,231)	(113,153,929)	(43,631,815)	(56,221,962)	(42,632,378)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(168,036,503)	$(152,133,102)	$(70,036,475)	$(67,215,347)	$(51,627,774)

The accompanying notes are an integral part of these financial statements.
A7

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$435,237,601	$590,428,742	$778,466	$2,818,961	$369,048
Net Assets	$435,237,601	$590,428,742	$778,466	$2,818,961	$369,048

NET ASSETS, representing:
Accumulation units	$435,237,601	$589,038,742	$778,466	$2,818,961	$369,048
Contracts in payout (annuitization) period	—	1,390,000	—	—	—
	$435,237,601	$590,428,742	$778,466	$2,818,961	$369,048

Units outstanding	34,687,105	45,511,006	42,981	112,949	9,724

Portfolio shares held	33,047,654	47,158,845	112,985	199,926	23,596
Portfolio net asset value per share	$13.17	$12.52	$6.89	$14.10	$15.64
Investment in portfolio shares, at cost	$378,801,167	$566,567,055	$1,115,836	$2,610,142	$331,281

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$7,941	$46,439	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	8,620,525	7,991,715	13,656	32,363	4,372

NET INVESTMENT INCOME (LOSS)	(8,620,525)	(7,991,715)	(5,715)	14,076	(4,372)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	159,693	229,960	63,039
Net realized gain (loss) on shares redeemed	48,453,163	24,813,752	(9,194)	160,512	34,913
Net change in unrealized appreciation (depreciation) on investments	(88,120,889)	(35,797,394)	(279,926)	(567,249)	(99,284)
NET GAIN (LOSS) ON INVESTMENTS	(39,667,726)	(10,983,642)	(129,427)	(176,777)	(1,332)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(48,288,251)	$(18,975,357)	$(135,142)	$(162,701)	$(5,704)

The accompanying notes are an integral part of these financial statements.
A8

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
ASSETS
Investment in the portfolios, at fair value	$4,355,165	$6,059,817	$3,870,345	$2,620,109	$8,063,286
Net Assets	$4,355,165	$6,059,817	$3,870,345	$2,620,109	$8,063,286

NET ASSETS, representing:
Accumulation units	$4,196,977	$6,059,817	$3,870,345	$2,619,881	$8,063,286
Contracts in payout (annuitization) period	158,188	—	—	228	—
	$4,355,165	$6,059,817	$3,870,345	$2,620,109	$8,063,286

Units outstanding	277,363	285,038	473,641	1,452,405	278,810

Portfolio shares held	621,279	122,818	181,621	76,166	122,822
Portfolio net asset value per share	$7.01	$49.34	$21.31	$34.40	$65.65
Investment in portfolio shares, at cost	$4,373,534	$6,940,082	$4,655,046	$2,508,327	$8,790,473

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$40,770	$25,213	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	71,595	113,972	80,667	33,426	123,238

NET INVESTMENT INCOME (LOSS)	(71,595)	(73,202)	(55,454)	(33,426)	(123,238)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	449,194	667,472	316,755	(361,702)	266,081
Net change in unrealized appreciation (depreciation) on investments	(1,086,758)	(2,208,828)	(1,424,606)	350,137	(902,823)
NET GAIN (LOSS) ON INVESTMENTS	(637,564)	(1,541,356)	(1,107,851)	(11,565)	(636,742)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(709,159)	$(1,614,558)	$(1,163,305)	$(44,991)	$(759,980)

The accompanying notes are an integral part of these financial statements.
A9

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods
ASSETS
Investment in the portfolios, at fair value	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,051,030
Net Assets	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,051,030

NET ASSETS, representing:
Accumulation units	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,036,596
Contracts in payout (annuitization) period	—	—	—	—	14,434
	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,051,030

Units outstanding	270,450	361,169	1,380,797	376,238	306,275

Portfolio shares held	88,579	689,815	623,495	123,426	131,088
Portfolio net asset value per share	$56.94	$10.15	$42.46	$69.55	$46.16
Investment in portfolio shares, at cost	$5,881,003	$8,073,306	$28,037,247	$9,238,643	$7,606,846

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$26,656	$—	$—	$—	$97,329

EXPENSES
Charges for mortality and expense risk,
and for administration	93,022	123,332	307,615	156,284	115,074

NET INVESTMENT INCOME (LOSS)	(66,366)	(123,332)	(307,615)	(156,284)	(17,745)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	1,776,244	2,035,959	511,357	1,393,732
Net realized gain (loss) on shares redeemed	693,831	(2,474,575)	(2,081,801)	1,458,105	(240,884)
Net change in unrealized appreciation (depreciation) on investments	(2,015,821)	(1,165,484)	(1,909,970)	(2,092,213)	(2,488,462)
NET GAIN (LOSS) ON INVESTMENTS	(1,321,990)	(1,863,815)	(1,955,812)	(122,751)	(1,335,614)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(1,388,356)	$(1,987,147)	$(2,263,427)	$(279,035)	$(1,353,359)

The accompanying notes are an integral part of these financial statements.
A10

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
ASSETS
Investment in the portfolios, at fair value	$8,591,524	$7,126,615	$12,094,437	$6,104,739	$28,459,422
Net Assets	$8,591,524	$7,126,615	$12,094,437	$6,104,739	$28,459,422

NET ASSETS, representing:
Accumulation units	$8,568,709	$7,124,090	$12,094,437	$6,104,739	$28,425,102
Contracts in payout (annuitization) period	22,815	2,525	—	—	34,320
	$8,591,524	$7,126,615	$12,094,437	$6,104,739	$28,459,422

Units outstanding	528,637	624,754	1,024,018	316,265	1,182,881

Portfolio shares held	296,362	346,794	323,467	263,590	396,260
Portfolio net asset value per share	$28.99	$20.55	$37.39	$23.16	$71.82
Investment in portfolio shares, at cost	$10,548,109	$7,989,297	$12,314,086	$5,688,170	$27,812,774
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$214,194	$329,154	$65,866	$70,824	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	154,392	143,001	256,130	101,903	436,573

NET INVESTMENT INCOME (LOSS)	59,802	186,153	(190,264)	(31,079)	(436,573)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	1,739,053
Net realized gain (loss) on shares redeemed	9,903	(580,596)	2,197,257	(899,262)	537,849
Net change in unrealized appreciation (depreciation) on investments	(2,406,679)	(1,008,049)	(3,841,880)	280,987	(1,195,493)
NET GAIN (LOSS) ON INVESTMENTS	(2,396,776)	(1,588,645)	(1,644,623)	(618,275)	1,081,409

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,336,974)	$(1,402,492)	$(1,834,887)	$(649,354)	$644,836

The accompanying notes are an integral part of these financial statements.
A11

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
ASSETS
Investment in the portfolios, at fair value	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,148,848
Net Assets	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,148,848

NET ASSETS, representing:
Accumulation units	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,137,233
Contracts in payout (annuitization) period	—	—	—	—	11,615
	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,148,848

Units outstanding	267,684	255,352	90,695	370,030	1,250,238

Portfolio shares held	203,666	79,078	60,749	97,019	476,820
Portfolio net asset value per share	$26.74	$72.70	$112.19	$45.95	$17.09
Investment in portfolio shares, at cost	$5,576,883	$6,318,066	$8,157,094	$4,930,001	$7,510,459

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$202,179	$10,892	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	89,485	143,680	111,425	72,476	113,809

NET INVESTMENT INCOME (LOSS)	112,694	(132,788)	(111,425)	(72,476)	(113,809)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	165,471	—	446,743	—	—
Net realized gain (loss) on shares redeemed	(638,827)	1,313,684	2,784,522	804,519	(1,969,370)
Net change in unrealized appreciation (depreciation) on investments	182,373	(2,322,943)	(2,768,941)	(1,494,311)	637,285
NET GAIN (LOSS) ON INVESTMENTS	(290,983)	(1,009,259)	462,324	(689,792)	(1,332,085)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(178,289)	$(1,142,047)	$350,899	$(762,268)	$(1,445,894)

The accompanying notes are an integral part of these financial statements.
A12

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
ASSETS
Investment in the portfolios, at fair value	$13,303,222	$9,538,293	$3,049,270	$6,362,578	$2,805,890
Net Assets	$13,303,222	$9,538,293	$3,049,270	$6,362,578	$2,805,890

NET ASSETS, representing:
Accumulation units	$13,303,222	$9,517,953	$3,049,270	$6,362,578	$2,805,890
Contracts in payout (annuitization) period	—	20,340	—	—	—
	$13,303,222	$9,538,293	$3,049,270	$6,362,578	$2,805,890

Units outstanding	570,539	425,578	198,919	256,023	1,810,162

Portfolio shares held	345,449	270,590	87,497	116,723	57,782
Portfolio net asset value per share	$38.51	$35.25	$34.85	$54.51	$48.56
Investment in portfolio shares, at cost	$15,548,209	$11,059,455	$3,457,446	$7,062,811	$3,054,655

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$13,787	$37,616	$144,450	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	268,313	181,501	46,318	87,166	56,244

NET INVESTMENT INCOME (LOSS)	(268,313)	(167,714)	(8,702)	57,284	(56,244)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,672,018	1,733,254	82,446	767,716	—
Net realized gain (loss) on shares redeemed	(88,609)	(1,127,562)	205,831	(677,275)	252,953
Net change in unrealized appreciation (depreciation) on investments	(3,555,662)	(2,111,503)	(521,652)	(686,736)	(240,354)
NET GAIN (LOSS) ON INVESTMENTS	(1,972,253)	(1,505,811)	(233,375)	(596,295)	12,599

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(2,240,566)	$(1,673,525)	$(242,077)	$(539,011)	$(43,645)

The accompanying notes are an integral part of these financial statements.
A13

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
ASSETS
Investment in the portfolios, at fair value	$17,927,418	$1,783,874	$13,035,993	$415,155	$656,187
Net Assets	$17,927,418	$1,783,874	$13,035,993	$415,155	$656,187

NET ASSETS, representing:
Accumulation units	$17,855,440	$1,783,874	$13,035,993	$415,155	$656,187
Contracts in payout (annuitization) period	71,978	—	—	—	—
	$17,927,418	$1,783,874	$13,035,993	$415,155	$656,187

Units outstanding	914,623	115,508	466,779	280,605	917,343

Portfolio shares held	470,659	40,214	377,308	11,761	59,116
Portfolio net asset value per share	$38.09	$44.36	$34.55	$35.30	$11.10
Investment in portfolio shares, at cost	$18,870,858	$2,080,944	$15,497,966	$428,066	$674,541

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	303,207	42,850	264,222	1,655	10,773

NET INVESTMENT INCOME (LOSS)	(303,207)	(42,850)	(264,222)	(1,655)	(10,773)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	2,072,859	305,256	1,350,027	13,454	—
Net realized gain (loss) on shares redeemed	(1,148,501)	43,337	893,634	(6,362)	27,368
Net change in unrealized appreciation (depreciation) on investments	(1,003,194)	(652,132)	(3,171,928)	(5,928)	29,609
NET GAIN (LOSS) ON INVESTMENTS	(78,836)	(303,539)	(928,267)	1,164	56,977

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(382,043)	$(346,389)	$(1,192,489)	$(491)	$46,204

The accompanying notes are an integral part of these financial statements.
A14

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap
ASSETS
Investment in the portfolios, at fair value	$1,340,564	$8,534,136	$6,371,175	$3,097,189	$8,245,466
Net Assets	$1,340,564	$8,534,136	$6,371,175	$3,097,189	$8,245,466

NET ASSETS, representing:
Accumulation units	$1,340,564	$8,534,136	$6,363,266	$3,097,189	$8,241,364
Contracts in payout (annuitization) period	—	—	7,909	—	4,102
	$1,340,564	$8,534,136	$6,371,175	$3,097,189	$8,245,466

Units outstanding	964,848	417,169	458,248	351,652	246,839

Portfolio shares held	93,484	214,912	158,961	108,979	198,113
Portfolio net asset value per share	$14.34	$39.71	$40.08	$28.42	$41.62
Investment in portfolio shares, at cost	$1,324,853	$10,630,805	$6,567,608	$3,436,860	$8,415,174

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$225,079	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	5,139	171,750	95,448	57,071	187,372

NET INVESTMENT INCOME (LOSS)	(5,139)	(171,750)	(95,448)	168,008	(187,372)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	998,978	205,893	—	3,950,162
Net realized gain (loss) on shares redeemed	70,150	716,971	1,107,642	(904,781)	(7,165,040)
Net change in unrealized appreciation (depreciation) on investments	14,091	(3,264,493)	(1,471,088)	28,483	(366,007)
NET GAIN (LOSS) ON INVESTMENTS	84,241	(1,548,544)	(157,553)	(876,298)	(3,580,885)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$79,102	$(1,720,294)	$(253,001)	$(708,290)	$(3,768,257)

The accompanying notes are an integral part of these financial statements.
A15

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
ASSETS
Investment in the portfolios, at fair value	$41,335,083	$4,992,626	$17,117,866	$14,843,860	$10,821,524
Net Assets	$41,335,083	$4,992,626	$17,117,866	$14,843,860	$10,821,524

NET ASSETS, representing:
Accumulation units	$41,335,083	$4,992,626	$17,117,866	$14,799,815	$10,821,524
Contracts in payout (annuitization) period	—	—	—	44,045	—
	$41,335,083	$4,992,626	$17,117,866	$14,843,860	$10,821,524

Units outstanding	4,640,368	258,488	774,003	671,885	698,198

Portfolio shares held	607,779	310,101	386,146	228,297	261,896
Portfolio net asset value per share	$68.01	$16.10	$44.33	$65.02	$41.32
Investment in portfolio shares, at cost	$47,218,441	$6,780,973	$17,396,401	$16,365,420	$11,683,113

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$355,396	$—	$120,055

EXPENSES
Charges for mortality and expense risk,
and for administration	655,169	101,111	242,160	274,566	185,916

NET INVESTMENT INCOME (LOSS)	(655,169)	(101,111)	113,236	(274,566)	(65,861)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	20,812,345	2,310,273	535,728	919,767	—
Net realized gain (loss) on shares redeemed	(9,159,047)	(1,922,177)	(279,010)	2,709,654	1,203,240
Net change in unrealized appreciation (depreciation) on investments	(16,672,487)	(2,067,439)	(474,846)	(3,704,980)	(2,813,540)
NET GAIN (LOSS) ON INVESTMENTS	(5,019,189)	(1,679,343)	(218,128)	(75,559)	(1,610,300)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(5,674,358)	$(1,780,454)	$(104,892)	$(350,125)	$(1,676,161)

The accompanying notes are an integral part of these financial statements.
A16

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
ASSETS
Investment in the portfolios, at fair value	$1,059,198	$7,581,815	$19,304	$23,876,310	$18,307,846
Net Assets	$1,059,198	$7,581,815	$19,304	$23,876,310	$18,307,846

NET ASSETS, representing:
Accumulation units	$1,059,198	$7,581,815	$19,304	$23,843,824	$18,304,702
Contracts in payout (annuitization) period	—	—	—	32,486	3,144
	$1,059,198	$7,581,815	$19,304	$23,876,310	$18,307,846

Units outstanding	75,896	405,345	9,159	842,591	1,500,542

Portfolio shares held	11,203	207,380	267	1,019,919	835,212
Portfolio net asset value per share	$94.55	$36.56	$72.36	$23.41	$21.92
Investment in portfolio shares, at cost	$470,847	$5,002,791	$39,790	$31,425,182	$16,670,294

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$2,473	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	18,719	127,323	265	357,520	309,306

NET INVESTMENT INCOME (LOSS)	(16,246)	(127,323)	(265)	(357,520)	(309,306)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	90,944	361,228	—	3,472,633	1,028,846
Net realized gain (loss) on shares redeemed	127,698	568,843	(6,200)	(1,335,737)	1,492,053
Net change in unrealized appreciation (depreciation) on investments	(337,020)	(966,550)	6,994	(1,795,614)	(2,361,966)
NET GAIN (LOSS) ON INVESTMENTS	(118,378)	(36,479)	794	341,282	158,933

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(134,624)	$(163,802)	$529	$(16,238)	$(150,373)

The accompanying notes are an integral part of these financial statements.
A17

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,445,068,349
Net Assets	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,445,068,349

NET ASSETS, representing:
Accumulation units	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,444,642,330
Contracts in payout (annuitization) period	—	—	—	—	426,019
	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,445,068,349

Units outstanding	380,185	25,346	45,120	61,719,373	244,175,825

Portfolio shares held	907,970	77,804	121,128	59,152,417	224,727,224
Portfolio net asset value per share	$18.42	$2.89	$9.39	$13.70	$15.33
Investment in portfolio shares, at cost	$12,195,402	$331,726	$1,124,769	$641,972,954	$3,177,280,233

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$187,616	$32,804	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	275,742	4,134	19,691	16,164,149	66,816,413

NET INVESTMENT INCOME (LOSS)	(88,126)	28,670	(19,691)	(16,164,149)	(66,816,413)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	1,233,640	67,677	133,888	—	—
Net realized gain (loss) on shares redeemed	1,198,310	(14,839)	84,634	92,109,236	298,067,278
Net change in unrealized appreciation (depreciation) on investments	(3,084,859)	(134,555)	(187,316)	(167,947,054)	(612,799,825)
NET GAIN (LOSS) ON INVESTMENTS	(652,909)	(81,717)	31,206	(75,837,818)	(314,732,547)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(741,035)	$(53,047)	$11,515	$(92,001,967)	$(381,548,960)

The accompanying notes are an integral part of these financial statements.
A18

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001
Net Assets	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001

NET ASSETS, representing:
Accumulation units	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001
Contracts in payout (annuitization) period	—	—	—	—	—
	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001

Units outstanding	83,312,728	201,715,291	—	5,959,669	1,842,645

Portfolio shares held	77,653,320	423,052,372	—	7,193,439	2,098,744
Portfolio net asset value per share	$17.75	$7.48	$—	$10.67	$11.94
Investment in portfolio shares, at cost	$963,481,697	$3,118,976,859	$—	$76,026,695	$24,141,170

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018**	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	25,560,656	23,495,725	640,934	1,056,109	454,311

NET INVESTMENT INCOME (LOSS)	(25,560,656)	(23,495,725)	(640,934)	(1,056,109)	(454,311)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	134,610,574	4,680,148	1,939,733	244,540	1,502,199
Net change in unrealized appreciation (depreciation) on investments	(224,408,848)	24,995,823	(1,766,485)	264,822	(3,041,614)
NET GAIN (LOSS) ON INVESTMENTS	(89,798,274)	29,675,971	173,248	509,362	(1,539,415)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(115,358,930)	$6,180,246	$(467,686)	$(546,747)	$(1,993,726)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A19

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
ASSETS
Investment in the portfolios, at fair value	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973
Net Assets	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973

NET ASSETS, representing:
Accumulation units	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973
Contracts in payout (annuitization) period	—	—	—	—	—
	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973

Units outstanding	9,159,396	3,827,550	2,510,921	—	3,415,588

Portfolio shares held	9,760,622	6,000,743	2,094,856	—	2,919,052
Portfolio net asset value per share	$8.69	$6.86	$30.55	$—	$14.80
Investment in portfolio shares, at cost	$80,975,402	$40,821,747	$55,426,647	$—	$42,948,935

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	1/2/2018**	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,578,684	842,725	1,185,271	26	949,167

NET INVESTMENT INCOME (LOSS)	(1,578,684)	(842,725)	(1,185,271)	(26)	(949,167)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,303,393	318,549	9,645,302	716	400,563
Net change in unrealized appreciation (depreciation) on investments	(19,848,906)	(273,323)	(10,488,436)	(778)	(507,783)
NET GAIN (LOSS) ON INVESTMENTS	(16,545,513)	45,226	(843,134)	(62)	(107,220)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(18,124,197)	$(797,499)	$(2,028,405)	$(88)	$(1,056,387)

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A20

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
ASSETS
Investment in the portfolios, at fair value	$2,168,393	$13,688,282	$11,346,349	$9,270,429	$35,804,573
Net Assets	$2,168,393	$13,688,282	$11,346,349	$9,270,429	$35,804,573

NET ASSETS, representing:
Accumulation units	$2,168,393	$13,619,141	$11,316,575	$8,929,057	$35,804,573
Contracts in payout (annuitization) period	—	69,141	29,774	341,372	—
	$2,168,393	$13,688,282	$11,346,349	$9,270,429	$35,804,573

Units outstanding	87,526	523,427	497,525	543,368	3,078,757

Portfolio shares held	85,945	521,061	1,174,570	3,252,782	2,636,567
Portfolio net asset value per share	$25.23	$26.27	$9.66	$2.85	$13.58
Investment in portfolio shares, at cost	$2,187,682	$13,127,571	$11,857,011	$13,704,070	$35,621,524
STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$1,464,810	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	36,383	219,764	178,836	159,276	765,829

NET INVESTMENT INCOME (LOSS)	(36,383)	(219,764)	(178,836)	1,305,534	(765,829)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	266,572	1,637,939	1,262,171	2,894,331	—
Net realized gain (loss) on shares redeemed	47,104	528,612	403,568	(1,009,994)	(883,506)
Net change in unrealized appreciation (depreciation) on investments	(289,234)	(1,887,340)	(1,699,966)	(5,385,042)	711,397
NET GAIN (LOSS) ON INVESTMENTS	24,442	279,211	(34,227)	(3,500,705)	(172,109)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(11,941)	$59,447	$(213,063)	$(2,195,171)	$(937,938)

The accompanying notes are an integral part of these financial statements.
A21

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
ASSETS
Investment in the portfolios, at fair value	$107,939,182	$96,136,476	$19,317,341	$309,060	$4,143,171
Net Assets	$107,939,182	$96,136,476	$19,317,341	$309,060	$4,143,171

NET ASSETS, representing:
Accumulation units	$107,939,182	$96,136,476	$19,300,954	$309,060	$4,143,171
Contracts in payout (annuitization) period	—	—	16,387	—	—
	$107,939,182	$96,136,476	$19,317,341	$309,060	$4,143,171

Units outstanding	7,619,710	8,103,603	1,117,683	28,546	208,485

Portfolio shares held	6,914,746	7,239,193	815,078	30,211	257,340
Portfolio net asset value per share	$15.61	$13.28	$23.70	$10.23	$16.10
Investment in portfolio shares, at cost	$95,442,006	$90,332,804	$20,322,688	$311,795	$1,965,281

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$521,653	$15,595	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	1,628,949	1,861,254	293,619	4,993	48,950

NET INVESTMENT INCOME (LOSS)	(1,628,949)	(1,861,254)	228,034	10,602	(48,950)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	748,993	473	—
Net realized gain (loss) on shares redeemed	7,645,963	8,695,149	1,037,414	(9,942)	306,183
Net change in unrealized appreciation (depreciation) on investments	(15,145,052)	(14,603,600)	(3,956,947)	(3,589)	(437,961)
NET GAIN (LOSS) ON INVESTMENTS	(7,499,089)	(5,908,451)	(2,170,540)	(13,058)	(131,778)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(9,128,038)	$(7,769,705)	$(1,942,506)	$(2,456)	$(180,728)

The accompanying notes are an integral part of these financial statements.
A22

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
ASSETS
Investment in the portfolios, at fair value	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$132,335,519
Net Assets	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$132,335,519

NET ASSETS, representing:
Accumulation units	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$131,543,983
Contracts in payout (annuitization) period	—	—	—	—	791,536
	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$132,335,519

Units outstanding	110,740	208,279	7,471,492	2,749,972	10,165,866

Portfolio shares held	97,398	179,208	6,755,992	2,421,632	9,325,970
Portfolio net asset value per share	$22.76	$22.85	$12.20	$11.37	$14.19
Investment in portfolio shares, at cost	$2,173,169	$3,674,628	$80,025,248	$27,536,674	$109,699,772

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$11,517	$9,273	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	36,308	70,674	1,286,300	503,249	2,452,114

NET INVESTMENT INCOME (LOSS)	(24,791)	(61,401)	(1,286,300)	(503,249)	(2,452,114)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	244,684	466,814	—	—	—
Net realized gain (loss) on shares redeemed	94,916	290,031	1,826,776	(669,368)	11,750,588
Net change in unrealized appreciation (depreciation) on investments	(510,969)	(1,070,159)	(2,723,943)	636,433	(24,619,636)
NET GAIN (LOSS) ON INVESTMENTS	(171,369)	(313,314)	(897,167)	(32,935)	(12,869,048)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(196,160)	$(374,715)	$(2,183,467)	$(536,184)	$(15,321,162)

The accompanying notes are an integral part of these financial statements.
A23

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
ASSETS
Investment in the portfolios, at fair value	$1,990,831	$51,454,098	$11,252,264	$69,796,444	$2,983,367
Net Assets	$1,990,831	$51,454,098	$11,252,264	$69,796,444	$2,983,367

NET ASSETS, representing:
Accumulation units	$1,990,831	$51,454,098	$11,210,636	$69,796,444	$2,983,367
Contracts in payout (annuitization) period	—	—	41,628	—	—
	$1,990,831	$51,454,098	$11,252,264	$69,796,444	$2,983,367

Units outstanding	196,633	3,111,678	713,290	7,217,549	304,509

Portfolio shares held	187,108	2,849,064	2,358,965	6,456,655	287,138
Portfolio net asset value per share	$10.64	$18.06	$4.77	$10.81	$10.39
Investment in portfolio shares, at cost	$2,082,503	$49,303,347	$12,983,709	$68,441,699	$3,536,736

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	19,914	998,916	178,713	1,215,593	44,880

NET INVESTMENT INCOME (LOSS)	(19,914)	(998,916)	(178,713)	(1,215,593)	(44,880)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	1,467,323	—	—
Net realized gain (loss) on shares redeemed	8,257	7,991,847	295,949	(1,291,059)	368,641
Net change in unrealized appreciation (depreciation) on investments	(201,930)	(14,400,123)	(2,497,359)	1,418,664	(1,160,687)
NET GAIN (LOSS) ON INVESTMENTS	(193,673)	(6,408,276)	(734,087)	127,605	(792,046)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(213,587)	$(7,407,192)	$(912,800)	$(1,087,988)	$(836,926)

The accompanying notes are an integral part of these financial statements.
A24

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
ASSETS
Investment in the portfolios, at fair value	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738
Net Assets	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738

NET ASSETS, representing:
Accumulation units	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738
Contracts in payout (annuitization) period	—	—	—	—	—
	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738

Units outstanding	2,982,173	80,250	13,021	227,658	174,582

Portfolio shares held	2,738,877	772,855	21,204	211,238	161,247
Portfolio net asset value per share	$16.79	$1.00	$6.91	$16.83	$17.27
Investment in portfolio shares, at cost	$41,198,300	$772,855	$179,849	$3,367,415	$2,684,378

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$12,315	$8,003	$—	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	876,607	8,471	1,616	59,003	47,644

NET INVESTMENT INCOME (LOSS)	(876,607)	3,844	6,387	(59,003)	(47,644)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,684,149	—	(4,422)	405,874	349,947
Net change in unrealized appreciation (depreciation) on investments	(8,325,138)	—	(9,422)	(719,996)	(572,291)
NET GAIN (LOSS) ON INVESTMENTS	(2,640,989)	—	(13,844)	(314,122)	(222,344)

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$(3,517,596)	$3,844	$(7,457)	$(373,125)	$(269,988)

The accompanying notes are an integral part of these financial statements.
A25

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
ASSETS
Investment in the portfolios, at fair value	$90,197,888	$102,850,519	$136,811,002	$27,325,627	$44,210,817
Net Assets	$90,197,888	$102,850,519	$136,811,002	$27,325,627	$44,210,817

NET ASSETS, representing:
Accumulation units	$90,197,888	$102,850,519	$136,811,002	$27,316,148	$44,210,817
Contracts in payout (annuitization) period	—	—	—	9,479	—
	$90,197,888	$102,850,519	$136,811,002	$27,325,627	$44,210,817

Units outstanding	8,174,197	10,593,189	14,157,239	2,478,535	4,569,524

Portfolio shares held	7,417,589	9,823,354	13,412,843	2,472,907	4,416,665
Portfolio net asset value per share	$12.16	$10.47	$10.20	$11.05	$10.01
Investment in portfolio shares, at cost	$87,550,158	$100,281,882	$133,364,542	$26,325,931	$42,526,925

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

INVESTMENT INCOME
Dividend income	$—	$—	$—	$114,471	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	996,426	2,342,905	2,795,125	444,122	658,446

NET INVESTMENT INCOME (LOSS)	(996,426)	(2,342,905)	(2,795,125)	(329,651)	(658,446)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(375,801)	(721,728)	(982,826)	1,726,520	(513,524)
Net change in unrealized appreciation (depreciation) on investments	2,588,635	(318,661)	(613,601)	(8,217,113)	1,691,005
NET GAIN (LOSS) ON INVESTMENTS	2,212,834	(1,040,389)	(1,596,427)	(6,490,593)	1,177,481

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$1,216,408	$(3,383,294)	$(4,391,552)	$(6,820,244)	$519,035

The accompanying notes are an integral part of these financial statements.
A26

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF NET ASSETS
December 31, 2018

SUBACCOUNT
AST Bond Portfolio 2029
ASSETS
Investment in the portfolios, at fair value	$7,496,819
Net Assets	$7,496,819

NET ASSETS, representing:
Accumulation units	$7,496,819
Contracts in payout (annuitization) period	—
$7,496,819

Units outstanding	776,787

Portfolio shares held	761,872
Portfolio net asset value per share	$9.84
Investment in portfolio shares, at cost	$7,328,861

STATEMENTS OF OPERATIONS
For the period ended December 31, 2018

SUBACCOUNT
AST Bond Portfolio 2029
1/2/2018*
to
12/31/2018

INVESTMENT INCOME
Dividend income	$—

EXPENSES
Charges for mortality and expense risk,
and for administration	30,650

NET INVESTMENT INCOME (LOSS)	(30,650)

NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	45,038
Net change in unrealized appreciation (depreciation) on investments	167,958
NET GAIN (LOSS) ON INVESTMENTS	212,996

NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	$182,346

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A27

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(9,941,249)	$(9,153,070)	$(88,492)	$(1,783,081)	$(11,604,032)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,651,963	92,140,211	—	11,958,275	64,957,270
Net change in unrealized appreciation (depreciation) on investments	(125,443,742)	(64,731,376)	—	(17,874,279)	(102,459,937)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(61,733,028)	18,255,765	(88,492)	(7,699,085)	(49,106,699)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,558,504	783,630	10,114,736	300,147	691,939
Annuity payments	(2,895,159)	(902,071)	(4,218,208)	(411,671)	(506,886)
Surrenders, withdrawals and death benefits	(70,280,174)	(61,362,567)	(609,260,914)	(12,989,107)	(67,790,365)
Net transfers between other subaccounts
or fixed rate option	(35,948,462)	(41,253,671)	605,834,178	(18,099,679)	(112,020,671)
Miscellaneous transactions	(21,429)	10,515	1,198	1,687	834
Other charges	(1,969,328)	(3,583,695)	(1,032,907)	(731,023)	(5,496,724)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(109,556,048)	(106,307,859)	1,438,083	(31,929,646)	(185,121,873)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(171,289,076)	(88,052,094)	1,349,591	(39,628,731)	(234,228,572)

NET ASSETS
Beginning of period	717,223,696	608,037,641	497,232,400	145,630,860	844,159,632
End of period	$545,934,620	$519,985,547	$498,581,991	$106,002,129	$609,931,060

Beginning units	28,413,091	19,217,181	45,354,332	3,435,094	43,505,553
Units issued	1,884,078	2,336,509	38,767,803	355,328	3,038,755
Units redeemed	(6,856,181)	(6,338,777)	(40,127,603)	(1,160,220)	(14,507,957)
Ending units	23,440,988	15,214,913	43,994,532	2,630,202	32,036,351

The accompanying notes are an integral part of these financial statements.
A28

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,268,246)	$(2,413,309)	$(3,617,296)	$(1,136,085)	$(3,663,030)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	7,953,824	19,090,517	29,925,629	6,975,849	31,206,892
Net change in unrealized appreciation (depreciation) on investments	(16,276,934)	(22,008,237)	(50,859,888)	(19,411,583)	(70,741,907)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,591,356)	(5,331,029)	(24,551,555)	(13,571,819)	(43,198,045)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	775,245	786,693	950,235	195,661	651,351
Annuity payments	(94,069)	(504,768)	(750,200)	(126,140)	(1,101,967)
Surrenders, withdrawals and death benefits	(9,287,437)	(24,213,382)	(23,325,367)	(7,624,709)	(26,428,915)
Net transfers between other subaccounts
or fixed rate option	3,602,856	(26,105,846)	(13,213,182)	(8,935,889)	(11,065,885)
Miscellaneous transactions	139	673	178	1,696	2,975
Other charges	(497,513)	(731,070)	(987,049)	(457,242)	(731,012)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(5,500,779)	(50,767,700)	(37,325,385)	(16,946,623)	(38,673,453)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(15,092,135)	(56,098,729)	(61,876,940)	(30,518,442)	(81,871,498)

NET ASSETS
Beginning of period	90,219,332	194,209,305	251,830,282	88,731,199	273,950,304
End of period	$75,127,197	$138,110,576	$189,953,342	$58,212,757	$192,078,806

Beginning units	4,448,049	7,950,382	8,622,075	3,003,255	6,984,586
Units issued	1,268,510	2,560,616	951,358	365,671	631,273
Units redeemed	(1,574,665)	(4,772,653)	(2,132,741)	(988,531)	(1,688,204)
Ending units	4,141,894	5,738,345	7,440,692	2,380,395	5,927,655

The accompanying notes are an integral part of these financial statements.
A29

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	9/14/2018**	12/31/2018

OPERATIONS
Net investment income (loss)	$(6,765,372)	$(2,664,267)	$(4,184,449)	$(2,526,759)	$(13,629,011)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	26,316,699	20,497,391	27,813,136	12,881,379	129,916,419
Net change in unrealized appreciation (depreciation) on investments	(41,899,804)	(44,466,584)	(64,592,067)	(17,142,064)	(144,328,594)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(22,348,477)	(26,633,460)	(40,963,380)	(6,787,444)	(28,041,186)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,434,539	517,928	704,291	617,720	2,305,127
Annuity payments	(1,304,162)	(510,315)	(587,794)	(614,304)	(3,616,195)
Surrenders, withdrawals and death benefits	(48,128,669)	(18,352,860)	(27,224,589)	(22,965,994)	(96,917,143)
Net transfers between other subaccounts
or fixed rate option	(44,014,757)	(23,161,942)	(4,091,942)	(236,172,416)	(87,618,588)
Miscellaneous transactions	1,923	3,040	(1,361)	(330)	5,450
Other charges	(2,307,096)	(1,182,155)	(1,039,968)	(988,791)	(2,169,885)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(94,318,222)	(42,686,304)	(32,241,363)	(260,124,115)	(188,011,234)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(116,666,699)	(69,319,764)	(73,204,743)	(266,911,559)	(216,052,420)

NET ASSETS
Beginning of period	501,919,457	209,087,999	287,725,851	266,911,559	981,815,071
End of period	$385,252,758	$139,768,235	$214,521,108	$—	$765,762,651

Beginning units	32,134,889	4,500,658	11,148,575	14,712,856	29,003,859
Units issued	3,079,855	519,053	1,293,365	1,728,412	948,402
Units redeemed	(8,667,402)	(1,566,395)	(2,870,303)	(16,441,268)	(6,839,048)
Ending units	26,547,342	3,453,316	9,571,637	—	23,113,213

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A30

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(3,369,753)	$(4,902,021)	$(2,350,132)	$(4,409,598)	$(16,460,735)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	31,481,574	40,329,269	16,454,626	1,205,790	34,488,487
Net change in unrealized appreciation (depreciation) on investments	(24,634,289)	(94,504,349)	(28,310,298)	881,874	(44,706,137)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,477,532	(59,077,101)	(14,205,804)	(2,321,934)	(26,678,385)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	769,365	942,738	248,216	1,551,636	1,780,588
Annuity payments	(1,009,997)	(887,369)	(306,152)	(1,798,242)	(3,217,023)
Surrenders, withdrawals and death benefits	(22,837,323)	(33,098,124)	(13,844,103)	(39,736,821)	(113,617,686)
Net transfers between other subaccounts
or fixed rate option	(11,515,030)	(24,133,037)	(8,317,785)	(9,205,410)	(102,414,884)
Miscellaneous transactions	(3,907)	4,111	(8,156)	3,007	(3,030)
Other charges	(882,952)	(1,340,971)	(891,520)	(614,989)	(7,391,263)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(35,479,844)	(58,512,652)	(23,119,500)	(49,800,819)	(224,863,298)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(32,002,312)	(117,589,753)	(37,325,304)	(52,122,753)	(251,541,683)

NET ASSETS
Beginning of period	227,748,391	384,828,804	163,900,697	324,559,611	1,223,684,992
End of period	$195,746,079	$267,239,051	$126,575,393	$272,436,858	$972,143,309

Beginning units	10,885,453	7,777,777	5,037,914	22,956,844	67,283,631
Units issued	1,077,466	611,970	938,645	2,672,117	5,357,062
Units redeemed	(2,686,331)	(2,034,200)	(1,720,487)	(6,495,940)	(19,450,083)
Ending units	9,276,588	6,355,547	4,256,072	19,133,021	53,190,610

The accompanying notes are an integral part of these financial statements.
A31

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,588,466)	$(1,747,737)	$(36,670,639)	$(1,870,427)	$(3,217,693)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	25,906,422	165,605	192,996,567	7,262,976	17,555,076
Net change in unrealized appreciation (depreciation) on investments	(39,296,197)	(19,743,731)	(313,405,739)	(27,331,741)	(37,559,513)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(15,978,241)	(21,325,863)	(157,079,811)	(21,939,192)	(23,222,130)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	668,899	276,011	5,056,583	181,084	886,066
Annuity payments	(396,599)	(386,784)	(1,423,069)	(210,315)	(343,861)
Surrenders, withdrawals and death benefits	(17,562,802)	(11,420,856)	(229,078,913)	(11,506,398)	(22,798,980)
Net transfers between other subaccounts
or fixed rate option	(19,892,073)	(27,580,742)	(185,515,170)	(4,732,285)	(26,469,279)
Miscellaneous transactions	822	552	4,756	2,067	9,249
Other charges	(985,759)	(941,817)	(17,475,205)	(589,674)	(1,444,798)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(38,167,512)	(40,053,636)	(428,431,018)	(16,855,521)	(50,161,603)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(54,145,753)	(61,379,499)	(585,510,829)	(38,794,713)	(73,383,733)

NET ASSETS
Beginning of period	201,546,483	149,316,069	2,636,866,357	135,560,737	246,652,832
End of period	$147,400,730	$87,936,570	$2,051,355,528	$96,766,024	$173,269,099

Beginning units	7,106,024	4,768,104	106,379,273	7,225,922	8,302,546
Units issued	910,589	696,385	6,380,206	769,528	1,249,545
Units redeemed	(2,441,657)	(2,297,414)	(28,660,044)	(1,959,663)	(3,130,301)
Ending units	5,574,956	3,167,075	84,099,435	6,035,787	6,421,790

The accompanying notes are an integral part of these financial statements.
A32

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(2,397,360)	$(1,983,891)	$(5,261,679)	$(4,865,483)	$(69,870,755)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	11,395,647	(100,577)	25,235,146	24,834,293	381,689,171
Net change in unrealized appreciation (depreciation) on investments	(42,397,379)	2,783,429	(70,493,360)	(39,165,859)	(633,311,295)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(33,399,092)	698,961	(50,519,893)	(19,197,049)	(321,492,879)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	598,357	523,374	962,485	1,019,121	8,453,331
Annuity payments	(412,862)	(449,650)	(1,176,916)	(5,771)	(3,070,611)
Surrenders, withdrawals and death benefits	(16,912,252)	(14,487,048)	(34,485,427)	(34,350,707)	(451,878,334)
Net transfers between other subaccounts
or fixed rate option	(7,026,398)	(14,912,538)	(2,113,662)	(54,723,742)	(232,479,194)
Miscellaneous transactions	7,484	300	2,901	(1,388)	(35,802)
Other charges	(981,869)	(503,987)	(1,024,583)	(2,185,599)	(25,153,642)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(24,727,540)	(29,829,549)	(37,835,202)	(90,248,086)	(704,164,252)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(58,126,632)	(29,130,588)	(88,355,095)	(109,445,135)	(1,025,657,131)

NET ASSETS
Beginning of period	191,305,308	146,223,793	371,248,004	371,660,516	4,739,093,710
End of period	$133,178,676	$117,093,205	$282,892,909	$262,215,381	$3,713,436,579

Beginning units	7,658,060	9,423,404	14,335,939	25,000,379	268,118,355
Units issued	1,263,229	1,138,225	1,487,235	2,917,932	20,994,669
Units redeemed	(2,700,846)	(3,150,044)	(3,068,927)	(9,234,860)	(63,667,560)
Ending units	6,220,443	7,411,585	12,754,247	18,683,451	225,445,464

The accompanying notes are an integral part of these financial statements.
A33

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(28,225,272)	$(38,979,173)	$(26,404,660)	$(10,993,385)	$(8,995,396)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	163,872,385	177,668,190	106,108,770	67,474,188	52,388,379
Net change in unrealized appreciation (depreciation) on investments	(303,683,616)	(290,822,119)	(149,740,585)	(123,696,150)	(95,020,757)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(168,036,503)	(152,133,102)	(70,036,475)	(67,215,347)	(51,627,774)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	3,215,736	7,524,402	3,644,091	659,241	208,187
Annuity payments	(1,165,494)	(1,980,921)	(2,424,746)	(187,807)	(38,148)
Surrenders, withdrawals and death benefits	(164,256,787)	(240,296,319)	(197,355,900)	(66,130,781)	(48,724,741)
Net transfers between other subaccounts
or fixed rate option	(349,014,482)	(132,636,128)	(103,226,694)	(129,402,997)	(74,280,816)
Miscellaneous transactions	(2,717)	(2,029)	(5,990)	1,914	(1,611)
Other charges	(10,606,837)	(17,440,774)	(10,230,385)	(6,488,673)	(5,356,647)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(521,830,581)	(384,831,769)	(309,599,624)	(201,549,103)	(128,193,776)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(689,867,084)	(536,964,871)	(379,636,099)	(268,764,450)	(179,821,550)

NET ASSETS
Beginning of period	2,065,691,089	2,705,876,143	1,832,187,535	832,893,402	655,138,885
End of period	$1,375,824,005	$2,168,911,272	$1,452,551,436	$564,128,952	$475,317,335

Beginning units	147,946,002	158,748,670	117,509,300	60,889,182	43,144,541
Units issued	9,721,344	12,228,620	11,331,451	5,448,903	4,480,414
Units redeemed	(49,346,480)	(36,337,614)	(32,233,598)	(21,243,089)	(13,530,384)
Ending units	108,320,866	134,639,676	96,607,153	45,094,996	34,094,571

The accompanying notes are an integral part of these financial statements.
A34

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(8,620,525)	$(7,991,715)	$(5,715)	$14,076	$(4,372)
Capital gains distributions received	—	—	159,693	229,960	63,039
Net realized gain (loss) on shares redeemed	48,453,163	24,813,752	(9,194)	160,512	34,913
Net change in unrealized appreciation (depreciation) on investments	(88,120,889)	(35,797,394)	(279,926)	(567,249)	(99,284)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(48,288,251)	(18,975,357)	(135,142)	(162,701)	(5,704)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	310,813	913,585	4,178	2,162	270
Annuity payments	(156,007)	(775,282)	(6,348)	(165,130)	—
Surrenders, withdrawals and death benefits	(46,648,813)	(57,828,486)	(43,183)	(254,083)	(38,553)
Net transfers between other subaccounts
or fixed rate option	(121,876,488)	157,992,862	(31,649)	23,709	(32,377)
Miscellaneous transactions	(11,795)	818	(29)	1,113	—
Other charges	(5,241,674)	(3,887,819)	(3,021)	(2,385)	(580)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(173,623,964)	96,415,678	(80,052)	(394,614)	(71,240)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(221,912,215)	77,440,321	(215,194)	(557,315)	(76,944)

NET ASSETS
Beginning of period	657,149,816	512,988,421	993,660	3,376,276	445,992
End of period	$435,237,601	$590,428,742	$778,466	$2,818,961	$369,048

Beginning units	48,368,104	38,402,873	46,688	127,859	11,430
Units issued	4,818,931	23,997,969	864	3,709	3
Units redeemed	(18,499,930)	(16,889,836)	(4,571)	(18,619)	(1,709)
Ending units	34,687,105	45,511,006	42,981	112,949	9,724

The accompanying notes are an integral part of these financial statements.
A35

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(71,595)	$(73,202)	$(55,454)	$(33,426)	$(123,238)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	449,194	667,472	316,755	(361,702)	266,081
Net change in unrealized appreciation (depreciation) on investments	(1,086,758)	(2,208,828)	(1,424,606)	350,137	(902,823)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(709,159)	(1,614,558)	(1,163,305)	(44,991)	(759,980)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	16,989	19,872	8,872	24,248	16,294
Annuity payments	(9,591)	(20,251)	—	(264)	(5,379)
Surrenders, withdrawals and death benefits	(556,818)	(779,919)	(629,464)	(201,745)	(1,163,857)
Net transfers between other subaccounts
or fixed rate option	(119,404)	(1,637,553)	(1,854,450)	180,857	(1,571,437)
Miscellaneous transactions	(157)	189	534	36	(107)
Other charges	(5,806)	(23,776)	(3,058)	(2,445)	(4,685)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(674,787)	(2,441,438)	(2,477,566)	687	(2,729,171)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,383,946)	(4,055,996)	(3,640,871)	(44,304)	(3,489,151)

NET ASSETS
Beginning of period	5,739,111	10,115,813	7,511,216	2,664,413	11,552,437
End of period	$4,355,165	$6,059,817	$3,870,345	$2,620,109	$8,063,286

Beginning units	313,267	381,124	748,020	1,569,919	363,716
Units issued	84,304	114,335	1,530,252	13,623,082	619,571
Units redeemed	(120,208)	(210,421)	(1,804,631)	(13,740,596)	(704,477)
Ending units	277,363	285,038	473,641	1,452,405	278,810

The accompanying notes are an integral part of these financial statements.
A36

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(66,366)	$(123,332)	$(307,615)	$(156,284)	$(17,745)
Capital gains distributions received	—	1,776,244	2,035,959	511,357	1,393,732
Net realized gain (loss) on shares redeemed	693,831	(2,474,575)	(2,081,801)	1,458,105	(240,884)
Net change in unrealized appreciation (depreciation) on investments	(2,015,821)	(1,165,484)	(1,909,970)	(2,092,213)	(2,488,462)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,388,356)	(1,987,147)	(2,263,427)	(279,035)	(1,353,359)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	58,926	13,050	50,333	7,216	10,197
Annuity payments	(12,186)	(13,260)	(27,581)	(7,059)	(51,450)
Surrenders, withdrawals and death benefits	(775,036)	(737,048)	(2,749,879)	(1,181,651)	(902,546)
Net transfers between other subaccounts
or fixed rate option	(1,692,532)	(529,565)	(2,218,482)	422,178	(1,540,163)
Miscellaneous transactions	1,032	6,206	501	(9,876)	222
Other charges	(5,948)	(4,417)	(24,849)	(66,313)	(44,463)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,425,744)	(1,265,034)	(4,969,957)	(835,505)	(2,528,203)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,814,100)	(3,252,181)	(7,233,384)	(1,114,540)	(3,881,562)

NET ASSETS
Beginning of period	8,857,767	10,253,798	33,706,962	9,698,818	9,932,592
End of period	$5,043,667	$7,001,617	$26,473,578	$8,584,278	$6,051,030

Beginning units	386,603	442,773	1,626,560	421,158	423,777
Units issued	159,294	2,280,903	8,744,835	332,496	94,077
Units redeemed	(275,447)	(2,362,507)	(8,990,598)	(377,416)	(211,579)
Ending units	270,450	361,169	1,380,797	376,238	306,275

The accompanying notes are an integral part of these financial statements.
A37

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$59,802	$186,153	$(190,264)	$(31,079)	$(436,573)
Capital gains distributions received	—	—	—	—	1,739,053
Net realized gain (loss) on shares redeemed	9,903	(580,596)	2,197,257	(899,262)	537,849
Net change in unrealized appreciation (depreciation) on investments	(2,406,679)	(1,008,049)	(3,841,880)	280,987	(1,195,493)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,336,974)	(1,402,492)	(1,834,887)	(649,354)	644,836

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	66,455	17,520	25,087	9,721	18,436
Annuity payments	(8,399)	(10,119)	(5,873)	(42,342)	(182,649)
Surrenders, withdrawals and death benefits	(1,693,344)	(1,111,037)	(1,439,825)	(817,999)	(2,833,765)
Net transfers between other subaccounts
or fixed rate option	(1,217,319)	(1,995,542)	(4,681,688)	22,126	507,249
Miscellaneous transactions	326	536	(483)	(781)	(4,848)
Other charges	(13,831)	(19,294)	(100,960)	(16,670)	(162,993)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,866,112)	(3,117,936)	(6,203,742)	(845,945)	(2,658,570)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,203,086)	(4,520,428)	(8,038,629)	(1,495,299)	(2,013,734)

NET ASSETS
Beginning of period	13,794,610	11,647,043	20,133,066	7,600,038	30,473,156
End of period	$8,591,524	$7,126,615	$12,094,437	$6,104,739	$28,459,422

Beginning units	666,657	864,965	1,502,884	366,818	1,297,848
Units issued	487,200	4,121,492	339,579	4,349,135	481,208
Units redeemed	(625,220)	(4,361,703)	(818,445)	(4,399,688)	(596,175)
Ending units	528,637	624,754	1,024,018	316,265	1,182,881

The accompanying notes are an integral part of these financial statements.
A38

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$112,694	$(132,788)	$(111,425)	$(72,476)	$(113,809)
Capital gains distributions received	165,471	—	446,743	—	—
Net realized gain (loss) on shares redeemed	(638,827)	1,313,684	2,784,522	804,519	(1,969,370)
Net change in unrealized appreciation (depreciation) on investments	182,373	(2,322,943)	(2,768,941)	(1,494,311)	637,285
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(178,289)	(1,142,047)	350,899	(762,268)	(1,445,894)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,515	4,831	11,296	7,456	42,566
Annuity payments	(45,116)	(63,202)	(88,507)	(7,892)	(7,044)
Surrenders, withdrawals and death benefits	(2,029,760)	(1,262,578)	(706,216)	(442,727)	(971,356)
Net transfers between other subaccounts
or fixed rate option	(1,766,328)	(4,330,574)	(370,674)	(670,218)	123,405
Miscellaneous transactions	25	(629)	(37)	(402)	22
Other charges	(3,441)	(52,748)	(3,483)	(9,288)	(13,936)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,836,105)	(5,704,900)	(1,157,621)	(1,123,071)	(826,343)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,014,394)	(6,846,947)	(806,722)	(1,885,339)	(2,272,237)

NET ASSETS
Beginning of period	9,460,431	12,595,920	7,622,200	6,343,383	10,421,085
End of period	$5,446,037	$5,748,973	$6,815,478	$4,458,044	$8,148,848

Beginning units	458,774	490,833	105,730	453,414	1,372,515
Units issued	403,994	130,915	146,554	244,338	4,033,738
Units redeemed	(595,084)	(366,396)	(161,589)	(327,722)	(4,156,015)
Ending units	267,684	255,352	90,695	370,030	1,250,238

The accompanying notes are an integral part of these financial statements.
A39

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(268,313)	$(167,714)	$(8,702)	$57,284	$(56,244)
Capital gains distributions received	1,672,018	1,733,254	82,446	767,716	—
Net realized gain (loss) on shares redeemed	(88,609)	(1,127,562)	205,831	(677,275)	252,953
Net change in unrealized appreciation (depreciation) on investments	(3,555,662)	(2,111,503)	(521,652)	(686,736)	(240,354)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(2,240,566)	(1,673,525)	(242,077)	(539,011)	(43,645)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	26,544	31,749	6,798	17,242	10,767
Annuity payments	(103,277)	(97,280)	(58,910)	(17,425)	(8,078)
Surrenders, withdrawals and death benefits	(2,048,129)	(1,245,610)	(689,220)	(864,973)	(848,653)
Net transfers between other subaccounts
or fixed rate option	(2,445,158)	(2,208,970)	(310,413)	442,446	621,673
Miscellaneous transactions	110	21	26	(143)	52
Other charges	(69,715)	(46,394)	(3,723)	(23,289)	(5,051)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,639,625)	(3,566,484)	(1,055,442)	(446,142)	(229,290)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,880,191)	(5,240,009)	(1,297,519)	(985,153)	(272,935)

NET ASSETS
Beginning of period	20,183,413	14,778,302	4,346,789	7,347,731	3,078,825
End of period	$13,303,222	$9,538,293	$3,049,270	$6,362,578	$2,805,890

Beginning units	752,758	570,175	261,217	273,254	2,029,271
Units issued	553,008	262,697	755,835	214,281	15,107,996
Units redeemed	(735,227)	(407,294)	(818,133)	(231,512)	(15,327,105)
Ending units	570,539	425,578	198,919	256,023	1,810,162

The accompanying notes are an integral part of these financial statements.
A40

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(303,207)	$(42,850)	$(264,222)	$(1,655)	$(10,773)
Capital gains distributions received	2,072,859	305,256	1,350,027	13,454	—
Net realized gain (loss) on shares redeemed	(1,148,501)	43,337	893,634	(6,362)	27,368
Net change in unrealized appreciation (depreciation) on investments	(1,003,194)	(652,132)	(3,171,928)	(5,928)	29,609
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(382,043)	(346,389)	(1,192,489)	(491)	46,204

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	35,694	16,301	41,241	363	1,134
Annuity payments	(15,968)	(779)	(146,909)	—	—
Surrenders, withdrawals and death benefits	(2,171,735)	(286,402)	(2,244,579)	(20,172)	(48,285)
Net transfers between other subaccounts
or fixed rate option	(1,905,726)	(1,139,985)	(2,869,315)	312,286	32,466
Miscellaneous transactions	(309)	46	(203)	(30)	(87)
Other charges	(22,616)	(1,257)	(55,424)	(120)	(2,127)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,080,660)	(1,412,076)	(5,275,189)	292,327	(16,899)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(4,462,703)	(1,758,465)	(6,467,678)	291,836	29,305

NET ASSETS
Beginning of period	22,390,121	3,542,339	19,503,671	123,319	626,882
End of period	$17,927,418	$1,783,874	$13,035,993	$415,155	$656,187

Beginning units	1,083,299	207,566	648,610	86,345	836,939
Units issued	5,471,843	288,638	509,086	2,529,847	41,913,279
Units redeemed	(5,640,519)	(380,696)	(690,917)	(2,335,587)	(41,832,875)
Ending units	914,623	115,508	466,779	280,605	917,343

The accompanying notes are an integral part of these financial statements.
A41

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(5,139)	$(171,750)	$(95,448)	$168,008	$(187,372)
Capital gains distributions received	—	998,978	205,893	—	3,950,162
Net realized gain (loss) on shares redeemed	70,150	716,971	1,107,642	(904,781)	(7,165,040)
Net change in unrealized appreciation (depreciation) on investments	14,091	(3,264,493)	(1,471,088)	28,483	(366,007)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	79,102	(1,720,294)	(253,001)	(708,290)	(3,768,257)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	93	35,386	23,632	2,449	21,635
Annuity payments	—	(18,428)	—	(7,598)	(6,160)
Surrenders, withdrawals and death benefits	(24,361)	(1,270,089)	(718,943)	(289,001)	(1,723,207)
Net transfers between other subaccounts
or fixed rate option	1,094,571	(906,681)	(174,258)	(1,018,092)	(2,015,723)
Miscellaneous transactions	(28)	(450)	(10,504)	(21)	2,740
Other charges	(169)	(36,919)	(3,177)	(23,145)	(12,658)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	1,070,106	(2,197,181)	(883,250)	(1,335,408)	(3,733,373)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,149,208	(3,917,475)	(1,136,251)	(2,043,698)	(7,501,630)

NET ASSETS
Beginning of period	191,356	12,451,611	7,507,426	5,140,887	15,747,096
End of period	$1,340,564	$8,534,136	$6,371,175	$3,097,189	$8,245,466

Beginning units	139,337	510,326	509,399	475,902	343,537
Units issued	12,187,030	457,423	252,926	434,644	3,636,226
Units redeemed	(11,361,519)	(550,580)	(304,077)	(558,894)	(3,732,924)
Ending units	964,848	417,169	458,248	351,652	246,839

The accompanying notes are an integral part of these financial statements.
A42

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(655,169)	$(101,111)	$113,236	$(274,566)	$(65,861)
Capital gains distributions received	20,812,345	2,310,273	535,728	919,767	—
Net realized gain (loss) on shares redeemed	(9,159,047)	(1,922,177)	(279,010)	2,709,654	1,203,240
Net change in unrealized appreciation (depreciation) on investments	(16,672,487)	(2,067,439)	(474,846)	(3,704,980)	(2,813,540)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(5,674,358)	(1,780,454)	(104,892)	(350,125)	(1,676,161)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	65,102	18,336	15,279	32,069	23,993
Annuity payments	(96,494)	—	(45,295)	(116,778)	(27,908)
Surrenders, withdrawals and death benefits	(3,397,389)	(802,058)	(1,686,293)	(2,113,455)	(1,410,699)
Net transfers between other subaccounts
or fixed rate option	(995,985)	(1,789,952)	(3,343,200)	(4,044,429)	(1,975,575)
Miscellaneous transactions	1,674	200	(9)	(6,140)	(387)
Other charges	(20,668)	(4,001)	(71,784)	(53,588)	(49,275)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,443,760)	(2,577,475)	(5,131,302)	(6,302,321)	(3,439,851)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,118,118)	(4,357,929)	(5,236,194)	(6,652,446)	(5,116,012)

NET ASSETS
Beginning of period	51,453,201	9,350,555	22,354,060	21,496,306	15,937,536
End of period	$41,335,083	$4,992,626	$17,117,866	$14,843,860	$10,821,524

Beginning units	5,201,616	344,350	1,015,423	939,342	905,706
Units issued	11,883,442	1,071,586	707,649	679,893	449,165
Units redeemed	(12,444,690)	(1,157,448)	(949,069)	(947,350)	(656,673)
Ending units	4,640,368	258,488	774,003	671,885	698,198

The accompanying notes are an integral part of these financial statements.
A43

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(16,246)	$(127,323)	$(265)	$(357,520)	$(309,306)
Capital gains distributions received	90,944	361,228	—	3,472,633	1,028,846
Net realized gain (loss) on shares redeemed	127,698	568,843	(6,200)	(1,335,737)	1,492,053
Net change in unrealized appreciation (depreciation) on investments	(337,020)	(966,550)	6,994	(1,795,614)	(2,361,966)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(134,624)	(163,802)	529	(16,238)	(150,373)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,456	18,342	15	76,724	62,299
Annuity payments	(29,074)	(31,165)	—	(85,780)	(47,784)
Surrenders, withdrawals and death benefits	(75,698)	(730,505)	(917)	(3,110,591)	(2,338,454)
Net transfers between other subaccounts
or fixed rate option	(69,995)	(397,905)	1,105	(1,258,083)	(864,197)
Miscellaneous transactions	(249)	(9)	—	2,432	(381)
Other charges	(1,427)	(12,221)	(23)	(27,575)	(22,065)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(173,987)	(1,153,463)	180	(4,402,873)	(3,210,582)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(308,611)	(1,317,265)	709	(4,419,111)	(3,360,955)

NET ASSETS
Beginning of period	1,367,809	8,899,080	18,595	28,295,421	21,668,801
End of period	$1,059,198	$7,581,815	$19,304	$23,876,310	$18,307,846

Beginning units	86,705	460,674	9,044	1,002,863	1,741,166
Units issued	1,119	238	1,043	102,006	157,064
Units redeemed	(11,928)	(55,567)	(928)	(262,278)	(397,688)
Ending units	75,896	405,345	9,159	842,591	1,500,542
The accompanying notes are an integral part of these financial statements.
A44

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(88,126)	$28,670	$(19,691)	$(16,164,149)	$(66,816,413)
Capital gains distributions received	1,233,640	67,677	133,888	—	—
Net realized gain (loss) on shares redeemed	1,198,310	(14,839)	84,634	92,109,236	298,067,278
Net change in unrealized appreciation (depreciation) on investments	(3,084,859)	(134,555)	(187,316)	(167,947,054)	(612,799,825)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(741,035)	(53,047)	11,515	(92,001,967)	(381,548,960)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	24,431	3,864	2,340	681,899	4,961,710
Annuity payments	(109,271)	—	—	(441,171)	(1,902,415)
Surrenders, withdrawals and death benefits	(1,967,623)	(18,365)	(63,083)	(92,608,656)	(373,926,897)
Net transfers between other subaccounts
or fixed rate option	(1,127,702)	(29,389)	(91,399)	(144,421,866)	(636,680,679)
Miscellaneous transactions	95	(2)	5	3,519	26,313
Other charges	(6,707)	(75)	(754)	(7,256,941)	(36,880,899)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,186,777)	(43,967)	(152,891)	(244,043,216)	(1,044,402,867)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(3,927,812)	(97,014)	(141,376)	(336,045,183)	(1,425,951,827)

NET ASSETS
Beginning of period	20,652,621	321,867	1,278,769	1,146,433,292	4,871,020,176
End of period	$16,724,809	$224,853	$1,137,393	$810,388,109	$3,445,068,349

Beginning units	449,626	29,801	50,603	79,948,244	317,158,851
Units issued	2,482	705	370	6,437,228	27,443,832
Units redeemed	(71,923)	(5,160)	(5,853)	(24,666,099)	(100,426,858)
Ending units	380,185	25,346	45,120	61,719,373	244,175,825

The accompanying notes are an integral part of these financial statements.
A45

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018**	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(25,560,656)	$(23,495,725)	$(640,934)	$(1,056,109)	$(454,311)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	134,610,574	4,680,148	1,939,733	244,540	1,502,199
Net change in unrealized appreciation (depreciation) on investments	(224,408,848)	24,995,823	(1,766,485)	264,822	(3,041,614)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(115,358,930)	6,180,246	(467,686)	(546,747)	(1,993,726)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,503,061	128,096	—	—	49,454
Annuity payments	(445,961)	(927,771)	(19,588)	(56,518)	(186,961)
Surrenders, withdrawals and death benefits	(152,429,326)	(107,793,776)	(4,329,067)	(14,233,208)	(3,164,162)
Net transfers between other subaccounts
or fixed rate option	(120,837,977)	2,226,412,163	(63,027,087)	58,721,779	(6,638,189)
Miscellaneous transactions	56,645	10,356	(82)	99	(95)
Other charges	(10,548,467)	(18,314,954)	(31,835)	(20,390)	(287,388)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(282,702,025)	2,099,514,114	(67,407,659)	44,411,762	(10,227,341)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(398,060,955)	2,105,694,360	(67,875,345)	43,865,015	(12,221,067)

NET ASSETS
Beginning of period	1,776,407,378	1,058,737,381	67,875,345	32,888,977	37,280,068
End of period	$1,378,346,423	$3,164,431,741	$—	$76,753,992	$25,059,001

Beginning units	100,476,598	67,018,420	5,321,672	2,554,978	2,590,983
Units issued	7,875,985	199,521,064	340,607	5,461,573	359,231
Units redeemed	(25,039,855)	(64,824,193)	(5,662,279)	(2,056,882)	(1,107,569)
Ending units	83,312,728	201,715,291	—	5,959,669	1,842,645

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A46

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	1/2/2018**	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,578,684)	$(842,725)	$(1,185,271)	$(26)	$(949,167)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,303,393	318,549	9,645,302	716	400,563
Net change in unrealized appreciation (depreciation) on investments	(19,848,906)	(273,323)	(10,488,436)	(778)	(507,783)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(18,124,197)	(797,499)	(2,028,405)	(88)	(1,056,387)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	99,318	—	159,020	—	—
Annuity payments	(84,205)	(1,183)	(46,360)	—	—
Surrenders, withdrawals and death benefits	(8,036,344)	(8,985,155)	(6,660,701)	—	(8,647,738)
Net transfers between other subaccounts
or fixed rate option	(12,985,091)	3,132,657	(5,172,363)	(130,400)	(2,347,887)
Miscellaneous transactions	(213)	328	4,231	(13)	378
Other charges	(1,026,998)	(22,948)	(653,495)	(134)	(18,268)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(22,033,533)	(5,876,301)	(12,369,668)	(130,547)	(11,013,515)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(40,157,730)	(6,673,800)	(14,398,073)	(130,635)	(12,069,902)

NET ASSETS
Beginning of period	124,977,537	47,838,896	78,395,914	130,635	55,271,875
End of period	$84,819,807	$41,165,096	$63,997,841	$—	$43,201,973

Beginning units	11,487,660	4,389,342	3,001,410	11,615	4,311,036
Units issued	2,739,394	1,827,911	1,051,140	—	1,901,145
Units redeemed	(5,067,658)	(2,389,703)	(1,541,629)	(11,615)	(2,796,593)
Ending units	9,159,396	3,827,550	2,510,921	—	3,415,588

**Date subaccount was no longer available for investment.

The accompanying notes are an integral part of these financial statements.
A47

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(36,383)	$(219,764)	$(178,836)	$1,305,534	$(765,829)
Capital gains distributions received	266,572	1,637,939	1,262,171	2,894,331	—
Net realized gain (loss) on shares redeemed	47,104	528,612	403,568	(1,009,994)	(883,506)
Net change in unrealized appreciation (depreciation) on investments	(289,234)	(1,887,340)	(1,699,966)	(5,385,042)	711,397
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(11,941)	59,447	(213,063)	(2,195,171)	(937,938)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,154	34,127	46,702	56,185	—
Annuity payments	(27,213)	(60,356)	(20,927)	(193,529)	—
Surrenders, withdrawals and death benefits	(121,310)	(1,531,708)	(1,409,712)	(1,374,439)	(9,597,126)
Net transfers between other subaccounts
or fixed rate option	(104,057)	(1,684,696)	726,153	(984,230)	2,007,900
Miscellaneous transactions	1	28,471	(190)	(1,059)	8,727
Other charges	(1,189)	(19,367)	(14,082)	(14,701)	(15,364)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(249,614)	(3,233,529)	(672,056)	(2,511,773)	(7,595,863)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(261,555)	(3,174,082)	(885,119)	(4,706,944)	(8,533,801)

NET ASSETS
Beginning of period	2,429,948	16,862,364	12,231,468	13,977,373	44,338,374
End of period	$2,168,393	$13,688,282	$11,346,349	$9,270,429	$35,804,573

Beginning units	96,972	626,412	538,192	672,082	3,753,514
Units issued	570	75,896	205,516	73,493	1,483,669
Units redeemed	(10,016)	(178,881)	(246,183)	(202,207)	(2,158,426)
Ending units	87,526	523,427	497,525	543,368	3,078,757

The accompanying notes are an integral part of these financial statements.
A48

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(1,628,949)	$(1,861,254)	$228,034	$10,602	$(48,950)
Capital gains distributions received	—	—	748,993	473	—
Net realized gain (loss) on shares redeemed	7,645,963	8,695,149	1,037,414	(9,942)	306,183
Net change in unrealized appreciation (depreciation) on investments	(15,145,052)	(14,603,600)	(3,956,947)	(3,589)	(437,961)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(9,128,038)	(7,769,705)	(1,942,506)	(2,456)	(180,728)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,302,855	132,225	85,225	393	1,982
Annuity payments	—	(70,176)	(55,821)	—	(73,591)
Surrenders, withdrawals and death benefits	(34,514,074)	(13,738,999)	(3,744,421)	(232,000)	(299,400)
Net transfers between other subaccounts
or fixed rate option	13,557,577	(14,589,769)	(1,423,616)	(8,315)	(85,777)
Miscellaneous transactions	2,777	(1,220)	379	—	798
Other charges	(46,878)	(812,765)	(19,062)	(373)	(3,598)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(19,697,743)	(29,080,704)	(5,157,316)	(240,295)	(459,586)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(28,825,781)	(36,850,409)	(7,099,822)	(242,751)	(640,314)

NET ASSETS
Beginning of period	136,764,963	132,986,885	26,417,163	551,811	4,783,485
End of period	$107,939,182	$96,136,476	$19,317,341	$309,060	$4,143,171

Beginning units	8,943,072	10,477,177	1,398,536	51,391	228,901
Units issued	1,993,920	2,153,778	172,994	20	742
Units redeemed	(3,317,282)	(4,527,352)	(453,847)	(22,865)	(21,158)
Ending units	7,619,710	8,103,603	1,117,683	28,546	208,485

The accompanying notes are an integral part of these financial statements.
A49

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(24,791)	$(61,401)	$(1,286,300)	$(503,249)	$(2,452,114)
Capital gains distributions received	244,684	466,814	—	—	—
Net realized gain (loss) on shares redeemed	94,916	290,031	1,826,776	(669,368)	11,750,588
Net change in unrealized appreciation (depreciation) on investments	(510,969)	(1,070,159)	(2,723,943)	636,433	(24,619,636)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(196,160)	(374,715)	(2,183,467)	(536,184)	(15,321,162)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	6,925	8,711	14,343	—	300,942
Annuity payments	(16,126)	(48,272)	(593,906)	(26,395)	(164,797)
Surrenders, withdrawals and death benefits	(186,022)	(442,405)	(10,955,601)	(7,693,084)	(15,758,102)
Net transfers between other subaccounts
or fixed rate option	68,458	(231,325)	3,545,668	9,116,051	(11,067,162)
Miscellaneous transactions	38	4	306	414	2,057
Other charges	(4,376)	(2,299)	(782,314)	(14,053)	(871,627)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(131,103)	(715,586)	(8,771,504)	1,382,933	(27,558,689)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(327,263)	(1,090,301)	(10,954,971)	846,749	(42,879,851)

NET ASSETS
Beginning of period	2,544,051	5,185,204	93,378,081	26,687,212	175,215,370
End of period	$2,216,788	$4,094,903	$82,423,110	$27,533,961	$132,335,519

Beginning units	116,605	241,441	8,326,133	2,647,125	12,192,213
Units issued	4,274	299	3,112,788	1,557,340	1,246,472
Units redeemed	(10,139)	(33,461)	(3,967,429)	(1,454,493)	(3,272,819)
Ending units	110,740	208,279	7,471,492	2,749,972	10,165,866

The accompanying notes are an integral part of these financial statements.
A50

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(19,914)	$(998,916)	$(178,713)	$(1,215,593)	$(44,880)
Capital gains distributions received	—	—	1,467,323	—	—
Net realized gain (loss) on shares redeemed	8,257	7,991,847	295,949	(1,291,059)	368,641
Net change in unrealized appreciation (depreciation) on investments	(201,930)	(14,400,123)	(2,497,359)	1,418,664	(1,160,687)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(213,587)	(7,407,192)	(912,800)	(1,087,988)	(836,926)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	735	49,095	45,034	—	11,234
Annuity payments	(9,728)	(176,370)	(35,780)	(76,237)	—
Surrenders, withdrawals and death benefits	(186,214)	(7,284,126)	(1,774,216)	(16,566,135)	(808,141)
Net transfers between other subaccounts
or fixed rate option	(896,302)	(16,845,792)	920,268	28,855,703	(357,272)
Miscellaneous transactions	2	1,785	13,854	353	292
Other charges	(204)	(546,090)	(14,347)	(21,832)	(954)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,091,711)	(24,801,498)	(845,187)	12,191,852	(1,154,841)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,305,298)	(32,208,690)	(1,757,987)	11,103,864	(1,991,767)

NET ASSETS
Beginning of period	3,296,129	83,662,788	13,010,251	58,692,580	4,975,134
End of period	$1,990,831	$51,454,098	$11,252,264	$69,796,444	$2,983,367

Beginning units	303,306	4,510,989	770,065	5,920,396	409,511
Units issued	55,781	945,005	193,057	6,504,485	170,500
Units redeemed	(162,454)	(2,344,316)	(249,832)	(5,207,332)	(275,502)
Ending units	196,633	3,111,678	713,290	7,217,549	304,509

The accompanying notes are an integral part of these financial statements.
A51

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(876,607)	$3,844	$6,387	$(59,003)	$(47,644)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,684,149	—	(4,422)	405,874	349,947
Net change in unrealized appreciation (depreciation) on investments	(8,325,138)	—	(9,422)	(719,996)	(572,291)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(3,517,596)	3,844	(7,457)	(373,125)	(269,988)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	42,067	338	124	1,874	3,996
Annuity payments	(27,074)	—	—	—	—
Surrenders, withdrawals and death benefits	(7,297,323)	(624,359)	(11,590)	(574,006)	(578,293)
Net transfers between other subaccounts
or fixed rate option	(10,134,454)	476,510	—	(99,195)	127,875
Miscellaneous transactions	198	(20)	—	(60)	62
Other charges	(458,643)	(871)	(153)	(2,318)	(4,492)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(17,875,229)	(148,402)	(11,619)	(673,705)	(450,852)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(21,392,825)	(144,558)	(19,076)	(1,046,830)	(720,840)

NET ASSETS
Beginning of period	67,378,571	917,413	165,593	4,601,960	3,505,578
End of period	$45,985,746	$772,855	$146,517	$3,555,130	$2,784,738

Beginning units	4,114,041	95,725	14,021	268,559	202,734
Units issued	857,307	60,350	6	75,948	63,018
Units redeemed	(1,989,175)	(75,825)	(1,006)	(116,849)	(91,170)
Ending units	2,982,173	80,250	13,021	227,658	174,582

The accompanying notes are an integral part of these financial statements.
A52

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2018	1/1/2018	1/1/2018	1/1/2018	1/1/2018
	to	to	to	to	to
	12/31/2018	12/31/2018	12/31/2018	12/31/2018	12/31/2018

OPERATIONS
Net investment income (loss)	$(996,426)	$(2,342,905)	$(2,795,125)	$(329,651)	$(658,446)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	(375,801)	(721,728)	(982,826)	1,726,520	(513,524)
Net change in unrealized appreciation (depreciation) on investments	2,588,635	(318,661)	(613,601)	(8,217,113)	1,691,005
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,216,408	(3,383,294)	(4,391,552)	(6,820,244)	519,035

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	93,150	—
Annuity payments	(68,094)	(185,238)	(357,983)	(135,511)	(3,944)
Surrenders, withdrawals and death benefits	(12,871,350)	(29,102,258)	(34,866,681)	(3,474,540)	(8,407,984)
Net transfers between other subaccounts
or fixed rate option	94,088,897	18,768,808	19,796,335	(725,489)	46,596,843
Miscellaneous transactions	335	(2,058)	3,034	(371)	273
Other charges	(10,255)	(56,296)	(62,405)	(40,382)	(14,732)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	81,139,533	(10,577,042)	(15,487,700)	(4,283,143)	38,170,456

TOTAL INCREASE (DECREASE) IN NET ASSETS	82,355,941	(13,960,336)	(19,879,252)	(11,103,387)	38,689,491

NET ASSETS
Beginning of period	7,841,947	116,810,855	156,690,254	38,429,014	5,521,326
End of period	$90,197,888	$102,850,519	$136,811,002	$27,325,627	$44,210,817

Beginning units	692,501	11,718,449	15,773,702	2,832,902	550,819
Units issued	10,137,581	9,447,176	14,502,985	474,923	9,101,763
Units redeemed	(2,655,885)	(10,572,436)	(16,119,448)	(829,290)	(5,083,058)
Ending units	8,174,197	10,593,189	14,157,239	2,478,535	4,569,524

The accompanying notes are an integral part of these financial statements.
A53

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2018

SUBACCOUNT
AST Bond Portfolio 2029
1/2/2018*
to
12/31/2018

OPERATIONS
Net investment income (loss)	$(30,650)
Capital gains distributions received	—
Net realized gain (loss) on shares redeemed	45,038
Net change in unrealized appreciation (depreciation) on investments	167,958
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	182,346

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—
Annuity payments	—
Surrenders, withdrawals and death benefits	(143,610)
Net transfers between other subaccounts
or fixed rate option	7,458,723
Miscellaneous transactions	(20)
Other charges	(620)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	7,314,473

TOTAL INCREASE (DECREASE) IN NET ASSETS	7,496,819

NET ASSETS
Beginning of period	—
End of period	$7,496,819

Beginning units	—
Units issued	1,159,303
Units redeemed	(382,516)
Ending units	776,787

*Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A54

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Large-Cap Value Portfolio	AST T. Rowe Price Large-Cap Growth Portfolio	AST Government Money Market Portfolio	AST Cohen & Steers Realty Portfolio	AST J.P. Morgan Strategic Opportunities Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(10,877,093)	$(8,935,136)	$(5,546,875)	$(2,173,557)	$(13,804,212)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	47,465,259	53,928,977	—	8,790,660	32,333,832
Net change in unrealized appreciation (depreciation) on investments	18,545,017	127,337,937	—	279,087	65,441,327
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,133,183	172,331,778	(5,546,875)	6,896,190	83,970,947

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,737,219	661,750	6,176,941	519,252	860,829
Annuity payments	(1,663,824)	(404,262)	(5,633,091)	(432,804)	(653,150)
Surrenders, withdrawals and death benefits	(73,097,620)	(57,467,878)	(564,139,496)	(14,589,164)	(62,925,663)
Net transfers between other subaccounts
or fixed rate option	32,734,717	(88,175)	484,417,068	(4,029,444)	(16,796,834)
Miscellaneous transactions	56	(8,638)	(1,236)	(2,277)	(3,402)
Other charges	(2,052,448)	(3,227,783)	(1,254,668)	(812,827)	(5,883,961)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(42,341,900)	(60,534,986)	(80,434,482)	(19,347,264)	(85,402,181)

TOTAL INCREASE (DECREASE) IN NET ASSETS	12,791,283	111,796,792	(85,981,357)	(12,451,074)	(1,431,234)

NET ASSETS
Beginning of period	704,432,413	496,240,849	583,213,757	158,081,934	845,590,866
End of period	$717,223,696	$608,037,641	$497,232,400	$145,630,860	$844,159,632

Beginning units	30,848,696	23,078,342	53,815,701	3,928,320	51,381,773
Units issued	3,561,007	3,147,838	37,240,168	499,538	4,936,481
Units redeemed	(5,996,612)	(7,008,999)	(45,701,537)	(992,764)	(12,812,701)
Ending units	28,413,091	19,217,181	45,354,332	3,435,094	43,505,553

The accompanying notes are an integral part of these financial statements.
A55

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST T. Rowe Price Large-Cap Value Portfolio	AST High Yield Portfolio	AST Small-Cap Growth Opportunities Portfolio	AST WEDGE Capital Mid-Cap Value Portfolio	AST Small-Cap Value Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,259,517)	$(2,934,426)	$(3,617,507)	$(1,313,621)	$(4,145,599)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	3,734,950	9,418,383	19,759,382	6,410,228	23,936,722
Net change in unrealized appreciation (depreciation) on investments	9,253,995	5,482,979	38,895,318	8,315,459	(4,887,311)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	11,729,428	11,966,936	55,037,193	13,412,066	14,903,812

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	471,983	2,107,695	860,856	233,025	741,190
Annuity payments	(72,905)	(433,527)	(457,805)	(106,124)	(625,064)
Surrenders, withdrawals and death benefits	(8,823,498)	(22,989,275)	(23,803,850)	(8,039,493)	(30,665,229)
Net transfers between other subaccounts
or fixed rate option	5,137,776	(7,860,389)	(3,917,445)	261,732	1,026,531
Miscellaneous transactions	1,173	(2,924)	(2,145)	1,315	11,351
Other charges	(443,728)	(775,556)	(926,219)	(486,012)	(797,771)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(3,729,199)	(29,953,976)	(28,246,608)	(8,135,557)	(30,308,992)

TOTAL INCREASE (DECREASE) IN NET ASSETS	8,000,229	(17,987,040)	26,790,585	5,276,509	(15,405,180)

NET ASSETS
Beginning of period	82,219,103	212,196,345	225,039,697	83,454,690	289,355,484
End of period	$90,219,332	$194,209,305	$251,830,282	$88,731,199	$273,950,304

Beginning units	4,705,195	9,501,246	9,808,230	3,333,367	7,880,112
Units issued	1,022,497	2,600,348	940,273	643,944	895,056
Units redeemed	(1,279,643)	(4,151,212)	(2,126,428)	(974,056)	(1,790,582)
Ending units	4,448,049	7,950,382	8,622,075	3,003,255	6,984,586

The accompanying notes are an integral part of these financial statements.
A56

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Mid-Cap Growth Portfolio	AST Goldman Sachs Small-Cap Value Portfolio	AST Hotchkis & Wiley Large-Cap Value Portfolio	AST Lord Abbett Core Fixed Income Portfolio	AST Loomis Sayles Large-Cap Growth Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(7,093,573)	$(3,053,479)	$(4,414,070)	$(4,112,832)	$(14,458,070)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	12,724,797	14,916,987	21,224,880	3,574,543	105,890,556
Net change in unrealized appreciation (depreciation) on investments	101,548,396	8,841,299	27,715,388	5,580,590	167,415,820
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	107,179,620	20,704,807	44,526,198	5,042,301	258,848,306

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,520,931	834,326	1,064,657	802,299	2,778,911
Annuity payments	(1,226,921)	(442,696)	(712,875)	(723,938)	(3,610,234)
Surrenders, withdrawals and death benefits	(49,778,618)	(21,261,663)	(26,928,818)	(33,005,270)	(100,846,833)
Net transfers between other subaccounts
or fixed rate option	9,263,724	2,125,321	511,529	11,248,522	(61,311,125)
Miscellaneous transactions	(6,253)	(581)	1,282	184	3,538
Other charges	(2,244,553)	(1,219,130)	(979,920)	(1,524,516)	(2,304,839)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(42,471,690)	(19,964,423)	(27,044,145)	(23,202,719)	(165,290,582)

TOTAL INCREASE (DECREASE) IN NET ASSETS	64,707,930	740,384	17,482,053	(18,160,418)	93,557,724

NET ASSETS
Beginning of period	437,211,527	208,347,615	270,243,798	285,071,977	888,257,347
End of period	$501,919,457	$209,087,999	$287,725,851	$266,911,559	$981,815,071

Beginning units	35,196,250	5,050,711	12,782,200	16,080,235	35,249,915
Units issued	4,996,261	867,441	1,500,231	2,683,226	1,885,472
Units redeemed	(8,057,622)	(1,417,494)	(3,133,856)	(4,050,605)	(8,131,528)
Ending units	32,134,889	4,500,658	11,148,575	14,712,856	29,003,859
The accompanying notes are an integral part of these financial statements.
A57

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST MFS Growth Portfolio	AST Neuberger Berman/LSV Mid-Cap Value Portfolio	AST Small-Cap Growth Portfolio	AST BlackRock Low Duration Bond Portfolio	AST BlackRock/Loomis Sayles Bond Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(3,309,671)	$(5,465,316)	$(2,318,290)	$(4,991,913)	$(18,830,738)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	20,529,802	28,638,986	9,852,568	559,989	12,051,163
Net change in unrealized appreciation (depreciation) on investments	37,921,804	20,550,559	23,369,954	5,183,604	40,287,018
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	55,141,935	43,724,229	30,904,232	751,680	33,507,443

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,110,641	1,094,023	181,017	1,800,918	1,452,486
Annuity payments	(739,853)	(1,384,803)	(301,231)	(1,397,326)	(1,858,850)
Surrenders, withdrawals and death benefits	(19,803,739)	(37,625,278)	(13,058,529)	(44,114,697)	(106,635,099)
Net transfers between other subaccounts
or fixed rate option	(7,051,983)	5,512,229	3,213,882	20,213,168	90,783,127
Miscellaneous transactions	4,865	6,737	496	(943)	4,996
Other charges	(838,996)	(1,421,794)	(830,792)	(687,072)	(7,746,952)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(27,319,065)	(33,818,886)	(10,795,157)	(24,185,952)	(24,000,292)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,822,870	9,905,343	20,109,075	(23,434,272)	9,507,151

NET ASSETS
Beginning of period	199,925,521	374,923,461	143,791,622	347,993,883	1,214,177,841
End of period	$227,748,391	$384,828,804	$163,900,697	$324,559,611	$1,223,684,992

Beginning units	12,479,006	8,643,865	5,459,012	24,854,155	70,181,102
Units issued	1,323,549	939,348	1,199,778	3,721,551	10,654,449
Units redeemed	(2,917,102)	(1,805,436)	(1,620,876)	(5,618,862)	(13,551,920)
Ending units	10,885,453	7,777,777	5,037,914	22,956,844	67,283,631

The accompanying notes are an integral part of these financial statements.
A58

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST QMA US Equity Alpha Portfolio	AST T. Rowe Price Natural Resources Portfolio	AST T. Rowe Price Asset Allocation Portfolio	AST International Value Portfolio	AST MFS Global Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,727,572)	$(2,102,374)	$(41,601,762)	$(2,016,334)	$(3,588,428)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	14,287,898	1,213,013	102,415,127	4,788,140	9,649,944
Net change in unrealized appreciation (depreciation) on investments	24,276,777	12,965,353	268,733,762	21,158,191	40,004,871
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	35,837,103	12,075,992	329,547,127	23,929,997	46,066,387

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	841,790	549,416	4,398,117	186,667	830,735
Annuity payments	(523,743)	(373,009)	(1,966,066)	(234,827)	(188,116)
Surrenders, withdrawals and death benefits	(19,394,559)	(11,753,310)	(192,270,573)	(12,240,398)	(28,245,398)
Net transfers between other subaccounts
or fixed rate option	6,991,904	3,096,615	30,760,702	8,207,791	16,690,423
Miscellaneous transactions	1,810	2,507	(16,565)	(148)	(4,406)
Other charges	(995,936)	(1,025,222)	(17,887,862)	(587,738)	(1,423,069)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,078,734)	(9,503,003)	(176,982,247)	(4,668,653)	(12,339,831)

TOTAL INCREASE (DECREASE) IN NET ASSETS	22,758,369	2,572,989	152,564,880	19,261,344	33,726,556

NET ASSETS
Beginning of period	178,788,114	146,743,080	2,484,301,477	116,299,393	212,926,276
End of period	$201,546,483	$149,316,069	$2,636,866,357	$135,560,737	$246,652,832

Beginning units	7,871,267	5,285,835	121,957,514	7,932,431	8,903,020
Units issued	1,607,873	1,203,690	12,681,131	1,420,538	2,214,892
Units redeemed	(2,373,116)	(1,721,421)	(28,259,372)	(2,127,047)	(2,815,366)
Ending units	7,106,024	4,768,104	106,379,273	7,225,922	8,302,546

The accompanying notes are an integral part of these financial statements.
A59

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST J.P. Morgan International Equity Portfolio	AST Templeton Global Bond Portfolio	AST International Growth Portfolio	AST Wellington Management Hedged Equity Portfolio	AST Capital Growth Asset Allocation Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(2,538,139)	$(2,172,891)	$(5,275,140)	$(5,878,681)	$(76,778,191)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	5,528,780	(342,365)	13,928,398	14,805,570	200,528,567
Net change in unrealized appreciation (depreciation) on investments	39,097,340	3,371,950	90,035,238	32,678,912	555,566,218
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	42,087,981	856,694	98,688,496	41,605,801	679,316,594

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,166,596	713,751	809,770	1,232,424	6,880,688
Annuity payments	(298,645)	(252,729)	(827,819)	(389,250)	(4,289,278)
Surrenders, withdrawals and death benefits	(16,259,320)	(17,085,463)	(35,068,695)	(34,442,246)	(374,701,106)
Net transfers between other subaccounts
or fixed rate option	15,620,254	16,313,214	(2,306,940)	(3,232,029)	90,315,309
Miscellaneous transactions	(290)	198	(3,205)	2,125	(25,683)
Other charges	(968,519)	(529,590)	(886,029)	(2,384,342)	(25,015,466)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(739,924)	(840,619)	(38,282,918)	(39,213,318)	(306,835,536)

TOTAL INCREASE (DECREASE) IN NET ASSETS	41,348,057	16,075	60,405,578	2,392,483	372,481,058

NET ASSETS
Beginning of period	149,957,251	146,207,718	310,842,426	369,268,033	4,366,612,652
End of period	$191,305,308	$146,223,793	$371,248,004	$371,660,516	$4,739,093,710

Beginning units	8,193,919	9,497,243	16,103,157	28,129,997	290,610,583
Units issued	1,824,464	1,860,831	1,457,665	6,187,677	39,683,415
Units redeemed	(2,360,323)	(1,934,670)	(3,224,883)	(9,317,295)	(62,175,643)
Ending units	7,658,060	9,423,404	14,335,939	25,000,379	268,118,355

The accompanying notes are an integral part of these financial statements.
A60

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Academic Strategies Asset Allocation Portfolio	AST Balanced Asset Allocation Portfolio	AST Preservation Asset Allocation Portfolio	AST RCM World Trends Portfolio	AST J.P. Morgan Global Thematic Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(34,432,640)	$(43,394,626)	$(31,035,298)	$(12,831,169)	$(9,816,079)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	73,278,768	104,016,803	92,431,771	28,165,893	19,839,485
Net change in unrealized appreciation (depreciation) on investments	171,268,518	267,248,969	87,668,401	93,560,202	76,853,255
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	210,114,646	327,871,146	149,064,874	108,894,926	86,876,661

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,616,852	6,935,512	3,566,655	621,631	304,364
Annuity payments	(1,350,217)	(2,551,860)	(1,464,843)	(142,261)	(289,588)
Surrenders, withdrawals and death benefits	(162,928,967)	(209,733,725)	(185,696,622)	(55,917,198)	(37,141,009)
Net transfers between other subaccounts
or fixed rate option	(9,230,715)	(9,554,567)	24,985,344	10,896,740	27,354,973
Miscellaneous transactions	(3,233)	(20,482)	(8,779)	(4,336)	1,514
Other charges	(11,836,820)	(17,886,548)	(11,014,366)	(6,853,414)	(5,398,864)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(182,733,100)	(232,811,670)	(169,632,611)	(51,398,838)	(15,168,610)

TOTAL INCREASE (DECREASE) IN NET ASSETS	27,381,546	95,059,476	(20,567,737)	57,496,088	71,708,051

NET ASSETS
Beginning of period	2,038,309,543	2,610,816,667	1,852,755,272	775,397,314	583,430,834
End of period	$2,065,691,089	$2,705,876,143	$1,832,187,535	$832,893,402	$655,138,885

Beginning units	164,069,162	175,198,498	129,994,592	65,645,594	44,703,634
Units issued	21,513,285	22,120,596	21,026,948	11,842,237	9,040,098
Units redeemed	(37,636,445)	(38,570,424)	(33,512,240)	(16,598,649)	(10,599,191)
Ending units	147,946,002	158,748,670	117,509,300	60,889,182	43,144,541

The accompanying notes are an integral part of these financial statements.
A61

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Goldman Sachs Multi-Asset Portfolio	AST Western Asset Core Plus Bond Portfolio	Davis Value Portfolio	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(10,024,431)	$(7,882,979)	$(6,185)	$21,010	$(4,203)
Capital gains distributions received	—	—	79,264	3,118	23,764
Net realized gain (loss) on shares redeemed	17,343,428	7,790,713	(2,462)	104,011	18,749
Net change in unrealized appreciation (depreciation) on investments	55,633,027	22,196,469	109,853	323,680	64,539
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	62,952,024	22,104,203	180,470	451,819	102,849

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	404,115	2,091,825	4,181	2,703	223
Annuity payments	(209,866)	(657,314)	—	(80,343)	—
Surrenders, withdrawals and death benefits	(40,754,455)	(52,299,176)	(102,100)	(225,910)	(44,519)
Net transfers between other subaccounts
or fixed rate option	54,344,244	71,459,381	4,434	(141,879)	—
Miscellaneous transactions	(10,940)	2,197	(5)	(102)	—
Other charges	(5,558,056)	(3,509,173)	(3,067)	(3,669)	(609)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	8,215,042	17,087,740	(96,557)	(449,200)	(44,905)

TOTAL INCREASE (DECREASE) IN NET ASSETS	71,167,066	39,191,943	83,913	2,619	57,944

NET ASSETS
Beginning of period	585,982,750	473,796,478	909,747	3,373,657	388,048
End of period	$657,149,816	$512,988,421	$993,660	$3,376,276	$445,992

Beginning units	48,165,319	37,396,985	51,796	146,245	12,726
Units issued	12,646,616	9,894,545	490	92	3
Units redeemed	(12,443,831)	(8,888,657)	(5,598)	(18,478)	(1,299)
Ending units	48,368,104	38,402,873	46,688	127,859	11,430

The accompanying notes are an integral part of these financial statements.
A62

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Prudential SP International Growth Portfolio (Class I)	ProFund VP Asia 30	ProFund VP Banks	ProFund VP Bear	ProFund VP Biotechnology
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(63,664)	$(131,737)	$(79,287)	$(45,922)	$(144,312)
Capital gains distributions received	—	331,531	—	—	—
Net realized gain (loss) on shares redeemed	189,742	808,915	1,243,998	(582,703)	1,489,536
Net change in unrealized appreciation (depreciation) on investments	1,215,821	1,489,519	(313,096)	(58,737)	596,470
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,341,899	2,498,228	851,615	(687,362)	1,941,694

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	20,597	29,486	17,177	15,165	35,600
Annuity payments	(20,968)	(88,027)	(2,115)	(25,994)	(38,523)
Surrenders, withdrawals and death benefits	(563,077)	(1,193,735)	(942,842)	(369,521)	(1,156,603)
Net transfers between other subaccounts
or fixed rate option	1,070,631	981,303	(923,998)	(500,081)	1,073,140
Miscellaneous transactions	(84)	(78)	691	(1,245)	2,292
Other charges	(4,572)	(25,277)	(3,780)	(3,501)	(5,726)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	502,527	(296,328)	(1,854,867)	(885,177)	(89,820)

TOTAL INCREASE (DECREASE) IN NET ASSETS	1,844,426	2,201,900	(1,003,252)	(1,572,539)	1,851,874

NET ASSETS
Beginning of period	3,894,685	7,913,913	8,514,468	4,236,952	9,700,563
End of period	$5,739,111	$10,115,813	$7,511,216	$2,664,413	$11,552,437

Beginning units	286,440	395,595	986,991	2,068,507	373,417
Units issued	110,956	209,785	2,094,573	2,867,066	636,610
Units redeemed	(84,129)	(224,256)	(2,333,544)	(3,365,654)	(646,311)
Ending units	313,267	381,124	748,020	1,569,919	363,716

The accompanying notes are an integral part of these financial statements.
A63

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Basic Materials	ProFund VP UltraBull	ProFund VP Bull	ProFund VP Consumer Services	ProFund VP Consumer Goods
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(83,366)	$(111,516)	$(365,729)	$(148,419)	$(29,691)
Capital gains distributions received	—	1,967,752	790,479	—	141,818
Net realized gain (loss) on shares redeemed	1,048,664	1,538,237	4,724,192	516,360	344,812
Net change in unrealized appreciation (depreciation) on investments	631,591	(499,124)	(640,452)	1,062,009	834,443
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	1,596,889	2,895,349	4,508,490	1,429,950	1,291,382

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	23,489	37,796	122,898	30,961	8,954
Annuity payments	(112,965)	(24,522)	(93,228)	(139,620)	(13,735)
Surrenders, withdrawals and death benefits	(1,331,357)	(864,316)	(3,948,582)	(857,556)	(1,294,685)
Net transfers between other subaccounts
or fixed rate option	(85,839)	823,936	6,674,433	5,876	(416,982)
Miscellaneous transactions	668	1,776	4,690	(113)	(344)
Other charges	(7,363)	(4,862)	(30,573)	(62,358)	(53,192)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(1,513,367)	(30,192)	2,729,638	(1,022,810)	(1,769,984)

TOTAL INCREASE (DECREASE) IN NET ASSETS	83,522	2,865,157	7,238,128	407,140	(478,602)

NET ASSETS
Beginning of period	8,774,245	7,388,641	26,468,834	9,291,678	10,411,194
End of period	$8,857,767	$10,253,798	$33,706,962	$9,698,818	$9,932,592

Beginning units	468,974	445,968	1,486,445	471,170	507,579
Units issued	348,702	1,181,478	7,361,059	225,299	113,481
Units redeemed	(431,073)	(1,184,673)	(7,220,944)	(275,311)	(197,283)
Ending units	386,603	442,773	1,626,560	421,158	423,777

The accompanying notes are an integral part of these financial statements.
A64

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Oil & Gas	ProFund VP Europe 30	ProFund VP Financials	ProFund VP U.S. Government Plus	ProFund VP Health Care
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(16,683)	$34,749	$(234,599)	$(95,018)	$(458,374)
Capital gains distributions received	—	—	—	—	1,889,391
Net realized gain (loss) on shares redeemed	(1,147,892)	2,226,735	1,417,103	817,331	645,729
Net change in unrealized appreciation (depreciation) on investments	65,378	(211,714)	1,678,165	294,636	3,141,204
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	(1,099,197)	2,049,770	2,860,669	1,016,949	5,217,950

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	101,902	49,866	18,910	125,813	94,469
Annuity payments	(79,743)	(144,000)	(94,407)	(30,205)	(84,824)
Surrenders, withdrawals and death benefits	(1,955,498)	(1,470,612)	(1,979,141)	(1,459,942)	(2,850,561)
Net transfers between other subaccounts
or fixed rate option	(2,465,634)	524,823	70,164	(1,526,448)	(1,094,971)
Miscellaneous transactions	719	102	1,018	357	(299)
Other charges	(15,915)	(21,861)	(106,463)	(12,446)	(165,634)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(4,414,169)	(1,061,682)	(2,089,919)	(2,902,871)	(4,101,820)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,513,366)	988,088	770,750	(1,885,922)	1,116,130

NET ASSETS
Beginning of period	19,307,976	10,658,955	19,362,316	9,485,960	29,357,026
End of period	$13,794,610	$11,647,043	$20,133,066	$7,600,038	$30,473,156

Beginning units	896,888	942,163	1,687,630	501,443	1,493,228
Units issued	393,122	3,167,853	775,850	4,484,174	389,013
Units redeemed	(623,353)	(3,245,051)	(960,596)	(4,618,799)	(584,393)
Ending units	666,657	864,965	1,502,884	366,818	1,297,848

The accompanying notes are an integral part of these financial statements.
A65

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Access VP High Yield Fund	ProFund VP Industrials	ProFund VP Internet	ProFund VP Japan	ProFund VP Precious Metals
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$198,480	$(158,676)	$(93,778)	$(76,702)	$(167,264)
Capital gains distributions received	341,545	—	—	—	—
Net realized gain (loss) on shares redeemed	(56,277)	1,323,508	861,104	494,659	(39,725)
Net change in unrealized appreciation (depreciation) on investments	(210,015)	1,011,027	1,357,255	449,590	654,736
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	273,733	2,175,859	2,124,581	867,547	447,747

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	17,022	21,754	14,025	13,416	51,228
Annuity payments	(2,528)	(115,709)	(12,245)	(44,424)	(53,987)
Surrenders, withdrawals and death benefits	(2,985,425)	(1,259,500)	(659,250)	(570,787)	(1,738,967)
Net transfers between other subaccounts
or fixed rate option	(7,610,104)	402,166	(372,996)	590,392	(2,329,770)
Miscellaneous transactions	17	1,556	(11)	(183)	9,445
Other charges	(4,249)	(58,710)	(3,289)	(9,505)	(19,808)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(10,585,267)	(1,008,443)	(1,033,766)	(21,091)	(4,081,859)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(10,311,534)	1,167,416	1,090,815	846,456	(3,634,112)

NET ASSETS
Beginning of period	19,771,965	11,428,504	6,531,385	5,496,927	14,055,197
End of period	$9,460,431	$12,595,920	$7,622,200	$6,343,383	$10,421,085

Beginning units	980,607	537,953	123,445	463,778	1,921,865
Units issued	536,482	333,536	77,259	269,008	7,096,745
Units redeemed	(1,058,315)	(380,656)	(94,974)	(279,372)	(7,646,095)
Ending units	458,774	490,833	105,730	453,414	1,372,515

The accompanying notes are an integral part of these financial statements.
A66

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Mid-Cap Growth	ProFund VP Mid-Cap Value	ProFund VP Pharmaceuticals	ProFund VP Real Estate	ProFund VP Rising Rates Opportunity
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(288,281)	$(201,409)	$(17,423)	$(32,785)	$(73,044)
Capital gains distributions received	1,776,449	914,408	20,747	320,323	—
Net realized gain (loss) on shares redeemed	911,957	1,567,954	(69,910)	55,723	(679,461)
Net change in unrealized appreciation (depreciation) on investments	693,994	(889,048)	441,228	172,382	133,378
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	3,094,119	1,391,905	374,642	515,643	(619,127)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	37,854	120,676	10,261	16,794	25,023
Annuity payments	(89,453)	(161,371)	(2,171)	(53,877)	(1,286)
Surrenders, withdrawals and death benefits	(2,111,727)	(2,174,242)	(689,765)	(1,438,444)	(973,848)
Net transfers between other subaccounts
or fixed rate option	(326,128)	(8,044,357)	(119,866)	(324,524)	(4,651,449)
Miscellaneous transactions	(123)	(2,378)	(714)	107	(1)
Other charges	(72,543)	(59,966)	(4,886)	(25,803)	(6,278)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,562,120)	(10,321,638)	(807,141)	(1,825,747)	(5,607,839)

TOTAL INCREASE (DECREASE) IN NET ASSETS	531,999	(8,929,733)	(432,499)	(1,310,104)	(6,226,966)

NET ASSETS
Beginning of period	19,651,414	23,708,035	4,779,288	8,657,835	9,305,791
End of period	$20,183,413	$14,778,302	$4,346,789	$7,347,731	$3,078,825

Beginning units	852,422	1,001,574	315,982	348,000	5,621,732
Units issued	316,738	181,609	244,403	243,759	30,541,484
Units redeemed	(416,402)	(613,008)	(299,168)	(318,505)	(34,133,945)
Ending units	752,758	570,175	261,217	273,254	2,029,271

The accompanying notes are an integral part of these financial statements.
A67

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP NASDAQ-100	ProFund VP Semiconductor	ProFund VP Small-Cap Growth	ProFund VP Short Mid-Cap	ProFund VP Short NASDAQ-100
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(282,086)	$(30,685)	$(281,862)	$(2,414)	$(14,046)
Capital gains distributions received	78,955	—	1,504,290	1,097	—
Net realized gain (loss) on shares redeemed	5,565,996	714,674	1,513,257	(30,446)	(317,708)
Net change in unrealized appreciation (depreciation) on investments	(203,932)	176,015	(723,580)	(8,311)	(24,160)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	5,158,933	860,004	2,012,105	(40,074)	(355,914)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	123,410	14,171	37,968	125	3,223
Annuity payments	(54,226)	(4,968)	(81,985)	—	(7,447)
Surrenders, withdrawals and death benefits	(2,526,585)	(284,742)	(1,977,681)	(45,933)	(142,254)
Net transfers between other subaccounts
or fixed rate option	1,779,282	443,904	(3,098,427)	(179,250)	(274,277)
Miscellaneous transactions	(247)	326	(2,441)	—	(11)
Other charges	(21,547)	(1,468)	(58,961)	(473)	(2,973)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(699,913)	167,223	(5,181,527)	(225,531)	(423,739)

TOTAL INCREASE (DECREASE) IN NET ASSETS	4,459,020	1,027,227	(3,169,422)	(265,605)	(779,653)

NET ASSETS
Beginning of period	17,931,101	2,515,112	22,673,093	388,924	1,406,535
End of period	$22,390,121	$3,542,339	$19,503,671	$123,319	$626,882

Beginning units	1,079,216	195,197	838,868	239,119	1,415,740
Units issued	4,805,570	312,797	552,379	2,192,503	4,870,141
Units redeemed	(4,801,487)	(300,428)	(742,637)	(2,345,277)	(5,448,942)
Ending units	1,083,299	207,566	648,610	86,345	836,939

The accompanying notes are an integral part of these financial statements.
A68

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP Short Small-Cap	ProFund VP Small-Cap Value	ProFund VP Technology	ProFund VP Telecommu-nications	ProFund VP UltraMid-Cap
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(5,336)	$(192,313)	$(87,423)	$169,783	$(204,450)
Capital gains distributions received	—	111,223	—	310,237	1,329,336
Net realized gain (loss) on shares redeemed	51,630	2,154,155	1,252,940	(220,167)	3,454,470
Net change in unrealized appreciation (depreciation) on investments	1,090	(1,360,851)	909,136	(668,703)	(767,998)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	47,384	712,214	2,074,653	(408,850)	3,811,358

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	53	119,508	18,903	5,776	51,586
Annuity payments	—	(56,588)	(40,791)	(13,104)	(112,431)
Surrenders, withdrawals and death benefits	(85,942)	(1,860,753)	(1,037,481)	(675,768)	(2,126,105)
Net transfers between other subaccounts
or fixed rate option	(31,063)	(5,154,819)	333,134	(553,653)	(8,665,484)
Miscellaneous transactions	39	(272)	355	(25)	499
Other charges	(629)	(41,799)	(3,140)	(28,149)	(11,925)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(117,542)	(6,994,723)	(729,020)	(1,264,923)	(10,863,860)

TOTAL INCREASE (DECREASE) IN NET ASSETS	(70,158)	(6,282,509)	1,345,633	(1,673,773)	(7,052,502)

NET ASSETS
Beginning of period	261,514	18,734,120	6,161,793	6,814,660	22,799,598
End of period	$191,356	$12,451,611	$7,507,426	$5,140,887	$15,747,096

Beginning units	165,563	826,550	543,089	622,302	667,571
Units issued	13,939,132	291,030	435,332	663,857	3,164,049
Units redeemed	(13,965,358)	(607,254)	(469,022)	(810,257)	(3,488,083)
Ending units	139,337	510,326	509,399	475,902	343,537
The accompanying notes are an integral part of these financial statements.
A69

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	ProFund VP UltraNASDAQ-100	ProFund VP UltraSmall-Cap	ProFund VP Utilities	ProFund VP Large-Cap Growth	ProFund VP Large-Cap Value
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(515,297)	$(104,605)	$125,154	$(269,841)	$(66,725)
Capital gains distributions received	1,062,216	826,934	692,832	759,145	—
Net realized gain (loss) on shares redeemed	11,560,521	1,636,472	1,424,841	915,535	1,587,922
Net change in unrealized appreciation (depreciation) on investments	10,221,528	(622,717)	(553,661)	2,728,610	251,101
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	22,328,968	1,736,084	1,689,166	4,133,449	1,772,298

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	69,387	48,085	24,615	46,029	18,323
Annuity payments	(160,627)	(109,198)	(97,389)	(67,825)	(20,332)
Surrenders, withdrawals and death benefits	(6,042,762)	(705,661)	(2,332,111)	(2,451,860)	(1,813,738)
Net transfers between other subaccounts
or fixed rate option	(439,549)	(354,333)	2,534,499	2,246,472	(2,560,355)
Miscellaneous transactions	(743)	(132)	10,060	(282)	(211)
Other charges	(20,179)	(4,120)	(83,884)	(59,458)	(61,491)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(6,594,473)	(1,125,359)	55,790	(286,924)	(4,437,804)

TOTAL INCREASE (DECREASE) IN NET ASSETS	15,734,495	610,725	1,744,956	3,846,525	(2,665,506)

NET ASSETS
Beginning of period	35,718,706	8,739,830	20,609,104	17,649,781	18,603,042
End of period	$51,453,201	$9,350,555	$22,354,060	$21,496,306	$15,937,536

Beginning units	6,056,730	397,518	1,019,763	955,852	1,195,293
Units issued	3,966,393	1,241,133	583,639	821,792	378,528
Units redeemed	(4,821,507)	(1,294,301)	(587,979)	(838,302)	(668,115)
Ending units	5,201,616	344,350	1,015,423	939,342	905,706

The accompanying notes are an integral part of these financial statements.
A70

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Rydex VT Nova Fund	Rydex VT NASDAQ-100® Fund	Rydex VT Inverse S&P 500® Strategy Fund	Invesco V.I. Health Care Fund (Series I)	Invesco V.I. Technology Fund (Series I)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(18,035)	$(119,444)	$(277)	$(294,463)	$(277,195)
Capital gains distributions received	57,867	632,288	—	1,503,788	1,069,134
Net realized gain (loss) on shares redeemed	145,936	434,548	(1,134)	(409,920)	803,803
Net change in unrealized appreciation (depreciation) on investments	164,155	1,217,051	(2,633)	3,288,882	3,985,117
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	349,923	2,164,443	(4,044)	4,088,287	5,580,859

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	2,330	17,117	20	60,299	58,770
Annuity payments	—	(96,967)	—	(69,630)	(104,624)
Surrenders, withdrawals and death benefits	(170,232)	(781,214)	(118)	(3,845,096)	(2,065,760)
Net transfers between other subaccounts
or fixed rate option	(92,863)	(173,866)	2,155	(2,016,756)	1,405,904
Miscellaneous transactions	26	1,187	—	(893)	(593)
Other charges	(1,552)	(12,774)	(29)	(32,895)	(23,029)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(262,291)	(1,046,517)	2,028	(5,904,971)	(729,332)

TOTAL INCREASE (DECREASE) IN NET ASSETS	87,632	1,117,926	(2,016)	(1,816,684)	4,851,527

NET ASSETS
Beginning of period	1,280,177	7,781,154	20,611	30,112,105	16,817,274
End of period	$1,367,809	$8,899,080	$18,595	$28,295,421	$21,668,801

Beginning units	105,514	520,851	8,169	1,227,569	1,824,078
Units issued	860	1,836	932	107,987	268,150
Units redeemed	(19,669)	(62,013)	(57)	(332,693)	(351,062)
Ending units	86,705	460,674	9,044	1,002,863	1,741,166

The accompanying notes are an integral part of these financial statements.
A71

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Index Asset Allocation Fund (Class 2)	Wells Fargo VT International Equity Fund (Class 2)	Wells Fargo VT Small Cap Growth Fund (Class 2)	AST Fidelity Institutional AM℠ Quantitative Portfolio	AST Prudential Growth Allocation Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(138,462)	$4,340	$(16,994)	$(18,609,779)	$(68,103,140)
Capital gains distributions received	880,534	—	35,576	—	—
Net realized gain (loss) on shares redeemed	746,887	12,503	82,013	41,687,191	144,376,121
Net change in unrealized appreciation (depreciation) on investments	625,369	53,428	156,804	129,555,959	479,547,452
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	2,114,328	70,271	257,399	152,633,371	555,820,433

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	32,146	2,220	3,447	1,012,259	2,743,050
Annuity payments	(307,508)	(1,980)	(1,065)	(564,438)	(1,276,948)
Surrenders, withdrawals and death benefits	(1,580,483)	(43,565)	(123,435)	(90,930,143)	(281,787,844)
Net transfers between other subaccounts
or fixed rate option	(355,890)	(33,810)	20,508	6,943,150	1,617,557,493
Miscellaneous transactions	276	158	(5)	(9,324)	(20,100)
Other charges	(11,381)	(135)	(805)	(7,535,579)	(33,867,529)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(2,222,840)	(77,112)	(101,355)	(91,084,075)	1,303,348,122

TOTAL INCREASE (DECREASE) IN NET ASSETS	(108,512)	(6,841)	156,044	61,549,296	1,859,168,555

NET ASSETS
Beginning of period	20,761,133	328,708	1,122,725	1,084,883,996	3,011,851,621
End of period	$20,652,621	$321,867	$1,278,769	$1,146,433,292	$4,871,020,176

Beginning units	500,177	37,675	55,229	87,946,003	227,652,293
Units issued	8,872	2,583	1,207	11,820,393	156,576,101
Units redeemed	(59,423)	(10,457)	(5,833)	(19,818,152)	(67,069,543)
Ending units	449,626	29,801	50,603	79,948,244	317,158,851

The accompanying notes are an integral part of these financial statements.
A72

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Advanced Strategies Portfolio	AST Investment Grade Bond Portfolio	AST Bond Portfolio 2018	AST Bond Portfolio 2019	AST Global Real Estate Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(28,668,932)	$(23,113,774)	$(1,145,911)	$(806,421)	$(526,063)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	77,244,119	5,480,384	618,980	837,764	729,069
Net change in unrealized appreciation (depreciation) on investments	195,381,799	62,046,751	(256,336)	(493,296)	2,913,027
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	243,956,986	44,413,361	(783,267)	(461,953)	3,116,033

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,660,542	—	—	—	99,537
Annuity payments	(1,089,180)	(1,033,179)	—	—	(2,030)
Surrenders, withdrawals and death benefits	(133,594,531)	(84,932,659)	(10,651,459)	(6,469,195)	(2,579,832)
Net transfers between other subaccounts
or fixed rate option	(9,268,046)	(787,701,069)	32,171,799	(6,115,500)	3,700,338
Miscellaneous transactions	6,923	(955)	289	691	(361)
Other charges	(10,789,544)	(15,641,536)	(20,802)	(16,905)	(294,880)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(153,073,836)	(889,309,398)	21,499,827	(12,600,909)	922,772

TOTAL INCREASE (DECREASE) IN NET ASSETS	90,883,150	(844,896,037)	20,716,560	(13,062,862)	4,038,805

NET ASSETS
Beginning of period	1,685,524,228	1,903,633,418	47,158,785	45,951,839	33,241,263
End of period	$1,776,407,378	$1,058,737,381	$67,875,345	$32,888,977	$37,280,068

Beginning units	111,128,228	123,882,307	3,645,255	3,505,674	2,551,713
Units issued	12,467,850	30,237,625	3,229,586	308,948	803,196
Units redeemed	(23,119,480)	(87,101,512)	(1,553,169)	(1,259,644)	(763,926)
Ending units	100,476,598	67,018,420	5,321,672	2,554,978	2,590,983

The accompanying notes are an integral part of these financial statements.
A73

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Parametric Emerging Markets Equity Portfolio	AST Bond Portfolio 2020	AST Jennison Large-Cap Growth Portfolio	AST Bond Portfolio 2017	AST Bond Portfolio 2021
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,645,705)	$(1,520,526)	$(1,025,661)	$(567,706)	$(1,681,784)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	291,867	1,591,635	2,049,810	473,839	1,732,892
Net change in unrealized appreciation (depreciation) on investments	24,485,564	(619,435)	18,253,389	(219,367)	(99,293)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	23,131,726	(548,326)	19,277,538	(313,234)	(48,185)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	238,576	—	31,037	—	—
Annuity payments	(1,530)	(17,701)	(16,201)	(18,293)	(6,306)
Surrenders, withdrawals and death benefits	(6,803,248)	(14,092,373)	(6,752,252)	(4,570,752)	(15,107,419)
Net transfers between other subaccounts
or fixed rate option	21,045,744	(35,150,174)	14,258,248	(47,903,123)	(47,132,695)
Miscellaneous transactions	372	1,305	555	(188)	(3,260)
Other charges	(998,870)	(32,262)	(532,571)	(26,649)	(30,611)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	13,481,044	(49,291,205)	6,988,816	(52,519,005)	(62,280,291)

TOTAL INCREASE (DECREASE) IN NET ASSETS	36,612,770	(49,839,531)	26,266,354	(52,832,239)	(62,328,476)

NET ASSETS
Beginning of period	88,364,767	97,678,427	52,129,560	52,962,874	117,600,351
End of period	$124,977,537	$47,838,896	$78,395,914	$130,635	$55,271,875

Beginning units	10,177,020	8,854,790	2,678,434	4,747,858	9,108,751
Units issued	4,309,230	593,247	1,235,144	94,808	682,589
Units redeemed	(2,998,590)	(5,058,695)	(912,168)	(4,831,051)	(5,480,304)
Ending units	11,487,660	4,389,342	3,001,410	11,615	4,311,036

The accompanying notes are an integral part of these financial statements.
A74

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Omega Growth Fund (Class 2)	Wells Fargo VT Omega Growth Fund (Class 1)	Wells Fargo VT Small Cap Growth Fund (Class 1)	Wells Fargo VT International Equity Fund (Class 1)	AST Bond Portfolio 2022
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(32,229)	$(179,516)	$(159,479)	$221,876	$(1,352,013)
Capital gains distributions received	69,616	516,886	341,979	—	—
Net realized gain (loss) on shares redeemed	81,080	(655,016)	(349,461)	(58,146)	1,052,445
Net change in unrealized appreciation (depreciation) on investments	522,814	4,933,016	2,751,975	2,528,747	386,877
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	641,281	4,615,370	2,585,014	2,692,477	87,309

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	4,425	119,364	59,885	91,088	—
Annuity payments	(12,812)	(91,928)	(72,687)	(42,589)	—
Surrenders, withdrawals and death benefits	(170,537)	(2,242,860)	(1,261,558)	(1,591,144)	(16,248,114)
Net transfers between other subaccounts
or fixed rate option	(76,636)	(245,245)	36,219	826,870	(44,262,059)
Miscellaneous transactions	39	(2,189)	(7,437)	(46,122)	(1,524)
Other charges	(1,340)	(18,484)	(13,223)	(15,564)	(23,140)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(256,861)	(2,481,342)	(1,258,801)	(777,461)	(60,534,837)

TOTAL INCREASE (DECREASE) IN NET ASSETS	384,420	2,134,028	1,326,213	1,915,016	(60,447,528)

NET ASSETS
Beginning of period	2,045,528	14,728,336	10,905,255	12,062,357	104,785,902
End of period	$2,429,948	$16,862,364	$12,231,468	$13,977,373	$44,338,374

Beginning units	108,314	731,672	599,250	711,133	8,845,162
Units issued	1,326	135,060	113,200	175,337	989,596
Units redeemed	(12,668)	(240,320)	(174,258)	(214,388)	(6,081,244)
Ending units	96,972	626,412	538,192	672,082	3,753,514

The accompanying notes are an integral part of these financial statements.
A75

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Quantitative Modeling Portfolio	AST BlackRock Global Strategies Portfolio	Invesco V.I. Diversified Dividend Fund (Series I)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(1,872,623)	$(2,061,024)	$81,591	$10,999	$(46,497)
Capital gains distributions received	—	—	939,243	388	—
Net realized gain (loss) on shares redeemed	7,996,095	3,896,610	1,825,184	187	295,586
Net change in unrealized appreciation (depreciation) on investments	15,029,825	11,023,485	(917,622)	1,743	840,643
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	21,153,297	12,859,071	1,928,396	13,317	1,089,732

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	1,507,761	76,097	83,546	392	1,907
Annuity payments	423,399	(164,613)	(58,467)	(23,105)	(86,838)
Surrenders, withdrawals and death benefits	(47,888,970)	(8,605,359)	(4,150,398)	(25,084)	(386,552)
Net transfers between other subaccounts
or fixed rate option	27,808,912	15,282,165	50,805	(10,689)	(57,019)
Miscellaneous transactions	17,504	589	124	(25)	(29)
Other charges	(51,157)	(831,504)	(22,949)	(467)	(4,120)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(18,182,551)	5,757,375	(4,097,339)	(58,978)	(532,651)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,970,746	18,616,446	(2,168,943)	(45,661)	557,081

NET ASSETS
Beginning of period	133,794,217	114,370,439	28,586,106	597,472	4,226,404
End of period	$136,764,963	$132,986,885	$26,417,163	$551,811	$4,783,485

Beginning units	10,238,242	10,063,221	1,629,585	56,931	256,562
Units issued	3,472,373	3,786,688	377,999	16	88
Units redeemed	(4,767,543)	(3,372,732)	(609,048)	(5,556)	(27,749)
Ending units	8,943,072	10,477,177	1,398,536	51,391	228,901

The accompanying notes are an integral part of these financial statements.
A76

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	Wells Fargo VT Opportunity Fund (Class 1)	Wells Fargo VT Opportunity Fund (Class 2)	AST Prudential Core Bond Portfolio	AST Bond Portfolio 2023	AST New Discovery Asset Allocation Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(12,246)	$(36,352)	$(1,345,251)	$(682,170)	$(2,604,175)
Capital gains distributions received	205,379	391,841	—	—	—
Net realized gain (loss) on shares redeemed	163,763	222,659	740,568	2,625,081	6,890,778
Net change in unrealized appreciation (depreciation) on investments	83,744	269,731	3,935,278	(1,927,098)	18,902,047
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	440,640	847,879	3,330,595	15,813	23,188,650

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	8,510	8,270	53,061	—	677,506
Annuity payments	(103,411)	(20,148)	(204,039)	(29,153)	(342,576)
Surrenders, withdrawals and death benefits	(284,046)	(440,130)	(9,569,305)	(6,129,464)	(15,264,361)
Net transfers between other subaccounts
or fixed rate option	35,561	(45,674)	22,098,949	(11,919,756)	3,857,260
Miscellaneous transactions	(544)	(236)	220	1,408	1,365
Other charges	(5,545)	(1,783)	(731,518)	(16,118)	(878,819)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(349,475)	(499,701)	11,647,368	(18,093,083)	(11,949,625)

TOTAL INCREASE (DECREASE) IN NET ASSETS	91,165	348,178	14,977,963	(18,077,270)	11,239,025

NET ASSETS
Beginning of period	2,452,886	4,837,026	78,400,118	44,764,482	163,976,345
End of period	$2,544,051	$5,185,204	$93,378,081	$26,687,212	$175,215,370

Beginning units	133,821	267,475	7,314,475	4,425,660	13,125,897
Units issued	3,558	2,749	3,567,849	566,328	2,234,236
Units redeemed	(20,774)	(28,783)	(2,556,191)	(2,344,863)	(3,167,920)
Ending units	116,605	241,441	8,326,133	2,647,125	12,192,213

The accompanying notes are an integral part of these financial statements.
A77

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Western Asset Emerging Markets Debt Portfolio	AST MFS Large-Cap Value Portfolio	Invesco V.I. Mid Cap Growth Fund (Series I)	AST Bond Portfolio 2024	AST AQR Emerging Markets Equity Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(25,495)	$(1,204,871)	$(176,661)	$(414,552)	$(46,986)
Capital gains distributions received	—	—	803,724	—	—
Net realized gain (loss) on shares redeemed	66,025	2,254,451	215,643	199,408	508,375
Net change in unrealized appreciation (depreciation) on investments	131,134	10,213,212	1,553,655	(210,282)	578,036
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	171,664	11,262,792	2,396,361	(425,426)	1,039,425

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	845	28,050	22,667	—	9,899
Annuity payments	—	(99,551)	(75,128)	—	—
Surrenders, withdrawals and death benefits	(912,164)	(6,688,238)	(1,586,699)	(5,977,655)	(724,549)
Net transfers between other subaccounts
or fixed rate option	2,988,308	10,626,017	440,961	59,897,867	2,707,083
Miscellaneous transactions	29	(536)	(12)	(233)	—
Other charges	(260)	(595,179)	(14,916)	(5,028)	(1,066)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	2,076,758	3,270,563	(1,213,127)	53,914,951	1,991,367

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,248,422	14,533,355	1,183,234	53,489,525	3,030,792

NET ASSETS
Beginning of period	1,047,707	69,129,433	11,827,017	5,203,055	1,944,342
End of period	$3,296,129	$83,662,788	$13,010,251	$58,692,580	$4,975,134

Beginning units	105,543	4,326,081	846,743	527,178	215,403
Units issued	343,863	1,663,992	139,733	6,229,444	556,234
Units redeemed	(146,100)	(1,479,084)	(216,411)	(836,226)	(362,126)
Ending units	303,306	4,510,989	770,065	5,920,396	409,511

The accompanying notes are an integral part of these financial statements.
A78

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST ClearBridge Dividend Growth Portfolio	Columbia Variable Portfolio Government Money Market Fund (Class 1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	AST AQR Large-Cap Portfolio	AST QMA Large-Cap Portfolio
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/1/2017
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(987,873)	$(5,017)	$8,608	$(67,171)	$(55,830)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	2,010,656	—	(3,529)	459,392	209,667
Net change in unrealized appreciation (depreciation) on investments	8,833,869	—	3,901	462,374	465,152
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	9,856,652	(5,017)	8,980	854,595	618,989

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	54,823	501	129	810	342
Annuity payments	(86,246)	(58)	—	(18,562)	—
Surrenders, withdrawals and death benefits	(6,116,931)	(968,697)	(12,103)	(667,506)	(806,027)
Net transfers between other subaccounts
or fixed rate option	6,768,066	988,099	—	(499,275)	498,239
Miscellaneous transactions	(1,848)	44	—	57	7
Other charges	(476,498)	(1,901)	(188)	(2,276)	(3,686)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	141,366	17,988	(12,162)	(1,186,752)	(311,125)

TOTAL INCREASE (DECREASE) IN NET ASSETS	9,998,018	12,971	(3,182)	(332,157)	307,864

NET ASSETS
Beginning of period	57,380,553	904,442	168,775	4,934,117	3,197,714
End of period	$67,378,571	$917,413	$165,593	$4,601,960	$3,505,578

Beginning units	4,095,332	93,822	15,076	346,586	221,489
Units issued	1,504,100	140,191	6	127,019	75,603
Units redeemed	(1,485,391)	(138,288)	(1,061)	(205,046)	(94,358)
Ending units	4,114,041	95,725	14,021	268,559	202,734

The accompanying notes are an integral part of these financial statements.
A79

FINANCIAL STATEMENTS OF PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

STATEMENTS OF CHANGES IN NET ASSETS
For the period ended December 31, 2017

	SUBACCOUNTS
	AST Bond Portfolio 2025	AST Bond Portfolio 2026	AST Bond Portfolio 2027	NVIT Emerging Markets Fund (Class D)	AST Bond Portfolio 2028
	1/1/2017	1/1/2017	1/1/2017	1/1/2017	1/3/2017**
	to	to	to	to	to
	12/31/2017	12/31/2017	12/31/2017	12/31/2017	12/31/2017

OPERATIONS
Net investment income (loss)	$(248,368)	$(2,941,123)	$(3,736,055)	$(135,972)	$(30,242)
Capital gains distributions received	—	—	—	—	—
Net realized gain (loss) on shares redeemed	200,742	(4,861,993)	(8,600,450)	983,705	5,643
Net change in unrealized appreciation (depreciation) on investments	122,951	10,063,583	15,921,770	10,546,845	(7,113)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS	75,325	2,260,467	3,585,265	11,394,578	(31,712)

CONTRACT OWNER TRANSACTIONS
Contract owner net payments	—	—	—	215,002	—
Annuity payments	—	(229,089)	—	(208,563)	—
Surrenders, withdrawals and death benefits	(3,726,791)	(29,708,729)	(33,765,743)	(4,342,647)	(540,693)
Net transfers between other subaccounts
or fixed rate option	(9,463,744)	(49,070,149)	(57,350,371)	73,042	6,094,317
Miscellaneous transactions	1,819	1,049	2,177	(1,877)	(112)
Other charges	(4,413)	(58,224)	(77,979)	(43,444)	(474)
NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM CONTRACT OWNER TRANSACTIONS	(13,193,129)	(79,065,142)	(91,191,916)	(4,308,487)	5,553,038

TOTAL INCREASE (DECREASE) IN NET ASSETS	(13,117,804)	(76,804,675)	(87,606,651)	7,086,091	5,521,326

NET ASSETS
Beginning of period	20,959,751	193,615,530	244,296,905	31,342,923	—
End of period	$7,841,947	$116,810,855	$156,690,254	$38,429,014	$5,521,326

Beginning units	1,854,869	19,521,272	24,776,179	3,217,619	—
Units issued	538,735	8,922,821	12,988,889	616,345	773,666
Units redeemed	(1,701,103)	(16,725,644)	(21,991,366)	(1,001,062)	(222,847)
Ending units	692,501	11,718,449	15,773,702	2,832,902	550,819

**Date subaccount became available for investment.

The accompanying notes are an integral part of these financial statements.
A80

NOTES TO FINANCIAL STATEMENTS OF
PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
DECEMBER 31, 2018

Note 1:	General
Prudential Annuities Life Assurance Corporation Variable Account B (“the Account”) was established under the laws of the State of Connecticut on November 25, 1987 to fund variable annuities issued by Prudential Annuities Life Assurance Corporation (“Prudential Annuities”). Prudential Annuities is an indirect, wholly-owned subsidiary of Prudential Financial, Inc. (“Prudential Financial”). Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of Prudential Annuities. The assets of the Account will not be charged with any liabilities arising out of any other business Prudential Annuities may conduct. However, the Account’s obligations, including insurance benefits related to the annuities, are the obligations of Prudential Annuities.
On August 30, 2013, Prudential Annuities received approval from the Arizona and Connecticut Departments of Insurance to redomesticate Prudential Annuities from Connecticut to Arizona effective August 31, 2013. As a result of the redomestication, Prudential Annuities is now an Arizona insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance. The Account is now operated in accordance with the laws of Arizona. There was no impact to the operation of the Account.
The Account is registered with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940, as amended, as a unit investment trust. The Account is used as a funding vehicle for several flexible premium deferred individual variable annuity contracts, as well as two immediate individual variable annuities issued by Prudential Annuities (individually, the “Contract” and collectively, the “Contracts”). The following is a list of each Contract funded through the Account.

Advanced Series Advisor Plan (“ASAP”)	Advanced Series XTra Credit FOUR Premier (“XTra Credit
Advanced Series Advisor Plan II (“ASAP II”)	FOUR Premier")
Advanced Series Advisor Plan II Premier (“ASAP II	Advanced Series XTra Credit Premier (“XTra Credit
Premier”)	Premier”)
Advanced Series Advisor Plan III (“ASAP III”)	Advanced Series XTra Credit SIX (“XTra Credit SIX”)
Advanced Series Advisors Choice (“Choice”)	Alliance Capital Navigator (“ACN”)
Advanced Series Advisors Choice 2000 (“Choice 2000”)	Defined Investments Annuity
Advanced Series Advisors Income Annuity (“ASAIA”)	Emerald Choice
Advanced Series Apex (“Apex”)	Galaxy Variable Annuity III (“Galaxy III”)
Advanced Series Apex II (“Apex II”)	Harvester Variable Annuity (“Harvester Variable Annuity”)
Advanced Series Cornerstone ("AS Cornerstone")	Harvester XTra Credit (“Harvester XTra Credit”)
Advanced Series Impact (“AS Impact”)	Imperium
Advanced Series LifeVest (“ASL”)	LifeVest Personal Security Annuity (“PSA”)
Advanced Series LifeVest II (“ASL II”)	Stagecoach Apex II
Advanced Series LifeVest II Premier (ASL II Premier”)	Stagecoach ASAP III
Advanced Series LifeVest Premier (“ASL Premier”)	Stagecoach XTra Credit SIX
Advanced Series Optimum ("Optimum")	Wells Fargo Stagecoach Apex
Advanced Series Optimum Four ("Optimum Four")	Wells Fargo Stagecoach Extra Credit Variable Annuity
Advanced Series Optimum Plus ("Optimum Plus")	(“Stagecoach Extra Credit”)
Advanced Series Optimum XTra ("Optimum XTra")	Wells Fargo Stagecoach Variable Annuity (“Stagecoach”)
Advanced Series Protector (“AS Protector”)	Wells Fargo Stagecoach Variable Annuity Flex (“Stagecoach
Advanced Series Variable Immediate Annuity (“ASVIA”)	Flex”)
Advanced Series XTra Credit (“XTra Credit”)	Wells Fargo Stagecoach Variable Annuity Plus (“Stagecoach
Advanced Series XTra Credit EIGHT (“XTra Credit EIGHT”)	VA+”)
Advanced Series XTra Credit FOUR (“XTtra Credit FOUR”)

The Contracts may be used as an investment vehicle for “qualified” investments, including an IRA, SEP-IRA, Roth IRA or Tax Sheltered Annuity (or 403(b)) or as an investment vehicle for “non-qualified” investments. When a Contract is purchased as a “qualified” investment, it does not provide any tax advantages in addition to the preferential treatment already available under the Internal Revenue Code.
The Contracts offer the option to invest in various subaccounts listed below, each of which invests in a corresponding portfolio of either The Prudential Series Fund, the Advanced Series Trust or one of the non-Prudential administered funds (collectively, the “Portfolios”). Investment options vary by Contract.

A81

Note 1:	General (continued)

The corresponding subaccount names are as follows:

AST Goldman Sachs Large-Cap Value Portfolio	ProFund VP Real Estate
AST T. Rowe Price Large-Cap Growth Portfolio	ProFund VP Rising Rates Opportunity
AST Government Money Market Portfolio	ProFund VP NASDAQ-100
AST Cohen & Steers Realty Portfolio	ProFund VP Semiconductor
AST J.P. Morgan Strategic Opportunities Portfolio	ProFund VP Small-Cap Growth
AST T. Rowe Price Large-Cap Value Portfolio	ProFund VP Short Mid-Cap
AST High Yield Portfolio	ProFund VP Short NASDAQ-100
AST Small-Cap Growth Opportunities Portfolio	ProFund VP Short Small-Cap
AST WEDGE Capital Mid-Cap Value Portfolio	ProFund VP Small-Cap Value
AST Small-Cap Value Portfolio	ProFund VP Technology
AST Goldman Sachs Mid-Cap Growth Portfolio	ProFund VP Telecommunications
AST Goldman Sachs Small-Cap Value Portfolio	ProFund VP UltraMid-Cap
AST Hotchkis & Wiley Large-Cap Value Portfolio	ProFund VP UltraNASDAQ-100
AST Lord Abbett Core Fixed Income Portfolio*	ProFund VP UltraSmall-Cap
AST Loomis Sayles Large-Cap Growth Portfolio	ProFund VP Utilities
AST MFS Growth Portfolio	ProFund VP Large-Cap Growth
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	ProFund VP Large-Cap Value
AST Small-Cap Growth Portfolio	Rydex VT Nova Fund
AST BlackRock Low Duration Bond Portfolio	Rydex VT NASDAQ-100® Fund
AST BlackRock/Loomis Sayles Bond Portfolio	Rydex VT Inverse S&P 500® Strategy Fund
AST QMA US Equity Alpha Portfolio	Invesco V.I. Health Care Fund (Series I) (formerly Invesco V.I.
AST T. Rowe Price Natural Resources Portfolio	Global Health Care Fund (Series I))
AST T. Rowe Price Asset Allocation Portfolio	Invesco V.I. Technology Fund (Series I)
AST International Value Portfolio	Wells Fargo VT Index Asset Allocation Fund (Class 2)
AST MFS Global Equity Portfolio	Wells Fargo VT International Equity Fund (Class 2)
AST J.P. Morgan International Equity Portfolio	Wells Fargo VT Small Cap Growth Fund (Class 2)
AST Templeton Global Bond Portfolio	AST Fidelity Institutional AM℠ Quantitative Portfolio (formerly
AST International Growth Portfolio	AST FI Pyramis Quantitative Portfolio)
AST Wellington Management Hedged Equity Portfolio	AST Prudential Growth Allocation Portfolio
AST Capital Growth Asset Allocation Portfolio	AST Advanced Strategies Portfolio
AST Academic Strategies Asset Allocation Portfolio	AST Investment Grade Bond Portfolio
AST Balanced Asset Allocation Portfolio	AST Bond Portfolio 2018**
AST Preservation Asset Allocation Portfolio	AST Bond Portfolio 2019
AST RCM World Trends Portfolio	AST Global Real Estate Portfolio
AST J.P. Morgan Global Thematic Portfolio	AST Parametric Emerging Markets Equity Portfolio
AST Goldman Sachs Multi-Asset Portfolio	AST Bond Portfolio 2020
AST Western Asset Core Plus Bond Portfolio	AST Jennison Large-Cap Growth Portfolio
Davis Value Portfolio	AST Bond Portfolio 2017**
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	AST Bond Portfolio 2021
Columbia Variable Portfolio - Small Company Growth	Wells Fargo VT Omega Growth Fund (Class 2)
Fund (Class 1)	Wells Fargo VT Omega Growth Fund (Class 1)
Prudential SP International Growth Portfolio (Class I)	Wells Fargo VT Small Cap Growth Fund (Class 1)
ProFund VP Asia 30	Wells Fargo VT International Equity Fund (Class 1)
ProFund VP Banks	AST Bond Portfolio 2022
ProFund VP Bear	AST Quantitative Modeling Portfolio
ProFund VP Biotechnology	AST BlackRock Global Strategies Portfolio
ProFund VP Basic Materials	Invesco V.I. Diversified Dividend Fund (Series I)
ProFund VP UltraBull	Columbia Variable Portfolio - U.S. Government Mortgage Fund
ProFund VP Bull	(Class 1)
ProFund VP Consumer Services	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
ProFund VP Consumer Goods	Wells Fargo VT Opportunity Fund (Class 1)
ProFund VP Oil & Gas	Wells Fargo VT Opportunity Fund (Class 2)
ProFund VP Europe 30	AST Prudential Core Bond Portfolio
ProFund VP Financials	AST Bond Portfolio 2023
ProFund VP U.S. Government Plus	AST New Discovery Asset Allocation Portfolio
ProFund VP Health Care	AST Western Asset Emerging Markets Debt Portfolio
Access VP High Yield Fund	AST MFS Large-Cap Value Portfolio
ProFund VP Industrials	Invesco V.I. Mid Cap Growth Fund (Series I)
ProFund VP Internet	AST Bond Portfolio 2024
ProFund VP Japan	AST AQR Emerging Markets Equity Portfolio
ProFund VP Precious Metals	AST ClearBridge Dividend Growth Portfolio
ProFund VP Mid-Cap Growth	Columbia Variable Portfolio Government Money Market Fund
ProFund VP Mid-Cap Value	(Class 1)
ProFund VP Pharmaceuticals	Columbia Variable Portfolio - Income Opportunities Fund
(Class 1)

A82

Note 1:	General (continued)

AST AQR Large-Cap Portfolio	AST Bond Portfolio 2027
AST QMA Large-Cap Portfolio	NVIT Emerging Markets Fund (Class D)
AST Bond Portfolio 2025	AST Bond Portfolio 2028
AST Bond Portfolio 2026	AST Bond Portfolio 2029

* Subaccount was no longer available for investment as of December 31, 2018.
** Subaccount liquidated during the period ended December 31, 2018.

The following table sets forth the date at which a merger took place in the Account. The transfer from the removed subaccount to the surviving subaccount for the period ended December 31, 2018 is reflected in the Statements of Changes in Net Assets as net transfers between subaccount and purchases and sales in Note 5.

Merger Date	Removed Portfolio	Surviving Portfolio
September 14, 2018	AST Lord Abbett Core Fixed Income Portfolio	AST Western Asset Core Plus Bond Portfolio
The Portfolios are open-end management investment companies, and each portfolio of The Prudential Series Fund and the Advanced Series Trust is managed by affiliates of Prudential Annuities. Each subaccount of the Account indirectly bears exposure to the market, credit, and liquidity risks of the portfolio in which it invests. These financial statements should be read in conjunction with the financial statements and footnotes of the Portfolios. Additional information on these Portfolios is available upon request to the appropriate companies.
New sales of certain products which invest in the Account have been discontinued. However, premium payments made by contract owners will continue to be received by the Account.

Note 2:	Significant Accounting Policies
The Account is an investment company and, accordingly, follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services-Investment Companies, which is part of the accounting principles generally accepted in the United States of America (“GAAP”). The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements and the reported amounts of increases and decreases in net assets resulting from operations during the reporting period. Actual results could differ from those estimates. The most significant estimates relate to the valuation of investment in the Portfolios. Subsequent events have been evaluated through the date these financial statements were issued.
Investments-The investments in shares of the Portfolios are stated at the reported net asset value per share of the respective Portfolios, which is based on the fair value of the underlying securities in the respective Portfolios. All changes in fair value are recorded as net change in unrealized appreciation (depreciation) on investments in the Statements of Operations of the applicable subaccounts.
Security Transactions-Purchase and sale transactions are recorded as of the trade date of the security being purchased or sold. Realized gains and losses on security transactions are determined based upon the first in, first out method of the investment sold.
Dividend Income and Distributions Received-Dividend and capital gain distributions received are reinvested in additional shares of the Portfolios and are recorded on the ex-distribution date.
Contracts in payout (annuitization) period-Net assets allocated to contracts in the payout period are computed according to the industry standard mortality tables. The assumed investment return varies by product version; 4 percent for Stabilized, 3 percent for Guaranteed, and from 3 percent to 7 percent as elected by the annuitant for Traditional.  Rates above 5 percent may be restricted in certain states. The mortality risk is fully borne by Prudential Annuities and may result in additional amounts being transferred into the Account by Prudential Annuities to cover greater longevity of annuitants than expected. A receivable is established for amounts due but not yet received. The amounts are included in “Contract owner net payments” on the Statements of Changes in Net Assets.

Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1-Fair value is based on unadjusted quoted prices in active markets for identical assets or liabilities that the Account can access.
Level 2-Fair value is based on significant inputs, other than Level 1 inputs, that are observable for the investment, either directly or indirectly, for substantially the full term of the investment through corroboration with observable market data. Level 2 inputs include the reported net asset value per share of the underlying portfolio, quoted market prices in active markets for similar investments, quoted market prices in markets that are not active for identical or similar investments, and other market observable inputs.
Level 3-Fair value is based on at least one significant unobservable input for the investment, which may require significant judgment or estimation in determining the fair value.

As of December 31, 2018, management determined that the fair value inputs for all of the Account’s investments, which consist solely of investments in open-end mutual funds registered with the SEC, were considered Level 2.

Transfers between Fair Value Levels

During the period ended December 31, 2018, there were no transfers between fair value levels.

Note 4:	Taxes
Prudential Annuities is taxed as a “life insurance company” as defined by the Internal Revenue Code. The results of operations of the Account form a part of Prudential Financial’s consolidated federal tax return. No federal, state or local income taxes are payable by the Account. As such, no provision for tax liability has been recorded in these financial statements. Prudential Annuities management will review periodically the status of the policy in the event of changes in the tax law.

Note 5:	Purchases and Sales of Investments

The aggregate costs of purchases and proceeds from sales, excluding distributions received and reinvested, of investments in the Portfolios for the period ended December 31, 2018 were as follows:

	Purchases	Sales
AST Goldman Sachs Large-Cap Value Portfolio	$46,817,810	$166,315,108
AST T. Rowe Price Large-Cap Growth Portfolio	87,752,909	203,213,838
AST Government Money Market Portfolio	441,904,694	446,730,216
AST Cohen & Steers Realty Portfolio	13,999,497	47,712,224
AST J.P. Morgan Strategic Opportunities Portfolio	73,506,308	270,232,213
AST T. Rowe Price Large-Cap Value Portfolio	25,295,593	32,064,619
AST High Yield Portfolio	63,258,447	116,439,456
AST Small-Cap Growth Opportunities Portfolio	28,559,923	69,502,604
AST WEDGE Capital Mid-Cap Value Portfolio	10,459,663	28,542,371
AST Small-Cap Value Portfolio	22,057,068	64,393,550
AST Goldman Sachs Mid-Cap Growth Portfolio	48,849,902	149,933,496
AST Goldman Sachs Small-Cap Value Portfolio	24,577,420	69,927,990
AST Hotchkis & Wiley Large-Cap Value Portfolio	33,810,534	70,236,348
AST Lord Abbett Core Fixed Income Portfolio	30,589,375	293,240,252
AST Loomis Sayles Large-Cap Growth Portfolio	31,680,506	233,320,751
AST MFS Growth Portfolio	26,805,545	65,655,142
AST Neuberger Berman/LSV Mid-Cap Value Portfolio	25,553,430	88,968,104
AST Small-Cap Growth Portfolio	30,874,923	56,344,555
A83

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
AST BlackRock Low Duration Bond Portfolio	$38,513,539	$92,723,956
AST BlackRock/Loomis Sayles Bond Portfolio	100,080,168	341,404,202
AST QMA US Equity Alpha Portfolio	25,770,587	66,526,565
AST T. Rowe Price Natural Resources Portfolio	22,071,158	63,872,530
AST T. Rowe Price Asset Allocation Portfolio	215,464,321	680,565,977
AST International Value Portfolio	15,145,164	33,871,111
AST MFS Global Equity Portfolio	34,904,576	88,283,871
AST J.P. Morgan International Equity Portfolio	28,178,281	55,303,181
AST Templeton Global Bond Portfolio	17,464,451	49,277,891
AST International Growth Portfolio	36,927,365	80,024,245
AST Wellington Management Hedged Equity Portfolio	44,564,897	139,678,465
AST Capital Growth Asset Allocation Portfolio	381,098,805	1,155,133,813
AST Academic Strategies Asset Allocation Portfolio	137,553,441	687,609,293
AST Balanced Asset Allocation Portfolio	217,592,112	641,403,054
AST Preservation Asset Allocation Portfolio	178,110,434	514,114,717
AST RCM World Trends Portfolio	75,995,334	288,537,822
AST J.P. Morgan Global Thematic Portfolio	69,817,111	207,006,283
AST Goldman Sachs Multi-Asset Portfolio	66,893,184	249,137,673
AST Western Asset Core Plus Bond Portfolio	309,749,721	221,325,758
Davis Value Portfolio	19,165	112,874
Columbia Variable Portfolio - Asset Allocation Fund (Class 1)	99,737	526,712
Columbia Variable Portfolio - Small Company Growth Fund (Class 1)	59	75,672
Prudential SP International Growth Portfolio (Class I)	1,513,395	2,259,777
ProFund VP Asia 30	3,135,967	5,691,377
ProFund VP Banks	16,112,192	18,670,425
ProFund VP Bear	21,842,648	21,875,386
ProFund VP Biotechnology	19,942,907	22,795,315
ProFund VP Basic Materials	3,703,101	6,221,867
ProFund VP UltraBull	58,225,598	59,613,964
ProFund VP Bull	173,763,412	179,040,984
ProFund VP Consumer Services	8,238,299	9,230,088
ProFund VP Consumer Goods	2,075,037	4,718,314
ProFund VP Oil & Gas	9,959,151	12,979,655
ProFund VP Europe 30	53,878,289	57,139,226
ProFund VP Financials	4,573,589	11,033,460
ProFund VP U.S. Government Plus	80,075,626	81,023,475
ProFund VP Health Care	11,935,044	15,030,187
Access VP High Yield Fund	8,288,952	12,214,543
ProFund VP Industrials	3,453,253	9,301,833
ProFund VP Internet	12,956,968	14,226,013
ProFund VP Japan	3,537,424	4,732,971
ProFund VP Precious Metals	28,210,652	29,150,804
ProFund VP Mid-Cap Growth	14,350,841	19,258,780
ProFund VP Mid-Cap Value	5,999,774	9,747,759
ProFund VP Pharmaceuticals	13,274,238	14,375,998
ProFund VP Real Estate	5,873,196	6,406,504
ProFund VP Rising Rates Opportunity	22,841,550	23,127,084
ProFund VP NASDAQ-100	126,073,491	130,457,358
ProFund VP Semiconductor	5,214,982	6,669,909
ProFund VP Small-Cap Growth	16,437,292	21,976,703
ProFund VP Short Mid-Cap	3,424,288	3,133,616
ProFund VP Short NASDAQ-100	26,607,686	26,635,358
ProFund VP Short Small-Cap	15,702,810	14,637,843
ProFund VP Small-Cap Value	11,443,524	13,812,455
ProFund VP Technology	4,169,032	5,147,731
ProFund VP Telecommunications	3,781,466	5,173,945
ProFund VP UltraMid-Cap	141,908,678	145,829,422

A84

Note 5:	Purchases and Sales of Investments (continued)

	Purchases	Sales
ProFund VP UltraNASDAQ-100	$205,305,854	$210,404,783
ProFund VP UltraSmall-Cap	32,008,506	34,687,090
ProFund VP Utilities	15,252,746	20,626,210
ProFund VP Large-Cap Growth	16,682,778	23,259,665
ProFund VP Large-Cap Value	7,698,615	11,324,382
Rydex VT Nova Fund	16,329	209,034
Rydex VT NASDAQ-100® Fund	2,708	1,283,493
Rydex VT Inverse S&P 500® Strategy Fund	2,001	2,086
Invesco V.I. Health Care Fund (Series I)	2,987,343	7,747,736
Invesco V.I. Technology Fund (Series I)	2,447,836	5,967,723
Wells Fargo VT Index Asset Allocation Fund (Class 2)	99,161	3,561,679
Wells Fargo VT International Equity Fund (Class 2)	8,528	56,628
Wells Fargo VT Small Cap Growth Fund (Class 2)	14,845	187,427
AST Fidelity Institutional AM℠ Quantitative Portfolio	95,475,803	355,683,168
AST Prudential Growth Allocation Portfolio	437,412,721	1,548,632,001
AST Advanced Strategies Portfolio	145,069,669	453,332,350
AST Investment Grade Bond Portfolio	3,086,222,612	1,010,204,223
AST Bond Portfolio 2018	4,363,324	72,411,919
AST Bond Portfolio 2019	70,756,527	27,400,874
AST Global Real Estate Portfolio	5,151,837	15,833,489
AST Parametric Emerging Markets Equity Portfolio	28,453,312	52,065,530
AST Bond Portfolio 2020	19,899,979	26,619,004
AST Jennison Large-Cap Growth Portfolio	29,683,705	43,238,644
AST Bond Portfolio 2017	—	130,574
AST Bond Portfolio 2021	24,211,403	36,174,085
Wells Fargo VT Omega Growth Fund (Class 2)	12,983	298,981
Wells Fargo VT Omega Growth Fund (Class 1)	2,785,862	6,239,156
Wells Fargo VT Small Cap Growth Fund (Class 1)	5,474,106	6,324,998
Wells Fargo VT International Equity Fund (Class 1)	1,462,315	4,133,366
AST Bond Portfolio 2022	17,350,718	25,712,409
AST Quantitative Modeling Portfolio	31,032,719	52,359,411
AST BlackRock Global Strategies Portfolio	26,982,163	57,924,120
Invesco V.I. Diversified Dividend Fund (Series I)	3,153,882	8,604,816
Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)	106	245,394
Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)	15,523	524,060
Wells Fargo VT Opportunity Fund (Class 1)	93,331	260,743
Wells Fargo VT Opportunity Fund (Class 2)	4,228	790,489
AST Prudential Core Bond Portfolio	33,867,695	43,925,499
AST Bond Portfolio 2023	15,667,882	14,788,198
AST New Discovery Asset Allocation Portfolio	17,459,356	47,470,158
AST Western Asset Emerging Markets Debt Portfolio	579,147	1,690,772
AST MFS Large-Cap Value Portfolio	17,113,489	42,913,902
Invesco V.I. Mid Cap Growth Fund (Series I)	3,485,458	4,509,359
AST Bond Portfolio 2024	61,616,198	50,639,939
AST AQR Emerging Markets Equity Portfolio	2,093,809	3,293,529
AST ClearBridge Dividend Growth Portfolio	13,843,390	32,595,226
Columbia Variable Portfolio Government Money Market Fund (Class 1)	578,676	735,550
Columbia Variable Portfolio - Income Opportunities Fund (Class 1)	60	13,295
AST AQR Large-Cap Portfolio	1,351,867	2,084,574
AST QMA Large-Cap Portfolio	1,154,338	1,652,834
AST Bond Portfolio 2025	109,498,051	29,354,945
AST Bond Portfolio 2026	89,406,548	102,326,494
AST Bond Portfolio 2027	136,787,446	155,070,271
NVIT Emerging Markets Fund (Class D)	6,190,869	10,918,135
AST Bond Portfolio 2028	85,924,064	48,412,054
AST Bond Portfolio 2029	10,905,650	3,621,828

A85

Note 6:	Related Party Transactions

The Account has extensive transactions and relationships with Prudential Annuities and other affiliates. Due to these relationships, it is possible that the terms of these transactions are not the same as those that would result from transactions among wholly unrelated parties. Prudential Financial and its affiliates perform various services on behalf of the portfolios of The Prudential Series Fund and the Advanced Series Trust in which the Account invests and may receive fees for the services performed. These services include, among other things, investment management, subadvisory, shareholder communications, postage, transfer agency and various other record keeping, administrative and customer service functions.
The Prudential Series Fund has entered into a management agreement with PGIM Investments LLC (“PGIM Investments”), and the Advanced Series Trust has entered into a management agreement with PGIM Investments and AST Investment Services, Inc., both indirect, wholly-owned subsidiaries of Prudential Financial (together, the “Investment Managers”). Pursuant to these agreements, the Investment Managers have responsibility for all investment advisory services and supervise the subadvisers’ performance of such services with respect to each portfolio of The Prudential Series Fund and the Advanced Series Trust. The Investment Managers have entered into subadvisory agreements with several subadvisers, including PGIM, Inc., Jennison Associates LLC, and Quantitative Management Associates LLC, each of which are indirect, wholly-owned subsidiaries of Prudential Financial.
The Prudential Series Fund has a distribution agreement with Prudential Investment Management Services LLC (“PIMS”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the Class I and Class II shares of the portfolios of The Prudential Series Fund. No distribution or service (12b-1) fees are paid to PIMS as distributor of the Class I shares of the portfolios of The Prudential Series Fund, which is the class of shares owned by the Account.
The Advanced Series Trust has a distribution agreement with Prudential Annuities Distributors, Inc. (“PAD”), an indirect, wholly-owned subsidiary of Prudential Financial, which acts as the distributor of the shares of each portfolio of the Advanced Series Trust. Distribution and service fees are paid to PAD by most portfolios of the Advanced Series Trust.
Prudential Mutual Fund Services LLC, an affiliate of the Investment Managers and an indirect, wholly-owned subsidiary of Prudential Financial, serves as the transfer agent of each portfolio of The Prudential Series Fund and the Advanced Series Trust.
Certain charges and fees for the portfolios of The Prudential Series Fund and the Advanced Series Trust may be waived and/or reimbursed by Prudential Annuities and its affiliates. Prudential Annuities and its affiliates reserve the right to discontinue these waivers/reimbursements at its discretion, subject to the contractual obligations of Prudential Annuities and its affiliates.
See The Prudential Series Fund and the Advanced Series Trust financial statements for further discussion of such expense and waiver/reimbursement agreements. The Account indirectly bears the expenses of the underlying portfolios of The Prudential Series Fund and the Advanced Series Trust in which it invests, including the related party expenses disclosed above.
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor (“DOL”), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain portfolios of The Prudential Series Fund and the Advanced Series Trust due to a long-standing restriction benefitting Prudential Financial that limited the availability of loanable securities. Prudential Financial removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for certain portfolios of The Prudential Series Fund and the Advanced Series Trust. Prudential Financial has corrected the foreign tax reclaim process and is implementing a remediation plan for the benefit of customers. The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies.

A86

Note 7:	Financial Highlights

Prudential Annuities sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. Differences in the fee structures result in a variety of unit values, expense ratios and total returns.
In the table below, the units, the net assets, the investment income ratio, and the ranges of lowest to highest unit values, expense ratios, and total returns are presented for the products offered by Prudential Annuities and funded by the Account. Only product designs within each subaccount that had units outstanding during the respective periods were considered when determining the ranges. The summary may not reflect the minimum and maximum contract charges offered by Prudential Annuities as contract owners may not have selected all available and applicable Contract options.

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Goldman Sachs Large-Cap Value Portfolio
December 31, 2018	23,441	$12.70	to	$47.77	$545,935	0.00%	0.65%	to	3.05%	-11.33%	to	-9.12%
December 31, 2017	28,413	$14.28	to	$52.56	$717,224	0.00%	0.65%	to	3.05%	6.41%	to	9.03%
December 31, 2016	30,849	$13.38	to	$48.21	$704,432	0.00%	0.65%	to	3.05%	8.15%	to	10.82%
December 31, 2015	36,629	$12.33	to	$43.80	$750,609	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%
December 31, 2014	31,645	$13.30	to	$46.58	$689,167	0.00%	0.65%	to	3.05%	9.68%	to	12.40%

	AST T. Rowe Price Large-Cap Growth Portfolio
December 31, 2018	15,215	$17.56	to	$50.22	$519,986	0.00%	0.65%	to	3.05%	0.68%	to	3.19%
December 31, 2017	19,217	$17.29	to	$48.67	$608,038	0.00%	0.65%	to	3.05%	33.69%	to	36.99%
December 31, 2016	23,078	$12.83	to	$35.52	$496,241	0.00%	0.65%	to	3.05%	-0.43%	to	2.03%
December 31, 2015	28,516	$12.78	to	$34.82	$593,644	0.00%	0.65%	to	3.05%	6.24%	to	8.87%
December 31, 2014	30,989	$11.93	to	$31.98	$587,850	0.00%	0.65%	to	3.05%	5.04%	to	7.64%

	AST Government Money Market Portfolio
December 31, 2018	43,995	$7.54	to	$14.86	$498,582	1.29%	0.65%	to	3.05%	-1.81%	to	0.64%
December 31, 2017	45,354	$7.68	to	$14.77	$497,232	0.33%	0.65%	to	3.05%	-2.71%	to	-0.31%
December 31, 2016	53,816	$7.90	to	$14.82	$583,214	0.00%	0.65%	to	3.05%	-3.04%	to	-0.65%
December 31, 2015	59,878	$8.14	to	$14.91	$653,395	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%
December 31, 2014	67,305	$8.40	to	$15.01	$736,674	0.00%	0.65%	to	3.05%	-3.05%	to	-0.65%

	AST Cohen & Steers Realty Portfolio
December 31, 2018	2,630	$18.46	to	$48.41	$106,002	0.00%	0.65%	to	3.05%	-7.68%	to	-5.38%
December 31, 2017	3,435	$19.94	to	$51.16	$145,631	0.00%	0.65%	to	3.05%	3.01%	to	5.56%
December 31, 2016	3,928	$19.29	to	$48.47	$158,082	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	4,445	$18.93	to	$46.54	$172,079	0.00%	0.65%	to	3.05%	1.65%	to	4.16%
December 31, 2014	5,273	$18.56	to	$44.69	$196,643	0.00%	0.65%	to	3.05%	26.92%	to	30.06%

	AST J.P. Morgan Strategic Opportunities Portfolio
December 31, 2018	32,036	$11.38	to	$32.88	$609,931	0.00%	0.65%	to	3.05%	-8.04%	to	-5.75%
December 31, 2017	43,506	$12.35	to	$34.89	$844,160	0.00%	0.65%	to	3.05%	8.73%	to	11.41%
December 31, 2016	51,382	$11.34	to	$31.31	$845,591	0.00%	0.65%	to	3.05%	0.68%	to	3.16%
December 31, 2015	60,205	$11.24	to	$30.35	$945,927	0.00%	0.65%	to	3.05%	-3.23%	to	-0.83%
December 31, 2014	69,641	$11.59	to	$30.61	$1,109,218	0.00%	0.65%	to	3.05%	2.23%	to	4.76%

	AST T. Rowe Price Large-Cap Value Portfolio
December 31, 2018	4,142	$12.28	to	$23.50	$75,127	0.00%	0.65%	to	3.05%	-12.48%	to	-10.30%
December 31, 2017	4,448	$13.99	to	$26.26	$90,219	0.00%	0.65%	to	3.05%	13.01%	to	15.80%
December 31, 2016	4,705	$12.34	to	$22.74	$82,219	0.00%	0.65%	to	3.05%	2.90%	to	5.44%
December 31, 2015	5,581	$11.95	to	$21.62	$92,796	0.00%	0.65%	to	3.05%	-8.93%	to	-6.67%
December 31, 2014	7,116	$13.09	to	$23.22	$127,679	0.00%	0.65%	to	3.05%	-1.54%	to	0.90%

	AST High Yield Portfolio
December 31, 2018	5,738	$13.33	to	$31.77	$138,111	0.00%	0.65%	to	3.05%	-4.99%	to	-2.63%
December 31, 2017	7,950	$13.99	to	$32.62	$194,209	0.00%	0.65%	to	3.05%	4.20%	to	6.77%
December 31, 2016	9,501	$13.38	to	$30.55	$212,196	0.00%	0.65%	to	3.05%	11.89%	to	14.65%
December 31, 2015	9,407	$11.69	to	$26.65	$183,209	0.00%	0.65%	to	3.05%	-6.50%	to	-4.19%
December 31, 2014	12,386	$12.48	to	$27.82	$249,186	0.00%	0.65%	to	3.05%	-0.57%	to	1.89%

A87

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Small-Cap Growth Opportunities Portfolio
December 31, 2018	7,441	$17.87	to	$46.11	$189,953	0.00%	0.65%	to	3.05%	-13.58%	to	-11.43%
December 31, 2017	8,622	$20.61	to	$52.19	$251,830	0.00%	0.65%	to	3.05%	23.81%	to	26.86%
December 31, 2016	9,808	$16.59	to	$41.24	$225,040	0.00%	0.65%	to	3.05%	4.42%	to	7.00%
December 31, 2015	11,344	$15.84	to	$38.64	$246,195	0.00%	0.65%	to	3.05%	-1.76%	to	0.68%
December 31, 2014	13,633	$16.08	to	$38.48	$295,248	0.00%	0.65%	to	3.05%	1.74%	to	4.26%

	AST WEDGE Capital Mid-Cap Value Portfolio
December 31, 2018	2,380	$16.32	to	$32.85	$58,213	0.00%	0.65%	to	3.05%	-19.09%	to	-17.07%
December 31, 2017	3,003	$20.10	to	$39.71	$88,731	0.00%	0.65%	to	3.05%	14.93%	to	17.76%
December 31, 2016	3,333	$17.44	to	$33.81	$83,455	0.00%	0.65%	to	3.05%	10.53%	to	13.25%
December 31, 2015	3,743	$15.73	to	$29.93	$83,288	0.00%	0.65%	to	3.05%	-9.46%	to	-7.22%
December 31, 2014	4,943	$17.32	to	$32.34	$118,992	0.00%	0.65%	to	3.05%	11.46%	to	14.22%

	AST Small-Cap Value Portfolio
December 31, 2018	5,928	$16.54	to	$45.02	$192,079	0.00%	0.65%	to	3.05%	-19.62%	to	-17.62%
December 31, 2017	6,985	$20.52	to	$54.65	$273,950	0.00%	0.65%	to	3.05%	4.08%	to	6.65%
December 31, 2016	7,880	$19.65	to	$51.24	$289,355	0.00%	0.65%	to	3.05%	25.27%	to	28.36%
December 31, 2015	9,217	$15.64	to	$39.92	$264,744	0.00%	0.65%	to	3.05%	-7.23%	to	-4.93%
December 31, 2014	11,173	$16.81	to	$41.99	$331,797	0.00%	0.65%	to	3.05%	2.06%	to	4.58%

	AST Goldman Sachs Mid-Cap Growth Portfolio
December 31, 2018	26,547	$9.10	to	$38.68	$385,253	0.00%	0.65%	to	3.05%	-7.28%	to	-4.97%
December 31, 2017	32,135	$9.74	to	$40.81	$501,919	0.00%	0.65%	to	3.05%	23.23%	to	26.27%
December 31, 2016	35,196	$7.84	to	$32.40	$437,212	0.00%	0.65%	to	3.05%	-1.45%	to	0.98%
December 31, 2015	40,902	$7.89	to	$32.17	$511,363	0.00%	0.65%	to	3.05%	-8.56%	to	-6.30%
December 31, 2014	17,204	$8.56	to	$34.42	$270,287	0.00%	0.65%	to	3.05%	8.13%	to	10.80%

	AST Goldman Sachs Small-Cap Value Portfolio
December 31, 2018	3,453	$18.07	to	$59.23	$139,768	0.00%	0.65%	to	3.05%	-16.70%	to	-14.63%
December 31, 2017	4,501	$22.58	to	$69.38	$209,088	0.00%	0.65%	to	3.05%	8.78%	to	11.46%
December 31, 2016	5,051	$20.69	to	$62.25	$208,348	0.00%	0.65%	to	3.05%	20.53%	to	23.50%
December 31, 2015	5,760	$17.12	to	$50.40	$192,853	0.00%	0.65%	to	3.05%	-8.38%	to	-6.11%
December 31, 2014	6,815	$18.62	to	$53.68	$242,872	0.00%	0.65%	to	3.05%	3.93%	to	6.50%

	AST Hotchkis & Wiley Large-Cap Value Portfolio
December 31, 2018	9,572	$13.32	to	$41.43	$214,521	0.00%	0.65%	to	3.05%	-16.79%	to	-14.71%
December 31, 2017	11,149	$15.96	to	$48.58	$287,726	0.00%	0.65%	to	3.05%	15.57%	to	18.42%
December 31, 2016	12,782	$13.77	to	$41.02	$270,244	0.00%	0.65%	to	3.05%	16.24%	to	19.11%
December 31, 2015	14,288	$11.81	to	$34.44	$250,478	0.00%	0.65%	to	3.05%	-10.65%	to	-8.43%
December 31, 2014	18,558	$13.18	to	$37.61	$349,899	0.00%	0.65%	to	3.05%	10.28%	to	13.01%

	AST Lord Abbett Core Fixed Income Portfolio (expired September 14, 2018)
December 31, 2018	—	$11.15	to	$20.77	$—	0.00%	0.65%	to	3.05%	-3.73%	to	-2.04%
December 31, 2017	14,713	$11.57	to	$21.20	$266,912	0.00%	0.65%	to	3.05%	0.21%	to	2.68%
December 31, 2016	16,080	$11.52	to	$20.65	$285,072	0.00%	0.65%	to	3.05%	-0.52%	to	1.94%
December 31, 2015	17,421	$12.31	to	$20.26	$303,985	0.00%	0.65%	to	3.05%	-3.62%	to	-1.23%
December 31, 2014	17,718	$12.74	to	$20.51	$312,815	0.00%	0.65%	to	3.05%	3.14%	to	5.70%

	AST Loomis Sayles Large-Cap Growth Portfolio
December 31, 2018	23,113	$19.54	to	$47.56	$765,763	0.00%	0.65%	to	3.05%	-5.67%	to	-3.32%
December 31, 2017	29,004	$20.55	to	$49.19	$981,815	0.00%	0.65%	to	3.05%	28.95%	to	32.13%
December 31, 2016	35,250	$15.81	to	$37.23	$888,257	0.00%	0.65%	to	3.05%	2.36%	to	4.89%
December 31, 2015	40,180	$15.05	to	$35.50	$969,280	0.00%	0.65%	to	3.05%	6.71%	to	9.36%
December 31, 2014	50,224	$14.07	to	$32.46	$1,088,141	0.00%	0.65%	to	3.05%	7.22%	to	9.87%

	AST MFS Growth Portfolio
December 31, 2018	9,277	$14.77	to	$33.75	$195,746	0.00%	0.65%	to	3.05%	-0.98%	to	1.48%
December 31, 2017	10,885	$14.80	to	$33.34	$227,748	0.00%	0.65%	to	3.05%	26.73%	to	29.86%
December 31, 2016	12,479	$11.58	to	$25.74	$199,926	0.00%	0.65%	to	3.05%	-1.19%	to	1.25%
December 31, 2015	14,228	$11.62	to	$25.48	$226,848	0.00%	0.65%	to	3.05%	3.96%	to	6.53%
December 31, 2014	16,817	$11.09	to	$23.98	$255,131	0.00%	0.65%	to	3.05%	5.39%	to	8.00%

A88

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Neuberger Berman/LSV Mid-Cap Value Portfolio
December 31, 2018	6,356	$15.60	to	$67.55	$267,239	0.00%	0.65%	to	3.05%	-19.01%	to	-16.99%
December 31, 2017	7,778	$20.80	to	$81.37	$384,829	0.00%	0.65%	to	3.05%	10.33%	to	13.05%
December 31, 2016	8,644	$18.79	to	$71.98	$374,923	0.00%	0.65%	to	3.05%	14.63%	to	17.46%
December 31, 2015	9,488	$15.13	to	$61.28	$353,702	0.00%	0.65%	to	3.05%	-8.52%	to	-6.25%
December 31, 2014	11,696	$16.51	to	$65.37	$455,842	0.00%	0.65%	to	3.05%	10.77%	to	13.51%

	AST Small-Cap Growth Portfolio
December 31, 2018	4,256	$18.29	to	$47.93	$126,575	0.00%	0.65%	to	3.05%	-11.21%	to	-9.00%
December 31, 2017	5,038	$21.29	to	$52.68	$163,901	0.00%	0.65%	to	3.05%	20.15%	to	23.11%
December 31, 2016	5,459	$17.62	to	$42.79	$143,792	0.00%	0.65%	to	3.05%	8.67%	to	11.35%
December 31, 2015	6,461	$15.68	to	$38.43	$150,974	0.00%	0.65%	to	3.05%	-2.29%	to	0.13%
December 31, 2014	6,896	$16.01	to	$38.38	$162,004	0.00%	0.65%	to	3.05%	0.65%	to	3.14%

	AST BlackRock Low Duration Bond Portfolio
December 31, 2018	19,133	$8.96	to	$20.39	$272,437	0.00%	0.65%	to	3.05%	-2.35%	to	0.09%
December 31, 2017	22,957	$9.18	to	$20.37	$324,560	0.00%	0.65%	to	3.05%	-1.39%	to	1.05%
December 31, 2016	24,854	$9.31	to	$20.16	$347,994	0.00%	0.65%	to	3.05%	-1.46%	to	0.98%
December 31, 2015	28,232	$9.44	to	$19.97	$392,452	0.00%	0.65%	to	3.05%	-2.58%	to	-0.17%
December 31, 2014	34,413	$9.70	to	$20.00	$472,442	0.00%	0.65%	to	3.05%	-3.14%	to	-0.75%

	AST BlackRock/Loomis Sayles Bond Portfolio
December 31, 2018	53,191	$10.90	to	$30.20	$972,143	0.00%	0.65%	to	3.05%	-3.71%	to	-1.31%
December 31, 2017	67,284	$11.30	to	$30.60	$1,223,685	0.00%	0.65%	to	3.05%	1.19%	to	3.68%
December 31, 2016	70,181	$11.14	to	$29.51	$1,214,178	0.00%	0.65%	to	3.05%	1.06%	to	3.55%
December 31, 2015	80,127	$11.00	to	$28.50	$1,334,242	0.00%	0.65%	to	3.05%	-5.09%	to	-2.74%
December 31, 2014	98,250	$11.57	to	$29.30	$1,680,168	0.00%	0.65%	to	3.05%	1.05%	to	3.55%

	AST QMA US Equity Alpha Portfolio
December 31, 2018	5,575	$16.17	to	$34.19	$147,401	0.00%	0.65%	to	3.05%	-11.03%	to	-8.82%
December 31, 2017	7,106	$18.02	to	$37.65	$201,546	0.00%	0.65%	to	3.05%	18.53%	to	21.46%
December 31, 2016	7,871	$15.08	to	$31.12	$178,788	0.00%	0.65%	to	3.05%	11.35%	to	14.10%
December 31, 2015	8,319	$13.43	to	$27.39	$166,852	0.00%	0.65%	to	3.05%	-0.06%	to	2.41%
December 31, 2014	9,587	$13.33	to	$26.85	$189,183	0.00%	0.65%	to	3.05%	13.64%	to	16.45%

	AST T. Rowe Price Natural Resources Portfolio
December 31, 2018	3,167	$10.22	to	$50.70	$87,937	0.00%	0.65%	to	3.05%	-19.21%	to	-17.20%
December 31, 2017	4,768	$12.61	to	$61.23	$149,316	0.00%	0.65%	to	3.05%	6.95%	to	9.59%
December 31, 2016	5,286	$11.76	to	$55.87	$146,743	0.00%	0.65%	to	3.05%	20.82%	to	23.81%
December 31, 2015	5,865	$9.70	to	$45.13	$130,865	0.00%	0.65%	to	3.05%	-21.72%	to	-19.78%
December 31, 2014	7,167	$12.35	to	$56.25	$197,593	0.00%	0.65%	to	3.05%	-11.16%	to	-8.96%

	AST T. Rowe Price Asset Allocation Portfolio
December 31, 2018	84,099	$13.60	to	$45.70	$2,051,356	0.00%	0.65%	to	3.05%	-8.23%	to	-5.95%
December 31, 2017	106,379	$14.79	to	$48.59	$2,636,866	0.00%	0.65%	to	3.05%	11.90%	to	14.66%
December 31, 2016	121,958	$13.19	to	$42.38	$2,484,301	0.00%	0.65%	to	3.05%	4.27%	to	6.85%
December 31, 2015	132,312	$12.62	to	$39.66	$2,500,337	0.00%	0.65%	to	3.05%	-3.01%	to	-0.61%
December 31, 2014	118,931	$12.99	to	$39.91	$2,272,782	0.00%	0.65%	to	3.05%	2.65%	to	5.19%

	AST International Value Portfolio
December 31, 2018	6,036	$8.00	to	$22.63	$96,766	0.00%	0.65%	to	3.05%	-18.71%	to	-16.68%
December 31, 2017	7,226	$9.76	to	$27.23	$135,561	0.00%	0.65%	to	3.05%	19.08%	to	22.02%
December 31, 2016	7,932	$8.13	to	$22.37	$116,299	0.00%	0.65%	to	3.05%	-2.48%	to	-0.07%
December 31, 2015	8,816	$8.27	to	$22.45	$127,568	0.00%	0.65%	to	3.05%	-2.26%	to	0.16%
December 31, 2014	9,452	$8.39	to	$22.47	$137,520	0.00%	0.65%	to	3.05%	-9.55%	to	-7.31%

	AST MFS Global Equity Portfolio
December 31, 2018	6,422	$17.81	to	$34.13	$173,269	0.00%	0.65%	to	3.05%	-12.33%	to	-10.14%
December 31, 2017	8,303	$20.25	to	$38.08	$246,653	0.00%	0.65%	to	3.05%	20.07%	to	23.04%
December 31, 2016	8,903	$16.82	to	$31.03	$212,926	0.00%	0.65%	to	3.05%	3.85%	to	6.42%
December 31, 2015	10,587	$16.14	to	$29.23	$238,560	0.00%	0.65%	to	3.05%	-4.47%	to	-2.11%
December 31, 2014	11,157	$16.85	to	$29.93	$257,973	0.00%	0.65%	to	3.05%	0.47%	to	2.96%

A89

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan International Equity Portfolio
December 31, 2018	6,220	$8.91	to	$38.51	$133,179	0.00%	0.65%	to	3.05%	-20.00%	to	-18.01%
December 31, 2017	7,658	$11.45	to	$47.32	$191,305	0.00%	0.65%	to	3.05%	25.69%	to	28.79%
December 31, 2016	8,194	$9.04	to	$37.02	$149,957	0.00%	0.65%	to	3.05%	-1.17%	to	1.27%
December 31, 2015	9,609	$9.07	to	$36.84	$171,212	0.00%	0.65%	to	3.05%	-5.76%	to	-3.43%
December 31, 2014	10,518	$9.54	to	$38.43	$194,149	0.00%	0.65%	to	3.05%	-9.22%	to	-6.97%

	AST Templeton Global Bond Portfolio
December 31, 2018	7,412	$9.65	to	$19.90	$117,093	0.00%	0.65%	to	3.05%	-1.13%	to	1.33%
December 31, 2017	9,423	$9.73	to	$19.64	$146,224	0.00%	0.65%	to	3.05%	-1.06%	to	1.38%
December 31, 2016	9,497	$9.80	to	$19.37	$146,208	0.00%	0.65%	to	3.05%	1.18%	to	3.68%
December 31, 2015	10,711	$9.66	to	$18.68	$160,121	0.00%	0.65%	to	3.05%	-7.53%	to	-5.24%
December 31, 2014	13,173	$10.41	to	$19.71	$205,538	0.00%	0.65%	to	3.05%	-2.51%	to	-0.10%

	AST International Growth Portfolio
December 31, 2018	12,754	$8.87	to	$27.01	$282,893	0.00%	0.65%	to	3.05%	-15.99%	to	-13.90%
December 31, 2017	14,336	$14.08	to	$31.37	$371,248	0.00%	0.65%	to	3.05%	31.31%	to	34.55%
December 31, 2016	16,103	$10.69	to	$23.32	$310,842	0.00%	0.65%	to	3.05%	-6.71%	to	-4.40%
December 31, 2015	17,712	$11.42	to	$24.39	$360,041	0.00%	0.65%	to	3.05%	0.00%	to	2.48%
December 31, 2014	21,229	$11.39	to	$23.80	$414,735	0.00%	0.65%	to	3.05%	-8.41%	to	-6.14%

	AST Wellington Management Hedged Equity Portfolio
December 31, 2018	18,683	$11.15	to	$20.85	$262,215	0.00%	0.65%	to	3.05%	-7.91%	to	-5.62%
December 31, 2017	25,000	$12.08	to	$22.18	$371,661	0.00%	0.65%	to	3.05%	10.14%	to	12.86%
December 31, 2016	28,130	$10.95	to	$19.74	$369,268	0.00%	0.65%	to	3.05%	3.28%	to	5.83%
December 31, 2015	32,055	$10.58	to	$18.72	$398,202	0.00%	0.65%	to	3.05%	-3.66%	to	-1.28%
December 31, 2014	37,368	$10.96	to	$19.04	$475,936	0.00%	0.65%	to	3.05%	2.29%	to	4.82%

	AST Capital Growth Asset Allocation Portfolio
December 31, 2018	225,445	$13.06	to	$22.10	$3,713,437	0.00%	0.65%	to	3.05%	-9.09%	to	-6.83%
December 31, 2017	268,118	$14.34	to	$23.82	$4,739,094	0.00%	0.65%	to	3.05%	14.30%	to	17.12%
December 31, 2016	290,611	$12.52	to	$20.42	$4,366,613	0.00%	0.65%	to	3.05%	3.59%	to	6.14%
December 31, 2015	322,341	$12.06	to	$19.32	$4,568,948	0.00%	0.65%	to	3.05%	-2.53%	to	-0.12%
December 31, 2014	353,854	$12.35	to	$19.42	$5,062,625	0.00%	0.65%	to	3.05%	3.73%	to	6.30%

	AST Academic Strategies Asset Allocation Portfolio
December 31, 2018	108,321	$10.16	to	$16.68	$1,375,824	0.00%	0.65%	to	3.05%	-10.95%	to	-8.74%
December 31, 2017	147,946	$11.39	to	$18.35	$2,065,691	0.00%	0.65%	to	3.05%	9.16%	to	11.85%
December 31, 2016	164,069	$10.41	to	$16.47	$2,038,310	0.00%	0.65%	to	3.05%	3.10%	to	5.64%
December 31, 2015	189,678	$10.08	to	$15.65	$2,234,564	0.00%	0.65%	to	3.05%	-6.17%	to	-3.85%
December 31, 2014	233,965	$10.72	to	$16.35	$2,897,839	0.00%	0.65%	to	3.05%	0.65%	to	3.14%

	AST Balanced Asset Allocation Portfolio
December 31, 2018	134,640	$12.70	to	$20.12	$2,168,911	0.00%	0.65%	to	3.05%	-7.85%	to	-5.56%
December 31, 2017	158,749	$13.75	to	$21.39	$2,705,876	0.00%	0.65%	to	3.05%	11.41%	to	14.16%
December 31, 2016	175,198	$12.32	to	$18.81	$2,610,817	0.00%	0.65%	to	3.05%	3.06%	to	5.61%
December 31, 2015	192,366	$11.93	to	$17.88	$2,727,469	0.00%	0.65%	to	3.05%	-2.59%	to	-0.18%
December 31, 2014	213,350	$12.22	to	$17.99	$3,056,529	0.00%	0.65%	to	3.05%	3.27%	to	5.83%

	AST Preservation Asset Allocation Portfolio
December 31, 2018	96,607	$11.96	to	$17.11	$1,452,551	0.00%	0.65%	to	3.05%	-5.82%	to	-3.47%
December 31, 2017	117,509	$12.67	to	$17.80	$1,832,188	0.00%	0.65%	to	3.05%	6.78%	to	9.42%
December 31, 2016	129,995	$11.85	to	$16.33	$1,852,755	0.00%	0.65%	to	3.05%	2.32%	to	4.84%
December 31, 2015	146,324	$11.55	to	$15.64	$1,996,297	0.00%	0.65%	to	3.05%	-2.91%	to	-0.51%
December 31, 2014	168,147	$11.88	to	$15.79	$2,325,500	0.00%	0.65%	to	3.05%	2.55%	to	5.09%

	AST RCM World Trends Portfolio
December 31, 2018	45,095	$10.28	to	$17.54	$564,129	0.00%	0.65%	to	3.05%	-10.73%	to	-8.50%
December 31, 2017	60,889	$11.51	to	$19.25	$832,893	0.00%	0.65%	to	3.05%	12.70%	to	15.48%
December 31, 2016	65,646	$10.21	to	$16.74	$775,397	0.00%	0.65%	to	3.05%	1.63%	to	4.13%
December 31, 2015	75,872	$10.04	to	$15.71	$866,072	0.00%	0.65%	to	3.05%	-3.21%	to	-0.81%
December 31, 2014	73,708	$10.37	to	$15.87	$858,980	0.00%	0.65%	to	3.05%	1.93%	to	4.46%

A90

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST J.P. Morgan Global Thematic Portfolio
December 31, 2018	34,095	$11.79	to	$20.11	$475,317	0.00%	0.65%	to	3.05%	-10.21%	to	-7.98%
December 31, 2017	43,145	$13.08	to	$21.94	$655,139	0.00%	0.65%	to	3.05%	13.40%	to	16.20%
December 31, 2016	44,704	$11.50	to	$18.96	$583,431	0.00%	0.65%	to	3.05%	2.02%	to	4.53%
December 31, 2015	50,179	$11.24	to	$18.21	$631,139	0.00%	0.65%	to	3.05%	-4.07%	to	-1.69%
December 31, 2014	56,420	$11.68	to	$18.60	$728,979	0.00%	0.65%	to	3.05%	3.12%	to	5.67%

	AST Goldman Sachs Multi-Asset Portfolio
December 31, 2018	34,687	$10.63	to	$16.51	$435,238	0.00%	0.65%	to	3.05%	-9.91%	to	-7.67%
December 31, 2017	48,368	$11.76	to	$17.96	$657,150	0.00%	0.65%	to	3.05%	8.87%	to	11.55%
December 31, 2016	48,165	$10.77	to	$16.16	$585,983	0.00%	0.65%	to	3.05%	2.05%	to	4.57%
December 31, 2015	55,195	$10.52	to	$15.52	$646,785	0.00%	0.65%	to	3.05%	-3.93%	to	-1.55%
December 31, 2014	63,341	$10.92	to	$15.83	$761,420	0.00%	0.65%	to	3.05%	0.87%	to	3.37%

	AST Western Asset Core Plus Bond Portfolio
December 31, 2018	45,511	$11.05	to	$14.18	$590,429	0.00%	0.65%	to	3.05%	-5.26%	to	-2.90%
December 31, 2017	38,403	$11.64	to	$14.66	$512,988	0.00%	0.65%	to	3.05%	3.07%	to	5.62%
December 31, 2016	37,397	$11.27	to	$13.94	$473,796	0.00%	0.65%	to	3.05%	1.95%	to	4.47%
December 31, 2015	38,844	$11.12	to	$13.40	$473,697	0.00%	0.65%	to	3.05%	-1.85%	to	0.58%
December 31, 2014	40,755	$11.29	to	$13.37	$497,796	0.00%	0.65%	to	3.05%	3.93%	to	6.50%

	Davis Value Portfolio
December 31, 2018	43	$18.03	to	$24.03	$778	0.83%	1.40%	to	1.65%	-15.04%	to	-14.82%
December 31, 2017	47	$21.16	to	$28.28	$994	0.75%	1.40%	to	1.65%	20.61%	to	20.92%
December 31, 2016	52	$17.50	to	$23.45	$910	1.25%	1.40%	to	1.65%	10.04%	to	10.32%
December 31, 2015	60	$15.87	to	$21.31	$957	0.74%	1.40%	to	1.65%	-0.08%	to	0.17%
December 31, 2014	69	$15.84	to	$21.33	$1,094	0.87%	1.40%	to	1.65%	4.31%	to	4.57%

	Columbia Variable Portfolio - Asset Allocation Fund (Class 1)
December 31, 2018	113	$24.96	to	$24.96	$2,819	1.45%	1.00%	to	1.00%	-5.49%	to	-5.49%
December 31, 2017	128	$26.41	to	$26.41	$3,376	1.63%	1.00%	to	1.00%	14.47%	to	14.47%
December 31, 2016	146	$23.07	to	$23.07	$3,374	2.24%	1.00%	to	1.00%	4.31%	to	4.31%
December 31, 2015	173	$22.12	to	$22.12	$3,823	2.11%	1.00%	to	1.00%	0.06%	to	0.06%
December 31, 2014	196	$22.10	to	$22.10	$4,338	2.46%	1.00%	to	1.00%	8.95%	to	8.95%

	Columbia Variable Portfolio - Small Company Growth Fund (Class 1)
December 31, 2018	10	$37.95	to	$37.95	$369	0.00%	1.00%	to	1.00%	-2.74%	to	-2.74%
December 31, 2017	11	$39.02	to	$39.02	$446	0.00%	1.00%	to	1.00%	27.96%	to	27.96%
December 31, 2016	13	$30.49	to	$30.49	$388	0.00%	1.00%	to	1.00%	11.62%	to	11.62%
December 31, 2015	14	$27.32	to	$27.32	$371	0.00%	1.00%	to	1.00%	2.79%	to	2.79%
December 31, 2014	14	$26.58	to	$26.58	$380	0.00%	1.00%	to	1.00%	-5.59%	to	-5.59%

	Prudential SP International Growth Portfolio (Class I)
December 31, 2018	277	$12.07	to	$18.54	$4,355	0.00%	0.65%	to	2.75%	-15.22%	to	-13.38%
December 31, 2017	313	$14.24	to	$20.47	$5,739	0.00%	0.65%	to	2.75%	32.09%	to	34.93%
December 31, 2016	286	$10.78	to	$15.38	$3,895	0.00%	0.65%	to	2.75%	-6.23%	to	-4.21%
December 31, 2015	368	$11.50	to	$16.29	$5,260	0.00%	0.65%	to	2.75%	0.52%	to	2.70%
December 31, 2014	397	$11.44	to	$16.09	$5,552	0.00%	0.65%	to	2.75%	-8.31%	to	-6.33%

	ProFund VP Asia 30
December 31, 2018	285	$11.98	to	$28.03	$6,060	0.48%	0.65%	to	2.50%	-20.64%	to	-19.13%
December 31, 2017	381	$15.09	to	$34.74	$10,116	0.00%	0.65%	to	2.50%	29.57%	to	32.02%
December 31, 2016	396	$11.64	to	$26.38	$7,914	1.16%	0.65%	to	2.50%	-1.87%	to	-0.01%
December 31, 2015	455	$11.86	to	$26.45	$9,066	0.30%	0.65%	to	2.50%	-11.65%	to	-9.97%
December 31, 2014	549	$13.42	to	$29.46	$12,318	0.07%	0.65%	to	2.50%	-4.03%	to	-2.21%

	ProFund VP Banks
December 31, 2018	474	$6.39	to	$18.49	$3,870	0.40%	0.65%	to	2.50%	-19.96%	to	-18.43%
December 31, 2017	748	$7.98	to	$23.92	$7,511	0.22%	0.65%	to	2.50%	14.98%	to	17.15%
December 31, 2016	987	$6.94	to	$20.07	$8,514	0.27%	0.65%	to	2.50%	20.16%	to	22.43%
December 31, 2015	713	$5.78	to	$16.70	$5,068	0.21%	0.65%	to	2.50%	-2.92%	to	-1.08%
December 31, 2014	639	$5.24	to	$17.19	$4,619	0.09%	0.65%	to	2.75%	7.34%	to	9.66%

A91

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Bear
December 31, 2018	1,452	$1.24	to	$2.19	$2,620	0.00%	0.65%	to	2.45%	1.49%	to	3.38%
December 31, 2017	1,570	$1.18	to	$2.11	$2,664	0.00%	0.65%	to	2.45%	-19.97%	to	-18.50%
December 31, 2016	2,069	$1.47	to	$2.59	$4,237	0.00%	0.65%	to	2.50%	-15.22%	to	-13.62%
December 31, 2015	2,306	$1.73	to	$3.00	$5,631	0.00%	0.65%	to	2.50%	-7.30%	to	-5.54%
December 31, 2014	2,386	$1.86	to	$3.18	$5,964	0.00%	0.65%	to	2.50%	-16.39%	to	-14.81%

	ProFund VP Biotechnology
December 31, 2018	279	$25.88	to	$53.76	$8,063	0.00%	0.65%	to	1.65%	-8.30%	to	-7.36%
December 31, 2017	364	$28.15	to	$58.18	$11,552	0.00%	0.65%	to	1.65%	20.53%	to	21.75%
December 31, 2016	373	$23.30	to	$47.90	$9,701	0.00%	0.65%	to	1.65%	-16.87%	to	-16.03%
December 31, 2015	549	$27.96	to	$57.19	$17,356	0.00%	0.65%	to	1.65%	1.60%	to	2.63%
December 31, 2014	724	$27.45	to	$55.87	$22,711	0.00%	0.65%	to	1.90%	27.26%	to	28.88%

	ProFund VP Basic Materials
December 31, 2018	270	$11.71	to	$23.25	$5,044	0.37%	0.65%	to	2.65%	-19.85%	to	-18.20%
December 31, 2017	387	$14.61	to	$28.49	$8,858	0.40%	0.65%	to	2.65%	19.71%	to	22.16%
December 31, 2016	469	$12.20	to	$23.38	$8,774	0.41%	0.65%	to	2.65%	15.36%	to	17.72%
December 31, 2015	397	$10.58	to	$19.91	$6,317	0.59%	0.65%	to	2.65%	-16.21%	to	-14.48%
December 31, 2014	522	$12.62	to	$23.34	$9,745	0.60%	0.65%	to	2.65%	-1.01%	to	1.03%

	ProFund VP UltraBull
December 31, 2018	361	$17.22	to	$38.18	$7,002	0.00%	0.65%	to	1.90%	-17.12%	to	-16.06%
December 31, 2017	443	$20.67	to	$45.60	$10,254	0.00%	0.65%	to	1.90%	38.35%	to	40.10%
December 31, 2016	446	$14.86	to	$32.63	$7,389	0.00%	0.65%	to	1.90%	16.35%	to	17.83%
December 31, 2015	612	$12.71	to	$27.76	$9,050	0.00%	0.65%	to	1.90%	-4.73%	to	-3.51%
December 31, 2014	809	$13.27	to	$28.85	$12,418	0.00%	0.65%	to	1.90%	20.90%	to	22.44%

	ProFund VP Bull
December 31, 2018	1,381	$16.72	to	$24.53	$26,474	0.00%	0.65%	to	2.50%	-8.51%	to	-6.76%
December 31, 2017	1,627	$18.27	to	$26.37	$33,707	0.00%	0.65%	to	2.50%	16.37%	to	18.57%
December 31, 2016	1,486	$15.70	to	$22.30	$26,469	0.00%	0.65%	to	2.50%	6.93%	to	8.95%
December 31, 2015	1,917	$14.68	to	$20.66	$31,491	0.00%	0.65%	to	2.50%	-2.95%	to	-1.11%
December 31, 2014	3,408	$15.13	to	$21.19	$56,459	0.00%	0.65%	to	3.05%	8.07%	to	10.74%

	ProFund VP Consumer Services
December 31, 2018	376	$20.14	to	$34.62	$8,584	0.00%	0.65%	to	2.65%	-2.07%	to	-0.04%
December 31, 2017	421	$20.30	to	$34.92	$9,699	0.00%	0.65%	to	2.75%	15.12%	to	17.60%
December 31, 2016	471	$17.63	to	$29.93	$9,292	0.00%	0.65%	to	2.75%	1.33%	to	3.51%
December 31, 2015	753	$17.40	to	$29.15	$14,474	0.00%	0.65%	to	2.75%	1.81%	to	4.01%
December 31, 2014	606	$17.09	to	$28.26	$11,146	0.00%	0.65%	to	3.05%	9.03%	to	11.73%

	ProFund VP Consumer Goods
December 31, 2018	306	$15.26	to	$24.88	$6,051	1.21%	0.65%	to	2.75%	-17.16%	to	-15.36%
December 31, 2017	424	$18.42	to	$29.46	$9,933	1.18%	0.65%	to	2.75%	11.90%	to	14.31%
December 31, 2016	508	$16.46	to	$25.84	$10,411	1.05%	0.65%	to	2.75%	0.70%	to	2.87%
December 31, 2015	718	$16.35	to	$25.18	$14,355	0.94%	0.65%	to	2.75%	1.30%	to	3.49%
December 31, 2014	863	$16.14	to	$24.40	$16,704	0.57%	0.65%	to	3.05%	6.87%	to	9.51%

	ProFund VP Oil & Gas
December 31, 2018	529	$9.05	to	$21.33	$8,592	1.70%	0.65%	to	2.65%	-22.35%	to	-20.74%
December 31, 2017	667	$11.66	to	$26.99	$13,795	1.17%	0.65%	to	3.05%	-6.12%	to	-3.80%
December 31, 2016	897	$12.37	to	$28.12	$19,308	1.33%	0.65%	to	3.05%	20.41%	to	23.38%
December 31, 2015	905	$10.23	to	$22.85	$15,917	0.70%	0.65%	to	2.65%	-25.41%	to	-23.87%
December 31, 2014	1,124	$13.71	to	$30.09	$25,967	0.42%	0.65%	to	3.05%	-13.59%	to	-11.45%

	ProFund VP Europe 30
December 31, 2018	625	$8.55	to	$17.19	$7,127	3.16%	0.65%	to	2.50%	-16.29%	to	-14.69%
December 31, 2017	865	$10.08	to	$20.20	$11,647	1.64%	0.65%	to	2.50%	16.73%	to	18.93%
December 31, 2016	942	$8.53	to	$17.03	$10,659	3.05%	0.65%	to	2.50%	5.12%	to	7.11%
December 31, 2015	984	$8.01	to	$15.94	$10,518	5.30%	0.65%	to	2.50%	-13.11%	to	-11.46%
December 31, 2014	1,052	$9.10	to	$18.04	$12,684	1.42%	0.65%	to	2.75%	-11.16%	to	-9.24%

A92

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Financials
December 31, 2018	1,024	$8.47	to	$24.25	$12,094	0.38%	0.65%	to	2.75%	-12.91%	to	-11.01%
December 31, 2017	1,503	$9.73	to	$27.48	$20,133	0.32%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	1,688	$8.46	to	$23.59	$19,362	0.34%	0.65%	to	2.75%	12.16%	to	14.57%
December 31, 2015	1,582	$7.55	to	$20.75	$15,929	0.33%	0.65%	to	2.75%	-4.20%	to	-2.13%
December 31, 2014	1,954	$7.88	to	$21.38	$20,490	0.20%	0.65%	to	3.05%	9.47%	to	12.18%

	ProFund VP U.S. Government Plus
December 31, 2018	316	$12.19	to	$21.91	$6,105	0.91%	0.65%	to	2.65%	-7.94%	to	-6.04%
December 31, 2017	367	$13.21	to	$23.32	$7,600	0.43%	0.65%	to	2.65%	6.59%	to	8.78%
December 31, 2016	501	$12.37	to	$21.43	$9,486	0.00%	0.65%	to	2.65%	-2.94%	to	-0.95%
December 31, 2015	760	$12.72	to	$21.64	$14,559	0.00%	0.65%	to	2.65%	-8.14%	to	-6.25%
December 31, 2014	864	$13.81	to	$23.09	$17,723	0.18%	0.65%	to	2.75%	32.64%	to	35.50%

	ProFund VP Health Care
December 31, 2018	1,183	$21.53	to	$34.25	$28,459	0.00%	0.65%	to	2.65%	1.65%	to	3.75%
December 31, 2017	1,298	$20.91	to	$33.14	$30,473	0.00%	0.65%	to	2.65%	17.72%	to	20.13%
December 31, 2016	1,493	$17.54	to	$27.70	$29,357	0.00%	0.65%	to	2.65%	-6.59%	to	-4.68%
December 31, 2015	2,360	$18.54	to	$29.17	$49,520	0.00%	0.65%	to	3.05%	1.82%	to	4.34%
December 31, 2014	2,579	$17.90	to	$28.07	$52,236	0.08%	0.65%	to	3.05%	19.93%	to	22.89%

	Access VP High Yield Fund
December 31, 2018	268	$19.10	to	$21.93	$5,446	2.72%	0.65%	to	1.65%	-2.26%	to	-1.26%
December 31, 2017	459	$18.92	to	$22.21	$9,460	2.95%	0.65%	to	1.90%	2.81%	to	4.11%
December 31, 2016	981	$18.40	to	$21.33	$19,772	3.38%	0.65%	to	1.90%	6.94%	to	8.29%
December 31, 2015	462	$17.21	to	$19.70	$8,489	3.71%	0.65%	to	1.90%	-1.75%	to	-0.50%
December 31, 2014	646	$17.52	to	$19.80	$11,928	3.81%	0.65%	to	1.90%	0.39%	to	1.67%

	ProFund VP Industrials
December 31, 2018	255	$20.63	to	$30.18	$5,749	0.11%	0.65%	to	2.45%	-14.92%	to	-13.33%
December 31, 2017	491	$19.22	to	$34.91	$12,596	0.17%	0.65%	to	2.65%	19.16%	to	21.60%
December 31, 2016	538	$16.13	to	$28.78	$11,429	0.18%	0.65%	to	2.65%	14.44%	to	16.78%
December 31, 2015	391	$13.94	to	$24.71	$7,192	0.11%	0.65%	to	2.75%	-6.08%	to	-4.05%
December 31, 2014	629	$14.84	to	$25.82	$12,138	0.24%	0.65%	to	2.75%	2.67%	to	4.89%

	ProFund VP Internet
December 31, 2018	91	$69.76	to	$87.90	$6,815	0.00%	0.65%	to	1.65%	3.19%	to	4.25%
December 31, 2017	106	$67.60	to	$84.53	$7,622	0.00%	0.65%	to	1.65%	33.81%	to	35.17%
December 31, 2016	123	$50.52	to	$62.69	$6,531	0.00%	0.65%	to	1.65%	3.79%	to	4.84%
December 31, 2015	195	$48.68	to	$59.95	$9,887	0.00%	0.65%	to	1.90%	18.07%	to	19.57%
December 31, 2014	124	$41.12	to	$50.26	$5,279	0.00%	0.65%	to	1.90%	-0.80%	to	0.46%

	ProFund VP Japan
December 31, 2018	370	$10.65	to	$17.74	$4,458	0.00%	0.65%	to	2.50%	-13.86%	to	-12.21%
December 31, 2017	453	$12.36	to	$20.26	$6,343	0.00%	0.65%	to	2.50%	15.50%	to	17.68%
December 31, 2016	464	$10.70	to	$17.26	$5,497	0.00%	0.65%	to	2.50%	-2.09%	to	-0.24%
December 31, 2015	642	$10.93	to	$17.35	$7,721	0.00%	0.65%	to	2.50%	3.16%	to	5.12%
December 31, 2014	641	$10.69	to	$16.54	$7,392	0.00%	0.65%	to	2.50%	0.65%	to	2.56%

	ProFund VP Precious Metals
December 31, 2018	1,250	$4.51	to	$7.90	$8,149	0.00%	0.65%	to	2.50%	-15.65%	to	-14.03%
December 31, 2017	1,373	$5.34	to	$9.21	$10,421	0.00%	0.65%	to	2.50%	2.65%	to	4.60%
December 31, 2016	1,922	$5.20	to	$8.83	$14,055	0.00%	0.65%	to	2.50%	51.93%	to	54.81%
December 31, 2015	2,126	$3.42	to	$5.72	$10,178	0.00%	0.65%	to	2.50%	-34.53%	to	-33.29%
December 31, 2014	2,217	$4.99	to	$8.59	$15,781	0.00%	0.65%	to	2.75%	-25.96%	to	-24.36%

	ProFund VP Mid-Cap Growth
December 31, 2018	571	$19.94	to	$30.98	$13,303	0.00%	0.65%	to	2.50%	-14.19%	to	-12.55%
December 31, 2017	753	$20.47	to	$35.52	$20,183	0.00%	0.65%	to	2.65%	15.18%	to	17.54%
December 31, 2016	852	$17.77	to	$30.30	$19,651	0.00%	0.65%	to	2.65%	9.89%	to	12.14%
December 31, 2015	1,019	$16.17	to	$27.08	$21,169	0.00%	0.65%	to	2.65%	-2.37%	to	-0.37%
December 31, 2014	1,099	$16.56	to	$27.25	$23,083	0.00%	0.65%	to	2.65%	3.09%	to	5.20%

A93

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Mid-Cap Value
December 31, 2018	426	$18.88	to	$30.36	$9,538	0.11%	0.65%	to	2.50%	-15.47%	to	-13.86%
December 31, 2017	570	$22.33	to	$35.33	$14,778	0.27%	0.65%	to	2.50%	7.85%	to	9.89%
December 31, 2016	1,002	$20.71	to	$32.23	$23,708	0.22%	0.65%	to	2.50%	21.24%	to	23.53%
December 31, 2015	620	$17.08	to	$26.16	$12,038	0.14%	0.65%	to	2.50%	-10.52%	to	-8.82%
December 31, 2014	802	$19.09	to	$28.76	$17,299	0.12%	0.65%	to	2.50%	7.43%	to	9.47%

	ProFund VP Pharmaceuticals
December 31, 2018	199	$13.94	to	$23.19	$3,049	1.02%	0.65%	to	2.50%	-8.56%	to	-6.81%
December 31, 2017	261	$15.11	to	$25.24	$4,347	0.99%	0.65%	to	2.65%	7.44%	to	9.64%
December 31, 2016	316	$13.92	to	$23.35	$4,779	0.93%	0.65%	to	2.65%	-6.28%	to	-4.36%
December 31, 2015	505	$14.70	to	$24.76	$8,013	0.51%	0.65%	to	2.65%	1.67%	to	3.76%
December 31, 2014	717	$14.31	to	$24.21	$10,882	0.86%	0.65%	to	2.65%	16.20%	to	18.58%

	ProFund VP Real Estate
December 31, 2018	256	$12.90	to	$29.06	$6,363	2.15%	0.65%	to	2.75%	-8.31%	to	-6.31%
December 31, 2017	273	$14.07	to	$31.02	$7,348	0.93%	0.65%	to	2.75%	5.09%	to	7.35%
December 31, 2016	348	$13.39	to	$28.89	$8,658	1.73%	0.65%	to	2.75%	2.83%	to	5.04%
December 31, 2015	494	$13.02	to	$27.51	$11,629	0.61%	0.65%	to	2.75%	-2.43%	to	-0.33%
December 31, 2014	691	$13.35	to	$27.60	$16,399	1.64%	0.65%	to	3.05%	21.21%	to	24.20%

	ProFund VP Rising Rates Opportunity
December 31, 2018	1,810	$1.41	to	$2.88	$2,806	0.00%	0.65%	to	2.65%	1.38%	to	3.48%
December 31, 2017	2,029	$1.37	to	$2.83	$3,079	0.00%	0.65%	to	3.05%	-14.59%	to	-12.48%
December 31, 2016	5,622	$1.58	to	$3.28	$9,306	0.00%	0.65%	to	3.05%	-8.04%	to	-5.77%
December 31, 2015	4,213	$1.70	to	$3.53	$7,627	0.00%	0.65%	to	2.65%	-4.19%	to	-2.23%
December 31, 2014	6,710	$1.76	to	$3.66	$12,483	0.00%	0.65%	to	3.05%	-32.39%	to	-30.71%

	ProFund VP NASDAQ-100
December 31, 2018	915	$15.27	to	$44.48	$17,927	0.00%	0.65%	to	2.50%	-4.34%	to	-2.51%
December 31, 2017	1,083	$15.79	to	$45.74	$22,390	0.00%	0.65%	to	2.50%	27.12%	to	29.53%
December 31, 2016	1,079	$12.28	to	$35.40	$17,931	0.00%	0.65%	to	2.50%	2.63%	to	4.57%
December 31, 2015	1,741	$11.83	to	$33.94	$28,860	0.00%	0.65%	to	2.50%	4.77%	to	6.76%
December 31, 2014	1,971	$11.17	to	$31.87	$30,972	0.00%	0.65%	to	2.50%	14.08%	to	16.25%

	ProFund VP Semiconductor
December 31, 2018	116	$14.14	to	$16.74	$1,784	0.00%	0.65%	to	1.65%	-11.72%	to	-10.82%
December 31, 2017	208	$16.02	to	$25.89	$3,542	0.26%	0.65%	to	1.90%	32.99%	to	34.68%
December 31, 2016	195	$12.02	to	$19.47	$2,515	0.14%	0.65%	to	1.90%	25.29%	to	26.88%
December 31, 2015	196	$9.57	to	$15.54	$1,975	0.69%	0.65%	to	1.90%	-4.72%	to	-3.51%
December 31, 2014	328	$10.02	to	$16.31	$3,404	0.14%	0.65%	to	1.90%	31.97%	to	33.66%

	ProFund VP Small-Cap Growth
December 31, 2018	467	$18.30	to	$37.20	$13,036	0.00%	0.65%	to	2.75%	-8.36%	to	-6.36%
December 31, 2017	649	$19.97	to	$39.82	$19,504	0.00%	0.65%	to	2.75%	9.87%	to	12.24%
December 31, 2016	839	$18.18	to	$35.57	$22,673	0.00%	0.65%	to	2.75%	16.94%	to	19.45%
December 31, 2015	951	$15.54	to	$29.85	$21,608	0.00%	0.65%	to	2.75%	-1.61%	to	0.52%
December 31, 2014	1,015	$15.80	to	$29.78	$23,075	0.00%	0.65%	to	3.05%	-0.94%	to	1.51%

	ProFund VP Short Mid-Cap
December 31, 2018	281	$1.44	to	$1.66	$415	0.00%	0.65%	to	1.65%	9.13%	to	10.24%
December 31, 2017	86	$1.32	to	$1.50	$123	0.00%	0.65%	to	1.65%	-16.26%	to	-15.41%
December 31, 2016	239	$1.57	to	$1.78	$389	0.00%	0.65%	to	1.65%	-21.50%	to	-20.71%
December 31, 2015	245	$2.00	to	$2.24	$498	0.00%	0.65%	to	1.65%	-3.33%	to	-2.35%
December 31, 2014	249	$2.07	to	$2.29	$527	0.00%	0.65%	to	1.65%	-13.89%	to	-13.01%

	ProFund VP Short NASDAQ-100
December 31, 2018	917	$0.56	to	$1.09	$656	0.00%	0.65%	to	2.40%	-5.23%	to	-3.51%
December 31, 2017	837	$0.59	to	$0.90	$627	0.00%	0.65%	to	2.40%	-27.04%	to	-25.73%
December 31, 2016	1,416	$0.82	to	$1.57	$1,407	0.00%	0.65%	to	2.40%	-12.21%	to	-10.64%
December 31, 2015	1,355	$0.93	to	$1.78	$1,493	0.00%	0.65%	to	2.40%	-15.13%	to	-13.60%
December 31, 2014	832	$1.09	to	$2.09	$1,065	0.00%	0.65%	to	2.45%	-21.36%	to	-19.91%
A94

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Short Small-Cap
December 31, 2018	965	$1.37	to	$1.58	$1,341	0.00%	0.65%	to	1.65%	8.56%	to	9.67%
December 31, 2017	139	$1.26	to	$1.44	$191	0.00%	0.65%	to	1.65%	-15.61%	to	-14.76%
December 31, 2016	166	$1.49	to	$1.69	$262	0.00%	0.65%	to	1.65%	-22.88%	to	-22.10%
December 31, 2015	272	$1.93	to	$2.16	$539	0.00%	0.65%	to	1.65%	-2.46%	to	-1.47%
December 31, 2014	339	$1.98	to	$2.20	$688	0.00%	0.65%	to	1.65%	-10.73%	to	-9.82%

	ProFund VP Small-Cap Value
December 31, 2018	417	$14.38	to	$29.62	$8,534	0.00%	0.65%	to	2.75%	-16.59%	to	-14.78%
December 31, 2017	510	$17.24	to	$34.85	$12,452	0.02%	0.65%	to	2.75%	6.70%	to	9.00%
December 31, 2016	827	$16.15	to	$32.05	$18,734	0.00%	0.65%	to	2.75%	25.25%	to	27.94%
December 31, 2015	608	$12.90	to	$25.11	$10,714	0.00%	0.65%	to	2.75%	-10.80%	to	-8.87%
December 31, 2014	702	$14.46	to	$27.63	$13,800	0.00%	0.65%	to	2.75%	2.90%	to	5.13%

	ProFund VP Technology
December 31, 2018	458	$12.20	to	$35.60	$6,371	0.00%	0.65%	to	1.65%	-3.92%	to	-2.93%
December 31, 2017	509	$12.67	to	$36.76	$7,507	0.05%	0.65%	to	1.65%	32.96%	to	34.31%
December 31, 2016	543	$9.50	to	$27.44	$6,162	0.00%	0.65%	to	1.90%	10.21%	to	11.61%
December 31, 2015	598	$8.58	to	$24.65	$6,100	0.00%	0.65%	to	1.90%	0.46%	to	1.74%
December 31, 2014	592	$8.50	to	$22.56	$6,252	0.00%	0.65%	to	1.90%	15.87%	to	17.35%

	ProFund VP Telecommunications
December 31, 2018	352	$6.24	to	$15.63	$3,097	5.67%	0.65%	to	2.75%	-17.45%	to	-15.66%
December 31, 2017	476	$7.46	to	$18.58	$5,141	4.50%	0.65%	to	2.75%	-4.81%	to	-2.76%
December 31, 2016	622	$7.73	to	$19.15	$6,815	1.64%	0.65%	to	2.75%	18.32%	to	20.87%
December 31, 2015	453	$6.44	to	$15.88	$4,363	1.78%	0.65%	to	2.75%	-1.27%	to	0.86%
December 31, 2014	627	$6.43	to	$15.79	$6,332	3.61%	0.65%	to	3.05%	-2.50%	to	-0.09%

	ProFund VP UltraMid-Cap
December 31, 2018	247	$28.21	to	$55.11	$8,245	0.00%	0.65%	to	2.45%	-28.58%	to	-27.25%
December 31, 2017	344	$39.18	to	$75.95	$15,747	0.00%	0.65%	to	2.50%	25.65%	to	28.02%
December 31, 2016	668	$30.91	to	$59.47	$22,800	0.00%	0.65%	to	2.50%	34.47%	to	37.02%
December 31, 2015	790	$22.79	to	$43.52	$19,480	0.00%	0.65%	to	2.50%	-11.42%	to	-9.74%
December 31, 2014	845	$25.51	to	$48.71	$23,523	0.00%	0.65%	to	2.50%	12.46%	to	14.59%

	ProFund VP UltraNASDAQ-100
December 31, 2018	4,640	$6.82	to	$110.26	$41,335	0.00%	0.65%	to	1.65%	-11.13%	to	-10.22%
December 31, 2017	5,202	$7.66	to	$123.13	$51,453	0.00%	0.65%	to	1.65%	65.56%	to	67.24%
December 31, 2016	6,057	$3.10	to	$73.81	$35,719	0.00%	0.65%	to	1.65%	6.84%	to	7.92%
December 31, 2015	7,828	$2.89	to	$68.57	$43,081	0.00%	0.65%	to	1.65%	11.73%	to	12.86%
December 31, 2014	8,527	$2.58	to	$60.90	$42,099	0.00%	0.65%	to	1.90%	33.26%	to	34.96%

	ProFund VP UltraSmall-Cap
December 31, 2018	258	$17.42	to	$39.68	$4,993	0.00%	0.65%	to	1.65%	-28.17%	to	-27.43%
December 31, 2017	344	$24.19	to	$54.82	$9,351	0.00%	0.65%	to	1.90%	22.83%	to	24.39%
December 31, 2016	398	$19.60	to	$44.18	$8,740	0.00%	0.65%	to	1.90%	36.95%	to	38.69%
December 31, 2015	439	$14.24	to	$31.94	$7,044	0.00%	0.65%	to	1.90%	-14.63%	to	-13.54%
December 31, 2014	561	$16.59	to	$37.03	$10,466	0.00%	0.65%	to	1.90%	3.38%	to	4.69%

	ProFund VP Utilities
December 31, 2018	774	$17.08	to	$35.28	$17,118	2.06%	0.65%	to	2.75%	0.04%	to	2.21%
December 31, 2017	1,015	$17.07	to	$34.60	$22,354	2.05%	0.65%	to	2.75%	7.61%	to	9.92%
December 31, 2016	1,020	$15.87	to	$31.56	$20,609	1.50%	0.65%	to	2.75%	11.92%	to	14.33%
December 31, 2015	1,069	$14.18	to	$27.67	$19,082	2.22%	0.65%	to	2.75%	-8.98%	to	-7.01%
December 31, 2014	1,720	$15.57	to	$29.84	$33,522	1.70%	0.65%	to	3.05%	22.05%	to	25.07%

	ProFund VP Large-Cap Growth
December 31, 2018	672	$17.93	to	$30.11	$14,844	0.00%	0.65%	to	2.65%	-4.48%	to	-2.50%
December 31, 2017	939	$18.77	to	$31.01	$21,496	0.00%	0.65%	to	2.65%	21.98%	to	24.48%
December 31, 2016	956	$15.38	to	$25.01	$17,650	0.04%	0.65%	to	2.65%	2.24%	to	4.33%
December 31, 2015	1,412	$15.05	to	$24.07	$24,975	0.00%	0.65%	to	2.65%	1.01%	to	3.08%
December 31, 2014	2,196	$14.90	to	$23.45	$37,627	0.10%	0.65%	to	2.65%	9.94%	to	12.19%

A95

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	ProFund VP Large-Cap Value
December 31, 2018	698	$12.55	to	$23.01	$10,822	0.89%	0.65%	to	2.65%	-13.01%	to	-11.21%
December 31, 2017	906	$14.42	to	$26.13	$15,938	0.99%	0.65%	to	2.65%	10.44%	to	12.70%
December 31, 2016	1,195	$13.06	to	$23.37	$18,603	1.12%	0.65%	to	2.65%	12.38%	to	14.68%
December 31, 2015	1,111	$11.62	to	$19.72	$15,188	1.07%	0.65%	to	2.65%	-7.26%	to	-5.35%
December 31, 2014	1,950	$12.53	to	$22.39	$28,107	0.62%	0.65%	to	2.65%	7.55%	to	9.76%

	Rydex VT Nova Fund
December 31, 2018	76	$13.91	to	$16.14	$1,059	0.18%	0.65%	to	1.40%	-11.58%	to	-10.91%
December 31, 2017	87	$15.73	to	$18.12	$1,368	0.05%	0.65%	to	1.40%	29.94%	to	30.93%
December 31, 2016	106	$12.10	to	$13.84	$1,280	0.00%	0.65%	to	1.40%	14.11%	to	14.97%
December 31, 2015	125	$10.61	to	$12.04	$1,334	0.00%	0.65%	to	1.40%	-2.11%	to	-1.36%
December 31, 2014	159	$10.84	to	$12.20	$1,746	0.09%	0.65%	to	1.40%	16.93%	to	17.82%

	Rydex VT NASDAQ-100® Fund
December 31, 2018	405	$18.68	to	$41.88	$7,582	0.00%	0.65%	to	1.65%	-3.44%	to	-2.45%
December 31, 2017	461	$19.29	to	$43.37	$8,899	0.00%	0.65%	to	1.65%	28.96%	to	30.27%
December 31, 2016	521	$14.92	to	$33.63	$7,781	0.00%	0.65%	to	1.65%	4.24%	to	5.29%
December 31, 2015	631	$14.28	to	$32.26	$9,018	0.00%	0.65%	to	1.65%	6.46%	to	7.54%
December 31, 2014	738	$9.21	to	$30.31	$9,894	0.00%	0.65%	to	1.65%	15.51%	to	16.68%

	Rydex VT Inverse S&P 500® Strategy Fund
December 31, 2018	9	$2.10	to	$2.28	$19	0.00%	1.00%	to	1.40%	2.50%	to	2.92%
December 31, 2017	9	$2.05	to	$2.21	$19	0.00%	1.00%	to	1.40%	-18.50%	to	-18.18%
December 31, 2016	8	$2.52	to	$2.70	$21	0.00%	1.00%	to	1.40%	-13.22%	to	-12.86%
December 31, 2015	11	$2.90	to	$3.10	$32	0.00%	1.00%	to	1.40%	-5.77%	to	-5.39%
December 31, 2014	13	$2.10	to	$3.28	$39	0.00%	1.00%	to	1.65%	-15.87%	to	-15.31%

	Invesco V.I. Health Care Fund (Series I)
December 31, 2018	843	$19.91	to	$32.77	$23,876	0.00%	0.65%	to	3.05%	-2.19%	to	0.25%
December 31, 2017	1,003	$20.27	to	$32.69	$28,295	0.36%	0.65%	to	3.05%	12.30%	to	15.08%
December 31, 2016	1,228	$17.76	to	$28.41	$30,112	0.00%	0.65%	to	3.05%	-14.16%	to	-12.04%
December 31, 2015	1,698	$20.62	to	$32.29	$46,871	0.00%	0.65%	to	3.05%	0.02%	to	2.49%
December 31, 2014	1,946	$20.56	to	$31.51	$52,380	0.00%	0.65%	to	3.05%	16.02%	to	18.89%

	Invesco V.I. Technology Fund (Series I)
December 31, 2018	1,501	$7.51	to	$22.21	$18,308	0.00%	0.65%	to	1.75%	-2.21%	to	-1.10%
December 31, 2017	1,741	$7.64	to	$21.30	$21,669	0.00%	0.65%	to	1.75%	32.78%	to	34.26%
December 31, 2016	1,824	$5.72	to	$21.83	$16,817	0.00%	0.65%	to	1.90%	-2.64%	to	-1.40%
December 31, 2015	2,189	$5.84	to	$22.43	$20,672	0.00%	0.65%	to	1.90%	4.79%	to	6.12%
December 31, 2014	2,382	$5.54	to	$21.40	$21,265	0.00%	0.65%	to	1.90%	8.94%	to	10.33%

	Wells Fargo VT Index Asset Allocation Fund (Class 2)
December 31, 2018	380	$19.79	to	$44.05	$16,725	0.97%	1.40%	to	2.00%	-4.86%	to	-4.27%
December 31, 2017	450	$20.80	to	$46.01	$20,653	0.74%	1.40%	to	2.00%	10.01%	to	10.68%
December 31, 2016	500	$18.91	to	$41.57	$20,761	0.90%	1.40%	to	2.00%	5.52%	to	6.17%
December 31, 2015	593	$17.92	to	$39.16	$23,200	1.02%	1.40%	to	2.00%	-0.78%	to	-0.17%
December 31, 2014	707	$17.87	to	$39.22	$27,690	1.52%	1.25%	to	2.25%	0.00%	to	16.41%

	Wells Fargo VT International Equity Fund (Class 2)
December 31, 2018	25	$8.52	to	$14.36	$225	11.45%	1.40%	to	1.90%	-18.86%	to	-18.44%
December 31, 2017	30	$10.44	to	$17.65	$322	2.67%	1.40%	to	1.90%	21.98%	to	22.60%
December 31, 2016	38	$8.52	to	$14.43	$329	2.92%	1.40%	to	1.90%	1.34%	to	1.85%
December 31, 2015	44	$8.36	to	$14.20	$372	3.62%	1.40%	to	1.90%	-0.13%	to	0.38%
December 31, 2014	61	$8.33	to	$14.19	$510	2.70%	1.40%	to	2.15%	-7.39%	to	-6.68%

	Wells Fargo VT Small Cap Growth Fund (Class 2)
December 31, 2018	45	$25.14	to	$41.13	$1,137	0.00%	1.40%	to	1.65%	-0.37%	to	-0.12%
December 31, 2017	51	$25.17	to	$41.29	$1,279	0.00%	1.40%	to	1.65%	23.79%	to	24.10%
December 31, 2016	55	$20.28	to	$33.35	$1,123	0.00%	1.40%	to	1.65%	5.97%	to	6.24%
December 31, 2015	72	$19.09	to	$31.47	$1,384	0.00%	1.40%	to	1.65%	-4.49%	to	-4.24%
December 31, 2014	81	$19.94	to	$32.95	$1,620	0.00%	1.40%	to	1.65%	-3.50%	to	-3.25%

A96

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Fidelity Institutional AM℠ Quantitative Portfolio
December 31, 2018	61,719	$11.03	to	$18.79	$810,388	0.00%	0.65%	to	3.05%	-10.57%	to	-8.35%
December 31, 2017	79,948	$11.93	to	$20.59	$1,146,433	0.00%	0.65%	to	3.05%	12.93%	to	15.72%
December 31, 2016	87,946	$10.56	to	$17.86	$1,084,884	0.00%	0.65%	to	3.05%	1.08%	to	3.58%
December 31, 2015	100,567	$10.44	to	$17.32	$1,202,190	0.00%	0.65%	to	3.05%	-2.09%	to	0.33%
December 31, 2014	113,449	$10.66	to	$17.33	$1,364,995	0.00%	0.65%	to	3.05%	0.01%	to	2.48%

	AST Prudential Growth Allocation Portfolio
December 31, 2018	244,176	$11.32	to	$21.05	$3,445,068	0.00%	0.65%	to	3.05%	-10.43%	to	-8.20%
December 31, 2017	317,159	$12.63	to	$23.02	$4,871,020	0.00%	0.65%	to	3.05%	12.57%	to	15.34%
December 31, 2016	227,652	$11.27	to	$20.04	$3,011,852	0.00%	0.65%	to	3.05%	6.74%	to	9.38%
December 31, 2015	248,775	$10.53	to	$18.39	$3,024,796	0.00%	0.65%	to	3.05%	-3.64%	to	-1.26%
December 31, 2014	185,765	$10.91	to	$18.70	$2,292,579	0.00%	0.65%	to	3.05%	5.87%	to	8.49%

	AST Advanced Strategies Portfolio
December 31, 2018	83,313	$13.17	to	$21.61	$1,378,346	0.00%	0.65%	to	3.05%	-8.77%	to	-6.50%
December 31, 2017	100,477	$14.41	to	$23.20	$1,776,407	0.00%	0.65%	to	3.05%	13.37%	to	16.17%
December 31, 2016	111,128	$12.68	to	$20.06	$1,685,524	0.00%	0.65%	to	3.05%	3.85%	to	6.41%
December 31, 2015	124,459	$12.19	to	$18.92	$1,778,421	0.00%	0.65%	to	3.05%	-2.27%	to	0.15%
December 31, 2014	140,666	$12.44	to	$18.97	$2,024,233	0.00%	0.65%	to	3.05%	2.87%	to	5.42%

	AST Investment Grade Bond Portfolio
December 31, 2018	201,715	$13.37	to	$17.45	$3,164,432	0.00%	0.65%	to	2.45%	-2.72%	to	-0.92%
December 31, 2017	67,018	$13.74	to	$17.62	$1,058,737	0.00%	0.65%	to	2.45%	1.76%	to	3.64%
December 31, 2016	123,882	$13.50	to	$17.00	$1,903,633	0.00%	0.65%	to	2.45%	1.66%	to	3.53%
December 31, 2015	110,488	$13.28	to	$16.42	$1,657,179	0.00%	0.65%	to	2.45%	-1.31%	to	0.52%
December 31, 2014	41,949	$13.46	to	$16.33	$633,173	0.00%	0.65%	to	2.45%	4.11%	to	6.04%

	AST Bond Portfolio 2018 (expired December 31, 2018)
December 31, 2018	—	$10.03	to	$14.22	$—	0.00%	1.00%	to	3.05%	-2.33%	to	-0.25%
December 31, 2017	5,322	$10.27	to	$14.25	$67,875	0.00%	1.00%	to	3.05%	-2.35%	to	-0.29%
December 31, 2016	3,645	$10.52	to	$14.29	$47,159	0.00%	1.00%	to	3.05%	-1.48%	to	0.59%
December 31, 2015	4,490	$10.68	to	$14.21	$58,244	0.00%	1.00%	to	3.05%	-2.27%	to	-0.20%
December 31, 2014	5,596	$10.93	to	$14.24	$73,255	0.00%	1.00%	to	3.05%	-0.47%	to	1.64%

	AST Bond Portfolio 2019
December 31, 2018	5,960	$10.14	to	$14.35	$76,754	0.00%	1.00%	to	3.05%	-2.52%	to	-0.44%
December 31, 2017	2,555	$10.41	to	$14.41	$32,889	0.00%	1.00%	to	3.05%	-2.31%	to	-0.25%
December 31, 2016	3,506	$10.65	to	$14.45	$45,952	0.00%	1.00%	to	3.05%	-1.64%	to	0.43%
December 31, 2015	4,097	$10.83	to	$14.39	$53,876	0.00%	1.00%	to	3.05%	-2.01%	to	0.06%
December 31, 2014	4,465	$11.05	to	$14.38	$59,083	0.00%	1.00%	to	3.05%	1.08%	to	3.22%

	AST Global Real Estate Portfolio
December 31, 2018	1,843	$11.52	to	$23.39	$25,059	0.00%	0.65%	to	3.05%	-7.63%	to	-5.33%
December 31, 2017	2,591	$12.42	to	$24.80	$37,280	0.00%	0.65%	to	3.05%	7.51%	to	10.17%
December 31, 2016	2,552	$11.50	to	$22.60	$33,241	0.00%	0.65%	to	3.05%	-2.17%	to	0.24%
December 31, 2015	2,971	$11.62	to	$22.64	$38,841	0.00%	0.65%	to	3.05%	-3.14%	to	-0.74%
December 31, 2014	3,551	$11.96	to	$22.90	$47,309	0.00%	0.65%	to	3.05%	10.45%	to	13.18%

	AST Parametric Emerging Markets Equity Portfolio
December 31, 2018	9,159	$7.71	to	$15.12	$84,820	0.00%	0.65%	to	3.05%	-16.68%	to	-14.61%
December 31, 2017	11,488	$9.33	to	$17.78	$124,978	0.00%	0.65%	to	3.05%	22.53%	to	25.56%
December 31, 2016	10,177	$7.59	to	$14.22	$88,365	0.00%	0.65%	to	3.05%	8.94%	to	11.63%
December 31, 2015	11,385	$6.95	to	$12.79	$89,179	0.00%	0.65%	to	3.05%	-19.27%	to	-17.27%
December 31, 2014	13,467	$8.58	to	$15.52	$128,435	0.00%	0.65%	to	3.05%	-7.59%	to	-5.30%

	AST Bond Portfolio 2020
December 31, 2018	3,828	$9.83	to	$11.87	$41,165	0.00%	1.00%	to	3.05%	-2.78%	to	-0.71%
December 31, 2017	4,389	$10.09	to	$11.96	$47,839	0.00%	1.00%	to	3.05%	-2.18%	to	-0.12%
December 31, 2016	8,855	$10.30	to	$11.97	$97,678	0.00%	1.00%	to	3.05%	-1.15%	to	0.94%
December 31, 2015	11,369	$10.39	to	$11.86	$125,485	0.00%	1.00%	to	3.05%	-1.57%	to	0.51%
December 31, 2014	12,075	$10.70	to	$11.80	$133,908	0.00%	1.00%	to	3.05%	2.92%	to	5.10%

A97

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Jennison Large-Cap Growth Portfolio
December 31, 2018	2,511	$22.47	to	$27.31	$63,998	0.00%	0.65%	to	2.75%	-4.33%	to	-2.25%
December 31, 2017	3,001	$22.91	to	$27.94	$78,396	0.00%	0.65%	to	3.05%	31.70%	to	34.95%
December 31, 2016	2,678	$17.39	to	$20.70	$52,130	0.00%	0.65%	to	3.05%	-4.46%	to	-2.10%
December 31, 2015	3,589	$18.21	to	$21.15	$71,740	0.00%	0.65%	to	3.05%	7.26%	to	9.91%
December 31, 2014	2,432	$16.97	to	$19.24	$44,600	0.00%	0.65%	to	3.05%	6.16%	to	8.79%

	AST Bond Portfolio 2017 (expired January 2, 2018)
December 31, 2018	—	$10.84	to	$11.76	$—	0.00%	1.25%	to	2.25%	-0.07%	to	-0.06%
December 31, 2017	12	$10.16	to	$12.01	$131	0.00%	1.00%	to	3.05%	-2.33%	to	-0.27%
December 31, 2016	4,748	$10.40	to	$12.04	$52,963	0.00%	1.00%	to	3.05%	-1.92%	to	0.15%
December 31, 2015	2,513	$10.61	to	$12.02	$28,077	0.00%	1.00%	to	3.05%	-2.89%	to	-0.84%
December 31, 2014	2,368	$10.92	to	$11.97	$26,982	0.00%	1.00%	to	3.05%	-1.66%	to	0.42%

	AST Bond Portfolio 2021
December 31, 2018	3,416	$11.52	to	$13.91	$43,202	0.00%	1.00%	to	3.05%	-3.00%	to	-0.94%
December 31, 2017	4,311	$11.88	to	$14.04	$55,272	0.00%	1.00%	to	3.05%	-1.51%	to	0.57%
December 31, 2016	9,109	$12.06	to	$13.96	$117,600	0.00%	1.00%	to	3.05%	-1.07%	to	1.01%
December 31, 2015	12,539	$12.19	to	$13.82	$161,963	0.00%	1.00%	to	3.05%	-1.32%	to	0.77%
December 31, 2014	11,893	$12.35	to	$13.72	$153,972	0.00%	1.00%	to	3.05%	4.40%	to	6.60%

	Wells Fargo VT Omega Growth Fund (Class 2)
December 31, 2018	88	$23.55	to	$24.80	$2,168	0.00%	1.40%	to	2.00%	-1.74%	to	-1.14%
December 31, 2017	97	$23.97	to	$25.09	$2,430	0.01%	1.40%	to	2.00%	31.91%	to	32.72%
December 31, 2016	108	$18.17	to	$18.90	$2,046	0.00%	1.40%	to	2.00%	-1.49%	to	-0.88%
December 31, 2015	120	$18.45	to	$19.07	$2,291	0.00%	1.40%	to	2.00%	-0.68%	to	-0.07%
December 31, 2014	142	$18.57	to	$19.08	$2,705	0.00%	1.40%	to	2.00%	1.79%	to	2.41%

	Wells Fargo VT Omega Growth Fund (Class 1)
December 31, 2018	523	$21.20	to	$44.84	$13,688	0.00%	0.65%	to	2.75%	-2.26%	to	-0.14%
December 31, 2017	626	$21.39	to	$45.01	$16,862	0.25%	0.65%	to	2.75%	31.25%	to	34.08%
December 31, 2016	732	$16.08	to	$33.66	$14,728	0.00%	0.65%	to	2.75%	-2.00%	to	0.11%
December 31, 2015	955	$16.18	to	$33.70	$19,871	0.00%	0.65%	to	2.75%	-1.17%	to	0.96%
December 31, 2014	1,137	$16.15	to	$33.47	$23,913	0.00%	0.65%	to	2.75%	1.23%	to	3.41%

	Wells Fargo VT Small Cap Growth Fund (Class 1)
December 31, 2018	498	$20.55	to	$24.09	$11,346	0.00%	0.65%	to	2.50%	-1.08%	to	0.81%
December 31, 2017	538	$20.77	to	$23.90	$12,231	0.00%	0.65%	to	2.50%	22.99%	to	25.32%
December 31, 2016	599	$16.89	to	$19.07	$10,905	0.00%	0.65%	to	2.50%	5.41%	to	7.40%
December 31, 2015	708	$16.02	to	$17.75	$12,072	0.00%	0.65%	to	2.50%	-5.07%	to	-3.27%
December 31, 2014	823	$16.69	to	$18.35	$14,575	0.00%	0.65%	to	2.75%	-4.38%	to	-2.31%

	Wells Fargo VT International Equity Fund (Class 1)
December 31, 2018	543	$10.52	to	$18.38	$9,270	11.95%	0.65%	to	2.75%	-19.16%	to	-17.40%
December 31, 2017	672	$13.02	to	$22.54	$13,977	3.02%	0.65%	to	2.75%	21.44%	to	24.05%
December 31, 2016	711	$10.72	to	$18.40	$12,062	3.10%	0.65%	to	2.75%	0.42%	to	2.58%
December 31, 2015	918	$10.68	to	$18.17	$15,263	4.28%	0.65%	to	2.75%	-0.52%	to	1.63%
December 31, 2014	936	$10.73	to	$18.10	$15,375	2.97%	0.65%	to	2.75%	-7.90%	to	-5.92%

	AST Bond Portfolio 2022
December 31, 2018	3,079	$10.62	to	$12.56	$35,805	0.00%	1.00%	to	3.05%	-3.21%	to	-1.15%
December 31, 2017	3,754	$10.97	to	$12.70	$44,338	0.00%	1.00%	to	3.05%	-1.52%	to	0.56%
December 31, 2016	8,845	$11.14	to	$12.63	$104,786	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2015	9,448	$11.29	to	$12.53	$112,131	0.00%	1.00%	to	3.05%	-1.02%	to	1.08%
December 31, 2014	1,709	$11.40	to	$12.40	$20,257	0.00%	1.00%	to	3.05%	7.00%	to	9.27%

	AST Quantitative Modeling Portfolio
December 31, 2018	7,620	$12.61	to	$14.85	$107,939	0.00%	0.65%	to	2.75%	-9.11%	to	-7.14%
December 31, 2017	8,943	$13.87	to	$16.00	$136,765	0.00%	0.65%	to	2.75%	14.95%	to	17.42%
December 31, 2016	10,238	$12.07	to	$13.62	$133,794	0.00%	0.65%	to	2.75%	3.41%	to	5.63%
December 31, 2015	11,026	$11.67	to	$12.90	$137,294	0.00%	0.65%	to	2.75%	-2.60%	to	-0.50%
December 31, 2014	8,528	$11.98	to	$12.96	$107,310	0.00%	0.65%	to	2.75%	3.57%	to	5.81%
A98

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST BlackRock Global Strategies Portfolio
December 31, 2018	8,104	$10.52	to	$12.70	$96,136	0.00%	0.65%	to	3.05%	-8.18%	to	-5.90%
December 31, 2017	10,477	$11.46	to	$13.49	$132,987	0.00%	0.65%	to	3.05%	9.19%	to	11.88%
December 31, 2016	10,063	$10.50	to	$12.06	$114,370	0.00%	0.65%	to	3.05%	3.71%	to	6.27%
December 31, 2015	11,270	$10.12	to	$11.35	$121,569	0.00%	0.65%	to	3.05%	-5.96%	to	-3.63%
December 31, 2014	12,641	$10.76	to	$11.78	$142,913	0.00%	0.65%	to	3.05%	1.70%	to	4.21%

	Invesco V.I. Diversified Dividend Fund (Series I)
December 31, 2018	1,118	$15.01	to	$18.11	$19,317	2.28%	0.65%	to	3.05%	-10.41%	to	-8.18%
December 31, 2017	1,399	$16.76	to	$19.72	$26,417	1.62%	0.65%	to	3.05%	5.27%	to	7.87%
December 31, 2016	1,630	$15.92	to	$18.28	$28,586	1.32%	0.65%	to	3.05%	11.32%	to	14.07%
December 31, 2015	1,578	$14.30	to	$16.03	$24,413	1.59%	0.65%	to	3.05%	-1.05%	to	1.40%
December 31, 2014	1,754	$14.45	to	$15.81	$26,902	1.64%	0.65%	to	3.05%	9.39%	to	12.09%

	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1)
December 31, 2018	29	$10.83	to	$10.83	$309	3.15%	1.00%	to	1.00%	0.83%	to	0.83%
December 31, 2017	51	$10.74	to	$10.74	$552	2.92%	1.00%	to	1.00%	2.31%	to	2.31%
December 31, 2016	57	$10.49	to	$10.49	$597	2.85%	1.00%	to	1.00%	1.68%	to	1.68%
December 31, 2015	61	$10.32	to	$10.32	$628	3.01%	1.00%	to	1.00%	0.32%	to	0.32%
December 31, 2014	71	$10.29	to	$10.29	$735	1.89%	1.00%	to	1.00%	4.86%	to	4.86%

	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1)
December 31, 2018	208	$19.87	to	$19.87	$4,143	0.00%	1.00%	to	1.00%	-4.90%	to	-4.90%
December 31, 2017	229	$20.90	to	$20.90	$4,783	0.00%	1.00%	to	1.00%	26.86%	to	26.86%
December 31, 2016	257	$16.47	to	$16.47	$4,226	0.00%	1.00%	to	1.00%	0.23%	to	0.23%
December 31, 2015	298	$16.44	to	$16.44	$4,895	0.00%	1.00%	to	1.00%	8.03%	to	8.03%
December 31, 2014	327	$15.07	to	$15.21	$4,975	0.00%	1.00%	to	1.25%	12.75%	to	13.03%

	Wells Fargo VT Opportunity Fund (Class 1)
December 31, 2018	111	$19.65	to	$20.02	$2,217	0.45%	1.40%	to	1.65%	-8.47%	to	-8.24%
December 31, 2017	117	$21.47	to	$21.82	$2,544	0.92%	1.40%	to	1.65%	18.74%	to	19.04%
December 31, 2016	134	$18.08	to	$18.33	$2,453	2.39%	1.40%	to	1.65%	10.67%	to	10.95%
December 31, 2015	167	$16.34	to	$16.52	$2,767	0.40%	1.40%	to	1.65%	-4.45%	to	-4.21%
December 31, 2014	183	$17.10	to	$17.25	$3,151	0.30%	1.40%	to	1.65%	8.87%	to	9.15%

	Wells Fargo VT Opportunity Fund (Class 2)
December 31, 2018	208	$19.66	to	$19.66	$4,095	0.19%	1.40%	to	1.40%	-8.45%	to	-8.45%
December 31, 2017	241	$21.48	to	$21.48	$5,185	0.66%	1.40%	to	1.40%	18.76%	to	18.76%
December 31, 2016	267	$18.08	to	$18.08	$4,837	2.03%	1.40%	to	1.40%	10.66%	to	10.66%
December 31, 2015	292	$16.34	to	$16.34	$4,772	0.13%	1.40%	to	1.40%	-4.44%	to	-4.44%
December 31, 2014	361	$17.10	to	$17.10	$6,173	0.06%	1.40%	to	1.40%	8.88%	to	8.88%

	AST Prudential Core Bond Portfolio
December 31, 2018	7,471	$9.78	to	$11.65	$82,423	0.00%	0.65%	to	3.05%	-3.85%	to	-1.46%
December 31, 2017	8,326	$10.17	to	$11.82	$93,378	0.00%	0.65%	to	3.05%	2.46%	to	4.99%
December 31, 2016	7,314	$9.92	to	$11.26	$78,400	0.00%	0.65%	to	3.05%	1.04%	to	3.53%
December 31, 2015	5,836	$9.82	to	$10.88	$60,873	0.00%	0.65%	to	3.05%	-3.31%	to	-0.92%
December 31, 2014	4,726	$10.16	to	$10.98	$50,131	0.00%	0.65%	to	3.05%	2.83%	to	5.37%

	AST Bond Portfolio 2023
December 31, 2018	2,750	$9.15	to	$10.60	$27,534	0.00%	1.00%	to	3.05%	-3.32%	to	-1.27%
December 31, 2017	2,647	$9.47	to	$10.73	$26,687	0.00%	1.00%	to	3.05%	-1.40%	to	0.68%
December 31, 2016	4,426	$9.60	to	$10.66	$44,764	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	2,739	$9.72	to	$10.57	$27,610	0.00%	1.00%	to	3.05%	-0.42%	to	1.68%
December 31, 2014	13,499	$9.76	to	$10.39	$135,589	0.00%	1.00%	to	3.05%	9.18%	to	11.49%

	AST New Discovery Asset Allocation Portfolio
December 31, 2018	10,166	$11.69	to	$13.76	$132,336	0.00%	0.65%	to	3.05%	-11.09%	to	-8.87%
December 31, 2017	12,192	$13.14	to	$15.10	$175,215	0.00%	0.65%	to	3.05%	12.95%	to	15.74%
December 31, 2016	13,126	$11.64	to	$13.04	$163,976	0.00%	0.65%	to	3.05%	1.15%	to	3.64%
December 31, 2015	14,933	$11.50	to	$12.59	$181,437	0.00%	0.65%	to	3.05%	-4.25%	to	-1.88%
December 31, 2014	16,748	$12.01	to	$12.83	$209,316	0.00%	0.65%	to	3.05%	1.93%	to	4.45%

A99

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST Western Asset Emerging Markets Debt Portfolio
December 31, 2018	197	$9.51	to	$10.21	$1,991	0.00%	0.65%	to	1.75%	-8.31%	to	-7.28%
December 31, 2017	303	$10.37	to	$11.01	$3,296	0.00%	0.65%	to	1.75%	7.39%	to	8.59%
December 31, 2016	106	$9.66	to	$10.14	$1,048	0.00%	0.65%	to	1.75%	8.67%	to	9.89%
December 31, 2015	94	$8.88	to	$9.23	$855	0.00%	0.65%	to	1.75%	-4.78%	to	-3.71%
December 31, 2014	113	$9.33	to	$9.58	$1,074	0.00%	0.65%	to	1.75%	-0.42%	to	0.70%

	AST MFS Large-Cap Value Portfolio
December 31, 2018	3,112	$15.02	to	$17.33	$51,454	0.00%	0.65%	to	2.85%	-12.73%	to	-10.74%
December 31, 2017	4,511	$17.02	to	$19.41	$83,663	0.00%	0.65%	to	3.05%	13.77%	to	16.58%
December 31, 2016	4,326	$14.96	to	$16.65	$69,129	0.00%	0.65%	to	3.05%	9.99%	to	12.71%
December 31, 2015	3,100	$13.75	to	$14.77	$44,286	0.00%	0.65%	to	2.75%	-3.45%	to	-1.37%
December 31, 2014	1,634	$14.24	to	$14.98	$23,910	0.00%	0.65%	to	2.75%	7.19%	to	9.50%

	Invesco V.I. Mid Cap Growth Fund (Series I)
December 31, 2018	713	$14.02	to	$16.51	$11,252	0.00%	0.65%	to	3.05%	-8.48%	to	-6.20%
December 31, 2017	770	$15.32	to	$17.60	$13,010	0.00%	0.65%	to	3.05%	18.77%	to	21.70%
December 31, 2016	847	$12.90	to	$14.46	$11,827	0.00%	0.65%	to	3.05%	-2.31%	to	0.10%
December 31, 2015	1,005	$13.20	to	$14.45	$14,114	0.00%	0.65%	to	3.05%	-1.88%	to	0.55%
December 31, 2014	1,055	$13.46	to	$14.37	$14,848	0.00%	0.65%	to	3.05%	4.74%	to	7.33%

	AST Bond Portfolio 2024
December 31, 2018	7,218	$8.98	to	$10.18	$69,796	0.00%	1.00%	to	3.05%	-3.69%	to	-1.64%
December 31, 2017	5,920	$9.32	to	$10.35	$58,693	0.00%	1.00%	to	3.05%	-1.41%	to	0.67%
December 31, 2016	527	$9.45	to	$10.28	$5,203	0.00%	1.00%	to	3.05%	-1.19%	to	0.89%
December 31, 2015	875	$9.57	to	$10.19	$8,626	0.00%	1.00%	to	3.05%	-0.30%	to	1.81%
December 31, 2014	14,539	$9.60	to	$10.01	$142,402	0.00%	1.00%	to	3.05%	11.10%	to	13.45%

	AST AQR Emerging Markets Equity Portfolio
December 31, 2018	305	$9.37	to	$10.00	$2,983	0.00%	0.65%	to	1.75%	-20.38%	to	-19.48%
December 31, 2017	410	$11.77	to	$12.42	$4,975	0.00%	0.65%	to	1.75%	32.60%	to	34.07%
December 31, 2016	215	$8.88	to	$9.26	$1,944	0.00%	0.65%	to	1.75%	11.39%	to	12.63%
December 31, 2015	198	$7.93	to	$8.23	$1,596	0.00%	0.65%	to	1.90%	-17.13%	to	-16.07%
December 31, 2014	220	$9.57	to	$9.80	$2,138	0.00%	0.65%	to	1.90%	-4.97%	to	-3.76%

	AST ClearBridge Dividend Growth Portfolio
December 31, 2018	2,982	$14.01	to	$16.16	$45,986	0.00%	0.65%	to	3.05%	-7.69%	to	-5.39%
December 31, 2017	4,114	$15.17	to	$17.08	$67,379	0.00%	0.65%	to	3.05%	14.80%	to	17.64%
December 31, 2016	4,095	$13.22	to	$14.52	$57,381	0.00%	0.65%	to	3.05%	11.40%	to	14.15%
December 31, 2015	2,033	$11.86	to	$12.72	$25,201	0.00%	0.65%	to	3.05%	-6.51%	to	-4.20%
December 31, 2014	2,139	$12.69	to	$13.28	$27,908	0.00%	0.65%	to	3.05%	10.14%	to	12.87%

	Columbia Variable Portfolio Government Money Market Fund (Class 1)
December 31, 2018	80	$9.49	to	$9.63	$773	1.47%	1.00%	to	1.25%	0.24%	to	0.49%
December 31, 2017	96	$9.47	to	$9.58	$917	0.41%	1.00%	to	1.25%	-0.83%	to	-0.58%
December 31, 2016	94	$9.55	to	$9.64	$904	0.01%	1.00%	to	1.25%	-1.24%	to	-0.98%
December 31, 2015	103	$9.67	to	$9.74	$1,006	0.01%	1.00%	to	1.25%	-1.23%	to	-1.00%
December 31, 2014	106	$9.79	to	$9.83	$1,047	0.01%	1.00%	to	1.25%	-1.25%	to	-0.99%

	Columbia Variable Portfolio - Income Opportunities Fund (Class 1)
December 31, 2018	13	$11.25	to	$11.25	$147	5.00%	1.00%	to	1.00%	-4.72%	to	-4.72%
December 31, 2017	14	$11.81	to	$11.81	$166	6.12%	1.00%	to	1.00%	5.50%	to	5.50%
December 31, 2016	15	$11.19	to	$11.19	$169	11.11%	1.00%	to	1.00%	9.82%	to	9.82%
December 31, 2015	17	$10.19	to	$10.19	$170	9.00%	1.00%	to	1.00%	-1.99%	to	-1.99%
December 31, 2014	17	$10.40	to	$10.40	$172	0.00%	1.00%	to	1.00%	2.98%	to	2.98%

	AST AQR Large-Cap Portfolio
December 31, 2018	228	$14.58	to	$16.22	$3,555	0.00%	0.65%	to	2.50%	-10.44%	to	-8.73%
December 31, 2017	269	$16.28	to	$17.77	$4,602	0.00%	0.65%	to	2.50%	19.09%	to	21.34%
December 31, 2016	347	$13.67	to	$14.64	$4,934	0.00%	0.65%	to	2.50%	7.94%	to	9.98%
December 31, 2015	245	$12.66	to	$13.32	$3,180	0.00%	0.65%	to	2.50%	-0.82%	to	1.07%
December 31, 2014	241	$12.78	to	$13.17	$3,123	0.00%	0.65%	to	2.45%	10.40%	to	12.43%

A100

Note 7:	Financial Highlights (continued)

	At the year ended					For the year ended
	Units (000s)	Unit Value Lowest — Highest			Net Assets (000s)	Investment Income Ratio*	Expense Ratio** Lowest — Highest			Total Return*** Lowest — Highest
	AST QMA Large-Cap Portfolio
December 31, 2018	175	$14.83	to	$16.64	$2,785	0.00%	0.65%	to	2.65%	-9.63%	to	-7.76%
December 31, 2017	203	$16.41	to	$18.04	$3,506	0.00%	0.65%	to	2.65%	18.20%	to	20.62%
December 31, 2016	221	$13.88	to	$14.96	$3,198	0.00%	0.65%	to	2.65%	7.93%	to	10.14%
December 31, 2015	154	$12.93	to	$13.58	$2,033	0.00%	0.65%	to	2.45%	-0.94%	to	0.88%
December 31, 2014	172	$13.05	to	$13.46	$2,270	0.00%	0.65%	to	2.45%	12.42%	to	14.49%

	AST Bond Portfolio 2025 (available January 2, 2014)
December 31, 2018	8,174	$10.42	to	$11.56	$90,198	0.00%	1.00%	to	3.05%	-3.78%	to	-1.73%
December 31, 2017	693	$10.82	to	$11.77	$7,842	0.00%	1.00%	to	3.05%	-1.27%	to	0.81%
December 31, 2016	1,855	$10.96	to	$11.67	$20,960	0.00%	1.00%	to	3.05%	-0.65%	to	1.45%
December 31, 2015	29,129	$11.03	to	$11.51	$328,079	0.00%	1.00%	to	3.05%	-1.11%	to	0.98%
December 31, 2014	6,463	$11.16	to	$11.39	$72,875	0.00%	1.00%	to	3.05%	11.59%	to	13.95%

	AST Bond Portfolio 2026 (available January 2, 2015)
December 31, 2018	10,593	$9.25	to	$10.06	$102,851	0.00%	1.00%	to	3.05%	-4.07%	to	-2.04%
December 31, 2017	11,718	$9.64	to	$10.27	$116,811	0.00%	1.00%	to	3.05%	-0.69%	to	1.40%
December 31, 2016	19,521	$9.71	to	$10.12	$193,616	0.00%	1.00%	to	3.05%	-1.03%	to	1.06%
December 31, 2015	8,601	$9.81	to	$10.02	$85,262	0.00%	1.00%	to	3.05%	-1.89%	to	0.19%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2027 (available January 4, 2016)
December 31, 2018	14,157	$9.29	to	$9.90	$136,811	0.00%	1.00%	to	3.05%	-4.29%	to	-2.25%
December 31, 2017	15,774	$9.71	to	$10.12	$156,690	0.00%	1.00%	to	3.05%	-0.44%	to	1.66%
December 31, 2016	24,776	$9.75	to	$9.96	$244,297	0.00%	1.00%	to	3.05%	-2.46%	to	-0.40%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	NVIT Emerging Markets Fund (Class D) (available August 5, 2016)
December 31, 2018	2,479	$10.56	to	$11.20	$27,326	0.34%	0.65%	to	3.05%	-20.24%	to	-18.25%
December 31, 2017	2,833	$13.23	to	$13.69	$38,429	0.96%	0.65%	to	3.05%	36.81%	to	40.18%
December 31, 2016	3,218	$9.67	to	$9.77	$31,343	0.82%	0.65%	to	3.05%	-4.47%	to	-3.53%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2028 (available January 3, 2017)
December 31, 2018	4,570	$9.41	to	$9.81	$44,211	0.00%	1.00%	to	3.05%	-5.06%	to	-3.04%
December 31, 2017	551	$9.91	to	$10.12	$5,521	0.00%	1.00%	to	3.05%	-0.91%	to	1.18%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%

	AST Bond Portfolio 2029 (available January 2, 2018)
December 31, 2018	777	$9.58	to	$9.74	$7,497	0.00%	1.00%	to	2.65%	-4.22%	to	-2.59%
December 31, 2017	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2016	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2015	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
December 31, 2014	—	$—	to	$—	$—	0.00%	0.00%	to	0.00%	0.00%	to	0.00%
__________

*
These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying Portfolios, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying Portfolios in which the subaccount invests.

**
These amounts represent the annualized Contract expenses of the Account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying Portfolios are excluded.

A101

Note 7:	Financial Highlights (continued)

*** These amounts represent the total returns for the periods indicated, including changes in the value of the underlying Portfolios, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Product designs within a subaccount with no activity during the period were excluded from the range of total returns for that period. Product designs within a subaccount which were offered after a fiscal year began are included in the range of total returns for that period, and their respective total returns may not correspond to the total returns of a product offering with a comparable expense ratio that was presented for the full period. Contract owners may experience different total returns based on their investment options. Subaccounts with a date notation indicate the effective date of that subaccount in the Account. Total returns for periods less than one year are not annualized. The total return is calculated for each of the five years in the period ended December 31, 2018 or from the effective date of the subaccount through the end of the reporting period.

Note 8:	Charges and Expenses

The following represents the various charges and expenses of the Account which are paid to Prudential Annuities.
Each Contract funded through the Account is subject to specific fees and charges, some of which are deducted as an asset-based charge by the Account, while others are deducted either annually or at the time that certain transactions are made.
Insurance Charge-The insurance charge is the combination of the mortality and expense risk charges and the administrative charge. The insurance charge is expressed as an annual charge; however the daily equivalent is deducted on a daily basis from the net assets of each subaccount.
Distribution Charge-The distribution charge is deducted by the Account on certain Contracts for a specified time of period. The distribution charge is intended to compensate Prudential Annuities for a portion of the acquisition expenses under the annuity, including promotion and distribution of the annuity. The distribution charge is expressed as an annual charge; however, the daily equivalent is deducted on a daily basis from the net assets of each subaccount. The charge is deducted for the number of years indicated below and then no longer applies.
Annual Maintenance Fee-An annual maintenance fee of up to $35 is deducted at the end of each annuity year and upon surrender of the annuity. The annual maintenance fee on certain Contracts may be less than $35, may be zero or, under certain circumstances, may be waived based on the account value of the annuity on the anniversary date when the charge is deducted.
Transfer Fees-Transfer fees are charged at a rate of $10 for each transfer after the 20th in each annuity year, as set forth in the respective prospectuses.
Contingent Deferred Sales Charges-Contingent deferred sales charges from 0% to 9% may apply to certain withdrawals from the annuities and upon surrender of the annuity. When applicable, contingent deferred sales charges will apply for a maximum number of years depending on the type of Contract. The maximum number of years may be based on the number of years since each purchase payment is applied or from the issue date of the annuity. Certain annuities do not deduct a contingent deferred sales charge upon surrender or withdrawal. Please refer to the prospectus for the Contract for a complete description of the contingent deferred sales charge, as well as for any exceptions to the provision that may apply to certain withdrawals during each annuity year.
Premium Taxes-Some states and municipalities impose premium taxes, which currently range up to 3.5% on variable immediate annuity contracts.
Optional Benefit Charges-Prior to November 18, 2002, Prudential Annuities offered certain optional benefits as riders to the various Contracts where the annual charge to purchase the rider was deducted from the annuity on an annual basis in arrears. Charges on these benefits will continue to be deducted in the same manner. Effective as of November 18, 2002, Prudential Annuities offers riders for optional benefits whose annual charge is deducted on a daily basis from the net assets of each subaccount. The daily charge for the optional benefits is deducted in the same manner as the insurance charge and the distribution charge (if applicable).

A102

Note 8:	Charges and Expenses (continued)

Currently, Prudential Annuities offers two optional benefits for new election on existing Contracts: Guaranteed Return Option PlusSM II (“GRO Plus II”), Highest Daily Guaranteed Return Option II (“HD GRO II”). Currently, the charges for GRO Plus I and HD GRO II is 0.6% per year.
The Contracts also include optional benefits that are no longer available for new sales, as follows:
Guaranteed Return Option PlusSM (“GRO Plus”), Guaranteed Return Option 2008 (“GRO Plus 2008”), Highest Daily Guaranteed Return Option (“HD GRO”) Guaranteed Minimum Withdrawal Benefit (“GMWB”), Guaranteed Minimum Income Benefit (“GMIB”), Lifetime Five Income Benefit (“LT5”), Enhanced Beneficiary Protection Death Benefit (“EBP”), Highest Daily Value Death Benefit (“HDV”), Highest Daily Lifetime Seven (“HD7”), Highest Daily Lifetime Seven with Beneficiary Income Option (“HD7 with BIO”), Highest Daily Lifetime Seven with Lifetime Income Accelerator (“HD7 with LIA”), Spousal Highest Daily Lifetime.
Seven (“SHD7”), Spousal Highest Daily Lifetime Seven with Beneficiary Income Option (“SHD7 with BIO”), Highest Daily Lifetime Seven Plus (“HD7 Plus”), Highest Daily Lifetime Seven Plus with Beneficiary Income Option (“HD7 Plus with BIO”), Highest Daily Lifetime Seven Plus with Lifetime Income Accelerator (“HD7 Plus with LIA”), Spousal Highest Daily Lifetime Seven Plus (“SHD7 Plus”), and Spousal Highest Daily Lifetime Seven Plus with Beneficiary Income Option (“SHD7 Plus with BIO”), Highest Daily Lifetime Six Plus (“HD6 Plus”), Spousal Highest Daily Lifetime Six Plus (“SHD6 Plus”), Highest Daily Lifetime Six Plus with Lifetime Income Accelerator (“HD6 Plus with LIA”), Highest Anniversary Value Death Benefit (“HAV”), Combination 5% Roll-Up and HAV Death Benefit (“Combo 5%”), and optional death benefits were only available for election at time of Contract issue.
The charge for GRO Plus and EBP is 0.25% per year, respectively, the charge for GMWB is 0.35% per year, and the charge for HDV is 0.5% per year, the charge for LT5 is 0.60% per year and the charge for GMIB is 0.50% per year of the protected income value. The charge for GRO Plus 2008 and HD GRO if purchased prior to 5/1/2009 is 0.35% and if purchased 5/1/2009 or later, is 0.6%. The charge for HD7, HD7 with BIO, HD7 with LIA, SHD7 and SHD7 with BIO is a percentage of the protected withdrawal value that is deducted pro rata from the subaccounts on a quarterly basis. The charge for HD7 Plus, HD7 Plus with BIO, HD7 Plus with LIA, SHD7 Plus and SHD7 Plus with BIO, HD6 Plus, SHD6 Plus, and HD6 Plus with LIA is assessed against the greater of the account value or the protected withdrawal value and is deducted pro rata from the subaccounts on a quarterly basis. The charge for HAV is 0.4% per year, and Combo 5% is 0.8% per year. Certain Contracts may not be eligible to elect all or any optional benefits.

The following are the base and maximum combined charges of the respective Contracts.

Products	Base	Maximum
ACN	1.40%	1.65%
Apex	1.40%	2.15%
Apex II	1.65%	3.05%
AS Cornerstone	1.15%	2.55%
AS Impact	1.00%	1.50%
AS Protector	1.40%	1.65%
ASAIA	1.25%	2.25%
ASAP	1.40%	1.65%
ASAP II	1.40%	2.15%
ASAP II Premier	1.40%	1.65%
ASAP III	0.65%	2.60%
ASL	1.40%	2.15%
ASL II	1.65%	3.05%
ASL II Premier	1.65%	2.25%
ASL Premier	1.40%	1.65%
ASVIA	1.25%	1.25%

A103

Note 8:	Charges and Expenses (continued)

Products	Base	Maximum
Choice	0.90%	0.90%
Choice 2000	0.65%	2.05%
Defined Investments Annuity	1.00%	1.75%
Emerald Choice	1.40%	2.15%
Galaxy III	1.00%	1.25%
Harvester Variable Annuity	1.40%	1.65%
Harvester XTra Credit	1.40%	1.65%
Imperium	1.40%	2.15%
Optimum	0.65%	2.65%
Optimum Four	1.65%	3.05%
Optimum Plus	0.65%	3.05%
Optimum XTra	1.75%	3.10%
PSA	1.40%	1.40%
Stagecoach	1.40%	2.15%
Stagecoach Apex II	1.65%	3.00%
Stagecoach ASAP III	1.25%	2.60%
Stagecoach Extra Credit	1.40%	2.15%
Stagecoach Flex	1.40%	2.15%
Stagecoach VA+	1.40%	2.15%
Stagecoach XTra Credit SIX	1.65%	3.00%
Wells Fargo Stagecoach Apex	1.40%	2.15%
XTra Credit	1.40%	2.15%
XTra Credit EIGHT	1.75%	3.10%
XTra Credit FOUR	1.40%	2.15%
XTra Credit FOUR Premier	1.40%	1.65%
XTra Credit Premier	1.40%	1.65%
XTra Credit SIX	0.65%	3.05%

Note 9:	Other

Accumulation units-this is the basic valuation unit used to calculate the contract owner's interest allocated to the variable account before the annuitization date.

Contract owner net payments-represent contract owner contributions under the Contracts, net of applicable deductions, charges, and state premium taxes, including transfer amounts to subaccount by Prudential Annuities to cover greater longevity of annuitants for those contracts in payout.

Annuity payments-represent periodic payments distributed under the terms of the Contract.
Surrenders, withdrawals, and death benefits-are payments to contract owners and beneficiaries made under the terms of the Contracts, and amounts that contract owners have requested to be withdrawn or paid to them.
Net transfers between other subaccounts or fixed rate option-are amounts that contract owners have directed to be moved among subaccounts, including permitted transfers to and from the guaranteed interest account and market value adjustment account.

A104

Note 9:	Other (continued)

Miscellaneous transactions-amount represents primarily timing related adjustments to contract owner transactions, such as premiums, surrenders, transfers, etc. which are funded by the general account in order to maintain appropriate contract owner account balances.
Other charges-are various Contract level charges as described in Charges and Expenses in Note 8, which are assessed through the redemptions of units.

A105

Report of Independent Registered Public Accounting Firm

To the Board of Directors of
Prudential Annuities Life Assurance Corporation and
the Contract Owners of Prudential Annuities Life Assurance Corporation Variable Account B

Opinions on the Financial Statements

We have audited the accompanying statements of net assets of each of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B indicated in the table below as of the dates indicated in the table below, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts in the Prudential Annuities Life Assurance Corporation Variable Account B as of the dates indicated in the table below, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AST Goldman Sachs Large-Cap Value Portfolio (1)	ProFund VP NASDAQ-100 (1)
AST T. Rowe Price Large-Cap Growth Portfolio (1)	ProFund VP Semiconductor (1)
AST Government Money Market Portfolio (1)	ProFund VP Small-Cap Growth (1)
AST Cohen & Steers Realty Portfolio (1)	ProFund VP Short Mid-Cap (1)
AST J.P. Morgan Strategic Opportunities Portfolio (1)	ProFund VP Short NASDAQ-100 (1)
AST T. Rowe Price Large-Cap Value Portfolio (1)	ProFund VP Short Small-Cap (1)
AST High Yield Portfolio (1)	ProFund VP Small-Cap Value (1)
AST Small-Cap Growth Opportunities Portfolio (1)	ProFund VP Technology (1)
AST WEDGE Capital Mid-Cap Value Portfolio (1)	ProFund VP Telecommunications (1)
AST Small-Cap Value Portfolio (1)	ProFund VP UltraMid-Cap (1)
AST Goldman Sachs Mid-Cap Growth Portfolio (1)	ProFund VP UltraNASDAQ-100 (1)
AST Goldman Sachs Small-Cap Value Portfolio (1)	ProFund VP UltraSmall-Cap (1)
AST Hotchkis & Wiley Large-Cap Value Portfolio (1)	ProFund VP Utilities (1)
AST Lord Abbett Core Fixed Income Portfolio (2)	ProFund VP Large-Cap Growth (1)
AST Loomis Sayles Large-Cap Growth Portfolio (1)	ProFund VP Large-Cap Value (1)
AST MFS Growth Portfolio (1)	Rydex VT Nova Fund (1)
AST Neuberger Berman/LSV Mid-Cap Value Portfolio (1)	Rydex VT NASDAQ-100® Fund (1)
AST Small-Cap Growth Portfolio (1)	Rydex VT Inverse S&P 500® Strategy Fund (1)
AST BlackRock Low Duration Bond Portfolio (1)	Invesco V.I. Health Care Fund (Series I) (1)
AST BlackRock/Loomis Sayles Bond Portfolio (1)	Invesco V.I. Technology Fund (Series I) (1)
AST QMA US Equity Alpha Portfolio (1)	Wells Fargo VT Index Asset Allocation Fund (Class 2) (1)
AST T. Rowe Price Natural Resources Portfolio (1)	Wells Fargo VT International Equity Fund (Class 2) (1)
AST T. Rowe Price Asset Allocation Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 2) (1)
AST International Value Portfolio (1)	AST Fidelity Institutional AM℠ Quantitative Portfolio (1)
AST MFS Global Equity Portfolio (1)	AST Prudential Growth Allocation Portfolio (1)
AST J.P. Morgan International Equity Portfolio (1)	AST Advanced Strategies Portfolio (1)
AST Templeton Global Bond Portfolio (1)	AST Investment Grade Bond Portfolio (1)
AST International Growth Portfolio (1)	AST Bond Portfolio 2018 (1)
AST Wellington Management Hedged Equity Portfolio (1)	AST Bond Portfolio 2019 (1)
AST Capital Growth Asset Allocation Portfolio (1)	AST Global Real Estate Portfolio (1)
AST Academic Strategies Asset Allocation Portfolio (1)	AST Parametric Emerging Markets Equity Portfolio (1)
AST Balanced Asset Allocation Portfolio (1)	AST Bond Portfolio 2020 (1)
AST Preservation Asset Allocation Portfolio (1)	AST Jennison Large-Cap Growth Portfolio (1)

A106

AST RCM World Trends Portfolio (1)	AST Bond Portfolio 2017 (3)
AST J.P. Morgan Global Thematic Portfolio (1)	AST Bond Portfolio 2021 (1)
AST Goldman Sachs Multi-Asset Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 2) (1)
AST Western Asset Core Plus Bond Portfolio (1)	Wells Fargo VT Omega Growth Fund (Class 1) (1)
Davis Value Portfolio (1)	Wells Fargo VT Small Cap Growth Fund (Class 1) (1)
Columbia Variable Portfolio - Asset Allocation Fund (Class 1) (1)	Wells Fargo VT International Equity Fund (Class 1) (1)
Columbia Variable Portfolio - Small Company Growth Fund (Class 1) (1)	AST Bond Portfolio 2022 (1)
Prudential SP International Growth Portfolio (Class I) (1)	AST Quantitative Modeling Portfolio (1)
ProFund VP Asia 30 (1)	AST BlackRock Global Strategies Portfolio (1)
ProFund VP Banks (1)	Invesco V.I. Diversified Dividend Fund (Series I) (1)
ProFund VP Bear (1)	Columbia Variable Portfolio - U.S. Government Mortgage Fund (Class 1) (1)
ProFund VP Biotechnology (1)	Columbia Variable Portfolio - Large Cap Growth Fund (Class 1) (1)
ProFund VP Basic Materials (1)	Wells Fargo VT Opportunity Fund (Class 1) (1)
ProFund VP UltraBull (1)	Wells Fargo VT Opportunity Fund (Class 2) (1)
ProFund VP Bull (1)	AST Prudential Core Bond Portfolio (1)
ProFund VP Consumer Services (1)	AST Bond Portfolio 2023 (1)
ProFund VP Consumer Goods (1)	AST New Discovery Asset Allocation Portfolio (1)
ProFund VP Oil & Gas (1)	AST Western Asset Emerging Markets Debt Portfolio (1)
ProFund VP Europe 30 (1)	AST MFS Large-Cap Value Portfolio (1)
ProFund VP Financials (1)	Invesco V.I. Mid Cap Growth Fund (Series I) (1)
ProFund VP U.S. Government Plus (1)	AST Bond Portfolio 2024 (1)
ProFund VP Health Care (1)	AST AQR Emerging Markets Equity Portfolio (1)
Access VP High Yield Fund (1)	AST ClearBridge Dividend Growth Portfolio (1)
ProFund VP Industrials (1)	Columbia Variable Portfolio Government Money Market Fund (Class 1) (1)
ProFund VP Internet (1)	Columbia Variable Portfolio - Income Opportunities Fund (Class 1) (1)
ProFund VP Japan (1)	AST AQR Large-Cap Portfolio (1)
ProFund VP Precious Metals (1)	AST QMA Large-Cap Portfolio (1)
ProFund VP Mid-Cap Growth (1)	AST Bond Portfolio 2025 (1)
ProFund VP Mid-Cap Value (1)	AST Bond Portfolio 2026 (1)
ProFund VP Pharmaceuticals (1)	AST Bond Portfolio 2027 (1)
ProFund VP Real Estate (1)	NVIT Emerging Markets Fund (Class D) (1)
ProFund VP Rising Rates Opportunity (1)	AST Bond Portfolio 2028 (4)
AST Bond Portfolio 2029 (5)
(1) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the years ended December 31, 2018 and 2017.

(2) Statement of net assets as of September 14, 2018 (date of expiration), statement of operations for the period January 1, 2018 through September 14, 2018 , and statement of changes in net assets for the period January 1, 2018 through September 14, 2018 and the year ended December 31, 2017.

(3) Statement of net assets as of January 2, 2018 (date of expiration), statement of operations for the period January 1, 2018 through January 2, 2018, and statement of changes in net assets for the period January 1, 2018 through January 2, 2018 and the year ended December 31, 2017.

(4) Statement of net assets as of December 31, 2018, statement of operations for the year ended December 31, 2018, and statement of changes in net assets for the year ended December 31, 2018 and for the period January 3, 2017 (commencement of operations) through December 31, 2017.

(5) Statement of net assets as of December 31, 2018, and statement of operations and statement of changes in net assets for the period January 2, 2018 (commencement of operations) through December 31, 2018.

A107

Basis for Opinions

These financial statements are the responsibility of the management of Prudential Annuities Life Assurance Corporation. Our responsibility is to express an opinion on the subaccounts’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2018 by correspondence with the transfer agents of the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP
New York, New York
April 11, 2019

We have served as the auditor of one or more of the subaccounts in Prudential Annuities Life Assurance Corporation Variable Account B since 2003.

A108

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
FINANCIAL STATEMENTS INDEX

Management’s Annual Report on Internal Control Over Financial Reporting
Management of Prudential Annuities Life Assurance Corporation (the “Company”) is responsible for establishing and maintaining adequate internal control over financial reporting. Management conducted an assessment of the effectiveness, as of December 31, 2018, of the Company’s internal control over financial reporting, based on the framework established in Internal Control—Integrated Framework (2013) issued by the Committee of Sponsoring Organizations of the Treadway Commission (COSO). Based on our assessment under that framework, management concluded that the Company’s internal control over financial reporting was effective as of December 31, 2018.
Our internal control over financial reporting is a process designed by or under the supervision of our principal executive and principal financial officers to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. Our internal control over financial reporting includes policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect transactions and dispositions of assets; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures are being made only in accordance with authorizations of management and the directors of the Company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use, or disposition of the Company’s assets that could have a material effect on our financial statements.
Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.
This Annual Report does not include an attestation report of the Company’s registered public accounting firm, PricewaterhouseCoopers LLP, regarding the internal control over financial reporting. Management’s report was not subject to attestation by the Company’s registered public accounting firm pursuant to rules of the Securities and Exchange Commission that permit the Company to provide only management’s report in this Annual Report.
March 7, 2019

Prudential Annuities Life Assurance Corporation

Statements of Financial Position
As of December 31, 2018 and 2017 (in thousands, except share amounts)

	December 31, 2018	December 31, 2017
ASSETS
Fixed Maturities, available-for-sale, at fair value (amortized cost, 2018: $10,186,465; 2017: $10,145,266)(1)	$9,771,673	$10,110,786
Fixed Maturities, trading, at fair value (amortized cost, 2018: $294,549 ; 2017: $161,393)(1)	289,752	166,360
Equity securities, at fair value (cost, 2018: $18,765; 2017: $11,614)(1)	20,613	15,375
Commercial mortgage and other loans	1,353,478	1,387,012
Policy loans	12,805	12,558
Short-term investments	37,568	711,071
Other invested assets (includes $50,945 and $151,481 measured at fair value at December 31, 2018 and December 31, 2017, respectively)(1)	348,541	335,811
Total investments	11,834,430	12,738,973
Cash and cash equivalents	4,503,534	1,639,939
Deferred policy acquisition costs	4,447,505	4,596,565
Accrued investment income	90,895	88,331
Reinsurance recoverables	572,102	563,428
Income taxes	964,521	1,116,735
Value of business acquired	33,222	35,109
Deferred sales inducements	889,598	1,020,786
Receivables from parent and affiliates	46,381	49,351
Other assets	85,310	121,086
Separate account assets	31,210,346	37,990,547
TOTAL ASSETS	$54,677,844	$59,960,850
LIABILITIES AND EQUITY
LIABILITIES
Future policy benefits	$9,368,986	$9,132,569
Policyholders’ account balances	5,353,596	4,846,152
Payables to parent and affiliates	30,846	36,026
Cash collateral for loaned securities	384	17,383
Short-term debt	140,569	43,734
Long-term debt	787,596	928,165
Reinsurance payables	232,937	262,588
Other liabilities	811,016	422,636
Separate account liabilities	31,210,346	37,990,547
Total liabilities	47,936,276	53,679,800
COMMITMENTS AND CONTINGENT LIABILITIES (See Note 15)
EQUITY
Common stock, $100 par value; 25,000 shares authorized, issued and outstanding	2,500	2,500
Additional paid-in capital	6,120,436	7,145,436
Retained earnings/(accumulated deficit)	943,005	(776,762)
Accumulated other comprehensive income (loss)	(324,373)	(90,124)
Total equity	6,741,568	6,281,050
TOTAL LIABILITIES AND EQUITY	$54,677,844	$59,960,850
(1) Prior period amounts have been reclassified to conform to current period presentation. See "Adoption of ASU 2016-01" in Note 2 for details.
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Operations and Comprehensive Income
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	2018	2017	2016
REVENUES
Premiums	$67,265	$63,573	$896,839
Policy charges and fee income	2,171,278	2,209,579	1,755,224
Net investment income	402,808	422,809	338,370
Asset administration fees and other income	389,156	413,375	299,384
Realized investment gains (losses), net:
Other-than-temporary impairments on fixed maturity securities	(6,813)	(8,576)	(7,853)
Other-than-temporary impairments on fixed maturity securities transferred to other comprehensive income (loss)	0	(546)	1,354
Other realized investment gains (losses), net	890,886	(796,278)	(3,436,261)
Total realized investment gains (losses), net	884,073	(805,400)	(3,442,760)
Total revenues	3,914,580	2,303,936	(152,943)
BENEFITS AND EXPENSES
Policyholders’ benefits	187,088	114,068	604,057
Interest credited to policyholders’ account balances	249,175	30,280	68,889
Amortization of deferred policy acquisition costs	589,795	(13,946)	(179,816)
Commission expense(1)	862,338	861,303	653,906
General, administrative and other expenses(1)	181,964	194,636	470,602
Total benefits and expenses	2,070,360	1,186,341	1,617,638
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	1,844,220	1,117,595	(1,770,581)
Total income tax expense (benefit)	161,504	1,201,099	(680,493)
NET INCOME (LOSS)	$1,682,716	$(83,504)	$(1,090,088)
Other comprehensive income (loss), before tax:
Foreign currency translation adjustments	(1,354)	109	(20)
Net unrealized investment gains (losses)	(248,688)	323,359	(555,540)
Total	(250,042)	323,468	(555,560)
Less: Income tax expense (benefit) related to other comprehensive income (loss)	(52,510)	98,644	(194,446)
Other comprehensive income (loss), net of taxes	(197,532)	224,824	(361,114)
Comprehensive income (loss)	$1,485,184	$141,320	$(1,451,202)

(1)	Prior period amounts have been reclassified to conform to current period presentation.
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Equity
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	Common Stock	Additional Paid-In Capital	Retained Earnings/ (Accumulated Deficit)	Accumulated Other Comprehensive Income (loss)	Total Equity
Balance, December 31, 2015	$2,500	$901,422	$396,830	$46,166	$1,346,918
Contributed capital		8,421,955			8,421,955
Return of capital		(1,140,000)			(1,140,000)
Assets purchased/transferred from/to affiliates		(72,179)			(72,179)
Impact of Pruco Re and PALAC merger		(15,762)			(15,762)
Comprehensive income:
Net income (loss)			(1,090,088)		(1,090,088)
Other comprehensive income (loss), net of tax				(361,114)	(361,114)
Total comprehensive income (loss)					(1,451,202)
Balance, December 31, 2016	2,500	8,095,436	(693,258)	(314,948)	7,089,730
Contributed capital
Return of capital		(950,000)			(950,000)
Comprehensive income:
Net income (loss)			(83,504)		(83,504)
Other comprehensive income (loss), net of tax				224,824	224,824
Total comprehensive income (loss)					141,320
Balance, December 31, 2017	2,500	7,145,436	(776,762)	(90,124)	6,281,050
Cumulative effect of adoption of ASU 2016-01			337	(3)	334
Cumulative effect of adoption of ASU 2018-02			36,714	(36,714)	0
Contributed capital
Return of capital		(1,025,000)			(1,025,000)
Comprehensive income:
Net income (loss)			1,682,716		1,682,716
Other comprehensive income (loss), net of tax				(197,532)	(197,532)
Total comprehensive income (loss)					1,485,184
Balance, December 31, 2018	$2,500	$6,120,436	$943,005	$(324,373)	$6,741,568
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Statements of Cash Flows
Years Ended December 31, 2018, 2017 and 2016 (in thousands)

	2018	2017	2016
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income (loss)	$1,682,716	$(83,504)	$(1,090,088)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Policy charges and fee income	(2,686)	(766)	(245)
Realized investment (gains) losses, net	(884,073)	805,400	3,442,760
Depreciation and amortization	7,905	32,812	10,737
Interest credited to policyholders’ account balances	249,175	30,280	68,889
Change in:
Future policy benefits	1,095,204	982,792	759,604
Accrued investment income	(2,564)	(2,327)	(63,389)
Net receivables from/payables to parent and affiliates	(3,163)	4,165	(55,984)
Deferred sales inducements	(2,885)	(1,551)	(1,805)
Deferred policy acquisition costs	216,799	(291,532)	(449,496)
Income taxes	204,634	763,227	(712,423)
Reinsurance recoverables, net	(33,703)	2,708	199,107
Derivatives, net	131,874	(1,364,754)	2,605,415
Deferred (gain)/loss on reinsurance	(22,723)	4,564	305,464
Other, net	190,662	87,036	(54,819)
Cash flows from (used in) operating activities	2,827,172	968,550	4,963,727
CASH FLOWS FROM INVESTING ACTIVITIES:
Proceeds from the sale/maturity/prepayment of:
Fixed maturities, available-for-sale	2,534,470	1,145,369	4,072,242
Fixed maturities, trading(1)	99,656	1,739	2,666
Equity securities(1)	7,896	3,306	4,823
Commercial mortgage and other loans	143,331	198,584	122,086
Policy loans	675	1,276	1,833
Other invested assets(1)	29,103	72,667	9,587
Short-term investments	984,409	1,949,758	1,799,219
Payments for the purchase/origination of:
Fixed maturities, available-for-sale	(2,230,936)	(1,528,065)	(5,535,732)
Fixed maturities, trading(1)	(231,316)	(15,964)	(3,170)
Equity securities(1)	(14,221)	(3,048)	(4,991)
Commercial mortgage and other loans	(125,007)	(348,520)	(353,692)
Policy loans	(187)	(366)	(442)
Other invested assets(1)	(167,930)	(7,668)	(111,838)
Short-term investments	(311,277)	(1,713,877)	(2,561,044)
Notes receivable from parent and affiliates, net	3,518	2,717	(4,923)
Derivatives, net	1,073	4,948	(6,305)
Other, net	(69)	254	(2,911)
Cash flows from (used in) investing activities	723,188	(236,890)	(2,572,592)
CASH FLOWS FROM FINANCING ACTIVITIES:
Cash collateral for loaned securities	(16,999)	(5,967)	12,782
Proceeds from the issuance of debt (maturities longer than 90 days)	0	0	125,000
Repayments of debt (maturities longer than 90 days)	(43,734)	0	(268,000)
Net increase/(decrease) in short-term borrowing	0	(28,101)	(1,000)
Drafts outstanding	(7,026)	10,624	5,777

Prudential Annuities Life Assurance Corporation

Distribution to parent	(1,025,000)	(950,000)	(1,140,000)
Contributed capital	0	0	860,573
Policyholders’ account deposits	3,150,952	2,623,534	2,116,567
Ceded policyholders’ account deposits	(47,449)	(24,191)	(23,890)
Policyholders’ account withdrawals	(2,727,850)	(2,589,770)	(2,259,445)
Ceded policyholders' account withdrawals	30,341	24,111	28,004
Cash flows from (used in) financing activities	(686,765)	(939,760)	(543,632)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	2,863,595	(208,100)	1,847,503
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR	1,639,939	1,848,039	536
CASH AND CASH EQUIVALENTS, END OF YEAR	$4,503,534	$1,639,939	$1,848,039
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid (refund)	$(43,130)	$437,872	$31,931
Interest paid	$33,901	$34,217	$23,392

(1)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.
Significant Non-Cash Transactions
Cash flows from investing and financing activities for the year ended December 31, 2016 excludes certain non-cash transactions related to the Variable Annuities Recapture. See Note 1 for additional information.
See Notes to Financial Statements

Prudential Annuities Life Assurance Corporation

Notes to Financial Statements
1.    BUSINESS AND BASIS OF PRESENTATION
Prudential Annuities Life Assurance Corporation (the “Company” or “PALAC”), with its principal offices in Shelton, Connecticut, is a wholly-owned subsidiary of Prudential Annuities, Inc. (“PAI”), which in turn is an indirect wholly-owned subsidiary of Prudential Financial, Inc. ("Prudential Financial"), a New Jersey corporation.
The Company has developed long-term savings and retirement products, which were distributed through its affiliated broker-dealer company, Prudential Annuities Distributors, Inc. (“PAD”). The Company issued variable and fixed deferred and immediate annuities for individuals and groups in the United States of America and Puerto Rico. In addition, the Company has a relatively small in force block of variable life insurance policies. The Company stopped actively selling annuity products in March 2010.

In March 2010, the Company ceased offering its variable annuity products (and where offered, the companion market value adjustment option) to new investors upon the launch of a new product line by each of Pruco Life Insurance Company ("Pruco Life") and its wholly-owned subsidiary Pruco Life Insurance Company of New Jersey ("PLNJ") (which are affiliates of the Company). These initiatives were implemented to create operational and administrative efficiencies by offering a single product line of annuity products from a more limited group of legal entities. During 2012, the Company suspended additional customer deposits for variable annuities with certain living benefit guarantees. However, the Company continues to accept additional customer deposits on certain in force contracts, subject to applicable contract provisions and administrative rules.
The Company resumed offering annuity products to new investors (except in New York) when it launched a new fixed index annuity and a new deferred income annuity in 2018.
The Company is engaged in a business that is highly competitive because of the large number of stock and mutual life insurance companies and other entities engaged in marketing long-term savings and retirement products, including insurance products, and individual and group annuities.
On August 31, 2013, the Company redomesticated from Connecticut to Arizona. As a result of the redomestication, the Company is now an Arizona-based insurance company and its principal insurance regulatory authority is the Arizona Department of Insurance ("AZDOI"). The redomestication also resulted in the Company being domiciled in the same jurisdiction as the then primary reinsurer of the Company’s living benefit guarantees, Pruco Reinsurance, Ltd. (“Pruco Re”), which enabled the Company to claim statutory reserve credit for business ceded to Pruco Re without the need for Pruco Re to collateralize its obligations under the reinsurance agreement. As of April 1, 2016, the Company no longer reinsures its living benefit guarantees to Pruco Re.
As disclosed in Note 1 to the Financial Statements included in the Company's Annual Report on Form 10-K for the year ended December 31, 2015, the Company surrendered its New York license effective December 31, 2015, and reinsured the majority of its New York business to an affiliate, The Prudential Insurance Company of America (“Prudential Insurance”). The license surrender relieves the Company of the requirement to hold New York statutory reserves on its business in excess of the statutory reserves required by its domiciliary regulator, the AZDOI. For the small portion of New York business retained by the Company, a custodial account has been established to hold collateral assets in an amount equal to a percentage of the reserves associated with such business, as calculated in accordance with PALAC's New York Regulation 109 Plan approved by the New York Department of Financial Services.

Variable Annuities Recapture
Through March 31, 2016, the Company reinsured the majority of its variable annuity living benefit guarantees to its affiliated companies, Pruco Re and Prudential Insurance. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. This reinsurance agreement covers new and in force business and excludes business reinsured externally. The product risks related to the reinsured business are being managed in the Company. In addition, the living benefit hedging program related to the reinsured living benefit guarantees is being managed within the Company. These series of transactions are collectively referred to as the "Variable Annuities Recapture".
As part of the Variable Annuities Recapture, the Company received invested assets of $3.1 billion as consideration from Pruco Re, which is equivalent to the amount of statutory reserve credit taken as of March 31, 2016, and unwound the associated reinsurance recoverable of $3.4 billion. As a result of the recapture transaction, the Company recognized a loss of $0.3 billion immediately.

For the Variable Annuities Recapture, the Company received invested assets of $7.1 billion as consideration from Pruco Life and established reserves of $9.4 billion. In addition, the Company incurred ceding commissions of $3.6 billion, of which $1.1 billion was in the form of reassignment of debt from Pruco Life. Also, the Company established deferred policy acquisition costs ("DAC") and deferred sales inducements ("DSI") balances, which were equivalent to the ceding commission incurred by the Company. For the reinsurance of the variable annuity base contracts, the Company recognized a benefit of $0.3 billion, which was deferred and will subsequently be amortized through "General, administrative and other expenses". For the reinsurance of the living benefit guarantees, the Company recognized a loss of $2.6 billion immediately since the reinsurance contract is accounted for as a free-standing derivative.
The Company also received a capital contribution of $8.4 billion from PAI.
As a result of the Variable Annuities Recapture, Pruco Re no longer had any material active reinsurance with affiliates. On September 30, 2016, Pruco Re was merged with and into the Company.
The impact of these transactions on the Statements of Operations and Comprehensive Income (Loss) was as follows:

Day 1 Impact of the Variable Annuities Recapture(1)	Impacts of Recapture	Impacts of Reinsurance	Total Impacts
	(in millions)
REVENUES
Premiums	$0	$832	$832
Realized investment gains (losses), net	(305)	(2,561)	(2,866)
TOTAL REVENUES	(305)	(1,729)	(2,034)
BENEFITS AND EXPENSES
Policyholders' benefits	0	522	522
General, administrative and other expenses	0	310	310
TOTAL BENEFITS AND EXPENSES	0	832	832
INCOME (LOSS) FROM OPERATIONS BEFORE INCOME TAXES	(305)	(2,561)	(2,866)
Income tax expense (benefit)	(114)	(961)	(1,075)
NET INCOME (LOSS)	$(191)	$(1,600)	$(1,791)

(1)	Day 1 Significant Non-Cash Transactions:

•
Consideration transferred includes non-cash activities of $3.1 billion for assets received related to the recapture transaction with Pruco Re, $7.1 billion for assets received related to the reinsurance transaction with Pruco Life and $3.6 billion related to non-cash capital contributions from PAI.

•	Prudential Financial contributed current tax receivables through PAI of $1.5 billion to the Company as part of the Variable Annuities Recapture.

•	The Company incurred ceding commissions of $3.6 billion, of which $1.1 billion was in the form of reassignment of debt from Pruco Life.

•
Additional paid-in capital ("APIC") includes non-cash capital contributions from PAI of $3.6 billion in invested assets, $1.5 billion of current tax receivables and $2.5 billion funding for the ceding commission for the reinsurance transaction with Pruco Life.

Basis of Presentation
The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Use of Estimates
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
The most significant estimates include those used in determining DAC and related amortization; value of business acquired ("VOBA") and its amortization; amortization of DSI; valuation of investments including derivatives and the recognition of other-than-temporary impairments (“OTTI”); future policy benefits including guarantees; provision for income taxes and valuation of deferred tax assets; and accruals for contingent liabilities, including estimates for losses in connection with unresolved legal and regulatory matters.
Reclassifications
Certain amounts in prior periods have been reclassified to conform to the current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

2.    SIGNIFICANT ACCOUNTING POLICIES AND PRONOUNCEMENTS
ASSETS
Fixed maturities, available-for-sale, at fair value are comprised of bonds, notes and redeemable preferred stock. Fixed maturities classified as “available-for-sale” are carried at fair value. See Note 5 for additional information regarding the determination of fair value. The associated unrealized gains and losses, net of tax, and the effect on DAC, VOBA, DSI, future policy benefits, policyholders’ account balances that would result from the realization of unrealized gains and losses, are included in “Accumulated other comprehensive income (loss)” (“AOCI”). The purchased cost of fixed maturities is adjusted for amortization of premiums and accretion of discounts to maturity or, if applicable, call date.
Interest income, and amortization of premium and accretion of discount are included in “Net investment income” under the effective yield method. Additionally, prepayment premiums are also included in “Net investment income”. For mortgage-backed and asset-backed securities, the effective yield is based on estimated cash flows, including interest rate and prepayment assumptions based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also vary based on other assumptions regarding the underlying collateral including default rates and changes in value. These assumptions can significantly impact income recognition and the amount of OTTI recognized in earnings and other comprehensive income. For high credit quality mortgage-backed and asset-backed securities (those rated AA or above), cash flows are provided quarterly, and the amortized cost and effective yield of the securities are adjusted as necessary to reflect historical prepayment experience and changes in estimated future prepayments. The adjustments to amortized cost are recorded as a charge or credit to "Net investment income" in accordance with the retrospective method. For mortgage-backed and asset-backed securities rated below AA or those for which an OTTI has been recorded, the effective yield is adjusted prospectively for any changes in estimated cash flows. See the discussion below on realized investment gains and losses for a description of the accounting for impairments.

Fixed maturities, trading, at fair value consists of fixed maturities that are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Asset administration fees and other income”, and interest and dividend income from these investments is reported in “Net investment income”.

Equity securities, at fair value is comprised of common stock, mutual fund shares, and preferred stock, which are carried at fair value. Realized and unrealized gains and losses on these investments are reported in “Asset administration fees and other income”, and dividend income is reported in “Net investment income” on the ex-dividend date.
Commercial mortgage and other loans consist of commercial mortgage loans and agricultural property loans. Commercial mortgage and other loans held for investment are generally carried at unpaid principal balance, net of unamortized deferred loan origination fees and expenses and net of an allowance for losses. Commercial mortgage and other loans acquired, including those related to the acquisition of a business, are recorded at fair value when purchased, reflecting any premiums or discounts to unpaid principal balances. Interest income, and the amortization of the related premiums or discounts, are included in “Net investment income” under the effective yield method. Prepayment fees are also included in "Net investment income".
Impaired loans include those loans for which it is probable that amounts due will not all be collected according to the contractual terms of the loan agreement. The Company defines “past due” as principal or interest not collected at least 30 days past the scheduled contractual due date. Interest received on loans that are past due, including impaired and non-impaired loans, as well as, loans that were previously modified in a troubled debt restructuring, is either applied against the principal or reported as net investment income based on the Company’s assessment as to the collectability of the principal. See Note 3 for additional information about the Company’s past due loans.
The Company discontinues accruing interest on loans after the loans become 90 days delinquent as to principal or interest payments, or earlier when the Company has doubts about collectability. When the Company discontinues accruing interest on a loan, any accrued but uncollectible interest on the loan and other loans backed by the same collateral, if any, is charged to interest income in the same period. Generally, a loan is restored to accrual status only after all delinquent interest and principal are brought current and, in the case of loans where the payment of interest has been interrupted for a substantial period, or the loan has been modified, a regular payment performance has been established.
The Company reviews the performance and credit quality of the commercial mortgage and other loan portfolio on an on-going basis. Loans are placed on watch list status based on a predefined set of criteria and are assigned one of two categories. Loans are classified as “closely monitored” when it is determined that there is a collateral deficiency or other credit events that may lead to a potential loss of principal or interest. Loans “not in good standing” are those loans where the Company has concluded that there is a high probability of loss of principal, such as when the loan is delinquent or in the process of foreclosure. As described below, in determining the allowance for losses, the Company evaluates each loan on the watch list to determine if it is probable that amounts due will not be collected according to the contractual terms of the loan agreement.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Loan-to-value and debt service coverage ratios are measures commonly used to assess the quality of commercial mortgage loans. The loan-to-value ratio compares the amount of the loan to the fair value of the underlying property collateralizing the loan, and is commonly expressed as a percentage. Loan-to-value ratios greater than 100% indicate that the loan amount exceeds the collateral value. A loan-to-value ratio less than 100% indicates an excess of collateral value over the loan amount. The debt service coverage ratio compares a property’s net operating income to its debt service payments. Debt service coverage ratios less than 1.0 times indicate that property operations do not generate enough income to cover the loan’s current debt payments. A debt service coverage ratio greater than 1.0 times indicates an excess of net operating income over the debt service payments. The values utilized in calculating these ratios are developed as part of the Company’s periodic review of the commercial mortgage loan and agricultural property loan portfolios, which includes an internal appraisal of the underlying collateral value. The Company’s periodic review also includes a quality re-rating process, whereby the internal quality rating originally assigned at underwriting is updated based on current loan, property and market information using a proprietary quality rating system. The loan-to-value ratio is the most significant of several inputs used to establish the internal credit rating of a loan which in turn drives the allowance for losses. Other key factors considered in determining the internal credit rating include debt service coverage ratios, amortization, loan term, and estimated market value growth rate and volatility for the property type and region. See Note 3 for additional information related to the loan-to-value ratios and debt service coverage ratios related to the Company’s commercial mortgage and agricultural loan portfolios.
The allowance for losses includes a loan specific reserve for each impaired loan that has a specifically identified loss and a portfolio reserve for probable incurred but not specifically identified losses. For impaired commercial mortgage and other loans the allowances for losses are determined based on the present value of expected future cash flows discounted at the loan’s effective interest rate, or based upon the fair value of the collateral if the loan is collateral dependent. The portfolio reserves for probable incurred but not specifically identified losses in the commercial mortgage and agricultural loan portfolios consider the current credit composition of the portfolio based on an internal quality rating as described above. The portfolio reserves are determined using past loan experience, including historical credit migration, loss probability and loss severity factors by property type. These factors are reviewed and updated as appropriate.
The allowance for losses on commercial mortgage and other loans can increase or decrease from period to period based on the factors noted above. “Realized investment gains (losses), net” includes changes in the allowance for losses. “Realized investment gains (losses), net” also includes gains and losses on sales, certain restructurings, and foreclosures.
When a commercial mortgage or other loan is deemed to be uncollectible, any specific valuation allowance associated with the loan is reversed and a direct write down of the carrying amount of the loan is made. The carrying amount of the loan is not adjusted for subsequent recoveries in value.
Commercial mortgage and other loans are occasionally restructured in a troubled debt restructuring. These restructurings generally include one or more of the following: full or partial payoffs outside of the original contract terms; changes to interest rates; extensions of maturity; or additions or modifications to covenants. Additionally, the Company may accept assets in full or partial satisfaction of the debt as part of a troubled debt restructuring. When restructurings occur, they are evaluated individually to determine whether the restructuring or modification constitutes a “troubled debt restructuring” as defined by authoritative accounting guidance. If the borrower is experiencing financial difficulty and the Company has granted a concession, the restructuring, including those that involve a partial payoff or the receipt of assets in full satisfaction of the debt is deemed to be a troubled debt restructuring. Based on the Company’s credit review process described above, these loans generally would have been deemed impaired prior to the troubled debt restructuring, and specific allowances for losses would have been established prior to the determination that a troubled debt restructuring has occurred.
In a troubled debt restructuring where the Company receives assets in full satisfaction of the debt, any specific valuation allowance is reversed and a direct write-down of the loan is recorded for the amount of the allowance, and any additional loss, net of recoveries, or any gain is recorded for the difference between the fair value of the assets received and the recorded investment in the loan. When assets are received in partial settlement, the same process is followed, and the remaining loan is evaluated prospectively for impairment based on the credit review process noted above. When a loan is restructured in a troubled debt restructuring, the impairment of the loan is remeasured using the modified terms and the loan’s original effective yield, and the allowance for loss is adjusted accordingly. Subsequent to the modification, income is recognized prospectively based on the modified terms of the loans in accordance with the income recognition policy noted above. Additionally, the loan continues to be subject to the credit review process noted above.
In situations where a loan has been restructured in a troubled debt restructuring and the loan has subsequently defaulted, this factor is considered when evaluating the loan for a specific allowance for losses in accordance with the credit review process noted above.
See Note 3 for additional information about commercial mortgage and other loans that have been restructured in a troubled debt restructuring.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policy loans represent funds loaned to policyholders up to the cash surrender value of the associated insurance policies and are carried at the unpaid principal balances due to the Company from the policyholders. Interest income on policy loans is recognized in “Net investment income” at the contract interest rate when earned. Policy loans are fully collateralized by the cash surrender value of the associated insurance policies.
Short-term investments primarily consist of highly liquid debt instruments with a maturity of twelve months or less and greater than three months when purchased. These investments are generally carried at fair value or amortized cost that approximates fair value and include certain money market investments, funds managed similar to regulated money market funds, short-term debt securities issued by government sponsored entities and other highly liquid debt instruments.

Other invested assets consist of the Company’s non-coupon investments in limited partnerships and limited liability companies ("LPs/LLCs") (other than operating joint ventures), as well as wholly-owned investment real estate, derivative assets and other investments. LPs/LLCs interests are accounted for using either the equity method of accounting, or at fair value with changes in fair value reported in “Asset administration fees and other income”. The Company’s income from investments in LPs/LLCs accounted for using the equity method, other than the Company’s investments in operating joint ventures, is included in “Net investment income.” The carrying value of these investments is written down, or impaired, to fair value when a decline in value is considered to be other-than-temporary. In applying the equity method (including assessment for OTTI), the Company uses financial information provided by the investee, generally on a one to three-month lag. For the investments reported at fair value with changes in fair value reported in current earnings, the associated realized and unrealized gains and losses are reported in “Asset administration fees and other income”.
Realized investment gains (losses) are computed using the specific identification method. Realized investment gains and losses are generated from numerous sources, including the sales of fixed maturity securities, investments in joint ventures and limited partnerships and other types of investments, as well as adjustments to the cost basis of investments for net OTTI recognized in earnings. Realized investment gains and losses also reflect changes in the allowance for losses on commercial mortgage and other loans, and fair value changes on embedded derivatives and free-standing derivatives that do not qualify for hedge accounting treatment. See “Derivative Financial Instruments” below for additional information regarding the accounting for derivatives.
The Company’s available-for-sale securities with unrealized losses are reviewed quarterly to identify OTTI in value. In evaluating whether a decline in value is other-than-temporary, the Company considers several factors including, but not limited to the following: (1) the extent and the duration of the decline; (2) the reasons for the decline in value (credit event, currency or interest-rate related, including general credit spread widening); and (3) the financial condition of and near-term prospects of the issuer.
An OTTI is recognized in earnings for a debt security in an unrealized loss position when the Company either (1) has the intent to sell the debt security or (2) it is more likely than not will be required to sell the debt security before its anticipated recovery. For all debt securities in unrealized loss positions that do not meet either of these two criteria, the Company analyzes its ability to recover the amortized cost by comparing the net present value of projected future cash flows with the amortized cost of the security. The net present value is calculated by discounting the Company’s best estimate of projected future cash flows at the effective interest rate implicit in the debt security prior to impairment. The Company may use the estimated fair value of collateral as a proxy for the net present value if it believes that the security is dependent on the liquidation of collateral for recovery of its investment. If the net present value is less than the amortized cost of the investment an OTTI is recognized.
When an OTTI of a debt security has occurred, the amount of the OTTI recognized in earnings depends on whether the Company intends to sell the security or more likely than not will be required to sell the security before recovery of its amortized cost basis. If the debt security meets either of these two criteria, the OTTI recognized in earnings is equal to the entire difference between the security’s amortized cost basis and its fair value at the impairment measurement date. For OTTI of debt securities that do not meet these criteria, the net amount recognized in earnings is equal to the difference between the amortized cost of the debt security and its net present value calculated as described above. Any difference between the fair value and the net present value of the debt security at the impairment measurement date is recorded in “Other comprehensive income (loss)” (“OCI”). Unrealized gains or losses on securities for which an OTTI has been recognized in earnings is tracked as a separate component of AOCI.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The split between the amount of an OTTI recognized in OCI and the net amount recognized in earnings for debt securities is driven principally by assumptions regarding the amount and timing of projected cash flows. For mortgage-backed and asset-backed securities, cash flow estimates consider the payment terms of the underlying assets backing a particular security, including interest rate and prepayment assumptions, based on data from widely accepted third-party data sources or internal estimates. In addition to interest rate and prepayment assumptions, cash flow estimates also include other assumptions regarding the underlying collateral including default rates and recoveries, which vary based on the asset type and geographic location, as well as the vintage year of the security. For structured securities, the payment priority within the tranche structure is also considered. For all other debt securities, cash flow estimates are driven by assumptions regarding probability of default and estimates regarding timing and amount of recoveries associated with a default. The Company has developed these estimates using information based on its historical experience as well as using market observable data, such as industry analyst reports and forecasts, sector credit ratings and other data relevant to the collectability of a security, such as the general payment terms of the security and the security’s position within the capital structure of the issuer.
The new cost basis of an impaired security is not adjusted for subsequent increases in estimated fair value. In periods subsequent to the recognition of an OTTI, the impaired security is accounted for as if it had been purchased on the measurement date of the impairment. For debt securities, the discount (or reduced premium) based on the new cost basis may be accreted into net investment income in future periods, including increases in cash flow on a prospective basis. In certain cases where there are decreased cash flow expectations, the security is reviewed for further cash flow impairments.
Unrealized investment gains and losses are also considered in determining certain other balances, including DAC, VOBA, DSI, certain future policy benefits and deferred tax assets or liabilities. These balances are adjusted, as applicable, for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. Each of these balances is discussed in greater detail below.
Cash and cash equivalents include cash on hand, amounts due from banks, certain money market investments, funds managed similar to regulated money market funds, other debt instruments with maturities of three months or less when purchased, other than cash equivalents that are included in "Fixed maturities, available-for-sale, at fair value," and receivables related to securities purchased under agreements to resell (see also "Securities sold under agreements to purchase" below.) The Company also engages in overnight borrowing and lending of funds with Prudential Financial and affiliates which are considered cash and cash equivalents.
Deferred policy acquisition costs are related directly to the successful acquisition of new and renewal insurance and annuity business that have been deferred to the extent such costs are deemed recoverable from future profits. Such DAC primarily includes commissions, costs of policy issuance and underwriting, and certain other expenses that are directly related to successfully negotiated contracts. In each reporting period, capitalized DAC is amortized to “Amortization of DAC", net of the accrual of imputed interest on DAC balances. DAC is subject to periodic recoverability testing. DAC, for applicable products, is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI.
DAC related to fixed and variable deferred annuity products are generally deferred and amortized over the expected life of the contracts in proportion to gross profits arising principally from investment margins, mortality and expense margins, and surrender charges, based on historical and anticipated future experience, which is updated periodically. The Company uses a reversion to the mean approach for equities to derive future equity return assumptions. However, if the projected equity return calculated using this approach is greater than the maximum equity return assumption, the maximum equity return is utilized. Gross profits also include impacts from the embedded derivatives associated with certain of the optional living benefit features of the Company’s variable annuity contracts and related hedging activities. In calculating gross profits, profits and losses related to contracts issued by the Company that are reported in affiliated legal entities other than the Company as a result of, for example, reinsurance agreements with those affiliated entities, are also included. The Company is an indirect subsidiary of Prudential Financial, an United States Securities and Exchange Commission (the "SEC") registrant, and has extensive transactions and relationships with other subsidiaries of Prudential Financial, including reinsurance agreements, as described in Note 10. Incorporating all product-related profits and losses in gross profits, including those that are reported in affiliated legal entities, produces a DAC amortization pattern representative of the total economics of the products. Total gross profits include both actual gross profits and estimates of gross profits for future periods. The Company regularly evaluates and adjusts DAC balances with a corresponding charge or credit to current period earnings, representing a cumulative adjustment to all prior periods’ amortization, for the impact of actual gross profits and changes in the Company's projections of estimated future gross profits. Adjustments to DAC balances include: (i) annual review of assumptions that reflect the comprehensive review of the assumptions used in estimating gross profits for future periods, (ii) quarterly adjustments for current period experience (also referred to as “experience true-up” adjustments) that reflect the impact of differences between actual gross profits for a given period and the previously estimated expected gross profits for that period, and (iii) quarterly adjustments for market performance (also referred to as “experience unlocking”) that reflect the impact of changes to the Company's estimate of total gross profits to reflect actual fund performance and market conditions.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. For internal replacement transactions, except those that involve the addition of a nonintegrated contract feature that does not change the existing base contract, the unamortized DAC is immediately charged to expense if the terms of the new policies are not substantially similar to those of the former policies. If the new terms are substantially similar to those of the earlier policies, the DAC is retained with respect to the new policies and amortized over the expected life of the new policies. See Note 6 for additional information regarding DAC.
Accrued investment income primarily includes accruals of interest and dividend income from investments that have been earned but not yet received.
Reinsurance recoverables include corresponding receivables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 10.
Income taxes asset primarily represents the net deferred tax asset and the Company’s estimated taxes receivable for the current year and open audit years.
The Company is a member of the federal income tax return of Prudential Financial and primarily files separate company state and local tax returns. Pursuant to the tax allocation arrangement with Prudential Financial, total federal income tax expense is determined on a separate company basis. Members with losses record tax benefits to the extent such losses are recognized in the consolidated federal tax provision.
Items required by tax regulations to be included in the tax return may differ from the items reflected in the financial statements. As a result, the effective tax rate reflected in the financial statements may be different than the actual rate applied on the tax return. Some of these differences are permanent such as expenses that are not deductible in the Company’s tax return, and some differences are temporary, reversing over time, such as valuation of insurance reserves. Temporary differences create deferred tax assets and liabilities. Deferred tax assets generally represent items that can be used as a tax deduction or credit in future years for which the Company has already recorded the tax benefit in the Company’s Statements of Operations. Deferred tax liabilities generally represent tax expense recognized in the Company’s financial statements for which payment has been deferred, or expenditures for which the Company has already taken a deduction in the Company’s tax return but have not yet been recognized in the Company’s financial statements.
Deferred income taxes are recognized, based on enacted rates, when assets and liabilities have different values for financial statement and tax reporting purposes. The application of U.S. GAAP requires the Company to evaluate the recoverability of the Company’s deferred tax assets and establish a valuation allowance if necessary to reduce the Company’s deferred tax assets to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. See Note 11 for a discussion of factors considered when evaluating the need for a valuation allowance.
In December of 2017, SEC staff issued "SAB 118, Income Tax Accounting Implications of the Tax Cuts and Jobs Act" ("SAB 118"), which allowed registrants to record provisional amounts during a ‘measurement period’ not to extend beyond one year. Under the relief provided by SAB 118, a company could recognize provisional amounts when it did not have the necessary information available, prepared or analyzed in reasonable detail to complete its accounting for the change in tax law. See Note 11 for a discussion of provisional amounts related to the U.S. Tax Cuts and Jobs Act of 2017 ("Tax Act of 2017") recorded in 2017 and adjustments to provisional amounts recorded in 2018.
U.S. GAAP prescribes a comprehensive model for how a company should recognize, measure, present, and disclose in its financial statements uncertain tax positions that a company has taken or expects to take on tax returns. The application of this guidance is a two-step process. First, the Company determines whether it is more likely than not, based on the technical merits, that the tax position will be sustained upon examination. If a tax position does not meet the more likely than not recognition threshold, the benefit of that position is not recognized in the financial statements. The second step is measurement. The Company measures the tax position as the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate resolution with a taxing authority that has full knowledge of all relevant information. This measurement considers the amounts and probabilities of the outcomes that could be realized upon ultimate settlement using the facts, circumstances, and information available at the reporting date.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company’s liability for income taxes includes a liability for unrecognized tax benefits, interest and penalties which relate to tax years still subject to review by the Internal Revenue Service (“IRS”) or other taxing jurisdictions. Audit periods remain open for review until the statute of limitations has passed. Generally, for tax years which produce net operating losses, capital losses or tax credit carryforwards (“tax attributes”), the statute of limitations does not close, to the extent of these tax attributes, until the expiration of the statute of limitations for the tax year in which they are fully utilized. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the liability for income taxes. The Company classifies all interest and penalties related to tax uncertainties as income tax expense.
See Note 11 for additional information regarding income taxes.
VOBA represents identifiable intangible assets to which a portion of the purchase price in a business acquisition is attributed under the application of purchase accounting. VOBA represents an adjustment to the stated value of in force insurance contract liabilities to present them at fair value, determined as of the acquisition date. VOBA balances are subject to recoverability testing, in the manner in which it was acquired. The Company has established a VOBA asset primarily for its acquisition of American Skandia Life Assurance Corporation. The Company amortizes VOBA over the anticipated life of the acquired contracts using the same methodology and assumptions used to amortize DAC. The Company records amortization of VOBA in “General, administrative, and other expenses.” See Note 7 for additional information regarding VOBA.
Deferred sales inducements represent various types of sales inducements to contractholders related to fixed and variable deferred annuity contracts. The Company defers sales inducements and amortizes them over the expected life of the policy using the same methodology and assumptions used to amortize DAC. Sales inducement balances are subject to periodic recoverability testing. The Company records amortization of DSI in “Interest credited to policyholders’ account balances.” DSI for applicable products is adjusted for the impact of unrealized gains or losses on investments as if these gains or losses had been realized, with corresponding credits or charges included in AOCI. See Note 9 for additional information regarding sales inducements.
Other assets consist primarily of accruals for asset administration fees, deferred loss on reinsurance with an affiliate and receivables resulting from sales of securities that had not yet settled at the balance sheet date.
Separate account assets represent segregated funds that are invested for certain contractholders. The contractholder has the option of directing funds to a wide variety of investment options, most of which invest in mutual funds. The investment risk on the variable portion of a contract is borne by the contractholder, except to the extent of minimum guarantees by the Company, which are not separate account liabilities. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The investment income and realized investment gains or losses from separate accounts generally accrue to the contractholders and are not included in the Company’s results of operations. Mortality, policy administration and surrender charges assessed against the accounts are included in “Policy charges and fee income”. Asset administration fees charged to the accounts are included in “Asset administration fees and other income”. See Note 9 for additional information regarding separate account arrangements with contractual guarantees. See also “Separate account liabilities” below.
LIABILITIES
Future policy benefits liability is primarily comprised of liabilities for guarantee benefits related to certain long-duration life and annuity contracts, which are discussed more fully in Note 9. These reserves represent reserves for the guaranteed minimum death and optional living benefit features on the Company’s variable annuity products. The optional living benefits are primarily accounted for as embedded derivatives, with fair values calculated as the present value of future expected benefit payments to customers less the present value of assessed rider fees attributable to the embedded derivative feature. For additional information regarding the valuation of these optional living benefit features, see Note 5.
The Company’s liability for future policy benefits also includes reserves based on the present value of estimated future payments to or on behalf of policyholders, where the timing and amount of payment depends on policyholder mortality. Expected mortality is generally based on Company experience, industry data, and/or other factors. Interest rate assumptions are based on factors such as market conditions and expected investment returns. Although mortality, morbidity and interest rate assumptions are “locked-in” upon the issuance of new insurance or annuity business with fixed and guaranteed terms, significant changes in experience or assumptions may require the Company to provide for expected future losses on a product by establishing premium deficiency reserves. Premium deficiency reserves are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves do not include a provision for the risk of adverse deviation. Any adjustments to future policy benefit reserves related to net unrealized gains on securities classified as available-for-sale are included in AOCI. See Note 8 for additional information regarding future policy benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders’ account balances liability represents the contract value that has accrued to the benefit of the policyholder as of the balance sheet date. This liability is primarily associated with the accumulated account deposits, plus interest credited, less policyholder withdrawals and other charges assessed against the account balance, as applicable. These policyholders’ account balances also include provision for benefits under non-life contingent payout annuities. See Note 8 for additional information regarding policyholders’ account balances.
Cash collateral for loaned securities represent liabilities to return cash proceeds from security lending transactions. Securities lending transactions are used primarily to earn spread income, or to borrow funds. As part of securities lending transactions, the Company transfers U.S. and foreign debt and equity securities, as well as U.S. government and government agency securities, and receives cash as collateral. Cash proceeds from securities lending transactions are used to earn spread income, and are typically invested in cash equivalents, short-term investments or fixed maturities. Securities lending transactions are treated as financing arrangements and are recorded at the amount of cash received. The Company obtains collateral in an amount equal to 102% and 105% of the fair value of the domestic and foreign securities, respectively. The Company monitors the market value of the securities loaned on a daily basis with additional collateral obtained as necessary. Substantially all of the Company’s securities lending transactions are with large brokerage firms and large banks. Income and expenses associated with securities lending transactions used to earn spread income are reported as “Net investment income”; however, for securities lending transactions used for funding purposes the associated rebate is reported as interest expense (included in “General, administrative and other expenses”).
Securities sold under agreements to repurchase represent liabilities associated with securities repurchase agreements which are used primarily to earn spread income, to borrow funds, or to facilitate trading activity. As part of securities repurchase agreements, the Company transfers U.S. government and government agency securities to a third-party and receives cash as collateral. For securities repurchase agreements used to earn spread income, the cash received is typically invested in cash equivalents, short-term investments or fixed maturities. Receivables associated with securities purchased under agreements to resell are generally reflected as cash equivalents (see also "Cash and cash equivalents" above). As part of securities resale agreements, the Company invests cash and receives as collateral U.S. government securities or other debt securities.
Securities repurchase and resale agreements that satisfy certain criteria are treated as secured borrowing or secured lending arrangements. These agreements are carried at the amounts at which the securities will be subsequently resold or reacquired, as specified in the respective transactions. For securities purchased under agreements to resell, the Company’s policy is to take possession or control of the securities either directly or through a third-party custodian. These securities are valued daily and additional securities or cash collateral is received, or returned, when appropriate to protect against credit exposure. Securities to be resold are the same, or substantially the same, as the securities received. The majority of these transactions are with large brokerage firms and large banks. For securities sold under agreements to repurchase, the market value of the securities to be repurchased is monitored, and additional collateral is obtained where appropriate, to protect against credit exposure. The Company obtains collateral in an amount at least equal to 95% of the fair value of the securities sold. Securities to be repurchased are the same, or substantially the same, as those sold. The majority of these transactions are with highly rated money market funds. Income and expenses related to these transactions executed within the insurance companies used to earn spread income are reported as “Net investment income”; however, for transactions used for funding purposes, the associated borrowing cost is reported as interest expense (included in “General, administrative and other expenses”). Income and expenses related to these transactions executed within the Company’s derivative operations are reported in “Asset administration fees and other income”.
Short-term and long-term debt liabilities are primarily carried at an amount equal to unpaid principal balance, net of unamortized discount or premium and debt issue costs. Original-issue discount or premium and debt-issue costs are recognized as a component of interest expense over the period the debt is expected to be outstanding, using the interest method of amortization. Interest expense is generally presented within “General, administrative and other expenses” in the Company’s Statements of Operations. Short-term debt is debt coming due in the next twelve months, including that portion of debt otherwise classified as long-term. The short-term debt caption may exclude short-term debt items for which the Company has the intent and ability to refinance on a long-term basis in the near term. See Note 14 for additional information regarding short-term and long-term debt.
Reinsurance payables include corresponding payables associated with reinsurance arrangements with affiliates. For additional information about these arrangements see Note 10.
Other liabilities consist primarily of accrued expenses, technical overdrafts, deferred gain on reinsurance with an affiliate, and payables resulting from purchases of securities that had not yet settled at the balance sheet date. Other liabilities may also include derivative instruments for which fair values are determined as described below under “Derivative Financial Instruments”.
Separate account liabilities primarily represent the contractholders’ account balance in separate account assets and to a lesser extent borrowings of the separate account, and will be equal and offsetting to total separate account assets. See also “Separate account assets” above.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Commitments and contingent liabilities are accrued if it is probable that a liability has been incurred and an amount is reasonably estimable. Management evaluates whether there are incremental legal or other costs directly associated with the ultimate resolution of the matter that are reasonably estimable and, if so, they are included in the accrual. These accruals are generally reported in “Other liabilities”.
REVENUES AND BENEFITS AND EXPENSES
Insurance Revenue and Expense Recognition
Revenues for variable deferred annuity contracts consist of charges against contractholder account values or separate accounts for mortality and expense risks, administration fees, surrender charges and an annual maintenance fee per contract. Revenues for mortality and expense risk charges and administration fees are recognized as assessed against the contractholder. Surrender charge revenue is recognized when the surrender charge is assessed against the contractholder at the time of surrender. Liabilities for the variable investment options on annuity contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Revenues for variable immediate annuity and supplementary contracts with life contingencies consist of certain charges against contractholder account values including mortality and expense risks and administration fees. These charges and fees are recognized as revenue when assessed against the contractholder. Liabilities for variable immediate annuity contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Revenues for fixed immediate annuity and fixed supplementary contracts with and without life contingencies consist of net investment income. In addition, revenues for fixed immediate annuity contracts with life contingencies also consist of single premium payments recognized as annuity considerations when received. Reserves for contracts without life contingencies are included in “Policyholders’ account balances” while reserves for contracts with life contingencies are included in “Future policy benefits.” Assumed interest rates ranged from 0.0% to 8.3% at December 31, 2018 and 2017.
Revenues for variable life insurance contracts consist of charges against contractholder account values or separate accounts for expense charges, administration fees, cost of insurance charges and surrender charges. Certain contracts also include charges against premium to pay state premium taxes. All of these charges are recognized as revenue when assessed against the contractholder. Liabilities for variable life insurance contracts represent the account value of the contracts and are included in “Separate account liabilities.”
Certain individual annuity contracts provide the contractholder a guarantee that the benefit received upon death or annuitization will be no less than a minimum prescribed amount. These benefits are accounted for as insurance contracts and are discussed in further detail in Note 9. The Company also provides contracts with certain optional living benefits which are considered embedded derivatives. These contracts are discussed in further detail in Note 9.
Amounts received as payment for variable annuities and other contracts without life contingencies are reported as deposits to “Policyholders’ account balances” and/or “Separate account liabilities.” Revenues from these contracts are reflected in “Policy charges and fee income” consisting primarily of fees assessed during the period against the policyholders’ account balances for policy administration charges and surrender charges. In addition to fees, the Company earns investment income from the investments in the Company’s general account portfolio. Fees assessed that represent compensation to the Company for services to be provided in future periods and certain other fees are generally deferred and amortized into revenue over the life of the related contracts in proportion to estimated gross profits. Benefits and expenses for these products include claims in excess of related account balances, expenses of contract administration, interest credited to policyholders’ account balances and amortization of DAC, DSI and VOBA.

Asset administration fees and other income principally includes asset-based asset management fees, which are recognized in the period in which the services are performed. This financial statement line also includes realized and unrealized gains or losses from investments reported as “Fixed maturities, trading, at fair value”, “Equity securities, at fair value”, and “Other invested assets” that are measured at fair value.
OTHER ACCOUNTING POLICIES
Derivative Financial Instruments
Derivatives are financial instruments whose values are derived from interest rates, foreign exchange rates, financial indices, values of securities or commodities, credit spreads, market volatility, expected returns, and liquidity. Values can also be affected by changes in estimates and assumptions, including those related to counterparty behavior and non-performance risk ("NPR") used in valuation models. Derivative financial instruments generally used by the Company include swaps, futures, forwards and options and may be exchange-traded or contracted in the over-the-counter ("OTC") market. Derivative positions are carried at fair value, generally by obtaining quoted market prices or through the use of valuation models.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Derivatives are used to manage the interest rate and currency characteristics of assets or liabilities. Additionally, derivatives may be used to seek to reduce exposure to interest rate, credit, foreign currency and equity risks associated with assets held or expected to be purchased or sold, and liabilities incurred or expected to be incurred. As discussed in detail below and in Note 4, all realized and unrealized changes in fair value of derivatives are recorded in current earnings, with the exception of the effective portion of cash flow hedges. Cash flows from derivatives are reported in the operating, investing, or financing activities sections in the Statements of Cash Flows based on the nature and purpose of the derivative.
Derivatives are recorded either as assets, within “Other invested assets,” or as liabilities, within “Payables to parent and affiliates,” except for embedded derivatives which are recorded with the associated host contract. The Company nets the fair value of all derivative financial instruments with counterparties for which a master netting arrangement has been executed.
The Company designates derivatives as either (1) a hedge of a forecasted transaction or of the variability of cash flows to be received or paid related to a recognized asset or liability (“cash flow” hedge); or (2) a derivative that does not qualify for hedge accounting.
To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated risk of the hedged item. Effectiveness of the hedge is formally assessed at inception and throughout the life of the hedging relationship. Even if a derivative qualifies for hedge accounting treatment, there may be an element of ineffectiveness of the hedge. Under such circumstances, the ineffective portion is recorded in “Realized investment gains (losses), net.”
The Company formally documents at inception all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as cash flow hedges to specific assets and liabilities on the balance sheet or to specific firm commitments or forecasted transactions.
When a derivative is designated as a cash flow hedge and is determined to be highly effective, changes in its fair value are recorded in AOCI until earnings are affected by the variability of cash flows being hedged (e.g., when periodic settlements on a variable-rate asset or liability are recorded in earnings). At that time, the related portion of deferred gains or losses on the derivative instrument is reclassified and reported in the Statements of Operations line item associated with the hedged item.
If it is determined that a derivative no longer qualifies as an effective cash flow hedge or management removes the hedge designation, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” The component of AOCI related to discontinued cash flow hedges is reclassified to the Statements of Operations line associated with the hedged cash flows consistent with the earnings impact of the original hedged cash flows.
When hedge accounting is discontinued because the hedged item no longer meets the definition of a firm commitment, or because it is probable that the forecasted transaction will not occur by the end of the specified time period, the derivative will continue to be carried on the balance sheet at its fair value, with changes in fair value recognized currently in “Realized investment gains (losses), net.” Any asset or liability that was recorded pursuant to recognition of the firm commitment is removed from the balance sheet and recognized currently in “Realized investment gains (losses), net.” Gains and losses that were in AOCI pursuant to the cash flow hedge of a forecasted transaction are recognized immediately in “Realized investment gains (losses), net.”
If a derivative does not qualify for hedge accounting, all changes in its fair value, including net receipts and payments, are included in “Realized investment gains (losses), net” without considering changes in the fair value of the economically associated assets or liabilities.
The Company is a party to financial instruments that contain derivative instruments that are “embedded” in the financial instruments. At inception, the Company assesses whether the economic characteristics of the embedded instrument are clearly and closely related to the economic characteristics of the remaining component of the financial instrument (i.e., the host contract) and whether a separate instrument with the same terms as the embedded instrument would meet the definition of a derivative instrument. When it is determined that (1) the embedded instrument possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded instrument qualifies as an embedded derivative that is separated from the host contract, carried at fair value, and changes in its fair value are included in “Realized investment gains (losses), net.” For certain financial instruments that contain an embedded derivative that otherwise would need to be bifurcated and reported at fair value, the Company may elect to carry the entire instrument at fair value and report it within “Fixed maturities, trading" or "Other invested assets".

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company sold variable annuity contracts that include optional living benefit features that may be treated from an accounting perspective as embedded derivatives. The Company had reinsurance agreements to transfer the risks related to certain of these benefit features to affiliates, Pruco Re and Prudential Insurance through March 31, 2016. Effective April 1, 2016, the Company recaptured the risks related to its variable annuity optional living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance. In addition, the Company reinsured the variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance, under a coinsurance and modified coinsurance agreement. See Note 1 and 10 for additional information. The embedded derivatives related to the living benefit features and the related reinsurance agreements are carried at fair value and included in “Future policy benefits” and “Reinsurance recoverables,” respectively. Changes in the fair value are determined using valuation models as described in Note 5, and are recorded in “Realized investment gains (losses), net.”
RECENT ACCOUNTING PRONOUNCEMENTS
Changes to U.S. GAAP are established by the Financial Accounting Standards Board ("FASB") in the form of Accounting Standards Updates ("ASU") to the FASB Accounting Standards Codification. The Company considers the applicability and impact of all ASU. ASU listed below include those that have been adopted during the current fiscal year and/or those that have been issued but not yet adopted as of the date of this filing. ASU not listed below were assessed and determined to be either not applicable or not material.
Adoption of ASU 2016-01
Effective January 1, 2018, the Company adopted ASU 2016-01, Financial Instruments - Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Liabilities using a modified retrospective method. Adoption of this ASU impacted the Company’s accounting and presentation related to equity investments. The most significant impact is that the changes in fair value of equity securities previously classified as “available-for-sale” are to be reported in net income within “Asset administration fees and other income” in the Statements of Operations. Prior to this, the changes in fair value on equity securities classified as “available-for-sale” were reported in AOCI.

The impacts of this ASU on the Company’s Financial Statements can be categorized as follows: (1) Changes to the presentation within the Statements of Financial Position; (2) Cumulative-effect Adjustment Upon Adoption; and (3) Changes to Accounting Policies. Each of these components is described below.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(1) Changes to the presentation within the Statements of Financial Position

Because of the fundamental accounting changes as described in section "(3) Changes to Accounting Policies" below, the Company determined that changes to the presentation of certain balances in the investment section of the Company’s Statements of Financial Position were also necessary to maintain clarity and logical presentation. The table below illustrates these changes by presenting the balances as previously reported in the Company’s Annual Report on Form 10-K for the year ended December 31, 2017 and the reclassifications that were made, along with a footnote explanation of each reclassification.

	December 31, 2017
	As previously reported	Reclassifications			As currently reported
Statement of Financial Position Line Items		(1)	(2)	(3)
	(in thousands)
Fixed maturities, available-for-sale, at fair value	$10,110,786				$10,110,786
*Fixed maturities, trading, at fair value	0		166,360		166,360
~~Trading account assets, at fair value~~	181,717		(181,717)		0
~~Equity securities, available-for-sale, at fair value~~ 	18	(18)			0
*Equity securities, at fair value	0	18	15,357		15,375
Commercial mortgage and other loans	1,387,012				1,387,012
Policy loans	12,558				12,558
Short-term investments	711,071				711,071
~~Other long-term investments~~	335,811			(335,811)	0
*Other invested assets	0			335,811	335,811
Total investments	$12,738,973	$0	$0	$0	$12,738,973
* - New line item effective January 1, 2018.
~~Strikethrough~~ - Eliminated line item effective January 1, 2018.

(1)	Retitled “Equity securities, available-for-sale, at fair value” to “Equity securities, at fair value” as equity securities can no longer be described as available-for-sale.

(2)	Eliminated the line item “Trading account assets, at fair value” and reclassified each component to another line item.

(3)	Retitled “Other long-term investments” to “Other invested assets”.

(2) Cumulative-effect Adjustment Upon Adoption

The provisions of ASU 2016-01 require that the Company apply the amendments through a cumulative-effect adjustment to the Statements of Financial Position as of the beginning of the fiscal year of adoption. The following table illustrates the impact on the Company’s Statement of Financial Position as a result of recording this cumulative-effect adjustment on January 1, 2018.

Summary of ASU 2016-01 Transition Impacts on the Statement
of Financial Position upon Adoption on January 1, 2018
(in thousands)
Increase / (Decrease)
Other invested assets	$423
Total assets	$423
Income taxes payable	89
Total liabilities	89
Accumulated other comprehensive income (loss)	(3)
Retained earnings	337
Total equity	334
Total liabilities and equity	$423

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(3) Changes to Accounting Policies

The narrative description of our significant accounting policies at the beginning of this Note reflects our policies as of December 31, 2018, including policies associated with the adoption of ASU 2016-01.

Other ASU adopted during the twelve months ended December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2014-09, Revenue from Contracts with Customers (Topic 606)
The ASU is based on the core principle that revenue is recognized to depict the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods and services. The standard also requires additional disclosures about the nature, amount, timing and uncertainty of revenue and cash flows arising from customer contracts, and assets recognized from the costs to obtain or fulfill a contract with a customer. Revenue recognition for insurance contracts and financial instruments is explicitly scoped out of the standard.
		January 1, 2018 using the modified retrospective method which included a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.	Adoption of the ASU did not have an impact on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2016-15, Statement of Cash Flows (Topic 230): Classification of Certain Cash Receipts and Cash Payments (a Consensus of the Emerging Issues Task Force)
This ASU addresses diversity in practice in how certain cash receipts and cash payments are presented and classified in the statement of cash flows. The standard provides clarity on the treatment of eight specifically defined types of cash inflows and outflows.
		January 1, 2018 using the retrospective method (with early adoption permitted provided that all amendments are adopted in the same period).	Adoption of the ASU did not have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash
In November 2016, the FASB issued this ASU to address diversity in practice from entities classifying and presenting transfers between cash and restricted cash as operating, investing, or financing activities, or as a combination of those activities in the Statement of Cash Flows. The ASU requires entities to show the changes in the total of cash, cash equivalents, restricted cash, and restricted cash equivalents in the Statement of Cash Flows. As a result, transfers between such categories will no longer be presented in the Statement of Cash Flows.
		January 1, 2018 using the retrospective method (with early adoption permitted).	Adoption of the ASU did not have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

ASU 2018-02, Income Statement - Reporting Comprehensive Income (Topic 220): Reclassification of Certain Tax Effects from Accumulated Other Comprehensive Income (Loss)
In February 2018, this ASU was issued following the enactment of the Tax Act of 2017. This ASU allows an entity to elect a reclassification from AOCI to retained earnings for stranded effects resulting from the Tax Act of 2017.

January 1, 2019 with early adoption permitted. The ASU should be applied either in the period of adoption or retrospectively to each period in which the effect of the change in the U.S. federal corporate income tax rate in the Tax Act of 2017 is recognized.

The Company early adopted the ASU effective January 1, 2018 and elected to apply the ASU in the period of adoption subsequent to recording the adoption impacts of ASU 2016-01 as described above. As a result, the Company reclassified stranded effects resulting from the Tax Act of 2017 by decreasing AOCI and increasing retained earnings, each by $36.7 million. Stranded effects unrelated to the Tax Act of 2017 are generally released from AOCI when an entire portfolio of the type of item related to the stranded effect is liquidated, sold or extinguished (i.e., portfolio approach).

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

ASU issued but not yet adopted as of December 31, 2018 — ASU 2018-12

ASU 2018-12, Financial Services - Insurance (Topic 944): Targeted Improvements to the Accounting for Long-Duration Contracts, was issued by the FASB on August 15, 2018 and is expected to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements. The ASU is effective January 1, 2021 (with early adoption permitted), and will impact, at least to some extent, the accounting and disclosure requirements for all long-duration insurance and investment contracts issued by the Company. Outlined below are four key areas of change, although there are other changes not noted below. In addition to the impacts to the balance sheet upon adoption, the Company also expects an impact to how earnings emerge thereafter.

ASU 2018-12 Amended Topic	Description	Method of adoption	Effect on the financial statements or other significant matters
Cash flow assumptions used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products
Requires an entity to review, and if necessary, update the cash flow assumptions used to measure the liability for future policy benefits, for both changes in future assumptions and actual experience, at least annually using a retrospective update method with a cumulative catch-up adjustment recorded in a separate line item in the Statements of Operations.

An entity may choose one of two adoption methods for the liability for future policy benefits: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) a full retrospective transition method.
The options for method of adoption and the impacts of such methods are under assessment.
Discount rate assumption used to measure the liability for future policy benefits for non-participating traditional and limited-pay insurance products	Requires discount rate assumptions to be based on an upper-medium grade fixed income instrument yield and will be required to be updated each quarter with the impact recorded through OCI.
As noted above, an entity may choose either a modified retrospective transition method or full retrospective transition method for the liability for future policy benefits. Under either method, for balance sheet remeasurement purposes, the liability for future policy benefits will be remeasured using current discount rates as of the beginning of the earliest period presented with the impact recorded as a cumulative effect adjustment to AOCI.

Upon adoption, under either transition method, there will be an adjustment to AOCI as a result of remeasuring in force contract liabilities using current upper-medium grade fixed income instrument yields. The adjustment upon adoption will largely reflect the difference between the discount rate locked-in at contract inception versus current discount rates at transition. The magnitude of such adjustment is currently being assessed.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Amortization of DAC and other balances
Requires DAC and other balances, such as unearned revenue reserves and DSI, to be amortized on a constant level basis over the expected term of the related contract, independent of expected profitability.

An entity may apply one of two adoption methods: (1) a modified retrospective transition method whereby the entity will apply the amendments to contracts in force as of the beginning of the earliest period presented on the basis of their existing carrying amounts, adjusted for the removal of any related amounts in AOCI or (2) if an entity chooses a full retrospective transition method for its future policy benefits, as described above, it is required to also use a retrospective transition method for DAC and other balances.

The options for method of adoption and the impacts of such methods are under assessment. Under the modified retrospective transition method, the Company would not expect a significant impact to the balance sheet, other than the impact of the removal of any related amounts in AOCI.

Market Risk Benefits
Requires an entity to measure all market risk benefits (e.g., living benefit and death benefit guarantees associated with variable annuities) at fair value with changes in value attributable to changes in an entity’s NPR to be recognized in OCI.
An entity will apply a retrospective transition method which will include a cumulative-effect adjustment on the balance sheet as of the earliest period presented.
Upon adoption, the Company expects an impact to retained earnings for the difference between the fair value and carrying value of benefits not currently measured at fair value (e.g., Guaranteed Minimum Death Benefits ("GMDB") on variable annuities) and an impact from reclassifying the cumulative effect of changes in NPR from retained earnings to AOCI. The magnitude of such adjustments is currently being assessed.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Other ASU issued but not yet adopted as of December 31, 2018

Standard	Description	Effective date and method of adoption	Effect on the financial statements or other significant matters
ASU 2016-13, Financial Instruments-Credit Losses (Topic 326): Measurement of Credit Losses on Financial Instruments
This ASU provides a new current expected credit loss model to account for credit losses on certain financial assets and off-balance sheet exposures (e.g., loans held for investment, debt securities held to maturity, reinsurance receivables, net investments in leases and loan commitments). The model requires an entity to estimate lifetime credit losses related to such financial assets and exposures based on relevant information about past events, current conditions, and reasonable and supportable forecasts that affect the collectability of the reported amount. The standard also modifies the current other-than-temporary impairment standard for available-for-sale debt securities to require the use of an allowance rather than a direct write down of the investment, and replaces existing standard for purchased credit deteriorated loans and debt securities.

January 1, 2020 using the modified retrospective method which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption. However, prospective application is required for purchased credit deteriorated assets previously accounted for under ASU 310-30 and for debt securities for which an other-than-temporary impairment was recognized prior to the date of adoption. Early adoption is permitted beginning January 1, 2019.
The Company is currently assessing the impact of the ASU on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2017-08, Receivables - Nonrefundable Fees and Other Costs (Subtopic 310-20) Premium Amortization on Purchased Callable Debt Securities	This ASU requires certain premiums on callable debt securities to be amortized to the earliest call date.
January 1, 2019 using the modified retrospective method (with early adoption permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.
ASU 2017-12, Derivatives and Hedging (Topic 815): Targeted Improvements to Accounting for Hedging Activities	This ASU makes targeted changes to the existing hedge accounting model to better portray the economics of an entity’s risk management activities and to simplify the use of hedge accounting.
January 1, 2019 using the modified retrospective method (with early adoption permitted) which will include a cumulative-effect adjustment on the balance sheet as of the beginning of the fiscal year of adoption.
The Company does not expect the adoption of the ASU to have a significant impact on the Company’s Financial Statements and Notes to the Financial Statements.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

3.    INVESTMENTS

Fixed Maturity Securities

The following tables set forth the composition of fixed maturity securities (excluding investments classified as trading), as of the dates indicated:

	December 31, 2018
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$5,240,519	$20,065	$376,493	$4,884,091	$0
Obligations of U.S. states and their political subdivisions	133,670	621	3,127	131,164	0
Foreign government bonds	199,044	4,748	4,156	199,636	0
U.S. corporate public securities	1,498,130	26,425	50,582	1,473,973	0
U.S. corporate private securities	1,070,400	15,430	22,877	1,062,953	0
Foreign corporate public securities	296,029	1,888	6,831	291,086	0
Foreign corporate private securities	829,588	10,415	27,771	812,232	0
Asset-backed securities(1)	505,862	3,147	3,765	505,244	(16)
Commercial mortgage-backed securities	364,601	2,770	5,491	361,880	0
Residential mortgage-backed securities(2)	48,622	1,290	498	49,414	0
Total fixed maturities, available-for-sale	$10,186,465	$86,799	$501,591	$9,771,673	$(16)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, equipment leases, education loans and other asset types.

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $3.3 million of net unrealized losses on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

	December 31, 2017(4)
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value	OTTI in AOCI(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$5,059,168	$9,109	$236,627	$4,831,650	$0
Obligations of U.S. states and their political subdivisions	102,709	2,089	158	104,640	0
Foreign government bonds	133,859	6,878	432	140,305	0
U.S. corporate public securities	1,721,186	90,953	3,689	1,808,450	0
U.S. corporate private securities	1,166,682	46,267	5,005	1,207,944	0
Foreign corporate public securities	223,907	6,291	977	229,221	0
Foreign corporate private securities	730,449	44,917	3,806	771,560	0
Asset-backed securities(1)	341,277	4,438	128	345,587	(17)
Commercial mortgage-backed securities	502,695	7,334	4,345	505,684	0
Residential mortgage-backed securities(2)	163,334	2,950	539	165,745	(4)
Total fixed maturities, available-for-sale	$10,145,266	$221,226	$255,706	$10,110,786	$(21)

(1)	Includes credit-tranched securities collateralized by loan obligations, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(2)	Includes publicly-traded agency pass-through securities and collateralized mortgage obligations.

(3)
Represents the amount of unrealized losses remaining in AOCI, from the impairment measurement date. Amount excludes $12.3 million of net unrealized gains on impaired available-for-sale securities relating to changes in the value of such securities subsequent to the impairment measurement date.

(4)	Prior period amounts have been reclassified to conform to current period presentation.

The following tables set forth the fair value and gross unrealized losses aggregated by investment category and length of time that individual fixed maturity securities had been in a continuous unrealized loss position, as of the dates indicated:

	December 31, 2018
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$367,796	$4,844	$3,304,663	$371,649	$3,672,459	$376,493
Obligations of U.S. states and their political subdivisions	25,764	322	83,950	2,805	109,714	3,127
Foreign government bonds	98,437	2,346	58,975	1,810	157,412	4,156
U.S. corporate public securities	627,589	28,474	386,599	22,108	1,014,188	50,582
U.S. corporate private securities	269,545	7,755	422,498	15,122	692,043	22,877
Foreign corporate public securities	97,367	2,521	107,286	4,310	204,653	6,831
Foreign corporate private securities	373,891	19,217	116,743	8,554	490,634	27,771
Asset-backed securities	358,668	3,501	24,529	264	383,197	3,765
Commercial mortgage-backed securities	45,432	355	159,638	5,136	205,070	5,491
Residential mortgage-backed securities	34	1	13,775	497	13,809	498
Total fixed maturities, available-for-sale	$2,264,523	$69,336	$4,678,656	$432,255	$6,943,179	$501,591

	December 31, 2017(1)
	Less Than Twelve Months		Twelve Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Treasury securities and obligations of U.S. government authorities and agencies	$13,174	$23	$4,550,472	$236,604	$4,563,646	$236,627
Obligations of U.S. states and their political subdivisions	6,669	26	13,311	132	19,980	158
Foreign government bonds	37,466	428	143	4	37,609	432
U.S. corporate public securities	234,798	1,181	126,339	2,508	361,137	3,689
U.S. corporate private securities	278,203	3,383	83,365	1,622	361,568	5,005
Foreign corporate public securities	76,526	637	23,186	340	99,712	977
Foreign corporate private securities	78,200	536	103,758	3,270	181,958	3,806
Asset-backed securities	30,234	128	0	0	30,234	128
Commercial mortgage-backed securities	113,423	1,225	129,458	3,120	242,881	4,345
Residential mortgage-backed securities	26,916	166	24,833	373	51,749	539
Total fixed maturities, available-for-sale	$895,609	$7,733	$5,054,865	$247,973	$5,950,474	$255,706

(1)	Prior period amounts have been reclassified to conform to current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

As of December 31, 2018 and 2017, the gross unrealized losses on fixed maturity securities were composed of $485.7 million and $253.0 million, respectively, related to “1” highest quality or “2” high quality securities based on the National Association of Insurance Commissioners (“NAIC”) or equivalent rating and $15.9 million and $2.7 million, respectively, related to other than high or highest quality securities based on NAIC or equivalent rating. As of December 31, 2018, the $432.3 million of gross unrealized losses of twelve months or more were concentrated in U.S. government bonds and in the Company's corporate securities within the finance, consumer non-cyclical and capital goods sectors. As of December 31, 2017, the $248.0 million of gross unrealized losses of twelve months or more were concentrated in U.S. government bonds, commercial mortgage-backed securities and in the Company's corporate securities within the consumer non-cyclical and finance sectors. In accordance with its policy described in Note 2, the Company concluded that an adjustment to earnings for OTTI for these fixed maturity securities was not warranted at either December 31, 2018 or 2017. These conclusions were based on a detailed analysis of the underlying credit and cash flows on each security. Gross unrealized losses are primarily attributable to general credit spread widening, increases in interest rates and foreign currency exchange rate movements. As of December 31, 2018, the Company did not intend to sell these securities, and it was not more likely than not that the Company would be required to sell these securities before the anticipated recovery of the remaining amortized cost basis.
The following table sets forth the amortized cost and fair value of fixed maturities by contractual maturities, as of the date indicated:

	December 31, 2018
	Amortized Cost	Fair Value
	(in thousands)
Fixed maturities, available-for-sale:
Due in one year or less	$175,825	$176,018
Due after one year through five years	1,167,458	1,162,211
Due after five years through ten years	1,335,274	1,332,143
Due after ten years	6,588,823	6,184,763
Asset-backed securities	505,862	505,244
Commercial mortgage-backed securities	364,601	361,880
Residential mortgage-backed securities	48,622	49,414
Total fixed maturities, available-for-sale	$10,186,465	$9,771,673

Actual maturities may differ from contractual maturities because issuers may have the right to call or prepay obligations. Asset-backed, commercial mortgage-backed and residential mortgage-backed securities are shown separately in the table above, as they do not have a single maturity date.

The following table sets forth the sources of fixed maturity proceeds and related investment gains (losses), as well as losses on impairments of fixed maturities, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities, available-for-sale:
Proceeds from sales(1)	$2,126,886	$517,743	$3,577,346
Proceeds from maturities/prepayments	404,679	630,140	495,465
Gross investment gains from sales and maturities	21,129	8,992	98,095
Gross investment losses from sales and maturities	(98,047)	(3,047)	(5,412)
OTTI recognized in earnings(2)	(6,813)	(9,122)	(6,499)

(1)	Includes $(2.9) million, $2.5 million and $0.6 million of non-cash related proceeds due to the timing of trade settlements for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)
Excludes the portion of OTTI amounts remaining in OCI, representing any difference between the fair value of the impaired debt security and the net present value of its projected future cash flows at the time of the impairment.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following table sets forth a rollforward of pre-tax amounts remaining in OCI related to fixed maturity securities with credit loss impairments recognized in earnings, for the periods indicated:

	Years Ended December 31,
	2018	2017
	(in thousands)
Credit loss impairments:
Balance, beginning of period	$792	$1,325
New credit loss impairments	0	366
Additional credit loss impairments on securities previously impaired	0	606
Increases due to the passage of time on previously recorded credit losses	3	10
Reductions for securities which matured, paid down, prepaid or were sold during the period	(40)	(21)
Reductions for securities impaired to fair value during the period(1)	(963)	(1,481)
Accretion of credit loss impairments previously recognized due to an increase in cash flows expected to be collected	(1)	(13)
Balance, end of period	$(209)	$792

(1)
Represents circumstances where the Company determined in the current period that it intends to sell the security or it is more likely than not that it will be required to sell the security before recovery of the security's amortized cost.

Equity Securities

The net change in unrealized gains (losses) from equity securities, still held at period end, recorded within “Asset administration fees and other income (loss),” was $(1.9) million during the year ended December 31, 2018. The net change in unrealized gains (losses) from equity securities, still held at period end, recorded within “Other comprehensive income (loss),” was $0.4 million and $(0.4) million during the years ended December 31, 2017 and 2016, respectively.

Commercial Mortgage and Other Loans

The following table sets forth the composition of “Commercial mortgage and other loans,” as of the dates indicated:

	December 31, 2018		December 31, 2017
	Amount (in thousands)	% of Total	Amount (in thousands)	% of Total
Commercial mortgage and agricultural property loans by property type:
Apartments/Multi-Family	$304,644	22.4%	$348,718	25.0%
Hospitality	3,633	0.3	3,782	0.3
Industrial	355,758	26.2	327,987	23.6
Office	305,537	22.5	294,072	21.2
Other	137,781	10.2	139,362	10.0
Retail	194,646	14.4	216,544	15.6
Total commercial mortgage loans	1,301,999	96.0	1,330,465	95.7
Agricultural property loans	54,375	4.0	59,197	4.3
Total commercial mortgage and agricultural property loans by property type	1,356,374	100.0%	1,389,662	100.0%
Allowance for credit losses	(2,896)		(2,650)
Total commercial mortgage and other loans	$1,353,478		$1,387,012

As of December 31, 2018, the commercial mortgage and agricultural property loans were secured by properties geographically dispersed throughout the United States (with the largest concentrations in California (27%), Texas (14%) and New York (7%)) and included loans secured by properties in Europe (11%) and Australia (3%).

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following table sets forth the activity in the allowance for credit losses for commercial mortgage and other loans, as of the dates indicated:

	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Balance at December 31, 2015	$622	$21	$643
Addition to (release of) allowance for credit losses	1,645	1	1,646
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2016	2,267	22	2,289
Addition to (release of) allowance for credit losses	349	12	361
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2017	2,616	34	2,650
Addition to (release of) allowance for credit losses	245	1	246
Charge-offs, net of recoveries	0	0	0
Balance at December 31, 2018	$2,861	$35	$2,896

The following tables set forth the allowance for credit losses and the recorded investment in commercial mortgage and other loans, as of the dates indicated:

	December 31, 2018
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,861	35	2,896
Total ending balance(1)	$2,861	$35	$2,896
Recorded investment(2):
Individually evaluated for impairment	$0	$3,439	$3,439
Collectively evaluated for impairment	1,301,999	50,936	1,352,935
Total ending balance(1)	$1,301,999	$54,375	$1,356,374

(1)	As of December 31, 2018, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

	December 31, 2017
	Commercial Mortgage Loans	Agricultural Property Loans	Total
	(in thousands)
Allowance for credit losses:
Individually evaluated for impairment	$0	$0	$0
Collectively evaluated for impairment	2,616	34	2,650
Total ending balance(1)	$2,616	$34	$2,650
Recorded investment(2):
Individually evaluated for impairment	$1,571	$4,865	$6,436
Collectively evaluated for impairment	1,328,894	54,332	1,383,226
Total ending balance(1)	$1,330,465	$59,197	$1,389,662

(1)	As of December 31, 2017, there were no loans acquired with deteriorated credit quality.

(2)	Recorded investment reflects the carrying value gross of related allowance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables set forth certain key credit quality indicators for commercial mortgage and agricultural property loans, based upon the recorded investment gross of allowance for credit losses, as of the dates indicated:

	December 31, 2018
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$709,342	$14,814	$345	$724,501
60%-69.99%	442,308	23,260	0	465,568
70%-79.99%	156,049	7,236	0	163,285
80% or greater	2,000	1,020	0	3,020
Total commercial mortgage and agricultural property loans	$1,309,699	$46,330	$345	$1,356,374

	December 31, 2017
	Debt Service Coverage Ratio
	> 1.2X	1.0X to <1.2X	< 1.0X	Total
		(in thousands)
Loan-to-Value Ratio:
0%-59.99%	$667,338	$14,426	$4,566	$686,330
60%-69.99%	503,922	1,329	0	505,251
70%-79.99%	182,368	13,281	0	195,649
80% or greater	1,387	0	1,045	2,432
Total commercial mortgage and agricultural property loans	$1,355,015	$29,036	$5,611	$1,389,662

The following tables set forth an aging of past due commercial mortgage and other loans based upon the recorded investment gross of allowance for credit losses, as well as the amount of commercial mortgage and other loans on non-accrual status, as of the dates indicated:

	December 31, 2018
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,301,999	$0	$0	$0	$1,301,999	$0
Agricultural property loans	54,375	0	0	0	54,375	0
Total	$1,356,374	$0	$0	$0	$1,356,374	$0

(1)	As of December 31, 2018, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

	December 31, 2017
	Current	30-59 Days Past Due	60-89 Days Past Due	90 Days or More Past Due(1)	Total Loans	Non-Accrual Status(2)
	(in thousands)
Commercial mortgage loans	$1,330,465	$0	$0	$0	$1,330,465	$0
Agricultural property loans	59,197	0	0	0	59,197	0
Total	$1,389,662	$0	$0	$0	$1,389,662	$0

(1)	As of December 31, 2017, there were no loans in this category accruing interest.

(2)	For additional information regarding the Company's policies for accruing interest on loans, see Note 2.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

For the years ended December 31, 2018 and 2017, there were no commercial mortgage and other loans acquired, other than those through direct origination, and there were $96 million and $129 million, respectively, of commercial mortgage and other loans sold.

Other Invested Assets

The following table sets forth the composition of “Other invested assets,” as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
LPs/LLCs:
Equity method:
Private equity	$23,844	$25,801
Hedge funds	179,014	106,474
Real estate-related	94,738	46,043
Subtotal equity method	297,596	178,318
Fair value:
Private equity	4,142	3,500
Hedge funds	263	302
Real estate-related	3,562	2,512
Subtotal fair value(1)	7,967	6,314
Total LPs/LLCs	305,563	184,632
Derivative instruments	42,978	151,179
Total other invested assets(2)	$348,541	$335,811

(1)	As of December 31, 2017, $6.0 million was accounted for using the cost method.

(2)	Prior period amounts have been reclassified to conform to current period presentation. For additional information, see Note 2.

As of both December 31, 2018 and 2017, the Company had no significant equity method investments.

Net Investment Income

The following table sets forth “Net investment income” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities, available-for-sale	$317,726	$332,148	$249,496
Fixed maturities, trading	5,184	4,360	3,143
Equity securities, at fair value	678	567	330
Commercial mortgage and other loans	51,040	48,598	40,258
Policy loans	737	1,069	444
Short-term investments and cash equivalents	28,645	31,505	26,831
Other invested assets	13,733	20,626	29,160
Gross investment income	417,743	438,873	349,662
Less: investment expenses	(14,935)	(16,064)	(11,292)
Net investment income(1)	$402,808	$422,809	$338,370

(1)	Prior period amounts have been reclassified to conform to current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The carrying value of non-income producing assets included $5.2 million in available-for-sale fixed maturities as of December 31, 2018. Non-income producing assets represent investments that had not produced income for the twelve months preceding December 31, 2018.

Realized Investment Gains (Losses), Net

The following table sets forth “Realized investment gains (losses), net” by investment type, for the periods indicated:

	Years Ended December 31,
	2018	2017	2016
	(in thousands)
Fixed maturities(1)	$(83,731)	$(3,177)	$86,184
Commercial mortgage and other loans	128	(840)	(2,326)
LPs/LLCs	0	(39)	(648)
Derivatives	967,503	(801,429)	(3,526,514)
Other invested assets	123	0	0
Short-term investments and cash equivalents	50	85	544
Realized investment gains (losses), net	$884,073	$(805,400)	$(3,442,760)

(1)	Includes fixed maturity securities classified as available-for-sale and excludes fixed maturity securities classified as trading.

Net Unrealized Gains (Losses) on Investments within AOCI

The following table sets forth net unrealized gains (losses) on investments, as of the dates indicated:

	December 31,
	2018	2017	2016
	(in thousands)
Fixed maturity securities, available-for-sale — with OTTI	$(3,334)	$12,311	$(1,261)
Fixed maturity securities, available-for-sale — all other	(411,458)	(46,791)	(454,274)
Equity securities, available-for-sale(1)	0	4	(347)
Derivatives designated as cash flow hedges(2)	(3,849)	(25,851)	11,745
Affiliated notes	658	829	1,181
Other investments	1,074	86	(619)
Net unrealized gains (losses) on investments	$(416,909)	$(59,412)	$(443,575)

(1)	Effective January 1, 2018, unrealized gains (losses) on equity securities are recorded within “Asset administration fees and other income (loss).”

(2)	For more information on cash flow hedges, see Note 4.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Repurchase Agreements and Securities Lending
In the normal course of business, the Company sells securities under agreements to repurchase and enters into securities lending transactions. As of both December 31, 2018 and 2017, the Company had no repurchase agreements.
The following table sets forth the composition of “Cash collateral for loaned securities,” which represents the liability to return cash collateral received for the following types of securities loaned, as of the dates indicated:

	December 31, 2018			December 31, 2017
	Remaining Contractual Maturities of the Agreements			Remaining Contractual Maturities of the Agreements
	Overnight & Continuous	Up to 30 Days	Total	Overnight & Continuous	Up to 30 Days	Total
	(in thousands)
Foreign government bonds	$0	$0	$0	$10,505	$0	$10,505
U.S. public corporate securities	384	0	384	6,878	0	6,878
Total cash collateral for loaned securities(1)	$384	$0	$384	$17,383	$0	$17,383

(1)	The Company did not have agreements with remaining contractual maturities of thirty days or greater, as of the dates indicated.

Securities Pledged, Restricted Assets and Special Deposits

The Company pledges as collateral investment securities it owns to unaffiliated parties through certain transactions, including securities lending, securities sold under agreements to repurchase, collateralized borrowings and postings of collateral with derivative counterparties. The following table sets forth the carrying value of investments pledged to third parties and the carrying amount of the associated liabilities supported by the pledged collateral, as of the dates indicated:

	December 31,
	2018	2017
	(in thousands)
Pledged collateral:
Fixed maturity securities, available-for-sale	$365	$16,825
Total securities pledged	$365	$16,825
Liabilities supported by the pledged collateral:
Cash collateral for loaned securities	$384	$17,383
Total liabilities supported by the pledged collateral	$384	$17,383

In the normal course of its business activities, the Company accepts collateral that can be sold or repledged. The primary sources of this collateral are securities purchased under agreements to resell. As of December 31, 2018 and 2017, there was $675 million and $0 million, respectively, of such collateral.

As of December 31, 2018 and 2017, there were available-for-sale fixed maturities of $8.4 million and $8.3 million, respectively, on deposit with governmental authorities or trustees as required by certain insurance laws.
4.    DERIVATIVE INSTRUMENTS
Types of Derivative Instruments and Derivative Strategies
Interest Rate Contracts
Interest rate swaps, options and futures are used by the Company to reduce risks from changes in interest rates, manage interest rate exposures arising from mismatches between assets and liabilities and to hedge against changes in their values it owns or anticipates acquiring or selling.
Swaps may be attributed to specific assets or liabilities or to a portfolio of assets or liabilities. Under interest rate swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between fixed-rate and floating-rate interest amounts calculated by reference to an agreed upon notional principal amount.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company also uses interest rate swaptions, caps and floors to manage interest rate risk. A swaption is an option to enter into a swap with a forward starting effective date. The Company pays a premium for purchased swaptions and receives a premium for written swaptions. In an interest rate cap, the buyer receives payments at the end of each period in which the interest rate exceeds the agreed strike price. Similarly, in an interest rate floor, the buyer receives payments at the end of each period in which the interest rate is below the agreed strike price. Swaptions, caps and floors are included in interest rate options.
In standardized exchange-traded interest rate futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values of underlying referenced investments. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Equity Contracts
Equity options, total return swaps, and futures are used by the Company to manage its exposure to the equity markets which impacts the value of assets and liabilities it owns or anticipates acquiring or selling.
Equity index options are contracts which will settle in cash based on differentials in the underlying indices at the time of exercise and the strike price. The Company uses combinations of purchases and sales of equity index options to hedge the effects of adverse changes in equity indices within a predetermined range.
Total return swaps are contracts whereby the Company agrees with counterparties to exchange, at specified intervals, the difference between the return on an asset (or market index) and London Inter-Bank Offered Rate ("LIBOR") plus an associated funding spread based on a notional amount. The Company generally uses total return swaps to hedge the effect of adverse changes in equity indices.
In standardized exchange-traded equity futures transactions, the Company purchases or sells a specified number of contracts, the values of which are determined by the daily market values underlying referenced equity indices. The Company enters into exchange-traded futures with regulated futures commission's merchants who are members of a trading exchange.
Foreign Exchange Contracts
Currency derivatives, including currency swaps and forwards, are used by the Company to reduce risks from changes in currency exchange rates with respect to investments denominated in foreign currencies that the Company either holds or intends to acquire or sell.
Under currency forwards, the Company agrees with counterparties to deliver a specified amount of an identified currency at a specified future date. Typically, the price is agreed upon at the time of the contract and payment for such a contract is made at the specified future date. The Company executes forward sales of the hedged currency in exchange for U.S. dollars at a specified exchange rate. The maturities of these forwards correspond with the future periods in which the non-U.S. dollar-denominated earnings are expected to be generated.
Under currency swaps, the Company agrees with counterparties to exchange, at specified intervals, the difference between one currency and another at an exchange rate and calculated by reference to an agreed principal amount. Generally, the principal amount of each currency is exchanged at the beginning and termination of the currency swap by each party.
Credit Contracts
The Company writes credit protection to gain exposure similar to investment in public fixed maturity cash instruments. With these credit derivatives the Company sells credit protection on a single name reference, or certain index reference, and in return receives a quarterly premium. This premium or credit spread generally corresponds to the difference between the yield on the referenced names (or an index's referenced names) public fixed maturity cash instruments and swap rates, at the time the agreement is executed. If there is an event of default by the referenced name or one of the referenced names in the index, as defined by the agreement, then the Company is obligated to pay the referenced amount of the contract to the counterparty and receive in return the referenced defaulted security or similar security or (in the case of a credit default index) pay the referenced amount less the auction recovery rate.
In addition to selling credit protection, the Company purchases credit protection using credit derivatives in order to hedge specific credit exposures in the Company’s investment portfolio.
Embedded Derivatives
The Company sells certain products (for example, variable annuities) which may include guaranteed benefit features that are accounted for as embedded derivatives. Related to these embedded derivatives, the Company had previously entered into reinsurance agreements with Pruco Re and Prudential Insurance through March 31, 2016; effective April 1, 2016, the Company recaptured these reinsurances. Also, effective April 1, 2016, the Company assumed variable annuities living benefit guarantees from Pruco Life, excluding PLNJ business. See Note 1 for additional information on the change to the reinsurance agreements.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Additionally, the Company reinsured the majority of its New York business to an affiliate, Prudential Insurance, as a result of surrendering its New York license, effective December 31, 2015. See Note 1 for additional information on these reinsurance agreements.
These embedded derivatives and reinsurance agreements, also accounted for as derivatives, are carried at fair value and marked to market through “Realized investment gains (losses), net” based on the change in value of the underlying contractual guarantees, which are determined using valuation models, as described in Note 5.
Primary Risks Managed by Derivatives
The table below provides a summary of the gross notional amount and fair value of derivative contracts by the primary underlying risks, excluding embedded derivatives and associated reinsurance recoverables. Many derivative instruments contain multiple underlying risks. The fair value amounts below represent the gross fair value of derivative contracts prior to taking into account the netting effects of master netting agreements, cash collateral and NPR.

	December 31, 2018			December 31, 2017
		Gross Fair Value			Gross Fair Value
Primary Underlying	Notional	Assets	Liabilities	Notional	Assets	Liabilities

	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Currency/Interest Rate
Foreign Currency Swaps	$768,075	$33,348	$(21,794)	$677,257	$13,348	$(47,209)
Total Qualifying Hedges	$768,075	$33,348	$(21,794)	$677,257	$13,348	$(47,209)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate
Interest Rate Futures	$908,100	$4,380	$(664)	$1,964,000	$8,296	$0
Interest Rate Swaps	82,172,825	3,344,033	(1,395,270)	87,939,425	4,374,658	(1,065,549)
Interest Rate Options	19,255,000	139,765	(245,523)	15,775,000	175,156	(160,181)
Interest Rate Forwards	1,713,947	56,562	(1,976)	975,929	19,870	(2)
Foreign Currency
Foreign Currency Forwards	19,467	287	(27)	12,455	1	(319)
Currency/Interest Rate
Foreign Currency Swaps	231,245	11,659	(2,850)	151,400	7,779	(7,488)
Equity
Equity Futures	860,718	0	(6,629)	672,055	2,442	0
Total Return Swaps	14,456,836	986,130	(53,235)	13,841,333	8,517	(341,700)
Equity Options	26,861,807	271,630	(412,821)	31,702,334	460,597	(318,955)
Total Non-Qualifying Hedges	$146,479,945	$4,814,446	$(2,118,995)	$153,033,931	$5,057,316	$(1,894,194)
Total Derivatives (1)	$147,248,020	$4,847,794	$(2,140,789)	$153,711,188	$5,070,664	$(1,941,403)
(1) Excludes embedded derivatives and associated reinsurance recoverables which contain multiple underlying risks.
The fair value of the embedded derivatives, included in "Future policy benefits", was a net liability of $8,332 million and $8,152 million as of December 31, 2018 and 2017, respectively. The fair value of the related reinsurance recoverables to Prudential Insurance was an asset of $234 million and $232 million as of December 31, 2018 and 2017, respectively, included in "Reinsurance recoverables". See Note 10 for additional information on these reinsurance agreements.
The fair value of the embedded derivatives pertaining to the variable annuity products with a market value adjustment option assumed from Pruco Life as part of the Variable Annuities Recapture, included in "Reinsurance recoverables" or "Reinsurance payables", was a net asset of $6 million and $12 million as of December 31, 2018 and 2017, respectively.
The fair value of the embedded derivatives, included in "Policyholders' account balances", was a net liability of $42 million as of December 31, 2018 with no related reinsurance recoverables.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Offsetting Assets and Liabilities
The following table presents recognized derivative instruments (excluding embedded derivatives and associated reinsurance recoverables), and repurchase and reverse repurchase agreements, that are offset in the Statements of Financial Position, and/or are subject to an enforceable master netting arrangement or similar agreement, irrespective of whether they are offset in the Statements of Financial Position.

	December 31, 2018
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount

	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$4,847,794	$(4,804,816)	$42,978	$0	$42,978
Securities purchased under agreements to resell	675,000	0	675,000	(675,000)	0
Total Assets	$5,522,794	$(4,804,816)	$717,978	$(675,000)	$42,978
Offsetting of Financial Liabilities:
Derivatives(1)	$2,140,789	$(2,134,160)	$6,629	$(6,629)	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$2,140,789	$(2,134,160)	$6,629	$(6,629)	$0

	December 31, 2017
	Gross Amounts of Recognized Financial Instruments	Gross Amounts Offset in the Statement of Financial Position	Net Amounts Presented in the Statement of Financial Position	Financial Instruments/ Collateral(1)	Net Amount

	(in thousands)
Offsetting of Financial Assets:
Derivatives(1)	$5,070,517	$(4,919,486)	$151,031	$0	$151,031
Securities purchased under agreements to resell	0	0	0	0	0
Total Assets	$5,070,517	$(4,919,486)	$151,031	$0	$151,031
Offsetting of Financial Liabilities:
Derivatives(1)	$1,941,403	$(1,941,403)	$0	$0	$0
Securities sold under agreements to repurchase	0	0	0	0	0
Total Liabilities	$1,941,403	$(1,941,403)	$0	$0	$0

(1)	Amounts exclude the excess of collateral received/pledged from/to the counterparty.

For information regarding the rights of offset associated with the derivative assets and liabilities in the table above see “Credit Risk” below and Note 14. For securities purchased under agreements to resell and securities sold under agreements to repurchase, the Company monitors the value of the securities and maintains collateral, as appropriate, to protect against credit exposure. Where the Company has entered into repurchase and resale agreements with the same counterparty, in the event of default, the Company would generally be permitted to exercise rights of offset. For additional information on the Company’s accounting policy for securities repurchase and resale agreements, see Note 2 to the Financial Statements.
Cash Flow Hedges
The primary derivative instruments used by the Company in its cash flow hedge accounting relationships are currency swaps. These instruments are only designated for hedge accounting in instances where the appropriate criteria are met. The Company does not use futures, options, credit, equity or embedded derivatives in any of its cash flow hedge accounting relationships.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables provide the financial statement classification and impact of derivatives used in qualifying and non-qualifying hedge relationships, excluding the offset of the hedged item in an effective hedge relationship.

	Year Ended December 31, 2018
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$8,285	$13,321	$22,002
Total cash flow hedges	0	8,285	13,321	22,002
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(1,021,687)	0	0	0
Currency	1,022	0	0	0
Currency/Interest Rate	21,043	0	91	0
Credit	0	0	0	0
Equity	995,958	0	0	0
Embedded Derivatives	971,167	0	0	0
Total non-qualifying hedges	967,503	0	91	0
Total	$967,503	$8,285	$13,412	$22,002

	Year Ended December 31, 2017
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$6,152	$(11,043)	$(37,596)
Total cash flow hedges	0	6,152	(11,043)	(37,596)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	550,797	0	0	0
Currency	(454)	0	0	0
Currency/Interest Rate	(30,173)	0	(183)	0
Credit	0	0	0	0
Equity	(2,000,297)	0	0	0
Embedded Derivatives	678,698	0	0	0
Total non-qualifying hedges	(801,429)	0	(183)	0
Total	$(801,429)	$6,152	$(11,226)	$(37,596)

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2016
	Realized Investment Gains (Losses)	Net Investment Income	Other Income	AOCI(1)
	(in thousands)
Derivatives Designated as Hedge Accounting Instruments:
Cash flow hedges
Currency/Interest Rate	$0	$3,006	$9,648	$(3,102)
Total cash flow hedges	0	3,006	9,648	(3,102)
Derivatives Not Qualifying as Hedge Accounting Instruments:
Interest Rate	(2,219,894)	0	0	0
Currency	361	0	0	0
Currency/Interest Rate	11,642	0	516	0
Credit	0	0	0	0
Equity	(1,755,946)	0	0	0
Embedded Derivatives	437,323	0	0	0
Total non-qualifying hedges	(3,526,514)	0	516	0
Total	$(3,526,514)	$3,006	$10,164	$(3,102)

(1)	Amounts deferred in AOCI.
For the years ended December 31, 2018, 2017 and 2016, the ineffective portion of derivatives accounted for using hedge accounting was de minimis to the Company’s results of operations. Also, there were no material amounts reclassified into earnings relating to instances in which the Company discontinued cash flow hedge accounting because the forecasted transaction did not occur by the anticipated date or within the additional time period permitted by the authoritative guidance for the accounting for derivatives and hedging.
Presented below is a rollforward of current period cash flow hedges in AOCI before taxes:

(in thousands)
Balance, December 31, 2015	$14,847
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2016	9,698
Amount reclassified into current period earnings	(12,800)
Balance, December 31, 2016	11,745
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2017	(39,434)
Amount reclassified into current period earnings	1,838
Balance, December 31, 2017	(25,851)
Net deferred gains (losses) on cash flow hedges from January 1 to December 31, 2018	42,763
Amount reclassified into current period earnings	(20,761)
Balance, December 31, 2018	$(3,849)

The changes in fair value of cash flow hedges are deferred in AOCI and are included in “Net unrealized investment gains (losses)” in the Statements of Operations and Comprehensive Income; these amounts are then reclassified to earnings when the hedged item affects earnings. Using December 31, 2018 values, it is estimated that a pre-tax gain of approximately $10 million will be reclassified from AOCI to earnings during the subsequent twelve months ending December 31, 2019, offset by amounts pertaining to the hedged items.
The exposures the Company is hedging with these qualifying cash flow hedges include the variability of the payment or receipt of interest or foreign currency amounts on existing financial instruments.
Credit Derivatives
The Company has no exposure from credit derivative positions where it has written or purchased credit protection as of December 31, 2018 and 2017.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Credit Risk
The Company is exposed to credit-related losses in the event of non-performance by counterparty to financial derivative transactions with a positive fair value. The Company manages credit risk by entering into derivative transactions with its affiliate, Prudential Global Funding, LLC (“PGF”), related to its OTC derivatives. PGF, in turn, manages its credit risk by: (i) entering into derivative transactions with highly rated major international financial institutions and other creditworthy counterparties governed by master netting agreement, as applicable; (ii) trading through central clearing and OTC parties; (iii) obtaining collateral, such as cash and securities, when appropriate; and (iv) setting limits on single party credit exposures which are subject to periodic management review.
Substantially all of the Company’s derivative agreements have zero thresholds which require daily full collateralization by the party in a liability position.
5.    FAIR VALUE OF ASSETS AND LIABILITIES
Fair Value Measurement – Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The authoritative fair value guidance establishes a framework for measuring fair value that includes a hierarchy used to classify the inputs used in measuring fair value. The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest level input that is significant to the fair value measurement. The levels of the fair value hierarchy are as follows:
Level 1 - Fair value is based on unadjusted quoted prices in active markets that are accessible to the Company for identical assets or liabilities. The Company’s Level 1 assets and liabilities primarily include certain cash equivalents, equity securities, short-term investments, and derivative contracts that trade on an active exchange market.
Level 2 - Fair value is based on significant inputs, other than quoted prices included in Level 1, that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the asset or liability through corroboration with observable market data. Level 2 inputs include quoted market prices in active markets for similar assets and liabilities, quoted market prices in markets that are not active for identical or similar assets or liabilities, and other market observable inputs. The Company’s Level 2 assets and liabilities include: fixed maturities (corporate public and private bonds, most government securities, certain asset-backed and mortgage-backed securities, etc.), certain equity securities (mutual funds, which do not trade in active markets because they are not publicly available), certain short-term investments, certain cash equivalents and certain OTC derivatives.
Level 3 - Fair value is based on at least one significant unobservable input for the asset or liability. The assets and liabilities in this category may require significant judgment or estimation in determining the fair value. The Company’s Level 3 assets and liabilities primarily include: certain private fixed maturities and equity securities, certain manually priced fixed maturities, certain highly structured OTC derivative contracts and embedded derivatives resulting from reinsurance or certain products with guaranteed benefits.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Assets and Liabilities by Hierarchy Level – The tables below present the balances of assets and liabilities reported at fair value on a recurring basis, as of the dates indicated.

	As of December 31, 2018
	Level 1	Level 2	Level 3	Netting(1)	Total
	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$4,875,959	$8,132	$0	$4,884,091
Obligations of U.S. states and their political subdivisions	0	131,164	0	0	131,164
Foreign government bonds	0	199,636	0	0	199,636
U.S. corporate public securities	0	1,473,973	0	0	1,473,973
U.S. corporate private securities	0	1,008,632	54,321	0	1,062,953
Foreign corporate public securities	0	291,086	0	0	291,086
Foreign corporate private securities	0	781,101	31,131	0	812,232
Asset-backed securities(2)	0	495,908	9,336	0	505,244
Commercial mortgage-backed securities	0	361,880	0	0	361,880
Residential mortgage-backed securities	0	49,414	0	0	49,414
Subtotal	0	9,668,753	102,920	0	9,771,673
Fixed maturities, trading	0	289,752	0	0	289,752
Equity securities	4,896	12	5,705	0	10,613
Short-term investments	0	29,818	0	0	29,818
Cash equivalents	1,098,903	2,593,456	0	0	3,692,359
Other invested assets(3)	4,380	4,843,414	0	(4,804,816)	42,978
Reinsurance recoverables	0	0	239,911	0	239,911
Receivables from parent and affiliates	0	37,193	0	0	37,193
Subtotal excluding separate account assets	1,108,179	17,462,398	348,536	(4,804,816)	14,114,297
Separate account assets(4)	0	31,210,346	0	0	31,210,346
Total assets	$1,108,179	$48,672,744	$348,536	$(4,804,816)	$45,324,643
Future policy benefits(5)	$0	$0	$8,332,474	$0	$8,332,474
Policyholders' account balances	0	0	42,350	0	42,350
Payables to parent and affiliates	0	2,133,496	0	(2,133,496)	0
Other liabilities	7,293	0	0	(664)	6,629
Total liabilities	$7,293	$2,133,496	$8,374,824	$(2,134,160)	$8,381,453

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	As of December 31, 2017
	Level 1	Level 2	Level 3	Netting (1)	Total

	(in thousands)
Fixed maturities, available-for-sale:
U.S Treasury securities and obligations of U.S. government authorities and agencies	$0	$4,826,413	$5,237	$0	$4,831,650
Obligations of U.S. states and their political subdivisions	0	104,640	0	0	104,640
Foreign government bonds	0	140,305	0	0	140,305
U.S. corporate public securities	0	1,806,888	1,562	0	1,808,450
U.S. corporate private securities	0	1,148,536	59,408	0	1,207,944
Foreign corporate public securities	0	229,006	215	0	229,221
Foreign corporate private securities	0	737,539	34,021	0	771,560
Asset-backed securities(2)	0	160,229	185,358	0	345,587
Commercial mortgage-backed securities	0	505,684	0	0	505,684
Residential mortgage-backed securities	0	165,745	0	0	165,745
Subtotal	0	9,824,985	285,801	0	10,110,786
Fixed maturities, trading(6)	0	166,360	0	0	166,360
Equity securities(6)	5,599	18	9,758	0	15,375
Short-term investments	448,712	262,272	87	0	711,071
Cash equivalents	0	1,146,466	0	0	1,146,466
Other invested assets(3)(6)	10,738	5,059,779	147	(4,919,486)	151,178
Reinsurance recoverables	0	0	244,006	0	244,006
Receivables from parent and affiliates	0	38,145	0	0	38,145
Subtotal excluding separate account assets	465,049	16,498,025	539,799	(4,919,486)	12,583,387
Separate account assets(4)	0	37,990,547	0	0	37,990,547
Total assets	$465,049	$54,488,572	$539,799	$(4,919,486)	$50,573,934
Future policy benefits(5)	$0	$0	$8,151,902	$0	$8,151,902
Payables to parent and affiliates	0	1,941,403	0	(1,941,403)	0
Other liabilities	0	0	0	0	0
Total liabilities	$0	$1,941,403	$8,151,902	$(1,941,403)	$8,151,902

(1)
“Netting” amounts represent cash collateral of $2,671 million and $2,978 million as of December 31, 2018 and 2017, respectively, and the impact of offsetting asset and liability positions held with the same counterparty, subject to master netting arrangements.

(2)	Includes credit tranched securities collateralized by syndicated bank loans, sub-prime mortgages, auto loans, credit cards, education loans and other asset types.

(3)
Other invested assets excluded from the fair value hierarchy include certain hedge funds, private equity funds and other funds for which fair value is measured at net asset value ("NAV") per share (or its equivalent) as a practical expedient. At December 31, 2018 and 2017, the fair values of such investments were $8 million and $0.3 million, respectively.

(4)
Separate account assets represent segregated funds that are invested for certain customers. Investment risks associated with market value changes are borne by the customers, except to the extent of minimum guarantees made by the Company with respect to certain accounts. Separate account liabilities are not included in the above table as they are reported at contract value and not fair value in the Statements of Financial Position.

(5)
As of December 31, 2018, the net embedded derivative liability position of $8,332 million includes $625 million of embedded derivatives in an asset position and $8,957 million of embedded derivatives in a liability position. As of December 31, 2017, the net embedded derivative liability position of $8,152 million includes $819 million of embedded derivatives in an asset position and $8,971 million of embedded derivatives in a liability position.

(6)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The methods and assumptions the Company uses to estimate the fair value of assets and liabilities measured at fair value on a recurring basis are summarized below.
Fixed Maturity Securities – The fair values of the Company’s public fixed maturity securities are generally based on prices obtained from independent pricing services. Prices for each security are generally sourced from multiple pricing vendors, and a vendor hierarchy is maintained by asset type based on historical pricing experience and vendor expertise. The Company ultimately uses the price from the pricing service highest in the vendor hierarchy based on the respective asset type. The pricing hierarchy is updated for new financial products and recent pricing experience with various vendors. Consistent with the fair value hierarchy described above, securities with validated quotes from pricing services are generally reflected within Level 2, as they are primarily based on observable pricing for similar assets and/or other market observable inputs. Typical inputs used by these pricing services include but are not limited to reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flow, prepayment speeds and default rates. If the pricing information received from third-party pricing services is deemed not reflective of market activity or other inputs observable in the market, the Company may challenge the price through a formal process with the pricing service or classify the securities as Level 3. If the pricing service updates the price to be more consistent with the presented market observations, the security remains within Level 2.
Internally-developed valuations or indicative broker quotes are also used to determine fair value in circumstances where vendor pricing is not available, or where the Company ultimately concludes that pricing information received from the independent pricing services is not reflective of market activity. If the Company concludes the values from both pricing services and brokers are not reflective of market activity, it may override the information with an internally developed valuation. As of December 31, 2018 and 2017 overrides on a net basis were not material. Pricing service overrides, internally-developed valuations and indicative broker quotes are generally included in Level 3 in the fair value hierarchy.
The Company conducts several specific price monitoring activities. Daily analyses identify price changes over predetermined thresholds defined at the financial instrument level. Various pricing integrity reports are reviewed on a daily and monthly basis to determine if pricing is reflective of market activity or if it would warrant any adjustments. Other procedures performed include, but are not limited to, reviews of third-party pricing services methodologies, reviews of pricing trends, and back testing.
The fair values of private fixed maturities, which are originated by internal private asset managers, are primarily determined using discounted cash flow models. These models primarily use observable inputs that include Treasury or similar base rates plus estimated credit spreads to value each security. The credit spreads are obtained through a survey of private market intermediaries who are active in both primary and secondary transactions, and consider, among other factors, the credit quality and the reduced liquidity associated with private placements. Internal adjustments are made to reflect variation in observed sector spreads. Since most private placements are valued using standard market observable inputs and inputs derived from, or corroborated by, market observable data including, but not limited to observed prices and spreads for similar publicly or privately traded issues, they have been reflected within Level 2. For certain private fixed maturities, the discounted cash flow model may incorporate significant unobservable inputs, which reflect the Company’s own assumptions about the inputs that market participants would use in pricing the asset. To the extent management determines that such unobservable inputs are significant to the price of a security, a Level 3 classification is made.
Equity Securities – Equity securities consist principally of investments in common of publicly traded companies, privately traded securities, as well as mutual fund shares. The fair values of most publicly traded equity securities are based on quoted market prices in active markets for identical assets and are classified within Level 1 in the fair value hierarchy. Estimated fair values for most privately traded equity securities are determined using discounted cash flow, earnings multiple and other valuation models that require a substantial level of judgment around inputs and therefore are classified within Level 3. The fair values of mutual fund shares that transact regularly (but do not trade in active markets because they are not publicly available) are based on transaction prices of identical fund shares and are classified within Level 2 in the fair value hierarchy.
Derivative Instruments – Derivatives are recorded at fair value either as assets, within "Other invested assets", or as liabilities, within “Payables to parent and affiliates” or "Other liabilities", except for embedded derivatives which are recorded with the associated host contract. The fair values of derivative contracts can be affected by changes in interest rates, foreign exchange rates, credit spreads, market volatility, expected returns, NPR, liquidity and other factors.
The Company's exchange-traded futures and options include treasury and equity futures. Exchange-traded futures and options are valued using quoted prices in active markets and are classified within Level 1 in the fair value hierarchy.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The majority of the Company’s derivative positions are traded in the OTC derivative market and are classified within Level 2 in the fair value hierarchy. OTC derivatives classified within Level 2 are valued using models that utilize actively quoted or observable market input values from external market data providers, third-party pricing vendors and/or recent trading activity. The Company’s policy is to use mid-market pricing in determining its best estimate of fair value. The fair values of most OTC derivatives, including interest rate and cross-currency swaps, currency forward contracts and single name credit default swaps are determined using discounted cash flow models. The fair values of European style option contracts are determined using Black-Scholes option pricing models. These models’ key inputs include the contractual terms of the respective contract, along with significant observable inputs, including interest rates, currency rates, credit spreads, equity prices, index dividend yields, NPR, volatility and other factors.
The Company’s cleared interest rate swaps and credit derivatives linked to an index are valued using models that utilize actively quoted or observable market inputs, including Overnight Indexed Swap discount rates, obtained from external market data providers, third-party pricing vendors, and/or recent trading activity. These derivatives are classified as Level 2 in the fair value hierarchy.
Cash Equivalents and Short-Term Investments – Cash equivalents and short-term investments include money market instruments and other highly liquid debt instruments. Certain money market instruments are valued using unadjusted quoted prices in active markets that are accessible for identical assets and are primarily classified as Level 1. The remaining instruments in this category are generally fair valued based on market observable inputs and these investments have primarily been classified within Level 2.
Separate Account Assets – Separate account assets include fixed maturity securities, treasuries, equity securities, mutual funds, and commercial mortgage loans for which values are determined consistent with similar instruments described above under “Fixed Maturity Securities” and “Equity Securities”.
Receivables from Parent and Affiliates – Receivables from parent and affiliates carried at fair value include affiliated bonds within the Company’s legal entity where fair value is determined consistent with similar securities described above under “Fixed Maturity Securities” managed by affiliated asset managers.
Reinsurance Recoverables – Reinsurance recoverables carried at fair value include the reinsurance of the Company’s living benefit guarantees on certain variable annuity contracts. These guarantees are accounted for as embedded derivatives and are recorded in “Reinsurance recoverables” or “Reinsurance payables” when fair value is in an asset or liability position, respectively. The methods and assumptions used to estimate the fair value are consistent with those described below in “Future policy benefits”. The reinsurance agreements covering these guarantees are derivatives with fair value determined in the same manner as the living benefit guarantee.
Future Policy Benefits – The liability for future policy benefits is related to guarantees primarily associated with the living benefit features of certain variable annuity contracts, including guaranteed minimum accumulation benefits ("GMAB"), guaranteed withdrawal benefits ("GMWB") and guaranteed minimum income and withdrawal benefits ("GMIWB"), accounted for as embedded derivatives. The fair values of these liabilities are calculated as the present value of future expected benefit payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature. This methodology could result in either a liability or contra-liability balance, given changing capital market conditions and various actuarial assumptions. Since there is no observable active market for the transfer of these obligations, the valuations are calculated using internally developed models with option pricing techniques. The models are based on a risk neutral valuation framework and incorporate premiums for risks inherent in valuation techniques, inputs, and the general uncertainty around the timing and amount of future cash flows. The determination of these risk premiums requires the use of management's judgment.
The significant inputs to the valuation models for these embedded derivatives include capital market assumptions, such as interest rate levels and volatility assumptions, the Company’s market-perceived NPR, as well as actuarially determined assumptions, including contractholder behavior, such as lapse rates, benefit utilization rates, withdrawal rates, and mortality rates. Since many of these assumptions are unobservable and are considered to be significant inputs to the liability valuation, the liability included in future policy benefits has been reflected within Level 3 in the fair value hierarchy.
Capital market inputs and actual policyholders’ account values are updated each quarter based on capital market conditions as of the end of the quarter, including interest rates, equity markets and volatility. In the risk neutral valuation, the initial swap curve drives the total return used to grow the policyholders’ account values. The Company’s discount rate assumption is based on the LIBOR swap curve adjusted for an additional spread relative to LIBOR to reflect NPR.
Actuarial assumptions, including contractholder behavior and mortality, are reviewed at least annually, and updated based upon emerging experience, future expectations and other data, including any observable market data. These assumptions are generally updated annually unless a material change that the Company feels is indicative of a long-term trend is observed in an interim period.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders' Account Balances - The liability for policyholders' account balances is related to certain embedded derivative instruments associated with certain policyholders' account balances. The fair values are determined consistent with similar derivative instruments described above under "Derivative Instruments".
Quantitative Information Regarding Internally-Priced Level 3 Assets and Liabilities – The tables below present quantitative information on significant internally-priced Level 3 assets and liabilities.

	As of December 31, 2018
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value(1)

	(in thousands)
Assets:
Corporate securities(2)	$18,609	Discounted cash flow	Discount rate	7.00%	20.00%	11.30%	Decrease
		Market Comparables(3)	EBITDA multiples	6.7X	6.7X	6.7X	Increase
		Liquidation	Liquidation	41%	41%	41%	Increase
Reinsurance recoverables	$239,911	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$8,332,474	Discounted cash flow	Lapse rate(5)	1%	13%		Decrease
			Spread over LIBOR(6)	0.36%	1.60%		Decrease
			Utilization rate(7)	50%	97%		Increase
			Withdrawal rate	See table footnote (8) below
			Mortality rate(9)	0%	15%		Decrease
			Equity volatility curve	18%	22%		Increase

	As of December 31, 2017
	Fair Value	Valuation Techniques	Unobservable Inputs	Minimum	Maximum	Weighted Average	Impact of Increase in Input on Fair Value (1)

	(in thousands)
Assets:
Corporate securities(2)	$22,215	Discounted cash flow	Discount rate	5.06%	22.23%	8.57%	Decrease
Reinsurance recoverables	$244,006	Fair values are determined using the same unobservable inputs as future policy benefits.
Liabilities:
Future policy benefits(4)	$8,151,902	Discounted cash flow	Lapse rate(5)	1%	12%		Decrease
			Spread over LIBOR(6)	0.12%	1.10%		Decrease
			Utilization rate(7)	52%	97%		Increase
			Withdrawal rate	See table footnote (8) below
			Mortality rate(9)	0%	14%		Decrease
			Equity volatility curve	13%	24%		Increase

(1)	Conversely, the impact of a decrease in input would have the opposite impact on fair value as that presented in the table.

(2)	Includes assets classified as fixed maturities, available-for-sale.

(3)
Represents multiples of earnings before interest, taxes, depreciation and amortization ("EBITDA"), and are amounts used when the Company has determined that market participants would use such multiples when valuing the investments.

(4)
Future policy benefits primarily represent general account liabilities for the living benefit features of the Company’s variable annuity contracts which are accounted for as embedded derivatives. Since the valuation methodology for these liabilities uses a range of inputs that vary at the contract level over the cash flow projection period, presenting a range, rather than weighted average, is a more meaningful representation of the unobservable inputs used in the valuation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

(5)
Lapse rates are adjusted at the contract level based on the in-the-moneyness of the living benefit and reflect other factors, such as the applicability of any surrender charges. Lapse rates are reduced when contracts are more in-the-money. Lapse rates are also generally assumed to be lower for the period where surrender charges apply.

(6)
The spread over the LIBOR swap curve represents the premium added to the proxy for the risk-free rate (LIBOR) to reflect our estimates of rates that a market participant would use to value the living benefit contracts in both the accumulation and payout phases. This spread includes an estimate of NPR, which is the risk that the obligation will not be fulfilled by the Company. NPR is primarily estimated by utilizing the credit spreads associated with issuing funding agreements, adjusted for any illiquidity risk premium. In order to reflect the financial strength ratings of the Company, credit spreads associated with funding agreements, as opposed to credit spread associated with debt, are utilized in developing this estimate because both funding agreements and living benefit contracts are insurance liabilities and are therefore senior to debt.

(7)
The utilization rate assumption estimates the percentage of contracts that will utilize the benefit during the contract duration and begin lifetime withdrawals at various time intervals from contract inception. The remaining contractholders are assumed to either begin lifetime withdrawals immediately or never utilize the benefit. Utilization assumptions may vary by product type, tax status and age. The impact of changes in these assumptions is highly dependent on the product type, the age of the contractholder at the time of the sale, and the timing of the first lifetime income withdrawal. Range reflects the utilization rate for the vast majority of business with living benefits.

(8)
The withdrawal rate assumption estimates the magnitude of annual contractholder withdrawals relative to the maximum allowable amount under the contract. These assumptions vary based on the age of the contractholder, the tax status of the contract and the duration since the contractholder began lifetime withdrawals. As of December 31, 2018 and 2017, the minimum withdrawal rate assumption is 78% and the maximum withdrawal rate assumption may be greater than 100%. The fair value of the liability will generally increase the closer the withdrawal rate is to 100% and decrease as the withdrawal rate moves further away from 100%.

(9)
Range reflects the mortality rate for the vast majority of business with living benefits, with policyholders ranging from 50 to 90 years old. While the majority of living benefits have a minimum age requirement, certain benefits do not have an age restriction. This results in contractholders for certain benefits with mortality rates approaching 0%. Based on historical experience, the Company applies a set of age and duration specific mortality rate adjustments compared to standard industry tables. A mortality improvement assumption is also incorporated into the overall mortality table.

Interrelationships Between Unobservable Inputs – In addition to the sensitivities of fair value measurements to changes in each unobservable input in isolation, as reflected in the table above, interrelationships between these inputs may also exist, such that a change in one unobservable input may give rise to a change in another, or multiple, inputs. Examples of such interrelationships for significant internally-priced Level 3 assets and liabilities are as follows:
Corporate Securities – The rate used to discount future cash flows reflects current risk-free rates plus credit and liquidity spread requirements that market participants would use to value an asset. The discount rate may be influenced by many factors, including market cycles, expectations of default, collateral, term and asset complexity. Each of these factors can influence discount rates, either in isolation, or in response to other factors.
Future Policy Benefits – The Company expects efficient benefit utilization and withdrawal rates to generally be correlated with lapse rates. However, behavior is generally highly dependent on the facts and circumstances surrounding the individual contractholder, such as their liquidity needs or tax situation, which could drive lapse behavior independent of other contractholder behavior assumptions. To the extent more efficient contractholder behavior results in greater in-the-moneyness at the contract level, lapse rates may decline for those contracts. Similarly, to the extent that increases in equity volatility are correlated with overall declines in the capital markets, lapse rates may decline as contracts become more in-the-money.
Changes in Level 3 Assets and Liabilities – The following tables describe changes in fair values of Level 3 assets and liabilities as of the dates indicated, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held at the end of their respective periods. When a determination is made to classify assets and liabilities within Level 3, the determination is based on significance of the unobservable inputs in the overall fair value measurement. All transfers are based on changes in the observability of the valuation inputs, including the availability of pricing service information that the Company can validate. Transfers into Level 3 are generally the result of unobservable inputs utilized within valuation methodologies and the use of indicative broker quotes for assets that were previously valued using observable inputs. Transfers out of Level 3 are generally due to the use of observable inputs in valuation methodologies as well as the availability of pricing service information for certain assets that the Company can validate. During the second quarter of 2018, $213 million of investments in collateralized loan obligations (“CLOs”) reported as “Asset-backed securities” were transferred from Level 3 to Level 2 as market activity, liquidity and overall observability of valuation inputs of CLOs have increased.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2018
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Government	$5,237	$0	$2,895	$0	$0	$0	$0	$0	$0	$8,132	$0
Foreign Government	0	0	0	0	0	0	0	0	0	0	0
Corporate Securities(4)	95,206	(10,922)	15,268	(275)	0	(22,332)	24	9,969	(1,486)	85,452	(6,627)
Structured Securities(5)	185,358	(724)	84,810	(14,236)	0	(37,672)	0	51,979	(260,179)	9,336	0
Other assets:
Equity securities	9,758	(591)	0	(3,609)	0	0	147	0	0	5,705	(1,208)
Other invested assets	147	0	0	0	0	0	(147)	0	0	0	0
Short-term investments	87	(20)	0	0	0	(43)	(24)	0	0	0	(55)
Cash equivalents	0	13	0	0	0	(13)	0	0	0	0	0
Reinsurance recoverables	244,006	(28,757)	19,061	0	0	0	5,601	0	0	239,911	(19,962)
Receivables from parent and affiliates	0	0	0	0	0	0	0	0	0	0	0
Liabilities:
Future policy benefits	(8,151,902)	843,914	0	0	(1,024,486)	0	0	0	0	(8,332,474)	529,804
Policyholders' account balances	0	6,051	0	0	(48,401)	0	0	0	0	(42,350)	6,051

	Year Ended December 31, 2018
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(6,693)	$0	$(5,194)	$241	$(6,627)	$0
Other assets:
Equity securities	0	(591)	0	0	0	(1,208)
Other invested assets	0	0	0	0	0	0
Short-term investments	(20)	0	0	0	(55)	0
Cash equivalents	13	0	0	0	0	0
Reinsurance recoverables	(28,757)	0	0	0	(19,962)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	843,914	0	0	0	529,804	0
Policyholders' account balances	6,051	0	0	0	6,051	0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	Year Ended December 31, 2017(7)
	Fair Value, beginning of period	Total realized and unrealized gains (losses)(1)	Purchases	Sales	Issuances	Settlements	Other(2)	Transfers into Level 3	Transfers out of Level 3	Fair Value, end of period	Unrealized gains (losses) for assets still held(3)
	(in thousands)
Fixed maturities, available-for-sale:
U.S. Government	$0	$0	$4,264	$0	$0	$0	$973	$0	$0	$5,237	$0
Foreign Government	87	0	0	0	0	0	0	0	(87)	0	0
Corporate Securities(4)	151,989	(2,630)	17,920	(15,283)	0	(111,675)	(4,157)	64,412	(5,370)	95,206	(6,498)
Structured Securities(5)	31,735	976	237,469	(5,613)	0	(55,184)	0	106,034	(130,059)	185,358	(8)
Other assets:
Equity securities(6)	4,864	1,040	0	0	0	0	3,854	0	0	9,758	338
Other invested assets(6)	0	(7)	0	0	0	0	154	0	0	147	(7)
Short-term investments	450	0	94	(5)	0	(2)	(450)	0	0	87	0
Cash equivalents	375	0	0	0	0	0	(375)	0	0	0	0
Reinsurance recoverables	240,091	(18,240)	19,416	0	0	0	2,739	0	0	244,006	(10,303)
Receivables from parent and affiliates	33,962	0	0	0	0	0	0	0	(33,962)	0	0
Liabilities:
Future policy benefits	(7,707,333)	552,047	0	0	(996,616)	0	0	0	0	(8,151,902)	307,529
Policyholders' account balances	0	0	0	0	0	0	0	0	0	0	0

	Year Ended December 31, 2017(7)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(6,301)	$0	$(3,410)	$8,057	$(6,506)	$0
Other assets:
Equity securities(6)	0	689	351	0	0	338
Other invested assets(6)	(7)	0	0	0	(7)	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(18,240)	0	0	0	(10,303)	0
Receivables from parent and affiliates	0	0	0	0	0	0
Liabilities:
Future policy benefits	552,047	0	0	0	307,529	0
Policyholders' account balances	0	0	0	0	0	0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The following tables summarize the portion of changes in fair values of Level 3 assets and liabilities included in earnings and OCI for the year ended December 31, 2016, as well as the portion of gains or losses included in income attributable to unrealized gains or losses related to those assets and liabilities still held as of December 31, 2016.

	Year Ended December 31, 2016(7)
	Total realized and unrealized gains (losses)				Unrealized gains (losses) for assets still held(3)
	Realized investment gains (losses), net(1)	Asset administration fees and other income	Included in other comprehensive income (losses)	Net investment income	Realized investment gains (losses), net	Asset administration fees and other income
	(in thousands)
Fixed maturities, available-for-sale	$(4,014)	$(161)	$2,466	$5,974	$(4,943)	$0
Other assets:
Equity securities(6)	0	(123)	(351)	0	0	(123)
Other invested assets(6)	0	0	0	0	0	0
Short-term investments	0	0	0	0	0	0
Cash equivalents	0	0	0	0	0	0
Reinsurance recoverables	(2,852,588)	0	0	0	59,501	0
Receivables from parent and affiliates	(13)	0	50	0	0	0
Liabilities:
Future policy benefits	(3,791,759)	0	0	0	(3,740,535)	0
Policyholders' account balances	0	0	0	0	0	0

(1)
Realized investment gains (losses) on future policy benefits and reinsurance recoverables primarily represent the change in the fair value of the Company's living benefit guarantees on certain of its variable annuity contracts.

(2)	Other, primarily represents reclassifications of certain assets and liabilities between reporting categories.

(3)	Unrealized gains or losses related to assets still held at the end of the period do not include amortization or accretion of premiums and discounts.

(4)
Includes U.S. corporate public, U.S. corporate private, foreign corporate public and foreign corporate private securities. Prior period amounts were aggregated to conform to current period presentation.

(5)	Includes asset-backed, commercial mortgage-backed and residential mortgage-backed securities. Prior period amounts were aggregated to conform to current period presentation.

(6)	Prior period amounts have been reclassified to conform to current period presentation. See Note 2 for details.

(7)	Prior period amounts have been updated to conform to current period presentation.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Fair Value of Financial Instruments

The table below presents the carrying amount and fair value by fair value hierarchy level of certain financial instruments that are not reported at fair value. The financial instruments presented below are reported at carrying value on the Company’s Statements of Financial Position. In some cases, as described below, the carrying amount equals or approximates fair value.

	December 31, 2018(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,339,707	$1,339,707	$1,353,478
Policy loans	0	0	12,805	12,805	12,805
Short-term investments	7,750	0	0	7,750	7,750
Cash and cash equivalents	136,175	675,000	0	811,175	811,175
Accrued investment income	0	90,895	0	90,895	90,895
Reinsurance recoverables	0	0	55,236	55,236	55,236
Receivables from parent and affiliates	0	9,188	0	9,188	9,188
Other assets	0	3,735	0	3,735	3,735
Total assets	$143,925	$778,818	$1,407,748	$2,330,491	$2,344,262
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$560,548	$560,548	$565,903
Cash collateral for loaned securities	0	384	0	384	384
Short-term debt	0	139,843	0	139,843	140,569
Long-term debt	0	791,670	0	791,670	787,596
Reinsurance Payables	0	0	55,236	55,236	55,236
Payables to parent and affiliates	0	30,846	0	30,846	30,846
Other liabilities	0	554,162	0	554,162	554,162
Separate account liabilities - investment contracts	0	71	0	71	71
Total liabilities	$0	$1,516,976	$615,784	$2,132,760	$2,134,767

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	December 31, 2017(1)
	Fair Value				Carrying Amount(2)
	Level 1	Level 2	Level 3	Total	Total

	(in thousands)
Assets:
Commercial mortgage and other loans	$0	$0	$1,396,167	$1,396,167	$1,387,012
Policy loans	0	0	12,558	12,558	12,558
Short-term investments	0	0	0	0	0
Cash and cash equivalents	493,473	0	0	493,473	493,473
Accrued investment income	0	88,331	0	88,331	88,331
Reinsurance recoverables	0	0	59,588	59,588	59,588
Receivables from parent and affiliates	0	11,206	0	11,206	11,206
Other assets	0	13,802	0	13,802	13,802
Total assets	$493,473	$113,339	$1,468,313	$2,075,125	$2,065,970
Liabilities:
Policyholders’ account balances - investment contracts	$0	$0	$281,582	$281,582	$281,051
Cash collateral for loaned securities	0	17,383	0	17,383	17,383
Short-term debt	0	43,734	0	43,734	43,734
Long-term debt	0	1,003,251	0	1,003,251	928,165
Reinsurance payables	0	0	59,588	59,588	59,588
Payables to parent and affiliates	0	36,026	0	36,026	36,026
Other liabilities	0	135,556	0	135,556	135,556
Separate account liabilities - investment contracts	0	102	0	102	102
Total liabilities	$0	$1,236,052	$341,170	$1,577,222	$1,501,605

(1)
The information presented as of December 31, 2017, excludes certain hedge funds, private equity funds and other funds that were accounted for using the cost method and for which the fair value was measured at NAV per share (or its equivalent) as a practical expedient. The fair value and the carrying value of these cost method investments were $6.4 million and $6.0 million, respectively. Due to the adoption of ASU 2016-01 effective January 1, 2018, these assets are carried at fair value at each reporting date with changes in fair value reported in “Asset administration fees and other income.” Therefore, as of December 31, 2018, these assets are excluded from this table but are reported in the fair value recurring measurement table.

(2)
Carrying values presented herein differ from those in the Company’s Statements of Financial Position because certain items within the respective financial statement captions are not considered financial instruments or are out of scope under authoritative guidance relating to disclosures of the fair value of financial instruments.

The fair values presented above have been determined by using available market information and by applying market valuation methodologies, as described in more detail below.
Commercial Mortgage and Other Loans
The fair value of most commercial mortgage loans is based upon the present value of the expected future cash flows discounted at the appropriate U.S. Treasury rate or foreign government bond rate (for non-U.S. dollar-denominated loans) plus an appropriate credit spread for loans of similar quality, average life and currency. The quality ratings for these loans, a primary determinant of the credit spreads and a significant component of the pricing process, are based on an internally-developed methodology. Certain commercial mortgage loans are valued incorporating other factors, including the terms of the loans, the principal exit strategies for the loans, prevailing interest rates and credit risk.
Policy Loans
Policy loans carrying value approximates fair value.
Short-Term Investments, Cash and Cash Equivalents, Accrued Investment Income, Receivables from Parent and Affiliates, and Other Assets
The Company believes that due to the short-term nature of certain assets, the carrying value approximates fair value. These assets include: certain short-term investments which are not securities, are recorded at amortized cost; cash and cash equivalent instruments; accrued investment income; and other assets that meet the definition of financial instruments, including receivables such as unsettled trades and accounts receivable.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance Recoverables and Reinsurance Payables
Reinsurance recoverables and reinsurance payables include corresponding receivables and payables associated with reinsurance arrangements between the Company and related parties. See Note 10 for additional information about the Company's reinsurance arrangements.
Policyholders’ Account Balances - Investment Contracts
Only the portion of policyholders’ account balances related to products that are investment contracts (those without significant mortality or morbidity risk) are reflected in the table above. For fixed deferred annuities, payout annuities and other similar contracts without life contingencies, fair values are generally derived using discounted projected cash flows based on interest rates that are representative of the Company’s financial strength ratings, and hence reflect the Company’s own NPR. For those balances that can be withdrawn by the customer at any time without prior notice or penalty, the fair value is the amount estimated to be payable to the customer as of the reporting date, which is generally the carrying value.
Cash Collateral for Loaned Securities
Cash collateral for loaned securities represents the collateral received or paid in connection with loaning or borrowing securities. Due to the short-term nature of these transactions, the carrying value approximates fair value.
Debt
The fair value of short-term and long-term debt is generally determined by either prices obtained from independent pricing services, which are validated by the Company, or discounted cash flow models. Discounted cash flow models predominately use market observable inputs such as the borrowing rates currently available to the Company for debt and financial instruments with similar terms and remaining maturities. For debt with a maturity of less than 90 days, the carrying value approximates fair value.
Other Liabilities and Payables to Parent and Affiliates
Other liabilities and payables to parent and affiliates are primarily payables, such as unsettled trades, drafts, escrow deposits and accrued expense payables. Due to the short-term until settlement of most of these liabilities, the Company believes that carrying value approximates fair value.
Separate Account Liabilities - Investment Contracts
Only the portion of separate account liabilities related to products that are investment contracts are reflected in the table above. Separate account liabilities are recorded at the amount credited to the contractholder, which reflects the change in fair value of the corresponding separate account assets including contractholder deposits less withdrawals and fees; therefore, carrying value approximates fair value.
6.    DEFERRED POLICY ACQUISITION COSTS
The balances of and changes in DAC as of and for the years ended December 31, are as follows:

	2018	2017	2016
	(in thousands)
Balance, beginning of year	$4,596,565	$4,344,361	$749,302
Capitalization of commissions, sales and issue expenses	372,996	277,586	269,679
Amortization-Impact of assumption and experience unlocking and true-ups	(113,534)	288,974	226,204
Amortization-All other	(476,261)	(275,028)	(46,388)
Changes in unrealized investment gains and losses	67,739	(39,328)	18,772
Ceded DAC upon reinsurance agreement with Prudential Insurance(1)(2)	0	0	(7,480)
Assumed DAC upon reinsurance agreement with Pruco Life(1)	0	0	3,134,272
Balance, end of year	$4,447,505	$4,596,565	$4,344,361

(1)	See Note 1 and Note 10 for additional information.

(2)	Represents a $7.5 million true-up in 2016 to the ceded DAC upon reinsurance agreement with Prudential Insurance in 2015.

7.    VALUE OF BUSINESS ACQUIRED
The balances of and changes in VOBA as of and for the years ended December 31, are as follows:

	2018	2017	2016

	(in thousands)
Balance, beginning of year	$35,109	$30,287	$33,640
Amortization-Impact of assumption and experience unlocking and true-ups (1)	1,485	10,035	2,372
Amortization-All other (1)	(7,348)	(7,422)	(8,176)
Interest (2)	1,983	2,001	1,939
Change in unrealized investment gains and losses	1,993	208	512
Balance, end of year	$33,222	$35,109	$30,287

(1)	The weighted average remaining expected life of VOBA was approximately 5.62 years as of December 31, 2018.

(2)	The interest accrual rate for the VOBA related to the businesses acquired was 5.96%, 5.96% and 6.00% for the years ended December 31, 2018, 2017 and 2016.
The following table provides estimated future amortization, net of interest, for the periods indicated:

	2019	2020	2021	2022	2023

	(in thousands)
Estimated future VOBA amortization	$4,531	$4,039	$3,626	$3,247	$2,909

8.	POLICYHOLDERS’ LIABILITIES
Future Policy Benefits
Future policy benefits at December 31 for the years indicated are as follows:

	2018	2017

	(in thousands)
Life insurance – domestic	$74	$800
Individual and group annuities and supplementary contracts(1)	1,021,854	970,936
Other contract liabilities(1)	8,347,058	8,160,833
Total future policy benefits	$9,368,986	$9,132,569

(1)	Includes assumed reinsurance business.

Individual and group annuities and supplementary contract liabilities include reserves for life contingent immediate annuities and life contingent group annuities. Other contract liabilities include unearned premiums and certain other reserves for annuities and individual life products.
Future policy benefits for domestic life insurance policies reflect in course of settlement amounts.
Future policy benefits for individual and group annuities and supplementary contracts with life contingencies are generally equal to the present value of expected future payments. Assumptions as to mortality are based on the Company’s experience, industry data, and/or other factors, when the basis of the reserve is established. The interest rates used in the determination of the present values generally range from 0.0% to 8.3%, with less than 1.0% of the reserves based on an interest rate in excess of 8.0%.
The Company’s liability for future policy benefits are primarily liabilities for guaranteed benefits related to certain long-duration life and annuity contracts. Liabilities for guaranteed benefits with embedded derivative features are primarily in "Other contract liabilities" in the table above. The remaining liabilities for guaranteed benefits are primarily reflected with the underlying contract. The interest rates used in the determination of the present values range from 3.1% to 4.4%. See Note 9 for additional information regarding liabilities for guaranteed benefits related to certain long-duration contracts.
Premium deficiency reserves included in “Future policy benefits” are established, if necessary, when the liability for future policy benefits plus the present value of expected future gross premiums are determined to be insufficient to provide for expected future policy benefits and expenses. Premium deficiency reserves have been recorded for the individual annuity business, which consists of limited-payment, long-duration; and single premium immediate annuities with life contingencies.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Policyholders’ Account Balances
Policyholders’ account balances at December 31 for the years indicated are as follows:

	2018	2017

	(in thousands)
Interest-sensitive life contracts	$15,049	$15,301
Individual annuities(1)	4,729,973	4,162,138
Guaranteed interest accounts	608,574	668,713
Total policyholders’ account balances	$5,353,596	$4,846,152

(1)	Includes assumed reinsurance business from Pruco Life.
Policyholders’ account balances represent an accumulation of account deposits plus credited interest less withdrawals, expenses and mortality charges, if applicable. These policyholders’ account balances also include provisions for benefits under non-life contingent payout annuities. Interest crediting rates range from 3.5% to 6.0% for interest-sensitive life contracts. Interest crediting rates for individual annuities range from 0.0% to 6.5%. Interest crediting rates for guaranteed interest accounts range from 0.1% to 5.8%.
9.    CERTAIN LONG-DURATION CONTRACTS WITH GUARANTEES

The Company issued variable annuity contracts through its separate accounts for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholder. The Company also issued variable annuity contracts with general and separate account options where the Company contractually guarantees to the contractholder a return of no less than total deposits made to the contract adjusted for any partial withdrawals ("return of net deposits"). In certain of these variable annuity contracts, the Company also contractually guarantees to the contractholder a return of no less than (1) total deposits made to the contract adjusted for any partial withdrawals plus a minimum return ('minimum return"), and/or (2) the highest contract value on a specified date adjusted for any withdrawals (“contract value”). These guarantees include benefits that are payable in the event of death, annuitization or at specified dates during the accumulation period and withdrawal and income benefits payable during specified periods. The Company also issued annuity contracts with market value adjusted investment options (“MVAs”), which provide for a return of principal plus a fixed-rate of return if held to maturity, or, alternatively, a “market adjusted value” if surrendered prior to maturity or if funds are reallocated to other investment options. The market value adjustment may result in a gain or loss to the Company, depending on crediting rates or an indexed rate at surrender, as applicable. The Company also issued fixed deferred annuity contracts without MVA that have a guaranteed credited rate and annuity benefit.
The assets supporting the variable portion of all variable annuities are carried at fair value and reported as “Separate account assets” with an equivalent amount reported as “Separate account liabilities.” Amounts assessed against the contractholders for mortality, administration, and other services are included within revenue in “Policy charges and fee income” and changes in liabilities for minimum guarantees are generally included in “Policyholders’ benefits” or "Realized investment gains (losses), net".
For those guarantees of benefits that are payable in the event of death, the net amount at risk is generally defined as the current guaranteed minimum death benefit in excess of the current account balance at the balance sheet date. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at annuitization, the net amount at risk is generally defined as the present value of the minimum guaranteed annuity payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including fixed income and equity market returns, timing of annuitization, contract lapses and contractholder mortality.
For guarantees of benefits that are payable at withdrawal, the net amount at risk is generally defined as the present value of the minimum guaranteed withdrawal payments available to the contractholder determined in accordance with the terms of the contract in excess of the current account balance. For guarantees of accumulation balances, the net amount at risk is generally defined as the guaranteed minimum accumulation balance minus the current account balance. The Company’s primary risk exposures for these contracts relates to actual deviations from, or changes to, the assumptions used in the original pricing of these products, including equity market returns, interest rates, market volatility and contractholder behavior.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company’s contracts with guarantees may offer more than one type of guarantee in each contract; therefore, the amounts listed may not be mutually exclusive. The liabilities related to the net amount at risk are reflected within “Future policy benefits.” As of December 31, 2018 and 2017, the Company had the following guarantees associated with these contracts, by product and guarantee type:

	December 31, 2018		December 31, 2017
	In the Event of Death(1)	At Annuitization/ Accumulation(1)(2)	In the Event of Death(1)	At Annuitization/ Accumulation (1)(2)

Annuity Contracts	(in thousands)
Return of net deposits
Account value	$106,779,202	N/A	$119,182,143	N/A
Net amount at risk	$843,419	N/A	$274,617	N/A
Average attained age of contractholders	67 years	N/A	66 years	N/A
Minimum return or contract value
Account value	$22,184,537	$115,822,894	$25,835,100	$129,630,456
Net amount at risk	$4,322,406	$7,252,486	$2,161,133	$3,225,700
Average attained age of contractholders	70 years	68 years	69 years	67 years
Average period remaining until earliest expected annuitization	N/A	0 years	N/A	0 years

(1)	Amounts include assumed reinsurance business.

(2)	Includes income and withdrawal benefits.

Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

	December 31, 2018(1)	December 31, 2017(1)

	(in thousands)
Equity funds	$69,686,791	$83,556,771
Bond funds	51,855,361	53,027,241
Money market funds	2,542,219	3,726,553
Total	$124,084,371	$140,310,565

(1)	Amounts include assumed reinsurance business.
In addition to the amounts invested in separate account investment options above, $4.9 billion at December 31, 2018 and $4.7 billion at December 31, 2017 of account balances of variable annuity contracts with guarantees, inclusive of contracts with MVA features, were invested in general account investment options. For the years ended December 31, 2018, 2017 and 2016, there were no transfers of assets, other than cash, from the general account to any separate account, and accordingly no gains or losses recorded.
Liabilities for Guarantee Benefits
The table below summarizes the changes in general account liabilities for guarantees. The liabilities for GMDB and GMIB are included in “Future policy benefits” and the related changes in the liabilities are included in “Policyholders’ benefits.” GMAB, GMWB and GMIWB are accounted for as embedded derivatives and are recorded at fair value within “Future policy benefits.” Changes in the fair value of these derivatives, including changes in the Company’s own risk of non-performance, along with any fees attributed or payments made relating to the derivative are recorded in “Realized investment gains (losses), net.” See Note 5 for additional information regarding the methodology used in determining the fair value of these embedded derivatives. The Company maintains a portfolio of derivative investments that serve as a partial hedge of the risks associated with these products, for which the changes in fair value are also recorded in “Realized investment gains (losses), net.” This portfolio of derivative investments does not qualify for hedge accounting treatment under U.S. GAAP.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

	GMDB	GMAB/GMWB/ GMIWB	GMIB	Totals
Variable Annuity	(in thousands)
Balance at December 31, 2015	$265,877	$3,134,077	$13,864	$3,413,818
Incurred guarantee benefits(1)	43,185	(1,979,215)	(3,683)	(1,939,713)
Paid guarantee benefits	(55,604)	0	(2,209)	(57,813)
Change in unrealized investment gains and losses	(5,206)	0	(209)	(5,415)
Assumed guarantees upon reinsurance agreement with Pruco Life	389,067	6,552,471	30,130	6,971,668
Balance at December 31, 2016	637,319	7,707,333	37,893	8,382,545
Incurred guarantee benefits(1)(2)	29,605	444,569	(11,686)	462,488
Paid guarantee benefits(2)	(57,053)	0	(3,798)	(60,851)
Change in unrealized investment gains and losses(2)	12,931	0	117	13,048
Balance at December 31, 2017	622,802	8,151,902	22,526	8,797,230
Incurred guarantee benefits(1)(2)	103,596	180,572	2,679	286,847
Paid guarantee benefits(2)	(67,887)	0	(2,915)	(70,802)
Change in unrealized investment gains and losses(2)	(20,108)	0	(230)	(20,338)
Balance at December 31, 2018	$638,403	$8,332,474	$22,060	$8,992,937

(1)
Incurred guarantee benefits include the portion of assessments established as additions to reserves as well as changes in estimates affecting the reserves. Also includes changes in the fair value of features considered to be derivatives.

(2)	Amounts include assumed reinsurance business.
The GMDB liability is determined each period end by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the guaranteed death benefits in excess of the account balance. The GMIB liability associated with variable annuities is determined each period by estimating the accumulated value of a portion of the total assessments to date less the accumulated value of the projected income benefits in excess of the account balance. The portion of assessments used is chosen such that, at issue the present value of expected death benefits or expected income benefits in excess of the projected account balance and the portion of the present value of total expected assessments over the lifetime of the contracts are equal. The Company regularly evaluates the estimates used and adjusts the GMDB and GMIB liability balances with an associated charge or credit to earnings, if actual experience or other evidence suggests that earlier estimates should be revised.
The GMAB features provide the contractholder with a guaranteed return of initial account value or an enhanced value if applicable. The most significant of the Company’s GMAB features are the guaranteed return option features, which includes an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMAB liability is calculated as the present value of future expected payments in excess of the account balance less the present value of future expected rider fees attributable to the embedded derivative feature.
The GMWB features provide the contractholder with access to a guaranteed remaining balance if the account value is reduced to zero through a combination of market declines and withdrawals. The guaranteed remaining balance is generally equal to the protected value under the contract, which is initially established as the greater of the account value or cumulative deposits when withdrawals commence, less cumulative withdrawals. The contractholder also has the option, after a specified time period, to reset the guaranteed remaining balance to the then-current account value, if greater. The contractholder accesses the guaranteed remaining balance through payments over time, subject to maximum annual limits. The GMWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The GMIWB features, taken collectively, provide a contractholder two optional methods to receive guaranteed minimum payments over time, a “withdrawal” option or an “income” option. The withdrawal option (which was available under only one of the GMIWBs and is no longer offered) guarantees that a contractholder can withdraw an amount each year until the cumulative withdrawals reach a total guaranteed balance. The income option (which varies among the Company’s GMIWBs) in general guarantees the contractholder the ability to withdraw an amount each year for life (or for joint lives, in the case of any spousal version of the benefit) where such amount is equal to a percentage of a protected value under the benefit. The contractholder also has the potential to increase this annual amount, based on certain subsequent increases in account value that may occur. The GMIWB can be elected by the contractholder upon issuance of an appropriate deferred variable annuity contract or at any time following contract issue prior to annuitization. Certain GMIWB features include an automatic rebalancing element that reduces the Company’s exposure to these guarantees. The GMIWB liability is calculated as the present value of future expected payments to customers less the present value of future expected rider fees attributable to the embedded derivative feature.
Sales Inducements
The Company defers sales inducements and amortizes them over the anticipated life of the policy using the same methodology and assumptions used to amortize DAC. DSI is included in “Deferred sales inducements” in the Company’s Statements of Financial Position. The Company has offered various types of sales inducements, including: (1) a bonus whereby the policyholder’s initial account balance is increased by an amount equal to a specified percentage of the customer’s initial deposit and (2) additional credits after a certain number of years a contract is held. Changes in DSI, reported as “Interest credited to policyholders’account balances,” are as follows:

Sales Inducements
(in thousands)
Balance at December 31, 2015	$452,752
Capitalization	1,805
Amortization - Impact of assumption and experience unlocking and true-ups	101,424
Amortization - All other	(81,603)
Change in unrealized investment gains and losses	4,915
Assumed DSI upon reinsurance agreement with Pruco Life(1)	499,530
Balance at December 31, 2016	978,823
Capitalization	1,551
Amortization - Impact of assumption and experience unlocking and true-ups	145,141
Amortization - All other	(94,014)
Change in unrealized investment gains and losses	(10,715)
Balance at December 31, 2017	1,020,786
Capitalization	2,888
Amortization - Impact of assumption and experience unlocking and true-ups	(5,713)
Amortization - All other	(149,236)
Change in unrealized investment gains and losses	20,873
Balance at December 31, 2018	$889,598

(1)	See Note 1 for additional information.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

10.    REINSURANCE
The Company uses reinsurance as part of its risk management and capital management strategies for certain of its living benefit guarantees and variable annuity base contracts. Through March 31, 2016, the Company reinsured its living benefit guarantees on certain variable annuity products to Pruco Re and Prudential Insurance, which are the legal entities in which the Company previously executed its living benefit hedging program. Effective April 1, 2016 the Company recaptured the risks related to its variable annuity living benefit guarantees that were previously reinsured to Pruco Re and Prudential Insurance, as discussed further in Note 1. In addition, the Company reinsured variable annuity base contracts, along with the living benefit guarantees, from Pruco Life, excluding the PLNJ business which was reinsured to Prudential Insurance. This reinsurance covers new and in force business and excludes business reinsured externally.
In the fourth quarter of 2015, the Company surrendered its New York license. The Company recaptured the New York living benefits previously ceded to Pruco Re, and reinsured the majority of its New York business, both the living benefit guarantees and base contracts, to Prudential Insurance. See Note 1 for additional information. Reinsurance ceded arrangements do not discharge the Company as the primary insurer. Ceded balances would represent a liability of the Company in the event the reinsurers were unable to meet their obligations to the Company under the terms of the reinsurance agreements. The Company believes a material reinsurance liability resulting from such inability of reinsurers to meet their obligations is unlikely.
Realized investment gains and losses include the impact of reinsurance agreements, particularly reinsurance agreements involving living benefit guarantees. These reinsurance agreements are derivatives and have been accounted for in the same manner as embedded derivatives and the changes in the fair value of these derivatives are recognized through "Realized investment gains (losses), net". See Note 4 for additional information related to the accounting for embedded derivatives.
Reinsurance amounts included in the Company's Statements of Financial Position as of December 31, were as follows:

	2018	2017
	(in thousands)
Reinsurance recoverables	$572,102	$563,428
Deferred policy acquisition costs	3,703,166	3,766,066
Deferred sales inducements	476,608	540,389
Value of business acquired	(2,431)	(2,702)
Other assets	79,992	105,167
Policyholders’ account balances	3,098,537	2,825,030
Future policy benefits	5,680,939	5,511,496
Reinsurance payables(1)	232,937	262,588
Other liabilities	290,330	329,019

(1)	"Reinsurance payables" includes $0.1 million of unaffiliated activity as of both December 31, 2018 and 2017.

The reinsurance recoverables by counterparty are broken out below:

	December 31, 2018	December 31, 2017
	(in thousands)
Prudential Insurance	$335,349	$310,758
Pruco Life	236,716	252,383
Unaffiliated	37	287
Total reinsurance recoverables	$572,102	$563,428

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reinsurance amounts, included in the Company’s Statements of Operations and Comprehensive Income for the years ended December 31, were as follows:

	2018	2017	2016
	(in thousands)
Premiums:
Direct	$37,895	$33,908	$39,326
Assumed	31,989	32,890	860,831
Ceded	(2,619)	(3,225)	(3,318)
Net premiums	67,265	63,573	896,839
Policy charges and fee income:
Direct	549,500	622,099	647,226
Assumed	1,661,484	1,632,132	1,153,752
Ceded(1)	(39,706)	(44,652)	(45,754)
Net policy charges and fee income	2,171,278	2,209,579	1,755,224
Asset administration fees and other income:
Direct	96,743	129,847	103,892
Assumed	301,549	293,275	205,221
Ceded	(9,136)	(9,747)	(9,729)
Net asset administration fees and other income	389,156	413,375	299,384
Realized investment gains (losses), net:
Direct	81,120	(1,335,253)	(3,612,578)
Assumed	823,129	554,686	(81,510)
Ceded	(20,176)	(24,833)	251,328
Realized investment gains (losses), net	884,073	(805,400)	(3,442,760)
Policyholders' benefits (including change in reserves):
Direct	81,045	52,477	74,438
Assumed	110,358	46,375	553,280
Ceded(2)	(4,315)	15,216	(23,661)
Net policyholders' benefits (including change in reserves)	187,088	114,068	604,057
Interest credited to policyholders’ account balances:
Direct	127,018	9,834	74,389
Assumed	132,324	24,708	(1,551)
Ceded	(10,167)	(4,262)	(3,949)
Net interest credited to policyholders’ account balances	249,175	30,280	68,889
Reinsurance expense allowances and general and administrative expenses, net of capitalization and amortization	1,131,351	725,749	563,027

(1)	"Policy charges and fee income ceded" includes $(1) million, $(2) million and $(2) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

(2)
"Policyholders' benefits (including change in reserves) ceded" includes $(0.3) million, $(0.1) million and $(0.3) million of unaffiliated activity for the years ended December 31, 2018, 2017 and 2016, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

11.    INCOME TAXES
The following schedule discloses significant components of income tax expense (benefit) for each year presented:

	Year Ended December 31,
	2018	2017	2016
		(in thousands)
Current tax expense (benefit):
U.S. federal	$(422,999)	$501,088	$2,524,458
State and local	0	1,349	0
Total	(422,999)	502,437	2,524,458
Deferred tax expense (benefit):
U.S. federal	584,503	698,662	(3,204,951)
State and local	0	0	0
Total	584,503	698,662	(3,204,951)
Total income tax expense (benefit)	161,504	1,201,099	(680,493)
Total income tax expense (benefit) reported in equity related to:
Other comprehensive income (loss)	(52,510)	98,644	(194,446)
Additional paid-in capital	0	0	(9,531)
Total income tax expense (benefit)	$108,994	$1,299,743	$(884,470)

Reconciliation of Expected Tax at Statutory Rates to Reported Income Tax Expense (Benefit)
The differences between income taxes expected at the U.S. federal statutory income tax rate of 21% applicable for 2018 and 35% applicable for the periods prior to 2018, and the reported income tax expense (benefit) are summarized as follows:

	Year Ended December 31,
	2018	2017	2016
	(in thousands)
Expected federal income tax expense (benefit)	$387,286	$391,158	$(619,704)
Non-taxable investment income	(18,954)	(46,625)	(49,630)
Tax credits	(13,694)	(10,358)	(10,507)
Changes in tax law	(193,306)	882,175	0
Other	172	(15,251)	(652)
Reported income tax expense (benefit)	$161,504	$1,201,099	$(680,493)
Effective tax rate	8.8%	107.5%	38.4%

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The effective tax rate is the ratio of “Total income tax expense (benefit)” divided by “Income (loss) from operations before income taxes”. The Company’s effective tax rate for fiscal years 2018, 2017 and 2016 was 8.8%, 107.5% and 38.4%, respectively. The following is a description of items that had the most significant impact on the difference between the Company’s statutory U.S. federal income tax rate of 21% applicable for 2018 and 35% applicable for the periods prior to 2018, and the Company’s effective tax rate during the periods presented:

Changes in Tax Law. The following is a list of notable changes in tax law that impacted the Company’s effective tax rate for the periods presented:

Tax Act of 2017 - On December 22, 2017, the Tax Act of 2017 was enacted into U.S. law. As a result, the Company recognized a $882 million tax expense in “Total income tax expense (benefit)” in the Company’s Statement of Operations for the year ended December 31, 2017. In accordance with SEC Staff Accounting Bulletin 118, in 2017 the Company recorded the effects of the Tax Act of 2017 using reasonable estimates due to the need for further analysis of the provisions within the Tax Act of 2017 and collection, preparation and analysis of relevant data necessary to complete the accounting. During 2018, the Company completed the collection, preparation and analysis of data relevant to the Tax Act of 2017, and interpreted any additional guidance issued by the IRS, U.S. Department of the Treasury, or other standard-setting organizations, and recognized a $0.2 million increase in income tax expense for a total of $882.3 million recognized from the reduction in net deferred tax assets to reflect the reduction in the U.S. tax rate from 35% to 21%.

2018 Industry Issue Resolution (IIR) - In August 2018, the IRS released a Directive to provide guidance on the tax reserving for guaranteed benefits within variable annuity contracts and principle-based reserves on certain life insurance contracts. Adopting the methodology specified in the Directive resulted in an accelerated deduction for the Company’s 2017 tax return that would have otherwise been deductible in future years. Prior to the adoption of this Directive, the Company accounted for these future deductions as deferred tax assets measured using the current 21% corporate income tax rate. Upon adoption of the Directive, the tax benefits were revalued using the 35% tax rate applicable for the 2017 tax year in which they will now be recognized, resulting in a reduction in income tax expense of $193 million.

Non-Taxable Investment Income. The U.S. Dividends Received Deduction (“DRD”) reduces the amount of dividend income subject to U.S. tax and accounts for most of the non-taxable investment income shown in the table above. More specifically, the U.S. DRD constitutes $15 million of the total $19 million of 2018 non-taxable investment income, $46 million of the total $47 million of 2017 non-taxable investment income, and $50 million of the total $50 million of 2016 non-taxable investment income. The DRD for the current period was estimated using information from 2017, current year investment results, and current year’s equity market performance. The actual current year DRD can vary based on factors such as, but not limited to, changes in the amount of dividends received that are eligible for the DRD, changes in the amount of distributions received from fund investments, changes in the account balances of variable life and annuity contracts, and the Company’s taxable income before the DRD.

Other. This line item represents insignificant reconciling items that are individually less than 5% of the computed expected federal income tax expense (benefit) and have therefore been aggregated for purposes of this reconciliation in accordance with relevant disclosure guidance.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Schedule of Deferred Tax Assets and Deferred Tax Liabilities

	As of December 31,
	2018	2017
	(in thousands)
Deferred tax assets:
Insurance reserves	$1,521,729	$2,064,659
Investments	276,880	404,703
Net unrealized loss on securities	86,742	7,048
Other	638	205
Deferred tax assets	1,885,989	2,476,615
Deferred tax liabilities:
VOBA and deferred policy acquisition cost	929,849	960,841
Deferred sales inducements	186,816	214,365
Deferred tax liabilities	1,116,665	1,175,206
Net deferred tax asset (liability)	$769,324	$1,301,409

The application of U.S. GAAP requires the Company to evaluate the recoverability of deferred tax assets and establish a valuation allowance if necessary to reduce the deferred tax asset to an amount that is more likely than not expected to be realized. Considerable judgment is required in determining whether a valuation allowance is necessary, and if so, the amount of such valuation allowance. In evaluating the need for a valuation allowance, the Company considers many factors, including: (1) the nature of the deferred tax assets and liabilities; (2) whether they are ordinary or capital; (3) in which tax jurisdictions they were generated and the timing of their reversal; (4) taxable income in prior carryback years as well as projected taxable earnings exclusive of reversing temporary differences and carryforwards; (5) the length of time that carryovers can be utilized in the various taxing jurisdictions; (6) any unique tax rules that would impact the utilization of the deferred tax assets; and (7) any tax planning strategies that the Company would employ to avoid a tax benefit from expiring unused. Although realization is not assured, management believes it is more likely than not that the deferred tax assets, net of valuation allowances, will be realized.
The company had no valuation allowance as of December 31, 2018 and 2017. Adjustments to the valuation allowance will be made if there is a change in management’s assessment of the amount of deferred tax asset that is realizable.
The Company’s income (loss) from operations before income taxes includes income (loss) from domestic operations of $1,844 million, $1,118 million, and $(1,771) million for the years ended December 31, 2018, 2017 and 2016, respectively.
Tax Audit and Unrecognized Tax Benefits
The Company’s liability for income taxes includes the liability for unrecognized tax benefits and interest that relate to tax years still subject to review by the IRS or other taxing authorities. The completion of review or the expiration of the Federal statute of limitations for a given audit period could result in an adjustment to the liability for income taxes.
The Company had no unrecognized tax benefits as of December 31, 2018, 2017, and 2016. The Company does not anticipate any significant changes within the next twelve months to its total unrecognized tax benefits related to tax years for which the statute of limitations has not expired.
At December 31, 2018, the Company remains subject to examination in the U.S. for tax years 2015 through 2017.
The Company is participating in the IRS’s Compliance Assurance Program. Under this program, the IRS assigns an examination team to review completed transactions as they occur in order to reach agreement with the Company on how they should be reported in the relevant tax returns. If disagreements arise, accelerated resolution programs are available to resolve the disagreements in a timely manner before the tax return is filed.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

12.    EQUITY
Accumulated Other Comprehensive Income (Loss)
AOCI represents the cumulative OCI items that are reported separate from net income and detailed on the Statements of Comprehensive Income. Each of the components that comprise OCI are described in further detail in Note 2 (Foreign Currency Translation Adjustment and Net Unrealized Investment Gains (Losses)). The balance of and changes in each component of AOCI as of and for the years ended December 31, are as follows:

	Accumulated Other Comprehensive Income (Loss)
	Foreign Currency Translation Adjustment	Net Unrealized Investment Gains (Losses)(1)	Total Accumulated Other Comprehensive Income (Loss)

	(in thousands)
Balance, December 31, 2015	$(65)	$46,231	$46,166
Change in OCI before reclassifications	(20)	(469,356)	(469,376)
Amounts reclassified from AOCI	0	(86,184)	(86,184)
Income tax benefit (expense)	7	194,439	194,446
Balance, December 31, 2016	(78)	(314,870)	(314,948)
Change in OCI before reclassifications	109	320,182	320,291
Amounts reclassified from AOCI	0	3,177	3,177
Income tax benefit (expense)	(38)	(98,606)	(98,644)
Balance, December 31, 2017	(7)	(90,117)	(90,124)
Change in OCI before reclassifications	(1,354)	(311,658)	(313,012)
Amounts reclassified from AOCI	0	62,970	62,970
Income tax benefit (expense)	285	52,225	52,510
Cumulative effect of adoption of ASU 2016-01	0	(3)	(3)
Cumulative effect of adoption of ASU 2018-02	(2)	(36,712)	(36,714)
Balance, December 31, 2018	$(1,078)	$(323,295)	$(324,373)

(1)	Includes cash flow hedges of $(4) million, $(26) million and $12 million as of December 31, 2018, 2017, and 2016, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Reclassifications out of Accumulated Other Comprehensive Income (Loss)

	Year Ended December 31, 2018	Year Ended December 31, 2017	Year Ended December 31, 2016

	(in thousands)
Amounts reclassified from AOCI(1)(2):
Net unrealized investment gains (losses):
Cash flow hedges - Currency/Interest rate(3)	$20,761	$(1,838)	$12,800
Net unrealized investment gains (losses) on available-for-sale securities	(83,731)	(1,339)	73,384
Total net unrealized investment gains (losses)(4)	(62,970)	(3,177)	86,184
Total reclassifications for the period	$(62,970)	$(3,177)	$86,184

(1)	All amounts are shown before tax.

(2)	Positive amounts indicate gains/benefits reclassified out of AOCI. Negative amounts indicate losses/costs reclassified out of AOCI.

(3)	See Note 4 for additional information on cash flow hedges.

(4)	See table below for additional information on unrealized investment gains (losses), including the impact on deferred policy acquisition and other costs and future policy benefits.

Net Unrealized Investment Gains (Losses)
Net unrealized investment gains (losses) on securities classified as available-for-sale, certain other invested assets and other assets are included in the Company’s Statements of Financial Position as a component of AOCI. Changes in these amounts include reclassification adjustments to exclude from “Other comprehensive income (loss)” those items that are included as part of “Net income” for a period that had been part of “Other comprehensive income (loss)” in earlier periods. The amounts for the periods indicated below, split between amounts related to fixed maturity securities on which an OTTI loss has been recognized, and all other net unrealized investment gains (losses), are as follows:

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Net Unrealized Investment Gains (Losses) on Fixed Maturity Securities on which an OTTI loss has been recognized

	Net Unrealized Gains (Losses) on Investments	Deferred Policy Acquisition Costs and Other Costs(2)	Future Policy Benefits and Other Liabilities(3)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2015	$9	$(3)	$0	$14	$20
Net investment gains (losses) on investments arising during the period	378	0	0	(132)	246
Reclassification adjustment for (gains) losses included in net income	556	0	0	(195)	361
Reclassification adjustment for OTTI losses excluded from net income	(2,204)	0	0	771	(1,433)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(2,130)	0	746	(1,384)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(522)	183	(339)
Balance, December 31, 2016	(1,261)	(2,133)	(522)	1,387	(2,529)
Net investment gains (losses) on investments arising during the period	11,328	0	0	(3,481)	7,847
Reclassification adjustment for (gains) losses included in net income	2,172	0	0	(667)	1,505
Reclassification adjustment for OTTI losses excluded from net income	72	0	0	(22)	50
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	1,125	0	(352)	773
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	365	(128)	237
Balance, December 31, 2017	12,311	(1,008)	(157)	(3,263)	7,883
Net investment gains (losses) on investments arising during the period	(15,199)	0	0	3,192	(12,007)
Reclassification adjustment for (gains) losses included in net income	(205)	0	0	43	(162)
Reclassification adjustment for OTTI losses excluded from net income(1)	(241)	0	0	51	(190)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(111)	0	23	(88)
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	89	(19)	70
Balance, December 31, 2018	$(3,334)	$(1,119)	$(68)	$27	$(4,494)

(1)	Represents "transfers in" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(2)	"Other costs" primarily includes reinsurance recoverables, DSI and VOBA.

(3)	"Other liabilities" primarily includes reinsurance payables and deferred reinsurance gains.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

All Other Net Unrealized Investment Gains (Losses) in AOCI

	Net Unrealized Gains (Losses) on Investments (1)	Deferred Policy Acquisition Costs and Other Costs(3)	Future Policy Benefits and Other Liabilities(4)	Deferred Income Tax (Liability) Benefit	Accumulated Other Comprehensive Income (Loss) Related To Net Unrealized Investment Gains (Losses)

	(in thousands)
Balance, December 31, 2015	$107,451	$(30,465)	$(4,596)	$(26,179)	$46,211
Net investment gains (losses) on investments arising during the period	(637,597)	0	0	223,159	(414,438)
Reclassification adjustment for (gains) losses included in net income	85,628	0	0	(29,970)	55,658
Reclassification adjustment for OTTI losses excluded from net income	2,204	0	0	(771)	1,433
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(786)	0	275	(511)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(1,068)	374	(694)
Balance, December 31, 2016	(442,314)	(31,251)	(5,664)	166,888	(312,341)
Net investment gains (losses) on investments arising during the period	376,012	0	0	(115,538)	260,474
Reclassification adjustment for (gains) losses included in net income	(5,349)	0	0	1,644	(3,705)
Reclassification adjustment for OTTI losses excluded from net income	(72)	0	0	22	(50)
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	(50,961)	0	15,949	(35,012)
Impact of net unrealized investment (gains) losses on future policy benefits	0	0	(11,333)	3,967	(7,366)
Balance, December 31, 2017	(71,723)	(82,212)	(16,997)	72,932	(98,000)
Net investment gains (losses) on investments arising during the period	(405,264)	0	0	85,105	(320,159)
Reclassification adjustment for (gains) losses included in net income	63,175	0	0	(13,267)	49,908
Reclassification adjustment for OTTI losses excluded from net income(2)	241	0	0	(51)	190
Impact of net unrealized investment (gains) losses on deferred policy acquisition costs and other costs	0	90,717	0	(19,049)	71,668
Impact of net unrealized investment (gains) losses on future policy benefits and other liabilities	0	0	18,110	(3,803)	14,307
Cumulative effect of adoption of ASU 2016-01	(4)	0	0	1	(3)
Cumulative effect of adoption of ASU 2018-02	0	0	0	(36,712)	(36,712)
Balance, December 31, 2018	$(413,575)	$8,505	$1,113	$85,156	$(318,801)

(1)	Includes cash flow hedges. See Note 4 for information on cash flow hedges.

(2)	Represents "transfers out" related to the portion of OTTI losses recognized during the period that were not recognized in earnings for securities with no prior OTTI loss.

(3)	"Other costs" primarily includes reinsurance recoverables, DSI and VOBA.

(4)	"Other liabilities" primarily includes reinsurance payables and deferred reinsurance gains.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

13.    STATUTORY NET INCOME AND SURPLUS AND DIVIDEND RESTRICTIONS
The Company is required to prepare statutory financial statements in accordance with accounting practices prescribed or permitted by the AZDOI. Prescribed statutory accounting practices include publications of the NAIC, as well as state laws, regulations and general administrative rules. Statutory accounting practices ("SAP") primarily differ from U.S. GAAP by charging policy acquisition costs to expense as incurred, establishing future policy benefit liabilities using different actuarial assumptions and valuing investments, deferred taxes and certain assets on a different basis.
Statutory net income (loss) of the Company amounted to $(852) million, $3,911 million and $(2,018) million for the years ended December 31, 2018, 2017 and 2016, respectively. Statutory surplus of the Company amounted to $6,396 million and $8,059 million at December 31, 2018 and 2017, respectively.
The Company does not utilize prescribed or permitted practices that vary materially from the statutory accounting practices prescribed by the NAIC.
The Company is subject to Arizona law, which limits the amount of dividends that insurance companies can pay to stockholders. The maximum dividend, which may be paid in any twelve-month period without notification or approval, is limited to the lesser of 10% of statutory surplus, as of December 31 of the preceding year, or the net gain from operations of the preceding calendar year. Cash dividends may only be paid out of surplus derived from realized net profits. Based on these limitations, the Company is not permitted to pay a dividend in 2019 without prior notification.
In December, September, June and March, 2018, the Company paid an extra-ordinary dividend of $225 million, $250 million, $250 million and $300 million, respectively, to its parent, PAI, which was recorded as a return of capital. In December, September, and June, 2017, the Company paid an extra-ordinary dividend of $650 million, $200 million and $100 million, respectively to PAI, which was recorded as a return of capital. In December, 2016, the Company paid an extra-ordinary dividend of $1,140 million to PAI, which was recorded as a return of capital.
14.    RELATED PARTY TRANSACTIONS
The Company has extensive transactions and relationships with Prudential Insurance and other affiliates. Although we seek to ensure that these transactions and relationships are fair and reasonable, it is possible that the terms of these transactions are not the same as those that would result from transactions among unrelated parties.
Expense Charges and Allocations
Many of the Company’s expenses are allocations or charges from Prudential Insurance or other affiliates. These expenses can be grouped into general and administrative expenses and agency distribution expenses.
The Company’s general and administrative expenses are charged to the Company using allocation methodologies based on business production processes. Management believes that the methodology is reasonable and reflects costs incurred by Prudential Insurance to process transactions on behalf of the Company. The Company operates under service and lease agreements whereby services of officers and employees, supplies, use of equipment and office space are provided by Prudential Insurance. The Company reviews its allocation methodology periodically which it may adjust accordingly. General and administrative expenses include allocations of stock compensation expenses related to a stock-based awards program and a deferred compensation program issued by Prudential Financial. The expense charged to the Company for the stock-based awards program was $0.1 million for each of the years ended December 31, 2018, 2017 and 2016. The expense charged to the Company for the deferred compensation program was $0.5 million, $0.9 million and $0.8 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of employee benefit expenses. These expenses include costs for funded and non-funded contributory and non-contributory defined benefit pension plans. Some of these benefits are based on final earnings and length of service while others are based on an account balance, which takes into consideration age, service and earnings during a career. The Company’s share of net expense for the pension plans was $2 million, $1 million and $1 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is also charged for its share of the costs associated with welfare plans issued by Prudential Insurance. These expenses include costs related to medical, dental, life insurance and disability. The Company's share of net expense for the welfare plans was $2 million for each of the years ended December 31, 2018, 2017 and 2016.
Prudential Insurance sponsors voluntary savings plans for its employee 401(k) plans. The plans provide for salary reduction contributions by employees and matching contributions by the Company of up to 4% of annual salary. The Company's expense for its share of the voluntary savings plan was $0.7 million, $0.5 million and $0.5 million for the years ended December 31, 2018, 2017 and 2016, respectively.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The Company pays commissions and certain other fees to PAD in consideration for PAD’s marketing and underwriting of the Company’s products. Commissions and fees are paid by PAD to broker-dealers who sell the Company’s products. Commissions and fees paid by the Company to PAD were $122 million, $109 million and $108 million for the years ended December 31, 2018, 2017 and 2016, respectively.
The Company is charged for its share of corporate expenses incurred by Prudential Financial to benefit its businesses, such as advertising, executive oversight, external affairs and philanthropic activity.  The Company’s share of corporate expenses was $15 million, $14 million and $10 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Affiliated Investment Management Expenses
In accordance with an agreement with PGIM, Inc. (“PGIM”), the Company pays investment management expenses to PGIM who acts as investment manager to certain Company general account and separate account assets. Investment management expenses paid to PGIM related to this agreement were $12 million, $13 million and $11 million for the years ended December 31, 2018, 2017 and 2016, respectively. These expenses are recorded as “Net investment income” in the Statements of Operations and Comprehensive Income (Loss).
Derivative Trades
In its ordinary course of business, the Company enters into OTC derivative contracts with an affiliate, PGF. For these OTC derivative contracts, PGF has a substantially equal and offsetting position with an external counterparty. See Note 4 for additional information.
Joint Ventures
The Company has made investments in joint ventures with certain subsidiaries of Prudential Financial. "Other invested assets" includes $228 million and $111 million as of December 31, 2018 and 2017, respectively. "Net investment income" related to these ventures includes a gain of $1 million, $9 million and $5 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Affiliated Asset Administration Fee Income
The Company has a revenue sharing agreement with AST Investment Services, Inc. (“ASTISI”) and PGIM Investments LLC (“PGIM Investments”) whereby the Company receives fee income based on policyholders' separate account balances invested in the Advanced Series Trust and the Prudential Series Fund. Income received from ASTISI and PGIM Investments related to this agreement was $105 million, $111 million and $112 million for the years ended December 31, 2018, 2017 and 2016, respectively. These revenues are recorded as “Asset administration fees and other income” in the Statements of Operations and Comprehensive Income (Loss).
Affiliated Notes Receivable
Affiliated notes receivable included in "Receivables from parent and affiliates" at December 31, were as follows:

	Maturity Dates			Interest Rates			2018	2017
							(in thousands)
U.S. dollar floating rate notes			2028	3.83%	-	4.25%	$34,008	$34,268
U.S. dollar fixed rate notes	2027	-	2027	8.15%	-	14.85%	3,184	3,877
Total long-term notes receivable - affiliated(1)							$37,192	$38,145

(1)	All long-term notes receivable may be called for prepayment prior to the respective maturity dates under specified circumstances.
The affiliated notes receivable shown above are classified as available-for-sale securities and other trading assets carried at fair value. The Company monitors the internal and external credit ratings of these loans and loan performance. The Company also considers any guarantees made by Prudential Insurance for loans due from affiliates.
Accrued interest receivable related to these loans was $0.3 million and $0.2 million as of December 31, 2018 and 2017, respectively, and is included in “Other assets”. Revenues related to these loans were $0.4 million, $0.7 million and $0.9 million for the years ended December 31, 2018, 2017 and 2016, respectively, and are included in “Asset administration fees and other income”.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Affiliated Asset Transfers

The Company participates in affiliated asset trades with parent and sister companies. Book and market value differences for trades with a parent and sister are recognized within APIC and "Realized investment gains (losses), net", respectively. The table below shows affiliated asset trades for the years ended December 31, 2018 and 2017:

Affiliate	Date	Transaction	Security Type	Fair Value	Book Value	APIC, Net of Tax Increase/ (Decrease)	Realized Investment Gain/ (Loss), Net of Tax
				(in thousands)
Pruco Life	January 2017	Sale	Fixed Maturities	$29	$29	$0	$0
Prudential Insurance	October 2017	Sale	Commercial Mortgages	$131,953	$128,529	$0	$2,226
Gibraltar Universal Life Reinsurance Company	October 2017	Purchase	Fixed Maturities	$113,686	$96,583	$0	$(11,117)
Prudential Insurance	December 2017	Purchase	Other long-term investments - Derivatives	$171,363	$171,363	$0	$0
Prudential Insurance	December 2017	Sale	Fixed Maturities	$13,793	$7,113	$0	$4,342
Prudential Insurance	February 2018	Purchase	Fixed Maturities	$136,963	$136,963	$0	$0
Pruco Life Insurance Company of Arizona	April 2018	Sale	Fixed Maturities	$64,313	$64,514	$0	$(159)
Prudential Insurance	April 2018	Sale	Fixed Maturities	$57,747	$43,434	$0	$11,308
Prudential Insurance	May 2018	Sale	Fixed Maturity & Commercial Mortgages	$162,111	$159,237	$0	$2,271
Passaic Fund LLC	June 2018	Transfer Out	Other Invested Assets - Privates	$15,281	$15,281	$0	$0
Prudential Insurance	July 2018	Sale	Fixed Maturities	$11,160	$9,277	$0	$1,488
Prudential Insurance	August 2018	Sale	Commercial Mortgages	$13,414	$13,165	$0	$196
Prudential Insurance	December 2018	Purchase	Fixed Maturities	$33,256	$33,166	$0	$(71)
Prudential Agricultural Investors LP	December 2018	Transfer Out	Other Invested Assets - Privates	$7,324	$7,324	$0	$0

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

Debt Agreements
The Company is authorized to borrow funds up to $9 billion from Prudential Financial and its affiliates to meet its capital and other funding needs. The debt issued during the second quarter of 2016 in the table below was assigned from affiliates as part of the Variable Annuities Recapture, as described further in Note 1. The following table provides the breakout of the Company's short and long-term debt to affiliates:

Affiliate	Date Issued	Amount of Notes - December 31, 2018	Amount of Notes - December 31, 2017	Interest Rate	Date of Maturity
		(in thousands)
Prudential Insurance	4/20/2016	0	18,734	2.60%	12/15/2018
Prudential Insurance	4/20/2016	0	25,000	2.60%	12/15/2018
Prudential Insurance	4/20/2016	46,835	46,835	2.80%	6/20/2019
Prudential Insurance	4/20/2016	18,734	18,734	2.80%	6/20/2019
Prudential Insurance	4/20/2016	37,468	37,468	3.64%	12/6/2020
Prudential Insurance	4/20/2016	93,671	93,671	3.64%	12/15/2020
Prudential Insurance	4/20/2016	103,039	103,039	3.64%	12/15/2020
Prudential Insurance	4/20/2016	93,671	93,671	3.47%	6/20/2021
Prudential Insurance	4/20/2016	93,671	93,671	4.39%	12/15/2023
Prudential Insurance	4/20/2016	28,102	28,102	4.39%	12/15/2023
Prudential Insurance	4/20/2016	37,468	37,468	3.95%	6/20/2024
Prudential Insurance	4/20/2016	93,671	93,671	3.95%	6/20/2024
Prudential Insurance	4/20/2016	46,835	46,835	3.95%	6/20/2024
Prudential Insurance	6/28/2016	30,000	30,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	50,000	50,000	3.49%	6/28/2026
Prudential Insurance	6/28/2016	25,000	25,000	3.49%	6/28/2026
Prudential Insurance	6/28/2016	26,000	26,000	2.59%	6/28/2021
Prudential Insurance	6/28/2016	25,000	25,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	20,000	20,000	2.08%	6/28/2019
Prudential Insurance	6/28/2016	25,000	25,000	3.49%	6/28/2026
Prudential Retirement Insurance & Annuity	6/28/2016	34,000	34,000	3.09%	6/28/2023
Total Loans Payable to Affiliates		$928,165	$971,899
The total interest expense to the Company related to loans and other payables to affiliates was $58 million, $66 million and $53 million for the years ended December 31, 2018, 2017 and 2016, respectively.
Contributed Capital and Dividends
Through December 31, 2018 and 2017, the Company did not receive any capital contributions. In June of 2016, the Company received a capital contribution in the amount of $8,422 million from PAI, related to the Variable Annuities Recapture, as discussed in Note 1.
In March, June, September and December of 2018, there was a $300 million, $250 million, $250 million and $225 million return of capital, respectively, to PAI. In June, September and December of 2017, there was a $100 million, $200 million and $650 million return of capital, respectively, to PAI. In December of 2016, there was a $1,140 million return of capital to PAI.
Reinsurance with Affiliates
As discussed in Note 10, the Company participates in reinsurance transactions with certain affiliates.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

15.    COMMITMENTS AND CONTINGENT LIABILITIES
Commitments
The Company has made commitments to fund $4 million and $37 million of commercial loans as of December 31, 2018 and 2017, respectively. The Company also made commitments to purchase or fund investments, mostly private fixed maturities, of $271 million and $134 million as of December 31, 2018 and 2017, respectively.
Contingent Liabilities
On an ongoing basis, the Company’s internal supervisory and control functions review the quality of sales, marketing and other customer interface procedures and practices and may recommend modifications or enhancements. From time to time, this review process results in the discovery of product administration, servicing or other errors, including errors relating to the timing or amount of payments or contract values due to customers. In certain cases, if appropriate, the Company may offer customers remediation and may incur charges, including the cost of such remediation, administrative costs and regulatory fines.
The Company is subject to the laws and regulations of states and other jurisdictions concerning the identification, reporting and escheatment of unclaimed or abandoned funds, and is subject to audit and examination for compliance with these requirements. For additional discussion of these matters, see “Litigation and Regulatory Matters” below.
It is possible that the results of operations or the cash flows of the Company in a particular quarterly or annual period could be materially affected as a result of payments in connection with the matters discussed above or other matters depending, in part, upon the results of operations or cash flows for such period. Management believes, however, that ultimate payments in connection with these matters, after consideration of applicable reserves and rights to indemnification, should not have a material adverse effect on the Company’s financial position.
Litigation and Regulatory Matters
The Company is subject to legal and regulatory actions in the ordinary course of its business. Pending legal and regulatory actions include proceedings specific to the Company and proceedings generally applicable to business practices in the industry in which it operates. The Company is subject to class action lawsuits and other litigation involving a variety of issues and allegations involving sales practices, claims payments and procedures, premium charges, policy servicing and breach of fiduciary duty to customers. The Company is also subject to litigation arising out of its general business activities, such as its investments, contracts, leases and labor and employment relationships, including claims of discrimination and harassment, and could be exposed to claims or litigation concerning certain business or process patents. In addition, the Company, along with other participants in the businesses in which it engages, may be subject from time to time to investigations, examinations and inquiries, in some cases industry-wide, concerning issues or matters upon which such regulators have determined to focus. In some of the Company’s pending legal and regulatory actions, parties are seeking large and/or indeterminate amounts, including punitive or exemplary damages. The outcome of litigation or a regulatory matter, and the amount or range of potential loss at any particular time, is often inherently uncertain.
The Company establishes accruals for litigation and regulatory matters when it is probable that a loss has been incurred and the amount of that loss can be reasonably estimated. For litigation and regulatory matters where a loss may be reasonably possible, but not probable, or is probable but not reasonably estimable, no accrual is established, but the matter, if material, is disclosed. The Company estimates that as of December 31, 2018, the aggregate range of reasonably possible losses in excess of accruals established for those litigation and regulatory matters for which such an estimate currently can be made is less than $150 million. This estimate is not an indication of expected loss, if any, or the Company’s maximum possible loss exposure on such matters. The Company reviews relevant information with respect to its litigation and regulatory matters on a quarterly and annual basis and updates its accruals, disclosures and estimates of reasonably possible loss based on such reviews.
Unclaimed Property
In 2011 the New York Attorney General subpoenaed the Company, along with other companies, regarding its unclaimed property procedures and may ultimately seek remediation and other relief, including damages. Additionally, in 2011 the New York Office of Unclaimed Funds commenced an audit of the Company’s compliance with New York’s unclaimed property laws.
Securities Lending and Foreign Tax Reclaim Matter
In 2016, Prudential Financial self-reported to the SEC and the U.S. Department of Labor ("DOL"), and notified other regulators, that in some cases it failed to maximize securities lending income for the benefit of certain separate account investments due to a long-standing restriction benefiting Prudential Financial that limited the availability of loanable securities. Prudential Financial has removed the restriction and implemented a remediation plan for the benefit of customers. As part of Prudential Financial’s review of this matter, in 2018 it further self-reported to the SEC, and notified other regulators, that in some cases it failed to timely process foreign tax reclaims for the separate account investments. Prudential Financial has corrected the foreign tax reclaim process and has implemented a remediation plan for the benefit of customers.

Prudential Annuities Life Assurance Corporation
Notes to Financial Statements - (Continued)

The DOL’s review of the securities lending matter is closed. Prudential Financial is cooperating with the SEC in its review of the securities lending and foreign tax reclaim matters (which includes a review of the remediation plans) and has entered into discussions with the SEC staff regarding a possible settlement of the securities lending matter that would potentially involve charges under the Investment Advisers Act and financial remedies. Prudential Financial cannot predict the outcome of the discussions with the SEC regarding the foreign tax reclaim matter or the possible settlement of the securities lending matter.
Summary
The Company’s litigation and regulatory matters are subject to many uncertainties, and given their complexity and scope, their outcome cannot be predicted. It is possible that the Company’s results of operations or cash flows in a particular quarterly or annual period could be materially affected by an ultimate unfavorable resolution of pending litigation and regulatory matters depending, in part, upon the results of operations or cash flows for such period. In light of the unpredictability of the Company’s litigation and regulatory matters, it is also possible that in certain cases an ultimate unfavorable resolution of one or more pending litigation or regulatory matters could have a material adverse effect on the Company’s financial position. Management believes, however, that, based on information currently known to it, the ultimate outcome of all pending litigation and regulatory matters, after consideration of applicable reserves and rights to indemnification, is not likely to have a material adverse effect on the Company’s financial position.
16.    CONTRACT WITHDRAWAL PROVISIONS
Most of the Company’s separate account liabilities are subject to discretionary withdrawal by contractholders at market value. Separate account assets, which are carried at fair value, are adequate to pay such withdrawals, which are generally subject to surrender charges ranging from 9% to 1% for contracts held less than 10 years.

17.    QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The unaudited quarterly results of operations for the years ended December 31, 2018 and 2017 are summarized in the table below:

	Three Months Ended
	March 31	June 30	September 30	December 31

2018	(in thousands)
Total revenues	$1,331,262	$769,260	$826,028	$988,030
Total benefits and expenses	539,327	517,619	561,865	451,549
Income (loss) from operations before income taxes	791,935	251,641	264,163	536,481
Net income (loss)	$635,679	$202,546	$412,236	$432,255
2017 (1)
Total revenues	$766,669	$(726,666)	$1,949,155	$314,778
Total benefits and expenses	386,941	(165,242)	597,242	367,400
Income (loss) from operations before income taxes	379,728	(561,424)	1,351,913	(52,622)
Net income (loss)	$262,358	$(400,583)	$938,926	$(884,205)
(1) The variability in the quarterly results for 2017 was primarily due to NPR gains/losses as a result of credit spread widening/tightening coupled with $882 million tax expense impact due to the enactment of the Tax Act of 2017 on December 22, 2017. See Note 11 for additional information.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Stockholder of
Prudential Annuities Life Assurance Corporation:
Opinion on the Financial Statements
We have audited the accompanying statements of financial position of Prudential Annuities Life Assurance Corporation (the "Company") as of December 31, 2018 and 2017, and the related statements of operations and comprehensive income, of equity and of cash flows for each of the three years in the period ended December 31, 2018, including the related notes and financial statement schedules listed in the index appearing under Item 15 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2018 and 2017, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2018 in conformity with accounting principles generally accepted in the United States of America.
Changes in Accounting Principles
As discussed in Note 2 to the financial statements, the Company changed the manner in which it accounts for certain financial assets and liabilities and the manner in which it accounts for certain tax effects originally recognized in accumulated other comprehensive income in 2018.
Basis for Opinion
These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on the Company's financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Company in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.
Significant Transactions with Related Parties
As described in Note 14 to the financial statements, the Company has entered into significant transactions with The Prudential Insurance Company of America, and other affiliates.

/s/ PricewaterhouseCoopers LLP

New York, New York
March 7, 2019

We have served as the Company's auditor since 2003.

PART C
OTHER INFORMATION
ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS:

(a) (1)
Financial Statements of the subaccounts of Prudential Annuities Life Assurance Corporation Variable Account B (Registrant) consisting of the Statements of Net Assets as of the dates presented, and the Statements of Operations and the Statements of Changes in Net Assets for each of the periods presented, and Notes relating thereto appear in the Statement of Additional Information (Part B of the Registration Statement).

(2)
Financial Statements of Prudential Annuities Life Assurance Corporation (Depositor) consisting of the Statements of Financial Position as of December 31, 2018 and 2017, and the related Statements of Operations and Comprehensive Income, of Equity and of Cash Flows for each of the three years in the period ended December 31, 2018, and the related Notes and Financial Statement Schedules appear at the end of the Statement of Additional Information (Part B of the Registration Statement).

(b)	Exhibits are attached as indicated (all previously filed exhibits, as noted below, are incorporated herein by reference).

(1)
Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(2)	Not applicable. Prudential Annuities Life Assurance Corporation maintains custody of all assets.

(3) (a)
Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

(b)	Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(c)
First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and Prudential Annuities Distributors, Inc. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 23, 2011.

(4) (a)
Contract N-ASP/CRT(04/02)-01 for AS Cornerstone (representative of contract forms used in each state). Schedule Page # RJ-ASP/CRT(11/08)-03. (Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-152411) filed July 18, 2008).

(b)
Copy of Highest Period Value Death Benefit Endorsement. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-96577) filed October 4, 2002).

(c)
Copy of Percentage of Growth Death Benefit Endorsement. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-96577) filed October 4, 2002).

(d)	Copy of Guaranteed Minimum Income Benefit. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-96577) filed August 7, 2003).

(e)	Copy of Guaranteed Minimum Withdrawal Benefit. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-96577) filed August 7, 2003).

(f)
Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-96577) filed April 20, 2004).

(g)	Copy of Rider for Lifetime Five Income Benefit. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-96577) filed November 16, 2004).

(h)	Copy of Rider for Highest Daily Value Benefit. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-96577) filed November 16, 2004).

(i)
Copy of Rider for Spousal Lifetime Five Income Benefit. (Incorporated herein by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-96577) filed November 16, 2005).

(j)
Copy of Form of rider for Guaranteed Return Option Plus 2008. (Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 333-96577) filed December 18, 2007).

(k)
Copy of Form of rider for Highest Daily Guaranteed Return Option. (Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 333-96577) filed December 18, 2007).

(l)	Copy of rider for Highest Daily Lifetime Seven. (Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement Form N-4 (File No. 333-96577) filed December 18, 2007).

(m)	Copy of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(n)
Copy of rider for Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, filed via EDGAR with Post - Effective amendment no. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(o)	Copy of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator via EDGAR to Pre-Effective Amendment No.1 to this Registration Statement on June 3, 2008.

(p)	Copy of Schedule Page for Highest Daily Lifetime Seven with Lifetime Income Accelerator, via EDGAR to Pre-Effective Amendment No.1 to this Registration Statement on June 3, 2008.

(q)	Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(r)	Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(s)	Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(t)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(u)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(v)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(w)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(x)
Highest Daily Lifetime Seven with Beneficiary Income option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(y)
Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(z)	Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(aa)	Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ab)	Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ac)	Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ad)	Highest Daily Lifetime 6 Plus Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ae)	Highest Daily Lifetime 6 Plus schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(af)	Highest Daily Lifetime 6 Plus W/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ag)	Highest Daily Lifetime 6 Plus W/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ah)	GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ai)	GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(aj)	Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ak)	Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(al)	Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(am)	GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(an)	HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ao)	HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ap)	Amendatory Tax Endorsement, filed via EDGAR with Post-Effective Amendment No. 21 to Registration Statement No. 333-152411, filed April 15, 2013.

(aq)	END-REDOM-ANN (09/13) filed via EDGAR with Post-Effective Amendment No. 22 to Registration Statement No. 333-152411, filed August 30, 2013.

(5)
Application to be used with variable annuity contract. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-152411) filed October 3, 2008).

6 (a)	Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(b)
Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. (Incorporated herein by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 333-152411) filed on August 30, 2013).

(c)	Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(d)
Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. (Incorporated herein by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 333-152411) filed August 30, 2013).

(7)	Copies of Annuity Reinsurance Agreements between Depositor and:

(a)	Pruco Reinsurance Ltd. for GRO benefit. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-96577) filed April 18, 2005).

(b)	The Prudential Insurance Company of America for GMWB. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-96577) filed April 18, 2005).

(c)
The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit. (Incorporated herein by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-96577) filed April 21, 2006).

(d)
Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit. (Incorporated herein by reference to Post-Effective Amendment No.14 to Form N-4 Registration Statement (File No. 333-96577) filed April 21, 2006).

(e)
Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit. (Incorporated herein by reference to Post-Effective Amendment No.14 to Form N-4 Registration Statement (File No. 333-96577) filed April 21, 2006).

(f)
Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 333-96577) filed April 20, 2007).

(g)	Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(h)	Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(i)	Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(j)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(k)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(l)	Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(m)	Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(n)	Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(o)	Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(8)	Copies of Agreements between Depositor and:

(a)	Advanced Series Trust. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-87010) filed February 25, 1997).

(b)	First Defined Portfolio Fund LLC. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-86866) filed April 26, 2000).

(c)	Evergreen Variable Annuity Trust. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-87010) filed April 26, 2000).

(d)	INVESCO Variable Investment Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-87010) filed April 26, 2000).

(e)	ProFunds VP. (Incorporated herein by reference to Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 33-87010) filed April 26, 2000).

(f)	Wells Fargo Variable Trust. (Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-49478) filed November 7, 2000).

(g)	Prudential Series Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 33-87010) filed April 26, 2001).

(h)	Revised Nationwide Variable Investment Trust. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 333-96577) filed April 20, 2007).

(i)	A I M Variable Insurance Funds. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-96577) filed April 18, 2005).

(j)	ProFunds VP Amendment No. 2. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Form N-4 Registration Statement No. 333-96577) filed April 20, 2007).

(k)	Rule 22c-2 Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 333-96577) filed April 20, 2007).

(l)
Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 333-96577) filed April 17, 2008).

(m)
Franklin Templeton Variable Insurance Products Trust. (Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 333-96577) filed April 17, 2008).

(n)
Amendment to Advanced Series Trust Fund Participation Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-152411) filed April 15, 2013).

(9)	Opinion and Consent of Counsel. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-152411) filed October 3, 2008).

(10)	Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

(11)	Not applicable.

(12)	Not applicable.

(13) (a)	Power of Attorney for Dylan J. Tyson. (Filed Herewith)

(13) (b)
Power of Attorney for Caroline A. Feeney. Incorporated by reference to Form N-4, Registration No. 333-152411, filed on April 11, 2019 on behalf of Prudential Annuities Life Assurance Corporation Variable Account B.

(13) (c)	Power of Attorney for Susan M. Mann. (Filed Herewith)

(13) (d)
Power of Attorney for Candace J. Woods. Incorporated by reference to Form N-4, Registration No. 333-152411, filed on April 11, 2019 on behalf of Prudential Annuities Life Assurance Corporation Variable Account B.

(13) (e)
Power of Attorney for Nandini Mongia. Incorporated by reference to Form N-4, Registration No. 333-152411, filed on April 11, 2019 on behalf of Prudential Annuities Life Assurance Corporation Variable Account B.

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR (ENGAGED DIRECTLY OR INDIRECTLY, IN REGISTRANT’S VARIABLE ANNUITY BUSINESS:

NAME AND PRINCIPAL BUSINESS ADDRESS	POSITION AND OFFICES WITH DEPOSITOR

Timothy S. Cronin One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President
Caroline A. Feeney 213 Washington Street Newark, New Jersey 07102-2917	Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Chief Financial Officer, Executive Vice President and Director
Dylan J. Tyson One Corporate Drive Shelton, Connecticut 06484-6208	President, Chief Executive Officer and Director
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President, Chief Legal Officer, and Corporate Secretary
Nandini Mongia 280 Trumbull Street Hartford, Connecticut 06103	Director and Treasurer
Matthew H. Silver 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Chief Actuary
Candace J. Woods 751 Broad Street Newark, New Jersey 07102-3714	Director

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT:
The Registrant separate account may be deemed to be under common control (or where indicated, identical to) the following separate accounts that are sponsored either by the depositor or an insurer that is an affiliate of the depositor: The Prudential Discovery Premier Group Variable Contract Account, The Prudential Variable Appreciable Account, The Prudential Individual Variable Contract Account, The Prudential Variable Contract Account GI-2, The Prudential Qualified Individual Variable Contract Account, The Prudential Variable Contract Account-24, The Prudential Discovery Select Group Variable Annuity Contract Account (separate accounts of Prudential); the Pruco Life Flexible Premium Variable Annuity Account; the Pruco Life PRUvider Variable Appreciable Account; the Pruco Life Variable Universal Account, the Pruco Life Variable Insurance Account, the Pruco Life Variable Appreciable Account, the Pruco Life Single Premium Variable Life Account, the Pruco Life Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company ("Pruco Life"); the Pruco Life of New Jersey Flexible Premium Variable Annuity Account; the Pruco Life of New Jersey Variable Insurance Account, the Pruco Life of New Jersey Variable Appreciable Account, the Pruco Life of New Jersey Single Premium Variable Life Account, and the Pruco Life of New Jersey Single Premium Variable Annuity Account (separate accounts of Pruco Life Insurance Company of New Jersey ("Pruco Life of New Jersey"). Pruco Life, a life insurance company organized under the laws of Arizona, is a direct wholly-owned subsidiary of The Prudential Insurance Company of America and an indirect wholly-owned subsidiary of Prudential Financial, Inc. Pruco Life of New Jersey, a life insurance company organized under the laws of New Jersey, is a direct wholly-owned subsidiary of Pruco Life, and an indirect wholly-owned subsidiary of Prudential Financial, Inc.
The subsidiaries of Prudential Financial Inc. ("PFI") are listed under Exhibit 21.1 of the Annual Report on Form 10-K of PFI (Registration No. 001-16707), filed on February 15, 2019, the text of which is hereby incorporated by reference. In addition to those subsidiaries, Prudential holds all of the voting securities of Prudential's Gibraltar Fund, Inc., a Maryland corporation, in three of its separate accounts. Prudential's Gibraltar Fund, Inc. is registered as an open-end, diversified, management investment company under the Investment Company Act of 1940 (the "Act"). The separate accounts listed above are registered as unit investment trusts under the Act. Registrant may also be deemed to be under common control with The Prudential Variable Contract Account-2, The Prudential Variable Contract Account-10, and The Prudential Variable Account Contract Account-11, (separate accounts of The Prudential Insurance Company of America which are registered as open-end, diversified management investment companies).
ITEM 27. NUMBER OF CONTRACT OWNERS: As of October 31, 2019, there were 1,089 Qualified contract owners and 469 Non-Qualified contract owners.
ITEM 28. INDEMNIFICATION:
The Registrant, in conjunction with certain of its affiliates, maintains insurance on behalf of any person who is or was a trustee, director, officer, employee, or agent of the Registrant, or who is or was serving at the request of the Registrant as a trustee, director, officer, employee or agent of such other affiliated trust or corporation, against any liability asserted against and incurred by him or her arising out of his or her position with such trust or corporation.
Arizona, the state of organization of Prudential Annuities Life Assurance Corporation ("Prudential Annuities"), permits entities organized under its jurisdiction to indemnify directors and officers with certain limitations. The relevant provisions of Arizona law permitting indemnification can be found in Section 10-850 et. seq. of the Arizona Statutes Annotated. The text of Prudential Annuities’ By-law, Article VI, which relates to indemnification of officers and directors.
Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.
ITEM 29. PRINCIPAL UNDERWRITERS:

(a)	Prudential Annuities Distributors, Inc. (PAD)
PAD serves as principal underwriter for variable annuities issued by each of Pruco Life Insurance Company, Pruco Life Insurance Company of New Jersey, and Prudential Annuities Life Assurance Corporation. Each of those insurers is part of Prudential Annuities, a business unit of Prudential Financial, that primarily issues individual variable annuity contracts. The separate accounts of those insurance companies, through which the bulk of the variable annuities are issued, are the Pruco Life Flexible Premium Variable Annuity Account, the Pruco Life of New Jersey Flexible Premium Variable Annuity Account, and Prudential Annuities Life Assurance Corporation Variable Account B.

(b)	Information concerning the directors and officers of PAD is set forth below:

NAME	POSITIONS AND OFFICES WITH UNDERWRITER

James F. Mullery One Corporate Drive Shelton, Connecticut 06484-6208	President & CEO and Director
Ann Nanda One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Susan M. Mann 213 Washington Street Newark, New Jersey 07102-2917	Senior Vice President and Director
Dianne D. Bogoian One Corporate Drive Shelton, Connecticut 06484-6208	Senior Vice President and Director
Elizabeth Guerrera One Corporate Drive Shelton, Connecticut 06484-6208	Chief Operating Officer, Vice President and Director
Christopher J. Hagan 2101 Welsh Road Dresher, Pennsylvania 19025-5000	Vice President
Francine B. Boucher 751 Broad Street Newark, New Jersey 07102-3714	Chief Legal Officer, Vice President and Secretary
Matthew Sun 213 Washington Street Newark, New Jersey 07102-2917	Treasurer
Robert P. Smit Three Gateway Center Newark, New Jersey 07102-4061	Chief Financial Officer and Controller
Michael B. McCauley One Corporate Drive Shelton, Connecticut 06484-6208	Vice President and Chief Compliance Officer
Lynn K. Stone One Corporate Drive Shelton, Connecticut 06484-6208	Vice President
Charles H. Smith 751 Broad Street Newark, New Jersey 07102-3714	AML Officer
Scott P. Haggerty One Corporate Drive Shelton, Connecticut 06484-6208	Vice President

ITEM 29. PRINCIPAL UNDERWRITERS:
(c) Commissions received by PAD during 2018 with respect to all individual annuities issued by PALAC.

NAME OF PRINCIPAL UNDERWRITER	NET UNDERWRITING DISCOUNTS AND COMMISSIONS	COMPENSATION ON REDEMPTION	BROKERAGE COMMISSIONS	COMPENSATION
Prudential Annuities Distributors, Inc.*	$122,121,924.71	$-0-	$-0-	$-0-
* PAD did not retain any of these commissions.
ITEM 30. LOCATION OF ACCOUNTS AND RECORDS:
Accounts and records are maintained by PALAC at its offices in Shelton, Connecticut and Fort Washington, Pennsylvania.
ITEM 31. MANAGEMENT SERVICES
None.
ITEM 32. UNDERTAKINGS

(a)
Registrant hereby undertakes to file a post-effective amendment to this Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the annuity contracts may be accepted and allocated to the Sub-accounts of Separate Account B.

(b)
Registrant undertakes to include either (1) as part of any enrollment form or application to purchase a contract offered by the prospectus, a space that an applicant or enrollee can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.

(c)	Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

(d)
Prudential Annuities Life Assurance Corporation (“Depositor”) hereby represents that the fees and charges deducted under the contracts described in this Registration Statement are in the aggregate reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Prudential Annuities Life Assurance Corporation.

(e)
With respect to the restrictions on withdrawals for Texas Optional Retirement Programs and Section 403(b) plans, we are relying upon: 1) a no-action letter dated November 28, 1988 from the staff of the Securities and Exchange Commission to the American Council of Life Insurance with respect to annuities issued under Section 403(b) of the Code, the requirements of which have been complied with by us; and 2) Rule 6c-7 under the 1940 Act with respect to annuities made available through the Texas Optional Retirement Program, the requirements of which have been complied with by us.

EXHIBITS

(1)
Copy of the resolution of the board of directors of Depositor authorizing the establishment of the Registrant for Separate Account B filed via EDGAR with Post-Effective Amendment No. 6 to Registration Statement No. 33-87010, filed March 2, 1998.

(3) (a)
Revised Principal Underwriting Agreement between Prudential Annuities Life Assurance Corporation and Prudential Annuities Distributors, Inc, filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 21, 2006.

(b)	Specimen Revised Dealer Agreement filed via EDGAR with Post-Effective Amendment No. 26 to Registration Statement No. 333-96577, filed April 17, 2008.

(c)
First Amendment to Principal Underwriting Agreement between Prudential Annuities Life Assurance Company ("Company"), and Prudential Annuities Distributors, Inc. ("Distributor"), filed via EDGAR with Post-Effective Amendment No. 49 to Registration Statement No. 333-96577, filed September 23, 2011.

(4) (a)
Contract N-ASP/CRT(04/02)-01 for AS Cornerstone (representative of contract forms used in each state). Schedule Page # RJ-ASP/CRT(11/08)-03. (Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-152411) filed July 18, 2008).

(b)
Copy of Highest Period Value Death Benefit Endorsement. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-96577) filed October 4, 2002).

(c)
Copy of Percentage of Growth Death Benefit Endorsement. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-96577) filed October 4, 2002).

(d)	Copy of Guaranteed Minimum Income Benefit. (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-96577) filed August 7, 2003).

(e)	Copy of Guaranteed Minimum Withdrawal Benefit (Incorporated herein by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-96577) filed August 7, 2003).

(f)
Copy of Rider for Combination 5% Roll-up and Highest Anniversary Value Death Benefit. (Incorporated herein by reference to Post-Effective Amendment No. 5 to Form N-4 Registration Statement (File No. 333-96577) filed April 20, 2004).

(g)	Copy of Rider for Lifetime Five Income Benefit. (Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-96577) filed November 16, 2004).

(h)	Copy of Rider for Highest Daily Value Benefit. (Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-96577) filed November 16, 2004).

(i)	Copy of Rider for Spousal Lifetime Five Income Benefit. (Incorporated by reference to Post-Effective Amendment No. 10 to Form N-4 Registration Statement (File No. 333-96577) filed November 16, 2005).

(j)
Copy of Form of rider for Guaranteed Return Option Plus 2008. (Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 333-96577) filed December 18, 2007).

(k)
Copy of Form of rider for Highest Daily Guaranteed Return Option. (Incorporated herein by reference to Post-Effective Amendment No. 25 to Form N-4 Registration Statement (File No. 333-96577) filed December 18, 2007).

(l)	Copy of rider for Highest Daily Lifetime Seven.(Incorporated herein by reference to Post-Effective Amendment No. 25 to Registration Statement Form N-4 (File No. 333-96577) filed December 18, 2007).

(m)	Copy of rider for Highest Daily Lifetime Seven with Beneficiary Income Option filed via EDGAR with Post-Effective Amendment No. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(n)
Copy of rider for Spousal Highest Daily Lifetime Seven with Beneficiary Income Option, filed via EDGAR with Post - Effective amendment no. 27 to Registration Statement No. 333-96577, filed May 1, 2008.

(o)	Copy of rider for Highest Daily Lifetime Seven with Lifetime Income Accelerator via EDGAR to Pre-Effective Amendment No.1 to this Registration Statement on June 3, 2008.

(p)	Copy of Schedule Page for Highest Daily Lifetime Seven with Lifetime Income Accelerator, via EDGAR to Pre-Effective Amendment No.1 to this Registration Statement on June 3, 2008.

(q)	Highest Daily Lifetime 7 Plus Benefit Rider (RID-HD7 (2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(r)	Highest Daily Lifetime 7 Plus Schedule Supplement (SCH-HD7(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(s)	Highest Daily Lifetime Seven Benefit Schedule Supplement (SCH-HD7(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(t)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Benefit Rider (RID-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(u)
Highest Daily Lifetime 7 Plus with Beneficiary Income Option Schedule Supplement (SCH-HD7-DB(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(v)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Benefit Rider (RID-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(w)
Highest Daily Lifetime 7 Plus with Lifetime Income Accelerator Schedule Supplement (SCH-HD7-LIA(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(x)
Highest Daily Lifetime Seven with Beneficiary Income Option Schedule supplement (SCH-HD7-DB(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(y)
Highest Daily Lifetime Seven with Lifetime Income Accelerator Schedule supplement (SCH-HD7-LIA(1/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(z)	Schedule supplement Highest Daily Lifetime Five Benefit (SCH-HDLT5(1/09)) filed via EDGAR with post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(aa)	Beneficiary Annuity Endorsement (END-BENE(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ab)	Beneficiary IRA Endorsement (END-IRABEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ac)	Beneficiary Roth IRA Endorsement (END-ROTHBEN(2/09)) filed via EDGAR with Post-Effective Amendment No. 37 to Registration Statement No. 333-96577, filed January 28, 2009.

(ad)	Highest Daily Lifetime 6 Plus Benefit Rider (RID-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ae)	Highest Daily Lifetime 6 Plus Benefit Schedule (SCH-HD6-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(af)	Highest Daily Lifetime 6 Plus w/LIA Benefit Rider (RID-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ag)	Highest Daily Lifetime 6 Plus w/LIA Benefit Schedule (SCH-HD6-LIA-8/09) filed via EDGAR with Post-Effective Amendment No. 41 to Registration Statement No. 333-96577, filed June 1, 2009.

(ah)	GRO II Benefit rider (RID-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ai)	GRO II Benefit schedule (SCH-GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(aj)	Highest Daily GRO II Benefit rider (RID-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(ak)	Highest Daily GRO II Benefit SCHEDULE (SCH-HD GRO-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(al)	Highest Daily GRO CAP Benefit SCHEDULE (SCH-HDGROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(am)	GRO Plus 2008 Benefit SCHEDULE (SCH-GROCAP-11/09) filed via EDGAR with Post-Effective Amendment No. 43 to Registration Statement No. 333-96577, filed August 27, 2009.

(an)	HDGRO (SCH-HDGRO-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ao)	HD GRO 90% Cap (SCH-HDGROCAP-11-09/8-10) filed via EDGAR with Post-Effective Amendment No. 46 to Registration Statement No. 333-96577, filed July 1, 2010.

(ap)	Amendatory Tax Endorsement, filed via EDGAR with Post-Effective Amendment No. 21 to Registration Statement No. 333-152411, filed April 15, 2013.

(aq)	END-REDOM-ANN (09/13) filed via EDGAR with Post-Effective Amendment No. 22 to Registration Statement No. 333-152411, filed August 30, 2013.

(5)
Application to be used with variable annuity contract. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-152411) filed October 3, 2008).

(6) (a)	Copy of the amended certificate of incorporation of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(b)
Articles of Domestication of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. (Incorporated herein by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 333-152411) filed on August 30, 2013).

(c)	Copy of the amended and restated By-Laws of Prudential Annuities Life Assurance Corporation filed via EDGAR with Registration Statement No. 33-44202, filed March 14, 2008.

(d)
Amended and Restated By-Laws of Prudential Annuities Life Assurance Corporation, effective August 31, 2013. (Incorporated herein by reference to Post-Effective Amendment No. 22 to Form N-4 Registration Statement (File No. 333-152411) filed August 30, 2013).

(7)	Copies of Annuity Reinsurance Agreements between Depositor and:

(a)	Pruco Reinsurance Ltd. for GRO benefit. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-96577) filed April 18, 2005).

(b)	The Prudential Insurance Company of America for GMWB. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-96577) filed April 18, 2005).

(c)
The Prudential Insurance Company of America for Lifetime Five Withdrawal Benefit. (Incorporated herein by reference to Post-Effective Amendment No. 14 to Form N-4 Registration Statement (File No. 333-96577) filed April 21, 2006).

(d)
Pruco Reinsurance Ltd for Lifetime Five Withdrawal Benefit. (Incorporated herein by reference to Post-Effective Amendment No.14 to Form N-4 Registration Statement (File No. 333-96577) filed April 21, 2006).

(e)
Pruco Reinsurance Ltd. for Spousal Lifetime Five Optional Living Benefit. (Incorporated herein by reference to Post-Effective Amendment No.14 to Form N-4 Registration Statement (File No. 333-96577) filed April 21, 2006).

(f)
Pruco Reinsurance Ltd. for Highest Daily Lifetime Five Optional Living Benefit. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 333-96577) filed April 20, 2007).

(g)	Pruco Reinsurance Ltd for GRO Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(h)	Pruco Reinsurance Ltd for GRO Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(i)	Pruco Reinsurance Ltd for Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(j)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 1 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(k)	Pruco Reinsurance Ltd for Highest Daily Lifetime Five Amendment No. 2 filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(l)	Pruco Reinsurance Ltd for GRO Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(m)	Pruco Reinsurance Ltd for Highest Daily Lifetime Seven filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(n)	Pruco Reinsurance Ltd for Highest Daily Lifetime 7 Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(o)	Pruco Reinsurance Ltd for Highest Daily Lifetime 6 Plus filed via EDGAR with Post-Effective Amendment No. 45 to Registration Statement No. 333-96577 filed April 19, 2010.

(8)	Copies of Agreements between Depositor and:

(a)	Advanced Series Trust. (Incorporated herein by reference to Post-Effective Amendment No. 4 to Form N-4 Registration Statement (File No. 33-87010) filed February 25, 1997).

(b)	First Defined Portfolio Fund LLC. (Incorporated herein by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 33-86866) filed April 26, 2000).

(c)	Evergreen Variable Annuity Trust. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-87010) filed April 26, 2000).

(d)	INVESCO Variable Investment Funds, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 33-87010) filed April 26, 2000).

(e)	ProFunds VP. (Incorporated herein by reference to Post-Effective Amendment No. 9 to this Form N-4 Registration Statement (File No. 33-87010) filed April 26, 2000).

(f)	Wells Fargo Variable Trust. (Incorporated herein by reference to Form N-4 Registration Statement (File No. 333-49478) filed November 7, 2000).

(g)	Prudential Series Fund, Inc. (Incorporated herein by reference to Post-Effective Amendment No. 15 to Form N-4 Registration Statement (File No. 33-87010) filed April 26, 2001).

(h)	Revised Nationwide Variable Investment Trust. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 333-96577) filed April 20, 2007).

(i)	A I M Variable Insurance Funds. (Incorporated herein by reference to Post-Effective Amendment No. 9 to Form N-4 Registration Statement (File No. 333-96577) filed April 18, 2005).

(j)	ProFunds VP Amendment No. 2. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Form N-4 Registration Statement No. 333-96577) filed April 20, 2007).

(k)	Rule 22c-2 Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 20 to Form N-4 Registration Statement (File No. 333-96577) filed April 20, 2007).

(l)
Notice re change of Depositor name to Prudential Annuities Life Assurance Corporation. (Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 333-96577) filed April 17, 2008).

(m)
Franklin Templeton Variable Insurance Products Trust. (Incorporated herein by reference to Post-Effective Amendment No. 26 to Form N-4 Registration Statement (File No. 333-96577) filed April 17, 2008).

(n)
Amendment to Advanced Series Trust Fund Participation Agreement. (Incorporated herein by reference to Post-Effective Amendment No. 21 to Form N-4 Registration Statement (File No. 333-152411) filed April 15, 2013).

(9)	Opinion and Consent of Counsel. (Incorporated herein by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-152411) filed October 3, 2008).

(10)	Written Consent of Independent Registered Public Accounting Firm. (Filed Herewith)

(13) (a)	Power of Attorney for Dylan J. Tyson (Filed Herewith)

(13) (b)
Power of Attorney for Caroline A. Feeney. Incorporated by reference to Form N-4, Registration No. 333-152411, filed on April 11, 2019 on behalf of Prudential Annuities Life Assurance Corporation Variable Account B.

(13) (c)	Power of Attorney for Susan M. Mann (Filed Herewith)

(13) (d)
Power of Attorney for Candace J. Woods. Incorporated by reference to Form N-4, Registration No. 333-152411, filed on April 11, 2019 on behalf of Prudential Annuities Life Assurance Corporation Variable Account B.

(13) (e)
Power of Attorney for Nandini Mongia. Incorporated by reference to Form N-4, Registration No. 333-152411, filed on April 11, 2019 on behalf of Prudential Annuities Life Assurance Corporation Variable Account B.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this post-effective amendment to be signed on its behalf in the City of Newark and the State of New Jersey on this 19th day of December 2019.

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
REGISTRANT

Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

BY: PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
DEPOSITOR

Dylan J. Tyson*
Dylan J. Tyson President and Chief Executive Officer

SIGNATURES
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

SIGNATURE	TITLE
Dylan J. Tyson*	Director, President and Chief Executive Officer	December 19, 2019
Dylan J. Tyson
Susan M. Mann*	Chief Financial Officer, Executive Vice President and Director (Principal Accounting Officer)	December 19, 2019
Susan M. Mann
Caroline A. Feeney*	Director	December 19, 2019
Caroline A. Feeney
Nandini Mongia*	Director	December 19, 2019
Nandini Mongia
Candace J. Woods*	Director	December 19, 2019
Candace J. Woods

By:	/s/ Douglas E. Scully
Douglas E. Scully
* Executed by Douglas E. Scully on behalf of those indicated pursuant to Power of Attorney.